          As filed with the Securities and Exchange Commission on April 12, 2006

                                            REGISTRATION STATEMENT NO. 333-70659
                                                                       811-08223

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 11


                                       AND


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 28


                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                   ----------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116

                     (Name and Address of Agent for Service)


                                    ---------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]   on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Individual Variable Annuity Contracts


================================================================================

                      VINTAGE XTRA(SM) ANNUITY PROSPECTUS:
                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES



This prospectus describes VINTAGE XTRA ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - Class 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund



JANUS ASPEN SERIES - SERVICE SHARES
   Mid Cap Growth Portfolio



LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio



LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. CLASS I+
   Legg Mason Partners Variable Investors Portfolio+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio - Class II+ Legg Mason Partners Variable Fundamental Value Portfolio+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio+



MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+



METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class E+
   Capital Guardian U.S. Equity Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+



PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio



PUTNAM VARIABLE TRUST - CLASS IB
   Putnam VT Small Cap Value Fund



VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio - Service Class
   VIP Mid Cap Portfolio - Service Class 2



METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS - CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+




(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9328 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                           PROSPECTUS DATED MAY 1 2006

\
                                TABLE OF CONTENTS


Glossary..............................................     3
Summary...............................................     5
Fee Table.............................................     9
Condensed Financial Information.......................    18
The Annuity Contract..................................    18
   Contract Owner Inquiries...........................    19
   Purchase Payments..................................    19
   Purchase Payment Credits...........................    19
   Accumulation Units.................................    20
   The Variable Funding Options.......................    20
Fixed Account.........................................    27
Charges and Deductions................................    27
   General............................................    27
   Withdrawal Charge..................................    28
   Free Withdrawal Allowance..........................    29
   Transfer Charge....................................    29
   Administrative Charges.............................    29
   Mortality and Expense Risk Charge..................    29
   Variable Liquidity Benefit Charge..................    29
   Enhanced Stepped-Up Provision Charge...............    30
   Guaranteed Minimum Withdrawal Benefit Charge.......    30
   Variable Funding Option Expenses...................    30
   Premium Tax........................................    30
   Changes in Taxes Based upon Premium or Value.......    30
Transfers.............................................    30
Market Timing/Excessive Trading.......................    31
   Dollar Cost Averaging..............................    32
Access to Your Money..................................    33
   Guaranteed Minimum Withdrawal Benefit .............    33
   Systematic Withdrawals.............................    38
Ownership Provisions..................................    39
   Types of Ownership.................................    39
     Contract Owner...................................    39
     Beneficiary......................................    39
     Annuitant........................................    39
Death Benefit.........................................    40
   Death Proceeds before the Maturity Date............    40
   Enhanced Stepped-up Provision......................    41
   Payment of Proceeds................................    41
   Spousal Contract Continuance.......................    43
   Beneficiary Contract Continuance...................    43
   Planned Death Benefit..............................    44
   Death Proceeds after the Maturity Date.............    44
The Annuity Period....................................    44
   Maturity Date......................................    44
   Allocation of Annuity..............................    45
   Variable Annuity...................................    45
   Fixed Annuity......................................    45
 Payment Options......................................    45
   Election of Options................................    45
   Annuity Options....................................    46
   Variable Liquidity Benefit.........................    46
 Miscellaneous Contract Provisions....................    47
   Right to Return....................................    47
   Termination........................................    47
   Required Reports...................................    47
   Suspension of Payments.............................    47
 The Separate Accounts................................    47
   Performance Information............................    48
 Federal Tax Considerations...........................    48
   General Taxation of Annuities......................    49
   Types of Contracts: Qualified and Non-qualified....    49
   Qualified Annuity Contracts........................    49
   Taxation of Qualified Annuity Contracts............    49
   Mandatory Distributions for Qualified Plans........    49
   Non-qualified Annuity Contracts....................    50
   Diversification Requirements for Variable
    Annuities ........................................    50
   Ownership of the Investments.......................    51
   Taxation of Death Benefit Proceeds.................    51
   Other Tax Considerations...........................    51
   Treatment of Charges for Optional Benefits.........    51
   Puerto Rico Tax Considerations.....................    51
   Non-Resident Aliens................................    52
 Other Information....................................    52
   The Insurance Companies............................    52
   Financial Statements...............................    52
   Distribution of Variable Annuity Contracts.........    52
   Conformity with State and Federal Laws.............    54
   Voting Rights......................................    54
   Restrictions on Financial Transactions.............    54
   Legal Proceedings..................................    55
 Appendix A: Condensed Financial Information for
   MetLife of CT Fund BD III for Variable Annuities...   A-1
 Appendix B: Condensed Financial Information for
   MetLife of CT Fund BD IV for Variable Annuities....   B-1
 Appendix C: The Fixed Account........................   C-1
 Appendix D: Waiver of Withdrawal
   Charge for Nursing Home Confinement................   D-1
 Appendix E: Contents of the Statement of
   Additional Information.............................   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (I) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                              VINTAGE XTRA ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Fund BD III for Variable Annuities ("Fund BD III"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the

Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program).


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......       8%(1)

(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)

TRANSFER CHARGE...............  $10(2)

(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE............     88%(3)

(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...........    $40(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

            YEARS SINCE PURCHASE                     WITHDRAWAL
                PAYMENT MADE                           CHARGE
-------------------------------------------          ----------
GREATER THAN OR EQUAL TO     BUT LESS THAN
           0 years                 4 years                8%
           4 years                 5 years                7%
           5 years                 6 years                6%
           6 years                 7 years                5%
           7 years                 8 years                3%
           8 years                 9 years                1%
          9 years+                                        0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

            YEARS SINCE INITIAL                      WITHDRAWAL
              PURCHASE PAYMENT                         CHARGE
-------------------------------------------          ----------
GREATER THAN OR EQUAL TO    BUT LESS THAN
           0 years               4 years                 8%
           4 years               5 years                 7%
           5 years               6 years                 6%
           6 years               7 years                 5%
           7 years               8 years                 3%
           8 years               9 years                 1%
          9 years+                                       0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II,, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                    STANDARD DEATH          ENHANCED DEATH
                                                        BENEFIT                 BENEFIT
                                                    --------------          --------------
Mortality and Expense ("M & E") Risk Charge..            1.25%(5)               1.45%(5)
Administrative Expense Charge................            0.15%                  0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  NO OPTIONAL FEATURES SELECTED..............            1.40%                  1.60%
Optional E.S.P. Charge.......................            0.20%                  0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. ONLY SELECTED.......................            1.60%                  1.80%
Optional GMWB I Charge (maximum upon
  reset).....................................            1.00%(6)               1.00%(6)
Optional GMWB II Charge (maximum upon
  reset).....................................            1.00%(6)               1.00%(6)
Optional GMWB III Charge.....................            0.25%                  0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB I ONLY SELECTED.......................            2.40%                  2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB II ONLY SELECTED......................            2.40%                  2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB III ONLY SELECTED.....................            1.65%                  1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB I SELECTED.................            2.60%                  2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB II SELECTED................            2.60%                  2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB III SELECTED...............            1.85%                  2.05%


---------------------------------


(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9328.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                  MINIMUM      MAXIMUM
                                                                                  -------      -------
TOTAL ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and
   other expenses)                                                                   0.47%        4.47%

UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                                 DISTRIBUTION                 TOTAL       CONTRACTUAL           NET TOTAL
                                                     AND/OR                   ANNUAL       FEE WAIVER            ANNUAL
                                 MANAGEMENT     SERVICE(12b-1)  OTHER       OPERATING    AND/OR EXPENSE         OPERATING
       UNDERLYING FUND:             FEE              FEES      EXPENSES      EXPENSES    REIMBURSEMENT          EXPENSES**
------------------------------   ----------     -------------- --------     ---------    --------------      ----------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund
     - Series I+                    0.60%            --          0.27%        0.87%            --                 0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
     Growth Fund - Class 2*         0.58%          0.25%         0.04%        0.87%            --                 0.87%
   American Funds Growth
     Fund - Class 2*                0.33%          0.25%         0.02%        0.60%            --                 0.60%
   American Funds
     Growth-Income Fund -
     Class 2*                       0.28%          0.25%         0.01%        0.54%            --                 0.54%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Income
     Securities Fund - Class
     2*                             0.46%          0.25%         0.02%        0.73%            --                 0.73%(2)(3)
   Franklin Small-Mid Cap
     Growth Securities Fund
     - Class 2*+                    0.48%          0.25%         0.28%        1.01%          0.02%                0.99%(3)(4)
   Templeton Developing
     Markets Securities Fund
     - Class 2*                     1.24%          0.25%         0.29%        1.78%            --                 1.78%
   Templeton Foreign
     Securities Fund - Class
     2*                             0.65%          0.25%         0.17%        1.07%          0.05%                1.02%(4)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio
     - Service Shares*              0.64%          0.25%         0.03%        0.92%            --                 0.92%
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*                 0.75%          0.25%         0.22%        1.22%            --                 1.22%
LEGG MASON PARTNERS
   INVESTMENT SERIES
   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio+++          0.65%            --          0.21%        0.86%            --                 0.86%
   Legg Mason Partners
     Variable Premier
     Selections All Cap
     Growth Portfolio+++            0.75%            --          0.19%        0.94%            --                 0.94%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class I+           0.75%            --          0.07%        0.82%            --                 0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio - Class I            0.65%            --          0.06%        0.71%            --                 0.71%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio -
     Class I+                       0.75%            --          0.22%        0.97%            --                 0.97%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Appreciation
     Portfolio                      0.70%            --          0.02%        0.72%            --                 0.72%
   Legg Mason Partners
     Variable Diversified
     Strategic Income
     Portfolio+                     0.65%            --          0.12%        0.77%            --                 0.77%
   Legg Mason Partners
     Variable Equity Index
     Portfolio - Class II*          0.31%          0.25%         0.03%        0.59%            --                 0.59%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio                0.75%            --          0.03%        0.78%            --                 0.78%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++       0.55%          0.25%         0.28%        1.08%            --                 1.08%(5)
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++             0.75%            --          0.02%        0.77%            --                 0.77%(5)
   Legg Mason Partners
     Variable High Income
     Portfolio++                    0.60%            --          0.06%        0.66%            --                 0.66%
   Legg Mason Partners
     Variable International
     All Cap Growth
     Portfolio+++                   0.85%            --          0.15%        1.00%            --                 1.00%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++             0.75%            --          0.04%        0.79%            --                 0.79%
   Legg Mason Partners
     Variable Large Cap
     Value Portfolio+++             0.60%            --          0.05%        0.65%            --                 0.65%
   Legg Mason Partners
     Variable Mid Cap Core
     Portfolio++                    0.75%            --          0.07%        0.82%            --                 0.82%
   Legg Mason Partners
     Variable Money Market
     Portfolio++                    0.45%            --          0.02%        0.47%            --                 0.47%(5)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     All Cap Growth and
     Value*                         0.75%          0.25%         0.06%        1.06%            --                 1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Balanced All Cap Growth
     and Value*                     0.75%          0.25%         0.06%        1.06%            --                 1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Global All Cap Growth
     and Value*                     0.75%          0.25%         0.15%        1.15%            --                 1.15%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Large Cap Growth and
     Value*                         0.75%          0.25%         0.24%        1.24%            --                 1.24%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio                      0.75%            --          0.30%        1.05%           ---                 1.05%
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value
     Portfolio - Class A            0.83%            --          3.64%        4.47%          3.37%                1.10%(6)
   Harris Oakmark
     International Portfolio
     - Class A                      0.82%            --          0.13%        0.95%            --                 0.95%
   Janus Capital
     Appreciation Portfolio
     - Class A                      0.65%            --          0.09%        0.74%            --                 0.74%(6)
   Lord Abbett Growth and
     Income Portfolio -
     Class B*                       0.50%          0.25%         0.04%        0.79%            --                 0.79%(6)
   Lord Abbett Mid-Cap Value
     Portfolio - Class B*           0.68%          0.25%         0.08%        1.01%            --                 1.01%
   Mercury Large-Cap Core
     Portfolio - Class A            0.78%            --          0.12%        0.90%            --                 0.90%(6)
   Met/AIM Capital
     Appreciation Portfolio
     - Class A                      0.76%            --          0.05%        0.81%            --                 0.81%(6)
   Met/AIM Small Cap Growth
     Portfolio - Class A            0.90%            --          0.10%        1.00%            --                 1.00%(6)
   MFS(R) Value Portfolio -
     Class A                        0.73%            --          0.24%        0.97%            --                 0.97%(6)
   Neuberger Berman Real
     Estate Portfolio -
     Class A                        0.67%            --          0.03%        0.70%            --                 0.70%
   Pioneer Fund Portfolio -
     Class A                        0.75%            --          0.28%        1.03%          0.03%                1.00%(6)
   Pioneer Mid-Cap Value
     Portfolio - Class A            0.75%            --          2.84%        3.59%          2.59%                1.00%(6)
   Pioneer Strategic Income
     Portfolio - Class A            0.73%            --          0.09%        0.82%            --                 0.82%(6)
   Third Avenue Small Cap
     Value Portfolio - Class
     B*                             0.75%          0.25%         0.05%        1.05%            --                 1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio -
     Class D*                       0.73%          0.10%         0.06%        0.89%            --                 0.89%
   BlackRock Bond Income
     Portfolio - Class E*           0.40%          0.15%         0.07%        0.62%            --                 0.62%(7)
   Capital Guardian U.S.
     Equity Portfolio -
     Class A                        0.67%            --          0.06%        0.73%            --                 0.73%
   FI Large Cap Portfolio -
     Class A                        0.80%            --          0.06%        0.86%            --                 0.86%(8)
   FI Value Leaders
     Portfolio - Class D*           0.66%          0.10%         0.07%        0.83%            --                 0.83%
   MFS(R) Total Return
     Portfolio - Class F*           0.57%          0.20%         0.16%        0.93%            --                 0.93%(9)
   Oppenheimer Global Equity
     Portfolio - Class B*           0.60%          0.25%         0.33%        1.18%            --                 1.18%
   T. Rowe Price Large Cap
     Growth Portfolio -
     Class B*+                      0.60%          0.25%         0.12%        0.97%            --                 0.97%(10)
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio -
     Administrative Class           0.25%            --          0.41%        0.66%            --                 0.66%(11)
   Total Return Portfolio -
     Administrative Class           0.25%            --          0.40%        0.65%            --                 0.65%

PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund - Class IB*+       0.70%          0.25%         0.47%        1.42%            --                 1.42%
   Putnam VT International
     Equity Fund - Class IB*+       0.75%          0.25%         0.18%        1.18%            --                 1.18%
   Putnam VT Small Cap Value
     Fund - Class IB*               0.76%          0.25%         0.08%        1.09%            --                 1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     -Class I+                      0.70%            --          0.07%        0.77%            --                 0.77%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio - Service
     Class*                         0.57%          0.10%         0.09%        0.76%            --                 0.76%
   VIP Mid Cap Portfolio -
     Service Class 2*               0.57%          0.25%         0.12%        0.94%            --                 0.94%



                                                                                                                NET TOTAL
                                                                                                                 ANNUAL
                                                                                                                OPERATING
                                                                                                                EXPENSES
                                            DISTRIBUTION                                                        INCLUDING
                                               AND/OR                            CONTRACTUAL     NET TOTAL    NET EXPENSES
                                              SERVICE              TOTAL ANNUAL   FEE WAIVER       ANNUAL          OF
                                MANAGEMENT    (12b-1)     OTHER     OPERATING   AND/OR EXPENSE   OPERATING     UNDERLYING
       UNDERLYING FUND:            FEE          FEES     EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES**    PORTFOLIOS
----------------------------    ----------  ------------ --------  ------------ --------------   ----------   -------------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio --
 Class B*...................      0.10%        0.25%       0.95%      1.30%          0.95%          0.35%     0.98%(12)(13)
MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B*......      0.10%        0.25%       0.31%      0.66%          0.31%          0.35%     1.00%(12)(13)
MetLife Moderate Allocation
 Portfolio -- Class B*......      0.10%        0.25%       0.19%      0.54%          0.19%          0.35%     1.04%(12)(13)
MetLife Moderate to
 Aggressive Allocation
 Portfolio -- Class B*......      0.10%        0.25%       0.24%      0.59%          0.24%          0.35%     1.06%(12)(13)
MetLife Aggressive
 Allocation Portfolio --
 Class B*...................      0.10%        0.25%       1.66%      2.01%          1.66%          0.35%     1.07%(12)(13)


--------------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+     Closed to new investors.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2)   The Fund administration fee is paid indirectly through the management fee.



(3) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(4) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(5) The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on November 1, 2005.

      (6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006:
      Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.



(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(8) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(10) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.



(11) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(12) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(13) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.



EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                              IF CONTRACT IS SURRENDERED            IF CONTRACT IS NOT SURRENDERED OR
                                              AT THE END OF PERIOD SHOWN          ANNUITIZED AT THE END OF PERIOD SHOWN
                                         -------------------------------------   ---------------------------------------
             FUNDING OPTION             1 YEAR   3 YEARS    5 YEARS    10 YEARS  1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------------------------------  ------   -------    -------    --------  ------   -------    -------    --------
Underlying Fund with Maximum Total
   Annual Operating Expenses..........   1558      3027       4335       6901      758      2227       3635       6901
Underlying Fund with Minimum Total
   Annual Operating Expenses..........   1146      1849       2469       3651      346      1049       1769       3651


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Vintage XTRA Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
    DEATH BENEFIT/OPTIONAL FEATURE                               ANNUITANT ON THE CONTRACT/RIDER DATE
--------------------------------------                      -----------------------------------------------
Standard Death Benefit                                                     Age 80
Enhanced Death Benefit                                                     Age 75
Enhanced Stepped-Up Provision (E.S.P.)                                     Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9328.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund);

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date; or

      (c) you surrender or terminate your Contract within 12 months after the Contract Date.

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the

Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9328 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



               FUNDING                                     INVESTMENT                                 INVESTMENT
               OPTION                                      OBJECTIVE                              ADVISER/SUBADVISER
---------------------------------------       -------------------------------------        ---------------------------------
   AIM VARIABLE INSURANCE FUNDS
   AIM Variable Insurance Funds
   AIM V.I. Core Equity Fund - Series         Seeks to provide growth of capital.          A I M Advisors, Inc.
     I+*

AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund -        Seeks capital appreciation through           Capital Research and Management
     Class 2                                    stocks.                                      Company
   American Funds Growth Fund - Class 2       Seeks capital appreciation through           Capital Research and Management
                                                stocks.                                      Company
   American Funds Growth-Income Fund -        Seeks both capital appreciation and          Capital Research and Management
     Class 2                                    income.                                      Company

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund -          Seeks to maximize income while               Franklin Advisers, Inc.
     Class 2                                    maintaining prospects for capital
                                                appreciation.
   Franklin Small-Mid Cap Growth              Seeks long-term capital growth.              Franklin Advisers, Inc.
     Securities Fund - Class 2+
   Templeton Developing Markets               Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund -        Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     Class 2                                                                                 Subadviser: Franklin Templeton
                                                                                             Investment Management Limited
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio - Service         Seeks long-term growth of capital.           Janus Capital Management LLC
     Shares

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap                Seeks long-term capital appreciation.        Lazard Asset Management LLC
     Portfolio

LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable               Seeks capital appreciation,                  Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*              principally through investments in
                                                dividend-paying stocks.
   Legg Mason Partners Variable               Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Premier Selections All Cap Growth
     Portfolio+*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All           Seeks capital appreciation through           Salomon Brothers Asset
     Cap Portfolio - Class I+*                  investments.                                 Management Inc

   Legg Mason Partners Variable               Seeks long-term growth of capital,           Salomon Brothers Asset
     Investors Portfolio Class I                with growth of current income as a           Management Inc
                                                secondary objective.
   Legg Mason Partners Variable Small         Seeks long term growth of capital.           Salomon Brothers Asset
     Cap Growth Portfolio+*                                                                  Management Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable               Seeks long-term appreciation of              Smith Barney Fund Management
     Appreciation Portfolio                     capital.                                     LLC
   Legg Mason Partners Variable               Seeks high current income.                   Smith Barney Fund Management LLC
     Diversified Strategic Income                                                            Subadviser: Citigroup Asset
     Portfolio+*                                                                             Management Ltd.
   Legg Mason Partners Variable Equity        Seeks to correspond to the price and         TIMCO Asset Management, Inc.
     Index Portfolio - Class II                 yield performance of the S&P 500
                                                Index.
   Legg Mason Partners Variable               Seeks long-term capital growth.               Smith Barney Fund Management
     Fundamental Value Portfolio                Current income is a secondary                LLC
                                                consideration.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable               Seeks to provide high current income         Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio           and to limit the degree of
                                                fluctuation of its net asset value
                                                resulting from movements in
                                                interest rates.
   Legg Mason Partners Variable               Seeks long-term capital appreciation.         Smith Barney Fund Management
     Aggressive Growth Portfolio                                                             LLC
   Legg Mason Partners Variable High          Seeks high current income.                    Smith Barney Fund Management
     Income Portfolio                           Secondarily, seeks capital                   LLC
                                                appreciation.
   Legg Mason Partners Variable               Seeks total return on assets from             Smith Barney Fund Management
     International All Cap Growth               growth of capital and income.                LLC
     Portfolio+*
   Legg Mason Partners Variable Large         Seeks long-term growth of capital.            Smith Barney Fund Management
     Cap Growth Portfolio                                                                    LLC
   Legg Mason Partners Variable Large         Seeks long-term growth of capital             Smith Barney Fund Management
     Cap Value Portfolio+*                      with current income as a secondary           LLC
                                                objective.
   Legg Mason Partners Variable Mid           Seeks long-term growth of capital.            Smith Barney Fund Management
     Cap Core Portfolio                                                                      LLC
   Legg Mason Partners Variable Money         Seeks to maximize current income              Smith Barney Fund Management
     Market Portfolio                           consistent with preservation of              LLC
                                                capital.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners Variable               Seeks long-term growth of capital.           Smith Barney Fund Management
     Multiple Discipline Portfolio -                                                         LLC
     All Cap Growth and Value
   Legg Mason Partners Variable               Seeks a balance between long-term            Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -            growth of capital and principal
     Balanced All Cap Growth and Value          preservation.
   Legg Mason Partners Variable               Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Global All Cap Growth and Value
   Legg Mason Partners Variable               Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Large Cap Growth and Value*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable Small         Seeks long term capital growth.              Smith Barney Fund Management LLC
     Cap Growth Opportunities Portfolio

MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -         Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                                 Subadviser: Dreman Value
                                                                                             Management L.L.C.

   Harris Oakmark International               Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio - Class A                                                                     Subadviser: Harris Associates
                                                                                             L.P.
   Janus Capital Appreciation                 Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio - Class A                                                                     Subadviser: Janus Capital
                                                                                             Management LLC
   Lord Abbett Growth and Income              Seeks growth of capital and current          Met Investors Advisory, LLC
     Portfolio - Class B                        income without excessive                     Subadviser: Lord, Abbett & Co.
                                                fluctuations in the market value.            LLC
   Lord Abbett Mid-Cap Value Portfolio        Seeks capital appreciation through           Met Investors Advisory, LLC
     - Class B                                  investment, primarily in equity              Subadviser: Lord, Abbett & Co.
                                                securities which are believed to             LLC
                                                be undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -         Seeks long-term capital growth.              Met Investors Advisory, LLC
     Class A                                                                                 Subadviser: Merrill Lynch
                                                                                             Investment Managers, L.P.
   Met/AIM Capital Appreciation               Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio - Class A                                                                     Subadviser:  AIM Capital
                                                                                             Management, Inc.
   Met/AIM Small Cap Growth Portfolio         Seeks long-term growth of capital.           Met Investors Advisory, LLC
     - Class A                                                                               Subadviser:  AIM Capital
                                                                                             Management, Inc.
   MFS(R) Value Portfolio - Class A              Seeks capital appreciation and               Met Investors Advisory, LLC
                                                reasonable income.                           Subadviser: Massachusetts
                                                                                             Financial Services Company
   Neuberger Berman Real Estate               Seeks to provide total return                Met Investors Advisory, LLC
     Portfolio - Class A                        through investment in real estate            Subadviser: Neuberger Berman
                                                securities, emphasizing both                 Management, Inc.
                                                capital appreciation and current
                                                income.
   Pioneer Fund Portfolio - Class A           Seeks reasonable income and capital          Met Investors Advisory, LLC
                                                growth.                                      Subadviser: Pioneer Investment
                                                                                             Management, Inc.
   Pioneer Mid-Cap Value Portfolio -          Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                                 Subadviser: Pioneer Investment
                                                                                             Management, Inc.
   Pioneer Strategic Income Portfolio         Seeks a high level of current income.        Met Investors Advisory, LLC
     - Class A                                                                               Subadviser: Pioneer Investment
                                                                                             Management, Inc.
   Third Avenue Small Cap Value               Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio - Class B                                                                     Subadviser: Third Avenue
                                                                                             Management LLC

METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth                Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Portfolio - Class D                                                                    Subadviser: BlackRock Advisors,
                                                                                             Inc.
   BlackRock Bond Income Portfolio -          Seeks competitive total return               MetLife Advisers, LLC
     Class E                                    primarily from investing in                 Subadviser: BlackRock Advisors,
                                                fixed-income securities.                     Inc.
   Capital Guardian U.S. Equity               Seeks long-term growth of capital.           MetLife Advisers, LLC
     Portfolio - Class A                                                                    Subadviser: Capital Guardian
                                                                                             Trust Company
   FI Large Cap Portfolio - Class A           Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                             Subadviser: Fidelity
                                                                                             Management & Research Company
   FI Value Leaders Portfolio - Class D       Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                             Subadviser: Fidelity
                                                                                             Management & Research Company
   MetLife Aggressive Allocation              Seeks growth of capital.                     MetLife Advisers, LLC
     Portfolio - Class B
   MetLife Conservative Allocation            Seeks a high level of current                MetLife Advisers, LLC
     Portfolio - Class B                        income, with growth of capital as
                                                a secondary objective.
   MetLife Conservative to Moderate           Seeks high total return in the form          MetLife Advisers, LLC
     Allocation Portfolio - Class B             of income and growth of capital,
                                                with a greater emphasis on income.

   MetLife Moderate Allocation                Seeks a balance between a high level         MetLife Advisers, LLC
     Portfolio - Class B                        of current income and growth of
                                                capital, with a greater emphasis
                                                on growth of capital.
   MetLife Moderate to Aggressive             Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio - Class B
   MFS(R) Total Return Portfolio - Class F    Seeks a favorable total return               MetLife Advisers, LLC
                                                through investment in a                    Subadviser: Massachusetts
                                                diversified portfolio.                       Financial Services Company
   Oppenheimer Global Equity Portfolio        Seeks capital appreciation.                  MetLife Advisers, LLC
     - Class B                                                                             Subadviser: OppenheimerFunds,
                                                                                             Inc.
   T. Rowe Price Large Cap Growth             Seeks long-term growth of capital            MetLife Advisers, LLC
     Portfolio - Class B+*                      and, secondarily, dividend income.         Subadviser: T. Rowe Price
                                                                                             Associates Inc.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                    Seeks maximum total return,                  Pacific Investment Management
     Administrative Class                       consistent with preservation of              Company LLC
                                                capital and prudent investment
                                                management.
   Total Return Portfolio -                   Seeks maximum total return,                  Pacific Investment Management
     Administrative Class                       consistent with preservation of              Company LLC
                                                capital and prudent investment
                                                management.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -          Seeks long-term growth of capital.           Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity Fund        Seeks capital appreciation.                  Putnam Investment Management, LLC
     - Class IB+
   Putnam VT Small Cap Value Fund -           Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class I+       Seeks capital appreciation.                  Van Kampen Asset Management

VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -              Seeks long-term capital appreciation.        Fidelity Management & Research
     Service Class                                                                           Company
   VIP Mid Cap Portfolio - Service            Seeks long-term growth of capital.           Fidelity Management & Research
     Class 2                                                                                 Company


+ Closed to new investors.


* This closed Variable Funding Option has been subject to a merger, substitution or name change, please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                       FORMER NAME                                                            NEW NAME
------------------------------------------------------------         ---------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                              Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                              Legg Mason Partners Variable Diversified Strategic
                                                                       Income Portfolio
   Equity Index Portfolio                                              Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                         Legg Mason Partners Variable Fundamental Value Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth Portfolio
SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                            Legg Mason Partners Variable Dividend Strategy
                                                                       Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio            Legg Mason Partners Variable Premier Selections All
                                                                       Cap Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value              Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-All Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth and           Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth and             Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                       Portfolio
   Smith Barney Aggressive Growth Portfolio                            Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                                  Legg Mason Partners Variable High Income Portfolio
   Smith Barney International All Cap Growth Portfolio                 Legg Mason Partners Variable International All Cap
                                                                       Growth Portfolio
   Smith Barney Large Cap Growth Portfolio                             Legg Mason Partners Variable Large Cap Growth
                                                                       Portfolio
   Smith Barney Large Cap Value Portfolio                              Legg Mason Partners Variable Large Cap Value Portfolio
   Smith Barney Mid Cap Core Portfolio                                 Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                 Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio               Legg Mason Partners Variable Small Cap Growth
                                                                       Opportunities Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
------------------------------------------------------------         ---------------------------------------------------------
AIM VARIABLE INSURANCE FUND                                          AIM VARIABLE INSURANCE FUND
   AIM VI Premier Equity Fund                                        AIM VI Core Equity Fund
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio
                                                                     MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                               FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Conservative               MetLife Conservative to Moderate Allocation Portfolio
     Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Aggressive                 MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Pioneer Strategic Equity Portfolio                                FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



              FORMER UNDERLYING FUND                                            NEW UNDERLYING FUND
------------------------------------------------                     ------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                     Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                 Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                                 Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                    Oppenheimer Global Equity Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                             Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

            - the ability for you to make withdrawals and surrenders under the Contracts

            - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

            - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

            - administration of the annuity options available under the Contracts and

            -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

            - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

            - sales and marketing expenses including commission payments to your registered representative and

            -     other costs of doing business

Risks we assume include:

            - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

            - that the amount of the death benefit will be greater than the Contract Value and

            - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

     YEARS SINCE PURCHASE                            WITHDRAWAL
                PAYMENT MADE                           CHARGE
-----------------------------------------            ----------
GREATER THAN OR EQUAL TO    BUT LESS THAN
           0 years                4 years                8%
           4 years                5 years                7%
           5 years                6 years                6%
           6 years                7 years                5%
           7 years                8 years                3%
           8 years                9 years                1%
          9 + years                                      0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     under the Managed Distribution Program, or

      - under the Nursing Home Confinement provision (as described in Appendix D)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

            YEARS SINCE INITIAL                       WITHDRAWAL
             PURCHASE PAYMENT                           CHARGE
-----------------------------------------             ----------
GREATER THAN OR EQUAL TO    BUT LESS THAN
              0 years          4 years                  8%
              4 years          5 years                  7%
              5 years          6 years                  6%
              6 years          7 years                  5%
              7 years          8 years                  3%
              8 years          9 years                  1%
             9 + years                                  0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:               GMWB I                           GMWB II                          GMWB III
--------------     --------------------------       ---------------------------      ---------------------------
                           Principal                        Principal                        Principal
 ALSO CALLED:              Guarantee                        Guarantee                     Guarantee Value

AVAILABILITY:      Not available for purchase       Available on or after March      Available on or after March
                      on or after March 28,           28, 2005 if approved in          28, 2005 if approved in
                     2005, unless GMWB II is                your state                       your state
                   not approved in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial

Purchase Payment if you elect GMWB when you purchase your contract. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your

AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                      GMWB I               GMWB II             GMWB III
                                                                    ----------            ----------           ---------
If you make your first withdrawal BEFORE the 3rd anniversary         5% of RBB            5% of RBB            5% of RBB
   after you purchase GMWB:...................................
If you make your first withdrawal AFTER the 3rd anniversary         10% of RBB            10% of RBB           5% of RBB
   after you purchase GMWB:...................................

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                           ASSUMES 15% LOSS ON INVESTMENT
                      ---------------------------------------------------    ------------------------------------------------------
                      CONTRACT                                               CONTRACT
                       VALUE              RBB                AWB (5%)          VALUE             RBB               AWB (5%)
                      --------     ------------------    ----------------    ---------    -----------------    --------------------
Values As Of
Initial GMWB
purchase              $106,000          $100,000              $5,000          $106,000          $100,000             $5,000

Immediately prior
to withdrawal         $121,900          $100,000              $5,000          $ 90,100          $100,000             $5,000

Partial Withdrawal       N/A            (100,000           (5,000 X (1-         N/A            (100,000             (5,000
Reduction                          X 10,000/121,900)=    90,000/100,000)=                 X 10,000/90,100)=    X(1-88,901/100,000)=
                                         8,203                  500                             $ 11,099             $  555

Greater of PWR or                       $ 10,000                                                $ 11,099
the dollar amount
of the withdrawal                    (10,000>8,203)                                        (11,099>10,000)

Change in Value
Due to Withdrawal
(Partial Surrender
Reduction)            $ 10,000          $ 10,000              $  500          $ 10,000          $ 11,099             $  555

Value Immediately
after withdrawal      $111,900          $ 90,000              $4,500          $ 80,100          $ 88,901             $4,445

WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                           ASSUMES 15% LOSS ON INVESTMENT
                      ---------------------------------------------------    ------------------------------------------------------
                      CONTRACT                                               CONTRACT
                       VALUE              RBB                AWB (5%)          VALUE             RBB               AWB (5%)
                      --------     ------------------    ----------------    ---------    -----------------    --------------------
Values As Of
Initial GMWB
purchase              $106,000          $100,000              $5,000          $106,000         $100,000             $5,000

Immediately prior
to withdrawal         $121,900          $100,000              $5,000          $ 90,100         $100,000             $5,000

Immediately after     $111,900            91,797              $4,590          $ 80,100         $ 88,901             $4,445
withdrawal
                                  [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000       [5,000 X
                                   x10,000/121,900)]     x91,797/100,000)]                 x10,000/90,100)]    (88,901/100,000)]
Change in Value
Due to Withdrawal
(Partial Surrender
Reduction)            $ 10,000          $  8,203              $  410          $ 10,000         $ 11,099             $  555

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

            - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code")
                  Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

      Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation
      Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

   - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code
      Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

   - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

   - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:


   - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

      You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

   - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                          GMWB I                   GMWB II                   GMWB III
                                                          ------                   -------                   --------
Current Annual Charge...........................          0.40%                     0.50%                     0.25%
Maximum Annual Charge After a Reset.............          1.00%                     1.00%                      N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

   - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

   - The total annual payment amount will equal the AWB and will never exceed your RBB, and

   -  We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
                           ----------------------------------------------------------------------------------------------
                            5% of RBB if first withdrawal   5% of RBB if first withdrawal
                               before 3rd anniversary       before 3rd anniversary 10% of
                           10% of RBB if first withdrawal   RBB if first withdrawal after
         AWB                    after 3rd anniversary               3rd anniversary                    5% of RBB
------------------------   ------------------------------   -----------------------------    ----------------------------
Annual Charge                           0.40%                           0.50%                           0.25%
Reset                                    Yes                             Yes                              No
Can I Cancel my GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
Investment Restrictions                  No                              Yes                             Yes
Waiver of recalculation                  No                              Yes                             Yes
of AWB for Distributions
from Tax-Qualified Plans

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No dollar cost averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death;

      -     the Contingent Annuitant becomes the Annuitant; and

      -     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Annual Step-Up"). We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuation ("Death Report Date).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death or

      (2) the total Purchase Payments less the total amount of partial withdrawals you made under the Contract

ENHANCED DEATH BENEFIT: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death

      (2) the total Purchase Payments less the total amount of partial withdrawals you made under the Contract or

      (3)   the "step-up value" as described below

STEP-UP VALUE. The step-up value will initially equal the initial Purchase Payment. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal, less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


      50,000 x (10,000/55,000) = $9,090


Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


      50,000 x (10,000/30,000) = $16,666


Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1)200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2)your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


            50,000 x (10,000/55,000) = $9,090


Your new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


            50,000 x (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS


 BEFORE THE MATURITY DATE, UPON             THE COMPANY WILL                                                MANDATORY PAYOUT
       THE DEATH OF THE                    PAY THE PROCEEDS TO:                    UNLESS...                  RULES APPLY*
--------------------------------    ---------------------------------  ---------------------------------  -------------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary (ies), or if       Unless the beneficiary elects to   Yes
(WITH NO JOINT OWNER)               none, to the Contract Owner's      continue the Contract rather
                                    estate.                            than receive the distribution.

OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies), or if       Unless the beneficiary elects to   Yes
(WITH NO JOINT OWNER)               none, to the Contract Owner's      continue the Contract rather
                                    estate.                            than receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS     The surviving joint owner.                                            Yes
NOT THE ANNUITANT)

NON-SPOUSAL JOINT OWNER (WHO IS     The beneficiary(ies), or if        Unless the beneficiary elects to   Yes
THE ANNUITANT)                      none, to the surviving joint       continue the Contract rather
                                    owner.                             than receive the distribution.

SPOUSAL JOINT OWNER (WHO IS NOT     The surviving joint owner.         Unless the spouse elects to        Yes
THE ANNUITANT)                                                         continue the Contract.

SPOUSAL JOINT OWNER (WHO IS THE     The beneficiary (ies) or, if       Unless the spouse elects to        Yes
ANNUITANT)                          none, to the surviving joint       continue the Contract.
                                    owner.
                                                                       A spouse who is not the
                                                                       beneficiary may decline to
                                                                       continue the Contract and
                                                                       instruct the Company to pay the
                                                                       beneficiary who may elect to
                                                                       continue the Contract.

ANNUITANT (WHO IS NOT THE           The beneficiary (ies), or if       Unless, the beneficiary elects     Yes
CONTRACT OWNER)                     none, to the Contract Owner.  If   to continue the Contract rather
                                    the Contract Owner is not          than receive the distribution.
                                    living, then to the joint
                                    owner.  If none, then to the       But if there is a Contingent
                                    Contract Owner's estate.           Annuitant, then the Contingent
                                                                       Annuitant becomes the Annuitant
                                                                       and the Contract continues in
                                                                       effect (generally using the
                                                                       original Maturity Date). The
                                                                       proceeds will then be paid upon
                                                                       the death of the Contingent
                                                                       Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT      See death of "owner who is the                                        Yes
OWNER)                              Annuitant" above.

ANNUITANT (WHERE OWNER IS A         The beneficiary (ies) or if                                           Yes (Death of
NONNATURAL ENTITY/TRUST)            none, to the owner.                                                   Annuitant is
                                                                                                          treated as death of
                                                                                                          the owner in these
                                                                                                          circumstances.)

CONTINGENT ANNUITANT (ASSUMING      No death proceeds are payable;                                        Yes
ANNUITANT IS STILL ALIVE)           Contract continues.

BENEFICIARY                         No death proceeds are payable;                                        N/A
                                    Contract continues.

CONTINGENT BENEFICIARY              No death proceeds are payable;                                        N/A
                                    Contract continues.

                               QUALIFIED CONTRACTS


 BEFORE THE MATURITY DATE, UPON             THE COMPANY WILL                                                MANDATORY PAYOUT
       THE DEATH OF THE                    PAY THE PROCEEDS TO:                    UNLESS...                  RULES APPLY*
--------------------------------    ---------------------------------  ---------------------------------  -------------------
OWNER / ANNUITANT                   The beneficiary (ies), or if none, Unless the beneficiary elects
                                    to the Contract Owner's estate.    to continue the Contract
                                                                       rather than receive a
                                                                       distribution.                      Yes

BENEFICIARY                         No death proceeds are payable;
                                    Contract continues.                                                   N/A

CONTINGENT BENEFICIARY              No death proceeds are payable;
                                    Contract continues.                                                   N/A

------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

            - through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

            - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us)..


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience as described above of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable

Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity Contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


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PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.


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

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.




INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation


                                OTHER INFORMATION


Vintage XTRA is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES


Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.40%


                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                            2005        0.580           0.676          1,156,794
                                                               2004        0.492           0.580          1,259,417
                                                               2003        0.400           0.492          1,688,768
                                                               2002        0.541           0.400          1,612,958
                                                               2001        0.742           0.541          1,770,037
                                                               2000        1.000           0.742            189,085

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.783           0.816            689,725
                                                               2004        0.751           0.783            835,150
                                                               2003        0.609           0.751            895,510
                                                               2002        0.885           0.609            994,353
                                                               2001        1.000           0.885            421,659

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.127           1.162            146,657
                                                               2004        1.027           1.127             77,989
                                                               2003        0.788           1.027             72,029
                                                               2002        1.000           0.788              6,028

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.668           0.756            889,375
                                                               2004        0.625           0.668          1,057,694
                                                               2003        0.514           0.625          1,190,268
                                                               2002        0.753           0.514          1,278,582
                                                               2001        0.925           0.753            892,135
                                                               2000        1.127           0.925             96,323
                                                               1999        1.000           1.127             76,688

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.106           1.245            813,522
                                                               2004        0.989           1.106            820,524
                                                               2003        0.741           0.989            734,396
                                                               2002        0.880           0.741            699,143
                                                               2001        1.041           0.880            358,085
                                                               2000        1.301           1.041              4,990
                                                               1999        1.000           1.301                  -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.097           1.257          1,757,373
                                                               2004        0.989           1.097          1,620,395
                                                               2003        0.733           0.989          1,423,815
                                                               2002        0.984           0.733            997,632
                                                               2001        1.220           0.984            537,903
                                                               2000        1.184           1.220            112,468
                                                               1999        1.000           1.184                  -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.271           1.326          1,352,898
                                                               2004        1.167           1.271          1,515,560
                                                               2003        0.894           1.167          1,322,363
                                                               2002        1.110           0.894            697,242
                                                               2001        1.098           1.110            343,429
                                                               2000        1.000           1.098                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        2.221           2.347            576,119
                                                               2004        1.714           2.221            585,483
                                                               2003        1.297           1.714            586,611
                                                               2002        1.258           1.297            542,919
                                                               2001        1.173           1.258            169,706
                                                               2000        1.000           1.173              7,111

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.210           1.315             38,446
                                                               2004        1.074           1.210             54,657
                                                               2003        1.000           1.074              1,000

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.208           1.312             14,119
                                                               2004        1.068           1.208             11,133
                                                               2003        1.000           1.068              1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2  Shares (5/05)    2005        1.000           1.052                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        0.844           0.872            353,739
                                                               2004        0.768           0.844            419,907
                                                               2003        0.567           0.768            318,777
                                                               2002        0.807           0.567            250,433
                                                               2001        0.965           0.807            194,095
                                                               2000        1.000           0.965                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.158           1.262            546,575
                                                               2004        1.043           1.158            646,673
                                                               2003        0.845           1.043            457,584
                                                               2002        1.000           0.845            119,273

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.781           2.238            158,202
                                                               2004        1.448           1.781             54,824
                                                               2003        1.000           1.448              1,000

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.082           1.176            517,884
                                                               2004        0.926           1.082            322,771
                                                               2003        0.710           0.926            249,365
                                                               2002        0.884           0.710            169,930
                                                               2001        1.068           0.884             49,286
                                                               2000        1.000           1.068                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.180           1.267            344,861
                                                               2004        1.032           1.180            238,864
                                                               2003        0.792           1.032            107,706
                                                               2002        1.000           0.792              1,558

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.040           1.070            857,887
                                                               2004        0.970           1.040            905,772
                                                               2003        0.789           0.970            881,907

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Appreciation Portfolio  (continued)                         2002        0.971           0.789            819,902
                                                               2001        1.025           0.971            430,775
                                                               2000        1.000           1.025                  -

   Diversified Strategic Income Portfolio (2/01)               2005        1.235           1.249            360,032
                                                               2004        1.174           1.235            424,696
                                                               2003        1.065           1.174            593,401
                                                               2002        1.030           1.065            130,685
                                                               2001        1.000           1.030            155,980

   Equity Index Portfolio - Class II Shares (2/01)             2005        0.861           0.885          1,763,552
                                                               2004        0.792           0.861          1,872,075
                                                               2003        0.629           0.792          1,945,736
                                                               2002        0.822           0.629          1,408,585
                                                               2001        1.000           0.822          1,012,410

   Fundamental Value Portfolio (4/01)                          2005        1.317           1.361            790,939
                                                               2004        1.234           1.317            863,864
                                                               2003        0.903           1.234            856,122
                                                               2002        1.163           0.903            787,045
                                                               2001        1.000           1.163            422,215

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.449           0.496             66,029
                                                               2004        0.378           0.449            126,196
                                                               2003        0.284           0.378            140,217
                                                               2002        0.401           0.284            140,241
                                                               2001        0.674           0.401            130,619
                                                               2000        1.000           0.674                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.513           1.552             11,233
                                                               2004        1.336           1.513              6,516
                                                               2003        1.000           1.336              1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.382           1.408            111,507
                                                               2004        1.244           1.382             84,102
                                                               2003        1.000           1.244             17,546

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.541           1.644            120,350
                                                               2004        1.260           1.541             41,464
                                                               2003        1.000           1.260              5,686

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.125           1.133            366,843
                                                               2004        1.048           1.125            235,306
                                                               2003        1.000           1.048             29,952

   Total Return Portfolio - Administrative Class (5/01)        2005        1.213           1.226          4,364,209
                                                               2004        1.173           1.213          6,033,661
                                                               2003        1.132           1.173          6,603,100
                                                               2002        1.053           1.132          5,715,152
                                                               2001        1.000           1.053          1,027,250

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.773           0.817            263,361
                                                               2004        0.728           0.773            303,680
                                                               2003        0.560           0.728            322,550
                                                               2002        0.806           0.560            354,885
                                                               2001        1.000           0.806             90,017

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.011           1.118            227,235
                                                               2004        0.882           1.011            177,298
                                                               2003        0.696           0.882            174,431
                                                               2002        0.857           0.696            120,823
                                                               2001        1.000           0.857            172,126

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.611           1.701          1,174,869
                                                               2004        1.295           1.611          1,251,913
                                                               2003        0.877           1.295          1,304,358
                                                               2002        1.088           0.877          1,111,270
                                                               2001        1.000           1.088            218,519

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.309           1.343          1,491,826
                                                               2004        1.225           1.309          1,743,085
                                                               2003        0.894           1.225          1,680,295

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   All Cap Fund - Class I  (continued)                         2002        1.209           0.894          1,672,013
                                                               2001        1.000           1.209            894,987

   Investors Fund - Class I (5/01)                             2005        1.174           1.233          1,327,979
                                                               2004        1.078           1.174          1,484,092
                                                               2003        0.826           1.078          1,479,023
                                                               2002        1.089           0.826          1,316,924
                                                               2001        1.000           1.089            505,781

   Small Cap Growth Fund - Class I (3/01)                      2005        1.371           1.419            317,776
                                                               2004        1.208           1.371            305,465
                                                               2003        0.823           1.208            348,334
                                                               2002        1.278           0.823            374,428
                                                               2001        1.000           1.278            166,046

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.810           0.797             10,462
                                                               2004        0.794           0.810             41,242
                                                               2003        0.652           0.794             44,649
                                                               2002        0.894           0.652             50,344
                                                               2001        1.000           0.894             12,958

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.868           0.910                  -
                                                               2004        0.855           0.868                  -
                                                               2003        0.646           0.855                  -
                                                               2002        0.894           0.646             46,696
                                                               2001        1.000           0.894              3,327

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.447           1.502            413,219
                                                               2004        1.376           1.447            656,505
                                                               2003        1.061           1.376            761,481
                                                               2002        1.000           1.061            149,827

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.293           1.329            124,782
                                                               2004        1.249           1.293            250,045
                                                               2003        1.038           1.249            233,589
                                                               2002        1.000           1.038              8,122

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.515           1.592             54,475
                                                               2004        1.394           1.515             55,373
                                                               2003        1.074           1.394              1,790
                                                               2002        1.000           1.074              1,000

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.432           1.462             12,442
                                                               2004        1.360           1.432              4,270
                                                               2003        1.069           1.360              3,645
                                                               2002        1.000           1.069              1,000

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.869           0.931            332,768
                                                               2004        0.827           0.869            463,100
                                                               2003        0.649           0.827            436,166
                                                               2002        0.864           0.649            153,676
                                                               2001        1.000           0.864             53,578

   Equity Income Portfolio (4/00)                              2005        1.240           1.278          2,764,524
                                                               2004        1.145           1.240          3,118,779
                                                               2003        0.885           1.145          3,246,588
                                                               2002        1.043           0.885          2,913,402
                                                               2001        1.133           1.043          1,567,212
                                                               2000        1.000           1.133            197,368

   Large Cap Portfolio (11/99)                                 2005        0.761           0.815            281,674
                                                               2004        0.724           0.761            335,600
                                                               2003        0.589           0.724            350,858
                                                               2002        0.774           0.589            292,511
                                                               2001        0.949           0.774            201,210
                                                               2000        1.126           0.949             72,389
                                                               1999        1.000           1.126              7,030

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.078                  -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.022           1.032                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.047                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.066                  -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.039                  -

Mercury Large Cap Core Portfolio (8/00)                        2005        0.815           0.900            288,511
                                                               2004        0.713           0.815            357,722
                                                               2003        0.597           0.713            361,013
                                                               2002        0.808           0.597            331,234
                                                               2001        1.057           0.808            253,154
                                                               2000        1.000           1.057              8,995

MFS(R) Emerging Growth Portfolio (4/00)                        2005        0.652           0.632                  -
                                                               2004        0.586           0.652            618,384
                                                               2003        0.460           0.586            589,383
                                                               2002        0.710           0.460            567,780
                                                               2001        1.128           0.710            376,108
                                                               2000        1.000           1.128             99,230

MFS(R) Mid Cap Growth Portfolio (5/00)                         2005        0.566           0.575          1,435,861
                                                               2004        0.503           0.566            853,578
                                                               2003        0.372           0.503            874,458
                                                               2002        0.737           0.372            765,147
                                                               2001        0.980           0.737            619,700
                                                               2000        1.000           0.980             15,819

MFS(R) Total Return Portfolio (6/00)                           2005        1.342           1.362          4,565,755
                                                               2004        1.221           1.342          5,170,815
                                                               2003        1.062           1.221          5,160,068
                                                               2002        1.137           1.062          3,995,198
                                                               2001        1.153           1.137          1,997,966
                                                               2000        1.000           1.153             99,711

MFS(R) Value Portfolio (5/04)                                  2005        1.122           1.178             92,575
                                                               2004        1.000           1.122             25,036

Mondrian International Stock Portfolio (5/00)                  2005        0.853           0.921            461,470
                                                               2004        0.747           0.853            422,641
                                                               2003        0.589           0.747            432,727
                                                               2002        0.686           0.589            289,734

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Mondrian International Stock Portfolio  (continued)            2001        0.943           0.686            286,652
                                                               2000        1.000           0.943                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.334           1.394             12,988
                                                               2004        1.217           1.334                  -
                                                               2003        1.000           1.217              1,000

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.020           1.063                  -

Pioneer Strategic Income Portfolio (5/00)                      2005        1.373           1.404            415,323
                                                               2004        1.255           1.373            377,848
                                                               2003        1.065           1.255            133,615
                                                               2002        1.020           1.065            134,078
                                                               2001        0.992           1.020            499,291
                                                               2000        1.000           0.992              7,948

Strategic Equity Portfolio (11/99)                             2005        0.737           0.741          1,288,013
                                                               2004        0.678           0.737          1,601,573
                                                               2003        0.519           0.678          1,832,344
                                                               2002        0.792           0.519          1,656,273
                                                               2001        0.927           0.792          1,087,180
                                                               2000        1.149           0.927             50,352
                                                               1999        1.000           1.149             11,645

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.137                  -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        0.987           1.110                  -

Travelers Managed Income Portfolio (5/01)                      2005        1.220           1.220            569,778
                                                               2004        1.203           1.220            650,112
                                                               2003        1.125           1.203            598,298
                                                               2002        1.116           1.125            339,945
                                                               2001        1.000           1.116             99,793

Van Kampen Enterprise Portfolio (8/00)                         2005        0.665           0.707             45,456
                                                               2004        0.649           0.665             45,757
                                                               2003        0.524           0.649             45,389
                                                               2002        0.753           0.524             44,642
                                                               2001        0.970           0.753             10,867
                                                               2000        1.000           0.970                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           1.006             73,496
                                                               2004        0.999           0.997             55,729
                                                               2003        1.000           0.999              1,000

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.247           1.373          1,299,665
                                                               2004        1.150           1.247          1,428,438
                                                               2003        0.867           1.150          1,486,898
                                                               2002        1.306           0.867          1,440,052
                                                               2001        1.381           1.306            986,917
                                                               2000        1.210           1.381            174,362
                                                               1999        1.000           1.210             66,995

   Smith Barney High Income Portfolio (5/01)                   2005        1.141           1.155            546,583
                                                               2004        1.048           1.141            716,219
                                                               2003        0.833           1.048            829,906
                                                               2002        0.873           0.833            350,349
                                                               2001        1.000           0.873            100,742

   Smith Barney International All Cap Growth Portfolio
   (4/00)                                                      2005        0.671           0.739            230,643
                                                               2004        0.577           0.671            242,158
                                                               2003        0.459           0.577            229,296
                                                               2002        0.627           0.459            364,700
                                                               2001        0.924           0.627            252,361
                                                               2000        1.000           0.924            118,688

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.018           1.069            431,822
                                                               2004        0.933           1.018            448,566
                                                               2003        0.742           0.933            485,974
                                                               2002        1.008           0.742            545,220
                                                               2001        1.114           1.008            296,057
                                                               2000        0.998           1.114                  -
                                                               1999        1.000           0.998                  -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.922           0.956            513,161
                                                               2004        0.931           0.922            595,960
                                                               2003        0.640           0.931            598,968
                                                               2002        0.863           0.640            531,515
                                                               2001        1.000           0.863            318,778

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Smith Barney Large Capitalization Growth Portfolio
   (continued)                                                 2000        1.090           1.000             28,368
                                                               1999        1.000           1.090             11,616

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.337           1.428            551,078
                                                               2004        1.228           1.337            572,261
                                                               2003        0.959           1.228            585,602
                                                               2002        1.203           0.959            693,336
                                                               2001        1.355           1.203            253,170
                                                               2000        1.166           1.355              8,807
                                                               1999        1.000           1.166              4,746

   Smith Barney Money Market Portfolio (7/00)                  2005        1.060           1.075            385,628
                                                               2004        1.066           1.060            508,616
                                                               2003        1.074           1.066            537,567
                                                               2002        1.075           1.074            903,444
                                                               2001        1.052           1.075            353,750
                                                               2000        1.000           1.052                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        0.735           0.783            225,555
                                                               2004        0.697           0.735            260,528
                                                               2003        0.555           0.697            266,750
                                                               2002        0.834           0.555            274,192
                                                               2001        1.234           0.834            275,388
                                                               2000        1.000           1.234              6,477

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.106           1.144            173,974
                                                               2004        0.970           1.106            175,987
                                                               2003        0.693           0.970            181,669
                                                               2002        0.945           0.693            161,469
                                                               2001        1.000           0.945                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (12/99)              2005        1.163           1.341            361,133
                                                               2004        1.023           1.163            237,852
                                                               2003        0.808           1.023            231,570
                                                               2002        0.905           0.808            195,760
                                                               2001        1.047           0.905             73,692

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Contrafund<< Portfolio - Service Class  (continued)            2000        1.138           1.047             64,462
                                                               1999        1.000           1.138             64,462

Mid Cap Portfolio - Service Class 2 (5/01)                     2005        1.529           1.779            576,226
                                                               2004        1.244           1.529            449,306
                                                               2003        0.912           1.244            393,509
                                                               2002        1.000           0.912            397,241

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.30%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                            2005        1.170           1.351                  -
                                                               2004        1.000           1.170                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.050           1.084                  -
                                                               2004        1.000           1.050                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.081           1.105                  -
                                                               2004        1.000           1.081                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.059           1.188                  -
                                                               2004        1.000           1.059                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.113           1.241             57,308
                                                               2004        1.000           1.113                  -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.086           1.233             40,949
                                                               2004        1.000           1.086                  -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.065           1.102             41,477
                                                               2004        1.000           1.065                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.288           1.349              8,790
                                                               2004        1.000           1.288                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.117           1.203                  -
                                                               2004        1.000           1.117                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.120           1.205                  -
                                                               2004        1.000           1.120                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (5/05)     2005        1.000           1.046             11,132

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.085           1.111                  -
                                                               2004        1.000           1.085                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.100           1.189             10,294
                                                               2004        1.000           1.100                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.262           1.572             21,611
                                                               2004        1.000           1.262                  -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.156           1.245             37,211
                                                               2004        1.000           1.156                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.120           1.191                  -
                                                               2004        1.000           1.120                  -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.057           1.077                  -
                                                               2004        1.000           1.057                  -

   Diversified Strategic Income Portfolio (2/01)               2005        1.071           1.073                  -
                                                               2004        1.000           1.071                  -

   Equity Index Portfolio - Class II Shares (2/01)             2005        1.070           1.090                  -
                                                               2004        1.000           1.070                  -

   Fundamental Value Portfolio (4/01)                          2005        1.058           1.084                  -
                                                               2004        1.000           1.058                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.130           1.237                  -
                                                               2004        1.000           1.130                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.126           1.145                  -
                                                               2004        1.000           1.126                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.100           1.110             10,841
                                                               2004        1.000           1.100                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.161           1.228             27,966
                                                               2004        1.000           1.161                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.068           1.065             23,901
                                                               2004        1.000           1.068                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.045           1.046             24,113
                                                               2004        1.000           1.045                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.067           1.118                  -
                                                               2004        1.000           1.067                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.159           1.271                  -
                                                               2004        1.000           1.159                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.193           1.248             16,399
                                                               2004        1.000           1.193                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.057           1.075                  -
                                                               2004        1.000           1.057                  -

   Investors Fund - Class I (5/01)                             2005        1.080           1.124                  -
                                                               2004        1.000           1.080                  -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.166           1.196                  -
                                                               2004        1.000           1.166                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.016           0.991                  -
                                                               2004        1.000           1.016                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.026           1.066                  -
                                                               2004        1.000           1.026                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.039           1.069             10,168
                                                               2004        1.000           1.039                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.031           1.051             53,553
                                                               2004        1.000           1.031                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.067           1.111              2,462
                                                               2004        1.000           1.067                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.033           1.046                  -
                                                               2004        1.000           1.033                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.055           1.121                  -
                                                               2004        1.000           1.055                  -

   Equity Income Portfolio (4/00)                              2005        1.102           1.126                  -
                                                               2004        1.000           1.102                  -

   Large Cap Portfolio (11/99)                                 2005        1.049           1.114                  -
                                                               2004        1.000           1.049                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.073                  -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.020           1.026             60,113

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.002           1.042             20,075

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.060                  -

Managed Allocation Series: Moderate-Conservative

Portfolio (5/05)                                               2005        1.000           1.033                  -

Mercury Large Cap Core Portfolio (8/00)                        2005        1.124           1.231                  -
                                                               2004        1.000           1.124                  -

MFS(R) Emerging Growth Portfolio (4/00)                        2005        1.082           1.048                  -
                                                               2004        1.000           1.082                  -

MFS(R) Mid Cap Growth Portfolio (5/00)                         2005        1.074           1.081                  -
                                                               2004        1.000           1.074                  -

MFS(R) Total Return Portfolio (6/00)                           2005        1.096           1.103                  -
                                                               2004        1.000           1.096                  -

MFS(R) Value Portfolio (5/04)                                  2005        1.127           1.172                  -
                                                               2004        1.000           1.127                  -

Mondrian International Stock Portfolio (5/00)                  2005        1.145           1.226                  -
                                                               2004        1.000           1.145                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.093           1.133             10,627
                                                               2004        1.000           1.093                  -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.019           1.058                  -

Pioneer Strategic Income Portfolio (5/00)                      2005        1.104           1.119                  -
                                                               2004        1.000           1.104                  -

Strategic Equity Portfolio (11/99)                             2005        1.098           1.095                  -
                                                               2004        1.000           1.098                  -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.131                  -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.986           1.103                  -

   Travelers Managed Income Portfolio (5/01)                   2005        1.029           1.020                  -
                                                               2004        1.000           1.029                  -

   Van Kampen Enterprise Portfolio (8/00)                      2005        1.037           1.092                  -
                                                               2004        1.000           1.037                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.998           0.998             15,385
                                                               2004        1.000           0.998                  -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.066           1.164             36,319
                                                               2004        1.000           1.066                  -

   Smith Barney High Income Portfolio (5/01)                   2005        1.085           1.088             12,468
                                                               2004        1.000           1.085                  -

   Smith Barney International All Cap Growth Portfolio
   (4/00)                                                      2005        1.156           1.262                  -
                                                               2004        1.000           1.156                  -

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.081           1.126                  -
                                                               2004        1.000           1.081                  -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.990           1.018                  -
                                                               2004        1.000           0.990                  -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.095           1.159                  -
                                                               2004        1.000           1.095                  -

   Smith Barney Money Market Portfolio (7/00)                  2005        0.994           0.998                  -
                                                               2004        1.000           0.994                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.059           1.117                  -
                                                               2004        1.000           1.059                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.170           1.199             16,941
                                                               2004        1.000           1.170                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (12/99)              2005        1.108           1.265             17,056
                                                               2004        1.000           1.108                  -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.227           1.416             10,559
                                                               2004        1.000           1.227                  -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.



AIM V.I. Premier Equity Fund is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Franklin Small - Mid Cap Growth Securities Fund - Class 2 is no longer available to new contract owners.



Salomon Brothers All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen Emerging Growth Portfolio - Class I shares is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                            2005        0.580           0.676          7,869,627
                                                               2004        0.492           0.580          8,682,856
                                                               2003        0.400           0.492          9,196,896
                                                               2002        0.541           0.400         10,337,045
                                                               2001        0.742           0.541         14,174,851
                                                               2000        0.928           0.742          9,685,366

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.783           0.816          1,550,953
                                                               2004        0.751           0.783          1,746,250
                                                               2003        0.609           0.751          2,078,822
                                                               2002        0.885           0.609          1,958,680
                                                               2001        1.000           0.885            772,623

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.127           1.162            836,628
                                                               2004        1.027           1.127            821,546
                                                               2003        0.788           1.027            805,689
                                                               2002        1.000           0.788            288,171

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.668           0.756         13,620,446
                                                               2004        0.625           0.668         16,701,254
                                                               2003        0.514           0.625         20,289,834
                                                               2002        0.753           0.514         22,920,668
                                                               2001        0.925           0.753         30,657,551
                                                               2000        1.127           0.925         26,711,914
                                                               1999        1.000           1.127          2,118,594

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.106           1.245         10,391,145
                                                               2004        0.989           1.106         10,671,866
                                                               2003        0.741           0.989          9,954,233
                                                               2002        0.880           0.741         10,006,380
                                                               2001        1.041           0.880         10,783,872
                                                               2000        1.301           1.041          9,193,213
                                                               1999        1.000           1.301            496,228

   Growth Fund - Class 2 Shares (11/99)                        2005        1.097           1.257         30,770,173
                                                               2004        0.989           1.097         31,399,627
                                                               2003        0.733           0.989         30,519,238
                                                               2002        0.984           0.733         29,254,703
                                                               2001        1.220           0.984         24,168,621
                                                               2000        1.184           1.220         17,763,993
                                                               1999        1.000           1.184            790,492

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.271           1.326         21,463,117
                                                               2004        1.167           1.271         22,247,206
                                                               2003        0.894           1.167         20,672,145
                                                               2002        1.110           0.894         19,762,828
                                                               2001        1.098           1.110         17,618,589
                                                               2000        1.031           1.098         10,615,411
                                                               1999        1.000           1.031          1,022,054

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        2.221           2.347          1,426,888
                                                               2004        1.714           2.221          1,614,681
                                                               2003        1.297           1.714          1,701,015
                                                               2002        1.258           1.297          1,710,144
                                                               2001        1.173           1.258            481,199
                                                               2000        1.042           1.173             48,709

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.210           1.315             67,656
                                                               2004        1.074           1.210             26,986
                                                               2003        1.000           1.074                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.208           1.312            192,466
                                                               2004        1.068           1.208            131,916
                                                               2003        1.000           1.068             16,802

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (5/05)     2005        1.028           1.052            175,707

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        0.844           0.872          3,790,175
                                                               2004        0.768           0.844          4,212,277
                                                               2003        0.567           0.768          4,510,872
                                                               2002        0.807           0.567          4,835,041
                                                               2001        0.965           0.807          5,511,086
                                                               2000        1.173           0.965          4,678,792
                                                               1999        1.000           1.173            719,638

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.158           1.262          1,699,785
                                                               2004        1.043           1.158          1,557,424
                                                               2003        0.845           1.043          1,274,575
                                                               2002        1.000           0.845            633,273

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.781           2.238            708,466
                                                               2004        1.448           1.781            259,549
                                                               2003        1.000           1.448            157,913

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.082           1.176          6,083,715
                                                               2004        0.926           1.082          5,996,738
                                                               2003        0.710           0.926          5,855,211
                                                               2002        0.884           0.710          5,959,767
                                                               2001        1.068           0.884          6,615,238
                                                               2000        1.109           1.068          5,495,504
                                                               1999        1.000           1.109            445,419

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.180           1.267          1,340,280
                                                               2004        1.032           1.180            886,673

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.792           1.032            675,020
                                                               2002        0.981           0.792            180,014

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.040           1.070          8,344,794
                                                               2004        0.970           1.040          9,119,515
                                                               2003        0.789           0.970          9,487,337
                                                               2002        0.971           0.789          9,050,877
                                                               2001        1.025           0.971          5,617,721
                                                               2000        1.044           1.025          3,282,703
                                                               1999        1.000           1.044            407,917

   Diversified Strategic Income Portfolio (11/99)              2005        1.235           1.249          5,421,715
                                                               2004        1.174           1.235          5,871,619
                                                               2003        1.065           1.174          7,014,816
                                                               2002        1.030           1.065          6,437,646
                                                               2001        1.013           1.030          5,810,704
                                                               2000        0.999           1.013          4,456,819
                                                               1999        1.000           0.999            156,084

   Equity Index Portfolio - Class II Shares (11/99)            2005        0.861           0.885         16,905,236
                                                               2004        0.792           0.861         18,836,125
                                                               2003        0.629           0.792         19,589,108
                                                               2002        0.822           0.629         17,735,675
                                                               2001        0.951           0.822         14,784,877
                                                               2000        1.063           0.951          9,919,249
                                                               1999        1.000           1.063            638,959

   Fundamental Value Portfolio (11/99)                         2005        1.317           1.361         10,599,477
                                                               2004        1.234           1.317         11,843,618
                                                               2003        0.903           1.234         12,622,271
                                                               2002        1.163           0.903         12,486,442
                                                               2001        1.245           1.163          8,723,448
                                                               2000        1.048           1.245          2,061,001
                                                               1999        1.000           1.048             29,295

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.449           0.496          5,414,722
                                                               2004        0.378           0.449          6,161,479
                                                               2003        0.284           0.378          7,020,554

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Mid Cap Growth Portfolio - Service Shares  (continued)      2002        0.401           0.284          7,331,562
                                                               2001        0.674           0.401          9,326,574
                                                               2000        1.000           0.674          6,961,748

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.513           1.552            893,526
                                                               2004        1.336           1.513            698,253
                                                               2003        1.000           1.336            134,336

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.382           1.408          1,064,845
                                                               2004        1.244           1.382            674,660
                                                               2003        1.000           1.244            305,344

   Mid-Cap Value Portfolio (5/03)                              2005        1.541           1.644          1,611,204
                                                               2004        1.260           1.541          1,323,373
                                                               2003        1.000           1.260            557,395

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.125           1.133          1,601,094
                                                               2004        1.048           1.125          1,424,929
                                                               2003        1.000           1.048            487,410

   Total Return Portfolio - Administrative Class (5/01)        2005        1.213           1.226         13,636,234
                                                               2004        1.173           1.213         14,874,186
                                                               2003        1.132           1.173         17,564,278
                                                               2002        1.053           1.132         17,039,505
                                                               2001        1.000           1.053          3,528,611

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.773           0.817            180,170
                                                               2004        0.728           0.773            189,012
                                                               2003        0.560           0.728            219,075
                                                               2002        0.806           0.560            193,101
                                                               2001        1.000           0.806             82,991

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.011           1.118          2,357,610
                                                               2004        0.882           1.011          2,418,477
                                                               2003        0.696           0.882          3,509,039

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (continued)                                                 2002        0.857           0.696          3,188,678
                                                               2001        1.000           0.857            239,877

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.611           1.701          3,265,401
                                                               2004        1.295           1.611          3,517,982
                                                               2003        0.877           1.295          3,647,627
                                                               2002        1.088           0.877          3,088,400
                                                               2001        1.000           1.088          1,040,422

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.309           1.343          7,424,062
                                                               2004        1.225           1.309          8,139,285
                                                               2003        0.894           1.225          9,114,126
                                                               2002        1.209           0.894          9,606,077
                                                               2001        1.204           1.209          7,452,708
                                                               2000        1.032           1.204          2,476,774
                                                               1999        1.000           1.032             42,351

   Investors Fund - Class I (11/99)                            2005        1.174           1.233          5,504,348
                                                               2004        1.078           1.174          6,005,375
                                                               2003        0.826           1.078          7,816,635
                                                               2002        1.089           0.826          7,795,316
                                                               2001        1.152           1.089          6,793,914
                                                               2000        1.014           1.152          2,942,606
                                                               1999        1.000           1.014             69,063

   Small Cap Growth Fund - Class I (11/99)                     2005        1.371           1.419          1,951,209
                                                               2004        1.208           1.371          2,193,044
                                                               2003        0.823           1.208          2,776,264
                                                               2002        1.278           0.823          2,106,333
                                                               2001        1.397           1.278          2,044,688
                                                               2000        1.213           1.397          1,826,310
                                                               1999        1.000           1.213             56,346

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.810           0.797            387,532
                                                               2004        0.794           0.810            203,625
                                                               2003        0.652           0.794            191,601
                                                               2002        0.894           0.652             95,273
                                                               2001        1.000           0.894             78,232

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.868           0.910            565,531
                                                               2004        0.855           0.868            632,895
                                                               2003        0.646           0.855            620,411
                                                               2002        0.894           0.646            606,029
                                                               2001        1.000           0.894            226,185

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.447           1.502          2,635,196
                                                               2004        1.376           1.447          2,959,547
                                                               2003        1.061           1.376          2,337,352
                                                               2002        1.000           1.061            224,978

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.293           1.329          2,737,615
                                                               2004        1.249           1.293          2,880,403
                                                               2003        1.038           1.249          2,438,742
                                                               2002        1.000           1.038            195,141

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.515           1.592            615,702
                                                               2004        1.394           1.515            562,421
                                                               2003        1.074           1.394            427,680
                                                               2002        1.000           1.074             31,725

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.432           1.462            339,470
                                                               2004        1.360           1.432            347,413
                                                               2003        1.069           1.360            310,732
                                                               2002        1.000           1.069              3,641

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.869           0.931            804,530
                                                               2004        0.827           0.869            806,240
                                                               2003        0.649           0.827            872,264
                                                               2002        0.864           0.649            711,965
                                                               2001        1.000           0.864            630,256

   Equity Income Portfolio (11/99)                             2005        1.240           1.278          9,917,573
                                                               2004        1.145           1.240         11,001,456
                                                               2003        0.885           1.145         11,397,574

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Equity Income Portfolio  (continued)                           2002        1.043           0.885         10,600,886
                                                               2001        1.133           1.043         10,046,727
                                                               2000        1.052           1.133          4,977,279
                                                               1999        1.000           1.052            174,100

Large Cap Portfolio (11/99)                                    2005        0.761           0.815          4,989,786
                                                               2004        0.724           0.761          6,116,510
                                                               2003        0.589           0.724          6,858,228
                                                               2002        0.774           0.589          6,842,860
                                                               2001        0.949           0.774          7,970,781
                                                               2000        1.126           0.949          6,001,335
                                                               1999        1.000           1.126            500,514

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.007           1.078                  -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.032             33,294

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.047            346,342

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        0.999           1.066            185,975

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.008           1.039                  -

Mercury Large Cap Core Portfolio (11/99)                       2005        0.815           0.900          2,796,240
                                                               2004        0.713           0.815          3,089,053
                                                               2003        0.597           0.713          3,688,680
                                                               2002        0.808           0.597          4,148,896
                                                               2001        1.057           0.808          4,279,316
                                                               2000        1.135           1.057          3,766,401
                                                               1999        1.000           1.135            307,732

MFS(R) Emerging Growth Portfolio (11/99)                       2005        0.652           0.632                  -
                                                               2004        0.586           0.652          7,856,772
                                                               2003        0.460           0.586          8,772,131
                                                               2002        0.710           0.460          9,835,278
                                                               2001        1.128           0.710         12,537,784

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
MFS(R) Emerging Growth Portfolio  (continued)                  2000        1.433           1.128         10,965,615
                                                               1999        1.000           1.433            936,269

MFS(R) Mid Cap Growth Portfolio (5/00)                         2005        0.566           0.575          9,346,433
                                                               2004        0.503           0.566          2,634,584
                                                               2003        0.372           0.503          3,413,182
                                                               2002        0.737           0.372          3,504,601
                                                               2001        0.980           0.737          3,647,107
                                                               2000        0.929           0.980          2,539,453

MFS(R) Total Return Portfolio (11/99)                          2005        1.342           1.362         21,085,686
                                                               2004        1.221           1.342         23,762,190
                                                               2003        1.062           1.221         24,417,025
                                                               2002        1.137           1.062         22,713,962
                                                               2001        1.153           1.137         16,974,046
                                                               2000        1.003           1.153          5,181,152
                                                               1999        1.000           1.003            229,693

MFS(R) Value Portfolio (7/04)                                  2005        1.122           1.178            665,186
                                                               2004        0.994           1.122            365,637

Mondrian International Stock Portfolio (5/00)                  2005        0.853           0.921          2,661,031
                                                               2004        0.747           0.853          2,599,833
                                                               2003        0.589           0.747          1,473,404
                                                               2002        0.686           0.589          1,220,371
                                                               2001        0.943           0.686            885,468
                                                               2000        0.957           0.943            356,321

Pioneer Fund Portfolio (5/03)                                  2005        1.334           1.394            112,741
                                                               2004        1.217           1.334             78,072
                                                               2003        1.000           1.217             62,749

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.063             39,090

Pioneer Strategic Income Portfolio (6/00)                      2005        1.373           1.404          1,440,006
                                                               2004        1.255           1.373            930,528
                                                               2003        1.065           1.255            878,773
                                                               2002        1.020           1.065            990,950
                                                               2001        0.992           1.020          1,000,776
                                                               2000        0.994           0.992            165,623

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Strategic Equity Portfolio (11/99)                          2005        0.737           0.741         10,759,065
                                                               2004        0.678           0.737         13,177,851
                                                               2003        0.519           0.678         14,897,916
                                                               2002        0.792           0.519         16,106,829
                                                               2001        0.927           0.792         19,754,119
                                                               2000        1.149           0.927         15,438,160
                                                               1999        1.000           1.149          1,333,895

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.137                314

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.110             12,521

   Travelers Managed Income Portfolio (11/99)                  2005        1.220           1.220          7,206,827
                                                               2004        1.203           1.220          8,127,637
                                                               2003        1.125           1.203          9,137,556
                                                               2002        1.116           1.125          8,505,979
                                                               2001        1.061           1.116          5,960,679
                                                               2000        0.997           1.061          2,191,946
                                                               1999        1.000           0.997            194,554

   Van Kampen Enterprise Portfolio (11/99)                     2005        0.665           0.707          2,332,726
                                                               2004        0.649           0.665          2,734,839
                                                               2003        0.524           0.649          3,147,706
                                                               2002        0.753           0.524          3,402,420
                                                               2001        0.970           0.753          3,768,278
                                                               2000        1.152           0.970          4,201,961
                                                               1999        1.000           1.152            614,555

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           1.006            443,529
                                                               2004        0.999           0.997            350,365
                                                               2003        1.000           0.999              3,637

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.247           1.373         17,148,499
                                                               2004        1.150           1.247         18,826,641
                                                               2003        0.867           1.150         20,242,471
                                                               2002        1.306           0.867         20,165,150
                                                               2001        1.381           1.306         19,643,514

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Smith Barney Aggressive Growth Portfolio  (continued)          2000        1.210           1.381         13,025,930
                                                               1999        1.000           1.210          1,210,115

Smith Barney High Income Portfolio (11/99)                     2005        1.141           1.155          5,546,534
                                                               2004        1.048           1.141          6,636,147
                                                               2003        0.833           1.048          7,127,999
                                                               2002        0.873           0.833          5,888,462
                                                               2001        0.920           0.873          5,392,288
                                                               2000        1.015           0.920          3,364,568
                                                               1999        1.000           1.015            222,226

Smith Barney International All Cap Growth Portfolio
(11/99)                                                        2005        0.671           0.739          3,920,607
                                                               2004        0.577           0.671          4,382,954
                                                               2003        0.459           0.577          6,412,697
                                                               2002        0.627           0.459          5,876,699
                                                               2001        0.924           0.627          7,629,713
                                                               2000        1.230           0.924          6,638,564
                                                               1999        1.000           1.230            945,011

Smith Barney Large Cap Value Portfolio (11/99)                 2005        1.018           1.069          5,614,792
                                                               2004        0.933           1.018          6,472,999
                                                               2003        0.742           0.933          6,987,013
                                                               2002        1.008           0.742          8,814,849
                                                               2001        1.114           1.008          9,311,478
                                                               2000        0.998           1.114          5,501,375
                                                               1999        1.000           0.998          1,119,883

Smith Barney Large Capitalization Growth Portfolio
(11/99)                                                        2005        0.922           0.956         16,386,536
                                                               2004        0.931           0.922         18,390,200
                                                               2003        0.640           0.931         20,579,752
                                                               2002        0.863           0.640         21,331,286
                                                               2001        1.000           0.863         22,512,692
                                                               2000        1.090           1.000         17,218,164
                                                               1999        1.000           1.090          2,526,512

Smith Barney Mid Cap Core Portfolio (11/99)                    2005        1.337           1.428          4,677,175
                                                               2004        1.228           1.337          5,286,958
                                                               2003        0.959           1.228          6,086,848
                                                               2002        1.203           0.959          6,634,416

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Smith Barney Mid Cap Core Portfolio  (continued)            2001        1.355           1.203          6,353,871
                                                               2000        1.166           1.355          4,114,813
                                                               1999        1.000           1.166            501,324

   Smith Barney Money Market Portfolio (11/99)                 2005        1.060           1.075          9,714,014
                                                               2004        1.066           1.060         10,724,738
                                                               2003        1.074           1.066         13,369,673
                                                               2002        1.075           1.074         23,858,907
                                                               2001        1.052           1.075         34,802,834
                                                               2000        1.006           1.052         16,551,256
                                                               1999        1.000           1.006          2,574,330

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.735           0.783          7,374,304
                                                               2004        0.697           0.735          8,593,546
                                                               2003        0.555           0.697         10,823,223
                                                               2002        0.834           0.555         12,482,675
                                                               2001        1.234           0.834         14,221,625
                                                               2000        1.393           1.234         13,192,232
                                                               1999        1.000           1.393          1,613,716

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.106           1.144            523,941
                                                               2004        0.970           1.106            477,894
                                                               2003        0.693           0.970            734,566
                                                               2002        0.945           0.693            646,552
                                                               2001        1.000           0.945            301,808

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.163           1.341          5,806,998
                                                               2004        1.023           1.163          5,854,650
                                                               2003        0.808           1.023          6,421,472
                                                               2002        0.905           0.808          6,685,142
                                                               2001        1.047           0.905          6,912,959
                                                               2000        1.138           1.047          6,333,548
                                                               1999        1.000           1.138          1,210,535

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.529           1.779          3,337,201
                                                               2004        1.244           1.529          2,878,436

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Mid Cap Portfolio - Service Class 2  (continued)            2003        0.912           1.244          1,954,640
                                                               2002        1.000           0.912            844,778

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.30%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                            2005        1.170           1.351                  -
                                                               2004        1.000           1.170                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.050           1.084                  -
                                                               2004        1.000           1.050                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.081           1.105                  -
                                                               2004        1.000           1.081                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.059           1.188                  -
                                                               2004        1.000           1.059                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.113           1.241             68,097
                                                               2004        1.000           1.113                  -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.086           1.233             10,301
                                                               2004        1.000           1.086                  -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.065           1.102             11,556
                                                               2004        1.000           1.065                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.288           1.349             36,512
                                                               2004        1.000           1.288                  -

FAM Variable Series Funds, Inc.

Mercury Global Allocation V.I. Fund - Class III (11/03)
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.120           1.205                  -
                                                               2004        1.000           1.120                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (5/05)    2005        1.027           1.046                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.085           1.111                  -
                                                               2004        1.000           1.085                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.100           1.189                  -
                                                               2004        1.000           1.100                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.262           1.572             38,853
                                                               2004        1.000           1.262                  -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.156           1.245             52,733
                                                               2004        1.000           1.156                  -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.120           1.191                  -
                                                               2004        1.000           1.120                  -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.057           1.077                  -
                                                               2004        1.000           1.057                  -

   Diversified Strategic Income Portfolio (11/99)              2005        1.071           1.073                  -
                                                               2004        1.000           1.071                  -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.070           1.090                  -
                                                               2004        1.000           1.070                  -

   Fundamental Value Portfolio (11/99)                         2005        1.058           1.084                  -
                                                               2004        1.000           1.058                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.130           1.237                  -
                                                               2004        1.000           1.130                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.126           1.145              6,109
                                                               2004        1.000           1.126                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.100           1.110                  -
                                                               2004        1.000           1.100                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.161           1.228             44,386
                                                               2004        1.000           1.161                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.068           1.065             54,415
                                                               2004        1.000           1.068                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.045           1.046             16,638
                                                               2004        1.000           1.045                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.067           1.118                  -
                                                               2004        1.000           1.067                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.159           1.271                  -
                                                               2004        1.000           1.159                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.193           1.248             17,538
                                                               2004        1.000           1.193                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.057           1.075                  -
                                                               2004        1.000           1.057                  -

   Investors Fund - Class I (11/99)                            2005        1.080           1.124                  -
                                                               2004        1.000           1.080                  -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.166           1.196                  -
                                                               2004        1.000           1.166                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.016           0.991                  -
                                                               2004        1.000           1.016                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.026           1.066                  -
                                                               2004        1.000           1.026                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.039           1.069            230,528
                                                               2004        1.000           1.039                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.031           1.051             47,644
                                                               2004        1.000           1.031                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.067           1.111                  -
                                                               2004        1.000           1.067                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.033           1.046                  -
                                                               2004        1.000           1.033                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.055           1.121                  -
                                                               2004        1.000           1.055                  -

   Equity Income Portfolio (11/99)                             2005        1.102           1.126                  -
                                                               2004        1.000           1.102                  -

   Large Cap Portfolio (11/99)                                 2005        1.049           1.114                  -
                                                               2004        1.000           1.049                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.073                  -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.026                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.042                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.060                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.007           1.033            -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.124           1.231            -
                                                               2004        1.000           1.124            -

MFS(R) Emerging Growth Portfolio (11/99)                       2005        1.082           1.048            -
                                                               2004        1.000           1.082            -

MFS(R) Mid Cap Growth Portfolio (5/00)                         2005        1.074           1.081            -
                                                               2004        1.000           1.074            -

MFS(R) Total Return Portfolio (11/99)                          2005        1.096           1.103            -
                                                               2004        1.000           1.096            -

MFS(R) Value Portfolio (7/04)                                     2005        1.127           1.172            -
                                                               2004        1.002           1.127            -

Mondrian International Stock Portfolio (5/00)                  2005        1.145           1.226            -
                                                               2004        1.000           1.145            -

Pioneer Fund Portfolio (5/03)                                  2005        1.093           1.133            -
                                                               2004        1.000           1.093            -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.058            -

Pioneer Strategic Income Portfolio (6/00)                      2005        1.104           1.119            -
                                                               2004        1.000           1.104            -

Strategic Equity Portfolio (11/99)                             2005        1.098           1.095            -
                                                               2004        1.000           1.098            -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.031           1.131            -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.103            -

Travelers Managed Income Portfolio (11/99)                     2005        1.029           1.020            -
                                                               2004        1.000           1.029            -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio (11/99)                     2005        1.037           1.092                  -
                                                               2004        1.000           1.037                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.998           0.998                  -
                                                               2004        1.000           0.998                  -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.066           1.164             24,417
                                                               2004        1.000           1.066                  -

   Smith Barney High Income Portfolio (11/99)                  2005        1.085           1.088                  -
                                                               2004        1.000           1.085                  -

   Smith Barney International All Cap Growth Portfolio
   (11/99)                                                     2005        1.156           1.262                  -
                                                               2004        1.000           1.156                  -

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.081           1.126                  -
                                                               2004        1.000           1.081                  -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.990           1.018                  -
                                                               2004        1.000           0.990                  -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.095           1.159                  -
                                                               2004        1.000           1.095                  -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.994           0.998                  -
                                                               2004        1.000           0.994                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.059           1.117                  -
                                                               2004        1.000           1.059                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.170           1.199             13,265
                                                               2004        1.000           1.170                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.108           1.265             16,789
                                                               2004        1.000           1.108                  -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.227           1.416                  -
                                                               2004        1.000           1.227                  -


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund replaced by for the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class replaced by for the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.



AIM V.I. Premier Equity Fund is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Franklin Small - Mid Cap Growth Securities Fund - Class 2 is no longer available to new contract owners.



Salomon Brothers All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen Emerging Growth Portfolio - Class I shares is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirement, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

                  WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME
                  CONFINEMENT (AVAILABLE ONLY IF ENHANCED DEATH
                           BENEFIT IS ELECTED AND THE
       ANNUITANT IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     a. mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     b. the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     c. the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     d. sensitivity to drugs voluntarily taken, unless prescribed by a physician

     e. drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following our receipt of written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday and less any Purchase Payment Credits applied within twelve months of the date of the withdrawal.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                              The Insurance Company
                              Principal Underwriter
                              Distribution and Principal Underwriting Agreement Valuation of Assets
                              Federal Tax Considerations
                              Independent Registered Public Accounting Firm Condensed Financial Information
                              Financial Statements



Copies of the Statement of Additional Information dated May 1,2006 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum Street, 3 CP Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-05-09-86 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-05-09-86.



Name: _________________________________________________________________________

Address: ______________________________________________________________________



Check Box:

[ ] MIC-Book-05-09-86

[ ] MLAC-Book-05-09-86

                       THIS PAGE INTENTIONALLY LEFT BLANK.


Book-05                                                              May 1, 2006

              PORTFOLIO ARCHITECT XTRA VARIABLE ANNUITY PROSPECTUS:
                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES



This prospectus describes PORTFOLIO ARCHITECT XTRA VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND - INITIAL SHARES
Dreyfus Variable Investment Fund - Appreciation Portfolio
   Dreyfus Variable Investment Fund - Developing Leaders Portfolio+ FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
   Global Technology Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.+
   Legg Mason Partners Variable All Cap Portfolio - Class I+
   Legg Mason Partners Variable Investors Portfolio - Class I+
   Legg Mason Partners Variable Large Cap Growth Portfolio - Class I+ Legg Mason Partners Variable Small Cap Growth Portfolio - Class I+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio - Class I+ Legg Mason Partners Variable Equity Index Portfolio - Class II+ Legg Mason Partners Variable Growth and Income Portfolio - Class I+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Social Awareness Stock Portfolio+
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio - Class A+
   Dreman Small-Cap Value Portfolio - Class A+
   Federated High Yield Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Legg Mason Partners Managed Assets Portfolio - Class A+
   Lord Abbett Bond Debenture Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class A+
   BlackRock Money Market Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
   Western Asset Management High Yield Bond Portfolio - Class A+ Western Asset Management U.S. Government Portfolio - Class A+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST - CLASS IB
   Putnam VT Small Cap Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST -  CLASS II
   Comstock Portfolio
VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2
   VIP Contrafund(R) Portfolio
   VIP Mid Cap Portfolio
METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS - CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+


----------

(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.



* THE TRAVELERS LIFE INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary..................................................    3
Summary...................................................    5
Fee Table.................................................    9
Condensed Financial Information...........................   17
The Annuity Contract......................................   17
   Contract Owner Inquiries...............................   18
   Purchase Payments......................................   19
   Purchase Payment Credits...............................   19
   Accumulation Units.....................................   19
   The Variable Funding Options...........................   20
The Fixed Account.........................................   26
Charges and Deductions....................................   26
   General................................................   26
   Withdrawal Charge......................................   27
   Free Withdrawal Allowance..............................   28
   Transfer Charge........................................   28
   Administrative Charges.................................   28
   Mortality and Expense Risk Charge.....................    28
   Variable Liquidity Benefit Charge......................   28
   Enhanced Stepped-Up Provision Charge...................   29
   Guaranteed Minimum Withdrawal Benefit
     Charge...............................................   29
   Variable Funding Option Expenses.......................   29
   Premium Tax............................................   29
   Changes in Taxes Based upon
     Premium or Value.....................................   29
Transfers.................................................   29
   Market Timing/Excessive Trading........................   30
   Dollar Cost Averaging..................................   31
Access to Your Money......................................   31
   Guaranteed Minimum Withdrawal Benefit..................   32
   Systematic Withdrawals.................................   37
Ownership Provisions......................................   38
   Types of Ownership.....................................   38
     Contract Owner.......................................   38
     Beneficiary..........................................   38
     Annuitant............................................   38
Death Benefit.............................................   39
   Death Proceeds before the Maturity Date................   39
   Enhanced Stepped-Up Provision..........................   40
   Payment of Proceeds....................................   40
   Spousal Contract Continuance...........................   42
   Beneficiary Contract Continuance.......................   42
   Planned Death Benefit..................................   43
   Death Proceeds after the Maturity Date.................   43
The Annuity Period........................................   43
   Maturity Date..........................................   43
   Allocation of Annuity..................................   44
   Variable Annuity.......................................   44
   Fixed Annuity..........................................   44
Payment Options...........................................   45
   Election of Options....................................   45
   Annuity Options........................................   45
   Variable Liquidity Benefit.............................   45
Miscellaneous Contract Provisions.........................   46
   Right to Return........................................   46
   Termination............................................   46
   Required Reports.......................................   46
   Suspension of Payments.................................   46
The Separate Accounts.....................................   47
   Performance Information................................   47
Federal Tax Considerations................................   48
   General Taxation of Annuities..........................   48
   Types of Contracts: Qualified and Non-qualified........   48
   Qualified Annuity Contracts............................   48
     Taxation of Qualified Annuity Contracts..............   48
     Mandatory Distributions for Qualified Plans..........   48
   Non-qualified Annuity Contracts........................   49
     Diversification Requirements for
       Variable Annuities.................................   50
     Ownership of the Investments.........................   50
     Taxation of Death Benefit Proceeds...................   50
   Other Tax Considerations...............................   50
     Treatment of Charges for Optional Benefits...........   50

     Puerto Rico Tax Considerations.......................   50
     Non-Resident Aliens..................................   51

Other Information.........................................   51
   The Insurance Companies................................   51
   Financial Statements...................................   52
   Distribution of Variable Annuity Contracts.............   52
   Conformity with State and Federal Laws.................   54
   Voting Rights..........................................   54
   Restrictions on Financial Transactions.................   54
   Legal Proceedings......................................   54
Appendix A: Condensed Financial Information
   for MetLife Insurance Company of Connecticut:
   Separate Account BD III...............................   A-1
Appendix B: Condensed Financial Information
   for MetLife Life and Annuity Company of Connecticut:
   Separate Account BD IV.................................  B-1
Appendix C: The Fixed Account.............................  C-1
Appendix D: Waiver of Withdrawal Charge
   for Nursing Home Confinement...........................  D-1
Appendix E: Contents of the Statement
   of Additional Information..............................  E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of ConnecticutMetLife Life and Annuity Company of Connecticutor any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or The Travelers Life and Annuity Company.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                        PORTFOLIO ARCHITECT XTRA ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Fund BD III for Variable Annuities ("Fund BD III"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.



Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than these described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.................................................     8%(1)
(as a percentage of the Purchase Payments and associated Purchase Payment Credits withdrawn)

TRANSFER CHARGE...................................................     $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.................................     8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.............................     $40(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

           YEARS SINCE PURCHASE                  WITHDRAWAL
               PAYMENT MADE                        CHARGE
----------------------------------------         ----------
GREATER THAN OR EQUAL
        TO                 BUT LESS THAN
      0 years                 4 years                8%
      4 years                 5 years                7%
      5 years                 6 years                6%
      6 years                 7 years                5%
      7 years                 8 years                3%
      8 years                 9 years                1%
      9 years+                                       0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

           YEARS SINCE INITIAL                   WITHDRAWAL
             PURCHASE PAYMENT                      CHARGE
----------------------------------------         ----------
GREATER THAN OR EQUAL TO   BUT LESS THAN
------------------------   -------------
        0 years               4 years                8%
        4 years               5 years                7%
        5 years               6 years                6%
        6 years               7 years                5%
        7 years               8 years                3%
        8 years               9 years                1%
        9 years+                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                               STANDARD DEATH BENEFIT  ENHANCED DEATH BENEFIT
                                               ----------------------  ----------------------
Mortality and Expense Risk Charge............          1.25%(5)                1.45%(5)
Administrative Expense Charge................          0.15%                   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED................          1.40%                   1.60%
Optional E.S.P. Charge.......................          0.20%                   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.........................          1.60%                   1.80%
Optional GMWB I Charge(maximum upon reset)...          1.00%(6)                1.00%(6)
Optional GMWB II Charge(maximum upon reset)..          1.00%(6)                1.00%(6)
Optional GMWB III Charge.....................          0.25%                   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED.........................          2.40%                   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED........................          2.40%                   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.......................          1.65%                   1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED...................          2.60%                   2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED..................          2.60%                   2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED.................          1.85%                   2.05%


----------

(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-547-3793.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                       MAXIMUM
                                                                         -------                       -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.                     0.42%                         4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets


                                                DISTRIBUTION                             CONTRACTUAL
                                                   AND/OR                   TOTAL            FEE          NET TOTAL
                                                SERVICE(12b-               ANNUAL          WAIVER          ANNUAL
                                  MANAGEMENT          1)         OTHER    OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES    EXPENSES     REIMBURSEMENT    EXPENSES**
-------------------------------  ------------  -------------   --------   ---------    --------------    ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund
     - Series I+                    0.60%            --           0.27%      0.87%              --         0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
     Growth Fund - Class 2*         0.58%          0.25%          0.04%      0.87%              --         0.87%
   American Funds Growth
     Fund - Class 2*                0.33%          0.25%          0.02%      0.60%              --         0.60%
   American Funds
     Growth-Income Fund -
     Class 2*                       0.28%          0.25%          0.01%      0.54%              --         0.54%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Markets
     Portfolio+                     1.25%            --           0.44%      1.69%              --         1.69%
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund -
     Appreciation Portfolio
     - Initial Shares               0.75%            --           0.05%      0.80%              --         0.80%
   Dreyfus Variable
     Investment Fund -
     Developing Leaders
     Portfolio - Initial
     Shares                         0.75%            --           0.06%      0.81%              --         0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing
     Markets Securities Fund
     - Class 2*                     1.24%          0.25%          0.29%      1.78%              --         1.78%
   Templeton Foreign
     Securities Fund - Class 2*     0.65%          0.25%          0.17%      1.07%            0.05%        1.02%(2)
JANUS ASPEN SERIES
   Global Life Sciences
     Portfolio - Service
     Shares*+                       0.64%          0.25%          0.31%      1.20%              --         1.20%
   Global Technology
     Portfolio - Service
     Shares*                        0.64%          0.25%          0.09%      0.98%              --         0.98%
   Worldwide Growth
     Portfolio - Service
     Shares*+                       0.60%          0.25%          0.01%      0.86%              --         0.86%(3)
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*                 0.75%          0.25%          0.22%      1.22%              --         1.22%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class I            0.75%            --           0.07%      0.82%              --         0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio - Class I            0.65%            --           0.06%      0.71%              --         0.71%

   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio - Class I     0.75%             --          0.72%      1.47%              --           1.47%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio - Class I     0.75%             --          0.22%      0.97%              --           0.97%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio - Class I     0.75%             --          0.18%      0.93%              --           0.93%(4)
   Legg Mason Partners
     Variable Equity Index
     Portfolio - Class II*          0.31%           0.25%         0.03%      0.59%              --           0.59%
   Legg Mason Partners
     Variable Growth and
     Income Portfolio - Class I     0.65%             --          0.52%      1.17%              --           1.17%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++        0.55%           0.25%        0.28%      1.08%              --           1.08%(5)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++                     0.71%             --         0.04%      0.75%              --           0.75%(6)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap
     Stock Portfolio - Class A      0.70%              --         0.10%      0.80%              --           0.80%(7)
   Dreman Small-Cap Value
     Portfolio - Class A            0.83%              --         3.64%      4.47%            3.37%          1.10%(7)
   Federated High Yield
     Portfolio - Class A            0.60%              --         0.21%      0.81%              --           0.81%(7)
   Harris Oakmark
     International Portfolio
     - Class A                      0.82%              --         0.13%      0.95%              --           0.95%
   Janus Capital
     Appreciation Portfolio
     - Class A                      0.65%              --         0.09%      0.74%              --           0.74%(7)
   Legg Mason Partners
     Managed Assets
     Portfolio - Class A            0.50%              --         0.09%      0.59%              --           0.59%(7)
   Lord Abbett Bond
     Debenture Portfolio -
     Class A                        0.51%              --         0.05%      0.56%              --           0.56%
   Lord Abbett Growth and
     Income Portfolio -
     Class B*                       0.50%            0.25%        0.04%      0.79%              --           0.79%(7)
   Lord Abbett Mid-Cap Value
     Portfolio - Class B*           0.68%            0.25%        0.08%      1.01%              --           1.01%
   Mercury Large-Cap Core
     Portfolio - Class A            0.78%              --         0.12%      0.90%              --           0.90%(7)
   Met/AIM Capital
     Appreciation Portfolio
     - Class A                      0.76%              --         0.05%      0.81%              --           0.81%(7)
   Met/AIM Small Cap Growth
     Portfolio - Class A            0.90%              --         0.10%      1.00%              --           1.00%(7)
   MFS(R) Value Portfolio -
     Class A                        0.73%              --         0.24%      0.97%              --           0.97%(7)
   Neuberger Berman Real
     Estate Portfolio - Class A     0.67%              --         0.03%      0.70%              --           0.70%

   Pioneer Fund Portfolio -
     Class A                        0.75%            --           0.28%      1.03%            0.03%        1.00%(7)
   Pioneer Mid-Cap Value
     Portfolio - Class A            0.75%            --           2.84%      3.59%            2.59%        1.00%(7)
   Pioneer Strategic Income
     Portfolio - Class A            0.73%            --           0.09%      0.82%              --         0.82%(7)
   Third Avenue Small Cap
     Value Portfolio - Class B*     0.75%          0.25%          0.05%      1.05%              --         1.05%
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive
     Growth Portfolio -
     Class D*                       0.73%          0.10%          0.06%      0.89%              --         0.89%
   BlackRock Bond Income
     Portfolio - Class A            0.40%            --           0.07%      0.47%              --         0.47%(8)
   BlackRock Money Market
     Portfolio - Class A            0.35%            --           0.07%      0.42%            0.01%        0.41%(9)
   FI Large Cap Portfolio -
     Class A                        0.80%            --           0.06%      0.86%              --         0.86%(10)
   FI Value Leaders
     Portfolio - Class D*           0.66%          0.10%          0.07%      0.83%              --         0.83%
   MFS(R) Total Return
     Portfolio - Class F*           0.57%          0.20%          0.16%      0.93%              --         0.93%(11)
   Oppenheimer Global Equity
     Portfolio - Class B*           0.60%          0.25%          0.33%      1.18%              --         1.18%
   T. Rowe Price Large Cap
     Growth Portfolio -                                                                                    0.97%
     Class B*+                      0.60%          0.25%          0.12%      0.97%              --          (12)
   Western Asset Management
     High Yield Bond
     Portfolio - Class A            0.48%            --           0.12%      0.60%              --         0.60%(10)
   Western Asset Management
     U.S. Government
     Portfolio - Class A            0.54%            --           0.07%      0.61%              --         0.61%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -
     Administrative Class           0.25%            --           0.41%      0.66%              --         0.66%(13)
   Total Return Portfolio -
     Administrative Class           0.25%            --           0.40%      0.65%              --         0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund - Class IB*+       0.70%          0.25%          0.47%      1.42%              --         1.42%
   Putnam VT International
     Equity Fund - Class IB*+       0.75%          0.25%          0.18%      1.18%              --         1.18%
   Putnam VT Small Cap Value
     Fund - Class IB*               0.76%          0.25%          0.08%      1.09%              --         1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class II*     0.56%          0.25%          0.03%      0.84%              --         0.84%
   Enterprise Portfolio
     Class II*+                     0.50%          0.25%          0.18%      0.93%              --         0.93%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio - Service
     Class 2*                       0.57%          0.25%          0.09%      0.91%              --         0.91%
   VIP Dynamic Capital
     Appreciation Portfolio
     - Service Class 2*+            0.57%          0.25%          0.36%      1.18%              --         1.18%
   VIP Mid Cap Portfolio -
     Service Class 2*               0.57%          0.25%          0.12%      0.94%              --         0.94%

                                                                                                             NET TOTAL
                                                                                                               ANNUAL
                                                                                                              OPERATING
                                                                                                              EXPENSES
                                          DISTRIBUTION                          CONTRACTUAL                   INCLUDING
                                            AND/OR                  TOTAL       FEE WAIVER      NET TOTAL        NET
                                           SERVICE                 ANNUAL        AND/OR         ANNUAL      EXPENSES OF
                               MANAGEMENT  (12b-1)      OTHER    OPERATING       EXPENSE       OPERATING    UNDERLYING
     UNDERLYING FUND:            FEE         FEES      EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES**    PORTFOLIOS
-----------------------------  --------   -----------  --------   ---------    -------------   ----------    -----------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio --
 Class B*....................    0.10%        0.25%     0.95%        1.30%           0.95%         0.35%     0.98%(14)(15)
MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B*.......    0.10%        0.25%     0.31%        0.66%           0.31%         0.35%     1.00%(14)(15)
MetLife Moderate Allocation
 Portfolio -- Class B*.......    0.10%        0.25%     0.19%        0.54%           0.19%         0.35%     1.04%(14)(15)
MetLife Moderate to
 Aggressive Allocation
 Portfolio -- Class B*.......    0.10%        0.25%     0.24%        0.59%           0.24%         0.35%     1.06%(14)(15)
MetLife Aggressive
 Allocation Portfolio --
 Class B*....................    0.10%        0.25%     1.66%        2.01%           1.66%         0.35%     1.07%(14)(15)


----------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization. Effective upon the closing of the Reorganization, the advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I to 0.91% of average daily net assets including (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.



(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(3) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.



(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.




(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(6) Prior to December 1, 2005, the fund had an investment advisory fee of 0.65% and a separate administration fee of 0.06%. The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.



(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Batterymarch Mid-Cap Stock Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Janus Capital Appreciation Portfolio, Legg Mason Partners Variable Managed Assets Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolion and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(10) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(11) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.



(12) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(14) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(15) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.



EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.



EXAMPLE --This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).

                                         IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                         -------------------------------------   --------------------------------------
                                                                         10
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS    YEARS    1 YEAR   3 YEARS    5 YEARS    10 YEARS
---------------------------------------  ------   -------    -------    -----    ------   -------    -------    --------
Underlying Fund with Minimum Total
Annual Operating Expenses..............    1225     2195       3034      4712      463      1395       2334       4712
Underlying Fund with Maximum Total
Annual Operating Expenses..............    1089     1799       2395      3543      327       999       1695       3543

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Portfolio Architect XTRA Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                        MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
   DEATH BENEFIT/OPTIONAL FEATURE                              ANNUITANT ON THE CONTRACT/RIDER DATE
---------------------------------------                 -----------------------------------------------
Standard Death Benefit                                                     Age 80
Enhanced Death Benefit                                                     Age 75
Enhanced Stepped-Up Provision  (E.S.P.)                                    Age 75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-866-547-3793.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchae Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund)

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date or

      (c) you surrender or terminate your Contract within 12 months after the Contract Date

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



Administrative, Marketing and Support Service Fees. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-866-547-3793 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
-------------------------------------     --------------------------------------      -----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund - Series     Seeks to provide growth of capital.         A I M Advisors, Inc.
     I+*
American Funds Insurance Series
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     - Class 2                            stocks.                                     Company
   American Funds Growth Fund - Class     Seeks capital appreciation through          Capital Research and Management
     2                                    stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     - Class 2                            income.                                     Company
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital.          Credit Suisse Asset Management, LLC
     Markets Portfolio+                                                               Subadviser: Credit Suisse Asset
                                                                                      Management Limited (U.K.),
                                                                                      (Australia)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund -     Seeks long-term capital growth              The Dreyfus Corporation
     Appreciation Portfolio - Initial     consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                               capital, with growth of current income
                                          is a secondary objective.
   Dreyfus Variable Investment Fund -     Seeks capital growth.                       The Dreyfus Corporation
     Developing Leaders Portfolio -
     Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     - Class 2                                                                        Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES
   Global Life Sciences Portfolio -       Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares+
   Global Technology Portfolio -          Seeks long-term capital growth.             Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio -           Seeks long-term growth of capital in a      Janus Capital Management LLC
     Service Shares+                      manner consistent with the preservation
                                          of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation through          Salomon Brothers Asset Management
     Cap Portfolio - Class I              investments.                                Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital, with     Salomon Brothers Asset Management
     Investors Portfolio - Class I        growth of current income as a secondary     Inc
                                          objective.
   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio - Class I                                                   Inc
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio - Class I                                                   Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II

   Legg Mason Partners Variable           Seeks capital appreciation.                 Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                    Inc
     Class I
   Legg Mason Partners Variable           Seeks investment results that before        TIMCO Asset Management Inc
     Equity Index Portfolio - Class II    expenses, correspond to the price and
                                          yield performance of the S&P 500 Index.
   Legg Mason Partners Variable           Seeks income and long-term capital          Salomon Brothers Asset Management
     Growth and Income Portfolio -        growth.                                     Inc
     Class I
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable           Seeks to provide high current income        Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio     and to limit the degree of fluctuation
                                          of its net asset value resulting from
                                          movements in interest rates.
   Legg Mason Partners Variable           Seeks long-term capital appreciation        Smith Barney Fund Management LLC
     Social Awareness Stock Portfolio     and retention of net investment income.
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                    Met Investors Advisory, LLC
     Portfolio - Class A                                                              Subadviser: Batterymarch Financial
                                                                                      Management, Inc.
   Dreman Small-Cap Value Portfolio -     Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Federated High Yield Portfolio -       Seeks high current income.                  Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Federated Investment
                                                                                      Management Company
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio - Class A                                                              Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio - Class A                                                              Subadviser: Janus Capital
                                                                                      Management LLC
   Legg Mason Partners Managed Assets     Seeks high total return.                    Met Investors Advisory, LLC
     Portfolio - Class A                                                              Subadviser: Legg Mason Capital
                                                                                      Management, Inc.
   Lord Abbett Bond Debenture             Seeks high current income and the           Met Investors Advisory, LLC
     Portfolio - Class A                  opportunity for capital appreciation to     Subadviser: Lord, Abbett & Co. LLC
                                          produce a high total return.
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory, LLC
     Portfolio - Class B                  income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory, LLC
     Portfolio - Class B                  investments, primarily in equity            Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -     Seeks long-term capital growth.             Met Investors Advisory LLC
     Class A                                                                          Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio - Class A                                                              Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory, LLC
     - Class A                                                                        Subadviser:  AIM Capital
                                                                                      Management, Inc.
   MFS(R) Value Portfolio - Class A       Seeks capital appreciation and              Met Investors Advisory, LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory, LLC
     Portfolio - Class A                  investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.

   Pioneer Fund Portfolio - Class A       Seeks reasonable income and capital         Met Investors Advisory, LLC
                                          growth.                                     Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Mid-Cap Value Portfolio -      Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory, LLC
     - Class A                                                                        Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio - Class B                                                              Subadviser: Third Avenue
                                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio - Class D                                                              Subadviser: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio -      Seeks competitive total return              MetLife Advisers, LLC
     Class A                              primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.
   BlackRock Money Market Portfolio -     Seeks a high level of current income        MetLife Advisers, LLC
     Class A                              consistent with preservation of capital.    Subadviser: BlackRock Advisors,
                                                                                      Inc.
   FI Large Cap Portfolio - Class A       Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio - Class     Seeks long-term growth of capital.          MetLife Advisers, LLC
     D                                                                                Subadviser: Fidelity Management &
                                                                                      Research Company
   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio - Class B
   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio - Class B                  with growth of capital as a secondary
                                          objective.
   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio - Class B       income and growth of capital, with a
                                          greater emphasis on income.
   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio - Class B                  current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.
   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio - Class B
   MFS(R) Total Return Portfolio - Class  Seeks a favorable total return through      MetLife Advisers, LLC
     F                                    investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B                                                              Subadviser: OppenheimerFunds, Inc.
   T. Rowe Price Large Cap Growth         Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio - Class B+*                secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.
   Western Asset Management High          Seeks high current income.                  MetLife Advisers, LLC
     Yield Bond Portfolio - Class A                                                   Subadviser: Western Asset
                                                                                      Management Company
   Western Asset Management U.S.          Seeks to maximize total return              MetLife Advisers, LLC
     Government Portfolio - Class A       consistent with preservation of capital     Subadviser: Western Asset
                                          and maintenance of liquidity.               Management Company
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio -               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -      Seeks long-term growth of capital.          Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund - Class IB+

   Putnam VT Small Cap Value Fund -       Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio-Class II            Seeks capital growth and income through     Van Kampen Asset Management
                                          investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.

   Enterprise Portfolio-Class II+         Seeks capital appreciation through          Van Kampen Asset Management
                                          investments in securities believed by
                                          the portfolio's investment adviser to
                                          have above-average potential for
                                          capital appreciation.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -          Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class 2                                                                  Company
   VIP Dynamic Capital Appreciation       Seeks capital appreciation.                 Fidelity Management & Research
     Portfolio - Service Class 2+                                                     Company
   VIP Mid Cap Portfolio - Service        Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company


----------


+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.



UNDERLYING FUND NAME CHANGES



                         FORMER NAME                                                        NEW NAME
---------------------------------------------------                -----------------------------------------------------------
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                             Legg Mason Partners Variable Equity Index Portfolio
   Salomon Brothers Variable Growth & Income Fund                     Legg Mason Partners Variable  Growth and Income
                                                                        Portfolio
   Salomon Brothers Variable Aggressive Growth Fund                   Legg Mason Partners Variable Aggressive Growth Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                       Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                     Legg Mason Partners Variable Investors Portfolio
   Large Cap Growth Fund                                              Legg Mason Partners Variable Large Cap Growth Portfolio
   Small Cap Growth Fund                                              Legg Mason Partners Variable Small Cap Growth Portfolio
TRAVELERS SERIES FUND INC.                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                Legg Mason Partners Variable Adjustable Rate Income
                                                                        Portfolio
   Social Awareness Stock Portfolio                                   Legg Mason Partners Variable Social Awareness Stock
                                                                        Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
-------------------------------------------------------------      ---------------------------------------------------------
                                                                   MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                             Janus Capital Appreciation Portfolio
                                                                   METROPOLITAN SERIES FUND, INC.
HIGH YIELD BOND TRUST                                                 Western Asset Management High Yield Bond Portfolio
                                                                     MET INVESTORS SERIES TRUST
MANAGED ASSETS TRUST                                                  Legg Mason Partners Managed Assets Portfolio
                                                                   METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                                                Blackrock Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS                                       AIM VARIABLE INSURANCE FUNDS
   AIM VI Premier Equity Fund                                         AIM VI Core Equity Fund
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   AIM Capital Appreciation Portfolio                                 MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Convertible Securities Portfolio                                   Lord Abbett Bond Debenture Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio                                Batterymarch Mid-Cap Stock Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Equity Income Portfolio                                            FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Federated High Yield Portfolio                                     Federated High Yield Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Federated Stock Portfolio                                          Lord Abbett Growth and Income Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Large Cap Portfolio                                                FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Conservative Portfolio                  MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate - Conservative                 MetLife Conservative to Moderate Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate Portfolio                      MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate - Aggressive Portfolio         MetLife Moderate to Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Aggressive Portfolio                    MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Mercury Large Cap Core Portfolio                                   Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   MFS(R) Mid Cap Growth Portfolio                                    BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   MFS(R) Total Return Portfolio                                      MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   MFS(R) Value Portfolio                                             MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Mondrian International Stock Portfolio                             Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Pioneer Fund Portfolio                                             Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Pioneer Mid-Cap Value Portfolio                                    Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Pioneer Strategic Income Portfolio                                 Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Strategic Equity Portfolio                                         FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Style Focus Series: Small Cap Growth Portfolio                     MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST

   Style Focus Series: Small Cap Value Portfolio                      Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Travelers Quality Bond Portfolio                                   BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   U.S. Government Securities Portfolio                               Western Asset Management U.S. Government Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
-------------------------------------------------------------      --------------------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                   METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                       T. Rowe Price Large Cap Growth
DELAWARE VIP TRUST                                                 MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                           Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                     METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                     MET INVESTORS SERIES TRUST
   Mercury Value Opportunities V.I. Fund                              Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                       MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                      Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                       METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                   Oppenheimer Global Equity Portfolio
JANUS ASPEN SERIES                                                 METROPOLITAN SERIES FUND, INC.
   Janus Aspen Balanced Portfolio                                     MSF Total Return Portfolio
LORD ABBETT SERIES FUND, INC.                                      MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                            Lord Abbett Growth and Income Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                   MET INVESTORS SERIES TRUST
   Oppenheimer Main Street Fund/VA                                    Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your registered representative and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

        YEARS SINCE PURCHASE          WITHDRAWAL
            PAYMENT MADE               CHARGE
------------------------------------  ----------
GREATER THAN OR EQUAL
         TO            BUT LESS THAN
 0 years                 4 years               8%
 4 years                 5 years               7%
 5 years                 6 years               6%
 6 years                 7 years               5%
 7 years                 8 years               3%
 8 years                 9 years               1%
9+ years                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     under the Managed Distribution Program, or

      - under the Nursing Home Confinement provision (as described in Appendix D).

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase.

We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is equal to 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

             YEARS SINCE INITIAL               WITHDRAWAL
              PURCHASE PAYMENT                  CHARGE
---------------------------------------------  ----------
GREATER THAN OR EQUAL TO        BUT LESS THAN
0 years                             4 years             8%
4 years                             5 years             7%
5 years                             6 years             6%
6 years                             7 years             5%
7 years                             8 years             3%
8 years                             9 years             1%
9+ years                                                0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


Market Timing/Excessive Trading



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Credit Suisse Trust Emerging Markets Portfolio, Dreyfus Variable Investment Fund - Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series - Global Technology Portfolio, Janus Aspen Series - Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund--the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying

Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:             GMWB I                         GMWB II                      GMWB III
--------------  ---------------------------      ------------------------       ----------------------
ALSO CALLED:             Principal                       Principal                     Principal
                         Guarantee                       Guarantee                  Guarantee Value

AVAILABILITY:    Not available for purchase on    Available on or after March   Available on or after March
                or after March 21, 2005, unless  21, 2005 if approved in your  21, 2005 if approved in your
                GMWB II is not approved in your              state                         state
                             state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                    GMWB I      GMWB II    GMWB III
                                                                  ----------  ----------  ---------
If you make your first withdrawal BEFORE the 3rd anniversary       5% of RBB   5% of RBB  5% of RBB
after you purchase GMWB:........................................
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:........................................  10% of RBB  10% of RBB  5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                            ASSUMES 15% GAIN ON INVESTMENT                ASSUMES 15% LOSS ON INVESTMENT
                   ---------------------------------------------  --------------------------------------------------
                   CONTRACT                                        CONTRACT
                     VALUE         RBB                AWB (5%)      VALUE             RBB               AWB (5%)
                   -------- ------------------ -----------------  ----------  -----------------  -------------------
VALUES AS OF
INITIAL GMWB
PURCHASE           $106,000 $          100,000 $           5,000  $  106,000  $         100,000  $             5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL      $121,900 $          100,000 $           5,000  $   90,100  $         100,000  $             5,000
PARTIAL WITHDRAWAL      N/A     (100,000        (5,000 X (1-             N/A     (100,000             (5,000 X
REDUCTION                   X 10,000/121,900)=  90,000/100,000)=              X 10,000/90,100)=  (1-88,901/100,000)=
                                  8,203               500                     $          11,099  $               555
GREATER OF PWR OR           $           10,000                                $          11,099
THE DOLLAR AMOUNT
OF THE WITHDRAWAL               (10,000>8,203)                                  (11,099>10,000)
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)         $ 10,000 $           10,000 $             500  $   10,000  $          11,099  $               555
VALUE IMMEDIATELY
AFTER WITHDRAWAL   $111,900 $           90,000 $           4,500  $   80,100  $          88,901  $             4,445

WITHDRAWAL EXAMPLE FOR GMWB I

                              ASSUMES 15% GAIN ON INVESTMENT                      ASSUMES 15% LOSS ON INVESTMENT
                   ------------------------------------------------ ------------------------------------------------
                   CONTRACT                                         CONTRACT
                     VALUE          RBB                AWB (5%)      VALUE              RBB               AWB (5%)
                   -------- -------------------- ------------------ --------  --------------------  ----------------
VALUES AS OF
INITIAL GMWB
PURCHASE           $106,000 $            100,000 $            5,000 $106,000  $            100,000  $          5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL      $121,900 $            100,000 $            5,000 $ 90,100  $            100,000  $          5,000
IMMEDIATELY AFTER
WITHDRAWAL         $111,900               91,797 $            4,590 $ 80,100  $             88,901  $          4,445
                            [100,000 -- (100,000 [5,000 -- (5,000 X           [100,000 -- (100,000       [5,000 X
                             X 10,000/121,900)]  91,797/100,000)]             X 10,000/90,100)]     (88,901/100,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)         $ 10,000 $              8,203 $              410 $ 10,000  $             11,099  $            555

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

      -     a qualified retirement plan (Code Section 401),

      -     a tax-sheltered annuity (Code Section 403(b)),

      -     an individual retirement account (Code Sections 408(a)),

      -     an individual retirement annuity (Code Section 408(b)), or

      -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do, so we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable

Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.


                                                           GMWB I   GMWB II   GMWB III
                                                           ------   -------   --------
Current Annual Charge....................................    0.40%     0.50%      0.25%
Maximum Annual Charge After a Reset......................    1.00%     1.00%       N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                         GMWB I                        GMWB II                      GMWB III
                           ------------------------------   -----------------------------   ----------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal            5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary

ANNUAL CHARGE                           0.40%                           0.50%                          0.25%
RESET                                    Yes                             Yes                             No
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th             Yes, after the 5th
                                                             anniversary of GMWB purchase   anniversary of GMWB purchase
INVESTMENT RESTRICTIONS                  No                              Yes                            Yes
WAIVER OF RECALCULATION
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS                 No                              Yes                            Yes

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Annual Step-Up"). We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuation or beneficiary contract continuation ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "Owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death or

      (2) the total Purchase Payments you made under the Contract less the total of any prior withdrawals

ENHANCED DEATH BENEFIT: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death

      (2) the total Purchase Payments you made under the Contract less the total of any prior withdrawals or

      (3)   the "step-up value" as described below

STEP-UP VALUE. The step-up value will initially equal the first Purchase Payment. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal, less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


            50,000 x (10,000/55,000) = $9,090


Your new step-up value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


            50,000 x (10,000/30,000) = $16,666


Your new step-up value would be $50,000 -- $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment (s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/55,000) = $9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


            50,000 x (10,000/30,000) = 16,666


Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                              MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                  PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:        UNLESS. . .                                APPLY*
-----------------------------          ----------------------        --------------------------------        ------------
OWNER (WHO IS NOT THE                  The beneficiary(ies),         Unless the beneficiary elects to         Yes
ANNUITANT) (WITH NO JOINT              or if none, to the            continue the Contract rather
OWNER)                                 Contract Owner's              than receive the distribution.
                                       estate.

OWNER (WHO IS THE                      The beneficiary(ies),         Unless the beneficiary elects to          Yes
ANNUITANT) (WITH NO JOINT              or if none, to the            continue the Contract rather
OWNER)                                 Contract Owner's              than receive the distribution.
                                       estate.

NON-SPOUSAL JOINT OWNER                The surviving joint                                                     Yes
(WHO IS NOT THE ANNUITANT)             owner.
NON-SPOUSAL JOINT OWNER                The beneficiary(ies),         Unless the beneficiary elects to          Yes
(WHO IS THE ANNUITANT)                 or if none, to the            continue the Contract rather
                                       surviving joint owner.        than receive the distribution.

SPOUSAL JOINT OWNER (WHO IS            The surviving joint           Unless the spouse elects to               Yes
NOT THE ANNUITANT)                     owner.                        continue the Contract.

SPOUSAL JOINT OWNER (WHO IS            The beneficiary(ies),         Unless the spouse elects to               Yes
THE ANNUITANT)                         or if none, to the            continue the Contract.
                                       surviving joint owner.
                                                                     A spouse who is not the
                                                                     beneficiary may decline to
                                                                     continue the Contract and
                                                                     instruct the company to pay the
                                                                     beneficiary who may elect to
                                                                     continue the Contract.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),        Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the            continue the Contract rather
                                       Contract Owner.  If           than receive the distribution.
                                       the Contract Owner
                                       is not living, then to        But if there is a Contingent
                                       the joint owner.  If          Annuitant, then the Contingent
                                       none, then to the             Annuitant becomes the
                                       Contract Owner's              Annuitant and the Contract
                                       estate.                       continues in effect (generally
                                                                     using the original Maturity
                                                                     Date). The proceeds will then
                                                                     be paid upon the death of the
                                                                     Contingent Annuitant or owner.

ANNUITANT (WHO IS THE                  See death of "owner                                                     Yes
CONTRACT OWNER)                        who is the Annuitant"
                                       above.

ANNUITANT (WHERE OWNER IS A             The beneficiary(ies)                                                   Yes (Death of
NONNATURAL ENTITY/TRUST)                (e.g. the trust).or if                                                 Annuitant is
                                        none, to the owner.                                                    treated as
                                                                                                               death of the
                                                                                                               owner in these
                                                                                                               circumstances.)
CONTINGENT ANNUITANT                    No death proceeds                                                      N/A
(ASSUMING ANNUITANT IS STILL            are payable;
ALIVE)                                  Contract continues.

BENEFICIARY                             No death proceeds                                                      N/A
                                        are payable;
                                        Contract continues.

CONTINGENT BENEFICIARY                  No death proceeds                                                      N/A
                                        are payable; Contract
                                        continues.

                               QUALIFIED CONTRACTS

BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      MANDATORY PAYOUT
 UPON THE DEATH OF THE                 PAY THE PROCEEDS TO:          UNLESS. . .                                RULES APPLY*
-----------------------------          ----------------------        --------------------------------        ------------
OWNER/ANNUITANT                        The beneficiary(ies),         Unless the beneficiary elects to          Yes
                                       or if none, to the            continue the Contract rather
                                       Contract Owner's              than receive a distribution.
                                       estate.

BENEFICIARY                            No death proceeds                                                       N/A
                                       are payable;
                                       Contract continues.

CONTINGENT BENEFICIARY                 No death proceeds                                                       N/A
                                       are payable;
                                       Contract continues.

--------------

* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement, or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual

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interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

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Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The
Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of ConnecticutMetLife Life and Annuity Company of Connecticuteach sponsor Separate
Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

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

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code
Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the


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


required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the

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value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your

Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate

Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.



DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%





                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                                  2005       0.580           0.676           1,156,794
                                                                     2004       0.492           0.580           1,259,417
                                                                     2003       0.400           0.492           1,688,768
                                                                     2002       0.541           0.400           1,612,958
                                                                     2001       0.742           0.541           1,770,037
                                                                     2000       1.000           0.742             189,085

   High Yield Bond Trust (5/04)                                      2005       1.070           1.069              27,511
                                                                     2004       1.000           1.070              12,731

   Managed Assets Trust (5/04)                                       2005       1.078           1.104             178,420
                                                                     2004       1.000           1.078             129,391

   Money Market Portfolio (2/98)                                     2005       1.146           1.162           1,943,467
                                                                     2004       1.150           1.146           1,934,132
                                                                     2003       1.157           1.150           2,696,830
                                                                     2002       1.158           1.157           3,968,056
                                                                     2001       1.131           1.158           3,881,543
                                                                     2000       1.080           1.131             293,012

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)                    2005       0.783           0.816             689,725
                                                                     2004       0.751           0.783             835,150
                                                                     2003       0.609           0.751             895,510
                                                                     2002       0.885           0.609             994,353
                                                                     2001       1.000           0.885             421,659

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)    2005       0.668           0.756             889,375
                                                                     2004       0.625           0.668           1,057,694

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (continued)                                               2003       0.514           0.625           1,190,268
                                                                     2002       0.753           0.514           1,278,582
                                                                     2001       0.925           0.753             892,135
                                                                     2000       1.127           0.925              96,323

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                       2005       1.106           1.245             813,522
                                                                     2004       0.989           1.106             820,524
                                                                     2003       0.741           0.989             734,396
                                                                     2002       0.880           0.741             699,143
                                                                     2001       1.041           0.880             358,085
                                                                     2000       1.301           1.041               4,990
                                                                     1999       1.087           1.301                   -

   Growth Fund - Class 2 Shares (12/99)                              2005       1.097           1.257           1,757,373
                                                                     2004       0.989           1.097           1,620,395
                                                                     2003       0.733           0.989           1,423,815
                                                                     2002       0.984           0.733             997,632
                                                                     2001       1.220           0.984             537,903
                                                                     2000       1.184           1.220             112,468
                                                                     1999       1.060           1.184                   -

   Growth-Income Fund - Class 2 Shares (3/00)                        2005       1.271           1.326           1,352,898
                                                                     2004       1.167           1.271           1,515,560
                                                                     2003       0.894           1.167           1,322,363
                                                                     2002       1.110           0.894             697,242
                                                                     2001       1.098           1.110             343,429
                                                                     2000       1.051           1.098                   -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)             2005       1.009           1.273              69,096
                                                                     2004       0.819           1.009              71,547
                                                                     2003       0.581           0.819              70,125
                                                                     2002       0.667           0.581              23,079
                                                                     2001       0.748           0.667             246,451
                                                                     2000       1.000           0.748                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)                  2005       2.221           2.347             576,119
                                                                     2004       1.714           2.221             585,483

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Delaware VIP REIT Series - Standard Class (continued)             2003       1.297           1.714             586,611
                                                                     2002       1.258           1.297             542,919
                                                                     2001       1.173           1.258             169,706
                                                                     2000       1.000           1.173               7,111

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/00)      2005       0.888           0.914             533,163
                                                                     2004       0.857           0.888             580,657
                                                                     2003       0.717           0.857             659,588
                                                                     2002       0.873           0.717             537,694
                                                                     2001       0.977           0.873             175,799
                                                                     2000       1.000           0.977               6,817

   Dreyfus VIF - Developing Leaders Portfolio -
   Initial Shares (5/00)                                             2005       1.086           1.133           1,060,735
                                                                     2004       0.989           1.086           1,242,192
                                                                     2003       0.762           0.989           1,336,406
                                                                     2002       0.955           0.762           1,207,213
                                                                     2001       1.032           0.955             472,852
                                                                     2000       1.000           1.032                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)           2005       1.210           1.315              38,446
                                                                     2004       1.074           1.210              54,657
                                                                     2003       1.000           1.074               1,000

   Mercury Value Opportunities V.I. Fund - Class III (11/03)         2005       1.208           1.312              14,119
                                                                     2004       1.068           1.208              11,133
                                                                     2003       1.000           1.068               1,000

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)             2005       1.158           1.262             546,575
                                                                     2004       1.043           1.158             646,673
                                                                     2003       0.845           1.043             457,584
                                                                     2002       1.000           0.845             119,273

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Templeton Developing Markets Securities Fund - Class 2            2005       1.781           2.238             158,202
   Shares (5/03)                                                     2004       1.448           1.781              54,824
                                                                     2003       1.000           1.448               1,000

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)         2005       1.082           1.176             517,884
                                                                     2004       0.926           1.082             322,771
                                                                     2003       0.710           0.926             249,365
                                                                     2002       0.884           0.710             169,930
                                                                     2001       1.068           0.884              49,286
                                                                     2000       1.082           1.068                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)          2005       1.180           1.267             344,861
                                                                     2004       1.032           1.180             238,864
                                                                     2003       0.792           1.032             107,706
                                                                     2002       1.000           0.792               1,558

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)                   2005       0.861           0.885           1,763,552
                                                                     2004       0.792           0.861           1,872,075
                                                                     2003       0.629           0.792           1,945,736
                                                                     2002       0.822           0.629           1,408,585
                                                                     2001       0.951           0.822           1,012,410

   Salomon Brothers Variable Aggressive Growth Fund - Class I
   Shares (5/02)                                                     2005       1.126           1.220              98,050
                                                                     2004       1.047           1.126             114,646
                                                                     2003       0.758           1.047              75,568
                                                                     2002       1.000           0.758              18,468

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                                     2005       1.098           1.122              48,490
                                                                     2004       1.027           1.098              48,617
                                                                     2003       0.800           1.027              51,399
                                                                     2002       1.000           0.800               8,717

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                        2005       1.004           1.066           1,690,499
                                                                     2004       0.941           1.004           1,915,626
                                                                     2003       0.839           0.941           2,255,765

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Balanced Portfolio - Service Shares  (continued)                  2002       0.911           0.839           2,455,936
                                                                     2001       0.972           0.911           1,563,586
                                                                     2000       1.000           0.972             493,338

   Global Life Sciences Portfolio - Service Shares (5/00)            2005       0.907           1.004             352,715
                                                                     2004       0.805           0.907             414,066
                                                                     2003       0.647           0.805             486,503
                                                                     2002       0.931           0.647             327,504
                                                                     2001       1.135           0.931             179,330
                                                                     2000       1.000           1.135                   -

   Global Technology Portfolio - Service Shares (5/00)               2005       0.346           0.381             659,484
                                                                     2004       0.349           0.346             819,133
                                                                     2003       0.242           0.349             922,256
                                                                     2002       0.415           0.242             947,203
                                                                     2001       0.672           0.415             631,575
                                                                     2000       1.000           0.672              30,577

   Worldwide Growth Portfolio - Service Shares (5/00)                2005       0.561           0.584             642,087
                                                                     2004       0.544           0.561             770,248
                                                                     2003       0.446           0.544             915,111
                                                                     2002       0.609           0.446           1,080,320
                                                                     2001       0.798           0.609             919,187
                                                                     2000       1.000           0.798             381,642

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                      2005       1.513           1.552              11,233
                                                                     2004       1.336           1.513               6,516
                                                                     2003       1.000           1.336               1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                                2005       1.382           1.408             111,507
                                                                     2004       1.244           1.382              84,102
                                                                     2003       1.000           1.244              17,546

   Mid-Cap Value Portfolio (5/03)                                    2005       1.541           1.644             120,350
                                                                     2004       1.260           1.541              41,464
                                                                     2003       1.000           1.260               5,686

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)           2005       1.074           1.120                   -
                                                                     2004       1.000           1.074               2,000

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)               2005       1.125           1.133             366,843
                                                                     2004       1.048           1.125             235,306
                                                                     2003       1.000           1.048              29,952

   Total Return Portfolio - Administrative Class (5/01)              2005       1.213           1.226           4,364,209
                                                                     2004       1.173           1.213           6,033,661
                                                                     2003       1.132           1.173           6,603,100
                                                                     2002       1.053           1.132           5,715,152
                                                                     2001       1.000           1.053           1,027,250

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)          2005       0.773           0.817             263,361
                                                                     2004       0.728           0.773             303,680
                                                                     2003       0.560           0.728             322,550
                                                                     2002       0.806           0.560             354,885
                                                                     2001       1.000           0.806              90,017

   Putnam VT International Equity Fund - Class IB Shares (5/01)      2005       1.011           1.118             227,235
                                                                     2004       0.882           1.011             177,298
                                                                     2003       0.696           0.882             174,431
                                                                     2002       0.857           0.696             120,823
                                                                     2001       1.000           0.857             172,126

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)           2005       1.611           1.701           1,174,869
                                                                     2004       1.295           1.611           1,251,913
                                                                     2003       0.877           1.295           1,304,358
                                                                     2002       1.088           0.877           1,111,270
                                                                     2001       1.000           1.088             218,519

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                                     2005       1.309           1.343           1,491,826
                                                                     2004       1.225           1.309           1,743,085
                                                                     2003       0.894           1.225           1,680,295

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   All Cap Fund - Class I  (continued)                               2002       1.209           0.894           1,672,013
                                                                     2001       1.204           1.209             894,987

   Investors Fund - Class I (5/01)                                   2005       1.174           1.233           1,327,979
                                                                     2004       1.078           1.174           1,484,092
                                                                     2003       0.826           1.078           1,479,023
                                                                     2002       1.089           0.826           1,316,924
                                                                     2001       1.152           1.089             505,781

   Large Cap Growth Fund - Class I (5/02)                            2005       1.130           1.173              24,656
                                                                     2004       1.140           1.130              64,596
                                                                     2003       0.800           1.140              63,373
                                                                     2002       1.000           0.800              20,665

   Small Cap Growth Fund - Class I (3/01)                            2005       1.371           1.419             317,776
                                                                     2004       1.208           1.371             305,465
                                                                     2003       0.823           1.208             348,334
                                                                     2002       1.278           0.823             374,428
                                                                     2001       1.397           1.278             166,046

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                         2005       0.869           0.931             332,768
                                                                     2004       0.827           0.869             463,100
                                                                     2003       0.649           0.827             436,166
                                                                     2002       0.864           0.649             153,676
                                                                     2001       1.000           0.864              53,578

   Convertible Securities Portfolio (5/00)                           2005       1.203           1.190             951,186
                                                                     2004       1.148           1.203           1,104,384
                                                                     2003       0.922           1.148           1,173,473
                                                                     2002       1.005           0.922             869,622
                                                                     2001       1.028           1.005             836,858
                                                                     2000       1.000           1.028              70,310

   Disciplined Mid Cap Stock Portfolio (5/00)                        2005       1.268           1.406             461,853
                                                                     2004       1.104           1.268             520,514
                                                                     2003       0.837           1.104             521,073
                                                                     2002       0.991           0.837             609,372
                                                                     2001       1.047           0.991             213,661
                                                                     2000       1.000           1.047                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Equity Income Portfolio (4/00)                                    2005       1.240           1.278           2,764,524
                                                                     2004       1.145           1.240           3,118,779
                                                                     2003       0.885           1.145           3,246,588
                                                                     2002       1.043           0.885           2,913,402
                                                                     2001       1.133           1.043           1,567,212
                                                                     2000       1.052           1.133             197,368

   Federated High Yield Portfolio (5/00)                             2005       1.263           1.278             867,177
                                                                     2004       1.161           1.263           1,384,768
                                                                     2003       0.962           1.161           1,434,675
                                                                     2002       0.940           0.962             714,245
                                                                     2001       0.935           0.940              76,897
                                                                     2000       1.000           0.935                   -

   Federated Stock Portfolio (5/00)                                  2005       1.145           1.189             222,943
                                                                     2004       1.050           1.145             322,323
                                                                     2003       0.834           1.050             350,988
                                                                     2002       1.049           0.834             384,838
                                                                     2001       1.046           1.049             543,886
                                                                     2000       1.000           1.046                   -

   Large Cap Portfolio (11/99)                                       2005       0.761           0.815             281,674
                                                                     2004       0.724           0.761             335,600
                                                                     2003       0.589           0.724             350,858
                                                                     2002       0.774           0.589             292,511
                                                                     2001       0.949           0.774             201,210
                                                                     2000       1.126           0.949              72,389

   Managed Allocation Series: Aggressive Portfolio (6/05)            2005       1.000           1.078                   -

   Managed Allocation Series: Conservative Portfolio (8/05)          2005       1.022           1.032                   -

   Managed Allocation Series: Moderate Portfolio (6/05)              2005       1.002           1.047                   -

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                                  2005       1.000           1.066                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                                  2005       1.000           1.039                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Mercury Large Cap Core Portfolio (8/00)                           2005       0.815           0.900             288,511
                                                                     2004       0.713           0.815             357,722
                                                                     2003       0.597           0.713             361,013
                                                                     2002       0.808           0.597             331,234
                                                                     2001       1.057           0.808             253,154
                                                                     2000       1.135           1.057               8,995

   MFS Emerging Growth Portfolio (4/00)                              2005       0.652           0.632                   -
                                                                     2004       0.586           0.652             618,384
                                                                     2003       0.460           0.586             589,383
                                                                     2002       0.710           0.460             567,780
                                                                     2001       1.128           0.710             376,108
                                                                     2000       1.433           1.128              99,230

   MFS Mid Cap Growth Portfolio (5/00)                               2005       0.566           0.575           1,435,861
                                                                     2004       0.503           0.566             853,578
                                                                     2003       0.372           0.503             874,458
                                                                     2002       0.737           0.372             765,147
                                                                     2001       0.980           0.737             619,700
                                                                     2000       1.000           0.980              15,819

   MFS Total Return Portfolio (6/00)                                 2005       1.342           1.362           4,565,755
                                                                     2004       1.221           1.342           5,170,815
                                                                     2003       1.062           1.221           5,160,068
                                                                     2002       1.137           1.062           3,995,198
                                                                     2001       1.153           1.137           1,997,966
                                                                     2000       1.003           1.153              99,711

   MFS Value Portfolio (5/04)                                        2005       1.122           1.178              92,575
                                                                     2004       1.000           1.122              25,036

   Mondrian International Stock Portfolio (5/00)                     2005       0.853           0.921             461,470
                                                                     2004       0.747           0.853             422,641
                                                                     2003       0.589           0.747             432,727
                                                                     2002       0.686           0.589             289,734
                                                                     2001       0.943           0.686             286,652
                                                                     2000       1.000           0.943                   -

   Pioneer Fund Portfolio (5/03)                                     2005       1.334           1.394              12,988
                                                                     2004       1.217           1.334                   -
                                                                     2003       1.000           1.217               1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Mid Cap Value Portfolio (6/05)                            2005       1.020           1.063                   -

   Pioneer Strategic Income Portfolio (5/00)                         2005       1.373           1.404             415,323
                                                                     2004       1.255           1.373             377,848
                                                                     2003       1.065           1.255             133,615
                                                                     2002       1.020           1.065             134,078
                                                                     2001       0.992           1.020             499,291
                                                                     2000       1.000           0.992               7,948

   Strategic Equity Portfolio (11/99)                                2005       0.737           0.741           1,288,013
                                                                     2004       0.678           0.737           1,601,573
                                                                     2003       0.519           0.678           1,832,344
                                                                     2002       0.792           0.519           1,656,273
                                                                     2001       0.927           0.792           1,087,180
                                                                     2000       1.000           0.927              50,352

   Style Focus Series: Small Cap Growth Portfolio (5/05)             2005       1.000           1.137                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)              2005       0.987           1.110                   -

   Travelers Quality Bond Portfolio (5/00)                           2005       1.243           1.245           2,359,889
                                                                     2004       1.220           1.243           3,062,300
                                                                     2003       1.156           1.220           3,360,059
                                                                     2002       1.108           1.156           3,173,200
                                                                     2001       1.049           1.108           2,094,699
                                                                     2000       1.000           1.049             137,637

   U.S. Government Securities Portfolio (5/04)                       2005       1.052           1.083              50,659
                                                                     2004       1.000           1.052              64,098

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)       2005       0.997           1.006              73,496
                                                                     2004       0.999           0.997              55,729
                                                                     2003       1.000           0.999               1,000

   Social Awareness Stock Portfolio (5/04)                           2005       1.083           1.115              25,877
                                                                     2004       1.000           1.083              23,686

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                       2005       1.084           1.113             526,153
                                                                     2004       0.936           1.084             496,072
                                                                     2003       0.726           0.936             457,049
                                                                     2002       0.914           0.726             352,819
                                                                     2001       1.000           0.914             167,638

   Enterprise Portfolio - Class II Shares (5/01)                     2005       0.800           0.851                 721
                                                                     2004       0.782           0.800                 796
                                                                     2003       0.631           0.782               7,547
                                                                     2002       0.908           0.631               4,269
                                                                     2001       1.000           0.908                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)                   2005       1.019           1.172           1,311,850
                                                                     2004       0.897           1.019           1,376,127
                                                                     2003       0.710           0.897           1,573,114
                                                                     2002       0.796           0.710           1,486,472
                                                                     2001       0.922           0.796             869,188
                                                                     2000       1.000           0.922             180,188

   Dynamic Capital Appreciation Portfolio -
   Service Class 2 (5/01)                                            2005       0.946           1.126             103,844
                                                                     2004       0.947           0.946             103,057
                                                                     2003       0.769           0.947             103,711
                                                                     2002       0.843           0.769              78,854
                                                                     2001       1.000           0.843                   -

   Mid Cap Portfolio - Service Class 2 (5/01)                        2005       1.529           1.779             576,226
                                                                     2004       1.244           1.529             449,306
                                                                     2003       0.912           1.244             393,509
                                                                     2002       1.028           0.912             397,241
                                                                     2001       1.000           1.028             107,418

                     ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.30%


                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                                  2005       1.170           1.351                -
                                                                     2004       1.000           1.170                -

   High Yield Bond Trust (5/04)                                      2005       1.076           1.066                -
                                                                     2004       1.000           1.076                -

   Managed Assets Trust (5/04)                                       2005       1.072           1.088                -
                                                                     2004       1.000           1.072                -

   Money Market Portfolio (2/98)                                     2005       0.994           1.000                -
                                                                     2004       1.000           0.994                -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)                    2005       1.050           1.084                -
                                                                     2004       1.000           1.050                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                                   2005       1.059           1.188                -
                                                                     2004       1.000           1.059                -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                       2005       1.113           1.241           57,308
                                                                     2004       1.000           1.113                -

   Growth Fund - Class 2 Shares (12/99)                              2005       1.086           1.233           40,949
                                                                     2004       1.000           1.086                -

   Growth-Income Fund - Class 2 Shares (3/00)                        2005       1.065           1.102           41,477
                                                                     2004       1.000           1.065                -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)             2005       1.287           1.609                -
                                                                     2004       1.000           1.287                -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)                  2005       1.288           1.349            8,790
                                                                     2004       1.000           1.288                -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/00)      2005       1.023           1.043                 -
                                                                     2004       1.000           1.023                 -

   Dreyfus VIF - Developing Leaders Portfolio -
   Initial Shares (5/00)                                             2005       1.094           1.131                 -
                                                                     2004       1.000           1.094                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)           2005       1.117           1.203                 -
                                                                     2004       1.000           1.117                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)         2005       1.120           1.205                 -
                                                                     2004       1.000           1.120                 -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)             2005       1.100           1.189            10,294
                                                                     2004       1.000           1.100                 -

   Templeton Developing Markets Securities Fund - Class 2
   Class I Shares (5/03)                                             2005       1.262           1.572            21,611
                                                                     2004       1.000           1.262                 -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)         2005       1.156           1.245            37,211
                                                                     2004       1.000           1.156                 -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)          2005       1.120           1.191                 -
                                                                     2004       1.000           1.120                 -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)                   2005       1.070           1.090                 -
                                                                     2004       1.000           1.070                 -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                             2005       1.055           1.133                 -
                                                                     2004       1.000           1.055                 -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Salomon Brothers Variable Growth & Income Fund -
   Class I Shares (5/02)                                             2005       1.066           1.079                 -
                                                                     2004       1.000           1.066                 -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                        2005       1.069           1.124                 -
                                                                     2004       1.000           1.069                 -

   Global Life Sciences Portfolio - Service Shares (5/00)            2005       1.039           1.141                 -
                                                                     2004       1.000           1.039                 -

   Global Technology Portfolio - Service Shares (5/00)               2005       1.053           1.148                 -
                                                                     2004       1.000           1.053                 -

   Worldwide Growth Portfolio - Service Shares (5/00)                2005       1.087           1.122                 -
                                                                     2004       1.000           1.087                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                      2005       1.126           1.145                 -
                                                                     2004       1.000           1.126                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                                2005       1.100           1.110            10,841
                                                                     2004       1.000           1.100                 -

   Mid-Cap Value Portfolio (5/03)                                    2005       1.161           1.228            27,966
                                                                     2004       1.000           1.161                 -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)           2005       1.063           1.099                 -
                                                                     2004       1.000           1.063                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)               2005       1.068           1.065            23,901
                                                                     2004       1.000           1.068                 -

   Total Return Portfolio - Administrative Class (5/01)              2005       1.045           1.046            24,113
                                                                     2004       1.000           1.045                 -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                            NUMBER OF UNITS
                                                                            BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                            PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------------------   ----      --------------     -------------         ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)       2005           1.067               1.118                    -
                                                                  2004           1.000               1.067                    -

   Putnam VT International Equity Fund - Class IB Shares (5/01)   2005           1.159               1.271                    -
                                                                  2004           1.000               1.159                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)        2005           1.193               1.248               16,399
                                                                  2004           1.000               1.193                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                                  2005           1.057               1.075                    -
                                                                  2004           1.000               1.057                    -

   Investors Fund - Class I (5/01)                                2005           1.080               1.124                    -
                                                                  2004           1.000               1.080                    -

   Large Cap Growth Fund - Class I (5/02)                         2005           0.991               1.019                    -
                                                                  2004           1.000               0.991                    -

   Small Cap Growth Fund - Class I (3/01)                         2005           1.166               1.196                    -
                                                                  2004           1.000               1.166                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                      2005           1.055               1.121                    -
                                                                  2004           1.000               1.055                    -

   Convertible Securities Portfolio (5/00)                        2005           1.043               1.023                    -
                                                                  2004           1.000               1.043                    -

   Disciplined Mid Cap Stock Portfolio (5/00)                     2005           1.119               1.230                    -
                                                                  2004           1.000               1.119                    -

   Equity Income Portfolio (4/00)                                 2005           1.102               1.126                    -
                                                                  2004           1.000               1.102                    -

   Federated High Yield Portfolio (5/00)                          2005           1.079               1.081                    -
                                                                  2004           1.000               1.079                    -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                         UNIT VALUE AT                            NUMBER OF UNITS
                                                                         BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                         PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR            END OF YEAR
------------------------------------------------------------   ----      --------------     -------------         ---------------
Federated Stock Portfolio (5/00)                               2005           1.080               1.111                    -
                                                               2004           1.000               1.080                    -

Large Cap Portfolio (11/99)                                    2005           1.049               1.114                    -
                                                               2004           1.000               1.049                    -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005           1.000               1.073                    -

Managed Allocation Series: Conservative Portfolio (8/05)       2005           1.020               1.026               60,113

Managed Allocation Series: Moderate Portfolio (6/05)           2005           1.002               1.042               20,075

Managed Allocation Series: Moderate-Aggressive
  Portfolio (5/05)                                             2005           1.000               1.060                    -

Managed Allocation Series: Moderate-Conservative
  Portfolio (5/05)                                             2005           1.000               1.033                    -

Mercury Large Cap Core Portfolio (8/00)                        2005           1.124               1.231                    -
                                                               2004           1.000               1.124                    -

MFS Emerging Growth Portfolio (4/00)                           2005           1.082               1.048                    -
                                                               2004           1.000               1.082                    -

MFS Mid Cap Growth Portfolio (5/00)                            2005           1.074               1.081                    -
                                                               2004           1.000               1.074                    -

MFS Total Return Portfolio (6/00)                              2005           1.096               1.103                    -
                                                               2004           1.000               1.096                    -

MFS Value Portfolio (5/04)                                     2005           1.127               1.172                    -
                                                               2004           1.000               1.127                    -

Mondrian International Stock Portfolio (5/00)                  2005           1.145               1.226                    -
                                                               2004           1.000               1.145                    -

Pioneer Fund Portfolio (5/03)                                  2005           1.093               1.133               10,627
                                                               2004           1.000               1.093                    -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                            NUMBER OF UNITS
                                                                            BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                            PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------------------   ----      --------------     -------------         ---------------
   Pioneer Mid Cap Value Portfolio (6/05)                         2005           1.019               1.058                    -

   Pioneer Strategic Income Portfolio (5/00)                      2005           1.104               1.119                    -
                                                                  2004           1.000               1.104                    -

   Strategic Equity Portfolio (11/99)                             2005           1.098               1.095                    -
                                                                  2004           1.000               1.098                    -

   Style Focus Series: Small Cap Growth Portfolio (5/05)          2005           1.000               1.131                    -

   Style Focus Series: Small Cap Value Portfolio (5/05)           2005           0.986               1.103                    -

   Travelers Quality Bond Portfolio (5/00)                        2005           1.032               1.025                    -
                                                                  2004           1.000               1.032                    -

   U.S. Government Securities Portfolio (5/04)                    2005           1.073               1.094                    -
                                                                  2004           1.000               1.073                    -

Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)    2005           0.998               0.998               15,385
                                                                  2004           1.000               0.998                    -

   Social Awareness Stock Portfolio (5/04)                        2005           1.076               1.097                    -
                                                                  2004           1.000               1.076                    -

Van Kampen Life Investment Trust

   Comstock Portfolio - Class II Shares (5/01)                    2005           1.131               1.151                    -
                                                                  2004           1.000               1.131                    -

   Enterprise Portfolio - Class II Shares (5/01)                  2005           1.038               1.094                    -
                                                                  2004           1.000               1.038                    -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class 2 (5/00)                2005           1.107               1.262                    -
                                                                  2004           1.000               1.107                    -

   Dynamic Capital Appreciation Portfolio - Service
     Class 2 (5/01)                                               2005           1.040               1.227                    -
                                                                  2004           1.000               1.040                    -

   Mid Cap Portfolio - Service Class 2 (5/01)                     2005           1.227               1.416               10,559
                                                                  2004           1.000               1.227                    -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units outstanding at end of year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005, the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners



Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners

Janus Aspen Series: Global Life Sciences Portfolio - Service Share is no longer available to new contract owners



Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.



AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Janus Aspen Balanced Portfolio - Service Shares is no longer available to new contract owners.



Janus Aspen Global Life Sciences Portfolio - Service Shares is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Capital Appreciation Fund (5/00)                            2005        0.580           0.676               7,869,627
                                                               2004        0.492           0.580               8,682,856
                                                               2003        0.400           0.492               9,196,896
                                                               2002        0.541           0.400              10,337,045
                                                               2001        0.742           0.541              14,174,851
                                                               2000        1.000           0.742               9,685,366

   High Yield Bond Trust (6/04)                                2005        1.070           1.069                 123,653
                                                               2004        0.998           1.070                       -

   Managed Assets Trust (6/04)                                 2005        1.078           1.104                  84,928
                                                               2004        1.009           1.078                  16,658

   Money Market Portfolio (10/97)                              2005        1.146           1.162               7,710,607
                                                               2004        1.150           1.146               6,452,252
                                                               2003        1.157           1.150               8,807,998
                                                               2002        1.158           1.157              10,222,059
                                                               2001        1.131           1.158               9,720,708
                                                               2000        1.080           1.131               2,307,960

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.783           0.816               1,550,953
                                                               2004        0.751           0.783               1,746,250
                                                               2003        0.609           0.751               2,078,822
                                                               2002        0.885           0.609               1,958,680
                                                               2001        1.000           0.885                 772,623

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.668           0.756              13,620,446
                                                               2004        0.625           0.668              16,701,254

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (continued)                                                 2003        0.514           0.625              20,289,834
                                                               2002        0.753           0.514              22,920,668
                                                               2001        0.925           0.753              30,657,551
                                                               2000        1.127           0.925              26,711,914

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.106           1.245              10,391,145
                                                               2004        0.989           1.106              10,671,866
                                                               2003        0.741           0.989               9,954,233
                                                               2002        0.880           0.741              10,006,380
                                                               2001        1.041           0.880              10,783,872
                                                               2000        1.301           1.041               9,193,213
                                                               1999        1.000           1.301                 496,228

   Growth Fund - Class 2 Shares (11/99)                        2005        1.097           1.257              30,770,173
                                                               2004        0.989           1.097              31,399,627
                                                               2003        0.733           0.989              30,519,238
                                                               2002        0.984           0.733              29,254,703
                                                               2001        1.220           0.984              24,168,621
                                                               2000        1.184           1.220              17,763,993
                                                               1999        1.000           1.184                 790,492

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.271           1.326              21,463,117
                                                               2004        1.167           1.271              22,247,206
                                                               2003        0.894           1.167              20,672,145
                                                               2002        1.110           0.894              19,762,828
                                                               2001        1.098           1.110              17,618,589
                                                               2000        1.031           1.098              10,615,411
                                                               1999        1.000           1.031               1,022,054

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.009           1.273                 527,746
                                                               2004        0.819           1.009                 635,421
                                                               2003        0.581           0.819                 555,146
                                                               2002        0.667           0.581                 447,939
                                                               2001        0.748           0.667                 952,771
                                                               2000        1.000           0.748                 221,321

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        2.221           2.347               1,426,888
                                                               2004        1.714           2.221               1,614,681
                                                               2003        1.297           1.714               1,701,015
                                                               2002        1.258           1.297               1,710,144
                                                               2001        1.173           1.258                 481,199
                                                               2000        1.000           1.173                  48,709

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        0.888           0.914                 956,723
                                                               2004        0.857           0.888               1,171,173
                                                               2003        0.717           0.857               1,459,140
                                                               2002        0.873           0.717               1,209,492
                                                               2001        0.977           0.873                 644,927
                                                               2000        1.000           0.977                 277,656

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.086           1.133               2,634,327
                                                               2004        0.989           1.086               3,007,955
                                                               2003        0.762           0.989               3,892,680
                                                               2002        0.955           0.762               3,571,507
                                                               2001        1.032           0.955               3,011,491
                                                               2000        1.000           1.032               1,460,554

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.210           1.315                  67,656
                                                               2004        1.074           1.210                  26,986
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.208           1.312                 192,466
                                                               2004        1.068           1.208                 131,916
                                                               2003        1.000           1.068                  16,802

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.158           1.262               1,699,785
                                                               2004        1.043           1.158               1,557,424

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Mutual Shares Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.845           1.043               1,274,575
                                                               2002        1.000           0.845                 633,273

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.781           2.238                 708,466
                                                               2004        1.448           1.781                 259,549
                                                               2003        1.000           1.448                 157,913

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.082           1.176               6,083,715
                                                               2004        0.926           1.082               5,996,738
                                                               2003        0.710           0.926               5,855,211
                                                               2002        0.884           0.710               5,959,767
                                                               2001        1.068           0.884               6,615,238
                                                               2000        1.109           1.068               5,495,504
                                                               1999        1.000           1.109                 445,419

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.180           1.267               1,340,280
                                                               2004        1.032           1.180                 886,673
                                                               2003        0.792           1.032                 675,020
                                                               2002        1.000           0.792                 180,014

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        0.861           0.885              16,905,236
                                                               2004        0.792           0.861              18,836,125
                                                               2003        0.629           0.792              19,589,108
                                                               2002        0.822           0.629              17,735,675
                                                               2001        0.951           0.822              14,784,877
                                                               2000        1.063           0.951               9,919,249

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/02)                                             2005        1.126           1.220                 532,144
                                                               2004        1.047           1.126                 408,372
                                                               2003        0.758           1.047                 320,263
                                                               2002        1.000           0.758                  74,555

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.098           1.122                 267,908
                                                               2004        1.027           1.098                 267,341

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares  (continued)                                         2003        0.800           1.027                 397,457
                                                               2002        1.000           0.800                  26,471

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.004           1.066               2,733,942
                                                               2004        0.941           1.004               3,466,803
                                                               2003        0.839           0.941               4,671,651
                                                               2002        0.911           0.839               5,125,827
                                                               2001        0.972           0.911               5,320,731
                                                               2000        1.000           0.972               2,631,110

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        0.907           1.004               1,020,240
                                                               2004        0.805           0.907               1,260,902
                                                               2003        0.647           0.805               1,458,984
                                                               2002        0.931           0.647               1,671,734
                                                               2001        1.135           0.931               1,835,830
                                                               2000        1.000           1.135               1,720,549

   Global Technology Portfolio - Service Shares (5/00)         2005        0.346           0.381               1,960,433
                                                               2004        0.349           0.346               2,448,720
                                                               2003        0.242           0.349               3,147,082
                                                               2002        0.415           0.242               3,998,130
                                                               2001        0.672           0.415               4,187,835
                                                               2000        1.000           0.672               4,483,704

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        0.561           0.584               3,479,400
                                                               2004        0.544           0.561               4,422,385
                                                               2003        0.446           0.544               5,176,878
                                                               2002        0.609           0.446               6,179,894
                                                               2001        0.798           0.609               6,907,600
                                                               2000        1.000           0.798               6,625,173

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.513           1.552                 893,526
                                                               2004        1.336           1.513                 698,253
                                                               2003        1.000           1.336                 134,336

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.382           1.408               1,064,845
                                                               2004        1.244           1.382                 674,660
                                                               2003        1.000           1.244                 305,344

   Mid-Cap Value Portfolio (5/03)                              2005        1.541           1.644               1,611,204
                                                               2004        1.260           1.541               1,323,373
                                                               2003        1.000           1.260                 557,395

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.074           1.120                  74,794
                                                               2004        1.038           1.074                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.125           1.133               1,601,094
                                                               2004        1.048           1.125               1,424,929
                                                               2003        1.000           1.048                 487,410

   Total Return Portfolio - Administrative Class (5/01)        2005        1.213           1.226              13,636,234
                                                               2004        1.173           1.213              14,874,186
                                                               2003        1.132           1.173              17,564,278
                                                               2002        1.053           1.132              17,039,505
                                                               2001        1.000           1.053               3,528,611

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.773           0.817                 180,170
                                                               2004        0.728           0.773                 189,012
                                                               2003        0.560           0.728                 219,075
                                                               2002        0.806           0.560                 193,101
                                                               2001        1.000           0.806                  82,991

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.011           1.118               2,357,610
                                                               2004        0.882           1.011               2,418,477
                                                               2003        0.696           0.882               3,509,039
                                                               2002        0.857           0.696               3,188,678
                                                               2001        1.000           0.857                 239,877

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.611           1.701               3,265,401
                                                               2004        1.295           1.611               3,517,982
                                                               2003        0.877           1.295               3,647,627
                                                               2002        1.088           0.877               3,088,400
                                                               2001        1.000           1.088               1,040,422

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.309           1.343               7,424,062
                                                               2004        1.225           1.309               8,139,285
                                                               2003        0.894           1.225               9,114,126
                                                               2002        1.209           0.894               9,606,077
                                                               2001        1.204           1.209               7,452,708
                                                               2000        1.032           1.204               2,476,774

   Investors Fund - Class I (11/99)                            2005        1.174           1.233               5,504,348
                                                               2004        1.078           1.174               6,005,375
                                                               2003        0.826           1.078               7,816,635
                                                               2002        1.089           0.826               7,795,316
                                                               2001        1.152           1.089               6,793,914
                                                               2000        1.014           1.152               2,942,606

   Large Cap Growth Fund - Class I (9/02)                      2005        1.130           1.173                 451,750
                                                               2004        1.140           1.130                 462,036
                                                               2003        0.800           1.140                 490,140
                                                               2002        1.000           0.800                  40,847

   Small Cap Growth Fund - Class I (11/99)                     2005        1.371           1.419               1,951,209
                                                               2004        1.208           1.371               2,193,044
                                                               2003        0.823           1.208               2,776,264
                                                               2002        1.278           0.823               2,106,333
                                                               2001        1.397           1.278               2,044,688
                                                               2000        1.000           1.397               1,826,310

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.869           0.931                 804,530
                                                               2004        0.827           0.869                 806,240
                                                               2003        0.649           0.827                 872,264
                                                               2002        0.864           0.649                 711,965
                                                               2001        1.000           0.864                 630,256

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Convertible Securities Portfolio (6/00)                        2005        1.203           1.190               1,891,693
                                                               2004        1.148           1.203               2,541,991
                                                               2003        0.922           1.148               3,117,515
                                                               2002        1.005           0.922               2,874,307
                                                               2001        1.028           1.005               3,106,317
                                                               2000        1.000           1.028               1,037,545

Disciplined Mid Cap Stock Portfolio (5/00)                     2005        1.268           1.406               1,122,616
                                                               2004        1.104           1.268               1,155,790
                                                               2003        0.837           1.104               1,310,615
                                                               2002        0.991           0.837               1,446,554
                                                               2001        1.047           0.991               1,422,625
                                                               2000        1.000           1.047                 570,805

Equity Income Portfolio (11/99)                                2005        1.240           1.278               9,917,573
                                                               2004        1.145           1.240              11,001,456
                                                               2003        0.885           1.145              11,397,574
                                                               2002        1.043           0.885              10,600,886
                                                               2001        1.133           1.043              10,046,727
                                                               2000        1.052           1.133               4,977,279

Federated High Yield Portfolio (6/00)                          2005        1.263           1.278               1,189,759
                                                               2004        1.161           1.263               1,498,182
                                                               2003        0.962           1.161               1,585,600
                                                               2002        0.940           0.962               1,710,702
                                                               2001        0.935           0.940                 913,761
                                                               2000        1.000           0.935                 127,420

Federated Stock Portfolio (5/00)                               2005        1.145           1.189                 510,628
                                                               2004        1.050           1.145                 622,486
                                                               2003        0.834           1.050                 954,385
                                                               2002        1.049           0.834                 703,223
                                                               2001        1.046           1.049                 732,741
                                                               2000        1.000           1.046                 128,343

Large Cap Portfolio (11/99)                                    2005        0.761           0.815               4,989,786
                                                               2004        0.724           0.761               6,116,510
                                                               2003        0.589           0.724               6,858,228
                                                               2002        0.774           0.589               6,842,860
                                                               2001        0.949           0.774               7,970,781
                                                               2000        1.126           0.949               6,001,335

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.007           1.078                       -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.032                  33,294

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.047                 346,342

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        0.999           1.066                 185,975

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.008           1.039                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        0.815           0.900               2,796,240
                                                               2004        0.713           0.815               3,089,053
                                                               2003        0.597           0.713               3,688,680
                                                               2002        0.808           0.597               4,148,896
                                                               2001        1.057           0.808               4,279,316
                                                               2000        1.135           1.057               3,766,401

MFS Emerging Growth Portfolio (11/99)                          2005        0.652           0.632                       -
                                                               2004        0.586           0.652               7,856,772
                                                               2003        0.460           0.586               8,772,131
                                                               2002        0.710           0.460               9,835,278
                                                               2001        1.128           0.710              12,537,784
                                                               2000        1.433           1.128              10,965,615

MFS Mid Cap Growth Portfolio (5/00)                            2005        0.566           0.575               9,346,433
                                                               2004        0.503           0.566               2,634,584
                                                               2003        0.372           0.503               3,413,182
                                                               2002        0.737           0.372               3,504,601
                                                               2001        0.980           0.737               3,647,107
                                                               2000        1.000           0.980               2,539,453

MFS Total Return Portfolio (11/99)                             2005        1.342           1.362              21,085,686
                                                               2004        1.221           1.342              23,762,190
                                                               2003        1.062           1.221              24,417,025
                                                               2002        1.137           1.062              22,713,962
                                                               2001        1.153           1.137              16,974,046
                                                               2000        1.003           1.153               5,181,152

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
MFS Value Portfolio (7/04)                                     2005        1.122           1.178                 665,186
                                                               2004        0.994           1.122                 365,637

Mondrian International Stock Portfolio (5/00)                  2005        0.853           0.921               2,661,031
                                                               2004        0.747           0.853               2,599,833
                                                               2003        0.589           0.747               1,473,404
                                                               2002        0.686           0.589               1,220,371
                                                               2001        0.943           0.686                 885,468
                                                               2000        1.000           0.943                 356,321

Pioneer Fund Portfolio (5/03)                                  2005        1.334           1.394                 112,741
                                                               2004        1.217           1.334                  78,072
                                                               2003        1.000           1.217                  62,749

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.063                  39,090

Pioneer Strategic Income Portfolio (6/00)                      2005        1.373           1.404               1,440,006
                                                               2004        1.255           1.373                 930,528
                                                               2003        1.065           1.255                 878,773
                                                               2002        1.020           1.065                 990,950
                                                               2001        0.992           1.020               1,000,776
                                                               2000        1.000           0.992                 165,623

Strategic Equity Portfolio (11/99)                             2005        0.737           0.741              10,759,065
                                                               2004        0.678           0.737              13,177,851
                                                               2003        0.519           0.678              14,897,916
                                                               2002        0.792           0.519              16,106,829
                                                               2001        0.927           0.792              19,754,119
                                                               2000        1.149           0.927              15,438,160

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.032           1.137                     314

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.110                  12,521

Travelers Quality Bond Portfolio (5/00)                        2005        1.243           1.245               3,325,831
                                                               2004        1.220           1.243               4,265,659
                                                               2003        1.156           1.220               5,440,623
                                                               2002        1.108           1.156               6,049,382
                                                               2001        1.049           1.108               4,591,755
                                                               2000        1.000           1.049               4,047,115

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   U.S. Government Securities Portfolio (6/04)                 2005        1.052           1.083                  10,164
                                                               2004        0.990           1.052                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           1.006                 443,529
                                                               2004        0.999           0.997                 350,365
                                                               2003        1.000           0.999                   3,637

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.084           1.113               1,867,184
                                                               2004        0.936           1.084               1,918,478
                                                               2003        0.726           0.936               2,253,123
                                                               2002        0.914           0.726               1,228,918
                                                               2001        1.000           0.914                 644,900

   Enterprise Portfolio - Class II Shares (6/01)               2005        0.800           0.851                 266,842
                                                               2004        0.782           0.800                 272,959
                                                               2003        0.631           0.782                 282,743
                                                               2002        0.908           0.631                 121,490
                                                               2001        1.000           0.908                  11,890

Variable Insurance Products Fund
   Contrafund Portfolio - Service Class 2 (5/00)               2005        1.019           1.172               4,357,217
                                                               2004        0.897           1.019               3,489,469
                                                               2003        0.710           0.897               4,090,792
                                                               2002        0.796           0.710               4,138,442
                                                               2001        0.922           0.796               3,578,211
                                                               2000        1.000           0.922               1,364,359

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (8/01)                                                      2005        0.946           1.126                 158,278
                                                               2004        0.947           0.946                  71,506
                                                               2003        0.769           0.947                  69,403
                                                               2002        0.843           0.769                  49,412
                                                               2001        1.000           0.843                  11,149

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.529           1.779               3,337,201
                                                               2004        1.244           1.529               2,878,436
                                                               2003        0.912           1.244               1,954,640
                                                               2002        1.028           0.912                 844,778
                                                               2001        1.000           1.028                 145,421

                     ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.30%



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Capital Appreciation Fund (5/00)                            2005        1.170           1.351                       -
                                                               2004        1.000           1.170                       -

   High Yield Bond Trust (6/04)                                2005        1.076           1.066                       -
                                                               2004        1.009           1.076                       -

   Managed Assets Trust (6/04)                                 2005        1.072           1.088                       -
                                                               2004        1.008           1.072                       -

   Money Market Portfolio (10/97)                              2005        0.994           1.000                       -
                                                               2004        1.000           0.994                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.050           1.084                       -
                                                               2004        1.000           1.050                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.059           1.188                       -
                                                               2004        1.000           1.059                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.113           1.241                  68,097
                                                               2004        1.000           1.113                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.086           1.233                  10,301
                                                               2004        1.000           1.086                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.065           1.102                  11,556
                                                               2004        1.000           1.065                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.287           1.609                       -
                                                               2004        1.000           1.287                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.288           1.349                  36,512
                                                               2004        1.000           1.288                       -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        1.023           1.043                       -
                                                               2004        1.000           1.023                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.094           1.131                       -
                                                               2004        1.000           1.094                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.117           1.203                       -
                                                               2004        1.000           1.117                       -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.120           1.205                       -
                                                               2004        1.000           1.120                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.100           1.189                       -
                                                               2004        1.000           1.100                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.262           1.572                  38,853
                                                               2004        1.000           1.262                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.156           1.245                  52,733
                                                               2004        1.000           1.156                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.120           1.191                       -
                                                               2004        1.000           1.120                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.070           1.090                       -
                                                               2004        1.000           1.070                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/02)                                             2005        1.055           1.133                       -
                                                               2004        1.000           1.055                       -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.066           1.079                       -
                                                               2004        1.000           1.066                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.069           1.124                       -
                                                               2004        1.000           1.069                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.039           1.141                       -
                                                               2004        1.000           1.039                       -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.053           1.148                       -
                                                               2004        1.000           1.053                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.087           1.122                       -
                                                               2004        1.000           1.087                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.126           1.145                   6,109
                                                               2004        1.000           1.126                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.100           1.110                       -
                                                               2004        1.000           1.100                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.161           1.228                  44,386
                                                               2004        1.000           1.161                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.063           1.099                       -
                                                               2004        1.029           1.063                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.068           1.065                  54,415
                                                               2004        1.000           1.068                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.045           1.046                  16,638
                                                               2004        1.000           1.045                       -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.067           1.118                       -
                                                               2004        1.000           1.067                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.159           1.271                       -
                                                               2004        1.000           1.159                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.193           1.248                  17,538
                                                               2004        1.000           1.193                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.057           1.075                       -
                                                               2004        1.000           1.057                       -

   Investors Fund - Class I (11/99)                            2005        1.080           1.124                       -
                                                               2004        1.000           1.080                       -

   Large Cap Growth Fund - Class I (9/02)                      2005        0.991           1.019                       -
                                                               2004        1.000           0.991                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.166           1.196                       -
                                                               2004        1.000           1.166                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.055           1.121                       -
                                                               2004        1.000           1.055                       -

   Convertible Securities Portfolio (6/00)                     2005        1.043           1.023                       -
                                                               2004        1.000           1.043                       -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.119           1.230                       -
                                                               2004        1.000           1.119                       -

   Equity Income Portfolio (11/99)                             2005        1.102           1.126                       -
                                                               2004        1.000           1.102                       -

   Federated High Yield Portfolio (6/00)                       2005        1.079           1.081                       -
                                                               2004        1.000           1.079                       -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Federated Stock Portfolio (5/00)                               2005        1.080           1.111                    -
                                                               2004        1.000           1.080                    -

Large Cap Portfolio (11/99)                                    2005        1.049           1.114                    -
                                                               2004        1.000           1.049                    -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.007           1.073                    -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.026                    -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.042                    -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        0.999           1.060                    -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.007           1.033                    -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.124           1.231                    -
                                                               2004        1.000           1.124                    -

MFS Emerging Growth Portfolio (11/99)                          2005        1.082           1.048                    -
                                                               2004        1.000           1.082                    -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.074           1.081                    -
                                                               2004        1.000           1.074                    -

MFS Total Return Portfolio (11/99)                             2005        1.096           1.103                    -
                                                               2004        1.000           1.096                    -

MFS Value Portfolio (7/04)                                     2005        1.127           1.172                    -
                                                               2004        1.002           1.127                    -

Mondrian International Stock Portfolio (5/00)                  2005        1.145           1.226                    -
                                                               2004        1.000           1.145                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.093           1.133                    -
                                                               2004        1.000           1.093                    -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.058                     -

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.104           1.119                     -
                                                               2004        1.000           1.104                     -

   Strategic Equity Portfolio (11/99)                          2005        1.098           1.095                     -
                                                               2004        1.000           1.098                     -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.031           1.131                     -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.103                     -

   Travelers Quality Bond Portfolio (5/00)                     2005        1.032           1.025                     -
                                                               2004        1.000           1.032                     -

   U.S. Government Securities Portfolio (6/04)                 2005        1.073           1.094                     -
                                                               2004        1.014           1.073                     -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.998           0.998                     -
                                                               2004        1.000           0.998                     -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.131           1.151                     -
                                                               2004        1.000           1.131                     -

   Enterprise Portfolio - Class II Shares (6/01)               2005        1.038           1.094                     -
                                                               2004        1.000           1.038                     -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.107           1.262                     -
                                                               2004        1.000           1.107                     -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (8/01)                                                      2005        1.040           1.227                     -
                                                               2004        1.000           1.040                     -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.227           1.416                     -
                                                               2004        1.000           1.227                     -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units outstanding at end of year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, which is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005, the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners



Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners



Janus Aspen Series: Global Life Sciences Portfolio - Service Share is no longer available to new contract owners

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.



AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Janus Aspen Balanced Portfolio - Service Shares is no longer available to new contract owners.



Janus Aspen Global Life Sciences Portfolio - Service Shares is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirement, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

                  WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME
                  CONFINEMENT (AVAILABLE ONLY IF ENHANCED DEATH
                           BENEFIT IS ELECTED AND THE
       ANNUITANT IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital that:

       (a) is Medicare approved as a provider of skilled nursing care services and

       (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism

                                       OR

Meets all of the following standards:

       (a) is licensed as a nursing care facility by the state in which it is licensed

       (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility

       (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care

       (d) provides, as a primary function, nursing care and room and board; and charges for these services

       (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN)

       (f) may provide care by a licensed physical, respiratory, occupational or speech therapist and

       (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

       (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

       (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

       (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

       (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

       (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one -- year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months of the date of the withdrawal, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                          The Insurance Company
                          Principal Underwriter
                          Distribution and Principal Underwriting Agreement Valuation of Assets
                          Federal Tax Considerations
                          Independent Registered Public Accounting Firm Condensed Financial Information
                          Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below and mail to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-05-09-86 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-05-09-86.



Name:
          -----------------------------------
Address:
          -----------------------------------

          -----------------------------------

          -----------------------------------

Check Box:

          [ ] MIC-Book-05-09-86

          [ ] MLAC-Book-05-09-86

                       THIS PAGE INTENTIONALLY LEFT BLANK.



Book 09                                                              May 1, 2006

           VINTAGE XTRA (SERIES II)(SM) VARIABLE ANNUITY PROSPECTUS:
                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES



This Prospectus describes VINTAGE XTRA (SERIES II) VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES -- CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - Class 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
   Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS I+
   Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio - Class II+
   Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth
      and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap
      Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap
      Growth and Value+

   Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio+

MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.

   BlackRock Aggressive Growth Portfolio - Class D+

   BlackRock Bond Income Portfolio - Class E+
   Capital Guardian U.S. Equity Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST - CLASS IB
   Putnam VT Small Cap Value Fund
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio - Service Class
   VIP Mid Cap Portfolio - Service Class 2

METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS - CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+



(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9328 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                           PROSPECTUS DATED MAY 1 2006

                                TABLE OF CONTENTS


Glossary .......................................    3
Summary ........................................    5
Fee Table ......................................    9
Condensed Financial Information ................   18
The Annuity Contract ...........................   18
   Contract Owner Inquiries ....................   19
   Purchase Payments ...........................   19
   Purchase Payment Credits ....................   19
   Accumulation Units ..........................   20
   The Variable Funding Options ................   20
Fixed Account ..................................   27
Charges and Deductions .........................   27
   General .....................................   27
   Withdrawal Charge ...........................   28
   Free Withdrawal Allowance ...................   29
   Transfer Charge .............................   29
   Administrative Charges ......................   29
   Mortality and Expense Risk Charge ...........   29
   Variable Liquidity Benefit Charge ...........   29
   Enhanced Stepped-Up Provision Charge ........   30
   Guaranteed Minimum Withdrawal Benefit
    Charge .....................................   30
   Guaranteed Minimum Accumulation Benefit

    Charge .....................................   30
   Variable Funding Option Expenses ............   30
   Premium Tax .................................   30
   Changes in Taxes Based upon Premium
     or
     Value .....................................   30
Transfers ......................................   31
Market Timing/Excessive Trading ................   31
   Dollar Cost Averaging .......................   32
Access to Your Money ...........................   33
   Systematic Withdrawals ......................   33
Ownership Provisions ...........................   34
   Types of Ownership ..........................   34
     Contract Owner ............................   34
     Beneficiary ...............................   34
     Annuitant .................................   34

Death Benefit ..................................   35
   Death Proceeds before the Maturity Date .....   35
   Enhanced Stepped-up Provision ...............   37
   Payment of Proceeds .........................   38
   Spousal Contract Continuance ................   40
   Beneficiary Contract Continuance ............   40
   Planned Death Benefit .......................   41
   Death Proceeds after the Maturity Date ......   41
 Living Benefits ...............................   41
   Guaranteed Minimum Withdrawal Benefit .......   41
   Guaranteed Minimum Accumulation Benefit .....   47
The Annuity Period .............................   53
   Maturity Date ...............................   53
   Allocation of Annuity .......................   53
   Variable Annuity ............................   53
   Fixed Annuity ...............................   54
Payment Options ................................   54
   Election of Options .........................   54
   Annuity Options .............................   55
   Variable Liquidity Benefit ..................   55
Miscellaneous Contract Provisions ..............   55
   Right to Return .............................   55
   Termination .................................   56
   Required Reports ............................   56
   Suspension of Payments ......................   56
The Separate Accounts ..........................   56
   Performance Information .....................   57
Federal Tax Considerations .....................   57
   General Taxation of Annuities ...............   57
   Types of Contracts: Qualified and
     Non-qualified .............................   58
   Qualified Annuity Contracts .................   58
     Taxation of Qualified Annuity Contracts ...   58
     Mandatory Distributions for Qualified Plans   58
   Non-qualified Annuity Contracts .............   58
     Diversification Requirements for
       Variable Annuities ......................   59

     Ownership of the Investments ..............   59
     Taxation of Death Benefit Proceeds ........   60
   Other Tax Considerations ....................   60

     Treatment of Charges for Optional
       Benefits ................................   60

     Puerto Rico Tax Considerations ............   60
     Non-Resident Aliens .......................   60
Other Information ..............................   61
   The Insurance Companies .....................   61
   Financial Statements ........................   61
   Distribution of Variable Annuity Contracts ..   61

   Conformity with State and Federal Laws ......   63
   Voting Rights ...............................   63
   Restrictions on Financial Transactions ......   63
   Legal Proceedings ...........................   63
Appendix A: Condensed Financial
   Information for MetLife of CT Fund
     BD III for Variable Annuities .............  A-1
Appendix B: Condensed Financial
   Information for MetLife of CT Fund
     BD IV for Variable Annuities ..............  B-1
Appendix C: The Fixed Account ..................  C-1
Appendix D: Contents of the Statement of
   Additional Information ......................  D-1

                                    GLOSSARY


ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.



ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.



ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.



ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments. CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted. CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.



CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.



CONTRACT DATE -- the date on which the Contract is issued.



CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.



CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.



CONTRACT YEARS -- twelve month periods beginning with the Contract Date.



DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.



DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.



FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.



HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.



MATURITY DATE -- the date on which the Annuity Payments are to begin.



PAYMENT OPTION -- an annuity or income option elected under your Contract.



PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.



PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.



QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b) or 408(b) of the Code.



SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.



SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.



UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.



VALUATION DATE -- a date on which a Subaccount is valued.



VALUATION PERIOD -- the period between successive valuations.



VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.



WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.



WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.



YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                    VINTAGE XTRA (SERIES II) VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund BD III for Variable Annuities ("Fund BD III"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the

Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.50% for the Step-Up Death Benefit and 1.70% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary or spousal contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

- PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.



      For Contracts issued between June 1, 2004 and August 31, 2004, and Contracts issued on or after December 1, 2004, the current Purchase Payment Credit is equal to 6% of each Purchase Payment received. This Purchase Payment Credit increase does not apply retroactively to contracts issued before June 1, 2004 or between September 1, 2004 and November 30, 2004. For contracts issued from December 1, 2004 until the date we change or rescind this Purchase Payment Credit increase, the 6% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received.



      For Contracts issued before June 1, 2004, Contracts issued between September 1, 2004 and November 30, 2004, and any Contracts issued when a Purchase Payment Credit increase is not in effect, for the initial Purchase Payment and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time we receive the Purchase Payment. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%.


      The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

- DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

- SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

- AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

- MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

- ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

- SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

- BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

- GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

- GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment
Credits withdrawn)

TRANSFER CHARGE.....................................  $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE...................    8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity
Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............  $40(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE        WITHDRAWAL CHARGE
-----------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
------------------------    -------------
         0 years               3 years             8%
         3 years               4 years             7%
         4 years               5 years             6%
         5 years               6 years             5%
         6 years               7 years             4%
         7 years               8 years             3%
         8 years               9 years             2%
        9+ years                  --               0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
-----------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
------------------------    -------------
        0 years                3 years              8%
        3 years                4 years              7%
        4 years                5 years              6%
        5 years                6 years              5%
        6 years                7 years              4%
        7 years                8 years              3%
        8 years                9 years              2%
       9 + years                  --                0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a mortality and expense risk charge ("M&E") of 1.40% and a administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB
III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                              STANDARD DEATH  STEP-UP DEATH  ROLL-UP DEATH
                                                                  BENEFIT        BENEFIT        BENEFIT
                                                              --------------  -------------  -------------
Mortality and Expense Risk Charge ..........................      1.40%(5)        1.50%(5)       1.70%(5)
Administrative Expense Charge ..............................      0.15%           0.15%          0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED ..........................................      1.55%           1.65%          1.85%
Optional E.S.P. Charge .....................................      0.15%           0.15%          0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED ...................................................      1.70%           1.80%          2.00%
Optional GMAB Charge .......................................      0.50%           0.50%          0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED ...................................................      2.05%           2.15%          2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED(6) ...........................................      2.20%           2.30%          2.50%
Optional GMWB I Charge (maximum upon reset) ................      1.00%(7)        1.00%(7)       1.00%(7)
Optional GMWB II Charge (maximum upon reset) ...............      1.00%(7)        1.00%(7)       1.00%(7)
Optional GMWB III Charge ...................................      0.25%           0.25%          0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED ...................................................      2.55%           2.65%          2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED ...................................................      2.55%           2.65%          2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
ONLY SELECTED ..............................................      1.80%           1.90%          2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED ............................................      2.70%           2.80%          3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED ...........................................      2.70%           2.80%          3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED ..........................................      1.95%           2.05%          2.25%



----------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6)   GMAB and GMWB cannot both be elected.



(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the Prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9328.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                        MINIMUM   MAXIMUM
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)    0.47%     4.47%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                    DISTRIBUTION               TOTAL    CONTRACTUAL FEE  NET TOTAL
                                      AND/OR                  ANNUAL         WAIVER       ANNUAL
                       MANAGEMENT  SERVICE(12B-1)   OTHER    OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND:          FEE          FEES        EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES**
---------------------  ----------  --------------  --------  ---------  ---------------  ----------
AMERICAN FUNDS
INSURANCE SERIES
   American Funds
     Global
     Growth Fund
     - Class 2*           0.58%          0.25%       0.04%     0.87%           --        0.87%
   American Funds
     Growth Fund
     - Class 2*           0.33%          0.25%       0.02%     0.60%           --        0.60%
   American Funds
     Growth-Income
     Fund - Class 2*      0.28%          0.25%       0.01%     0.54%           --        0.54%
FRANKLIN
   TEMPLETON
   VARIABLE
   INSURANCE
   PRODUCTS TRUST
   Franklin
     Income
     Securities
     Fund - Class
     2*                   0.46%          0.25%       0.02%     0.73%           --        0.73%(1)(2)
   Franklin
     Small-Mid
     Cap Growth
     Securities
     Fund - Class 2*+     0.48%          0.25%       0.28%     1.01%         0.02%       0.99%(2)(3)
   Templeton
     Developing
     Markets
     Securities
     Fund - Class 2*      1.24%          0.25%       0.29%     1.78%           --        1.78%
   Templeton
     Foreign
     Securities
     Fund - Class 2*      0.65%          0.25%       0.17%     1.07%         0.05%       1.02%(3)
JANUS ASPEN SERIES
   Mid Cap Growth
     Portfolio -
     Service
     Shares*              0.64%          0.25%       0.03%     0.92%           --        0.92%
LAZARD
   RETIREMENT
   SERIES, INC
   Lazard
     Retirement
     Small Cap
     Portfolio*           0.75%          0.25%       0.22%     1.22%           --        1.22%
LEGG MASON
   PARTNERS
   INVESTMENT
   SERIES
   Legg Mason
     Partners
     Variable
     Dividend
     Strategy
     Portfolio+++         0.65%            --        0.21%     0.86%           --        0.86%
   Legg Mason
     Partners
     Variable
     Premier
     Selections
     All Cap
     Growth
     Portfolio+++         0.75%            --        0.19%     0.94%           --        0.94%
LEGG MASON
   PARTNERS
   VARIABLE
   PORTFOLIOS I,
   INC
   Legg Mason
     Partners
     Variable
     All Cap
     Portfolio -
     Class I+             0.75%            --        0.07%     0.82%           --        0.82%
   Legg Mason
     Partners
     Variable
     Investors
     Portfolio -
     Class I              0.65%            --        0.06%     0.71%           --        0.71%

                                    DISTRIBUTION               TOTAL    CONTRACTUAL FEE  NET TOTAL
                                      AND/OR                  ANNUAL         WAIVER       ANNUAL
                       MANAGEMENT  SERVICE(12B-1)   OTHER    OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND:          FEE          FEES        EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES**
---------------------  ----------  --------------  --------  ---------  ---------------  ----------
   Legg Mason
     Partners
     Variable
     Small Cap
     Growth
     Portfolio -
     Class I+             0.75%            --        0.22%     0.97%           --        0.97%
LEGG MASON
   PARTNERS
   VARIABLE
   PORTFOLIOS II
   Legg Mason
     Partners
     Variable
     Appreciation
     Portfolio            0.70%            --        0.02%     0.72%           --        0.72%
   Legg Mason
     Partners
     Variable
     Diversified
     Strategic
     Income
     Portfolio+           0.65%            --        0.12%     0.77%           --        0.77%
   Legg Mason
     Partners
     Variable
     Equity
     Index
     Portfolio -
     Class II*            0.31%          0.25%       0.03%     0.59%           --        0.59%
   Legg Mason
     Partners
     Variable
     Fundamental
     Value
     Portfolio            0.75%            --        0.03%     0.78%           --        0.78%
LEGG MASON
   PARTNERS
   VARIABLE
   PORTFOLIOS
   III, INC
   Legg Mason
     Partners
     Variable
     Adjustable
     Rate Income
     Portfolio*++         0.55%          0.25%       0.28%     1.08%           --        1.08%(4)
   Legg Mason
     Partners
     Variable
     Aggressive
     Growth
     Portfolio++          0.75%            --        0.02%     0.77%           --        0.77%(4)
   Legg Mason
     Partners
     Variable
     High Income
     Portfolio++          0.60%            --        0.06%     0.66%           --        0.66%
   Legg Mason
     Partners
     Variable
     Large Cap
     Growth
     Portfolio++          0.75%            --        0.04%     0.79%           --        0.79%(4)
   Legg Mason
     Partners
     Variable
     Mid Cap
     Core
     Portfolio++          0.75%            --        0.07%     0.82%           --        0.82%
   Legg Mason
     Partners
     Variable
     Money
     Market
     Portfolio++          0.45%            --        0.02%     0.47%           --        0.47%(4)
LEGG MASON
   PARTNERS
   VARIABLE
   PORTFOLIOS IV
   Legg Mason
     Partners
     Variable
     Multiple
     Discipline
     Portfolio -
     All Cap
     Growth and
     Value*               0.75%          0.25%       0.06%     1.06%           --        1.06%
   Legg Mason
     Partners
     Variable
     Multiple
     Discipline
     Portfolio -
     Balanced
     All Cap
     Growth and
     Value*               0.75%          0.25%       0.06%     1.06%           --        1.06%
   Legg Mason
     Partners
     Variable
     Multiple
     Discipline
     Portfolio -
     Global All
     Cap Growth
     and Value*           0.75%          0.25%       0.15%     1.15%           --        1.15%
   Legg Mason
     Partners
     Variable
     Multiple
     Discipline
     Portfolio -
     Large Cap
     Growth and
     Value*               0.75%          0.25%       0.24%     1.24%           --        1.24%
LEGG MASON
   PARTNERS
   VARIABLE
   PORTFOLIOS V
   Legg Mason
     Partners
     Variable
     Small Cap
     Growth
     Opportunities
     Portfolio            0.75%            --        0.30%     1.05%           --        1.05%

                                    DISTRIBUTION               TOTAL    CONTRACTUAL FEE  NET TOTAL
                                      AND/OR                  ANNUAL         WAIVER       ANNUAL
                       MANAGEMENT  SERVICE(12B-1)   OTHER    OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND:          FEE          FEES        EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES**
---------------------  ----------  --------------  --------  ---------  ---------------  ----------
MET INVESTORS
   SERIES TRUST
   Dreman
     Small-Cap
     Value
     Portfolio -
     Class A              0.83%            --        3.64%     4.47%         3.37%       1.10%(5)
   Harris Oakmark
     International
     Portfolio -
     Class A              0.82%            --        0.13%     0.95%           --        0.95%
   Janus Capital
     Appreciation
     Portfolio -
     Class A              0.65%            --        0.09%     0.74%           --        0.74%(5)
   Lord Abbett
     Growth and
     Income
     Portfolio -
     Class B*             0.50%          0.25%       0.04%     0.79%           --        0.79%(5)
   Lord Abbett
     Mid-Cap
     Value
     Portfolio -
     Class B*             0.68%          0.25%       0.08%     1.01%           --        1.01%
   Mercury
     Large-Cap
     Core
     Portfolio -
     Class A              0.78%            --        0.12%     0.90%           --        0.90%(5)
   Met/AIM
     Capital
     Appreciation
     Portfolio -
     Class A              0.76%            --        0.05%     0.81%           --        0.81%(5)
   Met/AIM Small
     Cap Growth
     Portfolio -
     Class A              0.90%            --        0.10%     1.00%           --        1.00%(5)
   MFS(R) Value
     Portfolio -
     Class A              0.73%            --        0.24%     0.97%           --        0.97%(5)
   Neuberger
     Berman Real
     Estate
     Portfolio -
     Class A              0.67%            --        0.03%     0.70%           --        0.70%
   Pioneer Fund
     Portfolio -
     Class A              0.75%            --        0.28%     1.03%         0.03%       1.00%(5)
   Pioneer
     Mid-Cap
     Value
     Portfolio -
     Class A              0.75%            --        2.84%     3.59%         2.59%       1.00%(5)
   Pioneer
     Strategic
     Income
     Portfolio -
     Class A              0.73%            --        0.09%     0.82%           --        0.82%(5)
   Third Avenue
     Small Cap
     Value
     Portfolio -
     Class B*             0.75%          0.25%       0.05%     1.05%           --        1.05%
METROPOLITAN
   SERIES FUND,
   INC
   BlackRock
     Aggressive
     Growth
     Portfolio -
     Class D*             0.73%          0.10%       0.06%     0.89%           --        0.89%
   BlackRock Bond
     Income
     Portfolio -
     Class E*             0.40%          0.15%       0.07%     0.62%           --        0.62%(6)
   Capital
     Guardian
     U.S. Equity
     Portfolio -
     Class A              0.67%            --        0.06%     0.73%           --        0.73%
   FI Large Cap
     Portfolio -
     Class A              0.80%            --        0.06%     0.86%           --        0.86%(7)
   FI Value
     Leaders
     Portfolio -
     Class D*             0.66%          0.10%       0.07%     0.83%           --        0.83%
   MFS(R) Total
     Return
     Portfolio -
     Class F*             0.57%          0.20%       0.16%     0.93%           --        0.93%
   Oppenheimer
     Global
     Equity
     Portfolio -
     Class B*             0.60%          0.25%       0.33%     1.18%           --        1.18%
   T. Rowe Price
     Large Cap
     Growth
     Portfolio -
     Class B*+            0.60%          0.25%       0.12%     0.97%           --        0.97%(9)
PIMCO VARIABLE
   INSURANCE TRUST
   Real Return
     Portfolio -
     Administrative
     Class                0.25%           ---        0.41%     0.66%           --        0.66%(10)
   Total Return
     Portfolio -
     Administrative
     Class                0.25%           ---        0.40%     0.65%           --        0.65%
PUTNAM VARIABLE
   TRUST
   Putnam VT
     International
     Equity Fund
     - Class IB*+         0.75%          0.25%       0.18%     1.18%           --        1.18%

                                    DISTRIBUTION               TOTAL    CONTRACTUAL FEE  NET TOTAL
                                      AND/OR                  ANNUAL         WAIVER       ANNUAL
                       MANAGEMENT  SERVICE(12B-1)   OTHER    OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND:          FEE          FEES        EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES**
---------------------  ----------  --------------  --------  ---------  ---------------  ----------
   Putnam VT
     Small Cap
     Value Fund -
     Class IB*            0.76%          0.25%       0.08%     1.09%           --        1.09%
VAN KAMPEN LIFE
   INVESTMENT
   TRUST
   Emerging
     Growth
     Portfolio -
     Class I+             0.70%            --        0.07%     0.77%           --        0.77%
VARIABLE
   INSURANCE
   PRODUCTS FUND
   VIP
     Contrafund(R)
     Portfolio -
     Service
     Class*               0.57%          0.10%       0.09%     0.76%           --        0.76%
   VIP Mid Cap
     Portfolio -
     Service
     Class 2*             0.57%          0.25%       0.12%     0.94%           --        0.94%



                                                                                                                   NET TOTAL
                                                                                                                    ANNUAL
                                                                                                                   OPERATING
                                                                                                                   EXPENSES
                                                   DISTRIBUTION                        CONTRACTUAL                 INCLUDING
                                                      AND/OR                 TOTAL     FEE WAIVER    NET TOTAL        NET
                                                     SERVICE                ANNUAL       AND/OR       ANNUAL      EXPENSES OF
                                       MANAGEMENT    (12B-1)      OTHER    OPERATING     EXPENSE     OPERATING    UNDERLYING
            UNDERLYING FUND:              FEE         FEES       EXPENSES   EXPENSES  REIMBURSEMENT  EXPENSES**   PORTFOLIOS
-------------------------------------  ----------  ------------  --------  ---------  -------------  ----------  -------------
METROPOLITAN SERIES FUND, INC
MetLife Conservative Allocation
   Portfolio -- Class B*                  0.10%       0.25%        0.95%     1.30%       0.95%          0.35%    0.98%(11)(12)
MetLife Conservative to Moderate
   Allocation Portfolio -- Class B*       0.10%       0.25%        0.31%     0.66%       0.31%          0.35%    1.00%(11)(12)
MetLife Moderate Allocation Portfolio
   -- Class B*                            0.10%       0.25%        0.19%     0.54%       0.19%          0.35%    1.04%(11)(12)
MetLife Moderate to Aggressive
   Allocation Portfolio -- Class B*       0.10%       0.25%        0.24%     0.59%       0.24%          0.35%    1.06%(11)(12)
MetLife Aggressive Allocation
   Portfolio -- Class B*                  0.10%       0.25%        1.66%     2.01%       1.66%          0.35%    1.07%(11)(12)



--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1)   The Fund administration fee is paid indirectly through the management fee.



(2) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.



(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(7) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(8) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.




(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                        IF CONTRACT IS SURRENDERED AT THE   IF CONTRACT IS NOT SURRENDERED OR
                                               END OF PERIOD SHOWN          ANNUITIZED AT END OF PERIOD SHOWN
                                        ----------------------------------  ----------------------------------
FUNDING OPTION                          1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------                          ------  -------  -------  --------  ------  -------  -------  --------
Underlying Fund with Maximum Total
Annual Operating Expenses ............   1584     3099     4347     7084      784     2299     3747     7084
Underlying Fund with Minimum Total
Annual Operating Expenses ............   1168     1917     2482     3873      368     1117     1882     3873


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Vintage XTRA (Series II) Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.



                                        MAXIMUM AGE BASED ON THE OLDER OF THE
        DEATH BENEFIT/OPTIONAL                      OWNER AND
                FEATURE                 ANNUITANT ON THE CONTRACT/RIDER DATE
--------------------------------------  -------------------------------------
Deferred Annual Step Up Death Benefit
(Standard Death Benefit)                                80
Step Up Death Benefit                                   75
Roll Up Death Benefit                                   75
Enhanced Stepped-Up Provision (E.S.P.)                  75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9328.


PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS


For Contracts issued before June 1, 2004, Contracts issued between September 1, 2004 and November 30, 2004, and any Contracts issued when a Purchase Payment Credit increase is not in effect, for the initial Purchase Payment and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time we receive the Purchase Payment. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%.



For Contracts issued between June 1, 2004 and August 31, 2004, and Contracts issued on or after December 1, 2004 until the date we change or rescind the Purchase Payment Credit increase, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.



We reserve the right to change or rescind this Purchase Payment Credit increase for contracts issued on or after March 31, 2006.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund);

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

      (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the F'nd's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed "s "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9328 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ----------------------------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     - Class 2                            stocks.                                     Company
   American Funds Growth Fund - Class     Seeks capital appreciation through          Capital Research and Management
     2                                    stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     - Class 2                            income.                                     Company
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund -      Seeks to maximize income while              Franklin Advisers, Inc.
     Class 2                              maintaining prospects for capital
                                          appreciation.
   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.             Franklin Advisers, Inc.
     Securities Fund - Class 2+
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     - Class 2                                                                        Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio - Service     Seeks long-term growth of capital.          Janus Capital Management LLC
     Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES*
   Legg Mason Partners Variable           Seeks capital appreciation, principally     Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*        through investments in dividend-paying
                                          stocks.
   Legg Mason Partners Variable           Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Premier Selections All Cap
     Growth Portfolio+*

FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ----------------------------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.*
   Legg Mason Partners Variable All       Seeks capital appreciation through          Salomon Brothers Asset Management
     Cap Portfolio - Class I+*            investments.                                Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital, with     Salomon Brothers Asset Management
     Investors Portfolio*                 growth of current income as a secondary     Inc
                                          objective.
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                           Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II*
   Legg Mason Partners Variable           Seeks long-term appreciation of capital.    Smith Barney Fund Management LLC
     Appreciation Portfolio*
   Legg Mason Partners Variable           Seeks high current income.                  Smith Barney Fund Management LLC
     Diversified Strategic Income                                                     Subadviser: Citigroup Asset
     Portfolio+*                                                                      Management Ltd.
   Legg Mason Partners Variable           Seeks to correspond to the price and        TIMCO Asset Management, Inc.
     Equity Index Portfolio - Class       yield performance of the S&P 500 Index.
     II*
   Legg Mason Partners Variable           Seeks long-term capital growth. Current     Smith Barney Fund Management LLC
     Fundamental Value Portfolio*         income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.*
   Legg Mason Partners Variable           Seeks to provide high current income        Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio*    and to limit the degree of fluctuation
                                          of its net asset value resulting from
                                          movements in interest rates.
   Legg Mason Partners Variable           Seeks long-term capital appreciation.       Smith Barney Fund Management LLC
     Aggressive Growth Portfolio*
   Legg Mason Partners Variable High      Seeks high current income. Secondarily,     Smith Barney Fund Management LLC
     Income Portfolio*                    seeks capital appreciation.
   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Growth Portfolio*
   Legg Mason Partners Variable Mid       Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Core Portfolio*
   Legg Mason Partners Variable Money     Seeks to maximize current income            Smith Barney Fund Management LLC
     Market Portfolio*                    consistent with preservation of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     All Cap Growth and Value*
   Legg Mason Partners Variable           Seeks a balance between long-term           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -      growth of capital and principal
     Balanced All Cap Growth and          preservation.
     Value*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Global All Cap Growth and Value*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Large Cap Growth and Value*
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V*
   Legg Mason Partners Variable Small     Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Cap Growth Opportunities
     Portfolio*
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -     Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A*                                                                         Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory,LLC
     Portfolio - Class A*                                                             Subadviser: Harris Associates L.P.

FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ----------------------------------
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio - Class A*                                                             Subadviser: Janus Capital
                                                                                      Management LLC
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory, LLC
     Portfolio - Class B*                 income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory, LLC
     Portfolio - Class B*                 investment, primarily in equity             Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -     Seeks long-term capital growth.             Met Investors Advisory, LLC
     Class A*                                                                         Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio - Class A*                                                             Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory, LLC
     - Class A*                                                                       Subadviser:  AIM Capital
                                                                                      Management, Inc.
   MFS(R) Value Portfolio - Class A*      Seeks capital appreciation and              Met Investors Advisory, LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory, LLC
     Portfolio - Class A*                 investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.
   Pioneer Fund Portfolio - Class A*      Seeks reasonable income and capital         Met Investors Advisory, LLC
                                          growth.                                     Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Mid-Cap Value Portfolio -      Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A*                                                                         Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory, LLC
     - Class A*                                                                       Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio - Class B*                                                             Subadviser: Third Avenue
                                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio - Class D*                                                             Subadviser: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio -      Seeks competitive total return              MetLife Advisers, LLC
     Class E*                             primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.
   Capital Guardian U.S. Equity           Seeks long-term growth of capital.          MetLife Advisers, LLC
     Portfolio - Class A*                                                             Subadviser: Capital Guardian Trust
                                                                                      Company
   FI Large Cap Portfolio - Class A*      Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio - Class     Seeks long-term growth of capital.          MetLife Advisers, LLC
     D*                                                                               Subadviser: Fidelity Management &
                                                                                      Research Company
   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio - Class B*
   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio - Class B*                 with growth of capital as a secondary
                                          objective.
   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio - Class B*      income and growth of capital, with a
                                          greater emphasis on income.
   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio - Class B*                 current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.

FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ----------------------------------
   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio - Class B*
   MFS(R) Total Return Portfolio - Class  Seeks a favorable total return through      MetLife Advisers, LLC
     F*                                   investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B*                                                             Subadviser: OppenheimerFunds, Inc.
   T. Rowe Price Large Cap Growth         Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio - Class B+*                secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio -               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund - Class IB+
   Putnam VT Small Cap Value Fund -       Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class      Seeks capital appreciation.                 Van Kampen Asset Management
     I+
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -          Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class                                                                    Company
   VIP Mid Cap Portfolio - Service        Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company



--------------
+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                         FORMER NAME                                                  NEW NAME
------------------------------------------------------------   ---------------------------------------------------------
GREENWICH STREET SERIES FUND                                   LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                        Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                        Legg Mason Partners Variable Diversified Strategic
                                                                 Income Portfolio
   Equity Index Portfolio                                        Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                   Legg Mason Partners Variable Fundamental Value Portfolio
SALOMON BROTHERS SERIES FUND INC                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                  Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                         Legg Mason Partners Variable Small Cap Growth Portfolio
SMITH BARNEY INVESTMENT SERIES                                 LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                      Legg Mason Partners Variable Dividend Strategy
                                                                 Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio      Legg Mason Partners Variable Premier Selections All
                                                                 Cap Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value        Legg Mason Partners Variable Multiple Discipline
                                                                 Portfolio-All Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth and     Legg Mason Partners Variable Multiple Discipline
   Value                                                         Portfolio-Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth and       Legg Mason Partners Variable Multiple Discipline
   Value                                                         Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth & Value        Legg Mason Partners Variable Multiple Discipline
                                                                 Portfolio-Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                           Legg Mason Partners Variable Adjustable Rate Income
                                                                 Portfolio
   Smith Barney Aggressive Growth Portfolio                      Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                            Legg Mason Partners Variable High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio            Legg Mason Partners Variable Large Cap Growth
                                                                 Portfolio
   Smith Barney Mid Cap Core Portfolio                           Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                           Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                    LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio         Legg Mason Partners Variable Small Cap Growth
                                                                 Opportunities Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                       NEW UNDERLYING FUND
--------------------------------------------------------       ---------------------------------------------------------
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                          MET/AIM Capital Appreciation Portfolio
                                                                 MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                        Janus Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                     FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                         FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio             MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio           MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Conservative         MetLife Conservative to Moderate Allocation Portfolio
     Allocation Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Aggressive           MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio               MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST

                    FORMER UNDERLYING FUND                                       NEW UNDERLYING FUND
--------------------------------------------------------       ---------------------------------------------------------
     Mercury Large Cap Core Portfolio                            Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                             BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                               MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                      MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                      Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                      Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                             Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio                          Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Pioneer Strategic Equity Portfolio                          FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio              MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio               Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Travelers Managed Income Portfolio                          BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Van Kampen Enterprise Portfolio                             Capital Guardian U.S. Equity Portfolio



UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.



             FORMER UNDERLYING FUND                              NEW UNDERLYING FUND
------------------------------------------------      ------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND      MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio        Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND      METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio         T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                    MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                             Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                        METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                  Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                        MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                  Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                          MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                        Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                          METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                     Oppenheimer Global Equity Portfolio
LORD ABBETT SERIES FUND, INC.                         MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                  Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                         MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio              Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your registered representative and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE      WITHDRAWAL CHARGE
----------------------------------------   -----------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
------------------------   -------------
        0 years               3 years            8%
        3 years               4 years            7%
        4 years               5 years            6%
        5 years               6 years            5%
        6 years               7 years            4%
        7 years               8 years            3%
        8 years               9 years            2%
       9 + years                                 0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

      (d)   any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     under the Managed Distribution Program

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a Partial Withdrawal, the amount that you receive may be less than your requested withdrawal amount because we will deduct applicable taxes and charges, including the Withdrawal Charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge (during the first Contract Year, we will apply the free withdrawal allowance to withdrawals under the Systematic Withdrawal Program). If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is equal to 1.50% annually. If you choose the Roll-Up Death Benefit, the M&E charge is equal to 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT     WITHDRAWAL CHARGE
----------------------------------------   -----------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
------------------------   -------------
        0 years               3 years            8%
        3 years               4 years            7%
        4 years               5 years            6%
        5 years               6 years            5%
        6 years               7 years            4%
        7 years               8 years            3%
        8 years               9 years            2%
       9 + years                                 0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the Business Day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period. Outstanding loans will reduce values and benefits under the Contract.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect. Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death;

      -     the Contingent Annuitant becomes the Annuitant; and

      -     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death             - the Contract Value on the Death Report Date;
benefit will be the greatest of:                           - your adjusted Purchase Payment (see below)*;
                                                           - the Step-Up Value, if any, as described below
                                                           - the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death        - the Contract Value on the Death Report Date;
benefit will be the greatest of:                           - your adjusted Purchase Payment (see below)* or
                                                           - the Step-Up Value, if any, as described below, or
                                                           - the Roll-Up Death Benefit Value (as described below) on
                                                             the Annuitant's 80th birthday, plus any additional
                                                             Purchase Payments and minus any partial surrender
                                                             reductions (as described below) that occur after
                                                             the Annuitant's 80th birthday.

--------------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the ninth Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date, less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the ninth Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b) is any Purchase Payment made during the previous Contract Year

      (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b) is any Purchase Payment made since the previous Contract Date anniversary

      (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

--------------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:


      50,000 x (10,000/55,000) = $9,090


Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:


      50,000 x (10,000/30,000) = $16,666


Your new Adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


            50,000 x (10,000/55,000) = $9,090



You new modified Purchase Payment would be $50,000 -- $9,090 = $$40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


            50,000 x (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                        THE COMPANY WILL                                                  MANDATORY
BEFORE THE MATURITY DATE,               PAY THE PROCEEDS                                                 PAYOUT RULES
  UPON THE DEATH OF THE                       TO:                UNLESS. . .                                APPLY*
-------------------------             ---------------------      --------------------------------        ------------
OWNER (WHO IS NOT THE                 The beneficiary            Unless the beneficiary elects to        Yes
ANNUITANT) (WITH NO JOINT             (ies), or if none, to      continue the Contract rather
OWNER)                                the Contract Owner's       than receive the distribution.
                                      estate.

OWNER (WHO IS THE                     The beneficiary            Unless the beneficiary elects to        Yes
ANNUITANT) (WITH NO JOINT             (ies), or if none, to      continue the Contract rather
OWNER)                                the Contract Owner's       than receive the distribution.
                                      estate.

NON-SPOUSAL JOINT OWNER               The surviving joint                                                Yes
(WHO IS NOT THE ANNUITANT)            owner.

NON-SPOUSAL JOINT OWNER               The beneficiary(ies),      Unless the beneficiary elects to        Yes
(WHO IS THE ANNUITANT )               or if none, to the         continue the Contract rather
                                      surviving joint            than receive the distribution.
                                      owner.

SPOUSAL JOINT OWNER                   The surviving joint        Unless the spouse elects to             Yes
(WHO IS NOT THE                       owner.                     continue the Contract.
ANNUITANT)


                                        THE COMPANY WILL                                                  MANDATORY
BEFORE THE MATURITY DATE,               PAY THE PROCEEDS                                                 PAYOUT RULES
 UPON THE DEATH OF THE                        TO:                UNLESS. . .                                APPLY*
-------------------------             ---------------------      --------------------------------        ------------
SPOUSAL JOINT OWNER                   The beneficiary (ies)      Unless the spouse elects to             Yes
(WHO IS THE ANNUITANT)                or, if none, to the        continue the Contract.
                                      surviving joint
                                      owner.                     A spouse who is not the
                                                                 beneficiary may decline to
                                                                 receive the proceeds and
                                                                 instruct the Company to pay
                                                                 the beneficiary who may elect
                                                                 to continue the Contract.

ANNUITANT (WHO IS NOT                 The beneficiary            Unless, the beneficiary elects to       Yes
THE CONTRACT OWNER)                   (ies), or if none, to      continue the Contract rather
                                      the Contract Owner.        than receive the distribution.

                                                                 But, if there is a Contingent
                                                                 Annuitant, then the Contingent
                                                                 Annuitant becomes the Annuitant
                                                                 and the Contract continues in
                                                                 effect (generally using the
                                                                 original Maturity Date). The
                                                                 proceeds will then be paid upon
                                                                 the death of the Contingent
                                                                 Annuitant or owner.

ANNUITANT (WHO IS THE                 See death of "owner                                                Yes
CONTRACT OWNER)                       who is the Annuitant"
                                      above.

ANNUITANT (WHERE OWNER                The beneficiary (ies)                                              Yes (Death of
IS A NON-NATURAL                      or if none, to the                                                 Annuitant is
ENTITY/TRUST)                         owner.                                                             treated as death
                                                                                                         of the owner in
                                                                                                         these circumstances.)

CONTINGENT ANNUITANT                  No death proceeds                                                  Yes
(ASSUMING ANNUITANT IS                are payable;
STILL ALIVE)                          Contract continues.

BENEFICIARY                           No death proceeds                                                  N/A
                                      are payable;
                                      Contract continues.

CONTINGENT BENEFICIARY                No death proceeds                                                  N/A
                                      are payable;
                                      Contract continues.


                                        QUALIFIED CONTRACTS

                                        THE COMPANY WILL                                                    MANDATORY
BEFORE THE MATURITY DATE,               PAY THE PROCEEDS                                                   PAYOUT RULES
  UPON THE DEATH OF THE                       TO:                UNLESS. . .                                   APPLY*
-------------------------             ---------------------      --------------------------------        ------------
OWNER/ANNUITANT                       The beneficiary            Unless the beneficiary elects to
                                      (ies),                     continue the Contract rather
                                      or if none, to the         than receive a distribution.            Yes
                                      Contract Owner's
                                      estate.

BENEFICIARY                           No death proceeds
                                      are payable;
                                      Contract continues.                                                N/A

CONTINGENT BENEFICIARY                No death proceeds
                                      are payable;
                                      Contract continues.                                                N/A

--------------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.


NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
--------------                           ------                           -------                         --------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value

AVAILABILITY:                  Not available for purchase       Available on or after March      Available on or after March
                                 on or after March 28,            28, 2005 if approved in          28, 2005 if approved in
                                2005, unless GMWB II is                 your state                       your state
                               not approved in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                     GMWB I              GMWB II            GMWB III
                                                                   ----------           ----------          ---------
If you make your first withdrawal BEFORE the 3rd                   5% of RBB            5% of RBB           5% of RBB
anniversary after you purchase GMWB:........................
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:....................................       10% of RBB           10% of RBB          5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ---------------------------------------------------     ----------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    ----------------     --------    -----------------   --------------------
VALUES AS OF
INITIAL GMWB

PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR

TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SUR
RENDER REDUCTION)      $10,000          $10,000                $500           $10,000          $11,765              $588
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ---------------------------------------------------     ----------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    ----------------     --------    -----------------   --------------------
VALUES AS OF
INITIAL GMWB

PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000               $5,000
IMMEDIATELY PRIOR

TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000              $5,000
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235               $4,412
WITHDRAWAL
                                   [100,000--(100,000    [5,000 -- (5,000                    [100,000 --             [5,000 X
                                   x10,000/115,000)]     x91,304/100,000)]                   (100,000           (88,235/100,000)]
                                                                                          x10,000/85,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000           $8,696               $435            $10,000          $11,265                 $588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

              -   a qualified retirement plan (Code Section 401),

              -   a tax-sheltered annuity (Code Section 403(b)),

              -   an individual retirement account (Code Sections 408(a)),

              -   an individual retirement annuity (Code Section 408(b)), or

              -   a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.



            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.





                                                           GMWB I                  GMWB II                 GMWB III
                                                    ----------------------  ----------------------   ---------------------
Current Annual Charge...........................            0.40%                   0.50%                   0.25%
Maximum Annual Charge After a Reset.............            1.00%                   1.00%                    N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                         GMWB I                          GMWB II                         GMWB III
                             ------------------------------    ----------------------------    ----------------------------
AWB                           5% of RBB if first withdrawal    5% of RBB if first withdrawal             5% of RBB
                                 before 3rd anniversary           before 3rd anniversary
                             10% of RBB if first withdrawal        10% of RBB if first
                                  after 3rd anniversary            withdrawal after 3rd
                                                                       anniversary

ANNUAL CHARGE                             0.40%                           0.50%                           0.25%

RESET                                      Yes                             Yes                              No

CAN I CANCEL MY GMWB?                      No                       Yes, after the 5th             Yes, after the 5th
                                                                    anniversary of GMWB              anniversary of GMWB
                                                                        purchase                        purchase

INVESTMENT RESTRICTIONS                    No                              Yes                             Yes

WAIVER OF RECALCULATION                    No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.


Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected a GMWB Rider offered under the Contract.


BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                  INCREASING CONTRACT VALUE                            DECLINING CONTRACT VALUE
                        ---------------------------------------------    -----------------------------------------------
                                           BASE                                              BASE
                                         CALCULATION                                      CALCULATION
                        CONTRACT VALUE     AMOUNT       BENEFIT BASE     CONTRACT VALUE     AMOUNT        BENEFIT BASE
                        --------------   -----------   --------------    --------------   -----------     --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $105,000         $100,000    Not Applicable       $105,000        $100,000      Not Applicable
VALUE AS OF RIDER
MATURITY DATE            $120,750         $100,000       $100,000          $89,250         $100,000         $100,000
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                          $10,750(2)

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                        ---------------------------------------------    -----------------------------------------------
                                                            BASE                                                 BASE
                                           PURCHASE      CALCULATION                          PURCHASE        CALCULATION
                        CONTRACT VALUE     PAYMENT         AMOUNT         CONTRACT VALUE      PAYMENT            AMOUNT
                        --------------  --------------  -------------     --------------    --------------   --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $105,000          $100,000        $100,000          $105,000          $100,000         $100,000

VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable     $100,000          $120,000       Not Applicable      $100,000

VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,500          $10,000         $110,000          $130,500          $10,000          $100,000

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                       ASSUMING INCREASING CONTRACT VALUE
                           ------------------------------------------------------------------------------------------
                                                                  PARTIAL                           REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    WITHDRAWAL      PARTIAL SURRENDER      CALCULATION
                                VALUE            AMOUNT           AMOUNT            REDUCTION            AMOUNT
                           --------------   ----------------  --------------   ------------------   -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $105,000          $100,000      Not Applicable   Not Applicable        Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                    $120,750          $100,000      Not Applicable   Not Applicable        Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $110,750          $ 90,000           $10,000          $8,282               $10,000

                                                       ASSUMING DECLINING CONTRACT VALUE
                           ------------------------------------------------------------------------------------------
                                                                  PARTIAL                           REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    WITHDRAWAL      PARTIAL SURRENDER      CALCULATION
                                VALUE            AMOUNT           AMOUNT            REDUCTION            AMOUNT
                           --------------   ----------------  --------------   ------------------   -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $105,000          $100,000      Not Applicable     Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                    $ 89,250          $100,000      Not Applicable     Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $ 79,250          $ 88,870          $10,000           $11,120               $11,130

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.



                              CLASS B SUBACCOUNTS/
                                UNDERLYING FUNDS



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



   Franklin Income Securities Fund



PIMCO VARIABLE INSURANCE TRUST



   Real Return Portfolio
   Total Return Portfolio



LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.



   Legg Mason Partners Variable Adjustable Rate
     Income Portfolio
   Legg Mason Partners Variable High Income
     Portfolio
   Legg Mason Partners Variable Money Market
     Portfolio



MET INVESTORS SERIES TRUST



   Pioneer Strategic Income Portfolio



METROPOLITAN SERIES FUND, INC.



   BlackRock Bond Income Portfolio

GMAB RIDER LIQUIDITY OPTION



During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or Beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience as described above of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


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GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans


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and 403(b) annuities may defer minimum distributions until the later of April
1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.


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Annuity Payments are subject to an "excludable amount" or "exclusion ratio"
which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.


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The tax law treats all non-qualified deferred annuities issued after October 21,
1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:


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The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION


Vintage XTRA (Series II) is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES


Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other


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financial services to individual and institutional customers. The Company's Home
Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered


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


representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



CONFORMITY WITH STATE AND FEDERAL LAWS



The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

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RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.


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                                   APPENDIX A



                         CONDENSED FINANCIAL INFORMATION



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%


                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Capital Appreciation Fund (5/00)                            2005        1.350           1.571                   2,536
                                                               2004        1.147           1.350                       -
                                                               2003        1.000           1.147                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.229           1.266                  18,397
                                                               2004        1.122           1.229                   1,134
                                                               2003        1.000           1.122                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.168           1.321                       -
                                                               2004        1.095           1.168                       -
                                                               2003        1.000           1.095                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.330           1.494                 919,518
                                                               2004        1.190           1.330                 265,601
                                                               2003        1.000           1.190                  24,552

   Growth Fund - Class 2 Shares (12/99)                        2005        1.275           1.459               3,195,144
                                                               2004        1.151           1.275                 948,771
                                                               2003        1.000           1.151                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.249           1.301               3,896,963
                                                               2004        1.149           1.249               1,091,818
                                                               2003        1.000           1.149                  51,496

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.482           1.564                  84,460
                                                               2004        1.145           1.482                       -
                                                               2003        1.000           1.145                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.208           1.311                  38,227
                                                               2004        1.074           1.208                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.206           1.308                 464,382
                                                               2004        1.067           1.206                  22,440
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (5/05)     2005        1.000           1.051                 578,931
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.312           1.353                 160,591
                                                               2004        1.195           1.312                  99,869
                                                               2003        1.000           1.195                  39,634

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.242           1.352                 997,660
                                                               2004        1.120           1.242                 350,111
                                                               2003        1.000           1.120                  32,295

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.554           1.950                 222,775
                                                               2004        1.265           1.554                  40,974
                                                               2003        1.000           1.265                   4,046

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.375           1.491                 462,207
                                                               2004        1.178           1.375                 123,692
                                                               2003        1.000           1.178                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.329           1.425                 374,384
                                                               2004        1.164           1.329                 129,232
                                                               2003        1.000           1.164                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.202           1.234                 694,178
                                                               2004        1.122           1.202                 119,369
                                                               2003        1.000           1.122                       -

   Diversified Strategic Income Portfolio (2/01)               2005        1.114           1.124                 130,514
                                                               2004        1.059           1.114                  83,592
                                                               2003        1.000           1.059                       -

   Equity Index Portfolio - Class II Shares (2/01)             2005        1.229           1.261                 125,996
                                                               2004        1.132           1.229                  24,820
                                                               2003        1.000           1.132                       -

   Fundamental Value Portfolio (4/01)                          2005        1.248           1.287                 406,931
                                                               2004        1.171           1.248                 234,554
                                                               2003        1.000           1.171                 112,291

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.357           1.497                  48,297
                                                               2004        1.144           1.357                  38,247
                                                               2003        1.000           1.144                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.330           1.362                 354,916
                                                               2004        1.175           1.330                  49,369
                                                               2003        1.000           1.175                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.267           1.289                 555,355
                                                               2004        1.143           1.267                 110,727
                                                               2003        1.000           1.143                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.415           1.507                 766,283
                                                               2004        1.158           1.415                 156,682
                                                               2003        1.000           1.158                  50,861

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.124           1.130               1,595,604
                                                               2004        1.048           1.124                  71,606
                                                               2003        1.000           1.048                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.060           1.070               3,029,108
                                                               2004        1.027           1.060                 490,262
                                                               2003        1.000           1.027                 197,225

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.353           1.495                  23,608
                                                               2004        1.183           1.353                  23,608
                                                               2003        1.000           1.183                  23,608

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.540           1.623                  90,687
                                                               2004        1.239           1.540                  42,778
                                                               2003        1.000           1.239                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.250           1.281                 157,514
                                                               2004        1.172           1.250                 158,621
                                                               2003        1.000           1.172                       -

   Investors Fund - Class I (5/01)                             2005        1.249           1.310                  16,862
                                                               2004        1.149           1.249                       -
                                                               2003        1.000           1.149                       -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.404           1.451                  55,261
                                                               2004        1.239           1.404                  33,580
                                                               2003        1.000           1.239                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.123           1.104                       -
                                                               2004        1.104           1.123                       -
                                                               2003        1.000           1.104                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.168           1.223                   6,625
                                                               2004        1.153           1.168                   5,559
                                                               2003        1.000           1.153                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.188           1.231               1,228,040
                                                               2004        1.131           1.188                 586,708
                                                               2003        1.000           1.131                  65,025

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.128           1.158               1,443,199
                                                               2004        1.091           1.128                 464,025
                                                               2003        1.000           1.091                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.240           1.301                 520,959
                                                               2004        1.142           1.240                  47,901
                                                               2003        1.000           1.142                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.182           1.205                 247,003
                                                               2004        1.125           1.182                  84,155
                                                               2003        1.000           1.125                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.194           1.279                  76,214
                                                               2004        1.139           1.194                  41,500
                                                               2003        1.000           1.139                       -

   Equity Income Portfolio (4/00)                              2005        1.228           1.263                 140,237
                                                               2004        1.135           1.228                  65,694
                                                               2003        1.000           1.135                       -

   Large Cap Portfolio (11/99)                                 2005        1.181           1.264                  57,974
                                                               2004        1.126           1.181                  42,333
                                                               2003        1.000           1.126                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.078                       -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.022           1.031                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.046                  89,997

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.065                  30,759

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.038                 237,088

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.246           1.375                       -
                                                               2004        1.092           1.246                       -
                                                               2003        1.000           1.092                       -

   MFS Emerging Growth Portfolio (4/00)                        2005        1.230           1.193                       -
                                                               2004        1.108           1.230                  35,943
                                                               2003        1.000           1.108                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.274           1.293                  45,948
                                                               2004        1.134           1.274                       -
                                                               2003        1.000           1.134                       -

   MFS Total Return Portfolio (6/00)                           2005        1.186           1.202               2,009,291
                                                               2004        1.081           1.186                 178,242
                                                               2003        1.000           1.081                 111,833

   MFS Value Portfolio (5/04)                                  2005        1.121           1.175                 443,734
                                                               2004        1.000           1.121                   5,479

   Mondrian International Stock Portfolio (5/00)               2005        1.323           1.427                 134,364
                                                               2004        1.161           1.323                  18,552
                                                               2003        1.000           1.161                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.236           1.290                  24,737
                                                               2004        1.129           1.236                  13,934
                                                               2003        1.000           1.129                       -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.020           1.062                   9,705

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.181           1.206                 523,775
                                                               2004        1.081           1.181                  39,846
                                                               2003        1.000           1.081                       -

   Strategic Equity Portfolio (11/99)                          2005        1.214           1.220                  79,169
                                                               2004        1.119           1.214                  35,718
                                                               2003        1.000           1.119                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.136                   3,655

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.987           1.109                       -

   Travelers Managed Income Portfolio (5/01)                   2005        1.044           1.042                 171,548
                                                               2004        1.031           1.044                  88,769
                                                               2003        1.000           1.031                  26,120

   Van Kampen Enterprise Portfolio (8/00)                      2005        1.157           1.228                       -
                                                               2004        1.131           1.157                       -
                                                               2003        1.000           1.131                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.995           1.003                 968,781
                                                               2004        0.999           0.995                 274,938
                                                               2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.232           1.354               1,285,092
                                                               2004        1.138           1.232                 420,598
                                                               2003        1.000           1.138                 148,383

   Smith Barney High Income Portfolio (5/01)                   2005        1.200           1.213                 705,117
                                                               2004        1.104           1.200                 138,502
                                                               2003        1.000           1.104                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.157           1.199                 557,052
                                                               2004        1.171           1.157                 183,540
                                                               2003        1.000           1.171                  59,809

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.262           1.346                 126,407
                                                               2004        1.161           1.262                  48,415
                                                               2003        1.000           1.161                  35,990

   Smith Barney Money Market Portfolio (7/00)                  2005        0.989           1.002               1,585,525
                                                               2004        0.996           0.989                 291,360
                                                               2003        1.000           0.996                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.178           1.252                  62,305
                                                               2004        1.118           1.178                  57,806
                                                               2003        1.000           1.118                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.408           1.454                  29,023
                                                               2004        1.237           1.408                   8,122
                                                               2003        1.000           1.237                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)             2005        1.298           1.494                 854,842
                                                               2004        1.143           1.298                 101,498
                                                               2003        1.000           1.143                  12,014

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.473           1.712                 812,104
                                                               2004        1.200           1.473                  61,601
                                                               2003        1.000           1.200                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.50% (B)


                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Capital Appreciation Fund (5/00)                            2005        1.168           1.347                       -
                                                               2004        1.000           1.168                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.080           1.102                       -
                                                               2004        1.000           1.080                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.057           1.184                       -
                                                               2004        1.000           1.057                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.112           1.238                  15,965
                                                               2004        1.000           1.112                       -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.085           1.230                   2,896
                                                               2004        1.000           1.085                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.064           1.098                  40,942
                                                               2004        1.000           1.064                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.287           1.345                       -
                                                               2004        1.000           1.287                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.199                       -
                                                               2004        1.000           1.116                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.201                       -
                                                               2004        1.000           1.118                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (5/05)     2005        1.000           1.045                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.084           1.108                  10,423
                                                               2004        1.000           1.084                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.185                       -
                                                               2004        1.000           1.099                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.567                  20,213
                                                               2004        1.000           1.260                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.155           1.241                  11,951
                                                               2004        1.000           1.155                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.119           1.188                       -
                                                               2004        1.000           1.119                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.056           1.074                       -
                                                               2004        1.000           1.056                       -

   Diversified Strategic Income Portfolio (2/01)               2005        1.069           1.070                       -
                                                               2004        1.000           1.069                       -

   Equity Index Portfolio - Class II Shares (2/01)             2005        1.069           1.087                       -
                                                               2004        1.000           1.069                       -

   Fundamental Value Portfolio (4/01)                          2005        1.057           1.080                   9,134
                                                               2004        1.000           1.057                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.129           1.234                       -
                                                               2004        1.000           1.129                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.141                       -
                                                               2004        1.000           1.125                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.099           1.106                   8,901
                                                               2004        1.000           1.099                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.160           1.224                  20,818
                                                               2004        1.000           1.160                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.067           1.062                  36,983
                                                               2004        1.000           1.067                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.043           1.043                  23,897
                                                               2004        1.000           1.043                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.158           1.267                       -
                                                               2004        1.000           1.158                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.192           1.244                   3,590
                                                               2004        1.000           1.192                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.056           1.072                       -
                                                               2004        1.000           1.056                       -

   Investors Fund - Class I (5/01)                             2005        1.079           1.121                       -
                                                               2004        1.000           1.079                       -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.165           1.192                       -
                                                               2004        1.000           1.165                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.015           0.988                       -
                                                               2004        1.000           1.015                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.025           1.063                       -
                                                               2004        1.000           1.025                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                 SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.038           1.065                       -
                                                               2004        1.000           1.038                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.030           1.048                 189,241
                                                               2004        1.000           1.030                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.066           1.107                       -
                                                               2004        1.000           1.066                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.032           1.042                       -
                                                               2004        1.000           1.032                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.054           1.118                       -
                                                               2004        1.000           1.054                       -

   Equity Income Portfolio (4/00)                              2005        1.101           1.122                       -
                                                               2004        1.000           1.101                       -

   Large Cap Portfolio (11/99)                                 2005        1.048           1.111                       -
                                                               2004        1.000           1.048                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.072                  13,915

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.019           1.025                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.041                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.059                     424

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.032                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                 SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Mercury Large Cap Core Portfolio (8/00)                     2005        1.123           1.227                       -
                                                               2004        1.000           1.123                       -

   MFS Emerging Growth Portfolio (4/00)                        2005        1.081           1.047                       -
                                                               2004        1.000           1.081                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.073           1.078                       -
                                                               2004        1.000           1.073                       -

   MFS Total Return Portfolio (6/00)                           2005        1.095           1.099                   7,334
                                                               2004        1.000           1.095                       -

   MFS Value Portfolio (5/04)                                  2005        1.125           1.168                   4,785
                                                               2004        1.000           1.125                       -

   Mondrian International Stock Portfolio (5/00)               2005        1.144           1.222                  13,954
                                                               2004        1.000           1.144                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.092           1.129                       -
                                                               2004        1.000           1.092                       -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.019           1.056                       -

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.103           1.115                       -
                                                               2004        1.000           1.103                       -

   Strategic Equity Portfolio (11/99)                          2005        1.097           1.092                       -
                                                               2004        1.000           1.097                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.129                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.986           1.102                       -

   Travelers Managed Income Portfolio (5/01)                   2005        1.028           1.016                       -
                                                               2004        1.000           1.028                       -

   Van Kampen Enterprise Portfolio (8/00)                      2005        1.036           1.089                       -
                                                               2004        1.000           1.036                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                 SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                       -
                                                               2004        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.065           1.160                  27,746
                                                               2004        1.000           1.065                       -

   Smith Barney High Income Portfolio (5/01)                   2005        1.084           1.085                       -
                                                               2004        1.000           1.084                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.989           1.015                       -
                                                               2004        1.000           0.989                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.094           1.155                       -
                                                               2004        1.000           1.094                       -

   Smith Barney Money Market Portfolio (7/00)                  2005        0.993           0.995                       -
                                                               2004        1.000           0.993                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.058           1.114                   5,206
                                                               2004        1.000           1.058                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.168           1.195                  14,679
                                                               2004        1.000           1.168                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)             2005        1.107           1.261                   4,424
                                                               2004        1.000           1.107                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.226           1.411                   3,317
                                                               2004        1.000           1.226                       -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer avaliable to new contract holders.



AllianceBernstein Large - Cap Growth Portfolio - Class B is no longer available to new contract owners.



Franklin Small - Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I shares is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION


                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%


                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
   Capital Appreciation Fund (5/00)                            2005        1.350           1.571              17,457
                                                               2004        1.147           1.350                   -
                                                               2003        1.000           1.147                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.229           1.266               9,913
                                                               2004        1.122           1.229               4,609
                                                               2003        1.000           1.122                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.168           1.321                   -
                                                               2004        1.095           1.168                   -
                                                               2003        1.000           1.095                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.330           1.494             479,708
                                                               2004        1.190           1.330             400,538
                                                               2003        1.000           1.190              42,005

   Growth Fund - Class 2 Shares (11/99)                        2005        1.275           1.459           2,116,122
                                                               2004        1.151           1.275           1,285,673
                                                               2003        1.000           1.151             254,192

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.249           1.301           2,389,748
                                                               2004        1.149           1.249           1,589,364
                                                               2003        1.000           1.149             227,254

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.482           1.564               5,030
                                                               2004        1.145           1.482                   -
                                                               2003        1.000           1.145                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.208           1.311               2,136
                                                               2004        1.074           1.208                   -
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.206           1.308              54,084
                                                               2004        1.067           1.206              20,057
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.028           1.051              39,493

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.312           1.353             210,472
                                                               2004        1.195           1.312             253,598
                                                               2003        1.000           1.195              14,061

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.242           1.352             342,680
                                                               2004        1.120           1.242             111,096
                                                               2003        1.000           1.120              36,855

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.554           1.950             203,708
                                                               2004        1.265           1.554              36,684
                                                               2003        1.000           1.265                   -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.375           1.491             320,922
                                                               2004        1.178           1.375              63,124
                                                               2003        1.000           1.178                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.329           1.425             136,463
                                                               2004        1.164           1.329               7,952
                                                               2003        1.000           1.164                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.202           1.234             561,913
                                                               2004        1.122           1.202             406,156
                                                               2003        1.000           1.122              22,558

   Diversified Strategic Income Portfolio (11/99)              2005        1.114           1.124             197,303
                                                               2004        1.059           1.114             206,006
                                                               2003        1.000           1.059              31,509

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.229           1.261             350,374
                                                               2004        1.132           1.229             172,339
                                                               2003        1.000           1.132              30,412

   Fundamental Value Portfolio (11/99)                         2005        1.248           1.287             210,593
                                                               2004        1.171           1.248             166,277
                                                               2003        1.000           1.171              42,225

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.357           1.497               9,669
                                                               2004        1.144           1.357                   -
                                                               2003        1.000           1.144                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.330           1.362              61,287
                                                               2004        1.175           1.330               5,180
                                                               2003        1.000           1.175                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.267           1.289             142,853
                                                               2004        1.143           1.267              85,538
                                                               2003        1.000           1.143              75,228

   Mid-Cap Value Portfolio (5/03)                              2005        1.415           1.507             295,763
                                                               2004        1.158           1.415             137,212
                                                               2003        1.000           1.158               9,197

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.124           1.130             319,081
                                                               2004        1.048           1.124             123,851
                                                               2003        1.000           1.048              23,365

   Total Return Portfolio - Administrative Class (5/01)        2005        1.060           1.070           1,142,261
                                                               2004        1.027           1.060             817,340
                                                               2003        1.000           1.027             236,561

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.353           1.495                   -
                                                               2004        1.183           1.353                   -
                                                               2003        1.000           1.183               9,809

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.540           1.623              52,239
                                                               2004        1.239           1.540              20,094
                                                               2003        1.000           1.239              20,094

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.250           1.281             104,427
                                                               2004        1.172           1.250              70,783
                                                               2003        1.000           1.172              66,409

   Investors Fund - Class I (11/99)                            2005        1.249           1.310              11,994
                                                               2004        1.149           1.249               2,893
                                                               2003        1.000           1.149                   -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.404           1.451              26,742
                                                               2004        1.239           1.404              23,832
                                                               2003        1.000           1.239              20,816

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.123           1.104              35,460
                                                               2004        1.104           1.123                   -
                                                               2003        1.000           1.104                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.168           1.223                   -
                                                               2004        1.153           1.168                   -
                                                               2003        1.000           1.153                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.188           1.231          1,788,724
                                                               2004        1.131           1.188          1,341,726
                                                               2003        1.000           1.131            184,912

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.128           1.158          1,856,659
                                                               2004        1.091           1.128          1,328,505
                                                               2003        1.000           1.091             77,813

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.240           1.301            693,875
                                                               2004        1.142           1.240            397,332
                                                               2003        1.000           1.142                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.182           1.205            200,295
                                                               2004        1.125           1.182            201,745
                                                               2003        1.000           1.125             27,801

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.194           1.279             24,792
                                                               2004        1.139           1.194             19,007
                                                               2003        1.000           1.139                  -

   Equity Income Portfolio (11/99)                             2005        1.228           1.263            394,333
                                                               2004        1.135           1.228            325,993
                                                               2003        1.000           1.135             69,396

   Large Cap Portfolio (11/99)                                 2005        1.181           1.264             14,609
                                                               2004        1.126           1.181              5,191
                                                               2003        1.000           1.126              5,614

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.078                  -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.031                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.046            173,944

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.065              26,645

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.008           1.038                   -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.246           1.375                   -
                                                               2004        1.092           1.246                   -
                                                               2003        1.000           1.092                   -

   MFS Emerging Growth Portfolio (11/99)                       2005        1.230           1.193                   -
                                                               2004        1.108           1.230              77,692
                                                               2003        1.000           1.108              31,669

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.274           1.293              75,606
                                                               2004        1.134           1.274                   -
                                                               2003        1.000           1.134                   -

   MFS Total Return Portfolio (11/99)                          2005        1.186           1.202             612,546
                                                               2004        1.081           1.186             397,389
                                                               2003        1.000           1.081              16,891

   MFS Value Portfolio (7/04)                                  2005        1.121           1.175             250,194
                                                               2004        0.994           1.121              30,121

   Mondrian International Stock Portfolio (5/00)               2005        1.323           1.427             257,082
                                                               2004        1.161           1.323              31,915
                                                               2003        1.000           1.161               2,995

   Pioneer Fund Portfolio (5/03)                               2005        1.236           1.290              73,004
                                                               2004        1.129           1.236               7,358
                                                               2003        1.000           1.129               6,024

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.062                   -

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.181           1.206             212,582
                                                               2004        1.081           1.181              35,789
                                                               2003        1.000           1.081                   -

   Strategic Equity Portfolio (11/99)                          2005        1.214           1.220               3,506
                                                               2004        1.119           1.214                   -
                                                               2003        1.000           1.119                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.136               9,415

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.109               9,646

   Travelers Managed Income Portfolio (11/99)                  2005        1.044           1.042             793,924
                                                               2004        1.031           1.044             206,790
                                                               2003        1.000           1.031              27,413

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.157           1.228                 893
                                                               2004        1.131           1.157                 896
                                                               2003        1.000           1.131                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.995           1.003             783,523
                                                               2004        0.999           0.995             545,645
                                                               2003        1.000           0.999             100,362

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.232           1.354             571,526
                                                               2004        1.138           1.232             344,503
                                                               2003        1.000           1.138             137,904

   Smith Barney High Income Portfolio (11/99)                  2005        1.200           1.213             416,550
                                                               2004        1.104           1.200             277,946
                                                               2003        1.000           1.104               3,470

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.157           1.199             405,906
                                                               2004        1.171           1.157             150,328
                                                               2003        1.000           1.171              76,777

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.262           1.346              12,390
                                                               2004        1.161           1.262              18,996
                                                               2003        1.000           1.161              14,157

   Smith Barney Money Market Portfolio (11/99)                 2005        0.989           1.002           1,231,934
                                                               2004        0.996           0.989             431,217
                                                               2003        1.000           0.996              11,254

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.178           1.252              2,191
                                                               2004        1.118           1.178             39,155
                                                               2003        1.000           1.118              2,197

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.408           1.454             20,614
                                                               2004        1.237           1.408              5,954
                                                               2003        1.000           1.237                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.298           1.494            394,637
                                                               2004        1.143           1.298             52,591
                                                               2003        1.000           1.143             24,487

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.473           1.712            188,340
                                                               2004        1.200           1.473             68,250
                                                               2003        1.000           1.200             38,077

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.50% (B)


                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
   Capital Appreciation Fund (5/00)                            2005        1.168           1.347                   -
                                                               2004        1.000           1.168                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.080           1.102              18,757
                                                               2004        1.000           1.080                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.057           1.184                   -
                                                               2004        1.000           1.057                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.112           1.238                 686
                                                               2004        1.000           1.112                   -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.085           1.230               5,824
                                                               2004        1.000           1.085                   -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.064           1.098                 780
                                                               2004        1.000           1.064                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.287           1.345               5,334
                                                               2004        1.000           1.287                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.199                   -
                                                               2004        1.000           1.116                   -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.118           1.201                   -
                                                               2004        1.000           1.118                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (5/05)     2005        1.027           1.045                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.084           1.108                       -
                                                               2004        1.000           1.084                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.185                       -
                                                               2004        1.000           1.099                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.567                       -
                                                               2004        1.000           1.260                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.155           1.241                       -
                                                               2004        1.000           1.155                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.119           1.188                       -
                                                               2004        1.000           1.119                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.056           1.074                       -
                                                               2004        1.000           1.056                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.069           1.070                       -
                                                               2004        1.000           1.069                       -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.069           1.087                       -
                                                               2004        1.000           1.069                       -

   Fundamental Value Portfolio (11/99)                         2005        1.057           1.080                       -
                                                               2004        1.000           1.057                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.129           1.234                       -
                                                               2004        1.000           1.129                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.141                       -
                                                               2004        1.000           1.125                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.099           1.106                       -
                                                               2004        1.000           1.099                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.160           1.224                  19,889
                                                               2004        1.000           1.160                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.067           1.062                   5,547
                                                               2004        1.000           1.067                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.043           1.043                       -
                                                               2004        1.000           1.043                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.158           1.267                       -
                                                               2004        1.000           1.158                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.192           1.244                       -
                                                               2004        1.000           1.192                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.056           1.072                       -
                                                               2004        1.000           1.056                       -

   Investors Fund - Class I (11/99)                            2005        1.079           1.121                       -
                                                               2004        1.000           1.079                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.165           1.192                       -
                                                               2004        1.000           1.165                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.015           0.988                       -
                                                               2004        1.000           1.015                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.025           1.063                       -
                                                               2004        1.000           1.025                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.038           1.065              16,944
                                                               2004        1.000           1.038                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.030           1.048                   -
                                                               2004        1.000           1.030                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.066           1.107              10,997
                                                               2004        1.000           1.066                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.032           1.042                   -
                                                               2004        1.000           1.032                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.054           1.118                   -
                                                               2004        1.000           1.054                   -

   Equity Income Portfolio (11/99)                             2005        1.101           1.122                   -
                                                               2004        1.000           1.101                   -

   Large Cap Portfolio (11/99)                                 2005        1.048           1.111                   -
                                                               2004        1.000           1.048                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.072               5,724

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.025                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.041                   -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.059                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.007           1.032                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
   Mercury Large Cap Core Portfolio (11/99)                    2005        1.123           1.227                   -
                                                               2004        1.000           1.123                   -

   MFS Emerging Growth Portfolio (11/99)                       2005        1.081           1.047                   -
                                                               2004        1.000           1.081                   -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.073           1.078                   -
                                                               2004        1.000           1.073                   -

   MFS Total Return Portfolio (11/99)                          2005        1.095           1.099              16,388
                                                               2004        1.000           1.095                   -

   MFS Value Portfolio (7/04)                                  2005        1.125           1.168                   -
                                                               2004        1.002           1.125                   -

   Mondrian International Stock Portfolio (5/00)               2005        1.144           1.222                   -
                                                               2004        1.000           1.144                   -

   Pioneer Fund Portfolio (5/03)                               2005        1.092           1.129                   -
                                                               2004        1.000           1.092                   -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.056                   -

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.103           1.115                   -
                                                               2004        1.000           1.103                   -

   Strategic Equity Portfolio (11/99)                          2005        1.097           1.092                   -
                                                               2004        1.000           1.097                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.031           1.129                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.102                   -

   Travelers Managed Income Portfolio (11/99)                  2005        1.028           1.016                   -
                                                               2004        1.000           1.028                   -

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.036           1.089                   -
                                                               2004        1.000           1.036                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                   -
                                                               2004        1.000           0.997                   -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.065           1.160                   -
                                                               2004        1.000           1.065                   -

   Smith Barney High Income Portfolio (11/99)                  2005        1.084           1.085                   -
                                                               2004        1.000           1.084                   -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.989           1.015                   -
                                                               2004        1.000           0.989                   -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.094           1.155                   -
                                                               2004        1.000           1.094                   -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.993           0.995                   -
                                                               2004        1.000           0.993                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.058           1.114                   -
                                                               2004        1.000           1.058                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.168           1.195                   -
                                                               2004        1.000           1.168                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.107           1.261              12,007
                                                               2004        1.000           1.107                   -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.226           1.411                   -
                                                               2004        1.000           1.226                   -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



AllianceBernstein Large - Cap Growth Portfolio - Class B is no longer available to new contract owners.



Franklin Small - Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I shares is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT


The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.



The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements



Copies of the Statement of Additional Information dated MAY 1, 2006 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street 3 CP Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-05-09-86 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-05-09-86.



Name:     ________________________________

Address:  ________________________________

Check Box:

[ ] MIC-Book-05-09-86

[ ] MLAC-Book-05-09-86



Book 86                                                              May 1, 2006

                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA


                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES


                                    ISSUED BY


                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT*

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Life and Annuity Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS


THE INSURANCE COMPANY...........................................................          2
PRINCIPAL UNDERWRITER...........................................................          2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................          2
VALUATION OF ASSETS.............................................................          3
FEDERAL TAX CONSIDERATIONS......................................................          4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................          7
CONDESNED FINANCIAL INFORMATION.................................................          8
FINANCIAL STATEMENTS............................................................          1



* The Travelers Life and Annuity Company has filed for approval to change its name to MetLife Life and Annuity Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103 3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Fund BD IV for Variable Annuities (formerly known as The Travelers Fund BD IV for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.



                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC Underwriting Commissions

                                               UNDERWRITING COMMISSIONS PAID TO        AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                MLIDLLC BY THE COMPANY                     RETAINED BY MLIDLLC
----                                           --------------------------------        ----------------------------------
2005                                                     $ 94,264,724                                  $0

2004                                                     $125,706,000                                  $0

2003                                                     $121,901,000                                  $0


The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,617,678 to $1,894. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $38,782,702 to $584,889. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $42,400,380 to $175,737.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.
Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.




THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                  (a) = investment income plus capital gains and losses (whether realized or unrealized);

                  (b) = any deduction for applicable taxes (presently zero); and

                  (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1

Where:

BaseReturn = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV x Period Charge.
AverageAUV = (CurrentAUV + PriorAUV) / 2.
PeriodCharge = AnnualContractFee x (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

BaseReturn = AUVChange / PriorAUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59-1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Travelers Separate Account BD IV for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Life and Annuity Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of Travelers Separate Account BD IV for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.


                                  VINTAGE XTRA


                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2005        0.576           0.670               61,171
                                                               2004        0.490           0.576                5,194
                                                               2003        0.398           0.490                5,201
                                                               2002        0.540           0.398               73,462
                                                               2001        0.635           0.540               63,779

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.777           0.808               26,568
                                                               2004        0.747           0.777               26,582
                                                               2003        0.607           0.747               47,692
                                                               2002        0.884           0.607               66,257
                                                               2001        1.000           0.884               38,368

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.121           1.154                    -
                                                               2004        1.024           1.121                    -
                                                               2003        0.787           1.024                    -
                                                               2002        1.000           0.787                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.663           0.749              587,791
                                                               2004        0.622           0.663              435,517
                                                               2003        0.512           0.622              526,492
                                                               2002        0.752           0.512              553,711
                                                               2001        1.000           0.752              472,388

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.098           1.233              362,506
                                                               2004        0.983           1.098              259,242
                                                               2003        0.738           0.983              186,566
                                                               2002        0.879           0.738              225,675
                                                               2001        1.000           0.879               39,649

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Growth Fund - Class 2 Shares (11/99)                        2005        1.089           1.245             817,588
                                                               2004        0.984           1.089             822,055
                                                               2003        0.731           0.984             716,651
                                                               2002        0.983           0.731             665,207
                                                               2001        1.000           0.983             507,376

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.261           1.314             593,898
                                                               2004        1.161           1.261             692,311
                                                               2003        0.891           1.161             677,603
                                                               2002        1.109           0.891             637,610
                                                               2001        1.000           1.109             176,771

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        2.204           2.325              68,548
                                                               2004        1.704           2.204              68,141
                                                               2003        1.292           1.704              62,491
                                                               2002        1.256           1.292              39,432
                                                               2001        1.147           1.256               6,450

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.207           1.309                   -
                                                               2004        1.074           1.207                   -
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.205           1.306              19,564
                                                               2004        1.067           1.205              14,089

                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.028           1.051              25,265

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        0.837           0.864             101,968
                                                               2004        0.763           0.837             106,831
                                                               2003        0.565           0.763             108,362
                                                               2002        0.805           0.565              63,012
                                                               2001        1.000           0.805              11,089

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.152           1.253              84,767
                                                               2004        1.039           1.152              61,625
                                                               2003        0.844           1.039              80,317
                                                               2002        1.000           0.844              63,760

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.775           2.226                   -
                                                               2004        1.446           1.775                   -
                                                               2003        1.000           1.446                   -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.074           1.165             643,897
                                                               2004        0.921           1.074             490,264
                                                               2003        0.708           0.921             362,736
                                                               2002        0.883           0.708             363,371
                                                               2001        1.000           0.883             372,306

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.174           1.258              22,978
                                                               2004        1.028           1.174                   -
                                                               2003        0.791           1.028                   -
                                                               2002        0.980           0.791                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.032           1.060              54,396
                                                               2004        0.964           1.032              80,910
                                                               2003        0.787           0.964              83,342
                                                               2002        0.969           0.787              81,729

                                                               2001        1.000           0.969              67,228

   Diversified Strategic Income Portfolio (11/99)              2005        1.226           1.238             117,393
                                                               2004        1.167           1.226             143,956
                                                               2003        1.061           1.167             138,958
                                                               2002        1.029           1.061              71,933
                                                               2001        1.000           1.029              19,815

   Equity Index Portfolio - Class II Shares (11/99)            2005        0.855           0.877              67,852
                                                               2004        0.788           0.855             135,502
                                                               2003        0.627           0.788             143,048

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares  (continued)       2002        0.820           0.627              50,016
                                                               2001        1.000           0.820              18,820

   Fundamental Value Portfolio (11/99)                         2005        1.307           1.348             392,782
                                                               2004        1.227           1.307             520,325
                                                               2003        0.899           1.227             514,487
                                                               2002        1.161           0.899             537,929
                                                               2001        1.000           1.161             394,244

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.446           0.492                   -
                                                               2004        0.376           0.446               4,188
                                                               2003        0.283           0.376               4,654
                                                               2002        0.401           0.283               5,449
                                                               2001        1.000           0.401              37,119

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.508           1.544               3,347
                                                               2004        1.334           1.508              65,979
                                                               2003        1.000           1.334              62,628

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.378           1.400                   -
                                                               2004        1.243           1.378                   -
                                                               2003        1.000           1.243                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.536           1.636              64,733
                                                               2004        1.258           1.536              50,181
                                                               2003        1.000           1.258              44,319

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.122           1.127             101,465
                                                               2004        1.046           1.122               9,383
                                                               2003        1.000           1.046                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.204           1.214             350,967
                                                               2004        1.167           1.204             655,940
                                                               2003        1.129           1.167             668,500
                                                               2002        1.051           1.129             428,795
                                                               2001        1.000           1.051             133,797

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.767           0.810             11,374
                                                               2004        0.724           0.767             11,387
                                                               2003        0.558           0.724             34,347
                                                               2002        0.805           0.558             35,744
                                                               2001        1.000           0.805             20,652

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.003           1.108             13,188
                                                               2004        0.877           1.003             13,200
                                                               2003        0.694           0.877             12,398
                                                               2002        0.856           0.694             12,408
                                                               2001        1.000           0.856             12,419

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.599           1.685            120,081
                                                               2004        1.288           1.599             62,695
                                                               2003        0.874           1.288             65,416
                                                               2002        1.087           0.874             99,145
                                                               2001        1.000           1.087             19,095

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.299           1.330            318,767
                                                               2004        1.219           1.299            364,905
                                                               2003        0.891           1.219            390,414
                                                               2002        1.208           0.891            338,073
                                                               2001        1.000           1.208            267,374

   Investors Fund - Class I (11/99)                            2005        1.165           1.221            227,875
                                                               2004        1.072           1.165            243,422
                                                               2003        0.823           1.072            295,422
                                                               2002        1.087           0.823            166,026
                                                               2001        1.000           1.087            118,438

   Small Cap Growth Fund - Class I (11/99)                     2005        1.361           1.405             15,629
                                                               2004        1.201           1.361             15,192
                                                               2003        0.820           1.201             13,436
                                                               2002        1.276           0.820             28,961
                                                               2001        1.000           1.276             15,650

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.804           0.789               6,016
                                                               2004        0.790           0.804               6,025
                                                               2003        0.650           0.790              26,689
                                                               2002        0.893           0.650              27,520
                                                               2001        1.000           0.893              18,613

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.861           0.901                   -
                                                               2004        0.851           0.861                   -
                                                               2003        0.644           0.851                   -
                                                               2002        0.893           0.644                   -
                                                               2001        1.000           0.893                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.440           1.492              40,543
                                                               2004        1.372           1.440              21,787
                                                               2003        1.061           1.372                   -
                                                               2002        1.000           1.061                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.287           1.321             133,427
                                                               2004        1.245           1.287             133,489
                                                               2003        1.038           1.245             128,703
                                                               2002        1.000           1.038              11,625

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.508           1.582              13,393
                                                               2004        1.390           1.508              13,419

                                                               2003        1.074           1.390              13,448
                                                               2002        1.000           1.074                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.425           1.453              36,352
                                                               2004        1.357           1.425              26,947
                                                               2003        1.069           1.357                   -
                                                               2002        1.000           1.069                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.862           0.923                   -
                                                               2004        0.823           0.862                   -
                                                               2003        0.646           0.823              19,478
                                                               2002        0.863           0.646                   -
                                                               2001        1.000           0.863                   -

   Equity Income Portfolio (11/99)                             2005        1.231           1.266             206,627
                                                               2004        1.138           1.231             220,797
                                                               2003        0.882           1.138             263,231
                                                               2002        1.041           0.882             179,228
                                                               2001        1.000           1.041             147,790

   Large Cap Portfolio (11/99)                                 2005        0.755           0.808             172,921
                                                               2004        0.720           0.755             180,057
                                                               2003        0.587           0.720             179,411
                                                               2002        0.773           0.587             177,655
                                                               2001        1.000           0.773             129,126

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.077                   -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.031                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.046                   -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.065                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.008           1.037                   -

   Mercury Large Cap Core Portfolio (11/99)                    2005        0.808           0.891              18,532
                                                               2004        0.709           0.808              19,382
                                                               2003        0.594           0.709              19,501
                                                               2002        0.807           0.594              18,731
                                                               2001        1.000           0.807              60,196

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
MFS Emerging Growth Portfolio (11/99)                          2005        0.647           0.628                   -
                                                               2004        0.583           0.647             101,167
                                                               2003        0.459           0.583             110,668
                                                               2002        0.709           0.459             116,020
                                                               2001        1.000           0.709              60,909

MFS Mid Cap Growth Portfolio (5/00)                            2005        0.561           0.569             164,440
                                                               2004        0.500           0.561              43,464
                                                               2003        0.371           0.500              39,281
                                                               2002        0.736           0.371              34,171
                                                               2001        0.849           0.736              29,507

MFS Total Return Portfolio (11/99)                             2005        1.332           1.350             503,733
                                                               2004        1.214           1.332             536,015
                                                               2003        1.059           1.214             539,413
                                                               2002        1.136           1.059             498,176
                                                               2001        1.000           1.136             418,483

MFS Value Portfolio (7/04)                                     2005        1.121           1.174                   -
                                                               2004        0.994           1.121                   -

Mondrian International Stock Portfolio (5/00)                  2005        0.846           0.912              23,507
                                                               2004        0.743           0.846              23,976
                                                               2003        0.587           0.743              24,841
                                                               2002        0.685           0.587              25,850

                                                               2001        0.893           0.685              25,867

Pioneer Fund Portfolio (5/03)                                  2005        1.329           1.386                   -
                                                               2004        1.215           1.329                   -
                                                               2003        1.000           1.215                   -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.062                   -

Pioneer Strategic Income Portfolio (6/00)                      2005        1.363           1.390              72,521
                                                               2004        1.248           1.363              15,251
                                                               2003        1.061           1.248              25,250
                                                               2002        1.018           1.061              27,197
                                                               2001        1.033           1.018               8,403

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (11/99)                          2005        0.731           0.734              58,711
                                                               2004        0.674           0.731              95,314
                                                               2003        0.517           0.674             219,977
                                                               2002        0.790           0.517             213,950
                                                               2001        1.000           0.790             300,275

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.136                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.108                   -

   Travelers Managed Income Portfolio (11/99)                  2005        1.211           1.208              71,559
                                                               2004        1.196           1.211              79,135
                                                               2003        1.121           1.196              82,468
                                                               2002        1.115           1.121              92,965
                                                               2001        1.000           1.115              49,595

   Van Kampen Enterprise Portfolio (11/99)                     2005        0.660           0.701              51,456
                                                               2004        0.646           0.660              51,474
                                                               2003        0.522           0.646              51,815
                                                               2002        0.752           0.522              53,325
                                                               2001        1.000           0.752              74,568

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.994           1.002              59,269
                                                               2004        0.999           0.994                   -
                                                               2003        1.000           0.999                   -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.238           1.360             451,277
                                                               2004        1.144           1.238             557,887
                                                               2003        0.864           1.144             580,565
                                                               2002        1.304           0.864             639,967
                                                               2001        1.000           1.304             665,934

   Smith Barney High Income Portfolio (11/99)                  2005        1.133           1.144             257,876
                                                               2004        1.042           1.133             374,788
                                                               2003        0.830           1.042             443,505
                                                               2002        0.872           0.830             533,727
                                                               2001        1.000           0.872             245,081

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)                                                     2005        0.666           0.732              22,817
                                                               2004        0.574           0.666              22,828
                                                               2003        0.458           0.574              22,840
                                                               2002        0.626           0.458              22,854
                                                               2001        1.000           0.626              18,316

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.010           1.059             115,169
                                                               2004        0.928           1.010             130,827
                                                               2003        0.739           0.928             143,039
                                                               2002        1.007           0.739             159,945
                                                               2001        1.000           1.007             133,560

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.915           0.947             290,684
                                                               2004        0.926           0.915             280,446
                                                               2003        0.638           0.926             304,246
                                                               2002        0.861           0.638             314,292
                                                               2001        1.000           0.861             261,322

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.327           1.414             117,120
                                                               2004        1.221           1.327             139,054
                                                               2003        0.956           1.221             140,986
                                                               2002        1.201           0.956             170,504
                                                               2001        1.000           1.201             116,293

   Smith Barney Money Market Portfolio (11/99)                 2005        1.052           1.065              50,261

                                                               2004        1.060           1.052              50,303
                                                               2003        1.070           1.060              50,347
                                                               2002        1.074           1.070             261,045
                                                               2001        1.000           1.074             429,755

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.730           0.775             274,148
                                                               2004        0.693           0.730             274,208
                                                               2003        0.553           0.693             393,232
                                                               2002        0.832           0.553             393,325
                                                               2001        1.000           0.832             422,164

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.098           1.134               4,254
                                                               2004        0.965           1.098              31,381
                                                               2003        0.691           0.965              37,499
                                                               2002        0.944           0.691              29,678
                                                               2001        1.000           0.944              13,580

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.155           1.328              25,383
                                                               2004        1.017           1.155             117,221
                                                               2003        0.805           1.017             114,696
                                                               2002        0.903           0.805              36,293
                                                               2001        1.000           0.903              81,469

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.518           1.763              41,237
                                                               2004        1.237           1.518              44,749
                                                               2003        0.909           1.237              53,053
                                                               2002        1.027           0.909              16,792

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2005        0.575           0.669            2,658,924
                                                               2004        0.489           0.575            2,729,895
                                                               2003        0.398           0.489            2,896,937
                                                               2002        0.539           0.398            4,241,626
                                                               2001        0.741           0.539            5,279,528
                                                               2000        0.928           0.741            4,763,562

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.777           0.808              612,796
                                                               2004        0.747           0.777              622,723
                                                               2003        0.607           0.747              669,878
                                                               2002        0.884           0.607              647,408
                                                               2001        1.000           0.884              672,046

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.121           1.154              674,921
                                                               2004        1.024           1.121              683,668
                                                               2003        0.787           1.024              644,830
                                                               2002        1.000           0.787              210,350

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.661           0.747           14,626,122
                                                               2004        0.620           0.661           17,458,468
                                                               2003        0.511           0.620           20,231,448
                                                               2002        0.750           0.511           23,790,186
                                                               2001        0.923           0.750           29,036,887

                                                               2000        1.127           0.923           28,034,507
                                                               1999        1.000           1.127            5,273,207

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.095           1.229           19,285,993
                                                               2004        0.980           1.095           19,534,649
                                                               2003        0.736           0.980           19,281,519
                                                               2002        0.877           0.736           18,146,401
                                                               2001        1.039           0.877           18,176,320
                                                               2000        1.301           1.039           17,191,023
                                                               1999        1.000           1.301            1,335,904

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Growth Fund - Class 2 Shares (11/99)                        2005        1.086           1.242            36,160,240
                                                               2004        0.981           1.086            37,953,580
                                                               2003        0.728           0.981            39,131,474
                                                               2002        0.980           0.728            37,722,692
                                                               2001        1.217           0.980            38,023,813
                                                               2000        1.183           1.217            27,954,276
                                                               1999        1.000           1.183             4,513,981

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.258           1.310            30,202,180
                                                               2004        1.158           1.258            31,453,754
                                                               2003        0.888           1.158            31,844,180
                                                               2002        1.105           0.888            29,371,372
                                                               2001        1.095           1.105            27,111,322
                                                               2000        1.031           1.095            18,696,964
                                                               1999        1.000           1.031             2,847,709

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        2.200           2.320               285,298
                                                               2004        1.701           2.200               209,914
                                                               2003        1.290           1.701               223,691
                                                               2002        1.254           1.290               468,581
                                                               2001        1.171           1.254               208,173
                                                               2000        1.042           1.171               156,666

FAM Variable Series Funds, Inc.

   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.207           1.309               213,917
                                                               2004        1.074           1.207                62,688
                                                               2003        1.000           1.074                     -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.205           1.306               146,198
                                                               2004        1.067           1.205                47,630
                                                               2003        1.000           1.067                15,770

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.028           1.051               727,079

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        0.835           0.861            5,253,374
                                                               2004        0.761           0.835            6,096,216
                                                               2003        0.564           0.761            7,092,605
                                                               2002        0.803           0.564            7,343,903
                                                               2001        0.963           0.803            7,990,242
                                                               2000        1.172           0.963            7,481,600
                                                               1999        1.000           1.172            1,075,985

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.152           1.253            2,085,945
                                                               2004        1.039           1.152            1,872,962
                                                               2003        0.844           1.039            1,312,095
                                                               2002        1.000           0.844              528,176

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.775           2.226              753,422
                                                               2004        1.446           1.775              431,376
                                                               2003        1.000           1.446              176,686

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.071           1.162            6,722,221
                                                               2004        0.918           1.071            6,539,777
                                                               2003        0.706           0.918            6,430,070
                                                               2002        0.881           0.706            6,448,965
                                                               2001        1.065           0.881            6,421,300
                                                               2000        1.109           1.065            4,608,384
                                                               1999        1.000           1.109              940,873

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.174           1.258              903,404
                                                               2004        1.028           1.174              248,943
                                                               2003        0.791           1.028              120,308
                                                               2002        0.980           0.791               31,749

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.029           1.057            7,772,308
                                                               2004        0.962           1.029            9,010,428
                                                               2003        0.784           0.962            9,470,557
                                                               2002        0.966           0.784            8,688,026

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Appreciation Portfolio  (continued)                         2001        1.023           0.966            6,870,740
                                                               2000        1.043           1.023            4,390,631
                                                               1999        1.000           1.043            1,032,853

   Diversified Strategic Income Portfolio (11/99)              2005        1.223           1.234            4,917,449
                                                               2004        1.164           1.223            5,832,423
                                                               2003        1.058           1.164            6,154,468
                                                               2002        1.026           1.058            6,504,597
                                                               2001        1.010           1.026            6,858,336
                                                               2000        0.999           1.010            2,959,211
                                                               1999        1.000           0.999              315,232

   Equity Index Portfolio - Class II Shares (11/99)            2005        0.853           0.875            6,345,475
                                                               2004        0.786           0.853            7,817,980
                                                               2003        0.625           0.786            8,846,088
                                                               2002        0.818           0.625            9,715,715
                                                               2001        0.949           0.818            8,473,335
                                                               2000        1.063           0.949            4,565,965
                                                               1999        1.000           1.063            1,331,138

   Fundamental Value Portfolio (11/99)                         2005        1.304           1.344           11,737,156
                                                               2004        1.224           1.304           14,278,728
                                                               2003        0.897           1.224           15,405,051
                                                               2002        1.158           0.897           15,584,731

                                                               2001        1.243           1.158           11,718,159
                                                               2000        1.048           1.243            2,753,940
                                                               1999        1.000           1.048              193,248

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.445           0.491            5,536,915
                                                               2004        0.375           0.445            6,040,871
                                                               2003        0.283           0.375            6,730,744
                                                               2002        0.400           0.283            7,940,507
                                                               2001        0.673           0.400           11,884,574
                                                               2000        1.000           0.673            9,173,879

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.508           1.544              561,389
                                                               2004        1.334           1.508              364,644
                                                               2003        1.000           1.334              186,971

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.378           1.400              936,461
                                                               2004        1.243           1.378              809,362
                                                               2003        1.000           1.243              229,799

   Mid-Cap Value Portfolio (5/03)                              2005        1.536           1.636            1,372,077
                                                               2004        1.258           1.536              979,299
                                                               2003        1.000           1.258              495,913

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.122           1.127            1,537,058
                                                               2004        1.046           1.122            1,221,214
                                                               2003        1.000           1.046              462,507

   Total Return Portfolio - Administrative Class (5/01)        2005        1.204           1.214           14,134,110
                                                               2004        1.167           1.204           14,780,009
                                                               2003        1.129           1.167           16,838,317
                                                               2002        1.051           1.129           18,004,391
                                                               2001        1.000           1.051            4,242,977

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.767           0.810              177,501
                                                               2004        0.724           0.767              181,548
                                                               2003        0.558           0.724              175,579
                                                               2002        0.805           0.558              197,673
                                                               2001        1.000           0.805              124,658

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.003           1.108              986,287
                                                               2004        0.877           1.003            1,233,206
                                                               2003        0.694           0.877            1,354,191
                                                               2002        0.856           0.694            1,800,769
                                                               2001        1.000           0.856              749,754

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.599           1.685            2,065,988
                                                               2004        1.288           1.599            1,944,449
                                                               2003        0.874           1.288            1,886,162

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2002        1.087           0.874            2,220,650
                                                               2001        1.000           1.087              839,211

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.296           1.327            7,391,810
                                                               2004        1.215           1.296            8,771,738
                                                               2003        0.888           1.215            9,793,869
                                                               2002        1.204           0.888           10,775,602
                                                               2001        1.201           1.204            8,547,628
                                                               2000        1.032           1.201            3,343,972
                                                               1999        1.000           1.032              144,350

   Investors Fund - Class I (11/99)                            2005        1.162           1.218            3,326,998
                                                               2004        1.069           1.162            4,126,063
                                                               2003        0.821           1.069            4,429,588
                                                               2002        1.084           0.821            4,799,603
                                                               2001        1.150           1.084            4,504,340
                                                               2000        1.014           1.150            1,547,583
                                                               1999        1.000           1.014              323,132

   Small Cap Growth Fund - Class I (11/99)                     2005        1.357           1.401            2,032,093
                                                               2004        1.198           1.357            2,216,423
                                                               2003        0.817           1.198            2,308,032
                                                               2002        1.272           0.817            2,406,334
                                                               2001        1.394           1.272            2,141,864

                                                               2000        1.213           1.394            1,757,555
                                                               1999        1.000           1.213              334,378

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.804           0.789              349,010
                                                               2004        0.790           0.804              348,769
                                                               2003        0.650           0.790              341,967
                                                               2002        0.893           0.650              229,970
                                                               2001        1.000           0.893              144,460

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.861           0.901              509,518
                                                               2004        0.851           0.861              613,341
                                                               2003        0.644           0.851              761,598

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio  (continued)                                      2002        0.893           0.644            1,136,435
                                                               2001        1.000           0.893              480,035

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.440           1.492            3,922,862
                                                               2004        1.372           1.440            4,804,973
                                                               2003        1.061           1.372            4,292,958
                                                               2002        1.000           1.061              466,163

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.287           1.321            3,081,062
                                                               2004        1.245           1.287            3,093,149
                                                               2003        1.038           1.245            2,703,470
                                                               2002        1.000           1.038              371,070

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.508           1.582              605,025
                                                               2004        1.390           1.508              578,480
                                                               2003        1.074           1.390              340,044
                                                               2002        1.000           1.074              216,556

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.425           1.453              470,082
                                                               2004        1.357           1.425              526,905
                                                               2003        1.069           1.357              567,397
                                                               2002        1.000           1.069                9,113

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.862           0.923              425,111

                                                               2004        0.823           0.862              440,180
                                                               2003        0.646           0.823              497,831
                                                               2002        0.863           0.646              355,655
                                                               2001        1.000           0.863              295,944

   Equity Income Portfolio (11/99)                             2005        1.228           1.262            5,616,164
                                                               2004        1.135           1.228            5,913,660
                                                               2003        0.879           1.135            5,904,217
                                                               2002        1.038           0.879            5,817,969

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Equity Income Portfolio  (continued)                           2001        1.130           1.038            5,670,567
                                                               2000        1.052           1.130            3,655,356
                                                               1999        1.000           1.052              581,591

Large Cap Portfolio (11/99)                                    2005        0.753           0.805            4,571,202
                                                               2004        0.718           0.753            5,226,240
                                                               2003        0.585           0.718            5,685,645
                                                               2002        0.771           0.585            5,323,665
                                                               2001        0.947           0.771            6,056,750
                                                               2000        1.125           0.947            4,871,712
                                                               1999        1.000           1.125              715,311

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.007           1.077                    -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.031              501,967

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.046              312,286

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        0.999           1.065              293,220

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.008           1.037              642,758

Mercury Large Cap Core Portfolio (11/99)                       2005        0.806           0.889            4,211,631
                                                               2004        0.707           0.806            4,709,694
                                                               2003        0.593           0.707            5,233,477
                                                               2002        0.805           0.593            5,820,389

                                                               2001        1.055           0.805            6,519,866
                                                               2000        1.135           1.055            5,293,596
                                                               1999        1.000           1.135              648,369

MFS Emerging Growth Portfolio (11/99)                          2005        0.645           0.626                    -
                                                               2004        0.581           0.645            6,861,024
                                                               2003        0.457           0.581            8,163,696
                                                               2002        0.707           0.457            9,263,540
                                                               2001        1.126           0.707           11,423,573

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                              YEAR        YEAR        END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
MFS Emerging Growth Portfolio  (continued)                     2000        1.432           1.126           11,797,938
                                                               1999        1.000           1.432            1,856,574

MFS Mid Cap Growth Portfolio (5/00)                            2005        0.560           0.568            7,662,188
                                                               2004        0.499           0.560            1,478,253
                                                               2003        0.370           0.499            1,596,673
                                                               2002        0.735           0.370            1,768,966
                                                               2001        0.978           0.735            1,549,655
                                                               2000        0.929           0.978              805,876

MFS Total Return Portfolio (11/99)                             2005        1.328           1.346           16,014,386
                                                               2004        1.211           1.328           18,088,224
                                                               2003        1.056           1.211           18,653,914
                                                               2002        1.132           1.056           17,726,342
                                                               2001        1.151           1.132           15,105,160
                                                               2000        1.002           1.151            6,755,149
                                                               1999        1.000           1.002              421,734

MFS Value Portfolio (7/04)                                     2005        1.121           1.174              347,774
                                                               2004        0.994           1.121              187,778

Mondrian International Stock Portfolio (5/00)                  2005        0.845           0.910            1,296,681
                                                               2004        0.742           0.845            1,560,195
                                                               2003        0.586           0.742              740,372
                                                               2002        0.684           0.586              456,329

                                                               2001        0.942           0.684              559,918
                                                               2000        0.957           0.942              154,822

Pioneer Fund Portfolio (5/03)                                  2005        1.329           1.386               62,762
                                                               2004        1.215           1.329               61,089
                                                               2003        1.000           1.215               39,407

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.062               24,552

Pioneer Strategic Income Portfolio (6/00)                      2005        1.360           1.388              954,234
                                                               2004        1.246           1.360              173,019
                                                               2003        1.059           1.246               70,780
                                                               2002        1.016           1.059               74,246
                                                               2001        0.991           1.016              299,331
                                                               2000        0.994           0.991               74,942

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
   Strategic Equity Portfolio (11/99)                          2005        0.729           0.732            10,540,702
                                                               2004        0.672           0.729            12,016,100
                                                               2003        0.515           0.672            13,185,712
                                                               2002        0.788           0.515            14,018,634
                                                               2001        0.925           0.788            18,452,438
                                                               2000        1.149           0.925            15,213,070
                                                               1999        1.000           1.149             2,482,793

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.136                     -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.108                     -

   Travelers Managed Income Portfolio (11/99)                  2005        1.207           1.205             4,916,899
                                                               2004        1.193           1.207             5,275,822
                                                               2003        1.118           1.193             5,866,646
                                                               2002        1.112           1.118             6,368,871
                                                               2001        1.058           1.112             5,448,475
                                                               2000        0.997           1.058             1,590,702
                                                               1999        1.000           0.997               346,462

   Van Kampen Enterprise Portfolio (11/99)                     2005        0.658           0.699             2,790,814
                                                               2004        0.644           0.658             3,291,418
                                                               2003        0.521           0.644             3,585,079
                                                               2002        0.749           0.521             3,895,303
                                                               2001        0.967           0.749             4,424,482


                                                               2000        1.152           0.967             4,320,274
                                                               1999        1.000           1.152               436,721

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.994           1.002               740,724
                                                               2004        0.999           0.994               307,514
                                                               2003        1.000           0.999                     -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.234           1.356            21,281,918
                                                               2004        1.141           1.234            25,400,804
                                                               2003        0.862           1.141            27,534,631
                                                               2002        1.300           0.862            27,508,553
                                                               2001        1.377           1.300            32,746,985

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
Smith Barney Aggressive Growth Portfolio  (continued)          2000        1.209           1.377            15,970,239
                                                               1999        1.000           1.209             1,899,455

Smith Barney High Income Portfolio (11/99)                     2005        1.130           1.141             5,167,125
                                                               2004        1.039           1.130             6,422,403
                                                               2003        0.828           1.039             7,008,707
                                                               2002        0.870           0.828             5,047,118
                                                               2001        0.918           0.870             4,622,624
                                                               2000        1.015           0.918             2,271,887
                                                               1999        1.000           1.015               431,806

Smith Barney International All Cap Growth Portfolio
(11/99)                                                        2005        0.664           0.730             3,163,838
                                                               2004        0.573           0.664             3,979,179
                                                               2003        0.457           0.573             4,545,607
                                                               2002        0.624           0.457             5,451,530
                                                               2001        0.922           0.624             6,861,761
                                                               2000        1.229           0.922             6,991,811
                                                               1999        1.000           1.229               456,157

Smith Barney Large Cap Value Portfolio (11/99)                 2005        1.007           1.056             8,214,230
                                                               2004        0.925           1.007            10,081,023
                                                               2003        0.737           0.925            11,246,174
                                                               2002        1.004           0.737            11,266,892
                                                               2001        1.111           1.004            11,961,528

                                                               2000        0.998           1.111             6,078,392
                                                               1999        1.000           0.998               676,689

Smith Barney Large Capitalization Growth Portfolio
(11/99)                                                        2005        0.912           0.945            15,420,659
                                                               2004        0.924           0.912            18,175,449
                                                               2003        0.636           0.924            19,715,753
                                                               2002        0.859           0.636            19,430,483
                                                               2001        0.998           0.859            20,224,489
                                                               2000        1.090           0.998            15,577,436
                                                               1999        1.000           1.090             2,543,458

Smith Barney Mid Cap Core Portfolio (11/99)                    2005        1.323           1.410             6,513,491
                                                               2004        1.218           1.323             7,726,947

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
   Smith Barney Mid Cap Core Portfolio  (continued)            2003        0.953           1.218             8,410,792
                                                               2002        1.198           0.953             9,372,595
                                                               2001        1.352           1.198             9,076,242
                                                               2000        1.165           1.352             5,564,635
                                                               1999        1.000           1.165               583,087

   Smith Barney Money Market Portfolio (11/99)                 2005        1.050           1.062             9,651,734
                                                               2004        1.057           1.050            12,246,592
                                                               2003        1.067           1.057            14,812,268
                                                               2002        1.071           1.067            24,649,125
                                                               2001        1.049           1.071            20,703,283
                                                               2000        1.005           1.049             9,983,343
                                                               1999        1.000           1.005             4,261,461

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.728           0.773            11,458,639
                                                               2004        0.691           0.728            13,673,152
                                                               2003        0.551           0.691            16,133,329
                                                               2002        0.830           0.551            18,222,088
                                                               2001        1.231           0.830            21,447,162
                                                               2000        1.392           1.231            20,721,308
                                                               1999        1.000           1.392             4,621,812

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.098           1.134               597,003

                                                               2004        0.965           1.098               551,177
                                                               2003        0.691           0.965               647,899
                                                               2002        0.944           0.691               719,832
                                                               2001        1.000           0.944                84,932

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.151           1.324             9,121,839
                                                               2004        1.014           1.151             8,727,904
                                                               2003        0.803           1.014             8,962,714
                                                               2002        0.901           0.803             9,326,096
                                                               2001        1.045           0.901             9,656,771
                                                               2000        1.138           1.045            10,233,244
                                                               1999        1.000           1.138             3,185,580

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
Mid Cap Portfolio - Service Class 2 (5/01)                     2005        1.518           1.763               1,983,789
                                                               2004        1.237           1.518               1,776,115
                                                               2003        0.909           1.237               1,361,791
                                                               2002        1.027           0.909                 910,419

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
   Capital Appreciation Fund (5/00)                            2005        1.348           1.567               13,149
                                                               2004        1.147           1.348                    -
                                                               2003        1.000           1.147                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.159           1.204                    -
                                                               2004        1.114           1.159                    -
                                                               2003        1.000           1.114                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2005        1.227           1.263               29,292
                                                               2004        1.122           1.227                9,015
                                                               2003        1.000           1.122                    -

   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                             2005        1.167           1.318               14,223
                                                               2004        1.095           1.167                    -
                                                               2003        1.000           1.095                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.328           1.490              855,094
                                                               2004        1.189           1.328              285,553
                                                               2003        1.000           1.189               76,218

   Growth Fund - Class 2 Shares (11/99)                        2005        1.274           1.456            2,193,349
                                                               2004        1.151           1.274              925,645
                                                               2003        1.000           1.151              272,019

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.247           1.298            2,413,867
                                                               2004        1.149           1.247            1,228,864
                                                               2003        1.000           1.149              114,363

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.480           1.560               40,633
                                                               2004        1.145           1.480                    -
                                                               2003        1.000           1.145                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.205           1.305               11,074
                                                               2004        1.067           1.205                    -
                                                               2003        1.050           1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.028           1.051               14,677

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.310           1.350               53,082
                                                               2004        1.194           1.310                6,435
                                                               2003        1.000           1.194                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.240           1.348              106,153
                                                               2004        1.119           1.240               58,171
                                                               2003        1.000           1.119               15,016

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.552           1.945               28,839
                                                               2004        1.265           1.552                9,075
                                                               2003        1.000           1.265                    -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.373           1.488              559,313
                                                               2004        1.177           1.373              145,525
                                                               2003        1.000           1.177                6,581

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.327           1.421               83,892

                                                               2004        1.163           1.327                    -
                                                               2003        1.000           1.163                    -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.200           1.231              619,523
                                                               2004        1.121           1.200              134,945
                                                               2003        1.000           1.121                4,692

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
   Diversified Strategic Income Portfolio (11/99)              2005        1.112           1.122              43,467
                                                               2004        1.059           1.112              43,484
                                                               2003        1.000           1.059                 210

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.227           1.258             405,906
                                                               2004        1.132           1.227              18,984
                                                               2003        1.000           1.132              18,984

   Fundamental Value Portfolio (11/99)                         2005        1.246           1.284             313,762
                                                               2004        1.171           1.246             129,712
                                                               2003        1.000           1.171              32,521

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.355           1.493              47,020
                                                               2004        1.144           1.355              12,979
                                                               2003        1.000           1.144                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.328           1.358             131,766
                                                               2004        1.175           1.328             132,634
                                                               2003        1.000           1.175                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.266           1.286             207,557
                                                               2004        1.142           1.266             101,869
                                                               2003        1.000           1.142                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.413           1.504             179,170
                                                               2004        1.158           1.413              95,984
                                                               2003        1.000           1.158                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.122           1.127              49,662
                                                               2004        1.048           1.122              59,583
                                                               2003        1.000           1.048               8,722

   Total Return Portfolio - Administrative Class (5/01)        2005        1.059           1.067             380,657
                                                               2004        1.026           1.059             232,845
                                                               2003        1.000           1.026              14,929

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.193           1.259                   -
                                                               2004        1.128           1.193                   -
                                                               2003        1.000           1.128                   -

   Putnam VT International Equity Fund - Class IB Shares

   (5/01)                                                      2005        1.351           1.491                   -
                                                               2004        1.182           1.351                   -
                                                               2003        1.000           1.182                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.537           1.619               9,448
                                                               2004        1.238           1.537               8,411
                                                               2003        1.000           1.238                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.248           1.278              46,309
                                                               2004        1.172           1.248              46,775
                                                               2003        1.000           1.172                   -

   Investors Fund - Class I (11/99)                            2005        1.247           1.307             134,616
                                                               2004        1.149           1.247              45,124
                                                               2003        1.000           1.149               4,620

   Small Cap Growth Fund - Class I (11/99)                     2005        1.402           1.447             275,633
                                                               2004        1.239           1.402              79,221
                                                               2003        1.000           1.239              23,027

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.122           1.101              66,759
                                                               2004        1.103           1.122              16,895
                                                               2003        1.000           1.103               9,413

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.167           1.220                   -
                                                               2004        1.153           1.167                   -
                                                               2003        1.000           1.153                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.186           1.228           1,350,277
                                                               2004        1.131           1.186           1,236,377
                                                               2003        1.000           1.131             308,447

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.127           1.155             374,750
                                                               2004        1.091           1.127             370,676
                                                               2003        1.000           1.091             100,086

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.238           1.298             708,403
                                                               2004        1.142           1.238             223,979
                                                               2003        1.000           1.142                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.180           1.202             370,405
                                                               2004        1.124           1.180             115,972
                                                               2003        1.000           1.124               7,079

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.193           1.276                   -
                                                               2004        1.138           1.193                   -
                                                               2003        1.000           1.138                   -

   Equity Income Portfolio (11/99)                             2005        1.226           1.260              29,181
                                                               2004        1.134           1.226              49,924
                                                               2003        1.000           1.134              11,270

Large Cap Portfolio (11/99)                                 2005        1.179           1.260                   -
                                                            2004        1.125           1.179                   -
                                                            2003        1.000           1.125                   -

Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.077              42,718

Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.030                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.046                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        0.999           1.064             206,728

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.008           1.037                   -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.244           1.371                   -
                                                               2004        1.091           1.244                   -
                                                               2003        1.000           1.091                   -

MFS Emerging Growth Portfolio (11/99)                          2005        1.228           1.191                   -
                                                               2004        1.107           1.228              12,910
                                                               2003        1.000           1.107               2,322

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.272           1.290              11,949
                                                               2004        1.134           1.272                   -
                                                               2003        1.000           1.134                   -

MFS Total Return Portfolio (11/99)                             2005        1.185           1.200             554,230
                                                               2004        1.080           1.185             137,796
                                                               2003        1.000           1.080              19,332

MFS Value Portfolio (7/04)                                     2005        1.120           1.173              89,467
                                                               2004        0.993           1.120                   -

Mondrian International Stock Portfolio (5/00)                  2005        1.321           1.423              35,399


                                                               2004        1.160           1.321              33,057
                                                               2003        1.000           1.160               3,089

Pioneer Fund Portfolio (5/03)                                  2005        1.234           1.286              14,582
                                                               2004        1.129           1.234              12,386
                                                               2003        1.000           1.129                   -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.062                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
   Pioneer Strategic Income Portfolio (6/00)                   2005        1.179           1.203             413,524
                                                               2004        1.081           1.179             334,613
                                                               2003        1.000           1.081                   -

   Strategic Equity Portfolio (11/99)                          2005        1.213           1.217               5,336
                                                               2004        1.118           1.213               5,345
                                                               2003        1.000           1.118               5,347

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.135                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.108                   -

   Travelers Managed Income Portfolio (11/99)                  2005        1.043           1.040              80,598
                                                               2004        1.031           1.043              80,598
                                                               2003        1.000           1.031              70,293

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.155           1.225                   -
                                                               2004        1.130           1.155                   -
                                                               2003        1.000           1.130                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.994           1.001              31,029
                                                               2004        0.999           0.994              31,036
                                                               2003        1.000           0.999                   -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.230           1.351             393,060

                                                               2004        1.138           1.230             272,936
                                                               2003        1.000           1.138              12,684

Smith Barney High Income Portfolio (11/99)                     2005        1.198           1.210             520,291
                                                               2004        1.103           1.198             455,720
                                                               2003        1.000           1.103              38,218

Smith Barney International All Cap Growth Portfolio
(11/99)                                                        2005        1.363           1.498                   -
                                                               2004        1.176           1.363                   -
                                                               2003        1.000           1.176                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.250           1.310                    -
                                                               2004        1.149           1.250                    -
                                                               2003        1.000           1.149                    -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.156           1.196              267,693
                                                               2004        1.171           1.156               93,001
                                                               2003        1.000           1.171                8,693

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.260           1.343              252,410
                                                               2004        1.160           1.260               28,139
                                                               2003        1.000           1.160                3,339

   Smith Barney Money Market Portfolio (11/99)                 2005        0.988           0.999               90,227
                                                               2004        0.996           0.988               10,361
                                                               2003        1.000           0.996              124,217

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.176           1.249              231,197
                                                               2004        1.117           1.176                    -
                                                               2003        1.000           1.117                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.406           1.451               12,567
                                                               2004        1.237           1.406                1,998
                                                               2003        1.000           1.237                    -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.297           1.490              538,450
                                                               2004        1.143           1.297              258,331
                                                               2003        1.000           1.143               25,783

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.471           1.708              284,045
                                                               2004        1.200           1.471              164,788
                                                               2003        1.000           1.200               47,679

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
   Capital Appreciation Fund (5/00)                            2005        1.395           1.619             244,334
                                                               2004        1.188           1.395             245,288
                                                               2003        0.968           1.188             238,033
                                                               2002        1.000           0.968                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.229           1.276              12,608
                                                               2004        1.183           1.229              12,240
                                                               2003        0.963           1.183              11,651
                                                               2002        1.000           0.963                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.362           1.399             160,194
                                                               2004        1.247           1.362             158,670
                                                               2003        0.960           1.247             158,430
                                                               2002        1.000           0.960                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.222           1.378             343,889
                                                               2004        1.148           1.222             335,426
                                                               2003        0.948           1.148             303,021
                                                               2002        1.000           0.948                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.458           1.634             423,223
                                                               2004        1.308           1.458             391,637
                                                               2003        0.984           1.308             331,023
                                                               2002        1.000           0.984                   -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.426           1.628           2,685,092
                                                               2004        1.291           1.426           2,613,580
                                                               2003        0.961           1.291           2,130,194
                                                               2002        1.000           0.961                   -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.370           1.424           2,824,669
                                                               2004        1.263           1.370           2,800,733
                                                               2003        0.971           1.263           2,191,185
                                                               2002        1.000           0.971                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.708           1.798              239,775
                                                               2004        1.323           1.708              260,396
                                                               2003        1.005           1.323              259,814
                                                               2002        1.000           1.005                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.304               29,277
                                                               2004        1.074           1.205                4,023
                                                               2003        1.000           1.074                    -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.203           1.301               25,709
                                                               2004        1.067           1.203               27,414
                                                               2003        1.000           1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.028           1.050                    -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.430           1.472              233,188
                                                               2004        1.306           1.430              235,507
                                                               2003        0.969           1.306              274,176
                                                               2002        1.000           0.969                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.352           1.468              425,632
                                                               2004        1.222           1.352              461,125
                                                               2003        0.994           1.222              352,384

                                                               2002        1.000           0.994                   -

Templeton Developing Markets Securities Fund - Class 2
Shares (5/03)                                                  2005        1.769           2.214             151,462
                                                               2004        1.444           1.769             148,057
                                                               2003        1.000           1.444              80,388

Templeton Foreign Securities Fund - Class 2 Shares
(11/99)                                                        2005        1.495           1.618             434,471
                                                               2004        1.284           1.495             359,092

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989           1.284             277,388
                                                               2002        1.000           0.989                   -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.444           1.544             140,590
                                                               2004        1.267           1.444             128,602
                                                               2003        0.977           1.267              91,055
                                                               2002        1.000           0.977                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.277           1.308             646,275
                                                               2004        1.195           1.277             665,648
                                                               2003        0.977           1.195             595,688
                                                               2002        1.000           0.977                   -

   Diversified Strategic Income Portfolio (11/99)              2005        1.162           1.171             356,545
                                                               2004        1.109           1.162             384,855
                                                               2003        1.010           1.109             387,976
                                                               2002        1.000           1.010                   -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.314           1.345             666,600
                                                               2004        1.213           1.314             741,960
                                                               2003        0.967           1.213             721,895
                                                               2002        1.000           0.967                   -

   Fundamental Value Portfolio (11/99)                         2005        1.398           1.439             740,959
                                                               2004        1.315           1.398             788,242

                                                               2003        0.966           1.315             689,484
                                                               2002        1.000           0.966                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.540           1.694             148,014
                                                               2004        1.301           1.540             101,124
                                                               2003        0.983           1.301              98,450
                                                               2002        1.000           0.983                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503           1.536             169,292
                                                               2004        1.332           1.503             157,360
                                                               2003        1.000           1.332             131,801

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373           1.393             375,409
                                                               2004        1.241           1.373             347,456
                                                               2003        1.000           1.241             331,917

   Mid-Cap Value Portfolio (5/03)                              2005        1.531           1.627             358,390
                                                               2004        1.256           1.531             329,638
                                                               2003        1.000           1.256             158,082

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.121             287,094
                                                               2004        1.045           1.118             320,774
                                                               2003        1.000           1.045             287,921

   Total Return Portfolio - Administrative Class (5/01)        2005        1.075           1.082           3,093,826
                                                               2004        1.044           1.075           3,486,677
                                                               2003        1.012           1.044           2,727,021
                                                               2002        1.000           1.012                   -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.313           1.383               2,463
                                                               2004        1.242           1.313               2,465

                                                               2003        0.958           1.242               2,466
                                                               2002        1.000           0.958                   -

Putnam VT International Equity Fund - Class IB Shares
(5/01)                                                         2005        1.433           1.579             120,905
                                                               2004        1.255           1.433             119,645
                                                               2003        0.994           1.255             119,420
                                                               2002        1.000           0.994                   -

Putnam VT Small Cap Value Fund - Class IB Shares (5/01)        2005        1.780           1.871             489,753
                                                               2004        1.436           1.780             474,438

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2003        0.977           1.436             306,882
                                                               2002        1.000           0.977                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.395           1.425             396,412
                                                               2004        1.311           1.395             470,075
                                                               2003        0.960           1.311             460,823
                                                               2002        1.000           0.960                   -

   Investors Fund - Class I (11/99)                            2005        1.351           1.413             192,356
                                                               2004        1.246           1.351             200,936
                                                               2003        0.959           1.246              39,902
                                                               2002        1.000           0.959                   -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.604           1.652             177,985
                                                               2004        1.418           1.604             175,643
                                                               2003        0.970           1.418              69,052
                                                               2002        1.000           0.970                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.186           1.163              75,697
                                                               2004        1.168           1.186              75,714
                                                               2003        0.963           1.168              75,729
                                                               2002        1.000           0.963                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.279           1.336              54,915

                                                               2004        1.266           1.279              72,418
                                                               2003        0.960           1.266              58,660
                                                               2002        1.000           0.960                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.311           1.355           1,807,103
                                                               2004        1.251           1.311           1,973,412
                                                               2003        0.969           1.251           1,578,436
                                                               2002        1.000           0.969                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.210           1.239           1,669,648
                                                               2004        1.173           1.210           1,667,278
                                                               2003        0.980           1.173           1,220,235
                                                               2002        1.000           0.980                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.347           1.410             225,231
                                                               2004        1.244           1.347             225,311
                                                               2003        0.963           1.244             300,233
                                                               2002        1.000           0.963                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.277           1.299             718,545
                                                               2004        1.218           1.277             748,544
                                                               2003        0.962           1.218             529,593
                                                               2002        1.000           0.962                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.285           1.372              45,533
                                                               2004        1.228           1.285              49,918
                                                               2003        0.967           1.228              33,110
                                                               2002        1.000           0.967                   -

   Equity Income Portfolio (11/99)                             2005        1.333           1.367             579,568
                                                               2004        1.235           1.333             640,163
                                                               2003        0.958           1.235             530,915
                                                               2002        1.000           0.958                   -

Large Cap Portfolio (11/99)                                    2005        1.238           1.322             144,967
                                                               2004        1.184           1.238             169,135
                                                               2003        0.967           1.184             136,097
                                                               2002        1.000           0.967                   -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.007           1.076                   -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.029                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.045               55,685

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        0.999           1.063              190,567

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.008           1.036                    -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.318           1.451               37,100
                                                               2004        1.158           1.318               59,739
                                                               2003        0.973           1.158               73,087
                                                               2002        1.000           0.973                    -

MFS Emerging Growth Portfolio (11/99)                          2005        1.364           1.323                    -
                                                               2004        1.232           1.364              122,105
                                                               2003        0.971           1.232               95,927
                                                               2002        1.000           0.971                    -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.469           1.487              149,347
                                                               2004        1.311           1.469               78,618
                                                               2003        0.974           1.311               58,567
                                                               2002        1.000           0.974                    -

MFS Total Return Portfolio (11/99)                             2005        1.235           1.249            1,951,130
                                                               2004        1.128           1.235            2,014,082
                                                               2003        0.986           1.128            1,900,092
                                                               2002        1.000           0.986                    -

MFS Value Portfolio (7/04)                                     2005        1.119           1.170               51,129
                                                               2004        0.993           1.119                    -

Mondrian International Stock Portfolio (5/00)                  2005        1.438           1.547              137,217
                                                               2004        1.265           1.438              134,480
                                                               2003        1.001           1.265              104,454
                                                               2002        1.000           1.001                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.325           1.379               40,007
                                                               2004        1.214           1.325               43,534
                                                               2003        1.000           1.214                6,184

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.061                    -

Pioneer Strategic Income Portfolio (6/00)                      2005        1.290           1.314               30,704
                                                               2004        1.184           1.290                    -
                                                               2003        1.008           1.184                    -
                                                               2002        1.000           1.008                    -

Strategic Equity Portfolio (11/99)                             2005        1.366           1.369              268,177
                                                               2004        1.262           1.366              329,178
                                                               2003        0.970           1.262              326,199
                                                               2002        1.000           0.970                    -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.032           1.134                    -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.107                    -

Travelers Managed Income Portfolio (11/99)                     2005        1.091           1.086              820,804
                                                               2004        1.080           1.091            1,021,410
                                                               2003        1.014           1.080              787,177
                                                               2002        1.000           1.014                    -

Van Kampen Enterprise Portfolio (11/99)                        2005        1.216           1.288                1,830
                                                               2004        1.192           1.216                1,832
                                                               2003        0.966           1.192                1,542
                                                               2002        1.000           0.966                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.997                2,098
                                                               2004        0.998           0.992               12,394
                                                               2003        1.000           0.998                2,100

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.357           1.488            1,364,535
                                                               2004        1.256           1.357            1,404,790
                                                               2003        0.951           1.256            1,087,857
                                                               2002        1.000           0.951                    -

   Smith Barney High Income Portfolio (11/99)                  2005        1.369           1.379            1,239,744
                                                               2004        1.262           1.369            1,262,902

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
Smith Barney High Income Portfolio  (continued)                2003        1.007           1.262            1,143,869
                                                               2002        1.000           1.007                    -

Smith Barney International All Cap Growth Portfolio
(11/99)                                                        2005        1.429           1.568               21,012
                                                               2004        1.234           1.429               21,026
                                                               2003        0.986           1.234               12,763
                                                               2002        1.000           0.986                    -

Smith Barney Large Cap Value Portfolio (11/99)                 2005        1.320           1.380                    -
                                                               2004        1.215           1.320                    -
                                                               2003        0.969           1.215                    -
                                                               2002        1.000           0.969                    -

Smith Barney Large Capitalization Growth Portfolio
(11/99)                                                        2005        1.352           1.397              318,471
                                                               2004        1.371           1.352              397,009
                                                               2003        0.946           1.371              293,892
                                                               2002        1.000           0.946                    -

Smith Barney Mid Cap Core Portfolio (11/99)                    2005        1.350           1.436              212,365
                                                               2004        1.245           1.350              213,334
                                                               2003        0.977           1.245              179,023
                                                               2002        1.000           0.977                    -

Smith Barney Money Market Portfolio (11/99)                    2005        0.979           0.989              610,767
                                                               2004        0.988           0.979              735,221

                                                               2003        1.000           0.988              597,608
                                                               2002        1.000           1.000                    -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.262           1.338               17,911
                                                               2004        1.200           1.262               76,371
                                                               2003        0.960           1.200               75,068
                                                               2002        1.000           0.960                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.543           1.590              121,679
                                                               2004        1.359           1.543              150,826

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.975           1.359              165,350
                                                               2002        1.000           0.975                    -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.416           1.625              561,718
                                                               2004        1.250           1.416              480,832
                                                               2003        0.992           1.250              450,547
                                                               2002        1.000           0.992                    -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.640           1.901            1,041,220
                                                               2004        1.339           1.640            1,018,483
                                                               2003        0.986           1.339              869,633
                                                               2002        1.000           0.986                    -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
   Capital Appreciation Fund (5/00)                            2005        0.571           0.662              505,995
                                                               2004        0.486           0.571              277,389
                                                               2003        0.396           0.486              346,932

                                                               2002        0.538           0.396              407,014
                                                               2001        0.634           0.538              649,555

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.772           0.801              488,309
                                                               2004        0.743           0.772              502,360
                                                               2003        0.605           0.743              503,521
                                                               2002        0.883           0.605              550,900
                                                               2001        1.000           0.883              241,785

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.115           1.145              168,472
                                                               2004        1.020           1.115              148,290
                                                               2003        0.786           1.020              148,070
                                                               2002        1.000           0.786              193,818

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.656           0.740            1,737,738
                                                               2004        0.616           0.656            2,422,021
                                                               2003        0.509           0.616            2,534,558
                                                               2002        0.749           0.509            2,761,613
                                                               2001        1.000           0.749            2,203,655

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.087           1.218           13,499,365
                                                               2004        0.975           1.087           14,038,586
                                                               2003        0.734           0.975           12,687,639
                                                               2002        0.875           0.734            8,371,123
                                                               2001        1.000           0.875            1,544,419

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
   Growth Fund - Class 2 Shares (11/99)                        2005        1.078           1.230           18,663,020
                                                               2004        0.975           1.078           17,617,208
                                                               2003        0.726           0.975           16,287,152
                                                               2002        0.978           0.726           10,871,684
                                                               2001        1.000           0.978            4,340,090

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.248           1.297           21,344,424
                                                               2004        1.151           1.248           21,686,362
                                                               2003        0.885           1.151           19,684,170
                                                               2002        1.104           0.885           13,136,644
                                                               2001        1.000           1.104            2,553,991

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        2.183           2.298              185,547
                                                               2004        1.692           2.183              184,395
                                                               2003        1.285           1.692              183,010
                                                               2002        1.252           1.285              145,664
                                                               2001        1.146           1.252               11,465

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.304               29,766
                                                               2004        1.074           1.205               21,094
                                                               2003        1.000           1.074                    -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.203           1.301               86,508
                                                               2004        1.067           1.203               38,258

                                                               2003        1.000           1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.028           1.050              255,534

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        0.829           0.853              251,441
                                                               2004        0.757           0.829              278,131
                                                               2003        0.562           0.757              316,594
                                                               2002        0.802           0.562              279,521
                                                               2001        1.000           0.802              263,943

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                   PORTFOLIO NAME                     YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
   Mutual Shares Securities Fund - Class 2
   Shares (5/02)                                      2005           1.146               1.244                463,669
                                                      2004           1.036               1.146                519,463
                                                      2003           0.842               1.036                339,300
                                                      2002           1.000               0.842                 10,755

   Templeton Developing Markets Securities
   Fund - Class 2 Shares (5/03)                       2005           1.769               2.214                293,516
                                                      2004           1.444               1.769                127,549
                                                      2003           1.000               1.444                 81,239

   Templeton Foreign Securities Fund -
   Class 2 Shares (11/99)                             2005           1.063               1.151              1,501,530
                                                      2004           0.913               1.063              1,163,252
                                                      2003           0.703               0.913                926,381
                                                      2002           0.879               0.703                848,308
                                                      2001           1.000               0.879                629,693

   Templeton Growth Securities Fund - Class 2
   Shares (6/02)                                      2005           1.168               1.249                 95,208
                                                      2004           1.025               1.168                 60,904
                                                      2003           0.790               1.025                 36,914
                                                      2002           0.980               0.790                 14,815

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                     2005           1.022               1.047              3,208,097
                                                      2004           0.956               1.022              3,542,077
                                                      2003           0.782               0.956              3,677,132
                                                      2002           0.965               0.782              3,047,877

                                                   2001           1.000               0.965              1,776,997

Diversified Strategic Income Portfolio (11/99)     2005           1.214               1.222              1,078,926
                                                   2004           1.157               1.214              1,402,899
                                                   2003           1.055               1.157              1,827,618
                                                   2002           1.024               1.055                839,370
                                                   2001           1.000               1.024                893,723

Equity Index Portfolio - Class II Shares (11/99)   2005           0.846               0.866              1,303,137
                                                   2004           0.781               0.846              1,710,378
                                                   2003           0.623               0.781              1,904,694

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                 PORTFOLIO NAME                       YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
   Equity Index Portfolio - Class II Shares
   (continued)                                        2002           0.817               0.623              1,645,211
                                                      2001           1.000               0.817              2,026,387

   Fundamental Value Portfolio (11/99)                2005           1.294               1.332              6,348,605
                                                      2004           1.217               1.294              7,138,888
                                                      2003           0.894               1.217              7,499,816
                                                      2002           1.157               0.894              7,710,583
                                                      2001           1.000               1.157              4,922,412

Janus Aspen Series
   Mid Cap Growth Portfolio - Service
   Shares (5/00)                                      2005           0.442               0.486                479,290
                                                      2004           0.373               0.442                504,404
                                                      2003           0.282               0.373                577,215
                                                      2002           0.399               0.282                768,122
                                                      2001           1.000               0.399                957,864

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)       2005           1.503               1.536                187,492
                                                      2004           1.332               1.503                143,569
                                                      2003           1.000               1.332                110,206

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                 2005           1.373               1.393                290,785
                                                      2004           1.241               1.373                139,195
                                                      2003           1.000               1.241                 69,924

   Mid-Cap Value Portfolio (5/03)                     2005           1.531               1.627                695,119
                                                      2004           1.256               1.531                579,899
                                                      2003           1.000               1.256                184,059

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative
   Class (5/03)                                       2005           1.118               1.121                507,343
                                                      2004           1.045               1.118                966,189
                                                      2003           1.000               1.045                 66,862

   Total Return Portfolio - Administrative
   Class (5/01)                                       2005           1.195               1.203              4,170,974
                                                      2004           1.160               1.195              4,288,696
                                                      2003           1.125               1.160              4,958,737
                                                      2002           1.050               1.125              7,601,486
                                                      2001           1.000               1.050              1,040,045

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                 PORTFOLIO NAME                       YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB
   Shares (5/01)                                      2005           0.761               0.802                 32,678
                                                      2004           0.721               0.761                 38,783
                                                      2003           0.556               0.721                 39,926
                                                      2002           0.804               0.556                 29,622
                                                      2001           1.000               0.804                 14,734

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                      2005           0.996               1.098                158,085
                                                      2004           0.873               0.996                146,052
                                                      2003           0.691               0.873                211,713
                                                      2002           0.855               0.691                322,648
                                                      2001           1.000               0.855                 86,605

   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                      2005           1.588               1.669                463,651
                                                      2004           1.281               1.588                465,147
                                                      2003           0.871               1.281                572,206
                                                      2002           1.086               0.871                653,195
                                                      2001           1.000               1.086                141,792

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                     2005           1.286               1.314              2,155,632
                                                      2004           1.209               1.286              2,291,751
                                                      2003           0.885               1.209              2,556,109
                                                      2002           1.203               0.885              2,730,229
                                                      2001           1.000               1.203              1,624,219

Investors Fund - Class I (11/99)                   2005           1.153               1.206              1,105,738
                                                   2004           1.064               1.153              1,177,171
                                                   2003           0.818               1.064              1,323,286
                                                   2002           1.083               0.818              1,169,456
                                                   2001           1.000               1.083              1,074,948

Small Cap Growth Fund - Class I (11/99)            2005           1.347               1.388                604,912
                                                   2004           1.191               1.347                574,902
                                                   2003           0.815               1.191                576,668
                                                   2002           1.270               0.815                485,599
                                                   2001           1.000               1.270                272,556

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                 PORTFOLIO NAME                       YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy
   Portfolio (5/01)                                   2005           0.798               0.782                370,785
                                                      2004           0.786               0.798                311,117
                                                      2003           0.648               0.786                308,611
                                                      2002           0.891               0.648                438,194
                                                      2001           1.000               0.891                 50,962

   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)                            2005           0.855               0.893                213,006
                                                      2004           0.846               0.855                296,625
                                                      2003           0.641               0.846                353,158
                                                      2002           0.892               0.641                325,735
                                                      2001           1.000               0.892                254,423

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth
   and Value (10/02)                                  2005           1.434               1.482                961,372
                                                      2004           1.369               1.434              1,130,241
                                                      2003           1.060               1.369              1,552,275
                                                      2002           1.000               1.060                 64,335

   Multiple Discipline Portfolio - Balanced All Cap
   Growth and Value (10/02)                           2005           1.281               1.312              1,943,861
                                                      2004           1.242               1.281              1,469,076
                                                      2003           1.037               1.242              1,212,059
                                                      2002           1.000               1.037                 85,778

   Multiple Discipline Portfolio - Global All Cap
   Growth and Value (10/02)                           2005           1.502               1.571                444,497
                                                      2004           1.387               1.502                375,028

                                                   2003           1.073               1.387                202,888
                                                   2002           1.000               1.073                 33,025

Multiple Discipline Portfolio - Large Cap
Growth and Value (11/02)                           2005           1.419               1.443                175,841
                                                   2004           1.353               1.419                181,446
                                                   2003           1.068               1.353                123,563
                                                   2002           1.000               1.068                      -

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                    YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)          2005           0.856               0.914                169,742
                                                      2004           0.818               0.856                171,322
                                                      2003           0.644               0.818                221,463
                                                      2002           0.862               0.644                139,857
                                                      2001           1.000               0.862                898,773

   Equity Income Portfolio (11/99)                    2005           1.218               1.250                995,006
                                                      2004           1.129               1.218              1,068,502
                                                      2003           0.876               1.129              1,009,582
                                                      2002           1.037               0.876              1,084,598
                                                      2001           1.000               1.037                993,080

   Large Cap Portfolio (11/99)                        2005           0.747               0.798                781,209
                                                      2004           0.714               0.747                869,453
                                                      2003           0.583               0.714                855,552
                                                      2002           0.769               0.583                677,781
                                                      2001           1.000               0.769                439,291

   Managed Allocation Series: Aggressive
   Portfolio (6/05)                                   2005           1.007               1.076                 33,731

   Managed Allocation Series: Conservative
   Portfolio (5/05)                                   2005           1.000               1.029                      -

   Managed Allocation Series: Moderate
   Portfolio (6/05)                                   2005           1.000               1.045                      -

   Managed Allocation Series: Moderate-
   Aggressive Portfolio (5/05)                        2005           0.999               1.063                344,293

Managed Allocation Series: Moderate-
Conservative Portfolio (6/05)                      2005           1.008               1.036                110,884

Mercury Large Cap Core Portfolio (11/99)           2005           0.800               0.881                861,839
                                                   2004           0.703               0.800                783,000
                                                   2003           0.591               0.703                735,879
                                                   2002           0.803               0.591                698,259
                                                   2001           1.000               0.803                662,621

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                  PORTFOLIO NAME                      YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
MFS Emerging Growth Portfolio (11/99)                 2005           0.640               0.621                      -
                                                      2004           0.578               0.640                853,061
                                                      2003           0.456               0.578                932,441
                                                      2002           0.706               0.456                824,344
                                                      2001           1.000               0.706                900,007

MFS Mid Cap Growth Portfolio (5/00)                   2005           0.556               0.563              1,006,935
                                                      2004           0.496               0.556                224,455
                                                      2003           0.369               0.496                243,051
                                                      2002           0.734               0.369                281,572
                                                      2001           0.847               0.734                107,322

MFS Total Return Portfolio (11/99)                    2005           1.318               1.333             11,368,224
                                                      2004           1.204               1.318             11,877,187
                                                      2003           1.052               1.204             10,446,839
                                                      2002           1.131               1.052              7,540,877
                                                      2001           1.000               1.131              3,539,246

MFS Value Portfolio (7/04)                            2005           1.119               1.170                336,557
                                                      2004           0.993               1.119                      -

Mondrian International Stock Portfolio (5/00)         2005           0.838               0.902                380,664
                                                      2004           0.737               0.838                222,987
                                                      2003           0.584               0.737                138,766
                                                      2002           0.683               0.584                 53,081

                                                      2001           0.891               0.683                 25,354

Pioneer Fund Portfolio (5/03)                         2005           1.325               1.379                  6,594
                                                      2004           1.214               1.325                  6,543
                                                      2003           1.000               1.214                      -
Pioneer Mid Cap Value Portfolio (5/05)                2005           1.000               1.061                  2,137

Pioneer Strategic Income Portfolio (6/00)             2005           1.350               1.375                137,201
                                                      2004           1.239               1.350                 27,029
                                                      2003           1.055               1.239                  2,981
                                                      2002           1.015               1.055                 17,525
                                                      2001           1.031               1.015                  7,608

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
   Strategic Equity Portfolio (11/99)                 2005           0.724               0.725              1,165,219
                                                      2004           0.668               0.724              1,352,969
                                                      2003           0.513               0.668              1,595,899
                                                      2002           0.787               0.513              1,454,962
                                                      2001           1.000               0.787              1,336,240

   Style Focus Series: Small Cap Growth
   Portfolio (6/05)                                   2005           1.032               1.134                      -

   Style Focus Series: Small Cap Value
   Portfolio (5/05)                                   2005           1.000               1.107                  9,121

   Travelers Managed Income Portfolio (11/99)         2005           1.198               1.193                992,587
                                                      2004           1.186               1.198              1,256,804
                                                      2003           1.114               1.186              2,050,418
                                                      2002           1.110               1.114              1,264,864
                                                      2001           1.000               1.110                630,893

   Van Kampen Enterprise Portfolio (11/99)            2005           0.653               0.692                142,322
                                                      2004           0.641               0.653                162,682
                                                      2003           0.519               0.641                211,308
                                                      2002           0.748               0.519                239,297
                                                      2001           1.000               0.748                269,829

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                      2005           0.992               0.997                 12,967
                                                      2004           0.998               0.992                134,836
                                                      2003           1.000               0.998                  1,896

Smith Barney Aggressive Growth
Portfolio (11/99)                                  2005           1.225               1.344              7,517,429
                                                   2004           1.135               1.225              7,989,741
                                                   2003           0.859               1.135              8,426,576
                                                   2002           1.298               0.859              7,951,344
                                                   2001           1.000               1.298              4,928,732

Smith Barney High Income Portfolio (11/99)         2005           1.121               1.130              1,273,841
                                                   2004           1.033               1.121              1,472,120
                                                   2003           0.825               1.033              1,602,990
                                                   2002           0.868               0.825              1,194,393
                                                   2001           1.000               0.868                839,928

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
   Smith Barney International All Cap
   Growth Portfolio (11/99)                           2005           0.659               0.724                245,456
                                                      2004           0.570               0.659                266,699
                                                      2003           0.455               0.570                260,523
                                                      2002           0.623               0.455                280,757
                                                      2001           1.000               0.623                200,904

   Smith Barney Large Cap Value
   Portfolio (11/99)                                  2005           1.000               1.046              2,047,088
                                                      2004           0.920               1.000              2,506,380
                                                      2003           0.734               0.920              2,752,666
                                                      2002           1.002               0.734              2,810,984
                                                      2001           1.000               1.002              2,109,710

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                  2005           0.905               0.936              3,967,847
                                                      2004           0.918               0.905              4,418,490
                                                      2003           0.634               0.918              4,722,739
                                                      2002           0.858               0.634              3,981,401
                                                      2001           1.000               0.858              4,414,564

   Smith Barney Mid Cap Core Portfolio (11/99)        2005           1.313               1.397              1,079,722
                                                      2004           1.211               1.313              1,323,755
                                                      2003           0.950               1.211              1,414,246
                                                      2002           1.196               0.950              1,135,832
                                                      2001           1.000               1.196                964,441

   Smith Barney Money Market Portfolio (11/99)        2005           1.042               1.052              2,013,835

                                                      2004           1.051               1.042              2,677,978
                                                      2003           1.063               1.051              3,107,302
                                                      2002           1.069               1.063              6,655,526
                                                      2001           1.000               1.069              3,792,004

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I
   Shares (11/99)                                     2005           0.722               0.766              1,132,121
                                                      2004           0.687               0.722              1,326,872
                                                      2003           0.549               0.687              1,838,477
                                                      2002           0.829               0.549              2,153,337
                                                      2001           1.000               0.829              1,864,780

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                   2005           1.090               1.123                242,488
                                                      2004           0.960               1.090                231,928
                                                      2003           0.688               0.960                199,188
                                                      2002           0.943               0.688                 98,063
                                                      2001           1.000               0.943                 17,285

Variable Insurance Products Fund

   Contrafund<<Portfolio - Service Class (11/99)      2005           1.143               1.312              1,150,674
                                                      2004           1.009               1.143              1,099,601
                                                      2003           0.800               1.009                569,672
                                                      2002           0.900               0.800                850,748
                                                      2001           1.000               0.900                549,352

   Mid Cap Portfolio - Service Class 2 (5/01)         2005           1.507               1.746                802,560
                                                      2004           1.230               1.507                814,467
                                                      2003           0.906               1.230                653,619
                                                      2002           1.000               0.906                307,773

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                 PORTFOLIO NAME                       YEAR          YEAR           END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
   Capital Appreciation Fund (5/00)                   2005           1.344               1.560                 69,179
                                                      2004           1.146               1.344                      -
                                                      2003           1.000               1.146                      -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)     2005           1.156               1.199                      -
                                                      2004           1.113               1.156                      -
                                                      2003           1.000               1.113                      -

AllianceBernstein Variable Product Series Fund,
Inc.
   AllianceBernstein Growth and Income Portfolio
   - Class B (5/02)                                   2005           1.224               1.257                      -
                                                      2004           1.121               1.224                      -
                                                      2003           1.000               1.121                      -

   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                    2005           1.163               1.312                  9,868
                                                      2004           1.094               1.163                  9,271
                                                      2003           1.000               1.094                      -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)        2005           1.324               1.483                192,656
                                                      2004           1.188               1.324                153,924
                                                      2003           1.000               1.188                      -

   Growth Fund - Class 2 Shares (11/99)               2005           1.270               1.449                472,693
                                                      2004           1.150               1.270                479,818
                                                      2003           1.000               1.150                 44,022

   Growth-Income Fund - Class 2 Shares (11/99)        2005           1.244               1.292              1,549,452
                                                      2004           1.148               1.244              1,427,039
                                                      2003           1.000               1.148                  6,912

Delaware VIP Trust
   Delaware VIP REIT Series - Standard
   Class (6/00)                                       2005           1.475               1.552                129,943
                                                      2004           1.144               1.475                      -
                                                      2003           1.000               1.144                      -

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
FAM Variable Series Funds, Inc.
 Mercury Global Allocation V.I. Fund - Class III
 (11/03)
 Mercury Value Opportunities V.I. Fund -
 Class III (12/03)                                    2005           1.202               1.299                 22,867
                                                      2004           1.067               1.202                      -
                                                      2003           1.049               1.067                      -

Franklin Templeton Variable Insurance Products
Trust
   Franklin Income Securities Fund - Class II
   Shares (5/05)                                      2005           1.027               1.049                      -

   Franklin Small-Mid Cap Growth Securities
   Fund - Class 2 Shares (11/99)                      2005           1.306               1.344                 19,104
                                                      2004           1.193               1.306                 19,107
                                                      2003           1.000               1.193                      -

   Mutual Shares Securities Fund - Class 2
   Shares (5/02)                                      2005           1.236               1.342                 82,653
                                                      2004           1.118               1.236                 29,759
                                                      2003           1.000               1.118                      -

   Templeton Developing Markets Securities
   Fund - Class 2  Shares (5/03)                      2005           1.547               1.936                175,863
                                                      2004           1.264               1.547                120,614
                                                      2003           1.000               1.264                      -

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                     2005           1.369               1.481                 69,043
                                                      2004           1.176               1.369                 49,391
                                                      2003           1.000               1.176                      -

   Templeton Growth Securities Fund - Class 2
   Shares (6/02)                                      2005           1.324               1.415                  3,963

                                                      2004           1.162               1.324                      -
                                                      2003           1.000               1.162                      -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                     2005           1.197               1.225                101,192
                                                      2004           1.120               1.197                 90,153
                                                      2003           1.000               1.120                 25,015

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
              PORTFOLIO NAME                          YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
   Diversified Strategic Income Portfolio (11/99)     2005           1.109               1.116                  8,178
                                                      2004           1.058               1.109                  9,681
                                                      2003           1.000               1.058                  5,840

   Equity Index Portfolio - Class II Shares (11/99)   2005           1.224               1.252                193,468
                                                      2004           1.131               1.224                149,335
                                                      2003           1.000               1.131                      -

   Fundamental Value Portfolio (11/99)                2005           1.243               1.278                125,924
                                                      2004           1.170               1.243                223,940
                                                      2003           1.000               1.170                 43,361

Janus Aspen Series
   Mid Cap Growth Portfolio - Service
   Shares (5/00)                                      2005           1.351               1.486                      -
                                                      2004           1.143               1.351                      -
                                                      2003           1.000               1.143                      -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)       2005           1.324               1.352                 16,111
                                                      2004           1.174               1.324                  8,143
                                                      2003           1.000               1.174                      -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                 2005           1.262               1.279                 50,469
                                                      2004           1.141               1.262                  7,853
                                                      2003           1.000               1.141                  1,380

   Mid-Cap Value Portfolio (5/03)                     2005           1.409               1.497                245,762
                                                      2004           1.157               1.409                142,694
                                                      2003           1.000               1.157                 21,860
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative
   Class (5/03)                                       2005           1.119               1.122                 38,952
                                                      2004           1.047               1.119                 15,246
                                                      2003           1.000               1.047                  1,446

   Total Return Portfolio - Administrative
   Class (5/01)                                       2005           1.056               1.062                 98,403
                                                      2004           1.025               1.056                 36,092
                                                      2003           1.000               1.025                 25,954

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
               PORTFOLIO NAME                         YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB
   Shares (5/01)                                      2005           1.190               1.253                      -
                                                      2004           1.127               1.190                      -
                                                      2003           1.000               1.127                      -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                      2005           1.348               1.484                      -
                                                      2004           1.181               1.348                      -
                                                      2003           1.000               1.181                      -

   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                      2005           1.533               1.611                 96,396
                                                      2004           1.237               1.533                  7,466
                                                      2003           1.000               1.237                      -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                     2005           1.245               1.272                      -
                                                      2004           1.171               1.245                      -
                                                      2003           1.000               1.171                      -

   Investors Fund - Class I (11/99)                   2005           1.244               1.301                  5,671
                                                      2004           1.148               1.244                  6,842
                                                      2003           1.000               1.148                      -

   Small Cap Growth Fund - Class I (11/99)            2005           1.399               1.440                 23,159
                                                      2004           1.238               1.399                 23,159
                                                      2003           1.000               1.238                 23,159

Smith Barney Investment Series
   Smith Barney Dividend Strategy
   Portfolio (5/01)                                   2005           1.119               1.096                 26,361
                                                      2004           1.102               1.119                 26,364
                                                      2003           1.000               1.102                      -

   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)                            2005           1.164               1.214                 12,175
                                                      2004           1.152               1.164                 12,177
                                                      2003           1.000               1.152                      -

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth
   and Value (10/02)                                  2005           1.183               1.222                601,392
                                                      2004           1.130               1.183                749,006
                                                      2003           1.000               1.130                365,894

   Multiple Discipline Portfolio - Balanced All Cap
   Growth and Value (10/02)                           2005           1.124               1.150                 59,773
                                                      2004           1.090               1.124                 59,805
                                                      2003           1.000               1.090                      -

   Multiple Discipline Portfolio - Global All Cap
   Growth and Value (10/02)                           2005           1.235               1.292                467,506
                                                      2004           1.141               1.235                 88,305
                                                      2003           1.000               1.141                      -

   Multiple Discipline Portfolio - Large Cap
   Growth and Value (11/02)                           2005           1.177               1.197                  2,184
                                                      2004           1.123               1.177                  2,186
                                                      2003           1.000               1.123                      -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)          2005           1.189               1.270                152,266
                                                      2004           1.138               1.189                152,252
                                                      2003           1.000               1.138                      -

Equity Income Portfolio (11/99)                    2005           1.223               1.254                      -
                                                   2004           1.133               1.223                      -
                                                   2003           1.000               1.133                      -

Large Cap Portfolio (11/99)                        2005           1.176               1.254                      -
                                                   2004           1.124               1.176                      -
                                                   2003           1.000               1.124                      -

Managed Allocation Series: Aggressive
Portfolio (6/05)                                   2005           1.007               1.076                      -

Managed Allocation Series: Conservative
Portfolio (5/05)                                   2005           1.000               1.029                      -

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                            NUMBER OF UNITS
                                                                BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                  PORTFOLIO NAME                      YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------   ----      -------------      -------------         ---------------
Managed Allocation Series: Moderate
Portfolio (6/05)                                      2005           1.000               1.044                      -

Managed Allocation Series: Moderate-
Aggressive Portfolio (5/05)                           2005           0.999               1.063                381,359

Managed Allocation Series: Moderate-
Conservative Portfolio (6/05)                         2005           1.008               1.036                 26,298

Mercury Large Cap Core Portfolio (11/99)              2005           1.241               1.365                      -
                                                      2004           1.091               1.241                      -
                                                      2003           1.000               1.091                      -

MFS Emerging Growth Portfolio (11/99)                 2005           1.224               1.187                      -
                                                      2004           1.106               1.224                      -
                                                      2003           1.000               1.106                      -

MFS Mid Cap Growth Portfolio (5/00)                   2005           1.269               1.284                      -
                                                      2004           1.133               1.269                      -
                                                      2003           1.000               1.133                      -

MFS Total Return Portfolio (11/99)                    2005           1.181               1.194                 61,038
                                                      2004           1.080               1.181                 65,315
                                                      2003           1.000               1.080                  8,740

MFS Value Portfolio (7/04)                            2005           1.119               1.169                 24,007
                                                      2004           0.993               1.119                 12,670

Mondrian International Stock Portfolio (5/00)         2005           1.318               1.417                 30,763

                                                      2004           1.160               1.318                 31,131
                                                      2003           1.000               1.160                 21,973

Pioneer Fund Portfolio (5/03)                         2005           1.231               1.280                      -
                                                      2004           1.128               1.231                      -
                                                      2003           1.000               1.128                      -

Pioneer Mid Cap Value Portfolio (5/05)                2005           1.000               1.061                      -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE                  NUMBER OF UNITS
                                                                      AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                      YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------  ----  ------------  -------------  ---------------
   Pioneer Strategic Income Portfolio (6/00)                    2005      1.176         1.197           22,356
                                                                2004      1.080         1.176                -
                                                                2003      1.000         1.080                -

   Strategic Equity Portfolio (11/99)                           2005      1.209         1.211                -
                                                                2004      1.118         1.209                -
                                                                2003      1.000         1.118                -

   Style Focus Series: Small Cap Growth Portfolio (6/05)        2005      1.032         1.134                -

   Style Focus Series: Small Cap Value Portfolio (5/05)         2005      1.000         1.107                -

   Travelers Managed Income Portfolio (11/99)                   2005      1.040         1.035           72,576
                                                                2004      1.030         1.040           72,586
                                                                2003      1.000         1.030           72,590

   Van Kampen Enterprise Portfolio (11/99)                      2005      1.152         1.219                -
                                                                2004      1.129         1.152                -
                                                                2003      1.000         1.129                -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)  2005      0.991         0.996                -
                                                                2004      0.998         0.991                -
                                                                2003      1.000         0.998                -

   Smith Barney Aggressive Growth Portfolio (11/99)             2005      1.227         1.345          126,773

                                                             2004      1.137         1.227          117,319
                                                             2003      1.000         1.137           24,476

Smith Barney High Income Portfolio (11/99)                   2005      1.195         1.204           35,763
                                                             2004      1.102         1.195           16,389
                                                             2003      1.000         1.102            5,662

Smith Barney International All Cap Growth Portfolio (11/99)  2005      1.359         1.491                -
                                                             2004      1.175         1.359                -
                                                             2003      1.000         1.175                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE                  NUMBER OF UNITS
                                                                      AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                      YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------  ----  ------------  -------------  ---------------
   Smith Barney Large Cap Value Portfolio (11/99)               2005     1.247          1.303                -
                                                                2004     1.148          1.247                -
                                                                2003     1.000          1.148                -

   Smith Barney Large Capitalization Growth Portfolio (11/99)   2005     1.152          1.190           10,223
                                                                2004     1.170          1.152            9,503
                                                                2003     1.000          1.170                -

   Smith Barney Mid Cap Core Portfolio (11/99)                  2005     1.257          1.336           74,707
                                                                2004     1.159          1.257           74,720
                                                                2003     1.000          1.159           21,686

   Smith Barney Money Market Portfolio (11/99)                  2005     0.985          0.994           66,407
                                                                2004     0.995          0.985                -
                                                                2003     1.000          0.995                -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)           2005     1.173          1.243           27,732
                                                                2004     1.116          1.173            4,483
                                                                2003     1.000          1.116                -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01) 2005     1.402          1.444            1,947
                                                                2004     1.236          1.402            1,948
                                                                2003     1.000          1.236                -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)               2005     1.293          1.483          106,968
                                                                2004     1.142          1.293           65,466
                                                                2003     1.000          1.142                -

   Mid Cap Portfolio - Service Class 2 (5/01)                   2005     1.467          1.700          150,707
                                                                2004     1.199          1.467           47,014
                                                                2003     1.000          1.199                -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Capital Appreciation Fund (5/00)                                2005      1.000         1.169                -

AIM Variable Insurance Funds

   AIM V.I. Premier Equity Fund - Series I (5/01)                  2005      1.000         1.043                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/02)  2005      1.000         1.011                -

   AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)  2005      1.000         1.159                -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                     2005      1.000         1.120          168,933

   Growth Fund - Class 2 Shares (11/99)                            2005      1.000         1.147          313,562

   Growth-Income Fund - Class 2 Shares (11/99)                     2005      1.000         1.042          376,426

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)                2005      1.000         1.087           66,535

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)
   Mercury Value Opportunities V.I. Fund - Class III (12/03)       2005      1.000         1.106                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)        2005      1.027         1.049           26,268

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (11/99)                                                         2005      1.000         1.055            8,635

   Mutual Shares Securities Fund - Class 2 Shares (5/02)           2005      1.000         1.083          162,991

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                          2005      1.000         1.211            3,626

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE                  NUMBER OF UNITS
                                                                       AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                            YEAR    OF YEAR      END OF YEAR     END OF YEAR
---------------------------------------------------------------  ----  ------------  -------------  ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (11/99)    2005     1.000          1.075          24,059

   Templeton Growth Securities Fund - Class 2 Shares (6/02)      2005     1.000          1.065               -

Greenwich Street Series Fund

   Appreciation Portfolio (11/99)                                2005     1.000          1.016           8,395

   Diversified Strategic Income Portfolio (11/99)                2005     1.000          0.998               -

   Equity Index Portfolio - Class II Shares (11/99)              2005     1.000          1.029               -

   Fundamental Value Portfolio (11/99)                           2005     1.000          1.042           2,355

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)              2005     1.000          1.107               -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                  2005     1.000          1.032               -

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                            2005     1.000          1.027          92,966

   Mid-Cap Value Portfolio (5/03)                                2005     1.000          1.076          51,824

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)           2005     1.000          0.993           7,946

   Total Return Portfolio - Administrative Class (5/01)          2005     1.000          1.001          76,851

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)      2005     1.000          1.070               -

   Putnam VT International Equity Fund - Class IB Shares (5/01)  2005     1.000          1.099               -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)       2005     1.000          1.056          13,937

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE                  NUMBER OF UNITS
                                                                             AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                                  YEAR    OF YEAR      END OF YEAR     END OF YEAR
---------------------------------------------------------------------  ----  ------------  -------------  ---------------
Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (11/99)                                      2005      1.000         1.036                -

   Investors Fund - Class I (11/99)                                    2005      1.000         1.049            2,673

   Small Cap Growth Fund - Class I (11/99)                             2005      1.000         1.078                -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)                     2005      1.000         0.982                -

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)     2005      1.000         1.046                -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (10/02)    2005      1.000         1.046          273,181

   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (10/02)                                                             2005      1.000         1.032          211,715

   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (10/02)                                                             2005      1.000         1.056          219,327

   Multiple Discipline Portfolio - Large Cap Growth and Value (11/02)  2005      1.000         1.021                -

The Travelers Series Trust

   AIM Capital Appreciation Portfolio (5/01)                           2005      1.000         1.083                -

   Equity Income Portfolio (11/99)                                     2005      1.000         1.031           36,401

   Large Cap Portfolio (11/99)                                         2005      1.000         1.077                -

   Managed Allocation Series: Aggressive Portfolio (6/05)              2005      1.007         1.075                -

   Managed Allocation Series: Conservative Portfolio (5/05)            2005      1.000         1.029                -

   Managed Allocation Series: Moderate Portfolio (6/05)                2005      1.000         1.044                -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)    2005     0.999          1.063                -

Managed Allocation Series: Moderate-Conservative Portfolio (6/05)  2005     1.008          1.036          237,205

Mercury Large Cap Core Portfolio (11/99)                           2005     1.000          1.092                -

MFS Emerging Growth Portfolio (11/99)                              2005     1.000          0.998                -

MFS Mid Cap Growth Portfolio (5/00)                                2005     1.000          1.048           29,365

MFS Total Return Portfolio (11/99)                                 2005     1.000          1.011           69,569

MFS Value Portfolio (7/04)                                         2005     1.000          1.038                -

Mondrian International Stock Portfolio (5/00)                      2005     1.000          1.071           28,661

Pioneer Fund Portfolio (5/03)                                      2005     1.000          1.047                -

Pioneer Mid Cap Value Portfolio (5/05)                             2005     1.000          1.060                -

Pioneer Strategic Income Portfolio (6/00)                          2005     1.000          1.009           22,476

Strategic Equity Portfolio (11/99)                                 2005     1.000          1.046                -

Style Focus Series: Small Cap Growth Portfolio (6/05)              2005     1.032          1.134                -

Style Focus Series: Small Cap Value Portfolio (5/05)               2005     1.000          1.106                -

Travelers Managed Income Portfolio (11/99)                         2005     1.000          0.991                -

   Van Kampen Enterprise Portfolio (11/99)                            2005     1.000          1.074              -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)        2005     1.000          1.004              -

   Smith Barney Aggressive Growth Portfolio (11/99)                   2005     1.000          1.111          1,784

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Smith Barney High Income Portfolio (11/99)                      2005     1.000          1.000          36,596

   Smith Barney International All Cap Growth Portfolio (11/99)     2005     1.000          1.090               -

   Smith Barney Large Cap Value Portfolio (11/99)                  2005     1.000          1.049               -

   Smith Barney Large Capitalization Growth Portfolio (11/99)      2005     1.000          1.058          35,861

   Smith Barney Mid Cap Core Portfolio (11/99)                     2005     1.000          1.072           2,312

   Smith Barney Money Market Portfolio (11/99)                     2005     1.000          1.009               -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)              2005     1.000          1.077               -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)    2005     1.000          1.078               -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class (11/99)                  2005     1.000          1.136           8,340

   Mid Cap Portfolio - Service Class 2 (5/01)                      2005     1.000          1.142          13,430

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Capital Appreciation Fund (5/00)                                2005     1.341          1.553                 -
                                                                   2004     1.145          1.341                 -
                                                                   2003     1.000          1.145                 -

AIM Variable Insurance Funds

   AIM V.I. Premier Equity Fund - Series I (5/01)                  2005     1.152          1.193                 -
                                                                   2004     1.112          1.152                 -
                                                                   2003     1.000          1.112                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/02)  2005     1.220          1.251           132,406
                                                                   2004     1.120          1.220            10,536
                                                                   2003     1.000          1.120                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)  2005     1.160          1.305           116,353
                                                                   2004     1.093          1.160             1,456
                                                                   2003     1.000          1.093                 -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                     2005     1.320          1.476         1,656,597
                                                                   2004     1.188          1.320           781,699
                                                                   2003     1.000          1.188           163,988

   Growth Fund - Class 2 Shares (11/99)                            2005     1.266          1.442         4,170,128
                                                                   2004     1.149          1.266         2,184,750
                                                                   2003     1.000          1.149           117,074

   Growth-Income Fund - Class 2 Shares (11/99)                     2005     1.240          1.286         4,908,904
                                                                   2004     1.147          1.240         2,243,737
                                                                   2003     1.000          1.147           210,838

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)                2005     1.471          1.545            70,144
                                                                   2004     1.143          1.471                 -
                                                                   2003     1.000          1.143                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR     END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
FAM Variable Series Funds, Inc.
Mercury Global Allocation V.I. Fund - Class III (11/03)
   Mercury Value Opportunities V.I. Fund - Class III (12/03)       2005     1.199          1.294           122,256
                                                                   2004     1.067          1.199            29,854
                                                                   2003     1.049          1.067                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)        2005     1.027          1.048           358,736

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (11/99)                                                         2005     1.302          1.337           309,962
                                                                   2004     1.193          1.302           151,606
                                                                   2003     1.000          1.193            44,940

   Mutual Shares Securities Fund - Class 2 Shares (5/02)           2005     1.233          1.336           527,630
                                                                   2004     1.117          1.233           259,463
                                                                   2003     1.000          1.117            19,158

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                          2005     1.543          1.927           204,648
                                                                   2004     1.263          1.543           100,690
                                                                   2003     1.000          1.263                 -

   Templeton Foreign Securities Fund - Class 2 Shares (11/99)      2005     1.365          1.474         1,197,361
                                                                   2004     1.176          1.365           350,933
                                                                   2003     1.000          1.176            58,222

   Templeton Growth Securities Fund - Class 2 Shares (6/02)        2005     1.320          1.408           211,820

                                                                   2004     1.161          1.320            34,020
                                                                   2003     1.000          1.161                 -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                                  2005     1.193          1.219           739,363
                                                                   2004     1.120          1.193           201,625
                                                                   2003     1.000          1.120            13,897

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE                  NUMBER OF UNITS
                                                               AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                    YEAR   OF YEAR       END OF YEAR     END OF YEAR
-------------------------------------------------------  ----  ------------  -------------  ---------------
   Diversified Strategic Income Portfolio (11/99)        2005     1.106          1.111           784,129
                                                         2004     1.057          1.106           581,383
                                                         2003     1.000          1.057            22,587

   Equity Index Portfolio - Class II Shares (11/99)      2005     1.220          1.246            54,094
                                                         2004     1.130          1.220            31,513
                                                         2003     1.000          1.130                 -

   Fundamental Value Portfolio (11/99)                   2005     1.239          1.272         1,502,679
                                                         2004     1.169          1.239         1,130,419
                                                         2003     1.000          1.169           199,202

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)      2005     1.348          1.479           142,414
                                                         2004     1.142          1.348            57,533
                                                         2003     1.000          1.142            18,494

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)          2005     1.320          1.345           150,337
                                                         2004     1.173          1.320            71,596
                                                         2003     1.000          1.173            31,851

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                    2005     1.259          1.273           867,751
                                                         2004     1.140          1.259           527,515
                                                         2003     1.000          1.140                 -

   Mid-Cap Value Portfolio (5/03)                        2005     1.405          1.490           884,793
                                                         2004     1.156          1.405           254,563
                                                         2003     1.000          1.156            56,642

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)   2005     1.116          1.116           761,159
                                                         2004     1.046          1.116           360,434
                                                         2003     1.000          1.046                 -

   Total Return Portfolio - Administrative Class (5/01)  2005     1.053          1.057         2,038,278
                                                         2004     1.025          1.053         1,320,238
                                                         2003     1.000          1.025           212,809

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)        2005     1.187          1.247                -
                                                                   2004     1.126          1.187                -
                                                                   2003     1.000          1.126                -

   Putnam VT International Equity Fund - Class IB Shares (5/01)    2005     1.344          1.477                -
                                                                   2004     1.180          1.344                -
                                                                   2003     1.000          1.180                -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)         2005     1.529          1.603          114,865
                                                                   2004     1.236          1.529           42,012
                                                                   2003     1.000          1.236                -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                                  2005     1.242          1.266          343,752
                                                                   2004     1.170          1.242          276,133
                                                                   2003     1.000          1.170           28,599

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE                  NUMBER OF UNITS
                                                                             AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                                  YEAR    OF YEAR      END OF YEAR     END OF YEAR
---------------------------------------------------------------------  ----  ------------  -------------  ---------------
   Investors Fund - Class I (11/99)                                    2005      1.240         1.295           211,338
                                                                       2004      1.147         1.240            59,890
                                                                       2003      1.000         1.147            35,867

   Small Cap Growth Fund - Class I (11/99)                             2005      1.395         1.433           171,490
                                                                       2004      1.237         1.395           153,471
                                                                       2003      1.000         1.237                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)                     2005      1.116         1.091            44,406
                                                                       2004      1.101         1.116            31,123
                                                                       2003      1.000         1.101                 -

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)     2005      1.160         1.209           124,107
                                                                       2004      1.151         1.160            53,839
                                                                       2003      1.000         1.151                 -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (10/02)    2005      1.179         1.216         3,412,786
                                                                       2004      1.129         1.179         2,834,916
                                                                       2003      1.000         1.129           247,777

   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (10/02)                                                             2005      1.120         1.144         3,933,304
                                                                       2004      1.089         1.120         2,918,367
                                                                       2003      1.000         1.089           413,007

   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (10/02)                                                             2005      1.232         1.286           608,747
                                                                       2004      1.140         1.232           180,396
                                                                       2003      1.000         1.140                 -

   Multiple Discipline Portfolio - Large Cap Growth and Value (11/02)  2005      1.174         1.191           248,950
                                                                       2004      1.122         1.174           171,012
                                                                       2003      1.000         1.122                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE                  NUMBER OF UNITS
                                                                             AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                                  YEAR    OF YEAR      END OF YEAR     END OF YEAR
---------------------------------------------------------------------  ----  ------------  -------------  ---------------
The Travelers Series Trust

   AIM Capital Appreciation Portfolio (5/01)                           2005     1.186          1.264           91,615
                                                                       2004     1.137          1.186            8,207
                                                                       2003     1.000          1.137                -

   Equity Income Portfolio (11/99)                                     2005     1.219          1.248          594,858
                                                                       2004     1.133          1.219          356,171
                                                                       2003     1.000          1.133           46,186

   Large Cap Portfolio (11/99)                                         2005     1.172          1.249           15,297
                                                                       2004     1.123          1.172                -
                                                                       2003     1.000          1.123                -

   Managed Allocation Series: Aggressive Portfolio (6/05)              2005     1.007          1.074           14,121

   Managed Allocation Series: Conservative Portfolio (5/05)            2005     1.000          1.028          205,689

   Managed Allocation Series: Moderate Portfolio (6/05)                2005     1.000          1.043          202,439

   Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)     2005     0.999          1.062          142,792

   Managed Allocation Series: Moderate-Conservative Portfolio (6/05)   2005     1.008          1.035           58,836

   Mercury Large Cap Core Portfolio (11/99)                            2005     1.237          1.358           63,233
                                                                       2004     1.090          1.237           21,338
                                                                       2003     1.000          1.090                -

   MFS Emerging Growth Portfolio (11/99)                               2005     1.221          1.184                -
                                                                       2004     1.106          1.221           35,127
                                                                       2003     1.000          1.106           14,706

   MFS Mid Cap Growth Portfolio (5/00)                                 2005     1.265          1.278           41,707
                                                                       2004     1.132          1.265                -
                                                                       2003     1.000          1.132                -

                         CONDENSED FINANCIAL INFORMATION

                                                              UNIT VALUE                  NUMBER OF UNITS
                                                             AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                     YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------  ----  ------------  -------------  ---------------
MFS Total Return Portfolio (11/99)                     2005     1.178          1.188         1,715,890
                                                       2004     1.079          1.178         1,111,199
                                                       2003     1.000          1.079            78,205

MFS Value Portfolio (7/04)                             2005     1.117          1.165           303,452
                                                       2004     0.993          1.117           122,142

Mondrian International Stock Portfolio (5/00)          2005     1.314          1.410           708,291
                                                       2004     1.159          1.314           575,019
                                                       2003     1.000          1.159               788

Pioneer Fund Portfolio (5/03)                          2005     1.227          1.274             3,586
                                                       2004     1.127          1.227                 -
                                                       2003     1.000          1.127                 -

Pioneer Mid Cap Value Portfolio (5/05)                 2005     1.000          1.059                 -

Pioneer Strategic Income Portfolio (6/00)              2005     1.173          1.191           253,499
                                                       2004     1.079          1.173            65,381
                                                       2003     1.000          1.079                 -

Strategic Equity Portfolio (11/99)                     2005     1.206          1.206           329,452
                                                       2004     1.117          1.206           126,430
                                                       2003     1.000          1.117                 -

Style Focus Series: Small Cap Growth Portfolio (6/05)  2005     1.032          1.133             1,556

Style Focus Series: Small Cap Value Portfolio (5/05)   2005     1.000          1.105                 -

Travelers Managed Income Portfolio (11/99)             2005     1.037          1.030           531,729
                                                       2004     1.029          1.037           419,827
                                                       2003     1.000          1.029             6,725

Van Kampen Enterprise Portfolio (11/99)                2005     1.149          1.213                 -
                                                       2004     1.129          1.149                 -
                                                       2003     1.000          1.129                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE                  NUMBER OF UNITS
                                                                     AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR    OF YEAR      END OF YEAR     END OF YEAR
-------------------------------------------------------------  ----  ------------  -------------  ---------------
Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio - Class I Shares (9/03)  2005     0.989          0.991           175,898
                                                               2004     0.997          0.989           113,933
                                                               2003     1.000          0.997                 -

  Smith Barney Aggressive Growth Portfolio (11/99)             2005     1.224          1.338         1,587,584
                                                               2004     1.136          1.224         1,214,648
                                                               2003     1.000          1.136           201,480

  Smith Barney High Income Portfolio (11/99)                   2005     1.192          1.198           647,641
                                                               2004     1.101          1.192           411,650
                                                               2003     1.000          1.101           143,452

  Smith Barney International All Cap Growth Portfolio (11/99)  2005     1.355          1.484                 -
                                                               2004     1.174          1.355                 -
                                                               2003     1.000          1.174                 -

  Smith Barney Large Cap Value Portfolio (11/99)               2005     1.243          1.297                 -
                                                               2004     1.147          1.243                 -
                                                               2003     1.000          1.147                 -

  Smith Barney Large Capitalization Growth Portfolio (11/99)   2005     1.149          1.185           969,284
                                                               2004     1.169          1.149           506,016
                                                               2003     1.000          1.169           100,648

  Smith Barney Mid Cap Core Portfolio (11/99)                  2005     1.253          1.330           284,316

                                                               2004     1.158          1.253           147,795
                                                               2003     1.000          1.158                 -

  Smith Barney Money Market Portfolio (11/99)                  2005     0.983          0.990           364,509
                                                               2004     0.994          0.983           333,535
                                                               2003     1.000          0.994                 -

Van Kampen Life Investment Trust

  Emerging Growth Portfolio - Class I Shares (11/99)           2005     1.170          1.237            13,261
                                                               2004     1.116          1.170            13,267
                                                               2003     1.000          1.116                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE                  NUMBER OF UNITS
                                                                       AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                            YEAR    OF YEAR      END OF YEAR     END OF YEAR
---------------------------------------------------------------  ----  ------------  -------------  ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)  2005     1.398          1.437          154,444
                                                                 2004     1.235          1.398           90,724
                                                                 2003     1.000          1.235           33,485

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)                2005     1.289          1.476          718,779
                                                                 2004     1.141          1.289          213,311
                                                                 2003     1.000          1.141            5,137

   Mid Cap Portfolio - Service Class 2 (5/01)                    2005     1.463          1.692          529,369
                                                                 2004     1.198          1.463          320,461
                                                                 2003     1.000          1.198           52,180

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Capital Appreciation Fund (5/00)                                2005     1.389          1.610           3,713
                                                                   2004     1.186          1.389           4,177
                                                                   2003     0.968          1.186           8,793
                                                                   2002     1.000          0.968               -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)                  2005     1.224          1.268               -
                                                                   2004     1.181          1.224               -
                                                                   2003     0.963          1.181               -
                                                                   2002     1.000          0.963               -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/02)  2005     1.356          1.391               -
                                                                   2004     1.244          1.356               -
                                                                   2003     0.960          1.244               -
                                                                   2002     1.000          0.960               -

   AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)  2005     1.217          1.370               -
                                                                   2004     1.146          1.217               -
                                                                   2003     0.948          1.146               -
                                                                   2002     1.000          0.948               -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                     2005     1.452          1.624          33,966
                                                                   2004     1.305          1.452          23,757
                                                                   2003     0.984          1.305          14,210
                                                                   2002     1.000          0.984               -

   Growth Fund - Class 2 Shares (11/99)                            2005     1.420          1.618          43,539
                                                                   2004     1.288          1.420          29,816
                                                                   2003     0.961          1.288          18,424
                                                                   2002     1.000          0.961               -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Growth-Income Fund - Class 2 Shares (11/99)                     2005     1.364          1.415          17,494
                                                                   2004     1.261          1.364          17,509
                                                                   2003     0.971          1.261          12,992
                                                                   2002     1.000          0.971               -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)                2005     1.701          1.787               -
                                                                   2004     1.321          1.701               -
                                                                   2003     1.005          1.321               -
                                                                   2002     1.000          1.005               -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)         2005     1.202          1.298               -
                                                                   2004     1.074          1.202               -
                                                                   2003     1.000          1.074               -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)       2005     1.200          1.295               -
                                                                   2004     1.067          1.200               -
                                                                   2003     1.000          1.067               -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)        2005     1.027          1.048               -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (11/99)                                                         2005     1.424          1.463               -
                                                                   2004     1.303          1.424               -
                                                                   2003     0.969          1.303               -

                                                                   2002     1.000          0.969               -

Mutual Shares Securities Fund - Class 2 Shares (5/02)              2005     1.347          1.459           3,077
                                                                   2004     1.220          1.347           3,116
                                                                   2003     0.994          1.220           3,153
                                                                   2002     1.000          0.994               -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
  Templeton Developing Markets Securities Fund - Class 2 Shares
  (5/03)                                                           2005     1.763          2.202             -
                                                                   2004     1.442          1.763             -
                                                                   2003     1.000          1.442             -

  Templeton Foreign Securities Fund - Class 2 Shares (11/99)       2005     1.489          1.608             -
                                                                   2004     1.281          1.489             -
                                                                   2003     0.989          1.281             -
                                                                   2002     1.000          0.989             -

  Templeton Growth Securities Fund - Class 2 Shares (6/02)         2005     1.438          1.535             -
                                                                   2004     1.265          1.438             -
                                                                   2003     0.976          1.265             -
                                                                   2002     1.000          0.976             -

Greenwich Street Series Fund
  Appreciation Portfolio (11/99)                                   2005     1.272          1.300             -
                                                                   2004     1.193          1.272             -
                                                                   2003     0.977          1.193             -
                                                                   2002     1.000          0.977             -

  Diversified Strategic Income Portfolio (11/99)                   2005     1.158          1.164             -
                                                                   2004     1.106          1.158             -
                                                                   2003     1.010          1.106             -
                                                                   2002     1.000          1.010             -

  Equity Index Portfolio - Class II Shares (11/99)                 2005     1.308          1.337             -

                                                                   2004     1.211          1.308             -
                                                                   2003     0.967          1.211             -
                                                                   2002     1.000          0.967             -

Fundamental Value Portfolio (11/99)                                2005     1.392          1.430             -
                                                                   2004     1.312          1.392             -
                                                                   2003     0.966          1.312             -
                                                                   2002     1.000          0.966             -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
Janus Aspen Series
  Mid Cap Growth Portfolio - Service Shares (5/00)                 2005     1.533          1.684               -
                                                                   2004     1.298          1.533               -
                                                                   2003     0.983          1.298               -
                                                                   2002     1.000          0.983               -

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio (5/03)                     2005     1.498          1.527               -
                                                                   2004     1.330          1.498               -
                                                                   2003     1.000          1.330               -

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio (5/03)                               2005     1.369          1.385               -
                                                                   2004     1.239          1.369               -
                                                                   2003     1.000          1.239               -

  Mid-Cap Value Portfolio (5/03)                                   2005     1.525          1.618               -
                                                                   2004     1.255          1.525               -
                                                                   2003     1.000          1.255               -

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class (5/03)              2005     1.114          1.115               -
                                                                   2004     1.044          1.114               -
                                                                   2003     1.000          1.044               -

  Total Return Portfolio - Administrative Class (5/01)             2005     1.071          1.076          35,267
                                                                   2004     1.042          1.071          25,374

                                                                   2003     1.012          1.042          24,369
                                                                   2002     1.000          1.012               -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)        2005     1.307          1.374               -
                                                                   2004     1.240          1.307               -
                                                                   2003     0.958          1.240               -
                                                                   2002     1.000          0.958               -

  Putnam VT International Equity Fund - Class IB Shares (5/01)     2005     1.427          1.569               -
                                                                   2004     1.253          1.427               -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE                  NUMBER OF UNITS
                                                                             AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                                  YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------------   ----  ------------  -------------  ---------------
  Putnam VT International Equity Fund - Class IB Shares  (continued)   2003     0.994          1.253               -
                                                                       2002     1.000          0.994               -

  Putnam VT Small Cap Value Fund - Class IB Shares (5/01)              2005     1.773          1.860               -
                                                                       2004     1.433          1.773               -
                                                                       2003     0.977          1.433               -
                                                                       2002     1.000          0.977               -

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I (11/99)                                       2005     1.389          1.417           9,670
                                                                       2004     1.308          1.389           9,553
                                                                       2003     0.960          1.308           9,550
                                                                       2002     1.000          0.960               -

  Investors Fund - Class I (11/99)                                     2005     1.345          1.405               -
                                                                       2004     1.243          1.345               -
                                                                       2003     0.958          1.243               -
                                                                       2002     1.000          0.958               -

  Small Cap Growth Fund - Class I (11/99)                              2005     1.597          1.642               -
                                                                       2004     1.415          1.597               -
                                                                       2003     0.970          1.415               -
                                                                       2002     1.000          0.970               -

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio (5/01)                      2005     1.181          1.156               -
                                                                       2004     1.166          1.181               -

                                                                       2003     0.963          1.166               -
                                                                       2002     1.000          0.963               -

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)     2005     1.274          1.328               -
                                                                       2004     1.263          1.274               -
                                                                       2003     0.960          1.263               -
                                                                       2002     1.000          0.960               -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE                  NUMBER OF UNITS
                                                                             AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                                  YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------------   ----  ------------  -------------  ---------------
Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value (10/02)     2005     1.305          1.347             -
                                                                       2004     1.249          1.305             -
                                                                       2003     0.969          1.249             -
                                                                       2002     1.000          0.969             -

  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
  (10/02)                                                              2005     1.205          1.231             -
                                                                       2004     1.171          1.205             -
                                                                       2003     0.979          1.171             -
                                                                       2002     1.000          0.979             -

  Multiple Discipline Portfolio - Global All Cap Growth and Value
  (10/02)                                                              2005     1.341          1.401             -
                                                                       2004     1.241          1.341             -
                                                                       2003     0.963          1.241             -
                                                                       2002     1.000          0.963             -

  Multiple Discipline Portfolio - Large Cap Growth and Value (11/02)   2005     1.272          1.291             -
                                                                       2004     1.216          1.272             -
                                                                       2003     0.962          1.216             -
                                                                       2002     1.000          0.962             -

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/01)                            2005     1.279          1.364             -
                                                                       2004     1.226          1.279             -
                                                                       2003     0.967          1.226             -
                                                                       2002     1.000          0.967             -

  Equity Income Portfolio (11/99)                                      2005     1.327          1.359             -
                                                                       2004     1.232          1.327             -
                                                                       2003     0.958          1.232             -
                                                                       2002     1.000          0.958             -

  Large Cap Portfolio (11/99)                                          2005     1.233          1.314             -
                                                                       2004     1.181          1.233             -
                                                                       2003     0.967          1.181             -
                                                                       2002     1.000          0.967             -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007            1.075                 -

Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000            1.028                 -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000            1.044                 -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        0.999            1.062                 -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.008            1.035                 -

Mercury Large Cap Core Portfolio (11/99)                    2005        1.313            1.442                 -
                                                            2004        1.156            1.313                 -
                                                            2003        0.973            1.156                 -
                                                            2002        1.000            0.973                 -

MFS Emerging Growth Portfolio (11/99)                       2005        1.358            1.317                 -
                                                            2004        1.229            1.358                 -
                                                            2003        0.971            1.229                 -
                                                            2002        1.000            0.971                 -

MFS Mid Cap Growth Portfolio (5/00)                         2005        1.463            1.478                 -
                                                            2004        1.308            1.463                 -
                                                            2003        0.974            1.308                 -
                                                            2002        1.000            0.974                 -

MFS Total Return Portfolio (11/99)                          2005        1.230            1.242            82,303

                                                            2004        1.126           1.230                  53,215
                                                            2003        0.986           1.126                  34,407
                                                            2002        1.000           0.986                       -

MFS Value Portfolio (7/04)                                  2005        1.118           1.166                       -
                                                            2004        0.993           1.118                       -

Mondrian International Stock Portfolio (5/00)               2005        1.432           1.537                       -
                                                            2004        1.262           1.432                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Mondrian International Stock Portfolio  (continued)         2003        1.001           1.262                  -
                                                            2002        1.000           1.001                  -

Pioneer Fund Portfolio (5/03)                               2005        1.320           1.372                  -
                                                            2004        1.212           1.320                  -
                                                            2003        1.000           1.212                  -

Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.060                  -

Pioneer Strategic Income Portfolio (6/00)                   2005        1.285           1.306                  -
                                                            2004        1.181           1.285                  -
                                                            2003        1.008           1.181                  -
                                                            2002        1.000           1.008                  -

Strategic Equity Portfolio (11/99)                          2005        1.361           1.361                  -
                                                            2004        1.260           1.361                  -
                                                            2003        0.969           1.260                  -
                                                            2002        1.000           0.969                  -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.133                  -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.105                  -

Travelers Managed Income Portfolio (11/99)                  2005        1.087           1.080             23,350
                                                            2004        1.078           1.087             13,913
                                                            2003        1.014           1.078              9,585
                                                            2002        1.000           1.014                  -

Van Kampen Enterprise Portfolio (11/99)                     2005        1.211           1.280                       -
                                                            2004        1.190           1.211                       -
                                                            2003        0.966           1.190                       -
                                                            2002        1.000           0.966                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.989           0.993                       -
                                                            2004        0.998           0.989                       -
                                                            2003        1.000           0.998                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.351           1.479             10,534
                                                            2004        1.254           1.351             10,542
                                                            2003        0.951           1.254             10,550
                                                            2002        1.000           0.951                  -

Smith Barney High Income Portfolio (11/99)                  2005        1.363           1.371              5,744
                                                            2004        1.259           1.363              5,748
                                                            2003        1.007           1.259              5,752
                                                            2002        1.000           1.007                  -

Smith Barney International All Cap Growth Portfolio
(11/99)                                                     2005        1.423           1.558                  -
                                                            2004        1.231           1.423                  -
                                                            2003        0.986           1.231                  -
                                                            2002        1.000           0.986                  -

Smith Barney Large Cap Value Portfolio (11/99)              2005        1.314           1.372                  -
                                                            2004        1.212           1.314                  -
                                                            2003        0.969           1.212                  -
                                                            2002        1.000           0.969                  -

Smith Barney Large Capitalization Growth Portfolio
(11/99)                                                     2005        1.346           1.388                  -
                                                            2004        1.369           1.346                  -
                                                            2003        0.946           1.369                  -
                                                            2002        1.000           0.946                  -

Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.345           1.428                       -
                                                            2004        1.242           1.345                       -
                                                            2003        0.977           1.242                       -
                                                            2002        1.000           0.977                       -

Smith Barney Money Market Portfolio (11/99)                 2005        0.975           0.983                       -
                                                            2004        0.986           0.975                       -
                                                            2003        1.000           0.986                       -
                                                            2002        1.000           1.000                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)       2005        1.257           1.329                       -
                                                            2004        1.198           1.257                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Emerging Growth Portfolio - Class I Shares  (continued)     2003        0.959           1.198                  -
                                                            2002        1.000           0.959                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                   2005        1.537           1.580                  -
                                                            2004        1.356           1.537                  -
                                                            2003        0.974           1.356                  -
                                                            2002        1.000           0.974                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)           2005        1.410           1.615                  -
                                                            2004        1.247           1.410                  -
                                                            2003        0.991           1.247                  -
                                                            2002        1.000           0.991                  -

   Mid Cap Portfolio - Service Class 2 (5/01)               2005        1.633           1.889             18,885
                                                            2004        1.336           1.633             12,999
                                                            2003        0.986           1.336              9,625
                                                            2002        1.000           0.986                  -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Capital Appreciation Fund (5/00)                            2005        1.389           1.610             108,294
                                                            2004        1.186           1.389             116,560
                                                            2003        0.968           1.186              78,193
                                                            2002        1.000           0.968                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)           2005        1.224           1.268               4,676
                                                            2004        1.181           1.224              12,413
                                                            2003        0.963           1.181              17,759
                                                            2002        1.000           0.963                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                   2005        1.356           1.391              47,989
                                                            2004        1.244           1.356              64,717
                                                            2003        0.960           1.244              56,384
                                                            2002        1.000           0.960                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                  2005        1.217           1.370             104,732
                                                            2004        1.146           1.217             215,603
                                                            2003        0.948           1.146             140,484
                                                            2002        1.000           0.948                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)              2005        1.452           1.624             576,073
                                                            2004        1.305           1.452             568,405
                                                            2003        0.984           1.305             230,499

                                                            2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                     2005        1.420           1.618               2,311,340
                                                            2004        1.288           1.420               2,174,558
                                                            2003        0.961           1.288               1,570,074
                                                            2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (11/99)              2005        1.364           1.415               2,450,277
                                                            2004        1.261           1.364               2,464,499
                                                            2003        0.971           1.261               1,651,863
                                                            2002        1.000           0.971                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)         2005        1.701           1.787              49,108
                                                            2004        1.321           1.701              58,237
                                                            2003        1.005           1.321              37,104
                                                            2002        1.000           1.005                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III
   (11/03)                                                  2005        1.202           1.298              24,867
                                                            2004        1.074           1.202                   -
                                                            2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III
   (12/03)                                                  2005        1.200           1.295                   -
                                                            2004        1.067           1.200                   -
                                                            2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II
   Shares (5/05)                                            2005        1.027           1.048                   -

   Franklin Small-Mid Cap Growth Securities Fund -
   Class 2 Shares (11/99)                                   2005        1.424           1.463             208,273
                                                            2004        1.303           1.424             215,079
                                                            2003        0.969           1.303             201,494
                                                            2002        1.000           0.969                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.347           1.459             522,692
                                                            2004        1.220           1.347             480,020
                                                            2003        0.994           1.220             399,669

                                                            2002        1.000           0.994                       -

Templeton Developing Markets Securities Fund - Class 2
Shares (5/03)                                               2005        1.763           2.202                  91,590
                                                            2004        1.442           1.763                 100,794
                                                            2003        1.000           1.442                  71,761

Templeton Foreign Securities Fund - Class 2 Shares
(11/99)                                                     2005        1.489           1.608                 328,303
                                                            2004        1.281           1.489                 310,191

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                              2003        0.989           1.281               244,758
                                                            2002        1.000           0.989                     -

   Templeton Growth Securities Fund - Class 2 Shares
   (6/02)                                                   2005        1.438           1.535                77,237
                                                            2004        1.265           1.438                53,572
                                                            2003        0.976           1.265                21,906
                                                            2002        1.000           0.976                     -

Greenwich Street Series Fund

   Appreciation Portfolio (11/99)                           2005        1.272           1.300             1,085,449
                                                            2004        1.193           1.272             1,128,648
                                                            2003        0.977           1.193               921,298
                                                            2002        1.000           0.977                     -

   Diversified Strategic Income Portfolio (11/99)           2005        1.158           1.164               171,178
                                                            2004        1.106           1.158               162,450
                                                            2003        1.010           1.106               136,928
                                                            2002        1.000           1.010                     -

   Equity Index Portfolio - Class II Shares (11/99)         2005        1.308           1.337               283,325
                                                            2004        1.211           1.308               411,322
                                                            2003        0.967           1.211               374,650
                                                            2002        1.000           0.967                     -

   Fundamental Value Portfolio (11/99)                      2005        1.392           1.430               606,298
                                                            2004        1.312           1.392               638,547

                                                            2003        0.966           1.312                 404,104
                                                            2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)         2005        1.533           1.684                 101,732
                                                            2004        1.298           1.533                 113,467
                                                            2003        0.983           1.298                  99,969
                                                            2002        1.000           0.983                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.498           1.527               185,107
                                                            2004        1.330           1.498               150,508
                                                            2003        1.000           1.330                97,171

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.369           1.385               341,133
                                                            2004        1.239           1.369               290,674
                                                            2003        1.000           1.239               167,595

   Mid-Cap Value Portfolio (5/03)                           2005        1.525           1.618               320,871
                                                            2004        1.255           1.525               349,328
                                                            2003        1.000           1.255               217,985

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.114           1.115               352,054
                                                            2004        1.044           1.114               281,739
                                                            2003        1.000           1.044               240,797

   Total Return Portfolio - Administrative Class (5/01)     2005        1.071           1.076             2,231,359
                                                            2004        1.042           1.071             2,095,600
                                                            2003        1.012           1.042             2,115,078
                                                            2002        1.000           1.012                     -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares
   (5/01)                                                   2005        1.307           1.374                     -
                                                            2004        1.240           1.307                     -

                                                            2003        0.958           1.240                       -
                                                            2002        1.000           0.958                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.427           1.569                 259,913
                                                            2004        1.253           1.427                 238,693
                                                            2003        0.994           1.253                 219,951
                                                            2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares
   (5/01)                                                   2005        1.773           1.860                 169,474
                                                            2004        1.433           1.773                 164,028

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                              2003        0.977           1.433             153,913
                                                            2002        1.000           0.977                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                           2005        1.389           1.417             248,233
                                                            2004        1.308           1.389             248,890
                                                            2003        0.960           1.308             211,895
                                                            2002        1.000           0.960                   -

   Investors Fund - Class I (11/99)                         2005        1.345           1.405             244,928
                                                            2004        1.243           1.345             294,184
                                                            2003        0.958           1.243             275,654
                                                            2002        1.000           0.958                   -

   Small Cap Growth Fund - Class I (11/99)                  2005        1.597           1.642              99,006
                                                            2004        1.415           1.597             103,106
                                                            2003        0.970           1.415             115,709
                                                            2002        1.000           0.970                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)          2005        1.181           1.156              49,847
                                                            2004        1.166           1.181              49,884
                                                            2003        0.963           1.166              45,863
                                                            2002        1.000           0.963                   -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                         2005        1.274           1.328              43,087

                                                            2004        1.263           1.274                  43,087
                                                            2003        0.960           1.263                  36,370
                                                            2002        1.000           0.960                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                  2005        1.305           1.347               4,165,660
                                                            2004        1.249           1.305               4,713,968
                                                            2003        0.969           1.249               3,197,280
                                                            2002        1.000           0.969                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap
   Growth and Value (10/02)                                 2005        1.205           1.231             1,256,843
                                                            2004        1.171           1.205             1,461,710
                                                            2003        0.979           1.171             1,099,017
                                                            2002        1.000           0.979                     -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                        2005        1.341           1.401               378,089
                                                            2004        1.241           1.341               460,907
                                                            2003        0.963           1.241               351,981
                                                            2002        1.000           0.963                     -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                            2005        1.272           1.291               131,126
                                                            2004        1.216           1.272               174,476
                                                            2003        0.962           1.216               152,815
                                                            2002        1.000           0.962                     -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                2005        1.279           1.364                42,170
                                                            2004        1.226           1.279                43,412
                                                            2003        0.967           1.226                30,573
                                                            2002        1.000           0.967                     -

   Equity Income Portfolio (11/99)                          2005        1.327           1.359               871,998
                                                            2004        1.232           1.327               837,507
                                                            2003        0.958           1.232               783,027
                                                            2002        1.000           0.958                     -

   Large Cap Portfolio (11/99)                              2005        1.233           1.314                 102,730
                                                            2004        1.181           1.233                 113,899
                                                            2003        0.967           1.181                 112,890
                                                            2002        1.000           0.967                       -

   Managed Allocation Series: Aggressive Portfolio
   (6/05)                                                   2005        1.007           1.075                       -

   Managed Allocation Series: Conservative Portfolio
   (5/05)                                                   2005        1.000           1.028                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.044                     -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        0.999           1.062               157,445

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.008           1.035                 7,235

Mercury Large Cap Core Portfolio (11/99)                    2005        1.313           1.442                35,013
                                                            2004        1.156           1.313                35,453
                                                            2003        0.973           1.156                30,775
                                                            2002        1.000           0.973                     -

MFS Emerging Growth Portfolio (11/99)                       2005        1.358           1.317                     -
                                                            2004        1.229           1.358               217,741
                                                            2003        0.971           1.229               232,432
                                                            2002        1.000           0.971                     -

MFS Mid Cap Growth Portfolio (5/00)                         2005        1.463           1.478               281,973
                                                            2004        1.308           1.463                92,733
                                                            2003        0.974           1.308               104,184
                                                            2002        1.000           0.974                     -

MFS Total Return Portfolio (11/99)                          2005        1.230           1.242             1,858,321
                                                            2004        1.126           1.230             1,650,696
                                                            2003        0.986           1.126             1,307,672
                                                            2002        1.000           0.986                     -

MFS Value Portfolio (7/04)                                  2005        1.118           1.166                  79,307
                                                            2004        0.993           1.118                       -

Mondrian International Stock Portfolio (5/00)               2005        1.432           1.537                 192,449
                                                            2004        1.262           1.432                 193,163
                                                            2003        1.001           1.262                 115,622
                                                            2002        1.000           1.001                       -

Pioneer Fund Portfolio (5/03)                               2005        1.320           1.372                   8,791
                                                            2004        1.212           1.320                  16,095
                                                            2003        1.000           1.212                  16,215

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.060              17,457

Pioneer Strategic Income Portfolio (6/00)                   2005        1.285           1.306               1,732
                                                            2004        1.181           1.285               1,738
                                                            2003        1.008           1.181                   -
                                                            2002        1.000           1.008                   -

Strategic Equity Portfolio (11/99)                          2005        1.361           1.361              67,802
                                                            2004        1.260           1.361              74,728
                                                            2003        0.969           1.260              73,289
                                                            2002        1.000           0.969                   -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.133                   -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.105                   -

Travelers Managed Income Portfolio (11/99)                  2005        1.087           1.080             357,710
                                                            2004        1.078           1.087             383,293
                                                            2003        1.014           1.078             331,511
                                                            2002        1.000           1.014                   -

Van Kampen Enterprise Portfolio (11/99)                     2005        1.211           1.280               9,882
                                                            2004        1.190           1.211               9,882
                                                            2003        0.966           1.190               9,882
                                                            2002        1.000           0.966                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.989           0.993                  85,790
                                                            2004        0.998           0.989                  59,976
                                                            2003        1.000           0.998                  19,961

   Smith Barney Aggressive Growth Portfolio (11/99)         2005        1.351           1.479               1,809,745
                                                            2004        1.254           1.351               1,816,909
                                                            2003        0.951           1.254               1,298,237
                                                            2002        1.000           0.951                       -

   Smith Barney High Income Portfolio (11/99)               2005        1.363           1.371                 660,536
                                                            2004        1.259           1.363                 626,071

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Smith Barney High Income Portfolio  (continued)             2003        1.007           1.259             963,403
                                                            2002        1.000           1.007                   -

Smith Barney International All Cap Growth Portfolio
(11/99)                                                     2005        1.423           1.558              15,792
                                                            2004        1.231           1.423              40,407
                                                            2003        0.986           1.231              38,851
                                                            2002        1.000           0.986                   -

Smith Barney Large Cap Value Portfolio (11/99)              2005        1.314           1.372              32,871
                                                            2004        1.212           1.314              32,871
                                                            2003        0.969           1.212              32,871
                                                            2002        1.000           0.969                   -

Smith Barney Large Capitalization Growth Portfolio
(11/99)                                                     2005        1.346           1.388             426,543
                                                            2004        1.369           1.346             454,406
                                                            2003        0.946           1.369             213,469
                                                            2002        1.000           0.946                   -

Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.345           1.428             398,914
                                                            2004        1.242           1.345             414,770
                                                            2003        0.977           1.242             186,432
                                                            2002        1.000           0.977                   -

Smith Barney Money Market Portfolio (11/99)                 2005        0.975           0.983             762,624
                                                            2004        0.986           0.975             533,026

                                                            2003        1.000           0.986                 152,315
                                                            2002        1.000           1.000                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)       2005        1.257           1.329                  32,908
                                                            2004        1.198           1.257                  32,860
                                                            2003        0.959           1.198                  32,305
                                                            2002        1.000           0.959                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                   2005        1.537           1.580                 131,036
                                                            2004        1.356           1.537                 164,400

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                              2003        0.974           1.356              94,319
                                                            2002        1.000           0.974                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)           2005        1.410           1.615             324,355
                                                            2004        1.247           1.410             298,724
                                                            2003        0.991           1.247             269,026
                                                            2002        1.000           0.991                   -

   Mid Cap Portfolio - Service Class 2 (5/01)               2005        1.633           1.889             449,084
                                                            2004        1.336           1.633             440,395
                                                            2003        0.986           1.336             412,733
                                                            2002        1.000           0.986                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                         2005        1.340           1.551                   -
                                                            2004        1.145           1.340                   -
                                                            2003        1.000           1.145                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)           2005        1.152           1.191                   -
                                                            2004        1.112           1.152                   -
                                                            2003        1.000           1.112                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                           2005        1.220           1.249                   -
                                                            2004        1.120           1.220                   -
                                                            2003        1.000           1.120                   -

   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                          2005        1.159           1.304                   -
                                                            2004        1.093           1.159                   -
                                                            2003        1.000           1.093                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)              2005        1.319           1.474              89,838
                                                            2004        1.187           1.319              37,649
                                                            2003        1.000           1.187               6,649

   Growth Fund - Class 2 Shares (11/99)                     2005        1.266           1.440             162,056
                                                            2004        1.149           1.266              50,046
                                                            2003        1.000           1.149               8,761

   Growth-Income Fund - Class 2 Shares (11/99)              2005        1.239           1.284                 171,218
                                                            2004        1.147           1.239                  75,789
                                                            2003        1.000           1.147                   8,885

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)         2005        1.470           1.543                       -
                                                            2004        1.143           1.470                       -
                                                            2003        1.000           1.143                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
Mercury Global Allocation V.I. Fund - Class III (11/03)
   Mercury Value Opportunities V.I. Fund - Class III
   (12/03)                                                  2005        1.199           1.293             23,446
                                                            2004        1.067           1.199             23,446
                                                            2003        1.049           1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares
   (5/05)                                                   2005        1.027           1.048                  -

   Franklin Small-Mid Cap Growth Securities Fund -
   Class 2 Shares (11/99)                                   2005        1.302           1.336              7,843
                                                            2004        1.192           1.302              7,433
                                                            2003        1.000           1.192              6,551

   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.232           1.334                  -
                                                            2004        1.117           1.232                  -
                                                            2003        1.000           1.117                  -

   Templeton Developing Markets Securities Fund -
   Class 2 Shares (5/03)                                    2005        1.542           1.924              3,578
                                                            2004        1.263           1.542                  -
                                                            2003        1.000           1.263                  -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                  2005        1.364           1.472             12,064
                                                            2004        1.175           1.364              3,451
                                                            2003        1.000           1.175                  -

   Templeton Growth Securities Fund - Class 2 Shares
   (6/02)                                                   2005        1.319           1.406                  -

                                                            2004        1.161           1.319                       -
                                                            2003        1.000           1.161                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                           2005        1.192           1.218                   2,581
                                                            2004        1.119           1.192                       -
                                                            2003        1.000           1.119                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
   Diversified Strategic Income Portfolio (11/99)           2005        1.105           1.110                  -
                                                            2004        1.057           1.105                  -
                                                            2003        1.000           1.057                  -

   Equity Index Portfolio - Class II Shares (11/99)         2005        1.219           1.245                  -
                                                            2004        1.130           1.219                  -
                                                            2003        1.000           1.130                  -

   Fundamental Value Portfolio (11/99)                      2005        1.238           1.271             42,517
                                                            2004        1.169           1.238             14,741
                                                            2003        1.000           1.169                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)         2005        1.347           1.478                  -
                                                            2004        1.142           1.347                  -
                                                            2003        1.000           1.142                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.320           1.344              4,952
                                                            2004        1.173           1.320                409
                                                            2003        1.000           1.173                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.258           1.272             92,498
                                                            2004        1.140           1.258             29,092
                                                            2003        1.000           1.140                  -

   Mid-Cap Value Portfolio (5/03)                           2005        1.404           1.488                  23,389
                                                            2004        1.156           1.404                     514
                                                            2003        1.000           1.156                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.115           1.115                  27,032
                                                            2004        1.046           1.115                     321
                                                            2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/01)     2005        1.052           1.056                  85,546
                                                            2004        1.024           1.052                  25,853
                                                            2003        1.000           1.024                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares
   (5/01)                                                   2005        1.186           1.246                 -
                                                            2004        1.126           1.186                 -
                                                            2003        1.000           1.126                 -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.343           1.475                 -
                                                            2004        1.180           1.343                 -
                                                            2003        1.000           1.180                 -

   Putnam VT Small Cap Value Fund - Class IB Shares
   (5/01)                                                   2005        1.528           1.601                 -
                                                            2004        1.236           1.528                 -
                                                            2003        1.000           1.236                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                           2005        1.241           1.264             6,742
                                                            2004        1.170           1.241             6,750
                                                            2003        1.000           1.170             6,753

   Investors Fund - Class I (11/99)                         2005        1.240           1.293                 -
                                                            2004        1.147           1.240                 -
                                                            2003        1.000           1.147                 -

   Small Cap Growth Fund - Class I (11/99)                  2005        1.394           1.432                 -
                                                            2004        1.236           1.394                 -
                                                            2003        1.000           1.236                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)          2005        1.115           1.090                       -
                                                            2004        1.101           1.115                       -
                                                            2003        1.000           1.101                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                         2005        1.160           1.207                   8,498
                                                            2004        1.151           1.160                       -
                                                            2003        1.000           1.151                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                            2005        1.179           1.215              12,066
                                                            2004        1.129           1.179              12,072
                                                            2003        1.000           1.129              12,074

   Multiple Discipline Portfolio - Balanced All Cap
   Growth and Value (10/02)                                 2005        1.120           1.143             352,158
                                                            2004        1.089           1.120             357,916
                                                            2003        1.000           1.089             292,892

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                        2005        1.231           1.284              52,677
                                                            2004        1.140           1.231              55,062
                                                            2003        1.000           1.140               9,003

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                            2005        1.173           1.189                   -
                                                            2004        1.122           1.173                   -
                                                            2003        1.000           1.122                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                2005        1.185           1.262                   -
                                                            2004        1.136           1.185                   -
                                                            2003        1.000           1.136                   -

   Equity Income Portfolio (11/99)                          2005        1.218           1.246              27,363
                                                            2004        1.132           1.218               6,969
                                                            2003        1.000           1.132               6,972

Large Cap Portfolio (11/99)                                 2005        1.172           1.247             -
                                                            2004        1.123           1.172             -
                                                            2003        1.000           1.123             -

Managed Allocation Series: Aggressive Portfolio
(6/05)                                                      2005        1.007           1.074             -

Managed Allocation Series: Conservative Portfolio
(5/05)                                                      2005        1.000           1.027             -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.043                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        0.999           1.062                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.008           1.034                   -

Mercury Large Cap Core Portfolio (11/99)                    2005        1.236           1.357                   -
                                                            2004        1.090           1.236                   -
                                                            2003        1.000           1.090                   -

MFS Emerging Growth Portfolio (11/99)                       2005        1.220           1.183                   -
                                                            2004        1.105           1.220                   -
                                                            2003        1.000           1.105                   -

MFS Mid Cap Growth Portfolio (5/00)                         2005        1.264           1.276                   -
                                                            2004        1.132           1.264                   -
                                                            2003        1.000           1.132                   -

MFS Total Return Portfolio (11/99)                          2005        1.177           1.187             109,722
                                                            2004        1.078           1.177              41,109
                                                            2003        1.000           1.078                   -

MFS Value Portfolio (7/04)                                  2005        1.117           1.164                   -
                                                            2004        0.992           1.117                   -

Mondrian International Stock Portfolio (5/00)               2005        1.313           1.408                   -

                                                            2004        1.158           1.313             -
                                                            2003        1.000           1.158             -

Pioneer Fund Portfolio (5/03)                               2005        1.226           1.273             -
                                                            2004        1.127           1.226             -
                                                            2003        1.000           1.127             -

Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.059             -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (6/00)                2005        1.172           1.190              3,647
                                                            2004        1.079           1.172                307
                                                            2003        1.000           1.079                  -

   Strategic Equity Portfolio (11/99)                       2005        1.205           1.204                  -
                                                            2004        1.116           1.205                  -
                                                            2003        1.000           1.116                  -

   Style Focus Series: Small Cap Growth Portfolio (6/05)    2005        1.032           1.132                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.000           1.105                  -

   Travelers Managed Income Portfolio (11/99)               2005        1.036           1.029              4,772
                                                            2004        1.029           1.036                  -
                                                            2003        1.000           1.029                  -

   Van Kampen Enterprise Portfolio (11/99)                  2005        1.148           1.212                  -
                                                            2004        1.128           1.148                  -
                                                            2003        1.000           1.128                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.988           0.990             21,619
                                                            2004        0.997           0.988             21,622
                                                            2003        1.000           0.997                  -

   Smith Barney Aggressive Growth Portfolio (11/99)         2005        1.223           1.337                  -

                                                            2004        1.136           1.223                 -
                                                            2003        1.000           1.136                 -

Smith Barney High Income Portfolio (11/99)                  2005        1.191           1.197             3,844
                                                            2004        1.101           1.191                 -
                                                            2003        1.000           1.101                 -

Smith Barney International All Cap Growth Portfolio
(11/99)                                                     2005        1.354           1.482                 -
                                                            2004        1.173           1.354                 -
                                                            2003        1.000           1.173                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----    -------------   -------------         ---------------
   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.242           1.296                       -
                                                               2004        1.147           1.242                       -
                                                               2003        1.000           1.147                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.148           1.183                  14,223
                                                               2004        1.169           1.148                   7,565
                                                               2003        1.000           1.169                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.252           1.328                  20,292
                                                               2004        1.158           1.252                   6,960
                                                               2003        1.000           1.158                       -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.982           0.989                       -
                                                               2004        0.994           0.982                       -
                                                               2003        1.000           0.994                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.169           1.236                       -
                                                               2004        1.115           1.169                       -
                                                               2003        1.000           1.115                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.397           1.436                   6,229
                                                               2004        1.234           1.397                   6,233
                                                               2003        1.000           1.234                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.288           1.474                   8,741
                                                               2004        1.141           1.288                   8,746
                                                               2003        1.000           1.141                   8,748

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.462           1.690                  22,322
                                                               2004        1.198           1.462                  21,134
                                                               2003        1.000           1.198                       -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
----------------------------------------------------------     ----    -------------   -------------         ---------------
   Capital Appreciation Fund (5/00)                            2005        1.384           1.600                   5,253
                                                               2004        1.183           1.384                   5,256
                                                               2003        0.968           1.183                   5,056
                                                               2002        1.000           0.968                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.219           1.260                   5,955
                                                               2004        1.178           1.219                   5,958
                                                               2003        0.963           1.178                   5,962
                                                               2002        1.000           0.963                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.351           1.382                  87,681
                                                               2004        1.242           1.351                  53,488
                                                               2003        0.960           1.242                   8,543
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.212           1.362                   8,136
                                                               2004        1.144           1.212                   8,147
                                                               2003        0.948           1.144                   8,158
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.446           1.614                 263,482
                                                               2004        1.303           1.446                 234,185
                                                               2003        0.984           1.303                  11,565

                                                               2002        1.000           0.984                       -

Growth Fund - Class 2 Shares (11/99)                           2005        1.415           1.608                 608,837
                                                               2004        1.285           1.415                 542,802
                                                               2003        0.960           1.285                 291,762
                                                               2002        1.000           0.960                       -

Growth-Income Fund - Class 2 Shares (11/99)                    2005        1.358           1.406               1,000,046
                                                               2004        1.258           1.358                 950,041
                                                               2003        0.971           1.258                 704,556
                                                               2002        1.000           0.971                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.694           1.776                  47,056
                                                               2004        1.318           1.694                  47,056
                                                               2003        1.005           1.318                  45,031
                                                               2002        1.000           1.005                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.293                       -
                                                               2004        1.073           1.199                       -
                                                               2003        1.000           1.073                       -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.197           1.290                   1,812
                                                               2004        1.067           1.197                       -
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.027           1.047                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.418           1.454                  58,906
                                                               2004        1.300           1.418                  56,400
                                                               2003        0.969           1.300                  29,124
                                                               2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.341           1.450                 288,138
                                                               2004        1.217           1.341                 292,095
                                                               2003        0.994           1.217                 223,043

                                                               2002        1.000           0.994                       -

Templeton Developing Markets Securities Fund - Class 2
Shares (5/03)                                                  2005        1.757           2.190                  44,244
                                                               2004        1.440           1.757                  50,617
                                                               2003        1.000           1.440                  30,640

Templeton Foreign Securities Fund - Class 2 Shares
(11/99)                                                        2005        1.483           1.598                  65,940
                                                               2004        1.279           1.483                  61,084

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Templeton Foreign Securities Fund - Class 2 Shares          2003        0.989           1.279                  19,323
   (continued)
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.433           1.526                  77,554
                                                               2004        1.262           1.433                  65,648
                                                               2003        0.976           1.262                  36,044
                                                               2002        1.000           0.976                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.267           1.292                 137,911
                                                               2004        1.190           1.267                 130,325
                                                               2003        0.977           1.190                 108,325
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.153           1.157                 201,480
                                                               2004        1.104           1.153                 199,486
                                                               2003        1.010           1.104                 169,179
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.303           1.329                  65,689
                                                               2004        1.208           1.303                  31,447
                                                               2003        0.967           1.208                  14,964
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (11/99)                         2005        1.386           1.421                 244,750
                                                               2004        1.310           1.386                 255,757

                                                               2003        0.966           1.310                 109,298
                                                               2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.527           1.674                  27,542
                                                               2004        1.296           1.527                  25,628
                                                               2003        0.983           1.296                  18,539
                                                               2002        1.000           0.983                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.493           1.519                  28,004
                                                               2004        1.329           1.493                  23,228
                                                               2003        1.000           1.329                   4,528

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.364           1.378                 126,897
                                                               2004        1.238           1.364                  96,031
                                                               2003        1.000           1.238                  60,061

   Mid-Cap Value Portfolio (5/03)                              2005        1.520           1.610                  96,218
                                                               2004        1.253           1.520                  56,353
                                                               2003        1.000           1.253                  25,857

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.110           1.109                 104,374
                                                               2004        1.042           1.110                 168,773
                                                               2003        1.000           1.042                  54,678

   Total Return Portfolio - Administrative Class (5/01)        2005        1.067           1.069                 596,876
                                                               2004        1.040           1.067                 576,706
                                                               2003        1.012           1.040                 514,636
                                                               2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.302           1.366                   4,172
                                                               2004        1.237           1.302                   4,172

                                                               2003        0.958           1.237                   9,165
                                                               2002        1.000           0.958                       -

Putnam VT International Equity Fund - Class IB Shares
(5/01)                                                         2005        1.421           1.560                       -
                                                               2004        1.250           1.421                   2,038
                                                               2003        0.994           1.250                   2,129
                                                               2002        1.000           0.994                       -

Putnam VT Small Cap Value Fund - Class IB Shares (5/01)        2005        1.765           1.848                  31,893
                                                               2004        1.430           1.765                  15,972

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2003        0.977           1.430                  17,788
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.383           1.408                 184,824
                                                               2004        1.305           1.383                 185,914
                                                               2003        0.960           1.305                 145,744
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (11/99)                            2005        1.340           1.396                   5,943
                                                               2004        1.241           1.340                   5,946
                                                               2003        0.958           1.241                       -
                                                               2002        1.000           0.958                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.591           1.632                  62,378
                                                               2004        1.412           1.591                  75,282
                                                               2003        0.970           1.412                  51,166
                                                               2002        1.000           0.970                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.176           1.149                  16,173
                                                               2004        1.163           1.176                   6,295
                                                               2003        0.963           1.163                   6,109
                                                               2002        1.000           0.963                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.269           1.320                  20,272

                                                               2004        1.261           1.269                       -
                                                               2003        0.960           1.261                       -
                                                               2002        1.000           0.960                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.300           1.339               1,005,196
                                                               2004        1.246           1.300               1,120,270
                                                               2003        0.969           1.246                 559,967
                                                               2002        1.000           0.969                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR            END OF YEAR
----------------------------------------------------------     ----    -------------   -------------         ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth     2005        1.200           1.224               1,377,552
   and Value (10/02)
                                                               2004        1.168           1.200               1,374,620
                                                               2003        0.979           1.168               1,016,318
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.336           1.392                 621,873
                                                               2004        1.239           1.336                 294,992
                                                               2003        0.962           1.239                       -
                                                               2002        1.000           0.962                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.267           1.284                  68,969
                                                               2004        1.213           1.267                  68,535
                                                               2003        0.961           1.213                       -
                                                               2002        1.000           0.961                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.274           1.355                  76,662
                                                               2004        1.223           1.274                  74,577
                                                               2003        0.967           1.223                  55,722
                                                               2002        1.000           0.967                       -

   Equity Income Portfolio (11/99)                             2005        1.322           1.351                  70,507
                                                               2004        1.230           1.322                  51,434
                                                               2003        0.958           1.230                  35,368
                                                               2002        1.000           0.958                       -

Large Cap Portfolio (11/99)                                    2005        1.228           1.306                   8,717
                                                               2004        1.179           1.228                   5,234
                                                               2003        0.966           1.179                   5,013
                                                               2002        1.000           0.966                       -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.007           1.074                       -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.027                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----    -------------   -------------         ---------------
Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.042                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        0.999           1.061                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.007           1.034                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.308           1.433                 141,770
                                                               2004        1.153           1.308                 143,975
                                                               2003        0.973           1.153                 116,827
                                                               2002        1.000           0.973                       -

MFS Emerging Growth Portfolio (11/99)                          2005        1.353           1.311                       -
                                                               2004        1.227           1.353                  50,553
                                                               2003        0.971           1.227                  43,740
                                                               2002        1.000           0.971                       -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.457           1.469                  45,898
                                                               2004        1.306           1.457                       -
                                                               2003        0.974           1.306                       -
                                                               2002        1.000           0.974                       -

MFS Total Return Portfolio (11/99)                             2005        1.225           1.234                 381,492
                                                               2004        1.124           1.225                 348,726
                                                               2003        0.986           1.124                 116,554
                                                               2002        1.000           0.986                       -

MFS Value Portfolio (7/04)                                     2005        1.116           1.163                   6,545
                                                               2004        0.992           1.116                       -

Mondrian International Stock Portfolio (5/00)                  2005        1.426           1.528                  48,397
                                                               2004        1.259           1.426                  47,726
                                                               2003        1.001           1.259                   3,059
                                                               2002        1.000           1.001                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.316           1.364                  28,836
                                                               2004        1.210           1.316                  28,853
                                                               2003        1.000           1.210                   1,879

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----    -------------   -------------         ---------------
Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.058                       -

Pioneer Strategic Income Portfolio (6/00)                      2005        1.280           1.298                   8,500
                                                               2004        1.179           1.280                   3,608
                                                               2003        1.008           1.179                       -
                                                               2002        1.000           1.008                       -

Strategic Equity Portfolio (11/99)                             2005        1.355           1.353                  90,468
                                                               2004        1.257           1.355                  90,472
                                                               2003        0.969           1.257                   4,218
                                                               2002        1.000           0.969                       -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.032           1.132                       -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.104                       -

Travelers Managed Income Portfolio (11/99)                     2005        1.082           1.073                 296,846
                                                               2004        1.076           1.082                 297,600
                                                               2003        1.014           1.076                 267,025
                                                               2002        1.000           1.014                       -

Van Kampen Enterprise Portfolio (11/99)                        2005        1.206           1.272                       -
                                                               2004        1.187           1.206                       -
                                                               2003        0.966           1.187                       -
                                                               2002        1.000           0.966                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.987           0.988                 105,280
                                                               2004        0.997           0.987                  71,789
                                                               2003        1.000           0.997                  30,870

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.346           1.470                 331,153
                                                               2004        1.251           1.346                 333,858
                                                               2003        0.951           1.251                 177,260
                                                               2002        1.000           0.951                       -

   Smith Barney High Income Portfolio (11/99)                  2005        1.358           1.363                 592,813
                                                               2004        1.256           1.358                 550,689

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------            ----    -------------   -------------         ---------------
Smith Barney High Income Portfolio  (continued)                2003        1.007           1.256                 282,296
                                                               2002        1.000           1.007                       -

Smith Barney International All Cap Growth Portfolio
(11/99)                                                        2005        1.417           1.549                   2,008
                                                               2004        1.229           1.417                   2,008
                                                               2003        0.986           1.229                       -
                                                               2002        1.000           0.986                       -

Smith Barney Large Cap Value Portfolio (11/99)                 2005        1.309           1.364                  23,886
                                                               2004        1.210           1.309                  23,907
                                                               2003        0.969           1.210                  23,931
                                                               2002        1.000           0.969                       -

Smith Barney Large Capitalization Growth Portfolio
(11/99)                                                        2005        1.341           1.380                 186,768
                                                               2004        1.366           1.341                 198,544
                                                               2003        0.946           1.366                 106,645
                                                               2002        1.000           0.946                       -

Smith Barney Mid Cap Core Portfolio (11/99)                    2005        1.339           1.419                  42,942
                                                               2004        1.240           1.339                  42,958
                                                               2003        0.977           1.240                  27,736
                                                               2002        1.000           0.977                       -

Smith Barney Money Market Portfolio (11/99)                    2005        0.971           0.977                  37,008
                                                               2004        0.984           0.971                  35,476

                                                               2003        0.999           0.984                  17,168
                                                               2002        1.000           0.999                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.251           1.321                  25,581
                                                               2004        1.195           1.251                  28,191
                                                               2003        0.959           1.195                  27,256
                                                               2002        1.000           0.959                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.531           1.571                  65,581
                                                               2004        1.353           1.531                  68,766

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----    -------------   -------------         ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.974           1.353                  18,794
                                                               2002        1.000           0.974                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.405           1.606                 111,224
                                                               2004        1.245           1.405                 123,753
                                                               2003        0.991           1.245                  55,188
                                                               2002        1.000           0.991                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.626           1.878                  71,714
                                                               2004        1.334           1.626                  47,123
                                                               2003        0.986           1.334                       -
                                                               2002        1.000           0.986                       -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class
II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.

On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small - Mid Cap Growth Securities Fund - Class 2 is no longer available to new contract owners.

Salomon Brothers All Cap Fund - Class I is no longer available to new contract owners.

Salomon Brothers Small Cap Growth Fund - Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen Emerging Growth Portfolio - Class I shares is no longer available to new contract owners.

                            PORTFOLIO ARCHITECT XTRA

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------      ----    -------------   -------------         ---------------
   Capital Appreciation Fund (5/00)                            2005        0.576           0.670                  61,171
                                                               2004        0.490           0.576                   5,194
                                                               2003        0.398           0.490                   5,201
                                                               2002        0.540           0.398                  73,462
                                                               2001        1.000           0.540                  63,779

   High Yield Bond Trust (6/04)                                2005        1.068           1.065                       -
                                                               2004        0.998           1.068                       -

   Managed Assets Trust (6/04)                                 2005        1.077           1.100                       -
                                                               2004        1.009           1.077                       -

   Money Market Portfolio (10/97)                              2005        1.137           1.151                 263,728
                                                               2004        1.144           1.137                 358,163
                                                               2003        1.153           1.144                 403,387

                                                               2002        1.156           1.153                 489,209
                                                               2001        1.000           1.156                 409,277

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.777           0.808                  26,568
                                                               2004        0.747           0.777                  26,582
                                                               2003        0.607           0.747                  47,692
                                                               2002        0.884           0.607                  66,257
                                                               2001        1.000           0.884                  38,368

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.663           0.749                 587,791
                                                               2004        0.622           0.663                 435,517
                                                               2003        0.512           0.622                 526,492
                                                               2002        0.752           0.512                 553,711
                                                               2001        1.000           0.752                 472,388

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.098           1.233                 362,506
                                                               2004        0.983           1.098                 259,242
                                                               2003        0.738           0.983                 186,566

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----    -------------   -------------         ---------------
   Global Growth Fund - Class 2 Shares (continued)             2002        0.879           0.738                 225,675
                                                               2001        0.996           0.879                  39,649

   Growth Fund - Class 2 Shares (11/99)                        2005        1.089           1.245                 817,588
                                                               2004        0.984           1.089                 822,055
                                                               2003        0.731           0.984                 716,651
                                                               2002        0.983           0.731                 665,207
                                                               2001        1.091           0.983                 507,376

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.261           1.314                 593,898
                                                               2004        1.161           1.261                 692,311
                                                               2003        0.891           1.161                 677,603
                                                               2002        1.109           0.891                 637,610
                                                               2001        1.124           1.109                 176,771

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.002           1.261                  44,890
                                                               2004        0.815           1.002                   5,059
                                                               2003        0.579           0.815                   5,064
                                                               2002        0.666           0.579                   5,070
                                                               2001        1.000           0.666                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        2.204           2.325                  68,548
                                                               2004        1.704           2.204                  68,141
                                                               2003        1.292           1.704                  62,491

                                                               2002        1.256           1.292                  39,432
                                                               2001        1.000           1.256                   6,450

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        0.881           0.905                  25,634
                                                               2004        0.852           0.881                  26,540
                                                               2003        0.715           0.852                  27,168
                                                               2002        0.872           0.715                  27,763
                                                               2001        1.000           0.872                   2,817

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.078           1.122                  26,301
                                                               2004        0.984           1.078                  25,016
                                                               2003        0.759           0.984                  23,617

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares  (continued)                                         2002        0.954           0.759                  21,685
                                                               2001        1.000           0.954                   1,380

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.207           1.309                       -
                                                               2004        1.074           1.207                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.205           1.306                  19,564
                                                               2004        1.067           1.205                  14,089
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.152           1.253                  84,767
                                                               2004        1.039           1.152                  61,625
                                                               2003        0.844           1.039                  80,317
                                                               2002        1.000           0.844                  63,760

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.775           2.226                       -
                                                               2004        1.446           1.775                       -
                                                               2003        1.000           1.446                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.074           1.165                 643,897
                                                               2004        0.921           1.074                 490,264
                                                               2003        0.708           0.921                 362,736
                                                               2002        0.883           0.708                 363,371

                                                               2001        1.031           0.883                 372,306

Templeton Growth Securities Fund - Class 2 Shares (6/02)       2005        1.174           1.258                  22,978
                                                               2004        1.028           1.174                       -
                                                               2003        0.791           1.028                       -
                                                               2002        1.000           0.791                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        0.855           0.877                  67,852
                                                               2004        0.788           0.855                 135,502
                                                               2003        0.627           0.788                 143,048
                                                               2002        0.820           0.627                  50,016
                                                               2001        1.000           0.820                  18,820

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/02)                                             2005        1.120           1.211                       -
                                                               2004        1.043           1.120                  25,323
                                                               2003        0.757           1.043                  25,323
                                                               2002        1.000           0.757                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.092           1.114                       -
                                                               2004        1.024           1.092                       -
                                                               2003        0.799           1.024                       -
                                                               2002        1.000           0.799                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        0.997           1.056                  45,236
                                                               2004        0.935           0.997                  45,244
                                                               2003        0.836           0.935                  61,559
                                                               2002        0.910           0.836                  82,622
                                                               2001        1.000           0.910                  37,431

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        0.900           0.995                  27,169
                                                               2004        0.801           0.900                  27,169

                                                               2003        0.645           0.801                  27,169
                                                               2002        0.930           0.645                  25,111
                                                               2001        1.000           0.930                  17,231

Global Technology Portfolio - Service Shares (5/00)            2005        0.344           0.377                  33,528
                                                               2004        0.347           0.344                 103,432
                                                               2003        0.241           0.347                 103,432
                                                               2002        0.414           0.241                  33,528
                                                               2001        1.000           0.414                  33,528

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Worldwide Growth Portfolio - Service Shares (5/00)          2005        0.557           0.578                  53,652
                                                               2004        0.541           0.557                  53,290
                                                               2003        0.444           0.541                  56,129
                                                               2002        0.608           0.444                  51,596
                                                               2001        1.000           0.608                  43,088

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.508           1.544                   3,347
                                                               2004        1.334           1.508                  65,979
                                                               2003        1.000           1.334                  62,628

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.378           1.400                       -
                                                               2004        1.243           1.378                       -
                                                               2003        1.000           1.243                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.536           1.636                  64,733
                                                               2004        1.258           1.536                  50,181
                                                               2003        1.000           1.258                  44,319

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.072           1.116                       -
                                                               2004        1.037           1.072                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.122           1.127                 101,465
                                                               2004        1.046           1.122                   9,383

                                                               2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.204           1.214                 350,967
                                                               2004        1.167           1.204                 655,940
                                                               2003        1.129           1.167                 668,500
                                                               2002        1.051           1.129                 428,795
                                                               2001        1.000           1.051                 133,797

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.767           0.810                  11,374
                                                               2004        0.724           0.767                  11,387
                                                               2003        0.558           0.724                  34,347

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR            END OF YEAR
----------------------------------------------------------     ----    -------------   -------------         ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
   (continued)                                                 2002        0.805           0.558                  35,744
                                                               2001        1.000           0.805                  20,652

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.003           1.108                  13,188
                                                               2004        0.877           1.003                  13,200
                                                               2003        0.694           0.877                  12,398
                                                               2002        0.856           0.694                  12,408
                                                               2001        1.000           0.856                  12,419

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.599           1.685                 120,081
                                                               2004        1.288           1.599                  62,695
                                                               2003        0.874           1.288                  65,416
                                                               2002        1.087           0.874                  99,145
                                                               2001        1.000           1.087                  19,095

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.299           1.330                 318,767
                                                               2004        1.219           1.299                 364,905
                                                               2003        0.891           1.219                 390,414
                                                               2002        1.208           0.891                 338,073
                                                               2001        1.000           1.208                 267,374

   Investors Fund - Class I (11/99)                            2005        1.165           1.221                 227,875
                                                               2004        1.072           1.165                 243,422
                                                               2003        0.823           1.072                 295,422

                                                               2002        1.087           0.823                 166,026
                                                               2001        1.000           1.087                 118,438

Large Cap Growth Fund - Class I (9/02)                         2005        1.124           1.164                       -
                                                               2004        1.137           1.124                       -
                                                               2003        0.799           1.137                       -
                                                               2002        1.000           0.799                       -

Small Cap Growth Fund - Class I (11/99)                        2005        1.361           1.405                  15,629
                                                               2004        1.201           1.361                  15,192
                                                               2003        0.820           1.201                  13,436

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------                ----    -------------   -------------         ---------------
   Small Cap Growth Fund - Class I  (continued)                2002        1.276           0.820                  28,961
                                                               2001        1.000           1.276                  15,650

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.862           0.923                       -
                                                               2004        0.823           0.862                       -
                                                               2003        0.646           0.823                  19,478
                                                               2002        0.863           0.646                       -
                                                               2001        1.000           0.863                       -

   Convertible Securities Portfolio (6/00)                     2005        1.194           1.179                 133,806
                                                               2004        1.141           1.194                 197,549
                                                               2003        0.919           1.141                 186,438
                                                               2002        1.003           0.919                 123,805
                                                               2001        1.000           1.003                  57,457

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.259           1.393                  58,517
                                                               2004        1.098           1.259                  58,496
                                                               2003        0.834           1.098                  55,894
                                                               2002        0.990           0.834                  92,994
                                                               2001        1.000           0.990                  30,415

   Equity Income Portfolio (11/99)                             2005        1.231           1.266                 206,627
                                                               2004        1.138           1.231                 220,797
                                                               2003        0.882           1.138                 263,231

                                                               2002        1.041           0.882                 179,228
                                                               2001        1.000           1.041                 147,790

Federated High Yield Portfolio (6/00)                          2005        1.254           1.266                 172,196
                                                               2004        1.154           1.254                 136,921
                                                               2003        0.958           1.154                 148,818
                                                               2002        0.939           0.958                  32,221
                                                               2001        1.000           0.939                  31,439

Federated Stock Portfolio (5/00)                               2005        1.136           1.177                   1,155
                                                               2004        1.044           1.136                   1,159
                                                               2003        0.831           1.044                  10,046
                                                               2002        1.047           0.831                   9,762
                                                               2001        1.000           1.047                   1,279

Large Cap Portfolio (11/99)                                    2005        0.755           0.808                 172,921
                                                               2004        0.720           0.755                 180,057
                                                               2003        0.587           0.720                 179,411
                                                               2002        0.773           0.587                 177,655
                                                               2001        1.000           0.773                 129,126

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.007           1.077                       -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.031                       -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.046                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        0.999           1.065                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.008           1.037                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        0.808           0.891                  18,532
                                                               2004        0.709           0.808                  19,382
                                                               2003        0.594           0.709                  19,501
                                                               2002        0.807           0.594                  18,731
                                                               2001        1.000           0.807                  60,196

MFS Emerging Growth Portfolio (11/99)                          2005        0.647           0.628                       -
                                                               2004        0.583           0.647                 101,167
                                                               2003        0.459           0.583                 110,668
                                                               2002        0.709           0.459                 116,020
                                                               2001        1.000           0.709                  60,909

MFS Mid Cap Growth Portfolio (5/00)                            2005        0.561           0.569                 164,440
                                                               2004        0.500           0.561                  43,464
                                                               2003        0.371           0.500                  39,281
                                                               2002        0.736           0.371                  34,171
                                                               2001        1.000           0.736                  29,507

MFS Total Return Portfolio (11/99)                             2005        1.332           1.350                 503,733
                                                               2004        1.214           1.332                 536,015
                                                               2003        1.059           1.214                 539,413
                                                               2002        1.136           1.059                 498,176
                                                               2001        1.000           1.136                 418,483

MFS Value Portfolio (7/04)                                     2005        1.121           1.174                       -
                                                               2004        0.994           1.121                       -

Mondrian International Stock Portfolio (5/00)                  2005        0.846           0.912                  23,507
                                                               2004        0.743           0.846                  23,976
                                                               2003        0.587           0.743                  24,841

                                                               2002        0.685           0.587                  25,850
                                                               2001        1.000           0.685                  25,867

Pioneer Fund Portfolio (5/03)                                  2005        1.329           1.386                       -
                                                               2004        1.215           1.329                       -
                                                               2003        1.000           1.215                       -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.062                       -

Pioneer Strategic Income Portfolio (6/00)                      2005        1.363           1.390                  72,521
                                                               2004        1.248           1.363                  15,251
                                                               2003        1.061           1.248                  25,250
                                                               2002        1.018           1.061                  27,197
                                                               2001        1.000           1.018                   8,403

Strategic Equity Portfolio (11/99)                             2005        0.731           0.734                  58,711
                                                               2004        0.674           0.731                  95,314
                                                               2003        0.517           0.674                 219,977
                                                               2002        0.790           0.517                 213,950
                                                               2001        1.000           0.790                 300,275

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.032           1.136                       -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.108                       -

Travelers Quality Bond Portfolio (5/00)                        2005        1.233           1.234                  24,490
                                                               2004        1.213           1.233                  48,503
                                                               2003        1.152           1.213                  69,321
                                                               2002        1.107           1.152                  54,866
                                                               2001        1.000           1.107                  97,909

   U.S. Government Securities Portfolio (6/04)                 2005        1.051           1.079                       -
                                                               2004        0.990           1.051                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.994           1.002                  59,269
                                                               2004        0.999           0.994                       -
                                                               2003        1.000           0.999                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.076           1.102                   7,430
                                                               2004        0.931           1.076                   8,855
                                                               2003        0.723           0.931                  27,498
                                                               2002        0.912           0.723                  26,178
                                                               2001        1.000           0.912                       -

   Enterprise Portfolio - Class II Shares (6/01)               2005        0.794           0.843                       -
                                                               2004        0.777           0.794                       -
                                                               2003        0.628           0.777                       -
                                                               2002        0.907           0.628                       -
                                                               2001        1.000           0.907                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.011           1.161                 214,332
                                                               2004        0.892           1.011                 289,477
                                                               2003        0.707           0.892                 235,695
                                                               2002        0.795           0.707                 184,568
                                                               2001        1.000           0.795                  21,463

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (8/01)                                                      2005        0.939           1.115                       -
                                                               2004        0.942           0.939                       -

                                                               2003        0.766           0.942                  16,123
                                                               2002        0.842           0.766                  16,801
                                                               2001        1.000           0.842                       -

Mid Cap Portfolio - Service Class 2 (5/01)                     2005        1.518           1.763                  41,237
                                                               2004        1.237           1.518                  44,749
                                                               2003        0.909           1.237                  53,053
                                                               2002        1.027           0.909                  16,792
                                                               2001        1.000           1.027                       -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----    -------------   -------------         ---------------
   Capital Appreciation Fund (5/00)                            2005        0.575           0.669               2,658,924
                                                               2004        0.489           0.575               2,729,895
                                                               2003        0.398           0.489               2,896,937
                                                               2002        0.539           0.398               4,241,626
                                                               2001        0.741           0.539               5,279,528
                                                               2000        1.000           0.741               4,763,562

   High Yield Bond Trust (6/04)                                2005        1.068           1.065                 199,785
                                                               2004        0.998           1.068                  20,544

   Managed Assets Trust (6/04)                                 2005        1.077           1.100                   8,371
                                                               2004        1.009           1.077                   8,371

   Money Market Portfolio (10/97)                              2005        1.129           1.144               2,308,719
                                                               2004        1.136           1.129               2,441,789
                                                               2003        1.145           1.136               2,806,624
                                                               2002        1.148           1.145               3,881,409
                                                               2001        1.124           1.148               2,937,481
                                                               2000        1.076           1.124               2,772,218

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.777           0.808                 612,796
                                                               2004        0.747           0.777                 622,723
                                                               2003        0.607           0.747                 669,878
                                                               2002        0.884           0.607                 647,408

                                                               2001        1.000           0.884                 672,046

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.661           0.747              14,626,122
                                                               2004        0.620           0.661              17,458,468
                                                               2003        0.511           0.620              20,231,448
                                                               2002        0.750           0.511              23,790,186
                                                               2001        0.923           0.750              29,036,887
                                                               2000        1.127           0.923              28,034,507

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.095           1.229              19,285,993
                                                               2004        0.980           1.095              19,534,649
                                                               2003        0.736           0.980              19,281,519
                                                               2002        0.877           0.736              18,146,401
                                                               2001        1.039           0.877              18,176,320

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----    -------------   -------------         ---------------
   Global Growth Fund - Class 2 Shares  (continued)            2000        1.301           1.039              17,191,023
                                                               1999        1.000           1.301               1,335,904

   Growth Fund - Class 2 Shares (11/99)                        2005        1.086           1.242              36,160,240
                                                               2004        0.981           1.086              37,953,580
                                                               2003        0.728           0.981              39,131,474
                                                               2002        0.980           0.728              37,722,692
                                                               2001        1.217           0.980              38,023,813
                                                               2000        1.183           1.217              27,954,276
                                                               1999        1.000           1.183               4,513,981

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.258           1.310              30,202,180
                                                               2004        1.158           1.258              31,453,754
                                                               2003        0.888           1.158              31,844,180
                                                               2002        1.105           0.888              29,371,372
                                                               2001        1.095           1.105              27,111,322
                                                               2000        1.031           1.095              18,696,964
                                                               1999        1.000           1.031               2,847,709

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.000           1.259                 186,364
                                                               2004        0.813           1.000                 209,683
                                                               2003        0.578           0.813                 176,933
                                                               2002        0.664           0.578                 191,348
                                                               2001        0.747           0.664                 206,344

                                                               2000        1.000           0.747                  79,044

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        2.200           2.320                 285,298
                                                               2004        1.701           2.200                 209,914
                                                               2003        1.290           1.701                 223,691
                                                               2002        1.254           1.290                 468,581
                                                               2001        1.171           1.254                 208,173
                                                               2000        1.000           1.171                 156,666

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        0.880           0.904                 318,431
                                                               2004        0.851           0.880                 362,735
                                                               2003        0.713           0.851                 408,473
                                                               2002        0.870           0.713                 406,091

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------          ----    -------------   -------------         ---------------
Dreyfus VIF - Appreciation Portfolio - Initial Shares
(continued)                                                    2001        0.975           0.870                 411,354
                                                               2000        1.000           0.975                 173,282

Dreyfus VIF - Developing Leaders Portfolio - Initial
Shares (5/00)                                                  2005        1.076           1.120               1,062,941
                                                               2004        0.982           1.076               1,212,831

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares  (continued)                                         2003        0.758           0.982               1,466,342
                                                               2002        0.952           0.758               1,416,832
                                                               2001        1.030           0.952               1,341,650
                                                               2000        1.000           1.030                 729,351

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.207           1.309                 213,917
                                                               2004        1.074           1.207                  62,688
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.205           1.306                 146,198
                                                               2004        1.067           1.205                  47,630
                                                               2003        1.000           1.067                  15,770

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.152           1.253               2,085,945
                                                               2004        1.039           1.152               1,872,962
                                                               2003        0.844           1.039               1,312,095
                                                               2002        1.000           0.844                 528,176

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.775           2.226                 753,422
                                                               2004        1.446           1.775                 431,376
                                                               2003        1.000           1.446                 176,686

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.071           1.162               6,722,221
                                                               2004        0.918           1.071               6,539,777

                                                               2003        0.706           0.918               6,430,070
                                                               2002        0.881           0.706               6,448,965
                                                               2001        1.065           0.881               6,421,300
                                                               2000        1.109           1.065               4,608,384
                                                               1999        1.000           1.109                 940,873

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.174           1.258                 903,404
                                                               2004        1.028           1.174                 248,943
                                                               2003        0.791           1.028                 120,308
                                                               2002        1.000           0.791                  31,749

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        0.853           0.875               6,345,475
                                                               2004        0.786           0.853               7,817,980
                                                               2003        0.625           0.786               8,846,088
                                                               2002        0.818           0.625               9,715,715
                                                               2001        0.949           0.818               8,473,335
                                                               2000        1.063           0.949               4,565,965

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/02)                                             2005        1.120           1.211                 260,253
                                                               2004        1.043           1.120                 177,203
                                                               2003        0.757           1.043                 150,691
                                                               2002        1.000           0.757                  15,996

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.092           1.114                  87,847
                                                               2004        1.024           1.092                 108,010
                                                               2003        0.799           1.024                 105,948
                                                               2002        1.000           0.799                  10,171

Janus Aspen Series

   Balanced Portfolio - Service Shares (5/00)                  2005        0.995           1.054               1,014,426
                                                               2004        0.934           0.995               1,066,469
                                                               2003        0.834           0.934               1,105,106
                                                               2002        0.908           0.834               1,003,351
                                                               2001        0.971           0.908                 886,354
                                                               2000        1.000           0.971                 587,392

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        0.898           0.993                 419,366
                                                               2004        0.799           0.898                 545,448
                                                               2003        0.643           0.799                 581,258
                                                               2002        0.928           0.643                 667,607
                                                               2001        1.133           0.928                 784,602
                                                               2000        1.000           1.133                 824,538

   Global Technology Portfolio - Service Shares (5/00)         2005        0.343           0.377                 572,273
                                                               2004        0.347           0.343                 619,679
                                                               2003        0.240           0.347                 717,237
                                                               2002        0.414           0.240                 712,511
                                                               2001        0.671           0.414                 936,653
                                                               2000        1.000           0.671                 948,697

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        0.556           0.577                 749,088
                                                               2004        0.540           0.556               1,102,102
                                                               2003        0.444           0.540               1,239,219
                                                               2002        0.607           0.444               1,331,685
                                                               2001        0.797           0.607               2,535,231
                                                               2000        1.000           0.797               2,920,931

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.508           1.544                 561,389

                                                               2004        1.334           1.508                 364,644
                                                               2003        1.000           1.334                 186,971

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.378           1.400                 936,461
                                                               2004        1.243           1.378                 809,362
                                                               2003        1.000           1.243                 229,799

   Mid-Cap Value Portfolio (5/03)                              2005        1.536           1.636               1,372,077
                                                               2004        1.258           1.536                 979,299
                                                               2003        1.000           1.258                 495,913

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.072           1.116                       -
                                                               2004        1.037           1.072                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.122           1.127               1,537,058
                                                               2004        1.046           1.122               1,221,214
                                                               2003        1.000           1.046                 462,507

   Total Return Portfolio - Administrative Class (5/01)        2005        1.204           1.214              14,134,110
                                                               2004        1.167           1.204              14,780,009
                                                               2003        1.129           1.167              16,838,317
                                                               2002        1.051           1.129              18,004,391
                                                               2001        1.000           1.051               4,242,977

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.767           0.810                 177,501
                                                               2004        0.724           0.767                 181,548
                                                               2003        0.558           0.724                 175,579

                                                               2002        0.805           0.558                 197,673
                                                               2001        1.000           0.805                 124,658

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.003           1.108                 986,287
                                                               2004        0.877           1.003               1,233,206
                                                               2003        0.694           0.877               1,354,191
                                                               2002        0.856           0.694               1,800,769
                                                               2001        1.000           0.856                 749,754

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.599           1.685               2,065,988
                                                               2004        1.288           1.599               1,944,449
                                                               2003        0.874           1.288               1,886,162
                                                               2002        1.087           0.874               2,220,650
                                                               2001        1.000           1.087                 839,211

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.296           1.327               7,391,810
                                                               2004        1.215           1.296               8,771,738
                                                               2003        0.888           1.215               9,793,869
                                                               2002        1.204           0.888              10,775,602
                                                               2001        1.032           1.204               8,547,628

   Investors Fund - Class I (11/99)                            2005        1.162           1.218               3,326,998
                                                               2004        1.069           1.162               4,126,063
                                                               2003        0.821           1.069               4,429,588
                                                               2002        1.084           0.821               4,799,603
                                                               2001        1.150           1.084               4,504,340
                                                               2000        1.000           1.150               1,547,583

   Large Cap Growth Fund - Class I (9/02)                      2005        1.124           1.164                 248,863

                                                               2004        1.137           1.124                  51,428
                                                               2003        0.799           1.137                  54,361
                                                               2002        1.000           0.799                  35,399

   Small Cap Growth Fund - Class I (11/99)                     2005        1.357           1.401               2,032,093
                                                               2004        1.198           1.357               2,216,423
                                                               2003        0.817           1.198               2,308,032
                                                               2002        1.272           0.817               2,406,334
                                                               2001        1.394           1.272               2,141,864
                                                               2000        1.000           1.394               1,757,555

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.862           0.923                 425,111
                                                               2004        0.823           0.862                 440,180
                                                               2003        0.646           0.823                 497,831
                                                               2002        0.863           0.646                 355,655
                                                               2001        1.000           0.863                 295,944

   Convertible Securities Portfolio (6/00)                     2005        1.192           1.177                 686,186
                                                               2004        1.139           1.192                 796,306
                                                               2003        0.917           1.139                 931,975
                                                               2002        1.002           0.917                 917,113
                                                               2001        1.026           1.002                 729,396
                                                               2000        1.000           1.026                 201,003

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.256           1.390                 498,805
                                                               2004        1.096           1.256                 546,523
                                                               2003        0.833           1.096                 537,382
                                                               2002        0.988           0.833                 622,049
                                                               2001        1.046           0.988                 517,427
                                                               2000        1.000           1.046                 114,999

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------- ------  --------------   -------------     ---------------
Equity Income Portfolio (11/99)                             2005        1.228           1.262            5,616,164
                                                            2004        1.135           1.228            5,913,660
                                                            2003        0.879           1.135            5,904,217
                                                            2002        1.038           0.879            5,817,969
                                                            2001        1.130           1.038            5,670,567
                                                            2000        1.052           1.130            3,655,356

Federated High Yield Portfolio (6/00)                       2005        1.252           1.263              296,133
                                                            2004        1.152           1.252              475,283
                                                            2003        0.956           1.152              651,192
                                                            2002        0.937           0.956            1,035,531
                                                            2001        0.934           0.937              490,815
                                                            2000        1.000           0.934              137,160

Federated Stock Portfolio (5/00)                            2005        1.134           1.175              204,112
                                                            2004        1.042           1.134              219,478
                                                            2003        0.830           1.042              200,695
                                                            2002        1.045           0.830              148,619
                                                            2001        1.045           1.045               82,221
                                                            2000        1.000           1.045               63,079

Large Cap Portfolio (11/99)                                 2005        0.753           0.805            4,571,202
                                                            2004        0.718           0.753            5,226,240
                                                            2003        0.585           0.718            5,685,645

                                                            2002        0.771           0.585            5,323,665
                                                            2001        0.947           0.771            6,056,750
                                                            2000        1.125           0.947            4,871,712

Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.077                    -

Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.031              501,967

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.046              312,286

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                            2005        0.999           1.065              293,220

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.008           1.037              642,758

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------- ------  --------------   -------------     ---------------
Mercury Large Cap Core Portfolio (11/99)                    2005        0.806           0.889            4,211,631
                                                            2004        0.707           0.806            4,709,694
                                                            2003        0.593           0.707            5,233,477
                                                            2002        0.805           0.593            5,820,389
                                                            2001        1.055           0.805            6,519,866
                                                            2000        1.135           1.055            5,293,596

MFS Emerging Growth Portfolio (11/99)                       2005        0.645           0.626                    -
                                                            2004        0.581           0.645            6,861,024
                                                            2003        0.457           0.581            8,163,696
                                                            2002        0.707           0.457            9,263,540
                                                            2001        1.126           0.707           11,423,573
                                                            2000        1.432           1.126           11,797,938

MFS Mid Cap Growth Portfolio (5/00)                         2005        0.560           0.568            7,662,188
                                                            2004        0.499           0.560            1,478,253
                                                            2003        0.370           0.499            1,596,673
                                                            2002        0.735           0.370            1,768,966
                                                            2001        0.978           0.735            1,549,655
                                                            2000        1.000           0.978              805,876

MFS Total Return Portfolio (11/99)                          2005        1.328           1.346           16,014,386
                                                            2004        1.211           1.328           18,088,224
                                                            2003        1.056           1.211           18,653,914

                                                            2002        1.132           1.056           17,726,342
                                                            2001        1.151           1.132           15,105,160
                                                            2000        1.002           1.151            6,755,149

MFS Value Portfolio (7/04)                                  2005        1.121           1.174              347,774
                                                            2004        0.994           1.121              187,778

Mondrian International Stock Portfolio (5/00)               2005        0.845           0.910            1,296,681
                                                            2004        0.742           0.845            1,560,195
                                                            2003        0.586           0.742              740,372
                                                            2002        0.684           0.586              456,329
                                                            2001        0.942           0.684              559,918
                                                            2000        1.000           0.942              154,822

Pioneer Fund Portfolio (5/03)                               2005        1.329           1.386               62,762
                                                            2004        1.215           1.329               61,089
                                                            2003        1.000           1.215               39,407

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------- ------  --------------   -------------     ---------------
   Pioneer Mid Cap Value Portfolio (5/05)                    2005        1.000           1.062              24,552

   Pioneer Strategic Income Portfolio (6/00)                 2005        1.360           1.388             954,234
                                                             2004        1.246           1.360             173,019
                                                             2003        1.059           1.246              70,780
                                                             2002        1.016           1.059              74,246
                                                             2001        0.991           1.016             299,331
                                                             2000        1.000           0.991              74,942

   Strategic Equity Portfolio (11/99)                        2005        0.729           0.732          10,540,702
                                                             2004        0.672           0.729          12,016,100
                                                             2003        0.515           0.672          13,185,712
                                                             2002        0.788           0.515          14,018,634
                                                             2001        0.925           0.788          18,452,438
                                                             2000        1.149           0.925          15,213,070

   Style Focus Series: Small Cap Growth Portfolio (6/05)     2005        1.032           1.136                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)      2005        1.000           1.108                   -

   Travelers Quality Bond Portfolio (5/00)                   2005        1.231           1.231             741,435
                                                             2004        1.211           1.231             810,254
                                                             2003        1.150           1.211           1,210,032
                                                             2002        1.105           1.150           1,913,513
                                                             2001        1.048           1.105           2,064,167

                                                               2000        1.000           1.048           1,180,840

   U.S. Government Securities Portfolio (6/04)                 2005        1.051           1.079              33,804
                                                               2004        0.990           1.051                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        0.994           1.002             740,724
                                                               2004        0.999           0.994             307,514
                                                               2003        1.000           0.999                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.076           1.102             640,884
                                                               2004        0.931           1.076             625,967
                                                               2003        0.723           0.931             561,593

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------- ------  --------------   -------------     ---------------
   Comstock Portfolio - Class II Shares  (continued)         2002        0.912           0.723             700,496
                                                             2001        1.000           0.912             221,448

   Enterprise Portfolio - Class II Shares (6/01)             2005        0.794           0.843              33,959
                                                             2004        0.777           0.794              51,442
                                                             2003        0.628           0.777              69,573
                                                             2002        0.907           0.628             135,032
                                                             2001        1.000           0.907               5,757

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)           2005        1.009           1.159           1,227,474
                                                             2004        0.891           1.009           1,035,330
                                                             2003        0.706           0.891             935,155
                                                             2002        0.793           0.706           1,054,469
                                                             2001        0.921           0.793             829,809
                                                             2000        1.000           0.921             453,646

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/01)                                            2005        0.939           1.115              25,594
                                                             2004        0.942           0.939              29,476
                                                             2003        0.766           0.942              26,125
                                                             2002        0.842           0.766              24,619
                                                             2001        1.000           0.842               6,006

   Mid Cap Portfolio - Service Class 2 (5/01)                2005        1.518           1.763           1,983,789
                                                             2004        1.237           1.518           1,776,115
                                                             2003        0.909           1.237           1,361,791
                                                             2002        1.027           0.909             910,419
                                                             2001        1.000           1.027              38,047

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------- ------  --------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                          2005        1.348           1.567              13,149
                                                             2004        1.147           1.348                   -
                                                             2003        1.000           1.147                   -

   High Yield Bond Trust (6/04)                              2005        1.068           1.064                   -
                                                             2004        0.998           1.068                   -

   Managed Assets Trust (6/04)                               2005        1.076           1.099                   -
                                                             2004        1.009           1.076                   -

   Money Market Portfolio (10/97)                            2005        0.990           1.002                   -
                                                             2004        0.996           0.990                   -
                                                             2003        1.000           0.996                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)            2005        1.159           1.204                   -
                                                             2004        1.114           1.159                   -
                                                             2003        1.000           1.114                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                           2005        1.167           1.318              14,223
                                                             2004        1.095           1.167                   -
                                                             2003        1.000           1.095                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)               2005        1.328           1.490             855,094

                                                          2004        1.189           1.328             285,553
                                                          2003        1.000           1.189              76,218

Growth Fund - Class 2 Shares (11/99)                      2005        1.274           1.456           2,193,349
                                                          2004        1.151           1.274             925,645
                                                          2003        1.000           1.151             272,019

Growth-Income Fund - Class 2 Shares (11/99)               2005        1.247           1.298           2,413,867
                                                          2004        1.149           1.247           1,228,864
                                                          2003        1.000           1.149             114,363

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------- ------  --------------   -------------     ---------------
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.506           1.895                  -
                                                             2004        1.225           1.506                  -
                                                             2003        1.000           1.225                  -

Delaware VIP Trust
 Delaware VIP REIT Series - Standard Class (6/00)            2005        1.480           1.560             40,633
                                                             2004        1.145           1.480                  -
                                                             2003        1.000           1.145                  -

Dreyfus Variable Investment Fund
 Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (5/00)                                             2005        1.151           1.182                  -
                                                             2004        1.114           1.151                  -
                                                             2003        1.000           1.114                  -

 Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                             2005        1.260           1.311                  -
                                                             2004        1.150           1.260                  -
                                                             2003        1.000           1.150                  -

FAM Variable Series Funds, Inc.
Mercury Global Allocation V.I. Fund - Class III (11/03)      2005        1.207           1.308                  -
                                                             2004        1.074           1.207                  -
                                                             2003        1.000           1.074                  -

 Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.205           1.305             11,074

                                                             2004        1.067           1.205                  -
                                                             2003        1.050           1.067                  -

Franklin Templeton Variable Insurance Products Trust
 Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.240           1.348            106,153
                                                             2004        1.119           1.240             58,171
                                                             2003        1.000           1.119             15,016

 Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                             2005        1.552           1.945             28,839
                                                             2004        1.265           1.552              9,075
                                                             2003        1.000           1.265                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------- ------  --------------   -------------     ---------------
  Templeton Foreign Securities Fund - Class 2                2005        1.373           1.488             559,313
  Shares (11/99)
                                                             2004        1.177           1.373             145,525
                                                             2003        1.000           1.177               6,581

  Templeton Growth Securities Fund - Class 2 Shares (6/02)   2005        1.327           1.421              83,892
                                                             2004        1.163           1.327                   -
                                                             2003        1.000           1.163                   -

Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares (11/99)           2005        1.227           1.258             405,906
                                                             2004        1.132           1.227              18,984
                                                             2003        1.000           1.132              18,984

  Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/02)                                     2005        1.231           1.330                   -
                                                             2004        1.147           1.231                   -
                                                             2003        1.000           1.147                   -

  Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                             2005        1.201           1.225                   -
                                                             2004        1.127           1.201                   -
                                                             2003        1.000           1.127                   -

Janus Aspen Series
  Balanced Portfolio - Service Shares (5/00)                 2005        1.149           1.217                   -
                                                             2004        1.078           1.149                   -
                                                             2003        1.000           1.078                   -

Global Life Sciences Portfolio - Service Shares (5/00)     2005        1.257           1.389                   -
                                                           2004        1.119           1.257                   -
                                                           2003        1.000           1.119                   -

Global Technology Portfolio - Service Shares (5/00)        2005        1.188           1.304                   -
                                                           2004        1.201           1.188                   -
                                                           2003        1.000           1.201                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------- ------  --------------   -------------     ---------------
  Worldwide Growth Portfolio - Service Shares (5/00)         2005        1.176           1.221                   -
                                                             2004        1.143           1.176                   -
                                                             2003        1.000           1.143                   -

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio (5/03)               2005        1.328           1.358             131,766
                                                             2004        1.175           1.328             132,634
                                                             2003        1.000           1.175                   -

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio (5/03)                         2005        1.266           1.286             207,557
                                                             2004        1.142           1.266             101,869
                                                             2003        1.000           1.142                   -

  Mid-Cap Value Portfolio (5/03)                             2005        1.413           1.504             179,170
                                                             2004        1.158           1.413              95,984
                                                             2003        1.000           1.158                   -

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares (11/04)   2005        1.072           1.115                   -
                                                             2004        1.037           1.072                   -

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class (5/03)        2005        1.122           1.127              49,662
                                                             2004        1.048           1.122              59,583
                                                             2003        1.000           1.048               8,722

  Total Return Portfolio - Administrative Class (5/01)       2005        1.059           1.067             380,657
                                                             2004        1.026           1.059             232,845
                                                             2003        1.000           1.026              14,929

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares (5/01)   2005        1.193           1.259                   -
                                                             2004        1.128           1.193                   -
                                                             2003        1.000           1.128                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------- ------  --------------   -------------     ---------------
   Putnam VT International Equity Fund - Class IB            2005        1.351           1.491                  -
   Shares (5/01)
                                                             2004        1.182           1.351                  -
                                                             2003        1.000           1.182                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)   2005        1.537           1.619              9,448
                                                             2004        1.238           1.537              8,411
                                                             2003        1.000           1.238                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                            2005        1.248           1.278             46,309
                                                             2004        1.172           1.248             46,775
                                                             2003        1.000           1.172                  -

   Investors Fund - Class I (11/99)                          2005        1.247           1.307            134,616
                                                             2004        1.149           1.247             45,124
                                                             2003        1.000           1.149              4,620

   Large Cap Growth Fund - Class I (9/02)                    2005        1.151           1.191                  -
                                                             2004        1.164           1.151                  -
                                                             2003        1.000           1.164                  -

   Small Cap Growth Fund - Class I (11/99)                   2005        1.402           1.447            275,633
                                                             2004        1.239           1.402             79,221
                                                             2003        1.000           1.239             23,027
The Travelers Series Trust

AIM Capital Appreciation Portfolio (5/01)                 2005        1.193           1.276                  -
                                                          2004        1.138           1.193                  -
                                                          2003        1.000           1.138                  -

Convertible Securities Portfolio (6/00)                   2005        1.155           1.141                  -
                                                          2004        1.105           1.155                  -
                                                          2003        1.000           1.105                  -

Disciplined Mid Cap Stock Portfolio (5/00)                2005        1.345           1.487                  -
                                                          2004        1.174           1.345                  -
                                                          2003        1.000           1.174                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                 BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                 PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------- ------  --------------   -------------     ---------------
Equity Income Portfolio (11/99)                           2005        1.226           1.260               29,181
                                                          2004        1.134           1.226               49,924
                                                          2003        1.000           1.134               11,270

Federated High Yield Portfolio (6/00)                     2005        1.186           1.197                    -
                                                          2004        1.093           1.186                    -
                                                          2003        1.000           1.093                    -

Federated Stock Portfolio (5/00)                          2005        1.248           1.293                    -
                                                          2004        1.148           1.248                    -
                                                          2003        1.000           1.148                    -

Large Cap Portfolio (11/99)                               2005        1.179           1.260                    -
                                                          2004        1.125           1.179                    -
                                                          2003        1.000           1.125                    -

Managed Allocation Series: Aggressive Portfolio (6/05)    2005        1.007           1.077               42,718

Managed Allocation Series: Conservative Portfolio (5/05)  2005        1.000           1.030                    -

Managed Allocation Series: Moderate Portfolio (6/05)      2005        1.000           1.046                    -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                          2005        0.999           1.064              206,728

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                          2005        1.008           1.037                    -

Mercury Large Cap Core Portfolio (11/99)                  2005        1.244           1.371                    -

                                                          2004        1.091           1.244                    -
                                                          2003        1.000           1.091                    -

MFS Emerging Growth Portfolio (11/99)                     2005        1.228           1.191                    -
                                                          2004        1.107           1.228               12,910
                                                          2003        1.000           1.107                2,322

MFS Mid Cap Growth Portfolio (5/00)                       2005        1.272           1.290               11,949
                                                          2004        1.134           1.272                    -
                                                          2003        1.000           1.134                    -

                         CONDENSED FINANCIAL INFORMATION

                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------- ------  --------------   -------------     ---------------
MFS Total Return Portfolio (11/99)                    2005        1.185           1.200              554,230
                                                      2004        1.080           1.185              137,796
                                                      2003        1.000           1.080               19,332

MFS Value Portfolio (7/04)                            2005        1.120           1.173               89,467
                                                      2004        0.993           1.120                    -

Mondrian International Stock Portfolio (5/00)         2005        1.321           1.423               35,399
                                                      2004        1.160           1.321               33,057
                                                      2003        1.000           1.160                3,089

Pioneer Fund Portfolio (5/03)                         2005        1.234           1.286               14,582
                                                      2004        1.129           1.234               12,386
                                                      2003        1.000           1.129                    -

Pioneer Mid Cap Value Portfolio (5/05)                2005        1.000           1.062                    -

Pioneer Strategic Income Portfolio (6/00)             2005        1.179           1.203              413,524
                                                      2004        1.081           1.179              334,613
                                                      2003        1.000           1.081                    -

Strategic Equity Portfolio (11/99)                    2005        1.213           1.217                5,336
                                                      2004        1.118           1.213                5,345
                                                      2003        1.000           1.118                5,347

Style Focus Series: Small Cap Growth Portfolio (6/05) 2005        1.032           1.135                    -

Style Focus Series: Small Cap Value Portfolio (5/05)  2005        1.000           1.108                    -

Travelers Quality Bond Portfolio (5/00)               2005        1.042           1.042                    -
                                                      2004        1.026           1.042                    -
                                                      2003        1.000           1.026                    -

U.S. Government Securities Portfolio (6/04)           2005        1.051           1.078                    -
                                                      2004        0.990           1.051                    -

                         CONDENSED FINANCIAL INFORMATION

                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------- ------  --------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                      2005        0.994           1.001             31,029
                                                      2004        0.999           0.994             31,036
                                                      2003        1.000           0.999                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)        2005        1.314           1.346                  -
                                                      2004        1.138           1.314                  -
                                                      2003        1.000           1.138                  -

   Enterprise Portfolio - Class II Shares (6/01)      2005        1.158           1.229                  -
                                                      2004        1.135           1.158                  -
                                                      2003        1.000           1.135                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)    2005        1.294           1.485                  -
                                                      2004        1.143           1.294                  -
                                                      2003        1.000           1.143                  -

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/01)                                     2005        1.103           1.309                  -
                                                      2004        1.107           1.103                  -
                                                      2003        1.000           1.107                  -

   Mid Cap Portfolio - Service Class 2 (5/01)         2005        1.471           1.708            284,045
                                                      2004        1.200           1.471            164,788
                                                      2003        1.000           1.200             47,679

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------  --------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2005        1.395           1.619               244,334
                                                               2004        1.188           1.395               245,288
                                                               2003        0.968           1.188               238,033
                                                               2002        1.000           0.968                     -

   High Yield Bond Trust (6/04)                                2005        1.067           1.062                     -
                                                               2004        0.998           1.067                     -

   Managed Assets Trust (6/04)                                 2005        1.075           1.097                13,695
                                                               2004        1.009           1.075                13,702

   Money Market Portfolio (10/97)                              2005        0.982           0.992               253,238
                                                               2004        0.989           0.982               359,014
                                                               2003        1.000           0.989               505,871
                                                               2002        1.000           1.000                     -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.229           1.276                12,608
                                                               2004        1.183           1.229                12,240
                                                               2003        0.963           1.183                11,651
                                                               2002        1.000           0.963                     -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                             2005        1.222           1.378               343,889
                                                               2004        1.148           1.222               335,426
                                                               2003        0.948           1.148               303,021
                                                               2002        1.000           0.948                     -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.458           1.634               423,223
                                                               2004        1.308           1.458               391,637
                                                               2003        0.984           1.308               331,023
                                                               2002        1.000           0.984                     -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.426           1.628             2,685,092
                                                               2004        1.291           1.426             2,613,580

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------  --------------   -------------     ---------------
   Growth Fund - Class 2 Shares  (continued)                   2003        0.961           1.291           2,130,194
                                                               2002        1.000           0.961                   -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.370           1.424           2,824,669
                                                               2004        1.263           1.370           2,800,733
                                                               2003        0.971           1.263           2,191,185
                                                               2002        1.000           0.971                   -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.691           2.125                   -
                                                               2004        1.378           1.691                   -
                                                               2003        0.982           1.378                   -
                                                               2002        1.000           0.982                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.708           1.798             239,775
                                                               2004        1.323           1.708             260,396
                                                               2003        1.005           1.323             259,814
                                                               2002        1.000           1.005                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (5/00)                                               2005        1.192           1.222             102,633
                                                               2004        1.156           1.192              97,968
                                                               2003        0.971           1.156              39,887
                                                               2002        1.000           0.971                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.381           1.435             184,798
                                                               2004        1.263           1.381             305,093
                                                               2003        0.976           1.263             299,062
                                                               2002        1.000           0.976                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.304              29,277
                                                               2004        1.074           1.205               4,023
                                                               2003        1.000           1.074                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------  --------------   -------------     ---------------
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.203           1.301              25,709
                                                               2004        1.067           1.203              27,414
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.352           1.468             425,632
                                                               2004        1.222           1.352             461,125
                                                               2003        0.994           1.222             352,384
                                                               2002        1.000           0.994                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.769           2.214             151,462
                                                               2004        1.444           1.769             148,057
                                                               2003        1.000           1.444              80,388

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2005        1.495           1.618             434,471
                                                               2004        1.284           1.495             359,092
                                                               2003        0.989           1.284             277,388
                                                               2002        1.000           0.989                   -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.444           1.544             140,590
                                                               2004        1.267           1.444             128,602
                                                               2003        0.977           1.267              91,055
                                                               2002        1.000           0.977                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.314           1.345             666,600

                                                            2004        1.213           1.314                 741,960
                                                            2003        0.967           1.213                 721,895
                                                            2002        1.000           0.967                       -

Salomon Brothers Variable Aggressive Growth Fund -
Class I Shares (8/02)                                       2005        1.400           1.511                 201,027
                                                            2004        1.306           1.400                 262,449
                                                            2003        0.949           1.306                 312,432
                                                            2002        1.000           0.949                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------  --------------   -------------     ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I    2005        1.316           1.340              74,470
   Shares (9/02)
                                                               2004        1.237           1.316             113,821
                                                               2003        0.967           1.237              30,211
                                                               2002        1.000           0.967                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.181           1.249             215,882
                                                               2004        1.111           1.181             261,195
                                                               2003        0.994           1.111             485,689
                                                               2002        1.000           0.994                   -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.374           1.516              19,809
                                                               2004        1.225           1.374              34,043
                                                               2003        0.988           1.225              25,340
                                                               2002        1.000           0.988                   -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.342           1.470               8,528
                                                               2004        1.359           1.342              27,353
                                                               2003        0.944           1.359              22,180
                                                               2002        1.000           0.944                   -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.222           1.267              17,913
                                                               2004        1.190           1.222              21,747
                                                               2003        0.980           1.190              20,039
                                                               2002        1.000           0.980                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503           1.536             169,292
                                                               2004        1.332           1.503             157,360
                                                               2003        1.000           1.332             131,801

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373           1.393             375,409
                                                               2004        1.241           1.373             347,456
                                                               2003        1.000           1.241             331,917

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------  --------------   -------------     ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.531           1.627              358,390
                                                               2004        1.256           1.531              329,638
                                                               2003        1.000           1.256              158,082

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.071           1.112               13,844
                                                               2004        1.036           1.071               13,851

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.121              287,094
                                                               2004        1.045           1.118              320,774
                                                               2003        1.000           1.045              287,921

   Total Return Portfolio - Administrative Class (5/01)        2005        1.075           1.082            3,093,826
                                                               2004        1.044           1.075            3,486,677
                                                               2003        1.012           1.044            2,727,021
                                                               2002        1.000           1.012                    -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.313           1.383                2,463
                                                               2004        1.242           1.313                2,465
                                                               2003        0.958           1.242                2,466
                                                               2002        1.000           0.958                    -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2005        1.433           1.579              120,905
                                                               2004        1.255           1.433              119,645

                                                               2003        0.994           1.255              119,420
                                                               2002        1.000           0.994                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.780           1.871              489,753
                                                               2004        1.436           1.780              474,438
                                                               2003        0.977           1.436              306,882
                                                               2002        1.000           0.977                    -

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (11/99)                              2005        1.395           1.425              396,412
                                                               2004        1.311           1.395              470,075

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------  --------------   -------------     ---------------
   All Cap Fund - Class I  (continued)                         2003        0.960           1.311             460,823
                                                               2002        1.000           0.960                   -

   Investors Fund - Class I (11/99)                            2005        1.351           1.413             192,356
                                                               2004        1.246           1.351             200,936
                                                               2003        0.959           1.246              39,902
                                                               2002        1.000           0.959                   -

   Large Cap Growth Fund - Class I (9/02)                      2005        1.346           1.392              87,671
                                                               2004        1.364           1.346              81,583
                                                               2003        0.961           1.364               5,988
                                                               2002        1.000           0.961                   -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.604           1.652             177,985
                                                               2004        1.418           1.604             175,643
                                                               2003        0.970           1.418              69,052
                                                               2002        1.000           0.970                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.285           1.372              45,533
                                                               2004        1.228           1.285              49,918
                                                               2003        0.967           1.228              33,110
                                                               2002        1.000           0.967                   -

   Convertible Securities Portfolio (6/00)                     2005        1.289           1.271              72,436
                                                               2004        1.235           1.289              82,547

                                                               2003        0.996           1.235             108,099
                                                               2002        1.000           0.996                   -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.468           1.621             164,674
                                                               2004        1.284           1.468             181,327
                                                               2003        0.977           1.284              52,889
                                                               2002        1.000           0.977                   -

   Equity Income Portfolio (11/99)                             2005        1.333           1.367             579,568
                                                               2004        1.235           1.333             640,163
                                                               2003        0.958           1.235             530,915
                                                               2002        1.000           0.958                   -

   Federated High Yield Portfolio (6/00)                       2005        1.308           1.317             104,380
                                                               2004        1.206           1.308             115,233

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Federated High Yield Portfolio  (continued)                 2003        1.003           1.206                  90,792
                                                               2002        1.000           1.003                       -

   Federated Stock Portfolio (5/00)                            2005        1.331           1.376                  34,213
                                                               2004        1.225           1.331                  38,957
                                                               2003        0.978           1.225                  38,121
                                                               2002        1.000           0.978                       -

   Large Cap Portfolio (11/99)                                 2005        1.238           1.322                 144,967
                                                               2004        1.184           1.238                 169,135
                                                               2003        0.967           1.184                 136,097
                                                               2002        1.000           0.967                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.076                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.029                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.045                  55,685

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.063                 190,567

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.008           1.036                       -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.318           1.451                  37,100
                                                               2004        1.158           1.318                  59,739
                                                               2003        0.973           1.158                  73,087


                                                               2002        1.000           0.973                       -

   MFS Emerging Growth Portfolio (11/99)                       2005        1.364           1.323                       -
                                                               2004        1.232           1.364                 122,105
                                                               2003        0.971           1.232                  95,927
                                                               2002        1.000           0.971                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.469           1.487                 149,347
                                                               2004        1.311           1.469                  78,618
                                                               2003        0.974           1.311                  58,567
                                                               2002        1.000           0.974                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   MFS Total Return Portfolio (11/99)                          2005        1.235           1.249               1,951,130
                                                               2004        1.128           1.235               2,014,082
                                                               2003        0.986           1.128               1,900,092
                                                               2002        1.000           0.986                       -

   MFS Value Portfolio (7/04)                                  2005        1.119           1.170                  51,129
                                                               2004        0.993           1.119                       -

   Mondrian International Stock Portfolio (5/00)               2005        1.438           1.547                 137,217
                                                               2004        1.265           1.438                 134,480
                                                               2003        1.001           1.265                 104,454
                                                               2002        1.000           1.001                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.325           1.379                  40,007
                                                               2004        1.214           1.325                  43,534
                                                               2003        1.000           1.214                   6,184

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.061                       -

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.290           1.314                  30,704
                                                               2004        1.184           1.290                       -
                                                               2003        1.008           1.184                       -
                                                               2002        1.000           1.008                       -

   Strategic Equity Portfolio (11/99)                          2005        1.366           1.369                 268,177
                                                               2004        1.262           1.366                 329,178


                                                               2003        0.970           1.262                 326,199
                                                               2002        1.000           0.970                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.134                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.107                       -

   Travelers Quality Bond Portfolio (5/00)                     2005        1.081           1.079                 358,890
                                                               2004        1.066           1.081                 366,911
                                                               2003        1.014           1.066                 238,924
                                                               2002        1.000           1.014                       -

   U.S. Government Securities Portfolio (6/04)                 2005        1.050           1.076                       -
                                                               2004        0.990           1.050                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.997                   2,098
                                                               2004        0.998           0.992                  12,394
                                                               2003        1.000           0.998                   2,100

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.444           1.476                 331,570
                                                               2004        1.252           1.444                 253,536
                                                               2003        0.975           1.252                 186,325
                                                               2002        1.000           0.975                       -

   Enterprise Portfolio - Class II Shares (6/01)               2005        1.216           1.288                       -
                                                               2004        1.193           1.216                   6,550
                                                               2003        0.966           1.193                  12,937
                                                               2002        1.000           0.966                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.411           1.617                 382,096
                                                               2004        1.248           1.411                 350,625
                                                               2003        0.991           1.248                 269,820
                                                               2002        1.000           0.991                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (8/01)                                                      2005        1.164           1.379                  45,009
                                                               2004        1.170           1.164                  44,391
                                                               2003        0.954           1.170                   8,358
                                                               2002        1.000           0.954                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.640           1.901               1,041,220
                                                               2004        1.339           1.640               1,018,483
                                                               2003        0.986           1.339                 869,633
                                                               2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Capital Appreciation Fund (5/00)                            2005        0.571           0.662                 505,995
                                                               2004        0.486           0.571                 277,389
                                                               2003        0.396           0.486                 346,932
                                                               2002        0.538           0.396                 407,014
                                                               2001        1.000           0.538                 649,555

   High Yield Bond Trust (6/04)                                2005        1.067           1.062                       -
                                                               2004        0.998           1.067                       -

   Managed Assets Trust (6/04)                                 2005        1.075           1.097                       -
                                                               2004        1.009           1.075                       -

   Money Market Portfolio (10/97)                              2005        1.121           1.133                 181,676
                                                               2004        1.130           1.121                 272,462
                                                               2003        1.141           1.130                 606,702
                                                               2002        1.146           1.141                 659,403
                                                               2001        1.000           1.146                 311,856

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.772           0.801                 488,309
                                                               2004        0.743           0.772                 502,360
                                                               2003        0.605           0.743                 503,521
                                                               2002        0.883           0.605                 550,900
                                                               2001        1.000           0.883                 241,785

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.656           0.740               1,737,738
                                                               2004        0.616           0.656               2,422,021
                                                               2003        0.509           0.616               2,534,558
                                                               2002        0.749           0.509               2,761,613
                                                               2001        1.000           0.749               2,203,655

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.087           1.218              13,499,365
                                                               2004        0.975           1.087              14,038,586
                                                               2003        0.734           0.975              12,687,639
                                                               2002        0.875           0.734               8,371,123
                                                               2001        0.993           0.875               1,544,419

   Growth Fund - Class 2 Shares (11/99)                        2005        1.078           1.230              18,663,020
                                                               2004        0.975           1.078              17,617,208

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Growth Fund - Class 2 Shares  (continued)                   2003        0.726           0.975              16,287,152
                                                               2002        0.978           0.726              10,871,684
                                                               2001        1.088           0.978               4,340,090

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.248           1.297              21,344,424
                                                               2004        1.151           1.248              21,686,362
                                                               2003        0.885           1.151              19,684,170
                                                               2002        1.104           0.885              13,136,644
                                                               2001        1.121           1.104               2,553,991

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        0.992           1.247                  84,660
                                                               2004        0.809           0.992                  44,770
                                                               2003        0.576           0.809                  44,773
                                                               2002        0.663           0.576                  36,564
                                                               2001        1.000           0.663                   4,156

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        2.183           2.298                 185,547
                                                               2004        1.692           2.183                 184,395
                                                               2003        1.285           1.692                 183,010
                                                               2002        1.252           1.285                 145,664
                                                               2001        1.000           1.252                  11,465

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        0.873           0.895                 187,894

                                                               2004        0.846           0.873                 283,652
                                                               2003        0.711           0.846                 331,469
                                                               2002        0.869           0.711                 209,810
                                                               2001        1.000           0.869                  34,515

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.068           1.110                 233,465
                                                               2004        0.977           1.068                 244,542
                                                               2003        0.755           0.977                 280,003
                                                               2002        0.950           0.755                 179,886
                                                               2001        1.000           0.950                  27,031

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.304                  29,766
                                                               2004        1.074           1.205                  21,094
                                                               2003        1.000           1.074                       -
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.203           1.301                  86,508
                                                               2004        1.067           1.203                  38,258
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.146           1.244                 463,669
                                                               2004        1.036           1.146                 519,463
                                                               2003        0.842           1.036                 339,300
                                                               2002        1.000           0.842                  10,755

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.769           2.214                 293,516
                                                               2004        1.444           1.769                 127,549
                                                               2003        1.000           1.444                  81,239

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.063           1.151               1,501,530
                                                               2004        0.913           1.063               1,163,252
                                                               2003        0.703           0.913                 926,381
                                                               2002        0.879           0.703                 848,308
                                                               2001        1.028           0.879                 629,693

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.168           1.249                  95,208
                                                               2004        1.025           1.168                  60,904
                                                               2003        0.790           1.025                  36,914
                                                               2002        1.000           0.790                  14,815

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        0.846           0.866               1,303,137
                                                               2004        0.781           0.846               1,710,378
                                                               2003        0.623           0.781               1,904,694

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Equity Index Portfolio - Class II Shares  (continued)       2002        0.817           0.623               1,645,211
                                                               2001        1.000           0.817               2,026,387

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/02)                                             2005        1.114           1.203                       -
                                                               2004        1.040           1.114                       -
                                                               2003        0.756           1.040                       -
                                                               2002        1.000           0.756                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.086           1.105                  38,189
                                                               2004        1.020           1.086                  52,267
                                                               2003        0.798           1.020                  80,714
                                                               2002        1.000           0.798                   9,207

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        0.988           1.044                 353,202
                                                               2004        0.929           0.988                 479,954
                                                               2003        0.831           0.929                 499,603
                                                               2002        0.907           0.831                 447,203
                                                               2001        1.000           0.907                 240,551

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        0.892           0.984                  79,559
                                                               2004        0.795           0.892                  79,588
                                                               2003        0.641           0.795                  95,897
                                                               2002        0.927           0.641                  84,104
                                                               2001        1.000           0.927                  86,994

   Global Technology Portfolio - Service Shares (5/00)         2005        0.340           0.373                  81,444
                                                               2004        0.345           0.340                 127,596
                                                               2003        0.240           0.345                 118,715
                                                               2002        0.413           0.240                 131,205
                                                               2001        1.000           0.413                 156,658

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        0.551           0.572                 290,156
                                                               2004        0.537           0.551                 310,158
                                                               2003        0.442           0.537                 350,206

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Worldwide Growth Portfolio - Service Shares  (continued)    2002        0.606           0.442                 267,863
                                                               2001        1.000           0.606                 538,280

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503           1.536                 187,492
                                                               2004        1.332           1.503                 143,569
                                                               2003        1.000           1.332                 110,206

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373           1.393                 290,785
                                                               2004        1.241           1.373                 139,195
                                                               2003        1.000           1.241                  69,924

   Mid-Cap Value Portfolio (5/03)                              2005        1.531           1.627                 695,119
                                                               2004        1.256           1.531                 579,899
                                                               2003        1.000           1.256                 184,059

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.071           1.112                       -
                                                               2004        1.036           1.071                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.121                 507,343
                                                               2004        1.045           1.118                 966,189
                                                               2003        1.000           1.045                  66,862

   Total Return Portfolio - Administrative Class (5/01)        2005        1.195           1.203               4,170,974

                                                               2004        1.160           1.195               4,288,696
                                                               2003        1.125           1.160               4,958,737
                                                               2002        1.050           1.125               7,601,486
                                                               2001        1.000           1.050               1,040,045

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.761           0.802                  32,678
                                                               2004        0.721           0.761                  38,783
                                                               2003        0.556           0.721                  39,926
                                                               2002        0.804           0.556                  29,622
                                                               2001        1.000           0.804                  14,734

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        0.996           1.098                 158,085
                                                               2004        0.873           0.996                 146,052
                                                               2003        0.691           0.873                 211,713
                                                               2002        0.855           0.691                 322,648
                                                               2001        1.000           0.855                  86,605

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.588           1.669                 463,651
                                                               2004        1.281           1.588                 465,147
                                                               2003        0.871           1.281                 572,206
                                                               2002        1.086           0.871                 653,195
                                                               2001        1.000           1.086                 141,792

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.286           1.314               2,155,632
                                                               2004        1.209           1.286               2,291,751
                                                               2003        0.885           1.209               2,556,109
                                                               2002        1.203           0.885               2,730,229
                                                               2001        1.000           1.203               1,624,219

   Investors Fund - Class I (11/99)                            2005        1.153           1.206               1,105,738
                                                               2004        1.064           1.153               1,177,171
                                                               2003        0.818           1.064               1,323,286
                                                               2002        1.083           0.818               1,169,456
                                                               2001        1.000           1.083               1,074,948

   Large Cap Growth Fund - Class I (9/02)                      2005        1.118           1.156                      36
                                                               2004        1.133           1.118                  17,927
                                                               2003        0.798           1.133                  20,691
                                                               2002        1.000           0.798                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.347           1.388                 604,912
                                                               2004        1.191           1.347                 574,902
                                                               2003        0.815           1.191                 576,668
                                                               2002        1.270           0.815                 485,599
                                                               2001        1.000           1.270                 272,556

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.856           0.914                 169,742
                                                               2004        0.818           0.856                 171,322
                                                               2003        0.644           0.818                 221,463

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   AIM Capital Appreciation Portfolio  (continued)             2002        0.862           0.644                 139,857
                                                               2001        1.000           0.862                 898,773

   Convertible Securities Portfolio (6/00)                     2005        1.183           1.166                  45,018
                                                               2004        1.133           1.183                  80,263
                                                               2003        0.914           1.133                 118,626
                                                               2002        1.000           0.914                  93,674
                                                               2001        1.000           1.000                 909,851

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.247           1.377                 243,296
                                                               2004        1.090           1.247                 227,247
                                                               2003        0.830           1.090                 219,879
                                                               2002        0.986           0.830                  66,258
                                                               2001        1.000           0.986                   7,202

   Equity Income Portfolio (11/99)                             2005        1.218           1.250                 995,006
                                                               2004        1.129           1.218               1,068,502
                                                               2003        0.876           1.129               1,009,582
                                                               2002        1.037           0.876               1,084,598
                                                               2001        1.000           1.037                 993,080

   Federated High Yield Portfolio (6/00)                       2005        1.242           1.251                 118,531
                                                               2004        1.146           1.242                 128,538
                                                               2003        0.953           1.146                 143,727
                                                               2002        0.936           0.953                  77,295

                                                               2001        1.000           0.936                  48,230

   Federated Stock Portfolio (5/00)                            2005        1.125           1.164                 109,437
                                                               2004        1.036           1.125                 101,534
                                                               2003        0.827           1.036                 116,257
                                                               2002        1.044           0.827                  63,998
                                                               2001        1.000           1.044                  18,229

   Large Cap Portfolio (11/99)                                 2005        0.747           0.798                 781,209
                                                               2004        0.714           0.747                 869,453
                                                               2003        0.583           0.714                 855,552
                                                               2002        0.769           0.583                 677,781
                                                               2001        1.000           0.769                 439,291

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.076                  33,731

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.029                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.045                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.063                 344,293

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.008           1.036                 110,884

   Mercury Large Cap Core Portfolio (11/99)                    2005        0.800           0.881                 861,839
                                                               2004        0.703           0.800                 783,000
                                                               2003        0.591           0.703                 735,879
                                                               2002        0.803           0.591                 698,259
                                                               2001        1.000           0.803                 662,621

   MFS Emerging Growth Portfolio (11/99)                       2005        0.640           0.621                       -
                                                               2004        0.578           0.640                 853,061
                                                               2003        0.456           0.578                 932,441
                                                               2002        0.706           0.456                 824,344
                                                               2001        1.000           0.706                 900,007

   MFS Mid Cap Growth Portfolio (5/00)                         2005        0.556           0.563               1,006,935
                                                               2004        0.496           0.556                 224,455
                                                               2003        0.369           0.496                 243,051
                                                               2002        0.734           0.369                 281,572
                                                               2001        1.000           0.734                 107,322

   MFS Total Return Portfolio (11/99)                          2005        1.318           1.333              11,368,224
                                                               2004        1.204           1.318              11,877,187
                                                               2003        1.052           1.204              10,446,839
                                                               2002        1.131           1.052               7,540,877
                                                               2001        1.000           1.131               3,539,246

   MFS Value Portfolio (7/04)                                  2005        1.119           1.170                 336,557
                                                               2004        0.993           1.119                       -

   Mondrian International Stock Portfolio (5/00)               2005        0.838           0.902                 380,664
                                                               2004        0.737           0.838                 222,987
                                                               2003        0.584           0.737                 138,766

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Mondrian International Stock Portfolio  (continued)         2002        0.683           0.584                  53,081
                                                               2001        1.000           0.683                  25,354

   Pioneer Fund Portfolio (5/03)                               2005        1.325           1.379                   6,594
                                                               2004        1.214           1.325                   6,543
                                                               2003        1.000           1.214                       -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.061                   2,137

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.350           1.375                 137,201
                                                               2004        1.239           1.350                  27,029
                                                               2003        1.055           1.239                   2,981
                                                               2002        1.015           1.055                  17,525
                                                               2001        1.000           1.015                   7,608

   Strategic Equity Portfolio (11/99)                          2005        0.724           0.725               1,165,219
                                                               2004        0.668           0.724               1,352,969
                                                               2003        0.513           0.668               1,595,899
                                                               2002        0.787           0.513               1,454,962
                                                               2001        1.000           0.787               1,336,240

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.134                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.107                   9,121

   Travelers Quality Bond Portfolio (5/00)                     2005        1.222           1.220                 279,043

                                                               2004        1.204           1.222                 360,186
                                                               2003        1.146           1.204                 439,841
                                                               2002        1.103           1.146                 335,801
                                                               2001        1.000           1.103                 227,168

   U.S. Government Securities Portfolio (6/04)                 2005        1.050           1.076                       -
                                                               2004        0.990           1.050                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.997                  12,967
                                                               2004        0.998           0.992                 134,836
                                                               2003        1.000           0.998                   1,896

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.068           1.092                 560,677
                                                               2004        0.926           1.068                 689,021
                                                               2003        0.721           0.926                 722,215
                                                               2002        0.911           0.721                 625,949
                                                               2001        1.000           0.911                 158,937

   Enterprise Portfolio - Class II Shares (6/01)               2005        0.788           0.835                 158,132
                                                               2004        0.773           0.788                 222,946
                                                               2003        0.626           0.773                 237,911
                                                               2002        0.906           0.626                 196,781
                                                               2001        1.000           0.906                  26,673

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.002           1.148                 349,362
                                                               2004        0.886           1.002                 331,786
                                                               2003        0.703           0.886                 300,573
                                                               2002        0.792           0.703                 239,965
                                                               2001        1.000           0.792                  90,527

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (8/01)                                                      2005        0.932           1.105                  29,235
                                                               2004        0.937           0.932                  30,144
                                                               2003        0.764           0.937                  36,629
                                                               2002        0.841           0.764                  20,856
                                                               2001        1.000           0.841                   8,651

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.507           1.746                 802,560
                                                               2004        1.230           1.507                 814,467
                                                               2003        0.906           1.230                 653,619
                                                               2002        1.025           0.906                 307,773
                                                               2001        1.000           1.025                   7,278

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Capital Appreciation Fund (5/00)                            2005        1.344           1.560                  69,179
                                                               2004        1.146           1.344                       -
                                                               2003        1.000           1.146                       -

   High Yield Bond Trust (6/04)                                2005        1.067           1.061                       -
                                                               2004        0.997           1.067                       -

   Managed Assets Trust (6/04)                                 2005        1.075           1.096                       -
                                                               2004        1.009           1.075                       -

   Money Market Portfolio (10/97)                              2005        0.987           0.997                       -
                                                               2004        0.995           0.987                       -
                                                               2003        1.000           0.995                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.156           1.199                       -
                                                               2004        1.113           1.156                       -
                                                               2003        1.000           1.113                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.163           1.312                   9,868
                                                               2004        1.094           1.163                   9,271
                                                               2003        1.000           1.094                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.324           1.483                 192,656

                                                               2004        1.188           1.324                 153,924
                                                               2003        1.000           1.188                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.270           1.449                 472,693
                                                               2004        1.150           1.270                 479,818
                                                               2003        1.000           1.150                  44,022

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.244           1.292               1,549,452
                                                               2004        1.148           1.244               1,427,039
                                                               2003        1.000           1.148                   6,912

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.502           1.886                       -
                                                               2004        1.224           1.502                       -
                                                               2003        1.000           1.224                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.475           1.552                 129,943
                                                               2004        1.144           1.475                       -
                                                               2003        1.000           1.144                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        1.148           1.176                       -
                                                               2004        1.113           1.148                       -
                                                               2003        1.000           1.113                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.256           1.305                       -
                                                               2004        1.149           1.256                       -
                                                               2003        1.000           1.149                       -

FAM Variable Series Funds, Inc.
Mercury Global Allocation V.I. Fund - Class III (11/03)        2005        1.204           1.302                  10,550
                                                               2004        1.074           1.204                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.202           1.299                  22,867
                                                               2004        1.067           1.202                       -
                                                               2003        1.049           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.236           1.342                  82,653
                                                               2004        1.118           1.236                  29,759
                                                               2003        1.000           1.118                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.547           1.936                 175,863
                                                               2004        1.264           1.547                 120,614
                                                               2003        1.000           1.264                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.369           1.481                  69,043
                                                               2004        1.176           1.369                  49,391
                                                               2003        1.000           1.176                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.324           1.415                   3,963
                                                               2004        1.162           1.324                       -
                                                               2003        1.000           1.162                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.224           1.252                 193,468
                                                               2004        1.131           1.224                 149,335
                                                               2003        1.000           1.131                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/02)                                             2005        1.227           1.324                       -
                                                               2004        1.146           1.227                       -
                                                               2003        1.000           1.146                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.198           1.219                       -
                                                               2004        1.126           1.198                       -
                                                               2003        1.000           1.126                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.146           1.211                       -
                                                               2004        1.078           1.146                       -
                                                               2003        1.000           1.078                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.253           1.382                       -
                                                               2004        1.118           1.253                       -
                                                               2003        1.000           1.118                       -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.185           1.298                       -
                                                               2004        1.200           1.185                       -
                                                               2003        1.000           1.200                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.172           1.215                       -
                                                               2004        1.142           1.172                       -
                                                               2003        1.000           1.142                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.324           1.352                  16,111
                                                               2004        1.174           1.324                   8,143
                                                               2003        1.000           1.174                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.262           1.279                  50,469
                                                               2004        1.141           1.262                   7,853
                                                               2003        1.000           1.141                   1,380

   Mid-Cap Value Portfolio (5/03)                              2005        1.409           1.497                 245,762
                                                               2004        1.157           1.409                 142,694
                                                               2003        1.000           1.157                  21,860

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.071           1.111                       -
                                                               2004        1.036           1.071                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.119           1.122                  38,952
                                                               2004        1.047           1.119                  15,246
                                                               2003        1.000           1.047                   1,446

   Total Return Portfolio - Administrative Class (5/01)        2005        1.056           1.062                  98,403
                                                               2004        1.025           1.056                  36,092
                                                               2003        1.000           1.025                  25,954

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.190           1.253                       -
                                                               2004        1.127           1.190                       -
                                                               2003        1.000           1.127                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.348           1.484                       -
                                                               2004        1.181           1.348                       -
                                                               2003        1.000           1.181                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.533           1.611                  96,396
                                                               2004        1.237           1.533                   7,466
                                                               2003        1.000           1.237                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.245           1.272                       -
                                                               2004        1.171           1.245                       -
                                                               2003        1.000           1.171                       -

   Investors Fund - Class I (11/99)                            2005        1.244           1.301                   5,671
                                                               2004        1.148           1.244                   6,842
                                                               2003        1.000           1.148                       -

   Large Cap Growth Fund - Class I (9/02)                      2005        1.148           1.186                       -
                                                               2004        1.163           1.148                       -
                                                               2003        1.000           1.163                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.399           1.440                  23,159
                                                               2004        1.238           1.399                  23,159
                                                               2003        1.000           1.238                  23,159

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.189           1.270                 152,266
                                                               2004        1.138           1.189                 152,252
                                                               2003        1.000           1.138                       -

   Convertible Securities Portfolio (6/00)                     2005        1.152           1.135                       -
                                                               2004        1.104           1.152                       -
                                                               2003        1.000           1.104                       -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.341           1.480                       -
                                                               2004        1.173           1.341                       -
                                                               2003        1.000           1.173                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Equity Income Portfolio (11/99)                             2005        1.223           1.254                       -
                                                               2004        1.133           1.223                       -
                                                               2003        1.000           1.133                       -

   Federated High Yield Portfolio (6/00)                       2005        1.183           1.191                       -
                                                               2004        1.092           1.183                       -
                                                               2003        1.000           1.092                       -

   Federated Stock Portfolio (5/00)                            2005        1.245           1.287                       -
                                                               2004        1.147           1.245                       -
                                                               2003        1.000           1.147                       -

   Large Cap Portfolio (11/99)                                 2005        1.176           1.254                       -
                                                               2004        1.124           1.176                       -
                                                               2003        1.000           1.124                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.076                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.029                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.044                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.063                 381,359

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.008           1.036                  26,298

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.241           1.365                       -

                                                               2004        1.091           1.241                       -
                                                               2003        1.000           1.091                       -

   MFS Emerging Growth Portfolio (11/99)                       2005        1.224           1.187                       -
                                                               2004        1.106           1.224                       -
                                                               2003        1.000           1.106                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.269           1.284                       -
                                                               2004        1.133           1.269                       -
                                                               2003        1.000           1.133                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   MFS Total Return Portfolio (11/99)                          2005        1.181           1.194                  61,038
                                                               2004        1.080           1.181                  65,315
                                                               2003        1.000           1.080                   8,740

   MFS Value Portfolio (7/04)                                  2005        1.119           1.169                  24,007
                                                               2004        0.993           1.119                  12,670

   Mondrian International Stock Portfolio (5/00)               2005        1.318           1.417                  30,763
                                                               2004        1.160           1.318                  31,131
                                                               2003        1.000           1.160                  21,973

   Pioneer Fund Portfolio (5/03)                               2005        1.231           1.280                       -
                                                               2004        1.128           1.231                       -
                                                               2003        1.000           1.128                       -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.061                       -

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.176           1.197                  22,356
                                                               2004        1.080           1.176                       -
                                                               2003        1.000           1.080                       -

   Strategic Equity Portfolio (11/99)                          2005        1.209           1.211                       -
                                                               2004        1.118           1.209                       -
                                                               2003        1.000           1.118                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.134                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.107                       -

   Travelers Quality Bond Portfolio (5/00)                     2005        1.039           1.037                       -
                                                               2004        1.025           1.039                       -
                                                               2003        1.000           1.025                       -

   U.S. Government Securities Portfolio (6/04)                 2005        1.049           1.075                       -
                                                               2004        0.990           1.049                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996                       -
                                                               2004        0.998           0.991                       -
                                                               2003        1.000           0.998                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.311           1.340                       -
                                                               2004        1.137           1.311                       -
                                                               2003        1.000           1.137                       -

   Enterprise Portfolio - Class II Shares (6/01)               2005        1.155           1.223                       -
                                                               2004        1.134           1.155                       -
                                                               2003        1.000           1.134                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.291           1.478                       -
                                                               2004        1.142           1.291                       -
                                                               2003        1.000           1.142                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (8/01)                                                      2005        1.100           1.303                       -
                                                               2004        1.106           1.100                       -
                                                               2003        1.000           1.106                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.467           1.700                 150,707
                                                               2004        1.199           1.467                  47,014
                                                               2003        1.000           1.199                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2005        1.000           1.169                       -

   High Yield Bond Trust (6/04)                                2005        1.000           0.989                       -

   Managed Assets Trust (6/04)                                 2005        1.000           1.020                       -

   Money Market Portfolio (10/97)                              2005        1.000           1.009                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.000           1.043                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.000           1.159                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.000           1.120                 168,933

   Growth Fund - Class 2 Shares (11/99)                        2005        1.000           1.147                 313,562

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.000           1.042                 376,426

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.000           1.222                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.000           1.087                  66,535

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        1.000           1.010                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.000           1.061                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
Mercury Global Allocation V.I. Fund - Class III (11/03)        2005        1.000           1.080                       -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.000           1.106                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.000           1.083                 162,991

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000           1.211                   3,626

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.000           1.075                  24,059

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.000           1.065                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.000           1.029                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/02)                                             2005        1.000           1.093                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.000           1.030                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.000           1.061                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.000           1.134                       -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.000           1.126                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.000           1.043                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.000           1.032                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.000           1.027                  92,966

   Mid-Cap Value Portfolio (5/03)                              2005        1.000           1.076                  51,824

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.000           1.044                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.993                   7,946

   Total Return Portfolio - Administrative Class (5/01)        2005        1.000           1.001                  76,851

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.000           1.070                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.000           1.099                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.000           1.056                  13,937

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.000           1.036                       -

   Investors Fund - Class I (11/99)                            2005        1.000           1.049                   2,673

   Large Cap Growth Fund - Class I (9/02)                      2005        1.000           1.058                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.000           1.078                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.000           1.083                       -

   Convertible Securities Portfolio (6/00)                     2005        1.000           1.000                       -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.000           1.096                       -

   Equity Income Portfolio (11/99)                             2005        1.000           1.031                  36,401

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Federated High Yield Portfolio (6/00)                       2005        1.000           1.001                       -

   Federated Stock Portfolio (5/00)                            2005        1.000           1.033                       -

   Large Cap Portfolio (11/99)                                 2005        1.000           1.077                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.075                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.029                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.044                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.063                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.008           1.036                 237,205

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.000           1.092                       -

   MFS Emerging Growth Portfolio (11/99)                       2005        1.000           0.998                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.000           1.048                  29,365

   MFS Total Return Portfolio (11/99)                          2005        1.000           1.011                  69,569

   MFS Value Portfolio (7/04)                                  2005        1.000           1.038                       -

   Mondrian International Stock Portfolio (5/00)               2005        1.000           1.071                  28,661

   Pioneer Fund Portfolio (5/03)                               2005        1.000           1.047                       -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.060                       -

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.000           1.009                  22,476

   Strategic Equity Portfolio (11/99)                          2005        1.000           1.046                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.134                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.106                       -

   Travelers Quality Bond Portfolio (5/00)                     2005        1.000           0.992                       -

   U.S. Government Securities Portfolio (6/04)                 2005        1.000           1.000                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        1.000           1.004                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.000           1.031                       -

   Enterprise Portfolio - Class II Shares (6/01)               2005        1.000           1.074                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)              2005        1.000           1.134                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (8/01)                                                      2005        1.000           1.180                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.000           1.142                  13,430

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2005        1.389           1.610                   3,713
                                                               2004        1.186           1.389                   4,177
                                                               2003        0.968           1.186                   8,793
                                                               2002        1.000           0.968                       -

   High Yield Bond Trust (6/04)                                2005        1.066           1.058                       -
                                                               2004        0.997           1.066                       -

   Managed Assets Trust (6/04)                                 2005        1.074           1.093                       -
                                                               2004        1.009           1.074                       -

   Money Market Portfolio (10/97)                              2005        0.978           0.986                       -
                                                               2004        0.987           0.978                       -
                                                               2003        1.000           0.987                       -
                                                               2002        1.000           1.000                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.224           1.268                       -
                                                               2004        1.181           1.224                       -
                                                               2003        0.963           1.181                       -
                                                               2002        1.000           0.963                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.217           1.370                       -
                                                               2004        1.146           1.217                       -
                                                               2003        0.948           1.146                       -
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.452           1.624                  33,966
                                                               2004        1.305           1.452                  23,757
                                                               2003        0.984           1.305                  14,210
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.420           1.618                  43,539
                                                               2004        1.288           1.420                  29,816

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Growth Fund - Class 2 Shares  (continued)                   2003        0.961           1.288                  18,424
                                                               2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.364           1.415                  17,494
                                                               2004        1.261           1.364                  17,509
                                                               2003        0.971           1.261                  12,992
                                                               2002        1.000           0.971                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.684           2.112                       -
                                                               2004        1.375           1.684                       -
                                                               2003        0.982           1.375                       -
                                                               2002        1.000           0.982                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.701           1.787                       -
                                                               2004        1.321           1.701                       -
                                                               2003        1.005           1.321                       -
                                                               2002        1.000           1.005                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        1.187           1.215                       -
                                                               2004        1.153           1.187                       -
                                                               2003        0.971           1.153                       -
                                                               2002        1.000           0.971                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.375           1.427                   4,217
                                                               2004        1.260           1.375                   4,086
                                                               2003        0.976           1.260                   8,127
                                                               2002        1.000           0.976                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.202           1.298                       -
                                                               2004        1.074           1.202                       -
                                                               2003        1.000           1.074                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.200           1.295                       -
                                                               2004        1.067           1.200                       -
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.347           1.459                   3,077
                                                               2004        1.220           1.347                   3,116
                                                               2003        0.994           1.220                   3,153
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.763           2.202                       -
                                                               2004        1.442           1.763                       -
                                                               2003        1.000           1.442                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.489           1.608                       -
                                                               2004        1.281           1.489                       -
                                                               2003        0.989           1.281                       -
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.438           1.535                       -
                                                               2004        1.265           1.438                       -
                                                               2003        0.976           1.265                       -
                                                               2002        1.000           0.976                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.308           1.337                       -

                                                               2004        1.211           1.308                       -
                                                               2003        0.967           1.211                       -
                                                               2002        1.000           0.967                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/02)                                             2005        1.394           1.502                   1,300
                                                               2004        1.304           1.394                   1,332
                                                               2003        0.949           1.304                   6,047
                                                               2002        1.000           0.949                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.311           1.332                       -
                                                               2004        1.234           1.311                       -
                                                               2003        0.967           1.234                       -
                                                               2002        1.000           0.967                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.176           1.241                       -
                                                               2004        1.108           1.176                       -
                                                               2003        0.994           1.108                       -
                                                               2002        1.000           0.994                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.369           1.507                       -
                                                               2004        1.223           1.369                       -
                                                               2003        0.988           1.223                       -
                                                               2002        1.000           0.988                       -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.337           1.461                       -
                                                               2004        1.356           1.337                       -
                                                               2003        0.944           1.356                       -
                                                               2002        1.000           0.944                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.217           1.259                       -
                                                               2004        1.188           1.217                       -
                                                               2003        0.980           1.188                       -
                                                               2002        1.000           0.980                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.498           1.527                       -
                                                               2004        1.330           1.498                       -
                                                               2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.369           1.385                       -
                                                               2004        1.239           1.369                       -
                                                               2003        1.000           1.239                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.525           1.618                       -
                                                               2004        1.255           1.525                       -
                                                               2003        1.000           1.255                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.070           1.109                       -
                                                               2004        1.035           1.070                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.114           1.115                       -
                                                               2004        1.044           1.114                       -
                                                               2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.071           1.076                  35,267
                                                               2004        1.042           1.071                  25,374
                                                               2003        1.012           1.042                  24,369
                                                               2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.307           1.374                       -
                                                               2004        1.240           1.307                       -
                                                               2003        0.958           1.240                       -
                                                               2002        1.000           0.958                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.427           1.569                       -
                                                               2004        1.253           1.427                       -


                                                               2003        0.994           1.253                       -
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.773           1.860                       -
                                                               2004        1.433           1.773                       -
                                                               2003        0.977           1.433                       -
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.389           1.417                   9,670
                                                               2004        1.308           1.389                   9,553

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   All Cap Fund - Class I  (continued)                         2003        0.960           1.308                   9,550
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (11/99)                            2005        1.345           1.405                       -
                                                               2004        1.243           1.345                       -
                                                               2003        0.958           1.243                       -
                                                               2002        1.000           0.958                       -

   Large Cap Growth Fund - Class I (9/02)                      2005        1.341           1.383                       -
                                                               2004        1.361           1.341                       -
                                                               2003        0.961           1.361                       -
                                                               2002        1.000           0.961                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.597           1.642                       -
                                                               2004        1.415           1.597                       -
                                                               2003        0.970           1.415                       -
                                                               2002        1.000           0.970                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.279           1.364                       -
                                                               2004        1.226           1.279                       -
                                                               2003        0.967           1.226                       -
                                                               2002        1.000           0.967                       -

   Convertible Securities Portfolio (6/00)                     2005        1.284           1.263                       -
                                                               2004        1.232           1.284                       -

                                                               2003        0.996           1.232                       -
                                                               2002        1.000           0.996                       -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.462           1.611                       -
                                                               2004        1.281           1.462                       -
                                                               2003        0.977           1.281                       -
                                                               2002        1.000           0.977                       -

   Equity Income Portfolio (11/99)                             2005        1.327           1.359                       -
                                                               2004        1.232           1.327                       -
                                                               2003        0.958           1.232                       -
                                                               2002        1.000           0.958                       -

   Federated High Yield Portfolio (6/00)                       2005        1.303           1.309                       -
                                                               2004        1.204           1.303                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Federated High Yield Portfolio  (continued)                 2003        1.003           1.204                       -
                                                               2002        1.000           1.003                       -

   Federated Stock Portfolio (5/00)                            2005        1.325           1.368                       -
                                                               2004        1.223           1.325                       -
                                                               2003        0.978           1.223                       -
                                                               2002        1.000           0.978                       -

   Large Cap Portfolio (11/99)                                 2005        1.233           1.314                       -
                                                               2004        1.181           1.233                       -
                                                               2003        0.967           1.181                       -
                                                               2002        1.000           0.967                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.075                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.028                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.044                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.062                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.008           1.035                       -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.313           1.442                       -
                                                               2004        1.156           1.313                       -
                                                               2003        0.973           1.156                       -

                                                               2002        1.000           0.973                       -

   MFS Emerging Growth Portfolio (11/99)                       2005        1.358           1.317                       -
                                                               2004        1.229           1.358                       -
                                                               2003        0.971           1.229                       -
                                                               2002        1.000           0.971                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.463           1.478                       -
                                                               2004        1.308           1.463                       -
                                                               2003        0.974           1.308                       -
                                                               2002        1.000           0.974                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   MFS Total Return Portfolio (11/99)                          2005        1.230           1.242                  82,303
                                                               2004        1.126           1.230                  53,215
                                                               2003        0.986           1.126                  34,407
                                                               2002        1.000           0.986                       -

   MFS Value Portfolio (7/04)                                  2005        1.118           1.166                       -
                                                               2004        0.993           1.118                       -

   Mondrian International Stock Portfolio (5/00)               2005        1.432           1.537                       -
                                                               2004        1.262           1.432                       -
                                                               2003        1.001           1.262                       -
                                                               2002        1.000           1.001                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.320           1.372                       -
                                                               2004        1.212           1.320                       -
                                                               2003        1.000           1.212                       -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.060                       -

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.285           1.306                       -
                                                               2004        1.181           1.285                       -
                                                               2003        1.008           1.181                       -
                                                               2002        1.000           1.008                       -

   Strategic Equity Portfolio (11/99)                          2005        1.361           1.361                       -
                                                               2004        1.260           1.361                       -


                                                               2003        0.969           1.260                       -
                                                               2002        1.000           0.969                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.133                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.105                       -

   Travelers Quality Bond Portfolio (5/00)                     2005        1.077           1.073                       -
                                                               2004        1.063           1.077                       -
                                                               2003        1.014           1.063                       -
                                                               2002        1.000           1.014                       -

   U.S. Government Securities Portfolio (6/04)                 2005        1.048           1.072                       -
                                                               2004        0.989           1.048                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989           0.993                       -
                                                               2004        0.998           0.989                       -
                                                               2003        1.000           0.998                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.438           1.467                       -
                                                               2004        1.249           1.438                       -
                                                               2003        0.974           1.249                       -
                                                               2002        1.000           0.974                       -

   Enterprise Portfolio - Class II Shares (6/01)               2005        1.211           1.280                       -
                                                               2004        1.190           1.211                       -
                                                               2003        0.966           1.190                       -
                                                               2002        1.000           0.966                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.406           1.607                       -
                                                               2004        1.245           1.406                       -
                                                               2003        0.991           1.245                       -
                                                               2002        1.000           0.991                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (8/01)                                                      2005        1.159           1.371                       -
                                                               2004        1.167           1.159                       -
                                                               2003        0.953           1.167                       -
                                                               2002        1.000           0.953                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.633           1.889                  18,885
                                                               2004        1.336           1.633                  12,999
                                                               2003        0.986           1.336                   9,625
                                                               2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2005        1.389           1.610                 108,294
                                                               2004        1.186           1.389                 116,560
                                                               2003        0.968           1.186                  78,193
                                                               2002        1.000           0.968                       -

   High Yield Bond Trust (6/04)                                2005        1.066           1.058                       -
                                                               2004        0.997           1.066                       -

   Managed Assets Trust (6/04)                                 2005        1.074           1.093                       -
                                                               2004        1.009           1.074                       -

   Money Market Portfolio (10/97)                              2005        0.978           0.986                 110,192
                                                               2004        0.987           0.978                 105,774
                                                               2003        1.000           0.987                  46,731
                                                               2002        1.000           1.000                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.224           1.268                   4,676
                                                               2004        1.181           1.224                  12,413
                                                               2003        0.963           1.181                  17,759
                                                               2002        1.000           0.963                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.217           1.370                 104,732
                                                               2004        1.146           1.217                 215,603
                                                               2003        0.948           1.146                 140,484
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.452           1.624                 576,073
                                                               2004        1.305           1.452                 568,405
                                                               2003        0.984           1.305                 230,499
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.420           1.618               2,311,340
                                                               2004        1.288           1.420               2,174,558

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Growth Fund - Class 2 Shares  (continued)                   2003        0.961           1.288               1,570,074
                                                               2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.364           1.415               2,450,277
                                                               2004        1.261           1.364               2,464,499
                                                               2003        0.971           1.261               1,651,863
                                                               2002        1.000           0.971                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.684           2.112                   4,145
                                                               2004        1.375           1.684                   4,145
                                                               2003        0.982           1.375                       -
                                                               2002        1.000           0.982                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.701           1.787                  49,108
                                                               2004        1.321           1.701                  58,237
                                                               2003        1.005           1.321                  37,104
                                                               2002        1.000           1.005                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        1.187           1.215                  44,682
                                                               2004        1.153           1.187                  44,460
                                                               2003        0.971           1.153                  40,094
                                                               2002        1.000           0.971                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.375           1.427                 114,766
                                                               2004        1.260           1.375                 112,582
                                                               2003        0.976           1.260                  47,616
                                                               2002        1.000           0.976                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.202           1.298                  24,867
                                                               2004        1.074           1.202                       -
                                                               2003        1.000           1.074                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.200           1.295                       -
                                                               2004        1.067           1.200                       -
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.347           1.459                 522,692
                                                               2004        1.220           1.347                 480,020
                                                               2003        0.994           1.220                 399,669
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.763           2.202                  91,590
                                                               2004        1.442           1.763                 100,794
                                                               2003        1.000           1.442                  71,761

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.489           1.608                 328,303
                                                               2004        1.281           1.489                 310,191
                                                               2003        0.989           1.281                 244,758
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.438           1.535                  77,237
                                                               2004        1.265           1.438                  53,572
                                                               2003        0.976           1.265                  21,906
                                                               2002        1.000           0.976                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.308           1.337                 283,325

                                                               2004        1.211           1.308                 411,322
                                                               2003        0.967           1.211                 374,650
                                                               2002        1.000           0.967                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/02)                                             2005        1.394           1.502                  49,133
                                                               2004        1.304           1.394                  48,898
                                                               2003        0.949           1.304                  13,010
                                                               2002        1.000           0.949                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.311           1.332                  40,374
                                                               2004        1.234           1.311                  42,439
                                                               2003        0.967           1.234                  35,379
                                                               2002        1.000           0.967                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.176           1.241                     213
                                                               2004        1.108           1.176                       -
                                                               2003        0.994           1.108                       -
                                                               2002        1.000           0.994                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.369           1.507                  45,287
                                                               2004        1.223           1.369                  43,713
                                                               2003        0.988           1.223                  33,138
                                                               2002        1.000           0.988                       -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.337           1.461                       -
                                                               2004        1.356           1.337                       -
                                                               2003        0.944           1.356                       -
                                                               2002        1.000           0.944                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.217           1.259                       -
                                                               2004        1.188           1.217                   5,065
                                                               2003        0.980           1.188                   5,148
                                                               2002        1.000           0.980                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.498           1.527                 185,107
                                                               2004        1.330           1.498                 150,508
                                                               2003        1.000           1.330                  97,171

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.369           1.385                 341,133
                                                               2004        1.239           1.369                 290,674
                                                               2003        1.000           1.239                 167,595

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.525           1.618                 320,871
                                                               2004        1.255           1.525                 349,328
                                                               2003        1.000           1.255                 217,985

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.070           1.109                       -
                                                               2004        1.035           1.070                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.114           1.115                 352,054
                                                               2004        1.044           1.114                 281,739
                                                               2003        1.000           1.044                 240,797

   Total Return Portfolio - Administrative Class (5/01)        2005        1.071           1.076               2,231,359
                                                               2004        1.042           1.071               2,095,600
                                                               2003        1.012           1.042               2,115,078
                                                               2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.307           1.374                       -
                                                               2004        1.240           1.307                       -
                                                               2003        0.958           1.240                       -
                                                               2002        1.000           0.958                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.427           1.569                 259,913
                                                               2004        1.253           1.427                 238,693

                                                               2003        0.994           1.253                 219,951
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.773           1.860                 169,474
                                                               2004        1.433           1.773                 164,028
                                                               2003        0.977           1.433                 153,913
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.389           1.417                 248,233
                                                               2004        1.308           1.389                 248,890

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   All Cap Fund - Class I  (continued)                         2003        0.960           1.308                 211,895
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (11/99)                            2005        1.345           1.405                 244,928
                                                               2004        1.243           1.345                 294,184
                                                               2003        0.958           1.243                 275,654
                                                               2002        1.000           0.958                       -

   Large Cap Growth Fund - Class I (9/02)                      2005        1.341           1.383                   5,051
                                                               2004        1.361           1.341                  11,791
                                                               2003        0.961           1.361                   9,226
                                                               2002        1.000           0.961                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.597           1.642                  99,006
                                                               2004        1.415           1.597                 103,106
                                                               2003        0.970           1.415                 115,709
                                                               2002        1.000           0.970                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.279           1.364                  42,170
                                                               2004        1.226           1.279                  43,412
                                                               2003        0.967           1.226                  30,573
                                                               2002        1.000           0.967                       -

   Convertible Securities Portfolio (6/00)                     2005        1.284           1.263                  33,645
                                                               2004        1.232           1.284                  33,549

                                                               2003        0.996           1.232                   4,148
                                                               2002        1.000           0.996                       -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.462           1.611                  48,000
                                                               2004        1.281           1.462                  46,858
                                                               2003        0.977           1.281                  28,513
                                                               2002        1.000           0.977                       -

   Equity Income Portfolio (11/99)                             2005        1.327           1.359                 871,998
                                                               2004        1.232           1.327                 837,507
                                                               2003        0.958           1.232                 783,027
                                                               2002        1.000           0.958                       -

   Federated High Yield Portfolio (6/00)                       2005        1.303           1.309                  19,909
                                                               2004        1.204           1.303                  26,152

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
Federated High Yield Portfolio  (continued)                 2003        1.003            1.204              23,988
                                                            2002        1.000            1.003                   -

Federated Stock Portfolio (5/00)                            2005        1.325            1.368                 964
                                                            2004        1.223            1.325                 967
                                                            2003        0.978            1.223                   -
                                                            2002        1.000            0.978                   -

Large Cap Portfolio (11/99)                                 2005        1.233            1.314             102,730
                                                            2004        1.181            1.233             113,899
                                                            2003        0.967            1.181             112,890
                                                            2002        1.000            0.967                   -

Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007            1.075                   -

Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000            1.028                   -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000            1.044                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        0.999            1.062             157,445

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.008            1.035               7,235

Mercury Large Cap Core Portfolio (11/99)                    2005        1.313            1.442              35,013
                                                            2004        1.156            1.313              35,453
                                                            2003        0.973            1.156              30,775

                                                            2002        1.000            0.973                   -

MFS Emerging Growth Portfolio (11/99)                       2005        1.358            1.317                   -
                                                            2004        1.229            1.358             217,741
                                                            2003        0.971            1.229             232,432
                                                            2002        1.000            0.971                   -

MFS Mid Cap Growth Portfolio (5/00)                         2005        1.463            1.478             281,973
                                                            2004        1.308            1.463              92,733
                                                            2003        0.974            1.308             104,184
                                                            2002        1.000            0.974                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
MFS Total Return Portfolio (11/99)                          2005        1.230            1.242           1,858,321
                                                            2004        1.126            1.230           1,650,696
                                                            2003        0.986            1.126           1,307,672
                                                            2002        1.000            0.986                   -

MFS Value Portfolio (7/04)                                  2005        1.118            1.166              79,307
                                                            2004        0.993            1.118                   -

Mondrian International Stock Portfolio (5/00)               2005        1.432            1.537             192,449
                                                            2004        1.262            1.432             193,163
                                                            2003        1.001            1.262             115,622
                                                            2002        1.000            1.001                   -

Pioneer Fund Portfolio (5/03)                               2005        1.320            1.372               8,791
                                                            2004        1.212            1.320              16,095
                                                            2003        1.000            1.212              16,215

Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000            1.060              17,457

Pioneer Strategic Income Portfolio (6/00)                   2005        1.285            1.306               1,732
                                                            2004        1.181            1.285               1,738
                                                            2003        1.008            1.181                   -
                                                            2002        1.000            1.008                   -

Strategic Equity Portfolio (11/99)                          2005        1.361            1.361              67,802
                                                            2004        1.260            1.361              74,728

                                                            2003        0.969            1.260              73,289
                                                            2002        1.000            0.969                   -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032            1.133                   -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000            1.105                   -

Travelers Quality Bond Portfolio (5/00)                     2005        1.077            1.073              31,342
                                                            2004        1.063            1.077              29,955
                                                            2003        1.014            1.063               5,772
                                                            2002        1.000            1.014                   -

U.S. Government Securities Portfolio (6/04)                 2005        1.048            1.072                   -
                                                            2004        0.989            1.048                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989            0.993             85,790
                                                               2004        0.998            0.989             59,976
                                                               2003        1.000            0.998             19,961

Van Kampen Life Investment Trust

   Comstock Portfolio - Class II Shares (5/01)                 2005        1.438            1.467             49,619
                                                               2004        1.249            1.438             50,022
                                                               2003        0.974            1.249             37,078
                                                               2002        1.000            0.974                  -

   Enterprise Portfolio - Class II Shares (6/01)               2005        1.211            1.280                  -
                                                               2004        1.190            1.211                  -
                                                               2003        0.966            1.190                  -
                                                               2002        1.000            0.966                  -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.406            1.607            231,090
                                                               2004        1.245            1.406            230,274
                                                               2003        0.991            1.245            173,538
                                                               2002        1.000            0.991                  -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (8/01)                                                      2005        1.159            1.371                  -
                                                               2004        1.167            1.159                  -
                                                               2003        0.953            1.167                  -
                                                               2002        1.000            0.953                  -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.633            1.889            449,084
                                                               2004        1.336            1.633            440,395
                                                               2003        0.986            1.336            412,733
                                                               2002        1.000            0.986                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                     UNIT VALUE AT                     NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                              YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (5/00)                          2005        1.341            1.553                   -
                                                             2004        1.145            1.341                   -
                                                             2003        1.000            1.145                   -

   High Yield Bond Trust (6/04)                              2005        1.065            1.057                   -
                                                             2004        0.997            1.065                   -

   Managed Assets Trust (6/04)                               2005        1.073            1.092                   -
                                                             2004        1.009            1.073                   -

   Money Market Portfolio (10/97)                            2005        0.984            0.992                   -
                                                             2004        0.995            0.984                   -
                                                             2003        1.000            0.995                   -

AIM Variable Insurance Funds

   AIM V.I. Premier Equity Fund - Series I (5/01)            2005        1.152            1.193                   -
                                                             2004        1.112            1.152                   -
                                                             2003        1.000            1.112                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                   2005        1.160            1.305             116,353
                                                             2004        1.093            1.160               1,456
                                                             2003        1.000            1.093                   -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)               2005        1.320            1.476           1,656,597

                                                             2004        1.188            1.320             781,699
                                                             2003        1.000            1.188             163,988

   Growth Fund - Class 2 Shares (11/99)                      2005        1.266            1.442           4,170,128
                                                             2004        1.149            1.266           2,184,750
                                                             2003        1.000            1.149             117,074

   Growth-Income Fund - Class 2 Shares (11/99)               2005        1.240            1.286           4,908,904
                                                             2004        1.147            1.240           2,243,737
                                                             2003        1.000            1.147             210,838

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                         BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                                 YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)        2005        1.497           1.877                   -
                                                                2004        1.223           1.497                   -
                                                                2003        1.000           1.223                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)             2005        1.471           1.545              70,144
                                                                2004        1.143           1.471                   -
                                                                2003        1.000           1.143                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                       2005        1.145           1.171                   -
                                                                2004        1.112           1.145                   -
                                                                2003        1.000           1.112                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                                2005        1.253           1.299                   -
                                                                2004        1.148           1.253                   -
                                                                2003        1.000           1.148                   -

FAM Variable Series Funds, Inc.
Mercury Global Allocation V.I. Fund - Class III (11/03)         2005        1.201           1.297              24,687
                                                                2004        1.074           1.201              11,644
                                                                2003        1.000           1.074

   Mercury Value Opportunities V.I. Fund - Class III (12/03)    2005        1.199           1.294             122,256
                                                                2004        1.067           1.199              29,854
                                                                2003        1.049           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)        2005        1.233           1.336             527,630
                                                                2004        1.117           1.233             259,463
                                                                2003        1.000           1.117              19,158

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                                2005        1.543           1.927             204,648
                                                                2004        1.263           1.543             100,690
                                                                2003        1.000           1.263                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.365            1.474           1,197,361
                                                               2004        1.176            1.365             350,933
                                                               2003        1.000            1.176              58,222

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.320            1.408             211,820
                                                               2004        1.161            1.320              34,020
                                                               2003        1.000            1.161                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.220            1.246              54,094
                                                               2004        1.130            1.220              31,513
                                                               2003        1.000            1.130                   -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/02)                                             2005        1.224            1.318                   -
                                                               2004        1.145            1.224                   -
                                                               2003        1.000            1.145                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.195            1.213                   -
                                                               2004        1.125            1.195                   -
                                                               2003        1.000            1.125                   -

Janus Aspen Series

   Balanced Portfolio - Service Shares (5/00)                  2005        1.142            1.205                   -
                                                               2004        1.077            1.142                   -
                                                               2003        1.000            1.077                   -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.250            1.376                   -
                                                               2004        1.117            1.250                   -
                                                               2003        1.000            1.117                   -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.182            1.291                   -
                                                               2004        1.199            1.182                   -
                                                               2003        1.000            1.199                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.169            1.209                   -
                                                               2004        1.142            1.169                   -
                                                               2003        1.000            1.142                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.320            1.345             150,337
                                                               2004        1.173            1.320              71,596
                                                               2003        1.000            1.173              31,851

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.259            1.273             867,751
                                                               2004        1.140            1.259             527,515
                                                               2003        1.000            1.140                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.405            1.490             884,793
                                                               2004        1.156            1.405             254,563
                                                               2003        1.000            1.156              56,642

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.069            1.108                   -
                                                               2004        1.034            1.069                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.116            1.116             761,159
                                                               2004        1.046            1.116             360,434
                                                               2003        1.000            1.046                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.053            1.057           2,038,278
                                                               2004        1.025            1.053           1,320,238
                                                               2003        1.000            1.025             212,809

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.187            1.247                   -
                                                               2004        1.126            1.187                   -
                                                               2003        1.000            1.126                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.344            1.477                 -
                                                               2004        1.180            1.344                 -
                                                               2003        1.000            1.180                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.529            1.603           114,865
                                                               2004        1.236            1.529            42,012
                                                               2003        1.000            1.236                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.242            1.266           343,752
                                                               2004        1.170            1.242           276,133
                                                               2003        1.000            1.170            28,599

   Investors Fund - Class I (11/99)                            2005        1.240            1.295           211,338
                                                               2004        1.147            1.240            59,890
                                                               2003        1.000            1.147            35,867

   Large Cap Growth Fund - Class I (9/02)                      2005        1.145            1.180                 -
                                                               2004        1.162            1.145                 -
                                                               2003        1.000            1.162                 -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.395            1.433           171,490
                                                               2004        1.237            1.395           153,471
                                                               2003        1.000            1.237                 -

The Travelers Series Trust

   AIM Capital Appreciation Portfolio (5/01)                   2005        1.186            1.264            91,615
                                                               2004        1.137            1.186             8,207
                                                               2003        1.000            1.137                 -

   Convertible Securities Portfolio (6/00)                     2005        1.149            1.130                 -
                                                               2004        1.103            1.149                 -
                                                               2003        1.000            1.103                 -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.337            1.473                 -
                                                               2004        1.172            1.337                 -
                                                               2003        1.000            1.172                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
              PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
Equity Income Portfolio (11/99)                             2005        1.219            1.248            594,858
                                                            2004        1.133            1.219            356,171
                                                            2003        1.000            1.133             46,186

Federated High Yield Portfolio (6/00)                       2005        1.180            1.185                  -
                                                            2004        1.091            1.180                  -
                                                            2003        1.000            1.091                  -

Federated Stock Portfolio (5/00)                            2005        1.241            1.281                  -
                                                            2004        1.146            1.241                  -
                                                            2003        1.000            1.146                  -

Large Cap Portfolio (11/99)                                 2005        1.172            1.249             15,297
                                                            2004        1.123            1.172                  -
                                                            2003        1.000            1.123                  -

Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007            1.074             14,121

Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000            1.028            205,689

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000            1.043            202,439

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        0.999            1.062            142,792

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.008            1.035             58,836

Mercury Large Cap Core Portfolio (11/99)                    2005        1.237            1.358             63,233

                                                            2004        1.090            1.237             21,338
                                                            2003        1.000            1.090                  -

MFS Emerging Growth Portfolio (11/99)                       2005        1.221            1.184                  -
                                                            2004        1.106            1.221             35,127
                                                            2003        1.000            1.106             14,706

MFS Mid Cap Growth Portfolio (5/00)                         2005        1.265            1.278             41,707
                                                            2004        1.132            1.265                  -
                                                            2003        1.000            1.132                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                 UNIT VALUE AT                     NUMBER OF UNITS
                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
              PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------    ----    -------------    -------------    ---------------
MFS Total Return Portfolio (11/99)                       2005        1.178            1.188           1,715,890
                                                         2004        1.079            1.178           1,111,199
                                                         2003        1.000            1.079              78,205

MFS Value Portfolio (7/04)                               2005        1.117            1.165             303,452
                                                         2004        0.993            1.117             122,142

Mondrian International Stock Portfolio (5/00)            2005        1.314            1.410             708,291
                                                         2004        1.159            1.314             575,019
                                                         2003        1.000            1.159                 788

Pioneer Fund Portfolio (5/03)                            2005        1.227            1.274               3,586
                                                         2004        1.127            1.227                   -
                                                         2003        1.000            1.127                   -

Pioneer Mid Cap Value Portfolio (5/05)                   2005        1.000            1.059                   -

Pioneer Strategic Income Portfolio (6/00)                2005        1.173            1.191             253,499
                                                         2004        1.079            1.173              65,381
                                                         2003        1.000            1.079                   -

Strategic Equity Portfolio (11/99)                       2005        1.206            1.206             329,452
                                                         2004        1.117            1.206             126,430
                                                         2003        1.000            1.117                   -

Style Focus Series: Small Cap Growth Portfolio (6/05)    2005        1.032            1.133               1,556

Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.000            1.105                   -

Travelers Quality Bond Portfolio (5/00)                  2005        1.037            1.032                   -
                                                         2004        1.024            1.037                   -
                                                         2003        1.000            1.024                   -

U.S. Government Securities Portfolio (6/04)              2005        1.048            1.071                   -
                                                         2004        0.989            1.048                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989            0.991            175,898
                                                               2004        0.997            0.989            113,933
                                                               2003        1.000            0.997                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.307            1.333                  -
                                                               2004        1.136            1.307                  -
                                                               2003        1.000            1.136                  -

   Enterprise Portfolio - Class II Shares (6/01)               2005        1.152            1.218                  -
                                                               2004        1.133            1.152                  -
                                                               2003        1.000            1.133                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.287            1.471                  -
                                                               2004        1.141            1.287                  -
                                                               2003        1.000            1.141                  -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (8/01)                                                      2005        1.097            1.297                  -
                                                               2004        1.105            1.097                  -
                                                               2003        1.000            1.105                  -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.463            1.692            529,369
                                                               2004        1.198            1.463            320,461
                                                               2003        1.000            1.198             52,180


                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                     UNIT VALUE AT                     NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                              YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (5/00)                          2005        1.340            1.551                  -
                                                             2004        1.145            1.340                  -
                                                             2003        1.000            1.145                  -

   High Yield Bond Trust (6/04)                              2005        1.065            1.057                  -
                                                             2004        0.997            1.065                  -

   Managed Assets Trust (6/04)                               2005        1.073            1.091                  -
                                                             2004        1.008            1.073                  -

   Money Market Portfolio (10/97)                            2005        0.984            0.991                  -
                                                             2004        0.994            0.984                  -
                                                             2003        1.000            0.994                  -

AIM Variable Insurance Funds

   AIM V.I. Premier Equity Fund - Series I (5/01)            2005        1.152            1.191                  -
                                                             2004        1.112            1.152                  -
                                                             2003        1.000            1.112                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                   2005        1.159            1.304                  -
                                                             2004        1.093            1.159                  -
                                                             2003        1.000            1.093                  -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)               2005        1.319            1.474             89,838

                                                             2004        1.187            1.319             37,649
                                                             2003        1.000            1.187              6,649

   Growth Fund - Class 2 Shares (11/99)                      2005        1.266            1.440            162,056
                                                             2004        1.149            1.266             50,046
                                                             2003        1.000            1.149              8,761

   Growth-Income Fund - Class 2 Shares (11/99)               2005        1.239            1.284            171,218
                                                             2004        1.147            1.239             75,789
                                                             2003        1.000            1.147              8,885

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                         BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                                 YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)        2005        1.496            1.875                 -
                                                                2004        1.223            1.496                 -
                                                                2003        1.000            1.223                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)             2005        1.470            1.543                 -
                                                                2004        1.143            1.470                 -
                                                                2003        1.000            1.143                 -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                       2005        1.144            1.169                 -
                                                                2004        1.112            1.144                 -
                                                                2003        1.000            1.112                 -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                                2005        1.252            1.297                 -
                                                                2004        1.148            1.252                 -
                                                                2003        1.000            1.148                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)      2005        1.201            1.295                 -
                                                                2004        1.074            1.201                 -
                                                                2003        1.000            1.074                 -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)    2005        1.199            1.293            23,446
                                                                2004        1.067            1.199            23,446
                                                                2003        1.049            1.067                 -


Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)        2005        1.232            1.334                 -
                                                                2004        1.117            1.232                 -
                                                                2003        1.000            1.117                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                                2005        1.542            1.924             3,578
                                                                2004        1.263            1.542                 -
                                                                2003        1.000            1.263                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.364           1.472             12,064
                                                               2004        1.175           1.364              3,451
                                                               2003        1.000           1.175                  -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.319           1.406                  -
                                                               2004        1.161           1.319                  -
                                                               2003        1.000           1.161                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.219           1.245                  -
                                                               2004        1.130           1.219                  -
                                                               2003        1.000           1.130                  -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/02)                                             2005        1.223           1.316                  -
                                                               2004        1.145           1.223                  -
                                                               2003        1.000           1.145                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.194           1.212                  -
                                                               2004        1.125           1.194                  -
                                                               2003        1.000           1.125                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.142           1.204                  -
                                                               2004        1.077           1.142                  -
                                                               2003        1.000           1.077                  -

Global Life Sciences Portfolio - Service Shares (5/00)         2005        1.249           1.374                  -
                                                               2004        1.117           1.249                  -
                                                               2003        1.000           1.117                  -

Global Technology Portfolio - Service Shares (5/00)            2005        1.181           1.290                  -
                                                               2004        1.199           1.181                  -
                                                               2003        1.000           1.199                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.168           1.208                  -
                                                               2004        1.141           1.168                  -
                                                               2003        1.000           1.141                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.320           1.344              4,952
                                                               2004        1.173           1.320                409
                                                               2003        1.000           1.173                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.258           1.272             92,498
                                                               2004        1.140           1.258             29,092
                                                               2003        1.000           1.140                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.404           1.488             23,389
                                                               2004        1.156           1.404                514
                                                               2003        1.000           1.156                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.069           1.107                  -
                                                               2004        1.034           1.069                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115           1.115             27,032
                                                               2004        1.046           1.115                321
                                                               2003        1.000           1.046                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.052           1.056             85,546
                                                               2004        1.024           1.052             25,853
                                                               2003        1.000           1.024                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.186           1.246                  -
                                                               2004        1.126           1.186                  -
                                                               2003        1.000           1.126                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.343           1.475                  -
                                                               2004        1.180           1.343                  -
                                                               2003        1.000           1.180                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.528           1.601                  -
                                                               2004        1.236           1.528                  -
                                                               2003        1.000           1.236                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.241           1.264              6,742
                                                               2004        1.170           1.241              6,750
                                                               2003        1.000           1.170              6,753

   Investors Fund - Class I (11/99)                            2005        1.240           1.293                  -
                                                               2004        1.147           1.240                  -
                                                               2003        1.000           1.147                  -

   Large Cap Growth Fund - Class I (9/02)                      2005        1.144           1.179                  -
                                                               2004        1.162           1.144                  -
                                                               2003        1.000           1.162                  -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.394           1.432                  -
                                                               2004        1.236           1.394                  -
                                                               2003        1.000           1.236                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.185           1.262                  -
                                                               2004        1.136           1.185                  -
                                                               2003        1.000           1.136                  -

   Convertible Securities Portfolio (6/00)                     2005        1.148           1.128                  -
                                                               2004        1.103           1.148                  -
                                                               2003        1.000           1.103                  -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.336           1.471                  -
                                                               2004        1.172           1.336                  -
                                                               2003        1.000           1.172                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Equity Income Portfolio (11/99)                                2005        1.218           1.246             27,363
                                                               2004        1.132           1.218              6,969
                                                               2003        1.000           1.132              6,972

Federated High Yield Portfolio (6/00)                          2005        1.179           1.184                  -
                                                               2004        1.091           1.179                  -
                                                               2003        1.000           1.091                  -

Federated Stock Portfolio (5/00)                               2005        1.241           1.279                  -
                                                               2004        1.146           1.241                  -
                                                               2003        1.000           1.146                  -

Large Cap Portfolio (11/99)                                    2005        1.172           1.247                  -
                                                               2004        1.123           1.172                  -
                                                               2003        1.000           1.123                  -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.007           1.074                  -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.027                  -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.043                  -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        0.999           1.062                  -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.008           1.034                  -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.236           1.357                  -

                                                               2004        1.090           1.236                  -
                                                               2003        1.000           1.090                  -

MFS Emerging Growth Portfolio (11/99)                          2005        1.220           1.183                  -
                                                               2004        1.105           1.220                  -
                                                               2003        1.000           1.105                  -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.264           1.276                  -
                                                               2004        1.132           1.264                  -
                                                               2003        1.000           1.132                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
MFS Total Return Portfolio (11/99)                             2005        1.177           1.187            109,722
                                                               2004        1.078           1.177             41,109
                                                               2003        1.000           1.078                  -

MFS Value Portfolio (7/04)                                     2005        1.117           1.164                  -
                                                               2004        0.992           1.117                  -

Mondrian International Stock Portfolio (5/00)                  2005        1.313           1.408                  -
                                                               2004        1.158           1.313                  -
                                                               2003        1.000           1.158                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.226           1.273                  -
                                                               2004        1.127           1.226                  -
                                                               2003        1.000           1.127                  -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.059                  -

Pioneer Strategic Income Portfolio (6/00)                      2005        1.172           1.190              3,647
                                                               2004        1.079           1.172                307
                                                               2003        1.000           1.079                  -

Strategic Equity Portfolio (11/99)                             2005        1.205           1.204                  -
                                                               2004        1.116           1.205                  -
                                                               2003        1.000           1.116                  -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.032           1.132                  -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.105                  -

Travelers Quality Bond Portfolio (5/00)                        2005        1.036           1.031                  -
                                                               2004        1.024           1.036                  -
                                                               2003        1.000           1.024                  -

U.S. Government Securities Portfolio (6/04)                    2005        1.047           1.070                  -
                                                               2004        0.989           1.047                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.988           0.990             21,619
                                                               2004        0.997           0.988             21,622
                                                               2003        1.000           0.997                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.306           1.332                  -
                                                               2004        1.136           1.306                  -
                                                               2003        1.000           1.136                  -

   Enterprise Portfolio - Class II Shares (6/01)               2005        1.151           1.216                  -
                                                               2004        1.133           1.151                  -
                                                               2003        1.000           1.133                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)              2005        1.286           1.469                  -
                                                               2004        1.141           1.286                  -
                                                               2003        1.000           1.141                  -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (8/01)                                                      2005        1.096           1.295                  -
                                                               2004        1.105           1.096                  -
                                                               2003        1.000           1.105                  -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.462           1.690             22,322
                                                               2004        1.198           1.462             21,134
                                                               2003        1.000           1.198                  -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (5/00)                            2005        1.384           1.600              5,253
                                                               2004        1.183           1.384              5,256
                                                               2003        0.968           1.183              5,056
                                                               2002        1.000           0.968                  -

   High Yield Bond Trust (6/04)                                2005        1.064           1.055                  -
                                                               2004        0.997           1.064                  -

   Managed Assets Trust (6/04)                                 2005        1.072           1.089                  -
                                                               2004        1.008           1.072                  -

   Money Market Portfolio (10/97)                              2005        0.974           0.980                  -
                                                               2004        0.985           0.974                  -
                                                               2003        0.999           0.985                  -
                                                               2002        1.000           0.999                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.219           1.260              5,955
                                                               2004        1.178           1.219              5,958
                                                               2003        0.963           1.178              5,962
                                                               2002        1.000           0.963                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.212           1.362              8,136
                                                               2004        1.144           1.212              8,147
                                                               2003        0.948           1.144              8,158
                                                               2002        1.000           0.948                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.446           1.614            263,482
                                                               2004        1.303           1.446            234,185
                                                               2003        0.984           1.303             11,565
                                                               2002        1.000           0.984                  -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.415           1.608            608,837
                                                               2004        1.285           1.415            542,802

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Growth Fund - Class 2 Shares  (continued)                   2003        0.960           1.285            291,762
                                                               2002        1.000           0.960                  -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.358           1.406          1,000,046
                                                               2004        1.258           1.358            950,041
                                                               2003        0.971           1.258            704,556
                                                               2002        1.000           0.971                  -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.677           2.100                  -
                                                               2004        1.373           1.677                  -
                                                               2003        0.982           1.373                  -
                                                               2002        1.000           0.982                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.694           1.776             47,056
                                                               2004        1.318           1.694             47,056
                                                               2003        1.005           1.318             45,031
                                                               2002        1.000           1.005                  -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        1.183           1.208             25,626
                                                               2004        1.151           1.183             25,626
                                                               2003        0.971           1.151             25,626
                                                               2002        1.000           0.971                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.370           1.418             51,780
                                                               2004        1.258           1.370             52,963
                                                               2003        0.976           1.258             47,826
                                                               2002        1.000           0.976                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.293                  -
                                                               2004        1.073           1.199                  -
                                                               2003        1.000           1.073                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.197           1.290              1,812
                                                               2004        1.067           1.197                  -
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.341           1.450            288,138
                                                               2004        1.217           1.341            292,095
                                                               2003        0.994           1.217            223,043
                                                               2002        1.000           0.994                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.757           2.190             44,244
                                                               2004        1.440           1.757             50,617
                                                               2003        1.000           1.440             30,640

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.483           1.598             65,940
                                                               2004        1.279           1.483             61,084
                                                               2003        0.989           1.279             19,323
                                                               2002        1.000           0.989                  -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.433           1.526             77,554
                                                               2004        1.262           1.433             65,648
                                                               2003        0.976           1.262             36,044
                                                               2002        1.000           0.976                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.303           1.329             65,689

                                                               2004        1.208           1.303             31,447
                                                               2003        0.967           1.208             14,964
                                                               2002        1.000           0.967                  -

Salomon Brothers Variable Aggressive Growth Fund - Class
I Shares (8/02)                                                2005        1.388           1.493                  -
                                                               2004        1.301           1.388                  -
                                                               2003        0.949           1.301                  -
                                                               2002        1.000           0.949                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.306           1.324            119,210
                                                               2004        1.231           1.306            122,909
                                                               2003        0.967           1.231            106,380
                                                               2002        1.000           0.967                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.172           1.234             14,308
                                                               2004        1.106           1.172             14,322
                                                               2003        0.994           1.106             14,338
                                                               2002        1.000           0.994                  -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.363           1.498             10,788
                                                               2004        1.220           1.363             10,794
                                                               2003        0.988           1.220             10,590
                                                               2002        1.000           0.988                  -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.331           1.453                  -
                                                               2004        1.353           1.331                  -
                                                               2003        0.944           1.353                  -
                                                               2002        1.000           0.944                  -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.212           1.252             26,415
                                                               2004        1.185           1.212             26,415
                                                               2003        0.980           1.185             26,415
                                                               2002        1.000           0.980                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.493           1.519             28,004
                                                               2004        1.329           1.493             23,228
                                                               2003        1.000           1.329              4,528

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.364           1.378            126,897
                                                               2004        1.238           1.364             96,031
                                                               2003        1.000           1.238             60,061

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.520           1.610             96,218
                                                               2004        1.253           1.520             56,353
                                                               2003        1.000           1.253             25,857

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.068           1.105                  -
                                                               2004        1.034           1.068                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.110           1.109            104,374
                                                               2004        1.042           1.110            168,773
                                                               2003        1.000           1.042             54,678

   Total Return Portfolio - Administrative Class (5/01)        2005        1.067           1.069            596,876
                                                               2004        1.040           1.067            576,706
                                                               2003        1.012           1.040            514,636
                                                               2002        1.000           1.012                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.302           1.366              4,172
                                                               2004        1.237           1.302              4,172
                                                               2003        0.958           1.237              9,165
                                                               2002        1.000           0.958                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.421           1.560                  -
                                                               2004        1.250           1.421              2,038

                                                               2003        0.994           1.250              2,129
                                                               2002        1.000           0.994                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.765           1.848             31,893
                                                               2004        1.430           1.765             15,972
                                                               2003        0.977           1.430             17,788
                                                               2002        1.000           0.977                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.383           1.408            184,824
                                                               2004        1.305           1.383            185,914

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   All Cap Fund - Class I  (continued)                         2003        0.960           1.305            145,744
                                                               2002        1.000           0.960                  -

   Investors Fund - Class I (11/99)                            2005        1.340           1.396              5,943
                                                               2004        1.241           1.340              5,946
                                                               2003        0.958           1.241                  -
                                                               2002        1.000           0.958                  -

   Large Cap Growth Fund - Class I (9/02)                      2005        1.336           1.375                  -
                                                               2004        1.358           1.336                  -
                                                               2003        0.961           1.358                  -
                                                               2002        1.000           0.961                  -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.591           1.632             62,378
                                                               2004        1.412           1.591             75,282
                                                               2003        0.970           1.412             51,166
                                                               2002        1.000           0.970                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.274           1.355             76,662
                                                               2004        1.223           1.274             74,577
                                                               2003        0.967           1.223             55,722
                                                               2002        1.000           0.967                  -

   Convertible Securities Portfolio (6/00)                     2005        1.278           1.255             52,858
                                                               2004        1.230           1.278             54,485

                                                               2003        0.995           1.230             46,580
                                                               2002        1.000           0.995                  -

Disciplined Mid Cap Stock Portfolio (5/00)                     2005        1.456           1.602                  -
                                                               2004        1.278           1.456                  -
                                                               2003        0.977           1.278                  -
                                                               2002        1.000           0.977                  -

Equity Income Portfolio (11/99)                                2005        1.322           1.351             70,507
                                                               2004        1.230           1.322             51,434
                                                               2003        0.958           1.230             35,368
                                                               2002        1.000           0.958                  -

Federated High Yield Portfolio (6/00)                          2005        1.297           1.302             59,245
                                                               2004        1.201           1.297             61,070

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                           PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------       ----   -------------   -------------   ---------------
Federated High Yield Portfolio  (continued)                             2003       1.003           1.201            52,061
                                                                        2002       1.000           1.003                 -

Federated Stock Portfolio (5/00)                                        2005       1.320           1.360                 -
                                                                        2004       1.220           1.320                 -
                                                                        2003       0.978           1.220                 -
                                                                        2002       1.000           0.978                 -

Large Cap Portfolio (11/99)                                             2005       1.228           1.306             8,717
                                                                        2004       1.179           1.228             5,234
                                                                        2003       0.966           1.179             5,013
                                                                        2002       1.000           0.966                 -

Managed Allocation Series: Aggressive Portfolio (6/05)                  2005       1.007           1.074                 -

Managed Allocation Series: Conservative Portfolio (5/05)                2005       1.000           1.027                 -

Managed Allocation Series: Moderate Portfolio (6/05)                    2005       1.000           1.042                 -

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)         2005       0.999           1.061                 -

Managed Allocation Series: Moderate-Conservative Portfolio (6/05)       2005       1.007           1.034                 -

Mercury Large Cap Core Portfolio (11/99)                                2005       1.308           1.433           141,770
                                                                        2004       1.153           1.308           143,975
                                                                        2003       0.973           1.153           116,827

                                                                        2002       1.000           0.973                 -

MFS Emerging Growth Portfolio (11/99)                                   2005       1.353           1.311                 -
                                                                        2004       1.227           1.353            50,553
                                                                        2003       0.971           1.227            43,740
                                                                        2002       1.000           0.971                 -

MFS Mid Cap Growth Portfolio (5/00)                                     2005       1.457           1.469            45,898
                                                                        2004       1.306           1.457                 -
                                                                        2003       0.974           1.306                 -
                                                                        2002       1.000           0.974                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                                      YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------                   ----   -------------   -------------   ---------------
MFS Total Return Portfolio (11/99)                                      2005       1.225           1.234           381,492
                                                                        2004       1.124           1.225           348,726
                                                                        2003       0.986           1.124           116,554
                                                                        2002       1.000           0.986                 -

MFS Value Portfolio (7/04)                                              2005       1.116           1.163             6,545
                                                                        2004       0.992           1.116                 -

Mondrian International Stock Portfolio (5/00)                           2005       1.426           1.528            48,397
                                                                        2004       1.259           1.426            47,726
                                                                        2003       1.001           1.259             3,059
                                                                        2002       1.000           1.001                 -

Pioneer Fund Portfolio (5/03)                                           2005       1.316           1.364            28,836
                                                                        2004       1.210           1.316            28,853
                                                                        2003       1.000           1.210             1,879

Pioneer Mid Cap Value Portfolio (5/05)                                  2005       1.000           1.058                 -

Pioneer Strategic Income Portfolio (6/00)                               2005       1.280           1.298             8,500
                                                                        2004       1.179           1.280             3,608
                                                                        2003       1.008           1.179                 -
                                                                        2002       1.000           1.008                 -

Strategic Equity Portfolio (11/99)                                      2005       1.355           1.353            90,468
                                                                        2004       1.257           1.355            90,472

                                                                        2003       0.969           1.257             4,218
                                                                        2002       1.000           0.969                 -

Style Focus Series: Small Cap Growth Portfolio (6/05)                   2005       1.032           1.132                 -

Style Focus Series: Small Cap Value Portfolio (5/05)                    2005       1.000           1.104                 -

Travelers Quality Bond Portfolio (5/00)                                 2005       1.072           1.066                 -
                                                                        2004       1.061           1.072                 -
                                                                        2003       1.014           1.061                 -
                                                                        2002       1.000           1.014                 -

U.S. Government Securities Portfolio (6/04)                             2005       1.047           1.068                 -
                                                                        2004       0.989           1.047                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                           PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------     ----   -------------   -------------   ---------------
Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)         2005       0.987           0.988           105,280
                                                                        2004       0.997           0.987            71,789
                                                                        2003       1.000           0.997            30,870

Van Kampen Life Investment Trust
    Comstock Portfolio - Class II Shares (5/01)                         2005       1.432           1.458           258,418
                                                                        2004       1.247           1.432           282,224
                                                                        2003       0.974           1.247           263,122
                                                                        2002       1.000           0.974                 -

    Enterprise Portfolio - Class II Shares (6/01)                       2005       1.206           1.273            61,960
                                                                        2004       1.188           1.206            61,960
                                                                        2003       0.966           1.188            61,960
                                                                        2002       1.000           0.966                 -

Variable Insurance Products Fund
    Contrafund<< Portfolio - Service Class 2 (5/00)                     2005       1.400           1.598            44,572
                                                                        2004       1.243           1.400            22,535
                                                                        2003       0.991           1.243            22,351
                                                                        2002       1.000           0.991                 -

    Dynamic Capital Appreciation Portfolio - Service Class 2 (8/01)     2005       1.154           1.363                 -
                                                                        2004       1.165           1.154                 -
                                                                        2003       0.953           1.165                 -
                                                                        2002       1.000           0.953                 -

Mid Cap Portfolio - Service Class 2 (5/01)                              2005       1.626           1.878            71,714
                                                                        2004       1.334           1.626            47,123
                                                                        2003       0.986           1.334                 -
                                                                        2002       1.000           0.986                 -


                                     NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class
II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness
Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners.

Janus Aspen Series: Global Life Sciences Portfolio - Service Share is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.

AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Janus Aspen Balanced Portfolio - Service Shares is no longer available to new contract owners.

Janus Aspen Global Life Sciences Portfolio - Service Shares is no longer available to new contract owners.

                            VINTAGE XTRA -- SERIES II

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.65%


                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                           PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------------      ----   -------------   -------------   ---------------
    Capital Appreciation Fund (5/00)                                    2005       1.348           1.567             13,149
                                                                        2004       1.147           1.348                  -
                                                                        2003       1.000           1.147                  -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Growth and Income Portfolio - Class B (5/02)      2005       1.227           1.263             29,292
                                                                        2004       1.122           1.227              9,015
                                                                        2003       1.000           1.122                  -

    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)      2005       1.167           1.318             14,223

                                                                        2004       1.095           1.167                  -
                                                                        2003       1.000           1.095                  -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (11/99)                         2005       1.328           1.490            855,094
                                                                        2004       1.189           1.328            285,553
                                                                        2003       1.000           1.189             76,218

    Growth Fund - Class 2 Shares (11/99)                                2005       1.274           1.456          2,193,349
                                                                        2004       1.151           1.274            925,645
                                                                        2003       1.000           1.151            272,019

    Growth-Income Fund - Class 2 Shares (11/99)                         2005       1.247           1.298          2,413,867
                                                                        2004       1.149           1.247          1,228,864
                                                                        2003       1.000           1.149            114,363

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (6/00)                    2005       1.480           1.560             40,633
                                                                        2004       1.145           1.480                  -
                                                                        2003       1.000           1.145                  -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)             2005       1.207           1.308                  -
                                                                        2004       1.074           1.207                  -
                                                                        2003       1.000           1.074                  -

                         CONDENSED FINANCIAL INFORMATION


                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                             PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------------      ----   -------------   -------------   ---------------
    Mercury Value Opportunities V.I. Fund - Class III (12/03)           2005       1.205           1.305            11,074
                                                                        2004       1.067           1.205                 -
                                                                        2003       1.000           1.067                 -

Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund - Class II Shares (5/05)            2005       1.028           1.051            14,677

    Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
     (11/99)                                                            2005       1.310           1.350            53,082
                                                                        2004       1.194           1.310             6,435
                                                                        2003       1.000           1.194                 -

    Mutual Shares Securities Fund - Class 2 Shares (5/02)               2005       1.240           1.348           106,153
                                                                        2004       1.119           1.240            58,171
                                                                        2003       1.000           1.119            15,016

    Templeton Developing Markets Securities Fund - Class 2 Shares
     (5/03)                                                             2005       1.552           1.945            28,839
                                                                        2004       1.265           1.552             9,075
                                                                        2003       1.000           1.265                 -

    Templeton Foreign Securities Fund - Class 2 Shares (11/99)          2005       1.373           1.488           559,313
                                                                        2004       1.177           1.373           145,525
                                                                        2003       1.000           1.177             6,581

    Templeton Growth Securities Fund - Class 2 Shares (6/02)            2005       1.327           1.421            83,892
                                                                        2004       1.163           1.327                 -
                                                                        2003       1.000           1.163                 -

Greenwich Street Series Fund
    Appreciation Portfolio (11/99)                                      2005       1.200           1.231           619,523
                                                                        2004       1.121           1.200           134,945
                                                                        2003       1.000           1.121             4,692

    Diversified Strategic Income Portfolio (11/99)                      2005       1.112           1.122            43,467
                                                                        2004       1.059           1.112            43,484
                                                                        2003       1.000           1.059               210

                         CONDENSED FINANCIAL INFORMATION


                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                           PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------------        ----   -------------   -------------   ---------------
    Equity Index Portfolio - Class II Shares (11/99)                    2005       1.227           1.258           405,906
                                                                        2004       1.132           1.227            18,984
                                                                        2003       1.000           1.132            18,984

    Fundamental Value Portfolio (11/99)                                 2005       1.246           1.284           313,762
                                                                        2004       1.171           1.246           129,712
                                                                        2003       1.000           1.171            32,521

Janus Aspen Series
    Mid Cap Growth Portfolio - Service Shares (5/00)                    2005       1.355           1.493            47,020
                                                                        2004       1.144           1.355            12,979
                                                                        2003       1.000           1.144                 -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                        2005       1.328           1.358           131,766
                                                                        2004       1.175           1.328           132,634
                                                                        2003       1.000           1.175                 -

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                                  2005       1.266           1.286           207,557
                                                                        2004       1.142           1.266           101,869
                                                                        2003       1.000           1.142                 -

    Mid-Cap Value Portfolio (5/03)                                      2005       1.413           1.504           179,170
                                                                        2004       1.158           1.413            95,984
                                                                        2003       1.000           1.158                 -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)                 2005       1.122           1.127            49,662
                                                                        2004       1.048           1.122            59,583
                                                                        2003       1.000           1.048             8,722

    Total Return Portfolio - Administrative Class (5/01)                2005       1.059           1.067           380,657
                                                                        2004       1.026           1.059           232,845
                                                                        2003       1.000           1.026            14,929

Putnam Variable Trust
    Putnam VT International Equity Fund - Class IB Shares (5/01)        2005       1.351           1.491                 -
                                                                        2004       1.182           1.351                 -
                                                                        2003       1.000           1.182                 -

                         CONDENSED FINANCIAL INFORMATION


                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                            YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------    ----   -------------   -------------   ---------------
    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)             2005       1.537           1.619              9,448
                                                                        2004       1.238           1.537              8,411
                                                                        2003       1.000           1.238                  -

Salomon Brothers Variable Series Funds Inc.

    All Cap Fund - Class I (11/99)                                      2005       1.248           1.278             46,309
                                                                        2004       1.172           1.248             46,775
                                                                        2003       1.000           1.172                  -

    Investors Fund - Class I (11/99)                                    2005       1.247           1.307            134,616
                                                                        2004       1.149           1.247             45,124
                                                                        2003       1.000           1.149              4,620

    Small Cap Growth Fund - Class I (11/99)                             2005       1.402           1.447            275,633
                                                                        2004       1.239           1.402             79,221
                                                                        2003       1.000           1.239             23,027

Smith Barney Investment Series
    Smith Barney Dividend Strategy Portfolio (5/01)                     2005       1.122           1.101             66,759
                                                                        2004       1.103           1.122             16,895
                                                                        2003       1.000           1.103              9,413

    Smith Barney Premier Selections All Cap Growth Portfolio (5/01)     2005       1.167           1.220                  -
                                                                        2004       1.153           1.167                  -
                                                                        2003       1.000           1.153                  -

Smith Barney Multiple Discipline Trust
    Multiple Discipline Portfolio - All Cap Growth and Value (10/02)    2005       1.186           1.228          1,350,277
                                                                        2004       1.131           1.186          1,236,377
                                                                        2003       1.000           1.131            308,447

    Multiple Discipline Portfolio - Balanced All Cap Growth and
     Value (10/02)                                                      2005       1.127           1.155            374,750
                                                                        2004       1.091           1.127            370,676
                                                                        2003       1.000           1.091            100,086

                         CONDENSED FINANCIAL INFORMATION


                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                            YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------------   ----   -------------   -------------   ---------------
    Multiple Discipline Portfolio - Global All Cap Growth and
     Value (10/02)                                                      2005       1.238           1.298           708,403
                                                                        2004       1.142           1.238           223,979
                                                                        2003       1.000           1.142                 -

    Multiple Discipline Portfolio - Large Cap Growth and Value
     (11/02)                                                            2005       1.180           1.202           370,405
                                                                        2004       1.124           1.180           115,972
                                                                        2003       1.000           1.124             7,079

The Travelers Series Trust

    AIM Capital Appreciation Portfolio (5/01)                           2005       1.193           1.276                 -
                                                                        2004       1.138           1.193                 -
                                                                        2003       1.000           1.138                 -

    Equity Income Portfolio (11/99)                                     2005       1.226           1.260            29,181
                                                                        2004       1.134           1.226            49,924
                                                                        2003       1.000           1.134            11,270

    Large Cap Portfolio (11/99)                                         2005       1.179           1.260                 -
                                                                        2004       1.125           1.179                 -
                                                                        2003       1.000           1.125                 -

    Managed Allocation Series: Aggressive Portfolio (6/05)              2005       1.007           1.077            42,718

    Managed Allocation Series: Conservative Portfolio (5/05)            2005       1.000           1.030                 -

    Managed Allocation Series: Moderate Portfolio (6/05)                2005       1.000           1.046                 -

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)         2005       0.999           1.064           206,728

Managed Allocation Series: Moderate-Conservative Portfolio (6/05)       2005       1.008           1.037                 -

Mercury Large Cap Core Portfolio (11/99)                                2005       1.244           1.371                 -
                                                                        2004       1.091           1.244                 -
                                                                        2003       1.000           1.091                 -

                         CONDENSED FINANCIAL INFORMATION


                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                   PORTFOLIO NAME                                       YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------                   ----   -------------   -------------   ---------------
MFS Emerging Growth Portfolio (11/99)                                   2005       1.228           1.191                 -
                                                                        2004       1.107           1.228            12,910
                                                                        2003       1.000           1.107             2,322

MFS Mid Cap Growth Portfolio (5/00)                                     2005       1.272           1.290            11,949
                                                                        2004       1.134           1.272                 -
                                                                        2003       1.000           1.134                 -

MFS Total Return Portfolio (11/99)                                      2005       1.185           1.200           554,230
                                                                        2004       1.080           1.185           137,796
                                                                        2003       1.000           1.080            19,332

MFS Value Portfolio (7/04)                                              2005       1.120           1.173            89,467
                                                                        2004       0.993           1.120                 -

Mondrian International Stock Portfolio (5/00)                           2005       1.321           1.423            35,399
                                                                        2004       1.160           1.321            33,057
                                                                        2003       1.000           1.160             3,089

Pioneer Fund Portfolio (5/03)                                           2005       1.234           1.286            14,582
                                                                        2004       1.129           1.234            12,386
                                                                        2003       1.000           1.129                 -

Pioneer Mid Cap Value Portfolio (5/05)                                  2005       1.000           1.062                 -

Pioneer Strategic Income Portfolio (6/00)                               2005       1.179           1.203           413,524

                                                                        2004       1.081           1.179           334,613
                                                                        2003       1.000           1.081                 -

Strategic Equity Portfolio (11/99)                                      2005       1.213           1.217             5,336
                                                                        2004       1.118           1.213             5,345
                                                                        2003       1.000           1.118             5,347

Style Focus Series: Small Cap Growth Portfolio (6/05)                   2005       1.032           1.135                 -

Style Focus Series: Small Cap Value Portfolio (5/05)                    2005       1.000           1.108                 -

Travelers Managed Income Portfolio (11/99)                              2005       1.043           1.040            80,598
                                                                        2004       1.031           1.043            80,598
                                                                        2003       1.000           1.031            70,293

                         CONDENSED FINANCIAL INFORMATION


                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                 YEAR       YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------------        ----   -------------   -------------   ---------------
    Van Kampen Enterprise Portfolio (11/99)                             2005       1.155           1.225                 -
                                                                        2004       1.130           1.155                 -
                                                                        2003       1.000           1.130                 -

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)         2005       0.994           1.001            31,029
                                                                        2004       0.999           0.994            31,036
                                                                        2003       1.000           0.999                 -

    Smith Barney Aggressive Growth Portfolio (11/99)                    2005       1.230           1.351           393,060
                                                                        2004       1.138           1.230           272,936
                                                                        2003       1.000           1.138            12,684

    Smith Barney High Income Portfolio (11/99)                          2005       1.198           1.210           520,291
                                                                        2004       1.103           1.198           455,720
                                                                        2003       1.000           1.103            38,218

    Smith Barney Large Capitalization Growth Portfolio (11/99)          2005       1.156           1.196           267,693
                                                                        2004       1.171           1.156            93,001
                                                                        2003       1.000           1.171             8,693

    Smith Barney Mid Cap Core Portfolio (11/99)                         2005       1.260           1.343           252,410
                                                                        2004       1.160           1.260            28,139
                                                                        2003       1.000           1.160             3,339

    Smith Barney Money Market Portfolio (11/99)                         2005       0.988           0.999            90,227

                                                                        2004       0.996           0.988            10,361
                                                                        2003       1.000           0.996           124,217

Van Kampen Life Investment Trust
    Emerging Growth Portfolio - Class I Shares (11/99)                  2005       1.176           1.249           231,197
                                                                        2004       1.117           1.176                 -
                                                                        2003       1.000           1.117                 -

Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)        2005       1.406           1.451            12,567
                                                                        2004       1.237           1.406             1,998
                                                                        2003       1.000           1.237                 -

                         CONDENSED FINANCIAL INFORMATION


                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
               PORTFOLIO NAME                                           YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------                     ----   -------------   -------------   ---------------
Variable Insurance Products Fund

    Contrafund(R) Portfolio - Service Class (11/99)                     2005       1.297           1.490           538,450
                                                                        2004       1.143           1.297           258,331
                                                                        2003       1.000           1.143            25,783

    Mid Cap Portfolio - Service Class 2 (5/01)                          2005       1.471           1.708           284,045
                                                                        2004       1.200           1.471           164,788
                                                                        2003       1.000           1.200            47,679

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                 YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------------      ----   -------------   -------------   ---------------
    Capital Appreciation Fund (5/00)                                    2005       1.347           1.566                -
                                                                        2004       1.146           1.347                -
                                                                        2003       1.000           1.146                -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Growth and Income Portfolio - Class B (5/02)      2005       1.226           1.261                -
                                                                        2004       1.122           1.226                -
                                                                        2003       1.000           1.122                -

    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)      2005       1.166           1.316                -
                                                                        2004       1.095           1.166                -
                                                                        2003       1.000           1.095                -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (11/99)                         2005       1.327           1.488           32,922
                                                                        2004       1.189           1.327           32,946
                                                                        2003       1.000           1.189           15,170

    Growth Fund - Class 2 Shares (11/99)                                2005       1.273           1.454           62,381
                                                                        2004       1.151           1.273           64,426
                                                                        2003       1.000           1.151           11,767

    Growth-Income Fund - Class 2 Shares (11/99)                         2005       1.246           1.297           43,627
                                                                        2004       1.148           1.246           43,641
                                                                        2003       1.000           1.148                -

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (6/00)                    2005       1.479           1.558                -
                                                                        2004       1.145           1.479                -
                                                                        2003       1.000           1.145                -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)             2005       1.206           1.306                -
                                                                        2004       1.074           1.206                -
                                                                        2003       1.000           1.074                -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                              YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Mercury Value Opportunities V.I. Fund - Class III (12/03)          2005       1.204            1.304                -
                                                                      2004       1.067            1.204                -
                                                                      2003       1.000            1.067                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)           2005       1.028            1.050                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (11/99)                                                            2005       1.309            1.348           17,972
                                                                      2004       1.194            1.309           26,630
                                                                      2003       1.000            1.194           13,504

   Mutual Shares Securities Fund - Class 2 Shares (5/02)              2005       1.239            1.347           10,616
                                                                      2004       1.119            1.239           10,631
                                                                      2003       1.000            1.119            6,729

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                             2005       1.551            1.943            5,292
                                                                      2004       1.265            1.551            7,888
                                                                      2003       1.000            1.265                -

   Templeton Foreign Securities Fund - Class 2 Shares (11/99)         2005       1.372            1.486           12,042
                                                                      2004       1.177            1.372            6,932
                                                                      2003       1.000            1.177            6,935

   Templeton Growth Securities Fund - Class 2 Shares (6/02)           2005       1.326            1.420            5,230
                                                                      2004       1.163            1.326                -
                                                                      2003       1.000            1.163                -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                                     2005       1.199            1.230                -
                                                                      2004       1.121            1.199                -
                                                                      2003       1.000            1.121                -

   Diversified Strategic Income Portfolio (11/99)                     2005       1.111            1.120                -
                                                                      2004       1.059            1.111                -
                                                                      2003       1.000            1.059                -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                        PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Equity Index Portfolio - Class II Shares (11/99)                   2005       1.226            1.257              -
                                                                      2004       1.131            1.226              -
                                                                      2003       1.000            1.131              -

   Fundamental Value Portfolio (11/99)                                2005       1.245            1.283              -
                                                                      2004       1.170            1.245              -
                                                                      2003       1.000            1.170              -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)                   2005       1.354            1.492              -
                                                                      2004       1.143            1.354              -
                                                                      2003       1.000            1.143              -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                       2005       1.327            1.357              -
                                                                      2004       1.175            1.327              -
                                                                      2003       1.000            1.175              -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                                 2005       1.265            1.284              -
                                                                      2004       1.142            1.265              -
                                                                      2003       1.000            1.142              -

   Mid-Cap Value Portfolio (5/03)                                     2005       1.412            1.502              -
                                                                      2004       1.158            1.412              -
                                                                      2003       1.000            1.158              -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)                2005       1.121            1.126              -
                                                                      2004       1.047            1.121              -
                                                                      2003       1.000            1.047              -

   Total Return Portfolio - Administrative Class (5/01)               2005       1.058            1.066              -
                                                                      2004       1.026            1.058              -
                                                                      2003       1.000            1.026              -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (5/01)       2005       1.350            1.490              -
                                                                      2004       1.182            1.350              -
                                                                      2003       1.000            1.182              -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                        PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)            2005       1.536            1.617            5,886
                                                                      2004       1.238            1.536                -
                                                                      2003       1.000            1.238                -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                                     2005       1.248            1.276                -
                                                                      2004       1.172            1.248                -
                                                                      2003       1.000            1.172                -

   Investors Fund - Class I (11/99)                                   2005       1.246            1.305           10,591
                                                                      2004       1.149            1.246           10,606
                                                                      2003       1.000            1.149           10,611

   Small Cap Growth Fund - Class I (11/99)                            2005       1.401            1.445                -
                                                                      2004       1.238            1.401                -
                                                                      2003       1.000            1.238                -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)                    2005       1.121            1.100                -
                                                                      2004       1.103            1.121                -
                                                                      2003       1.000            1.103                -

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)    2005       1.166            1.219                -
                                                                      2004       1.153            1.166                -
                                                                      2003       1.000            1.153                -


Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (10/02)   2005       1.185            1.226            5,812
                                                                      2004       1.130            1.185                -
                                                                      2003       1.000            1.130                -

   Multiple Discipline Portfolio - Balanced All Cap Growth and
   Value (10/02)                                                      2005       1.126            1.154                -
                                                                      2004       1.091            1.126                -
                                                                      2003       1.000            1.091                -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                        PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (10/02)                                                            2005       1.238            1.296               -
                                                                      2004       1.142            1.238               -
                                                                      2003       1.000            1.142               -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                                      2005       1.180            1.201               -
                                                                      2004       1.124            1.180               -
                                                                      2003       1.000            1.124               -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                          2005       1.192            1.274               -
                                                                      2004       1.138            1.192               -
                                                                      2003       1.000            1.138               -

   Equity Income Portfolio (11/99)                                    2005       1.225            1.258               -
                                                                      2004       1.134            1.225               -
                                                                      2003       1.000            1.134               -

   Large Cap Portfolio (11/99)                                        2005       1.178            1.259               -
                                                                      2004       1.125            1.178               -
                                                                      2003       1.000            1.125               -

   Managed Allocation Series: Aggressive Portfolio (6/05)             2005       1.007            1.077               -

   Managed Allocation Series: Conservative Portfolio (5/05)           2005       1.000            1.030               -

   Managed Allocation Series: Moderate Portfolio (6/05)               2005       1.000            1.045               -

   Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)    2005       0.999            1.064               -

   Managed Allocation Series: Moderate-Conservative Portfolio (6/05)  2005       1.008            1.037               -

   Mercury Large Cap Core Portfolio (11/99)                           2005       1.243            1.370               -
                                                                      2004       1.091            1.243               -
                                                                      2003       1.000            1.091               -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                        PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   MFS Emerging Growth Portfolio (11/99)                              2005       1.227            1.190              -
                                                                      2004       1.107            1.227              -
                                                                      2003       1.000            1.107              -

   MFS Mid Cap Growth Portfolio (5/00)                                2005       1.272            1.288              -
                                                                      2004       1.133            1.272              -
                                                                      2003       1.000            1.133              -

   MFS Total Return Portfolio (11/99)                                 2005       1.184            1.198          3,668
                                                                      2004       1.080            1.184          3,677
                                                                      2003       1.000            1.080          3,680

   MFS Value Portfolio (7/04)                                         2005       1.120            1.172              -
                                                                      2004       0.993            1.120              -

   Mondrian International Stock Portfolio (5/00)                      2005       1.320            1.422              -
                                                                      2004       1.160            1.320              -
                                                                      2003       1.000            1.160              -

   Pioneer Fund Portfolio (5/03)                                      2005       1.233            1.285          5,809
                                                                      2004       1.129            1.233          5,817
                                                                      2003       1.000            1.129          5,820

   Pioneer Mid Cap Value Portfolio (5/05)                             2005       1.000            1.061              -

   Pioneer Strategic Income Portfolio (6/00)                          2005       1.179            1.201              -

                                                                      2004       1.081            1.179              -
                                                                      2003       1.000            1.081              -

   Strategic Equity Portfolio (11/99)                                 2005       1.212            1.216              -
                                                                      2004       1.118            1.212              -
                                                                      2003       1.000            1.118              -

   Style Focus Series: Small Cap Growth Portfolio (6/05)              2005       1.032            1.135              -

   Style Focus Series: Small Cap Value Portfolio (5/05)               2005       1.000            1.108              -

   Travelers Managed Income Portfolio (11/99)                         2005       1.042            1.039              -
                                                                      2004       1.031            1.042              -
                                                                      2003       1.000            1.031              -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                        PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio (11/99)                            2005       1.154            1.223                -
                                                                      2004       1.130            1.154                -
                                                                      2003       1.000            1.130                -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)        2005       0.993            0.999                -
                                                                      2004       0.998            0.993                -
                                                                      2003       1.000            0.998                -

   Smith Barney Aggressive Growth Portfolio (11/99)                   2005       1.230            1.350            1,870
                                                                      2004       1.137            1.230                -
                                                                      2003       1.000            1.137                -

   Smith Barney High Income Portfolio (11/99)                         2005       1.198            1.208            7,759
                                                                      2004       1.103            1.198            9,214
                                                                      2003       1.000            1.103                -

   Smith Barney Large Capitalization Growth Portfolio (11/99)         2005       1.155            1.195                -
                                                                      2004       1.170            1.155                -
                                                                      2003       1.000            1.170                -

   Smith Barney Mid Cap Core Portfolio (11/99)                        2005       1.259            1.341                -
                                                                      2004       1.160            1.259                -
                                                                      2003       1.000            1.160                -

   Smith Barney Money Market Portfolio (11/99)                        2005       0.987            0.998           57,266

                                                                      2004       0.995            0.987                -
                                                                      2003       1.000            0.995            6,903

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)                 2005       1.175            1.247                -
                                                                      2004       1.117            1.175                -
                                                                      2003       1.000            1.117                -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)       2005       1.405            1.449                -
                                                                      2004       1.236            1.405                -
                                                                      2003       1.000            1.236                -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                        PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)                    2005       1.296            1.489                -
                                                                      2004       1.143            1.296                -
                                                                      2003       1.000            1.143                -

   Mid Cap Portfolio - Service Class 2 (5/01)                         2005       1.470            1.706           27,718
                                                                      2004       1.200            1.470           30,307
                                                                      2003       1.000            1.200           16,388

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                        PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                                   2005        0.571           0.662          505,995
                                                                      2004        0.486           0.571          277,389
                                                                      2003        0.396           0.486          346,932
                                                                      2002        0.538           0.396          407,014
                                                                      2001        0.634           0.538          649,555

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/02)     2005        1.115           1.145          168,472
                                                                      2004        1.020           1.115          148,290
                                                                      2003        0.786           1.020          148,070
                                                                      2002        0.980           0.786          193,818

   AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)     2005        0.656           0.740        1,737,738
                                                                      2004        0.616           0.656        2,422,021
                                                                      2003        0.509           0.616        2,534,558
                                                                      2002        0.749           0.509        2,761,613
                                                                      2001        0.836           0.749        2,203,655

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                        2005        1.087           1.218       13,499,365
                                                                      2004        0.975           1.087       14,038,586
                                                                      2003        0.734           0.975       12,687,639
                                                                      2002        0.875           0.734        8,371,123
                                                                      2001        0.993           0.875        1,544,419

   Growth Fund - Class 2 Shares (11/99)                               2005        1.078           1.230       18,663,020
                                                                      2004        0.975           1.078       17,617,208
                                                                      2003        0.726           0.975       16,287,152
                                                                      2002        0.978           0.726       10,871,684
                                                                      2001        1.088           0.978        4,340,090

   Growth-Income Fund - Class 2 Shares (11/99)                        2005        1.248           1.297       21,344,424
                                                                      2004        1.151           1.248       21,686,362
                                                                      2003        0.885           1.151       19,684,170
                                                                      2002        1.104           0.885       13,136,644
                                                                      2001        1.121           1.104        2,553,991

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)                   2005        2.183           2.298          185,547
                                                                      2004        1.692           2.183          184,395

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                        PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Delaware VIP REIT Series - Standard Class  (continued)             2003       1.285            1.692          183,010
                                                                      2002       1.252            1.285          145,664
                                                                      2001       1.146            1.252           11,465

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)            2005       1.205            1.304           29,766
                                                                      2004       1.074            1.205           21,094
                                                                      2003       1.000            1.074                -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)          2005       1.203            1.301           86,508
                                                                      2004       1.067            1.203           38,258
                                                                      2003       1.000            1.067                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)           2005       1.028            1.050          255,534

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (11/99)                                                            2005       0.829            0.853          251,441
                                                                      2004       0.757            0.829          278,131
                                                                      2003       0.562            0.757          316,594
                                                                      2002       0.802            0.562          279,521
                                                                      2001       0.826            0.802          263,943

   Mutual Shares Securities Fund - Class 2 Shares (5/02)              2005       1.146            1.244          463,669
                                                                      2004       1.036            1.146          519,463
                                                                      2003       0.842            1.036          339,300
                                                                      2002       0.996            0.842           10,755

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                             2005       1.769            2.214          293,516
                                                                      2004       1.444            1.769          127,549
                                                                      2003       1.000            1.444           81,239

   Templeton Foreign Securities Fund - Class 2 Shares (11/99)         2005       1.063            1.151        1,501,530
                                                                      2004       0.913            1.063        1,163,252
                                                                      2003       0.703            0.913          926,381

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2002        0.879           0.703               848,308
                                                               2001        1.028           0.879               629,693

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.168           1.249                95,208
                                                               2004        1.025           1.168                60,904
                                                               2003        0.790           1.025                36,914
                                                               2002        0.980           0.790                14,815

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.022           1.047             3,208,097
                                                               2004        0.956           1.022             3,542,077
                                                               2003        0.782           0.956             3,677,132
                                                               2002        0.965           0.782             3,047,877
                                                               2001        1.009           0.965             1,776,997

   Diversified Strategic Income Portfolio (11/99)              2005        1.214           1.222             1,078,926
                                                               2004        1.157           1.214             1,402,899
                                                               2003        1.055           1.157             1,827,618
                                                               2002        1.024           1.055               839,370
                                                               2001        1.045           1.024               893,723

   Equity Index Portfolio - Class II Shares (11/99)            2005        0.846           0.866             1,303,137
                                                               2004        0.781           0.846             1,710,378
                                                               2003        0.623           0.781             1,904,694
                                                               2002        0.817           0.623             1,645,211

                                                               2001        0.885           0.817             2,026,387

   Fundamental Value Portfolio (11/99)                         2005        1.294           1.332             6,348,605
                                                               2004        1.217           1.294             7,138,888
                                                               2003        0.894           1.217             7,499,816
                                                               2002        1.157           0.894             7,710,583
                                                               2001        1.232           1.157             4,922,412

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.442           0.486               479,290
                                                               2004        0.373           0.442               504,404
                                                               2003        0.282           0.373               577,215
                                                               2002        0.399           0.282               768,122
                                                               2001        0.535           0.399               957,864

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503           1.536              187,492
                                                               2004        1.332           1.503              143,569
                                                               2003        1.000           1.332              110,206

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373           1.393              290,785
                                                               2004        1.241           1.373              139,195
                                                               2003        1.000           1.241               69,924

   Mid-Cap Value Portfolio (5/03)                              2005        1.531           1.627              695,119
                                                               2004        1.256           1.531              579,899
                                                               2003        1.000           1.256              184,059

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.121              507,343
                                                               2004        1.045           1.118              966,189
                                                               2003        1.000           1.045               66,862

   Total Return Portfolio - Administrative Class (5/01)        2005        1.195           1.203            4,170,974
                                                               2004        1.160           1.195            4,288,696
                                                               2003        1.125           1.160            4,958,737
                                                               2002        1.050           1.125            7,601,486
                                                               2001        1.009           1.050            1,040,045

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        0.996           1.098              158,085

                                                               2004        0.873           0.996              146,052
                                                               2003        0.691           0.873              211,713
                                                               2002        0.855           0.691              322,648
                                                               2001        0.982           0.855               86,605

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.588           1.669              463,651
                                                               2004        1.281           1.588              465,147
                                                               2003        0.871           1.281              572,206
                                                               2002        1.086           0.871              653,195
                                                               2001        1.047           1.086              141,792

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.286           1.314             2,155,632
                                                               2004        1.209           1.286             2,291,751
                                                               2003        0.885           1.209             2,556,109
                                                               2002        1.203           0.885             2,730,229
                                                               2001        1.252           1.203             1,624,219

   Investors Fund - Class I (11/99)                            2005        1.153           1.206             1,105,738
                                                               2004        1.064           1.153             1,177,171
                                                               2003        0.818           1.064             1,323,286
                                                               2002        1.083           0.818             1,169,456
                                                               2001        1.168           1.083             1,074,948

   Small Cap Growth Fund - Class I (11/99)                     2005        1.347           1.388               604,912
                                                               2004        1.191           1.347               574,902
                                                               2003        0.815           1.191               576,668
                                                               2002        1.270           0.815               485,599
                                                               2001        1.276           1.270               272,556

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.798           0.782               370,785
                                                               2004        0.786           0.798               311,117
                                                               2003        0.648           0.786               308,611
                                                               2002        0.891           0.648               438,194
                                                               2001        1.008           0.891                50,962

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.855           0.893               213,006
                                                               2004        0.846           0.855               296,625
                                                               2003        0.641           0.846               353,158
                                                               2002        0.892           0.641               325,735
                                                               2001        1.000           0.892               254,423

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.434           1.482               961,372
                                                               2004        1.369           1.434             1,130,241
                                                               2003        1.060           1.369             1,552,275
                                                               2002        1.000           1.060                64,335

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.281           1.312            1,943,861
                                                               2004        1.242           1.281            1,469,076
                                                               2003        1.037           1.242            1,212,059
                                                               2002        1.000           1.037               85,778

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.502           1.571              444,497
                                                               2004        1.387           1.502              375,028
                                                               2003        1.073           1.387              202,888
                                                               2002        1.000           1.073               33,025

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.419           1.443              175,841
                                                               2004        1.353           1.419              181,446
                                                               2003        1.068           1.353              123,563
                                                               2002        1.000           1.068                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.856           0.914              169,742
                                                               2004        0.818           0.856              171,322
                                                               2003        0.644           0.818              221,463
                                                               2002        0.862           0.644              139,857
                                                               2001        0.972           0.862              898,773

   Equity Income Portfolio (11/99)                             2005        1.218           1.250              995,006
                                                               2004        1.129           1.218            1,068,502
                                                               2003        0.876           1.129            1,009,582

                                                               2002        1.037           0.876            1,084,598
                                                               2001        1.099           1.037              993,080

   Large Cap Portfolio (11/99)                                 2005        0.747           0.798              781,209
                                                               2004        0.714           0.747              869,453
                                                               2003        0.583           0.714              855,552
                                                               2002        0.769           0.583              677,781
                                                               2001        0.864           0.769              439,291

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.076               33,731

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.029                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.045                     -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.063               344,293

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.008           1.036               110,884

   Mercury Large Cap Core Portfolio (11/99)                    2005        0.800           0.881               861,839
                                                               2004        0.703           0.800               783,000
                                                               2003        0.591           0.703               735,879
                                                               2002        0.803           0.591               698,259
                                                               2001        0.951           0.803               662,621

   MFS Emerging Growth Portfolio (11/99)                       2005        0.640           0.621                     -
                                                               2004        0.578           0.640               853,061
                                                               2003        0.456           0.578               932,441
                                                               2002        0.706           0.456               824,344
                                                               2001        0.888           0.706               900,007

   MFS Mid Cap Growth Portfolio (5/00)                         2005        0.556           0.563             1,006,935
                                                               2004        0.496           0.556               224,455
                                                               2003        0.369           0.496               243,051
                                                               2002        0.734           0.369               281,572
                                                               2001        0.847           0.734               107,322

   MFS Total Return Portfolio (11/99)                          2005        1.318           1.333            11,368,224
                                                               2004        1.204           1.318            11,877,187

                                                               2003        1.052           1.204            10,446,839
                                                               2002        1.131           1.052             7,540,877
                                                               2001        1.155           1.131             3,539,246

   MFS Value Portfolio (7/04)                                  2005        1.119           1.170               336,557
                                                               2004        0.993           1.119                     -

   Mondrian International Stock Portfolio (5/00)               2005        0.838           0.902               380,664
                                                               2004        0.737           0.838               222,987
                                                               2003        0.584           0.737               138,766
                                                               2002        0.683           0.584                53,081
                                                               2001        0.891           0.683                25,354

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (5/03)                               2005        1.325           1.379                 6,594
                                                               2004        1.214           1.325                 6,543
                                                               2003        1.000           1.214                     -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.061                 2,137

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.350           1.375               137,201
                                                               2004        1.239           1.350                27,029
                                                               2003        1.055           1.239                 2,981
                                                               2002        1.015           1.055                17,525
                                                               2001        1.031           1.015                 7,608

   Strategic Equity Portfolio (11/99)                          2005        0.724           0.725             1,165,219
                                                               2004        0.668           0.724             1,352,969
                                                               2003        0.513           0.668             1,595,899
                                                               2002        0.787           0.513             1,454,962
                                                               2001        0.916           0.787             1,336,240

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.134                     -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.107                 9,121

   Travelers Managed Income Portfolio (11/99)                  2005        1.198           1.193               992,587
                                                               2004        1.186           1.198             1,256,804
                                                               2003        1.114           1.186             2,050,418
                                                               2002        1.110           1.114             1,264,864

                                                               2001        1.095           1.110               630,893

   Van Kampen Enterprise Portfolio (11/99)                     2005        0.653           0.692               142,322
                                                               2004        0.641           0.653               162,682
                                                               2003        0.519           0.641               211,308
                                                               2002        0.748           0.519               239,297
                                                               2001        0.819           0.748               269,829

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.997                12,967
                                                               2004        0.998           0.992               134,836
                                                               2003        1.000           0.998                 1,896

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.225           1.344             7,517,429
                                                               2004        1.135           1.225             7,989,741
                                                               2003        0.859           1.135             8,426,576
                                                               2002        1.298           0.859             7,951,344
                                                               2001        1.316           1.298             4,928,732

   Smith Barney High Income Portfolio (11/99)                  2005        1.121           1.130             1,273,841
                                                               2004        1.033           1.121             1,472,120
                                                               2003        0.825           1.033             1,602,990
                                                               2002        0.868           0.825             1,194,393
                                                               2001        0.994           0.868               839,928

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.905           0.936             3,967,847
                                                               2004        0.918           0.905             4,418,490
                                                               2003        0.634           0.918             4,722,739
                                                               2002        0.858           0.634             3,981,401
                                                               2001        0.916           0.858             4,414,564

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.313           1.397             1,079,722
                                                               2004        1.211           1.313             1,323,755
                                                               2003        0.950           1.211             1,414,246
                                                               2002        1.196           0.950             1,135,832
                                                               2001        1.260           1.196               964,441

   Smith Barney Money Market Portfolio (11/99)                 2005        1.042           1.052             2,013,835

                                                               2004        1.051           1.042             2,677,978
                                                               2003        1.063           1.051             3,107,302
                                                               2002        1.069           1.063             6,655,526
                                                               2001        1.057           1.069             3,792,004

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.722           0.766             1,132,121
                                                               2004        0.687           0.722             1,326,872
                                                               2003        0.549           0.687             1,838,477
                                                               2002        0.829           0.549             2,153,337
                                                               2001        1.026           0.829             1,864,780

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.090           1.123               242,488
                                                               2004        0.960           1.090               231,928
                                                               2003        0.688           0.960               199,188
                                                               2002        0.943           0.688                98,063
                                                               2001        0.987           0.943                17,285

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.143           1.312             1,150,674
                                                               2004        1.009           1.143             1,099,601
                                                               2003        0.800           1.009               569,672
                                                               2002        0.900           0.800               850,748
                                                               2001        0.956           0.900               549,352

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.507           1.746               802,560
                                                               2004        1.230           1.507               814,467
                                                               2003        0.906           1.230               653,619
                                                               2002        1.025           0.906               307,773
                                                               2001        0.992           1.025                 7,278

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Capital Appreciation Fund (5/00)                            2005        1.344           1.560               69,179
                                                               2004        1.146           1.344                    -
                                                               2003        1.000           1.146                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.224           1.257                    -
                                                               2004        1.121           1.224                    -
                                                               2003        1.000           1.121                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.163           1.312                9,868
                                                               2004        1.094           1.163                9,271
                                                               2003        1.000           1.094                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.324           1.483              192,656
                                                               2004        1.188           1.324              153,924
                                                               2003        1.000           1.188                    -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.270           1.449              472,693
                                                               2004        1.150           1.270              479,818
                                                               2003        1.000           1.150               44,022

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.244           1.292            1,549,452
                                                               2004        1.148           1.244            1,427,039
                                                               2003        1.000           1.148                6,912

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.475           1.552              129,943
                                                               2004        1.144           1.475                    -
                                                               2003        1.000           1.144                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302               10,550
                                                               2004        1.074           1.204                    -
                                                               2003        1.000           1.074                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.202           1.299              22,867
                                                               2004        1.067           1.202                   -
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.027           1.049                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.306           1.344              19,104
                                                               2004        1.193           1.306              19,107
                                                               2003        1.000           1.193                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.236           1.342              82,653
                                                               2004        1.118           1.236              29,759
                                                               2003        1.000           1.118                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.547           1.936             175,863
                                                               2004        1.264           1.547             120,614
                                                               2003        1.000           1.264                   -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.369           1.481              69,043
                                                               2004        1.176           1.369              49,391
                                                               2003        1.000           1.176                   -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.324           1.415               3,963
                                                               2004        1.162           1.324                   -
                                                               2003        1.000           1.162                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.197           1.225             101,192
                                                               2004        1.120           1.197              90,153
                                                               2003        1.000           1.120              25,015

   Diversified Strategic Income Portfolio (11/99)              2005        1.109           1.116               8,178
                                                               2004        1.058           1.109               9,681
                                                               2003        1.000           1.058               5,840

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.224           1.252             193,468
                                                               2004        1.131           1.224             149,335
                                                               2003        1.000           1.131                   -

   Fundamental Value Portfolio (11/99)                         2005        1.243           1.278             125,924
                                                               2004        1.170           1.243             223,940
                                                               2003        1.000           1.170              43,361

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.351           1.486                   -
                                                               2004        1.143           1.351                   -
                                                               2003        1.000           1.143                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.324           1.352              16,111
                                                               2004        1.174           1.324               8,143
                                                               2003        1.000           1.174                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.262           1.279              50,469
                                                               2004        1.141           1.262               7,853
                                                               2003        1.000           1.141               1,380

   Mid-Cap Value Portfolio (5/03)                              2005        1.409           1.497             245,762
                                                               2004        1.157           1.409             142,694
                                                               2003        1.000           1.157              21,860

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.119           1.122              38,952
                                                               2004        1.047           1.119              15,246
                                                               2003        1.000           1.047               1,446

   Total Return Portfolio - Administrative Class (5/01)        2005        1.056           1.062              98,403
                                                               2004        1.025           1.056              36,092
                                                               2003        1.000           1.025              25,954

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.348           1.484                   -
                                                               2004        1.181           1.348                   -
                                                               2003        1.000           1.181                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.533           1.611               96,396
                                                               2004        1.237           1.533                7,466
                                                               2003        1.000           1.237                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.245           1.272                    -
                                                               2004        1.171           1.245                    -
                                                               2003        1.000           1.171                    -

   Investors Fund - Class I (11/99)                            2005        1.244           1.301                5,671
                                                               2004        1.148           1.244                6,842
                                                               2003        1.000           1.148                    -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.399           1.440               23,159
                                                               2004        1.238           1.399               23,159
                                                               2003        1.000           1.238               23,159

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.119           1.096               26,361
                                                               2004        1.102           1.119               26,364
                                                               2003        1.000           1.102                    -

   Smith Barney Premier Selections All Cap Growth Portfolio

   (5/01)                                                      2005        1.164           1.214               12,175
                                                               2004        1.152           1.164               12,177
                                                               2003        1.000           1.152                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.183           1.222              601,392
                                                               2004        1.130           1.183              749,006
                                                               2003        1.000           1.130              365,894

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.124           1.150               59,773
                                                               2004        1.090           1.124               59,805
                                                               2003        1.000           1.090                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.235           1.292              467,506
                                                               2004        1.141           1.235               88,305
                                                               2003        1.000           1.141                    -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.177           1.197                2,184
                                                               2004        1.123           1.177                2,186
                                                               2003        1.000           1.123                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.189           1.270              152,266
                                                               2004        1.138           1.189              152,252
                                                               2003        1.000           1.138                    -

   Equity Income Portfolio (11/99)                             2005        1.223           1.254                    -
                                                               2004        1.133           1.223                    -
                                                               2003        1.000           1.133                    -

   Large Cap Portfolio (11/99)                                 2005        1.176           1.254                    -
                                                               2004        1.124           1.176                    -
                                                               2003        1.000           1.124                    -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.076                    -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.029                    -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.044                    -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.063              381,359

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.008           1.036               26,298

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.241           1.365                    -
                                                               2004        1.091           1.241                    -
                                                               2003        1.000           1.091                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   MFS Emerging Growth Portfolio (11/99)                       2005        1.224           1.187                       -
                                                               2004        1.106           1.224                   -
                                                               2003        1.000           1.106                   -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.269           1.284                   -
                                                               2004        1.133           1.269                   -
                                                               2003        1.000           1.133                   -

   MFS Total Return Portfolio (11/99)                          2005        1.181           1.194              61,038
                                                               2004        1.080           1.181              65,315
                                                               2003        1.000           1.080               8,740

   MFS Value Portfolio (7/04)                                  2005        1.119           1.169              24,007
                                                               2004        0.993           1.119              12,670

   Mondrian International Stock Portfolio (5/00)               2005        1.318           1.417              30,763
                                                               2004        1.160           1.318              31,131
                                                               2003        1.000           1.160              21,973

   Pioneer Fund Portfolio (5/03)                               2005        1.231           1.280                   -
                                                               2004        1.128           1.231                   -
                                                               2003        1.000           1.128                   -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.061                   -

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.176           1.197              22,356

                                                               2004        1.080           1.176                   -
                                                               2003        1.000           1.080                   -

   Strategic Equity Portfolio (11/99)                          2005        1.209           1.211                   -
                                                               2004        1.118           1.209                   -
                                                               2003        1.000           1.118                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.134                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.107                   -

   Travelers Managed Income Portfolio (11/99)                  2005        1.040           1.035              72,576
                                                               2004        1.030           1.040              72,586
                                                               2003        1.000           1.030              72,590

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Van Kampen Enterprise Portfolio (11/99)                     2005        1.152           1.219                    -
                                                               2004        1.129           1.152                    -
                                                               2003        1.000           1.129                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996                    -
                                                               2004        0.998           0.991                    -
                                                               2003        1.000           0.998                    -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.227           1.345              126,773
                                                               2004        1.137           1.227              117,319
                                                               2003        1.000           1.137               24,476

   Smith Barney High Income Portfolio (11/99)                  2005        1.195           1.204               35,763
                                                               2004        1.102           1.195               16,389
                                                               2003        1.000           1.102                5,662

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.152           1.190               10,223
                                                               2004        1.170           1.152                9,503
                                                               2003        1.000           1.170                    -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.257           1.336               74,707
                                                               2004        1.159           1.257               74,720
                                                               2003        1.000           1.159               21,686

   Smith Barney Money Market Portfolio (11/99)                 2005        0.985           0.994               66,407

                                                               2004        0.995           0.985                    -
                                                               2003        1.000           0.995                    -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.173           1.243               27,732
                                                               2004        1.116           1.173                4,483
                                                               2003        1.000           1.116                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.402           1.444                1,947
                                                               2004        1.236           1.402                1,948
                                                               2003        1.000           1.236                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.293           1.483              106,968
                                                               2004        1.142           1.293               65,466
                                                               2003        1.000           1.142                    -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.467           1.700              150,707
                                                               2004        1.199           1.467               47,014
                                                               2003        1.000           1.199                    -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Capital Appreciation Fund (5/00)                            2005        1.000           1.169                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.000           1.011                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.000           1.159                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.000           1.120              168,933

   Growth Fund - Class 2 Shares (11/99)                        2005        1.000           1.147              313,562

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.000           1.042              376,426

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.000           1.087               66,535

FAM Variable Series Funds, Inc.
Mercury Global Allocation V.I. Fund - Class III (11/03)
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.000           1.106                    -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.027           1.049               26,268

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.000           1.055                8,635

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.000           1.083              162,991

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000           1.211                3,626

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.000           1.075               24,059

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.000           1.065                  -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.000           1.016              8,395

   Diversified Strategic Income Portfolio (11/99)              2005        1.000           0.998                  -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.000           1.029                  -

   Fundamental Value Portfolio (11/99)                         2005        1.000           1.042              2,355

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.000           1.107                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.000           1.032                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.000           1.027             92,966

   Mid-Cap Value Portfolio (5/03)                              2005        1.000           1.076             51,824

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.993              7,946

   Total Return Portfolio - Administrative Class (5/01)        2005        1.000           1.001             76,851

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.000           1.099                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.000           1.056             13,937

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.000           1.036                  -

   Investors Fund - Class I (11/99)                            2005        1.000           1.049              2,673

   Small Cap Growth Fund - Class I (11/99)                     2005        1.000           1.078                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.000           0.982                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.000           1.046                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.000           1.046              273,181

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.000           1.032              211,715

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.000           1.056              219,327

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.000           1.021                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.000           1.083                    -

   Equity Income Portfolio (11/99)                             2005        1.000           1.031               36,401

   Large Cap Portfolio (11/99)                                 2005        1.000           1.077                    -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.075                    -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.029                    -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.044                    -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.063                    -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.008           1.036              237,205

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.000           1.092                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   MFS Emerging Growth Portfolio (11/99)                       2005        1.000           0.998                    -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.000           1.048               29,365

   MFS Total Return Portfolio (11/99)                          2005        1.000           1.011               69,569

   MFS Value Portfolio (7/04)                                  2005        1.000           1.038                    -

   Mondrian International Stock Portfolio (5/00)               2005        1.000           1.071               28,661

   Pioneer Fund Portfolio (5/03)                               2005        1.000           1.047                    -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.060                    -

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.000           1.009               22,476

   Strategic Equity Portfolio (11/99)                          2005        1.000           1.046                    -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.134                    -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.106                    -

   Travelers Managed Income Portfolio (11/99)                  2005        1.000           0.991                    -

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.000           1.074                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        1.000           1.004                    -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.000           1.111                1,784

   Smith Barney High Income Portfolio (11/99)                  2005        1.000           1.000               36,596

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.000           1.058               35,861

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.000           1.072                2,312

   Smith Barney Money Market Portfolio (11/99)                 2005        1.000           1.009                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.000           1.077                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.000           1.078                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.000           1.136               8,340

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.000           1.142              13,430

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------      ---------------
   Capital Appreciation Fund (5/00)                            2005        1.342           1.556                    -
                                                               2004        1.145           1.342                    -
                                                               2003        1.000           1.145                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.222           1.254              146,548
                                                               2004        1.120           1.222               65,437
                                                               2003        1.000           1.120               45,121

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.162           1.309                3,750
                                                               2004        1.093           1.162                2,637
                                                               2003        1.000           1.093                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.322           1.479              573,376
                                                               2004        1.188           1.322              414,965
                                                               2003        1.000           1.188               81,207

   Growth Fund - Class 2 Shares (11/99)                        2005        1.268           1.445            2,677,860
                                                               2004        1.150           1.268            2,080,101
                                                               2003        1.000           1.150               87,037

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.242           1.289            3,316,642
                                                               2004        1.147           1.242            2,433,489
                                                               2003        1.000           1.147              231,645

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.473           1.549               12,706
                                                               2004        1.144           1.473                    -
                                                               2003        1.000           1.144                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.203           1.299               23,421
                                                               2004        1.074           1.203               35,834
                                                               2003        1.000           1.074                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.201           1.297            133,118
                                                               2004        1.067           1.201             35,341
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.027           1.049            103,372

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.304           1.340            211,994
                                                               2004        1.193           1.304            165,319
                                                               2003        1.000           1.193             28,154

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.235           1.339            548,587
                                                               2004        1.118           1.235            249,153
                                                               2003        1.000           1.118             46,651

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.545           1.931            449,668
                                                               2004        1.263           1.545            398,702
                                                               2003        1.000           1.263             16,979

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.367           1.477            471,195
                                                               2004        1.176           1.367            321,548
                                                               2003        1.000           1.176             83,958

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.322           1.411            112,618
                                                               2004        1.162           1.322             59,279
                                                               2003        1.000           1.162                  -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.195           1.222            581,658
                                                               2004        1.120           1.195            406,541
                                                               2003        1.000           1.120             40,612

   Diversified Strategic Income Portfolio (11/99)              2005        1.107           1.114            196,602
                                                               2004        1.058           1.107            156,661
                                                               2003        1.000           1.058             17,034

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------------            ----    -------------   -------------    ---------------
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.222           1.249              41,555
                                                               2004        1.130           1.222              21,301
                                                               2003        1.000           1.130                   -

   Fundamental Value Portfolio (11/99)                         2005        1.241           1.275             440,652
                                                               2004        1.169           1.241             383,453
                                                               2003        1.000           1.169              75,311

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.350           1.483              86,898
                                                               2004        1.142           1.350              74,506
                                                               2003        1.000           1.142              10,492

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.322           1.349             111,336
                                                               2004        1.174           1.322             127,693
                                                               2003        1.000           1.174              75,427

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.260           1.276             342,505
                                                               2004        1.141           1.260             194,530
                                                               2003        1.000           1.141              47,318

   Mid-Cap Value Portfolio (5/03)                              2005        1.407           1.493           1,074,219
                                                               2004        1.156           1.407             764,539
                                                               2003        1.000           1.156              26,607

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.119             303,601
                                                               2004        1.046           1.118             124,574
                                                               2003        1.000           1.046                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.054           1.059             959,659
                                                               2004        1.025           1.054             832,375
                                                               2003        1.000           1.025             140,689

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.346           1.481              21,068
                                                               2004        1.181           1.346              35,821
                                                               2003        1.000           1.181              26,757

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR         YEAR        END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.531           1.607              58,918
                                                               2004        1.237           1.531              33,748
                                                               2003        1.000           1.237                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.243           1.269             231,836
                                                               2004        1.170           1.243             115,796
                                                               2003        1.000           1.170              39,467

   Investors Fund - Class I (11/99)                            2005        1.242           1.298             192,581
                                                               2004        1.148           1.242             145,092
                                                               2003        1.000           1.148                   -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.397           1.437              21,008
                                                               2004        1.237           1.397              14,973
                                                               2003        1.000           1.237               6,848

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.117           1.094              93,167
                                                               2004        1.102           1.117              97,154
                                                               2003        1.000           1.102              24,582

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.162           1.212              64,117
                                                               2004        1.152           1.162              51,288
                                                               2003        1.000           1.152                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.181           1.219           1,666,775
                                                               2004        1.129           1.181           1,607,093
                                                               2003        1.000           1.129             575,122

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.122           1.147           2,098,122
                                                               2004        1.090           1.122           1,737,780
                                                               2003        1.000           1.090                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.233           1.289            630,138
                                                               2004        1.141           1.233            575,815
                                                               2003        1.000           1.141             59,078

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.175           1.194            105,514
                                                               2004        1.123           1.175             68,157
                                                               2003        1.000           1.123                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.188           1.267             18,207
                                                               2004        1.137           1.188             18,745
                                                               2003        1.000           1.137              2,263

   Equity Income Portfolio (11/99)                             2005        1.221           1.251            231,804
                                                               2004        1.133           1.221            142,814
                                                               2003        1.000           1.133             40,947

   Large Cap Portfolio (11/99)                                 2005        1.174           1.251             27,324
                                                               2004        1.124           1.174             27,335
                                                               2003        1.000           1.124                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.075                  -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.028             60,029

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.044             37,869

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        0.999           1.063             37,530

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.008           1.035                  -

Mercury Large Cap Core Portfolio (11/99)                    2005        1.239           1.361             42,582
                                                            2004        1.090           1.239              9,597
                                                            2003        1.000           1.090                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
              PORTFOLIO NAME                                YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------               ----    -------------   -------------    ---------------
MFS Emerging Growth Portfolio (11/99)                       2005        1.223           1.186                  -
                                                            2004        1.106           1.223             22,810
                                                            2003        1.000           1.106                  -

MFS Mid Cap Growth Portfolio (5/00)                         2005        1.267           1.281             26,193
                                                            2004        1.132           1.267                  -
                                                            2003        1.000           1.132                  -

MFS Total Return Portfolio (11/99)                          2005        1.180           1.191            991,840
                                                            2004        1.079           1.180            667,946
                                                            2003        1.000           1.079             87,122

MFS Value Portfolio (7/04)                                  2005        1.118           1.167             86,646
                                                            2004        0.993           1.118              8,241

Mondrian International Stock Portfolio (5/00)               2005        1.316           1.413            174,710
                                                            2004        1.159           1.316            177,528
                                                            2003        1.000           1.159             22,094

Pioneer Fund Portfolio (5/03)                               2005        1.229           1.277             68,525
                                                            2004        1.127           1.229             70,008
                                                            2003        1.000           1.127                  -

Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.060                  -

Pioneer Strategic Income Portfolio (6/00)                   2005        1.174           1.194            125,045

                                                            2004        1.079           1.174             18,371
                                                            2003        1.000           1.079                  -

Strategic Equity Portfolio (11/99)                          2005        1.208           1.208             76,057
                                                            2004        1.117           1.208             17,780
                                                            2003        1.000           1.117                  -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.133                  -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.106                  -

Travelers Managed Income Portfolio (11/99)                  2005        1.039           1.032            807,189
                                                            2004        1.030           1.039            511,115
                                                            2003        1.000           1.030             50,709

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
   Van Kampen Enterprise Portfolio (11/99)                     2005        1.150           1.216              31,984
                                                               2004        1.129           1.150               2,264
                                                               2003        1.000           1.129               2,265

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.990           0.994           1,132,423
                                                               2004        0.998           0.990             883,264
                                                               2003        1.000           0.998               4,700

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.225           1.342           1,597,505
                                                               2004        1.136           1.225           1,218,182
                                                               2003        1.000           1.136              74,170

   Smith Barney High Income Portfolio (11/99)                  2005        1.193           1.201             922,315
                                                               2004        1.102           1.193             772,168
                                                               2003        1.000           1.102             110,507

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.151           1.187             622,953
                                                               2004        1.169           1.151             610,877
                                                               2003        1.000           1.169             192,810

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.255           1.333             157,065
                                                               2004        1.159           1.255             153,438
                                                               2003        1.000           1.159              53,650

   Smith Barney Money Market Portfolio (11/99)                 2005        0.984           0.992             271,137

                                                               2004        0.995           0.984             490,044
                                                               2003        1.000           0.995                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.171           1.240              56,968
                                                               2004        1.116           1.171              26,461
                                                               2003        1.000           1.116               8,739

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.400           1.441             446,245
                                                               2004        1.235           1.400             417,656
                                                               2003        1.000           1.235                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------             ----    -------------   -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.291           1.480            363,652
                                                               2004        1.141           1.291            279,773
                                                               2003        1.000           1.141                  -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.465           1.696            274,857
                                                               2004        1.198           1.465            176,584
                                                               2003        1.000           1.198             16,825

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Capital Appreciation Fund (5/00)                            2005        1.389           1.610             108,294
                                                               2004        1.186           1.389             116,560
                                                               2003        0.968           1.186              78,193
                                                               2002        1.000           0.968                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.356           1.391              47,989
                                                               2004        1.244           1.356              64,717

                                                               2003        0.960           1.244              56,384
                                                               2002        1.000           0.960                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.217           1.370             104,732
                                                               2004        1.146           1.217             215,603
                                                               2003        0.948           1.146             140,484
                                                               2002        1.000           0.948                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.452           1.624             576,073
                                                               2004        1.305           1.452             568,405
                                                               2003        0.984           1.305             230,499
                                                               2002        1.000           0.984                   -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.420           1.618           2,311,340
                                                               2004        1.288           1.420           2,174,558
                                                               2003        0.961           1.288           1,570,074
                                                               2002        1.000           0.961                   -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.364           1.415           2,450,277
                                                               2004        1.261           1.364           2,464,499
                                                               2003        0.971           1.261           1,651,863
                                                               2002        1.000           0.971                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.701           1.787              49,108
                                                               2004        1.321           1.701              58,237

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Delaware VIP REIT Series - Standard Class (continued)       2003        1.005           1.321             37,104
                                                               2002        1.000           1.005                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.202           1.298             24,867
                                                               2004        1.074           1.202                  -
                                                               2003        1.000           1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.200           1.295                  -
                                                               2004        1.067           1.200                  -
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.027           1.048                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.424           1.463            208,273
                                                               2004        1.303           1.424            215,079
                                                               2003        0.969           1.303            201,494
                                                               2002        1.000           0.969                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.347           1.459            522,692
                                                               2004        1.220           1.347            480,020
                                                               2003        0.994           1.220            399,669
                                                               2002        1.000           0.994                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.763           2.202             91,590

                                                               2004        1.442           1.763            100,794
                                                               2003        1.000           1.442             71,761

Templeton Foreign Securities Fund - Class 2 Shares
(11/99)                                                        2005        1.489           1.608            328,303
                                                               2004        1.281           1.489            310,191
                                                               2003        0.989           1.281            244,758
                                                               2002        1.000           0.989                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.438           1.535              77,237
                                                               2004        1.265           1.438              53,572
                                                               2003        0.976           1.265              21,906
                                                               2002        1.000           0.976                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.272           1.300           1,085,449
                                                               2004        1.193           1.272           1,128,648
                                                               2003        0.977           1.193             921,298
                                                               2002        1.000           0.977                   -

   Diversified Strategic Income Portfolio (11/99)              2005        1.158           1.164             171,178
                                                               2004        1.106           1.158             162,450
                                                               2003        1.010           1.106             136,928
                                                               2002        1.000           1.010                   -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.308           1.337             283,325
                                                               2004        1.211           1.308             411,322
                                                               2003        0.967           1.211             374,650
                                                               2002        1.000           0.967                   -

   Fundamental Value Portfolio (11/99)                         2005        1.392           1.430             606,298
                                                               2004        1.312           1.392             638,547
                                                               2003        0.966           1.312             404,104
                                                               2002        1.000           0.966                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.533           1.684             101,732
                                                               2004        1.298           1.533             113,467
                                                               2003        0.983           1.298              99,969
                                                               2002        1.000           0.983                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.498           1.527             185,107
                                                               2004        1.330           1.498             150,508
                                                               2003        1.000           1.330              97,171

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.369           1.385             341,133
                                                               2004        1.239           1.369             290,674
                                                               2003        1.000           1.239             167,595

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.525           1.618             320,871
                                                               2004        1.255           1.525             349,328
                                                               2003        1.000           1.255             217,985

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.114           1.115             352,054
                                                               2004        1.044           1.114             281,739
                                                               2003        1.000           1.044             240,797

   Total Return Portfolio - Administrative Class (5/01)        2005        1.071           1.076           2,231,359
                                                               2004        1.042           1.071           2,095,600
                                                               2003        1.012           1.042           2,115,078
                                                               2002        1.000           1.012                   -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.427           1.569             259,913
                                                               2004        1.253           1.427             238,693
                                                               2003        0.994           1.253             219,951
                                                               2002        1.000           0.994                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.773           1.860             169,474
                                                               2004        1.433           1.773             164,028
                                                               2003        0.977           1.433             153,913
                                                               2002        1.000           0.977                   -

Salomon Brothers Variable Series Funds Inc.

All Cap Fund - Class I (11/99)                              2005        1.389           1.417             248,233
                                                            2004        1.308           1.389             248,890
                                                            2003        0.960           1.308             211,895
                                                            2002        1.000           0.960                   -

Investors Fund - Class I (11/99)                            2005        1.345           1.405             244,928
                                                            2004        1.243           1.345             294,184
                                                            2003        0.958           1.243             275,654
                                                            2002        1.000           0.958                   -

Small Cap Growth Fund - Class I (11/99)                     2005        1.597           1.642              99,006
                                                            2004        1.415           1.597             103,106
                                                            2003        0.970           1.415             115,709
                                                            2002        1.000           0.970                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.181           1.156              49,847
                                                               2004        1.166           1.181              49,884
                                                               2003        0.963           1.166              45,863
                                                               2002        1.000           0.963                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.274           1.328              43,087
                                                               2004        1.263           1.274              43,087
                                                               2003        0.960           1.263              36,370
                                                               2002        1.000           0.960                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.305           1.347           4,165,660
                                                               2004        1.249           1.305           4,713,968
                                                               2003        0.969           1.249           3,197,280
                                                               2002        1.000           0.969                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.205           1.231           1,256,843
                                                               2004        1.171           1.205           1,461,710
                                                               2003        0.979           1.171           1,099,017
                                                               2002        1.000           0.979                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.341           1.401             378,089
                                                               2004        1.241           1.341             460,907
                                                               2003        0.963           1.241             351,981
                                                               2002        1.000           0.963                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.272           1.291             131,126
                                                               2004        1.216           1.272             174,476
                                                               2003        0.962           1.216             152,815
                                                               2002        1.000           0.962                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.279           1.364              42,170
                                                               2004        1.226           1.279              43,412
                                                               2003        0.967           1.226              30,573
                                                               2002        1.000           0.967                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------    ----    -------------   -------------    ---------------
Equity Income Portfolio (11/99)                             2005        1.327           1.359             871,998
                                                            2004        1.232           1.327             837,507
                                                            2003        0.958           1.232             783,027
                                                            2002        1.000           0.958                   -

Large Cap Portfolio (11/99)                                 2005        1.233           1.314             102,730
                                                            2004        1.181           1.233             113,899
                                                            2003        0.967           1.181             112,890
                                                            2002        1.000           0.967                   -

Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.075                   -

Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.028                   -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.044                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        0.999           1.062             157,445

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.008           1.035               7,235

Mercury Large Cap Core Portfolio (11/99)                    2005        1.313           1.442              35,013
                                                            2004        1.156           1.313              35,453
                                                            2003        0.973           1.156              30,775
                                                            2002        1.000           0.973                   -

MFS Emerging Growth Portfolio (11/99)                       2005        1.358           1.317                   -

                                                            2004        1.229           1.358             217,741
                                                            2003        0.971           1.229             232,432
                                                            2002        1.000           0.971                   -

MFS Mid Cap Growth Portfolio (5/00)                         2005        1.463           1.478             281,973
                                                            2004        1.308           1.463              92,733
                                                            2003        0.974           1.308             104,184
                                                            2002        1.000           0.974                   -

MFS Total Return Portfolio (11/99)                          2005        1.230           1.242           1,858,321
                                                            2004        1.126           1.230           1,650,696

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
               PORTFOLIO NAME                               YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------               ----    -------------   -------------    ---------------
MFS Total Return Portfolio (continued)                      2003        0.986           1.126           1,307,672
                                                            2002        1.000           0.986                   -

MFS Value Portfolio (7/04)                                  2005        1.118           1.166              79,307
                                                            2004        0.993           1.118                   -

Mondrian International Stock Portfolio (5/00)               2005        1.432           1.537             192,449
                                                            2004        1.262           1.432             193,163
                                                            2003        1.001           1.262             115,622
                                                            2002        1.000           1.001                   -

Pioneer Fund Portfolio (5/03)                               2005        1.320           1.372               8,791
                                                            2004        1.212           1.320              16,095
                                                            2003        1.000           1.212              16,215

Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.060              17,457

Pioneer Strategic Income Portfolio (6/00)                   2005        1.285           1.306               1,732
                                                            2004        1.181           1.285               1,738
                                                            2003        1.008           1.181                   -
                                                            2002        1.000           1.008                   -

Strategic Equity Portfolio (11/99)                          2005        1.361           1.361              67,802
                                                            2004        1.260           1.361              74,728
                                                            2003        0.969           1.260              73,289
                                                            2002        1.000           0.969                   -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.133                   -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.105                   -

Travelers Managed Income Portfolio (11/99)                  2005        1.087           1.080             357,710
                                                            2004        1.078           1.087             383,293
                                                            2003        1.014           1.078             331,511
                                                            2002        1.000           1.014                   -

Van Kampen Enterprise Portfolio (11/99)                     2005        1.211           1.280               9,882
                                                            2004        1.190           1.211               9,882
                                                            2003        0.966           1.190               9,882
                                                            2002        1.000           0.966                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR         YEAR        END OF YEAR       END OF YEAR
-------------------------------------------------------        ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989           0.993              85,790
                                                               2004        0.998           0.989              59,976
                                                               2003        1.000           0.998              19,961

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.351           1.479           1,809,745
                                                               2004        1.254           1.351           1,816,909
                                                               2003        0.951           1.254           1,298,237
                                                               2002        1.000           0.951                   -

   Smith Barney High Income Portfolio (11/99)                  2005        1.363           1.371             660,536
                                                               2004        1.259           1.363             626,071
                                                               2003        1.007           1.259             963,403
                                                               2002        1.000           1.007                   -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.346           1.388             426,543
                                                               2004        1.369           1.346             454,406
                                                               2003        0.946           1.369             213,469
                                                               2002        1.000           0.946                   -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.345           1.428             398,914
                                                               2004        1.242           1.345             414,770
                                                               2003        0.977           1.242             186,432
                                                               2002        1.000           0.977                   -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.975           0.983             762,624

                                                               2004        0.986           0.975             533,026
                                                               2003        1.000           0.986             152,315
                                                               2002        1.000           1.000                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.257           1.329              32,908
                                                               2004        1.198           1.257              32,860
                                                               2003        0.959           1.198              32,305
                                                               2002        1.000           0.959                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.537           1.580            131,036
                                                               2004        1.356           1.537            164,400
                                                               2003        0.974           1.356             94,319
                                                               2002        1.000           0.974                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.410           1.615            324,355
                                                               2004        1.247           1.410            298,724
                                                               2003        0.991           1.247            269,026
                                                               2002        1.000           0.991                  -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.633           1.889            449,084
                                                               2004        1.336           1.633            440,395
                                                               2003        0.986           1.336            412,733
                                                               2002        1.000           0.986                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Capital Appreciation Fund (5/00)                            2005        1.341           1.553                   -
                                                               2004        1.145           1.341                   -
                                                               2003        1.000           1.145                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.220           1.251             132,406
                                                               2004        1.120           1.220              10,536
                                                               2003        1.000           1.120                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.160           1.305             116,353
                                                               2004        1.093           1.160               1,456
                                                               2003        1.000           1.093                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.320           1.476           1,656,597
                                                               2004        1.188           1.320             781,699
                                                               2003        1.000           1.188             163,988

   Growth Fund - Class 2 Shares (11/99)                        2005        1.266           1.442           4,170,128
                                                               2004        1.149           1.266           2,184,750
                                                               2003        1.000           1.149             117,074

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.240           1.286           4,908,904
                                                               2004        1.147           1.240           2,243,737
                                                               2003        1.000           1.147             210,838

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.471           1.545              70,144
                                                               2004        1.143           1.471                   -
                                                               2003        1.000           1.143                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201           1.297              24,687
                                                               2004        1.074           1.201              11,644
                                                               2003        1.000           1.074                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.199           1.294             122,256
                                                               2004        1.067           1.199              29,854
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.027           1.048             358,736

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.302           1.337             309,962
                                                               2004        1.193           1.302             151,606
                                                               2003        1.000           1.193              44,940

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.233           1.336             527,630
                                                               2004        1.117           1.233             259,463
                                                               2003        1.000           1.117              19,158

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.543           1.927             204,648
                                                               2004        1.263           1.543             100,690
                                                               2003        1.000           1.263                   -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.365           1.474           1,197,361
                                                               2004        1.176           1.365             350,933
                                                               2003        1.000           1.176              58,222

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.320           1.408             211,820
                                                               2004        1.161           1.320              34,020
                                                               2003        1.000           1.161                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.193           1.219             739,363
                                                               2004        1.120           1.193             201,625
                                                               2003        1.000           1.120              13,897

   Diversified Strategic Income Portfolio (11/99)              2005        1.106           1.111             784,129
                                                               2004        1.057           1.106             581,383
                                                               2003        1.000           1.057              22,587

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR        END OF YEAR       END OF YEAR
---------------------------------------------------            ----    -------------   -------------    ---------------
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.220           1.246              54,094
                                                               2004        1.130           1.220              31,513
                                                               2003        1.000           1.130                   -

   Fundamental Value Portfolio (11/99)                         2005        1.239           1.272           1,502,679
                                                               2004        1.169           1.239           1,130,419
                                                               2003        1.000           1.169             199,202

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.348           1.479             142,414
                                                               2004        1.142           1.348              57,533
                                                               2003        1.000           1.142              18,494

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.320           1.345             150,337
                                                               2004        1.173           1.320              71,596
                                                               2003        1.000           1.173              31,851

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.259           1.273             867,751
                                                               2004        1.140           1.259             527,515
                                                               2003        1.000           1.140                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.405           1.490             884,793
                                                               2004        1.156           1.405             254,563
                                                               2003        1.000           1.156              56,642

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.116           1.116             761,159
                                                               2004        1.046           1.116             360,434
                                                               2003        1.000           1.046                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.053           1.057           2,038,278
                                                               2004        1.025           1.053           1,320,238
                                                               2003        1.000           1.025             212,809

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.344           1.477                   -
                                                               2004        1.180           1.344                   -
                                                               2003        1.000           1.180                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.529           1.603            114,865
                                                               2004        1.236           1.529             42,012
                                                               2003        1.000           1.236                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.242           1.266            343,752
                                                               2004        1.170           1.242            276,133
                                                               2003        1.000           1.170             28,599

   Investors Fund - Class I (11/99)                            2005        1.240           1.295            211,338
                                                               2004        1.147           1.240             59,890
                                                               2003        1.000           1.147             35,867

   Small Cap Growth Fund - Class I (11/99)                     2005        1.395           1.433            171,490
                                                               2004        1.237           1.395            153,471
                                                               2003        1.000           1.237                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.116           1.091             44,406
                                                               2004        1.101           1.116             31,123
                                                               2003        1.000           1.101                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.160           1.209            124,107
                                                               2004        1.151           1.160             53,839
                                                               2003        1.000           1.151                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.179           1.216           3,412,786
                                                               2004        1.129           1.179           2,834,916
                                                               2003        1.000           1.129             247,777

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.120           1.144           3,933,304
                                                               2004        1.089           1.120           2,918,367
                                                               2003        1.000           1.089             413,007

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.232           1.286            608,747
                                                               2004        1.140           1.232            180,396
                                                               2003        1.000           1.140                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.174           1.191            248,950
                                                               2004        1.122           1.174            171,012
                                                               2003        1.000           1.122                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.186           1.264             91,615
                                                               2004        1.137           1.186              8,207
                                                               2003        1.000           1.137                  -

   Equity Income Portfolio (11/99)                             2005        1.219           1.248            594,858
                                                               2004        1.133           1.219            356,171
                                                               2003        1.000           1.133             46,186

   Large Cap Portfolio (11/99)                                 2005        1.172           1.249             15,297
                                                               2004        1.123           1.172                  -
                                                               2003        1.000           1.123                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.074             14,121

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.028            205,689

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.043            202,439

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        0.999           1.062                 142,792

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.008           1.035                  58,836

Mercury Large Cap Core Portfolio (11/99)                    2005        1.237           1.358                  63,233
                                                            2004        1.090           1.237                  21,338
                                                            2003        1.000           1.090                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   MFS Emerging Growth Portfolio (11/99)                       2005        1.221           1.184                       -
                                                               2004        1.106           1.221                  35,127
                                                               2003        1.000           1.106                  14,706

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.265           1.278                  41,707
                                                               2004        1.132           1.265                       -
                                                               2003        1.000           1.132                       -

   MFS Total Return Portfolio (11/99)                          2005        1.178           1.188               1,715,890
                                                               2004        1.079           1.178               1,111,199
                                                               2003        1.000           1.079                  78,205

   MFS Value Portfolio (7/04)                                  2005        1.117           1.165                 303,452
                                                               2004        0.993           1.117                 122,142

   Mondrian International Stock Portfolio (5/00)               2005        1.314           1.410                 708,291
                                                               2004        1.159           1.314                 575,019
                                                               2003        1.000           1.159                     788

   Pioneer Fund Portfolio (5/03)                               2005        1.227           1.274                   3,586
                                                               2004        1.127           1.227                       -
                                                               2003        1.000           1.127                       -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.059                       -


   Pioneer Strategic Income Portfolio (6/00)                   2005        1.173           1.191                 253,499
                                                               2004        1.079           1.173                  65,381
                                                               2003        1.000           1.079                       -
   Strategic Equity Portfolio (11/99)                          2005        1.206           1.206                 329,452
                                                               2004        1.117           1.206                 126,430
                                                               2003        1.000           1.117                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.133                   1,556

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.105                       -

   Travelers Managed Income Portfolio (11/99)                  2005        1.037           1.030                 531,729
                                                               2004        1.029           1.037                 419,827
                                                               2003        1.000           1.029                   6,725

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Van Kampen Enterprise Portfolio (11/99)                     2005        1.149           1.213                       -
                                                               2004        1.129           1.149                       -
                                                               2003        1.000           1.129                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989           0.991                 175,898
                                                               2004        0.997           0.989                 113,933
                                                               2003        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.224           1.338               1,587,584
                                                               2004        1.136           1.224               1,214,648
                                                               2003        1.000           1.136                 201,480

   Smith Barney High Income Portfolio (11/99)                  2005        1.192           1.198                 647,641
                                                               2004        1.101           1.192                 411,650
                                                               2003        1.000           1.101                 143,452

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.149           1.185                 969,284
                                                               2004        1.169           1.149                 506,016
                                                               2003        1.000           1.169                 100,648

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.253           1.330                 284,316
                                                               2004        1.158           1.253                 147,795
                                                               2003        1.000           1.158                       -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.983           0.990                 364,509

                                                               2004        0.994           0.983                 333,535
                                                               2003        1.000           0.994                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.170           1.237                  13,261
                                                               2004        1.116           1.170                  13,267
                                                               2003        1.000           1.116                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.398           1.437                 154,444
                                                               2004        1.235           1.398                  90,724
                                                               2003        1.000           1.235                  33,485

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.289           1.476                 718,779
                                                               2004        1.141           1.289                 213,311
                                                               2003        1.000           1.141                   5,137

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.463           1.692                 529,369
                                                               2004        1.198           1.463                 320,461
                                                               2003        1.000           1.198                  52,180

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Capital Appreciation Fund (5/00)                            2005        1.340           1.551                       -
                                                               2004        1.145           1.340                       -
                                                               2003        1.000           1.145                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.220           1.249                       -
                                                               2004        1.120           1.220                       -
                                                               2003        1.000           1.120                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.159           1.304                       -
                                                               2004        1.093           1.159                       -
                                                               2003        1.000           1.093                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.319           1.474                  89,838
                                                               2004        1.187           1.319                  37,649
                                                               2003        1.000           1.187                   6,649

   Growth Fund - Class 2 Shares (11/99)                        2005        1.266           1.440                 162,056
                                                               2004        1.149           1.266                  50,046
                                                               2003        1.000           1.149                   8,761

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.239           1.284                 171,218
                                                               2004        1.147           1.239                  75,789
                                                               2003        1.000           1.147                   8,885

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.470           1.543                       -
                                                               2004        1.143           1.470                       -
                                                               2003        1.000           1.143                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201           1.295                       -
                                                               2004        1.074           1.201                       -
                                                               2003        1.000           1.074                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.199           1.293                  23,446
                                                               2004        1.067           1.199                  23,446
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.027           1.048                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.302           1.336                   7,843
                                                               2004        1.192           1.302                   7,433
                                                               2003        1.000           1.192                   6,551

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.232           1.334                       -
                                                               2004        1.117           1.232                       -
                                                               2003        1.000           1.117                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.542           1.924                   3,578
                                                               2004        1.263           1.542                       -
                                                               2003        1.000           1.263                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.364           1.472                  12,064
                                                               2004        1.175           1.364                   3,451
                                                               2003        1.000           1.175                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.319           1.406                       -
                                                               2004        1.161           1.319                       -
                                                               2003        1.000           1.161                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.192           1.218                   2,581
                                                               2004        1.119           1.192                       -
                                                               2003        1.000           1.119                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.105           1.110                       -
                                                               2004        1.057           1.105                       -
                                                               2003        1.000           1.057                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.219           1.245                       -
                                                               2004        1.130           1.219                       -
                                                               2003        1.000           1.130                       -

   Fundamental Value Portfolio (11/99)                         2005        1.238           1.271                  42,517
                                                               2004        1.169           1.238                  14,741
                                                               2003        1.000           1.169                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.347           1.478                       -
                                                               2004        1.142           1.347                       -
                                                               2003        1.000           1.142                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.320           1.344                   4,952
                                                               2004        1.173           1.320                     409
                                                               2003        1.000           1.173                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.258           1.272                  92,498
                                                               2004        1.140           1.258                  29,092
                                                               2003        1.000           1.140                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.404           1.488                  23,389
                                                               2004        1.156           1.404                     514
                                                               2003        1.000           1.156                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115           1.115                  27,032
                                                               2004        1.046           1.115                     321
                                                               2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.052           1.056                  85,546
                                                               2004        1.024           1.052                  25,853
                                                               2003        1.000           1.024                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.343           1.475                       -
                                                               2004        1.180           1.343                       -
                                                               2003        1.000           1.180                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ----------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.528           1.601                       -
                                                               2004        1.236           1.528                       -
                                                               2003        1.000           1.236                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.241           1.264                   6,742
                                                               2004        1.170           1.241                   6,750
                                                               2003        1.000           1.170                   6,753

   Investors Fund - Class I (11/99)                            2005        1.240           1.293                       -
                                                               2004        1.147           1.240                       -
                                                               2003        1.000           1.147                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.394           1.432                       -
                                                               2004        1.236           1.394                       -
                                                               2003        1.000           1.236                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.115           1.090                       -
                                                               2004        1.101           1.115                       -
                                                               2003        1.000           1.101                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.160           1.207                   8,498
                                                               2004        1.151           1.160                       -
                                                               2003        1.000           1.151                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.179           1.215                  12,066
                                                               2004        1.129           1.179                  12,072
                                                               2003        1.000           1.129                  12,074

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.120           1.143                 352,158
                                                               2004        1.089           1.120                 357,916
                                                               2003        1.000           1.089                 292,892

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    --------------   -------------     ----------------
   Multiple Discipline Portfolio - Global All Cap Growth       2005        1.231           1.284                  52,677
   and Value (10/02)
                                                               2004        1.140           1.231                  55,062
                                                               2003        1.000           1.140                   9,003

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.173           1.189                       -
                                                               2004        1.122           1.173                       -
                                                               2003        1.000           1.122                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.185           1.262                       -
                                                               2004        1.136           1.185                       -
                                                               2003        1.000           1.136                       -

   Equity Income Portfolio (11/99)                             2005        1.218           1.246                  27,363
                                                               2004        1.132           1.218                   6,969
                                                               2003        1.000           1.132                   6,972

   Large Cap Portfolio (11/99)                                 2005        1.172           1.247                       -
                                                               2004        1.123           1.172                       -
                                                               2003        1.000           1.123                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.074                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.027                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.043                       -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                               2005        0.999           1.062                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.008           1.034                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.236           1.357                       -
                                                               2004        1.090           1.236                       -
                                                               2003        1.000           1.090                       -

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------         ----    --------------   -------------     ----------------
MFS Emerging Growth Portfolio (11/99)                          2005        1.220           1.183                       -
                                                               2004        1.105           1.220                       -
                                                               2003        1.000           1.105                       -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.264           1.276                       -
                                                               2004        1.132           1.264                       -
                                                               2003        1.000           1.132                       -

MFS Total Return Portfolio (11/99)                             2005        1.177           1.187                 109,722
                                                               2004        1.078           1.177                  41,109
                                                               2003        1.000           1.078                       -

MFS Value Portfolio (7/04)                                     2005        1.117           1.164                       -
                                                               2004        0.992           1.117                       -

Mondrian International Stock Portfolio (5/00)                  2005        1.313           1.408                       -
                                                               2004        1.158           1.313                       -
                                                               2003        1.000           1.158                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.226           1.273                       -
                                                               2004        1.127           1.226                       -
                                                               2003        1.000           1.127                       -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.059                       -

Pioneer Strategic Income Portfolio (6/00)                      2005        1.172           1.190                   3,647

                                                               2004        1.079           1.172                     307
                                                               2003        1.000           1.079                       -

Strategic Equity Portfolio (11/99)                             2005        1.205           1.204                       -
                                                               2004        1.116           1.205                       -
                                                               2003        1.000           1.116                       -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.032           1.132                       -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.105                       -

Travelers Managed Income Portfolio (11/99)                     2005        1.036           1.029                   4,772
                                                               2004        1.029           1.036                       -
                                                               2003        1.000           1.029                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------         ----    --------------   -------------     ----------------
   Van Kampen Enterprise Portfolio (11/99)                     2005        1.148           1.212                       -
                                                               2004        1.128           1.148                       -
                                                               2003        1.000           1.128                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        0.988           0.990                  21,619
                                                               2004        0.997           0.988                  21,622
                                                               2003        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.223           1.337                       -
                                                               2004        1.136           1.223                       -
                                                               2003        1.000           1.136                       -

   Smith Barney High Income Portfolio (11/99)                  2005        1.191           1.197                   3,844
                                                               2004        1.101           1.191                       -
                                                               2003        1.000           1.101                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2005        1.148           1.183                  14,223
                                                               2004        1.169           1.148                   7,565
                                                               2003        1.000           1.169                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.252           1.328                  20,292
                                                               2004        1.158           1.252                   6,960
                                                               2003        1.000           1.158                       -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.982           0.989                       -

                                                               2004        0.994           0.982                       -
                                                               2003        1.000           0.994                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.169           1.236                       -
                                                               2004        1.115           1.169                       -
                                                               2003        1.000           1.115                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2005        1.397           1.436                   6,229
                                                               2004        1.234           1.397                   6,233
                                                               2003        1.000           1.234                       -

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------         ----    --------------   -------------     ----------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.288           1.474                   8,741
                                                               2004        1.141           1.288                   8,746
                                                               2003        1.000           1.141                   8,748

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.462           1.690                  22,322
                                                               2004        1.198           1.462                  21,134
                                                               2003        1.000           1.198                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR         END OF YEAR
----------------------------------------------------           ----    --------------   -------------     ----------------
   Capital Appreciation Fund (5/00)                            2005        1.171           1.354                  51,411
                                                               2004        1.000           1.171                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2005        1.082           1.108                 124,480
                                                               2004        1.000           1.082                       -

   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                             2005        1.059           1.191                       -

                                                               2004        1.000           1.059                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.114           1.244                 268,672
                                                               2004        1.000           1.114                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.087           1.236               1,267,579
                                                               2004        1.000           1.087                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.066           1.104               1,526,602
                                                               2004        1.000           1.066                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.289           1.352                  17,125
                                                               2004        1.000           1.289                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.118           1.206                  39,269
                                                               2004        1.000           1.118                       -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.121           1.208                  70,914
                                                               2004        1.000           1.121                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    --------------   -------------     ----------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.027           1.047                  49,789

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.086           1.114                   5,038
                                                               2004        1.000           1.086                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.101           1.192                 298,938
                                                               2004        1.000           1.101                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.263           1.575                  46,650
                                                               2004        1.000           1.263                       -

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2005        1.157           1.248                 253,947
                                                               2004        1.000           1.157                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.121           1.194                 125,786
                                                               2004        1.000           1.121                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.058           1.080                 177,669
                                                               2004        1.000           1.058                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.071           1.075                   5,763
                                                               2004        1.000           1.071                       -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.071           1.093                  16,804
                                                               2004        1.000           1.071                       -


   Fundamental Value Portfolio (11/99)                         2005        1.059           1.086                  57,572
                                                               2004        1.000           1.059                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.131           1.240                  26,698
                                                               2004        1.000           1.131                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    --------------   -------------     ----------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.127           1.147                  87,939
                                                               2004        1.000           1.127                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.101           1.112                 197,024
                                                               2004        1.000           1.101                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.162           1.231                 134,734
                                                               2004        1.000           1.162                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.069           1.068                 266,278
                                                               2004        1.000           1.069                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.045           1.048                 202,033
                                                               2004        1.000           1.045                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2005        1.160           1.274                       -
                                                               2004        1.000           1.160                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.194           1.251                  26,570
                                                               2004        1.000           1.194                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.058           1.078                       -
                                                               2004        1.000           1.058                       -

   Investors Fund - Class I (11/99)                            2005        1.081           1.127                  21,894
                                                               2004        1.000           1.081                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.167           1.198                       -
                                                               2004        1.000           1.167                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.017           0.994                  19,939
                                                               2004        1.000           1.017                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------         ----    --------------   -------------     ----------------
   Smith Barney Premier Selections All Cap Growth              2005        1.027           1.069                       -
   Portfolio (5/01)                                            2004        1.000           1.027                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2005        1.040           1.071                 907,116
                                                               2004        1.000           1.040                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.032           1.053                  90,692
                                                               2004        1.000           1.032                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.068           1.113                  17,971
                                                               2004        1.000           1.068                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.034           1.048                  14,628
                                                               2004        1.000           1.034                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.056           1.124                       -
                                                               2004        1.000           1.056                       -

   Equity Income Portfolio (11/99)                             2005        1.103           1.128                  52,283
                                                               2004        1.000           1.103                       -

   Large Cap Portfolio (11/99)                                 2005        1.050           1.117                       -
                                                               2004        1.000           1.050                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.074                       -

Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.027                   7,282

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.043                 153,519

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                            2005        0.999           1.061                  56,819

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------         ----    --------------   -------------     ----------------
Managed Allocation Series: Moderate-Conservative               2005        1.008           1.034                   2,060
Portfolio (6/05)

Mercury Large Cap Core Portfolio (11/99)                       2005        1.125           1.234                  13,222
                                                               2004        1.000           1.125                       -

MFS Emerging Growth Portfolio (11/99)                          2005        1.083           1.050                       -
                                                               2004        1.000           1.083                       -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.075           1.084                       -
                                                               2004        1.000           1.075                       -

MFS Total Return Portfolio (11/99)                             2005        1.097           1.105                 900,374
                                                               2004        1.000           1.097                       -

MFS Value Portfolio (7/04)                                     2005        1.127           1.175                  74,412
                                                               2004        1.002           1.127                       -

Mondrian International Stock Portfolio (5/00)                  2005        1.146           1.229                  53,537
                                                               2004        1.000           1.146                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.094           1.135                  17,292
                                                               2004        1.000           1.094                       -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.059                  15,405

Pioneer Strategic Income Portfolio (6/00)                      2005        1.105           1.121                 295,861
                                                               2004        1.000           1.105                       -

Strategic Equity Portfolio (11/99)                             2005        1.099           1.098                       -
                                                               2004        1.000           1.099                       -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.032           1.132                   7,671

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.104                   7,199

Travelers Managed Income Portfolio (11/99)                     2005        1.030           1.022                  18,856
                                                               2004        1.000           1.030                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------         ----    --------------   -------------     ----------------
   Van Kampen Enterprise Portfolio (11/99)                     2005        1.038           1.095                       -
                                                               2004        1.000           1.038                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        0.999           1.001                  22,776
                                                               2004        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.067           1.166                 132,519
                                                               2004        1.000           1.067                       -

   Smith Barney High Income Portfolio (11/99)                  2005        1.086           1.090                 114,137
                                                               2004        1.000           1.086                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2005        0.991           1.021                  23,650
                                                               2004        1.000           0.991                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.096           1.161                  24,318
                                                               2004        1.000           1.096                       -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.995           1.001                  51,624
                                                               2004        1.000           0.995                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.060           1.120                       -
                                                               2004        1.000           1.060                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2005        1.170           1.202                  27,876

                                                               2004        1.000           1.170                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.109           1.268                 197,661
                                                               2004        1.000           1.109                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.228           1.419                 105,188
                                                               2004        1.000           1.228                       -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------         ----    --------------   -------------     ----------------
   Capital Appreciation Fund (5/00)                            2005        1.384           1.600                   5,253
                                                               2004        1.183           1.384                   5,256
                                                               2003        0.968           1.183                   5,056
                                                               2002        1.000           0.968                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2005        1.351           1.382                  87,681
                                                               2004        1.242           1.351                  53,488
                                                               2003        0.960           1.242                   8,543
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                             2005        1.212           1.362                   8,136
                                                               2004        1.144           1.212                   8,147
                                                               2003        0.948           1.144                   8,158
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.446           1.614                 263,482
                                                               2004        1.303           1.446                 234,185
                                                               2003        0.984           1.303                  11,565
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.415           1.608                 608,837
                                                               2004        1.285           1.415                 542,802
                                                               2003        0.960           1.285                 291,762

                                                               2002        1.000           0.960                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.358           1.406               1,000,046
                                                               2004        1.258           1.358                 950,041
                                                               2003        0.971           1.258                 704,556
                                                               2002        1.000           0.971                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.694           1.776                  47,056
                                                               2004        1.318           1.694                  47,056
                                                               2003        1.005           1.318                  45,031
                                                               2002        1.000           1.005                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    --------------   -------------     ----------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.293                       -
                                                               2004        1.073           1.199                       -
                                                               2003        1.000           1.073                       -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.197           1.290                   1,812
                                                               2004        1.067           1.197                       -
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.027           1.047                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.418           1.454                  58,906
                                                               2004        1.300           1.418                  56,400
                                                               2003        0.969           1.300                  29,124
                                                               2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.341           1.450                 288,138
                                                               2004        1.217           1.341                 292,095
                                                               2003        0.994           1.217                 223,043
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.757           2.190                  44,244
                                                               2004        1.440           1.757                  50,617
                                                               2003        1.000           1.440                  30,640

Templeton Foreign Securities Fund - Class 2
Shares (11/99)                                              2005        1.483           1.598                  65,940
                                                            2004        1.279           1.483                  61,084
                                                            2003        0.989           1.279                  19,323
                                                            2002        1.000           0.989                       -

Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.433           1.526                  77,554
                                                            2004        1.262           1.433                  65,648

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    --------------   -------------     ----------------
   Templeton Growth Securities Fund - Class 2 Shares           2003        0.976           1.262                  36,044
   (continued)
                                                               2002        1.000           0.976                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.267           1.292                 137,911
                                                               2004        1.190           1.267                 130,325
                                                               2003        0.977           1.190                 108,325
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.153           1.157                 201,480
                                                               2004        1.104           1.153                 199,486
                                                               2003        1.010           1.104                 169,179
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.303           1.329                  65,689
                                                               2004        1.208           1.303                  31,447
                                                               2003        0.967           1.208                  14,964
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (11/99)                         2005        1.386           1.421                 244,750
                                                               2004        1.310           1.386                 255,757
                                                               2003        0.966           1.310                 109,298
                                                               2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.527           1.674                  27,542

                                                               2004        1.296           1.527                  25,628
                                                               2003        0.983           1.296                  18,539
                                                               2002        1.000           0.983                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.493           1.519                  28,004
                                                               2004        1.329           1.493                  23,228
                                                               2003        1.000           1.329                   4,528

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.364           1.378                 126,897
                                                               2004        1.238           1.364                  96,031
                                                               2003        1.000           1.238                  60,061

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    --------------   -------------     ----------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.520           1.610                  96,218
                                                               2004        1.253           1.520                  56,353
                                                               2003        1.000           1.253                  25,857

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.110           1.109                 104,374
                                                               2004        1.042           1.110                 168,773
                                                               2003        1.000           1.042                  54,678

   Total Return Portfolio - Administrative Class (5/01)        2005        1.067           1.069                 596,876
                                                               2004        1.040           1.067                 576,706
                                                               2003        1.012           1.040                 514,636
                                                               2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2005        1.421           1.560                       -
                                                               2004        1.250           1.421                   2,038
                                                               2003        0.994           1.250                   2,129
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.765           1.848                  31,893
                                                               2004        1.430           1.765                  15,972
                                                               2003        0.977           1.430                  17,788
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.

All Cap Fund - Class I (11/99)                                 2005        1.383           1.408                 184,824
                                                               2004        1.305           1.383                 185,914
                                                               2003        0.960           1.305                 145,744
                                                               2002        1.000           0.960                       -

Investors Fund - Class I (11/99)                               2005        1.340           1.396                   5,943
                                                               2004        1.241           1.340                   5,946
                                                               2003        0.958           1.241                       -
                                                               2002        1.000           0.958                       -

Small Cap Growth Fund - Class I (11/99)                        2005        1.591           1.632                  62,378
                                                               2004        1.412           1.591                  75,282
                                                               2003        0.970           1.412                  51,166
                                                               2002        1.000           0.970                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    --------------   -------------     ----------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.176           1.149                  16,173
                                                               2004        1.163           1.176                   6,295
                                                               2003        0.963           1.163                   6,109
                                                               2002        1.000           0.963                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2005        1.269           1.320                  20,272
                                                               2004        1.261           1.269                       -
                                                               2003        0.960           1.261                       -
                                                               2002        1.000           0.960                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2005        1.300           1.339               1,005,196
                                                               2004        1.246           1.300               1,120,270
                                                               2003        0.969           1.246                 559,967
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.200           1.224               1,377,552
                                                               2004        1.168           1.200               1,374,620
                                                               2003        0.979           1.168               1,016,318
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.336           1.392                 621,873
                                                               2004        1.239           1.336                 294,992
                                                               2003        0.962           1.239                       -
                                                               2002        1.000           0.962                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.267           1.284                  68,969
                                                               2004        1.213           1.267                  68,535
                                                               2003        0.961           1.213                       -
                                                               2002        1.000           0.961                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.274           1.355                  76,662
                                                               2004        1.223           1.274                  74,577
                                                               2003        0.967           1.223                  55,722
                                                               2002        1.000           0.967                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    --------------   -------------     ----------------
Equity Income Portfolio (11/99)                                2005        1.322           1.351                  70,507
                                                               2004        1.230           1.322                  51,434
                                                               2003        0.958           1.230                  35,368
                                                               2002        1.000           0.958                       -

Large Cap Portfolio (11/99)                                    2005        1.228           1.306                   8,717
                                                               2004        1.179           1.228                   5,234
                                                               2003        0.966           1.179                   5,013
                                                               2002        1.000           0.966                       -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.007           1.074                       -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.027                       -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.042                       -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                               2005        0.999           1.061                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.007           1.034                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.308           1.433                 141,770
                                                               2004        1.153           1.308                 143,975
                                                               2003        0.973           1.153                 116,827
                                                               2002        1.000           0.973                       -

MFS Emerging Growth Portfolio (11/99)                          2005        1.353           1.311                       -

                                                               2004        1.227           1.353                  50,553
                                                               2003        0.971           1.227                  43,740
                                                               2002        1.000           0.971                       -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.457           1.469                  45,898
                                                               2004        1.306           1.457                       -
                                                               2003        0.974           1.306                       -
                                                               2002        1.000           0.974                       -

MFS Total Return Portfolio (11/99)                             2005        1.225           1.234                 381,492
                                                               2004        1.124           1.225                 348,726

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------                 ----    --------------   -------------     ----------------
MFS Total Return Portfolio  (continued)                        2003        0.986           1.124                 116,554
                                                               2002        1.000           0.986                       -

MFS Value Portfolio (7/04)                                     2005        1.116           1.163                   6,545
                                                               2004        0.992           1.116                       -

Mondrian International Stock Portfolio (5/00)                  2005        1.426           1.528                  48,397
                                                               2004        1.259           1.426                  47,726
                                                               2003        1.001           1.259                   3,059
                                                               2002        1.000           1.001                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.316           1.364                  28,836
                                                               2004        1.210           1.316                  28,853
                                                               2003        1.000           1.210                   1,879

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.058                       -

Pioneer Strategic Income Portfolio (6/00)                      2005        1.280           1.298                   8,500
                                                               2004        1.179           1.280                   3,608
                                                               2003        1.008           1.179                       -
                                                               2002        1.000           1.008                       -

Strategic Equity Portfolio (11/99)                             2005        1.355           1.353                  90,468
                                                               2004        1.257           1.355                  90,472
                                                               2003        0.969           1.257                   4,218
                                                               2002        1.000           0.969                       -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.032           1.132                       -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.104                       -

Travelers Managed Income Portfolio (11/99)                     2005        1.082           1.073                 296,846
                                                               2004        1.076           1.082                 297,600
                                                               2003        1.014           1.076                 267,025
                                                               2002        1.000           1.014                       -

Van Kampen Enterprise Portfolio (11/99)                        2005        1.206           1.272                       -
                                                               2004        1.187           1.206                       -
                                                               2003        0.966           1.187                       -
                                                               2002        1.000           0.966                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------         ----    --------------   -------------     ----------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        0.987           0.988                 105,280
                                                               2004        0.997           0.987                  71,789
                                                               2003        1.000           0.997                  30,870

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.346           1.470                 331,153
                                                               2004        1.251           1.346                 333,858
                                                               2003        0.951           1.251                 177,260
                                                               2002        1.000           0.951                       -

   Smith Barney High Income Portfolio (11/99)                  2005        1.358           1.363                 592,813
                                                               2004        1.256           1.358                 550,689
                                                               2003        1.007           1.256                 282,296
                                                               2002        1.000           1.007                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2005        1.341           1.380                 186,768
                                                               2004        1.366           1.341                 198,544
                                                               2003        0.946           1.366                 106,645
                                                               2002        1.000           0.946                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.339           1.419                  42,942
                                                               2004        1.240           1.339                  42,958
                                                               2003        0.977           1.240                  27,736
                                                               2002        1.000           0.977                       -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.971           0.977                  37,008

                                                               2004        0.984           0.971                  35,476
                                                               2003        0.999           0.984                  17,168
                                                               2002        1.000           0.999                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.251           1.321                  25,581
                                                               2004        1.195           1.251                  28,191
                                                               2003        0.959           1.195                  27,256
                                                               2002        1.000           0.959                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR         END OF YEAR        END OF YEAR
----------------------------------------------                 ----    --------------   -------------     ----------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2005        1.531           1.571                  65,581
                                                               2004        1.353           1.531                  68,766
                                                               2003        0.974           1.353                  18,794
                                                               2002        1.000           0.974                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.405           1.606                 111,224
                                                               2004        1.245           1.405                 123,753
                                                               2003        0.991           1.245                  55,188
                                                               2002        1.000           0.991                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.626           1.878                  71,714
                                                               2004        1.334           1.626                  47,123
                                                               2003        0.986           1.334                       -
                                                               2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.25% (B)

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------  --------------   -------------  ---------------

   Capital Appreciation Fund (5/00)                            2005        1.337           1.545                -
                                                               2004        1.144           1.337                -
                                                               2003        1.000           1.144                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2005        1.217           1.245           16,198
                                                               2004        1.119           1.217           14,086
                                                               2003        1.000           1.119                -

   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                             2005        1.157           1.299                -
                                                               2004        1.092           1.157                -
                                                               2003        1.000           1.092                -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.317           1.469          100,572
                                                               2004        1.187           1.317           84,658
                                                               2003        1.000           1.187           35,982

   Growth Fund - Class 2 Shares (11/99)                        2005        1.263           1.435          367,323
                                                               2004        1.148           1.263          182,999
                                                               2003        1.000           1.148           24,955

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.237           1.280          459,535
                                                               2004        1.146           1.237          371,564
                                                               2003        1.000           1.146           61,915

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.467           1.538                -
                                                               2004        1.142           1.467                -
                                                               2003        1.000           1.142                -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.291                -
                                                               2004        1.073           1.199                -
                                                               2003        1.000           1.073                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------  --------------   -------------  ---------------
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.197           1.289           5,887
                                                               2004        1.067           1.197               -
                                                               2003        1.000           1.067               -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.027           1.047          72,427

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.299           1.331          83,937
                                                               2004        1.192           1.299          19,793
                                                               2003        1.000           1.192          10,110

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.230           1.329         328,303
                                                               2004        1.117           1.230         233,510
                                                               2003        1.000           1.117          58,994

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.539           1.917          84,494
                                                               2004        1.262           1.539          25,618
                                                               2003        1.000           1.262               -

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2005        1.361           1.467         142,163
                                                               2004        1.175           1.361         102,534
                                                               2003        1.000           1.175          43,980

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.316           1.401          63,647
                                                               2004        1.160           1.316           3,322
                                                               2003        1.000           1.160               -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.190           1.213         267,726
                                                               2004        1.119           1.190         235,097
                                                               2003        1.000           1.119          35,970

   Diversified Strategic Income Portfolio (11/99)              2005        1.103           1.106          76,254
                                                               2004        1.057           1.103          45,843
                                                               2003        1.000           1.057               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------  --------------   -------------  ---------------
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.217           1.240            3,542
                                                               2004        1.129           1.217            3,546
                                                               2003        1.000           1.129              600

   Fundamental Value Portfolio (11/99)                         2005        1.236           1.266          166,729
                                                               2004        1.168           1.236          149,510
                                                               2003        1.000           1.168           82,968

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.344           1.472                -
                                                               2004        1.141           1.344                -
                                                               2003        1.000           1.141                -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.317           1.339                -
                                                               2004        1.172           1.317                -
                                                               2003        1.000           1.172                -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.255           1.267          225,080
                                                               2004        1.140           1.255           77,831
                                                               2003        1.000           1.140                -

   Mid-Cap Value Portfolio (5/03)                              2005        1.401           1.483           62,354
                                                               2004        1.155           1.401           57,580
                                                               2003        1.000           1.155           12,721


PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.113           1.111           12,904
                                                               2004        1.045           1.113           12,535
                                                               2003        1.000           1.045            8,697

   Total Return Portfolio - Administrative Class (5/01)        2005        1.050           1.052          430,409
                                                               2004        1.024           1.050           39,973
                                                               2003        1.000           1.024            2,626

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2005        1.340           1.470                -
                                                               2004        1.179           1.340                -
                                                               2003        1.000           1.179                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------  --------------   -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.525           1.596          23,414
                                                               2004        1.235           1.525          24,487
                                                               2003        1.000           1.235           9,446

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.238           1.260           7,014
                                                               2004        1.169           1.238           5,312
                                                               2003        1.000           1.169               -

   Investors Fund - Class I (11/99)                            2005        1.237           1.288               -
                                                               2004        1.146           1.237           6,963
                                                               2003        1.000           1.146               -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.391           1.426          19,688
                                                               2004        1.236           1.391          14,484
                                                               2003        1.000           1.236           1,223

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.113           1.086           8,482
                                                               2004        1.101           1.113           6,616
                                                               2003        1.000           1.101           2,853

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2005        1.157           1.203               -
                                                               2004        1.150           1.157               -
                                                               2003        1.000           1.150               -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2005        1.176           1.210         802,826
                                                               2004        1.128           1.176         660,981
                                                               2003        1.000           1.128           4,696

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.117           1.139         635,877
                                                               2004        1.088           1.117         931,761
                                                               2003        1.000           1.088         320,144

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------  --------------   -------------  ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.228           1.280          9,454
                                                               2004        1.139           1.228          9,102
                                                               2003        1.000           1.139          2,441

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.171           1.185         65,618
                                                               2004        1.122           1.171         74,904
                                                               2003        1.000           1.122          4,725

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.183           1.258         78,350
                                                               2004        1.136           1.183          8,460
                                                               2003        1.000           1.136              -

   Equity Income Portfolio (11/99)                             2005        1.216           1.242         64,182
                                                               2004        1.132           1.216         57,086
                                                               2003        1.000           1.132         35,179

   Large Cap Portfolio (11/99)                                 2005        1.169           1.243              -
                                                               2004        1.123           1.169              -
                                                               2003        1.000           1.123              -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.073              -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.026              -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.042              -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                            2005        0.999           1.061              -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.007           1.033              -

Mercury Large Cap Core Portfolio (11/99)                    2005        1.234           1.352              -
                                                            2004        1.089           1.234              -
                                                            2003        1.000           1.089              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------  --------------   -------------  ---------------
   MFS Emerging Growth Portfolio (11/99)                       2005        1.218           1.180                -
                                                               2004        1.105           1.218                -
                                                               2003        1.000           1.105                -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.262           1.272                -
                                                               2004        1.131           1.262                -
                                                               2003        1.000           1.131                -

   MFS Total Return Portfolio (11/99)                          2005        1.175           1.183          221,362
                                                               2004        1.078           1.175          214,552
                                                               2003        1.000           1.078           73,796

   MFS Value Portfolio (7/04)                                  2005        1.116           1.162                -
                                                               2004        0.992           1.116                -

   Mondrian International Stock Portfolio (5/00)               2005        1.310           1.403           14,625
                                                               2004        1.158           1.310            4,686
                                                               2003        1.000           1.158                -

   Pioneer Fund Portfolio (5/03)                               2005        1.224           1.268           40,603
                                                               2004        1.126           1.224           40,130
                                                               2003        1.000           1.126                -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.058                -

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.170           1.186           19,123

                                                            2004        1.078           1.170            1,155
                                                            2003        1.000           1.078                -

Strategic Equity Portfolio (11/99)                          2005        1.203           1.200            5,498
                                                            2004        1.116           1.203                -
                                                            2003        1.000           1.116                -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.031           1.131                -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.104                -

Travelers Managed Income Portfolio (11/99)                  2005        1.034           1.025          118,075
                                                            2004        1.028           1.034          104,403
                                                            2003        1.000           1.028                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------  --------------   -------------  ---------------
   Van Kampen Enterprise Portfolio (11/99)                     2005        1.145           1.207           54,061
                                                               2004        1.128           1.145           43,204
                                                               2003        1.000           1.128           43,224

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        0.986           0.987            9,083
                                                               2004        0.997           0.986          279,946
                                                               2003        1.000           0.997            3,430

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.220           1.332          397,297
                                                               2004        1.135           1.220          306,530
                                                               2003        1.000           1.135          135,782

   Smith Barney High Income Portfolio (11/99)                  2005        1.189           1.192          153,029
                                                               2004        1.101           1.189          102,204
                                                               2003        1.000           1.101           31,438

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2005        1.146           1.179           92,992
                                                               2004        1.168           1.146           77,868
                                                               2003        1.000           1.168           11,125

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.250           1.324           81,772
                                                               2004        1.158           1.250           67,514
                                                               2003        1.000           1.158           29,696

   Smith Barney Money Market Portfolio (11/99)                 2005        0.980           0.985           12,917

                                                               2004        0.993           0.980           12,973
                                                               2003        1.000           0.993                -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.167           1.231            9,685
                                                               2004        1.115           1.167            9,685
                                                               2003        1.000           1.115            9,685

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2005        1.394           1.430           46,739
                                                               2004        1.234           1.394           34,057
                                                               2003        1.000           1.234            1,294

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------  --------------   -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.286           1.469          12,347
                                                               2004        1.140           1.286          12,526
                                                               2003        1.000           1.140           2,436

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.459           1.684          85,140
                                                               2004        1.197           1.459          83,256
                                                               2003        1.000           1.197          53,786

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------  --------------   -------------  ---------------
   Capital Appreciation Fund (5/00)                            2005        1.170           1.351               -
                                                               2004        1.000           1.170               -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2005        1.081           1.105               -
                                                               2004        1.000           1.081               -

   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                             2005        1.059           1.188               -

                                                               2004        1.000           1.059               -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.113           1.241          68,097
                                                               2004        1.000           1.113               -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.086           1.233          10,301
                                                               2004        1.000           1.086               -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.065           1.102          11,556
                                                               2004        1.000           1.065               -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.288           1.349          36,512
                                                               2004        1.000           1.288               -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.117           1.203               -
                                                               2004        1.000           1.117               -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.120           1.205               -
                                                               2004        1.000           1.120               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------  --------------   -------------  ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.027           1.046               -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.085           1.111               -
                                                               2004        1.000           1.085               -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.100           1.189               -
                                                               2004        1.000           1.100               -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.262           1.572          38,853
                                                               2004        1.000           1.262               -

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2005        1.156           1.245          52,733
                                                               2004        1.000           1.156               -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.120           1.191               -
                                                               2004        1.000           1.120               -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.057           1.077               -
                                                               2004        1.000           1.057               -

   Diversified Strategic Income Portfolio (11/99)              2005        1.071           1.073               -
                                                               2004        1.000           1.071               -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.070           1.090               -
                                                               2004        1.000           1.070               -

   Fundamental Value Portfolio (11/99)                         2005        1.058           1.084               -
                                                               2004        1.000           1.058               -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.130           1.237               -
                                                               2004        1.000           1.130               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.126           1.145           6,109
                                                               2004        1.000           1.126               -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.100           1.110               -
                                                               2004        1.000           1.100               -

   Mid-Cap Value Portfolio (5/03)                              2005        1.161           1.228          44,386
                                                               2004        1.000           1.161               -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.068           1.065          54,415
                                                               2004        1.000           1.068               -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.045           1.046          16,638
                                                               2004        1.000           1.045               -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.159           1.271               -
                                                               2004        1.000           1.159               -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.193           1.248          17,538
                                                               2004        1.000           1.193               -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.057           1.075               -
                                                               2004        1.000           1.057               -

   Investors Fund - Class I (11/99)                            2005        1.080           1.124               -
                                                               2004        1.000           1.080               -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.166           1.196               -
                                                               2004        1.000           1.166               -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.016           0.991               -
                                                               2004        1.000           1.016               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.026           1.066               -
                                                               2004        1.000           1.026               -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.039           1.069         230,528
                                                               2004        1.000           1.039               -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.031           1.051          47,644
                                                               2004        1.000           1.031               -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.067           1.111               -
                                                               2004        1.000           1.067               -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.033           1.046               -
                                                               2004        1.000           1.033               -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.055           1.121               -
                                                               2004        1.000           1.055               -

   Equity Income Portfolio (11/99)                             2005        1.102           1.126               -
                                                               2004        1.000           1.102               -

   Large Cap Portfolio (11/99)                                 2005        1.049           1.114               -
                                                               2004        1.000           1.049               -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.073               -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.026               -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.042               -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.060               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.007           1.033             -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.124           1.231             -
                                                               2004        1.000           1.124             -

MFS Emerging Growth Portfolio (11/99)                          2005        1.082           1.048             -
                                                               2004        1.000           1.082             -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.074           1.081             -
                                                               2004        1.000           1.074             -

MFS Total Return Portfolio (11/99)                             2005        1.096           1.103             -
                                                               2004        1.000           1.096             -

MFS Value Portfolio (7/04)                                     2005        1.127           1.172             -
                                                               2004        1.002           1.127             -

Mondrian International Stock Portfolio (5/00)                  2005        1.145           1.226             -
                                                               2004        1.000           1.145             -

Pioneer Fund Portfolio (5/03)                                  2005        1.093           1.133             -
                                                               2004        1.000           1.093             -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.058             -

Pioneer Strategic Income Portfolio (6/00)                      2005        1.104           1.119             -
                                                               2004        1.000           1.104             -

Strategic Equity Portfolio (11/99)                             2005        1.098           1.095             -
                                                               2004        1.000           1.098             -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.031           1.131             -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.103             -

Travelers Managed Income Portfolio (11/99)                     2005        1.029           1.020             -
                                                               2004        1.000           1.029             -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio (11/99)                     2005        1.037           1.092               -
                                                               2004        1.000           1.037               -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.998           0.998               -
                                                               2004        1.000           0.998               -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.066           1.164          24,417
                                                               2004        1.000           1.066               -

   Smith Barney High Income Portfolio (11/99)                  2005        1.085           1.088               -
                                                               2004        1.000           1.085               -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.990           1.018               -
                                                               2004        1.000           0.990               -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.095           1.159               -
                                                               2004        1.000           1.095               -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.994           0.998               -
                                                               2004        1.000           0.994               -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.059           1.117               -
                                                               2004        1.000           1.059               -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.170           1.199          13,265
                                                               2004        1.000           1.170               -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.108           1.265          16,789
                                                               2004        1.000           1.108               -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.227           1.416               -
                                                               2004        1.000           1.227               -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.35% (B)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                            2005        1.169           1.350               -
                                                               2004        1.000           1.169               -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.081           1.104           5,812
                                                               2004        1.000           1.081               -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.058           1.187               -
                                                               2004        1.000           1.058               -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.113           1.240               -
                                                               2004        1.000           1.113               -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.086           1.232          71,771
                                                               2004        1.000           1.086               -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.065           1.101          21,455
                                                               2004        1.000           1.065               -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.288           1.348               -
                                                               2004        1.000           1.288               -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.117           1.202               -
                                                               2004        1.000           1.117               -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.119           1.204          21,064
                                                               2004        1.000           1.119               -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.027           1.046          51,848

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.085           1.111                -
                                                               2004        1.000           1.085                -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.100           1.188           28,733
                                                               2004        1.000           1.100                -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.262           1.570                -
                                                               2004        1.000           1.262                -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.156           1.244           35,770
                                                               2004        1.000           1.156                -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.119           1.191           27,706
                                                               2004        1.000           1.119                -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.057           1.076           29,781
                                                               2004        1.000           1.057                -

   Diversified Strategic Income Portfolio (11/99)              2005        1.070           1.072                -
                                                               2004        1.000           1.070                -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.070           1.089                -
                                                               2004        1.000           1.070                -

   Fundamental Value Portfolio (11/99)                         2005        1.058           1.083            2,829
                                                               2004        1.000           1.058                -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.130           1.236                -
                                                               2004        1.000           1.130                -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.126           1.144                -
                                                               2004        1.000           1.126                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.100           1.109           23,084
                                                               2004        1.000           1.100                -

   Mid-Cap Value Portfolio (5/03)                              2005        1.161           1.227                -
                                                               2004        1.000           1.161                -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.067           1.064           24,352
                                                               2004        1.000           1.067                -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.044           1.045            8,321
                                                               2004        1.000           1.044                -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.159           1.270                -
                                                               2004        1.000           1.159                -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.193           1.247                -
                                                               2004        1.000           1.193                -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.057           1.074                -
                                                               2004        1.000           1.057                -

   Investors Fund - Class I (11/99)                            2005        1.079           1.123            2,368
                                                               2004        1.000           1.079                -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.166           1.195                -
                                                               2004        1.000           1.166                -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.016           0.991                -
                                                               2004        1.000           1.016                -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.026           1.066                -
                                                               2004        1.000           1.026                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.039           1.068            23,881
                                                               2004        1.000           1.039                 -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.031           1.050                 -
                                                               2004        1.000           1.031                 -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.067           1.110                 -
                                                               2004        1.000           1.067                 -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.033           1.045                 -
                                                               2004        1.000           1.033                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.055           1.120                 -
                                                               2004        1.000           1.055                 -

   Equity Income Portfolio (11/99)                             2005        1.102           1.125                 -
                                                               2004        1.000           1.102                 -

   Large Cap Portfolio (11/99)                                 2005        1.048           1.113                 -
                                                               2004        1.000           1.048                 -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.073             2,865

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.026                 -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.041                 -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.060           121,235

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.007           1.033                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
Mercury Large Cap Core Portfolio (11/99)                       2005        1.124           1.230                -
                                                               2004        1.000           1.124                -

MFS Emerging Growth Portfolio (11/99)                          2005        1.082           1.048                -
                                                               2004        1.000           1.082                -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.073           1.081                -
                                                               2004        1.000           1.073                -

MFS Total Return Portfolio (11/99)                             2005        1.096           1.102            2,345
                                                               2004        1.000           1.096                -

MFS Value Portfolio (7/04)                                     2005        1.126           1.171            5,537
                                                               2004        1.002           1.126                -

Mondrian International Stock Portfolio (5/00)                  2005        1.145           1.225                -
                                                               2004        1.000           1.145                -

Pioneer Fund Portfolio (5/03)                                  2005        1.093           1.132            2,284
                                                               2004        1.000           1.093                -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.057                -

Pioneer Strategic Income Portfolio (6/00)                      2005        1.104           1.118            5,618
                                                               2004        1.000           1.104                -

Strategic Equity Portfolio (11/99)                             2005        1.098           1.094                -
                                                               2004        1.000           1.098                -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.031           1.130                -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.103                -

Travelers Managed Income Portfolio (11/99)                     2005        1.029           1.019                -
                                                               2004        1.000           1.029                -

Van Kampen Enterprise Portfolio (11/99)                        2005        1.036           1.091                -
                                                               2004        1.000           1.036                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.998           0.998                 -
                                                               2004        1.000           0.998                 -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.066           1.163            66,988
                                                               2004        1.000           1.066                 -

   Smith Barney High Income Portfolio (11/99)                  2005        1.085           1.087                 -
                                                               2004        1.000           1.085                 -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.990           1.018            29,303
                                                               2004        1.000           0.990                 -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.094           1.158                 -
                                                               2004        1.000           1.094                 -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.993           0.998                 -
                                                               2004        1.000           0.993                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.059           1.116                 -
                                                               2004        1.000           1.059                 -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.169           1.198             2,577
                                                               2004        1.000           1.169                 -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.107           1.264            30,537
                                                               2004        1.000           1.107                 -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.227           1.415            36,435
                                                               2004        1.000           1.227                 -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.40% (B)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                            2005        1.334           1.540                -
                                                               2004        1.143           1.334                -
                                                               2003        1.000           1.143                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.215           1.240                -
                                                               2004        1.119           1.215                -
                                                               2003        1.000           1.119                -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.155           1.295                -
                                                               2004        1.092           1.155                -
                                                               2003        1.000           1.092                -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.314           1.464           91,963
                                                               2004        1.186           1.314           52,116
                                                               2003        1.000           1.186                -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.260           1.430          554,662
                                                               2004        1.148           1.260          164,709
                                                               2003        1.000           1.148            2,817

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.234           1.275          519,131
                                                               2004        1.145           1.234          124,146
                                                               2003        1.000           1.145            2,846

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.464           1.532                -
                                                               2004        1.142           1.464                -
                                                               2003        1.000           1.142                -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.197           1.287           14,632
                                                               2004        1.073           1.197                -
                                                               2003        1.000           1.073                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.195           1.284              3,203
                                                               2004        1.066           1.195                  -
                                                               2003        1.000           1.066                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.027           1.046                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.296           1.326             19,622
                                                               2004        1.191           1.296             80,618
                                                               2003        1.000           1.191              1,971

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.227           1.325             13,501
                                                               2004        1.116           1.227             10,514
                                                               2003        1.000           1.116              1,934

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.536           1.911             15,091
                                                               2004        1.261           1.536             13,883
                                                               2003        1.000           1.261                  -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.359           1.461            260,951
                                                               2004        1.174           1.359            160,129
                                                               2003        1.000           1.174                684

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.314           1.396              3,139
                                                               2004        1.160           1.314                  -
                                                               2003        1.000           1.160                  -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.188           1.209            15,875
                                                               2004        1.118           1.188            15,882
                                                               2003        1.000           1.118                 -

   Diversified Strategic Income Portfolio (11/99)              2005        1.100           1.102             4,948
                                                               2004        1.056           1.100             4,996
                                                               2003        1.000           1.056                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.214           1.236           12,124
                                                               2004        1.128           1.214           13,285
                                                               2003        1.000           1.128            2,516

   Fundamental Value Portfolio (11/99)                         2005        1.233           1.262            3,499
                                                               2004        1.167           1.233            3,514
                                                               2003        1.000           1.167                -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.341           1.467           16,050
                                                               2004        1.140           1.341           16,559
                                                               2003        1.000           1.140                -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.314           1.334           36,825
                                                               2004        1.172           1.314           13,437
                                                               2003        1.000           1.172                -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.253           1.263           63,114
                                                               2004        1.139           1.253           47,265
                                                               2003        1.000           1.139                -

   Mid-Cap Value Portfolio (5/03)                              2005        1.398           1.477           54,011
                                                               2004        1.154           1.398           27,876
                                                               2003        1.000           1.154                -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.111           1.107           39,782
                                                               2004        1.044           1.111           33,732
                                                               2003        1.000           1.044                -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.048           1.048          228,251
                                                               2004        1.023           1.048          173,655
                                                               2003        1.000           1.023                -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.337           1.465                -
                                                               2004        1.179           1.337                -
                                                               2003        1.000           1.179                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.521           1.590            29,002
                                                               2004        1.235           1.521            21,691
                                                               2003        1.000           1.235                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.236           1.255            24,185
                                                               2004        1.168           1.236            23,385
                                                               2003        1.000           1.168                 -

   Investors Fund - Class I (11/99)                            2005        1.234           1.284                 -
                                                               2004        1.146           1.234                 -
                                                               2003        1.000           1.146                 -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.388           1.421             3,641
                                                               2004        1.235           1.388             3,170
                                                               2003        1.000           1.235               321

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.110           1.082            71,552
                                                               2004        1.100           1.110            67,650
                                                               2003        1.000           1.100                 -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.155           1.199                 -
                                                               2004        1.150           1.155                 -
                                                               2003        1.000           1.150                 -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.174           1.206           709,894
                                                               2004        1.127           1.174           551,949
                                                               2003        1.000           1.127             3,351

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.115           1.135           544,051
                                                               2004        1.088           1.115           397,146
                                                               2003        1.000           1.088            16,637

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.226           1.275           247,043
                                                               2004        1.139           1.226           165,956
                                                               2003        1.000           1.139             1,142

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.168           1.181                 -
                                                               2004        1.121           1.168                 -
                                                               2003        1.000           1.121                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.180           1.253                 -
                                                               2004        1.135           1.180                 -
                                                               2003        1.000           1.135                 -

   Equity Income Portfolio (11/99)                             2005        1.213           1.238             8,446
                                                               2004        1.131           1.213             6,516
                                                               2003        1.000           1.131               788

   Large Cap Portfolio (11/99)                                 2005        1.167           1.238             8,131
                                                               2004        1.122           1.167             8,909
                                                               2003        1.000           1.122             1,676

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.072                 -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.025                 -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.041                 -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.060                 -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.007           1.032                 -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.231           1.347                 -
                                                               2004        1.088           1.231                 -
                                                               2003        1.000           1.088                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
MFS Emerging Growth Portfolio (11/99)                          2005        1.215           1.177                 -
                                                               2004        1.104           1.215             1,103
                                                               2003        1.000           1.104                 -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.259           1.267             1,071
                                                               2004        1.130           1.259                 -
                                                               2003        1.000           1.130                 -

MFS Total Return Portfolio (11/99)                             2005        1.172           1.178            30,673
                                                               2004        1.077           1.172            16,504
                                                               2003        1.000           1.077             1,754

MFS Value Portfolio (7/04)                                     2005        1.115           1.159            73,029
                                                               2004        0.992           1.115                 -

Mondrian International Stock Portfolio (5/00)                  2005        1.308           1.398             2,190
                                                               2004        1.157           1.308            65,725
                                                               2003        1.000           1.157                 -

Pioneer Fund Portfolio (5/03)                                  2005        1.221           1.264                 -
                                                               2004        1.126           1.221                 -
                                                               2003        1.000           1.126                 -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.057                 -

Pioneer Strategic Income Portfolio (6/00)                      2005        1.167           1.181            53,012

                                                               2004        1.078           1.167             2,480
                                                               2003        1.000           1.078                 -

Strategic Equity Portfolio (11/99)                             2005        1.200           1.196                 -
                                                               2004        1.115           1.200                 -
                                                               2003        1.000           1.115                 -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.031           1.130               518

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.103             2,824

Travelers Managed Income Portfolio (11/99)                     2005        1.032           1.021           426,825
                                                               2004        1.028           1.032           209,995
                                                               2003        1.000           1.028            17,126

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio (11/99)                     2005        1.143           1.203                 -
                                                               2004        1.127           1.143                 -
                                                               2003        1.000           1.127                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.984           0.983           244,644
                                                               2004        0.996           0.984           224,435
                                                               2003        1.000           0.996            24,623

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.218           1.327            33,956
                                                               2004        1.134           1.218            33,975
                                                               2003        1.000           1.134                 -

   Smith Barney High Income Portfolio (11/99)                  2005        1.186           1.188            62,653
                                                               2004        1.100           1.186            49,104
                                                               2003        1.000           1.100                 -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.144           1.175            22,142
                                                               2004        1.167           1.144            22,157
                                                               2003        1.000           1.167                 -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.247           1.319             5,414
                                                               2004        1.157           1.247             5,419
                                                               2003        1.000           1.157                 -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.978           0.981            34,969

                                                               2004        0.993           0.978            25,772
                                                               2003        1.000           0.993            10,608

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.164           1.227             2,069
                                                               2004        1.114           1.164             1,700
                                                               2003        1.000           1.114               238

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.392           1.425             3,041
                                                               2004        1.233           1.392             3,043
                                                               2003        1.000           1.233                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------

Variable Insurance Products Fund

   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.283           1.464           20,121
                                                               2004        1.139           1.283           13,377
                                                               2003        1.000           1.139            2,423

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.456           1.678          114,715
                                                               2004        1.196           1.456           68,712
                                                               2003        1.000           1.196              555

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class
II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.

On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

AllianceBernstein Large - Cap Growth Portfolio - Class B is no longer available to new contract owners.

Franklin Small - Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio - Class I shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

ANNUAL REPORT
DECEMBER 31, 2005

                     THE TRAVELERS FUND BD IV
                     FOR VARIABLE ANNUITIES
                                OF
                     THE TRAVELERS LIFE AND ANNUITY COMPANY

The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Fund BD IV for Variable Annuities and the Board of Directors of The Travelers Life and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Fund BD IV for Variable Annuities (the "Separate Account") of The Travelers Life and Annuity Company ("TLAC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Fund BD IV for Variable Annuities of TLAC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 22, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                     AIM V.I. Premier Equity Fund - Series I
                             All Cap Fund - Class I
             AllianceBernstein Growth and Income Portfolio - Class B
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                             Appreciation Portfolio
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                      Comstock Portfolio - Class II Shares
                      Contrafund Portfolio - Service Class
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                 Credit Suisse Trust Emerging Markets Portfolio
                    Delaware VIP REIT Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                     Diversified Strategic Income Portfolio
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                     EAFE Equity Index Fund - Class A Shares
                   Emerging Growth Portfolio - Class I Shares
                     Enterprise Portfolio - Class II Shares
                             Equity Income Portfolio
                     Equity Index Portfolio - Class I Shares
                    Equity Index Portfolio - Class II Shares
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
                Franklin Income Securities Fund - Class II Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                           Fundamental Value Portfolio
                       Global Growth Fund - Class 2 Shares
                 Global Life Sciences Portfolio - Service Shares
                  Global Technology Portfolio - Service Shares
                           Growth and Income Portfolio
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                              High Yield Bond Trust
                            Investors Fund - Class I
                         Large Cap Growth Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                 Managed Allocation Series: Aggressive Portfolio
                Managed Allocation Series: Conservative Portfolio
                  Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
           Managed Allocation Series: Moderate-Conservative Portfolio
                              Managed Assets Trust
                 Mercury Global Allocation V.I. Fund - Class III
                        Mercury Large Cap Core Portfolio
                Mercury Value Opportunities V.I. Fund - Class III
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                    Mid Cap Growth Portfolio - Service Shares
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
            Multiple Discipline Portfolio - All Cap Growth and Value
        Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value
           Multiple Discipline Portfolio - Large Cap Growth and Value
                 Mutual Shares Securities Fund - Class 2 Shares
                Oppenheimer Main Street Fund/VA - Service Shares
                             Pioneer Fund Portfolio
                         Pioneer Mid Cap Value Portfolio
                       Pioneer Strategic Income Portfolio
                Putnam VT Discovery Growth Fund - Class IB Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
        Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
         Salomon Brothers Variable Growth & Income Fund - Class I Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
                         Small Cap Growth Fund - Class I
                      Small Cap Index Fund - Class A Shares
                    Smith Barney Aggressive Growth Portfolio
                    Smith Barney Dividend Strategy Portfolio
                       Smith Barney High Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                     Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                       Smith Barney Mid Cap Core Portfolio
                       Smith Barney Money Market Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio
              Smith Barney Small Cap Growth Opportunities Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
                  Style Focus Series: Small Cap Value Portfolio
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                  Total Return Portfolio - Administrative Class
                       Travelers Managed Income Portfolio
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                         Van Kampen Enterprise Portfolio
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of The Travelers Fund BD IV for Variable Annuities:

We have audited the statement of changes in net assets of The Travelers Fund BD IV for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Fund BD IV for Variable Annuities for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                            CAPITAL                                                         MONEY
                                         APPRECIATION          HIGH YIELD             MANAGED               MARKET
                                             FUND              BOND TRUST           ASSETS TRUST          PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     8,287,102      $       345,005      $       117,992      $    12,453,284

  Receivables:
    Dividends ................                       --                   --                   --               20,969
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                8,287,102              345,005              117,992           12,474,253
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      308                   13                    4                  457
    Administrative fees ......                       34                    1                    1                   52
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      342                   14                    5                  509
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     8,286,760      $       344,991      $       117,987      $    12,473,744
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                            ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                            AIM V.I.            GROWTH AND           LARGE-CAP             GLOBAL
                                             PREMIER              INCOME               GROWTH              GROWTH
                                          EQUITY FUND -        PORTFOLIO -          PORTFOLIO -            FUND -
                                            SERIES I             CLASS B              CLASS B          CLASS 2 SHARES
                                        ---------------     -----------------    -----------------     ---------------
ASSETS:
  Investments at market value:          $     2,202,468      $     2,939,650      $    23,771,150      $    62,280,400

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                2,202,468            2,939,650           23,771,150           62,280,400
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       83                  124                  901                2,572
    Administrative fees ......                        9                   12                   98                  256
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       92                  136                  999                2,828
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     2,202,376      $     2,939,514      $    23,770,151      $    62,277,572
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            CREDIT SUISSE                                                     DREYFUS VIF -
                       GROWTH-INCOME            TRUST                DELAWARE           DREYFUS VIF -           DEVELOPING
                           FUND -              EMERGING              VIP REIT            APPRECIATION            LEADERS
  GROWTH FUND -           CLASS 2              MARKETS               SERIES -            PORTFOLIO -           PORTFOLIO -
 CLASS 2 SHARES            SHARES             PORTFOLIO           STANDARD CLASS        INITIAL SHARES        INITIAL SHARES
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$   137,252,829       $   127,892,066       $     1,077,515       $     5,751,777       $     1,563,964       $     4,972,916


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

    137,252,829           127,892,066             1,077,515             5,751,777             1,563,964             4,972,916
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




          5,623                 5,350                    40                   222                    60                   187
            564                   525                     4                    24                     7                    21
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

          6,187                 5,875                    44                   246                    67                   208
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$   137,246,642       $   127,886,191       $     1,077,471       $     5,751,531       $     1,563,897       $     4,972,708
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                          FRANKLIN
                                             MERCURY             MERCURY              FRANKLIN           SMALL-MID
                                             GLOBAL               VALUE                INCOME            CAP GROWTH
                                           ALLOCATION         OPPORTUNITIES          SECURITIES          SECURITIES
                                           V.I. FUND -         V.I. FUND -             FUND -              FUND -
                                            CLASS III           CLASS III         CLASS II SHARES      CLASS 2 SHARES
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $       623,415      $     1,216,078      $     1,994,694      $    10,133,425

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                  623,415            1,216,078            1,994,694           10,133,425
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       27                   54                   89                  403
    Administrative fees ......                        3                    5                    8                   42
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       30                   59                   97                  445
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $       623,385      $     1,216,019      $     1,994,597      $    10,132,980
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                         TEMPLETON
     MUTUAL              DEVELOPING           TEMPLETON              TEMPLETON
     SHARES               MARKETS              FOREIGN                GROWTH                                    DIVERSIFIED
   SECURITIES            SECURITIES           SECURITIES            SECURITIES                                   STRATEGIC
     FUND -                FUND -               FUND -                FUND -             APPRECIATION              INCOME
 CLASS 2 SHARES        CLASS 2 SHARES       CLASS 2 SHARES        CLASS 2 SHARES           PORTFOLIO             PORTFOLIO
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$    10,445,130       $     6,949,216       $    23,727,245       $     4,497,154       $    26,761,844       $    16,622,158


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

     10,445,130             6,949,216            23,727,245             4,497,154            26,761,844            16,622,158
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




            456                   298                   973                   184                 1,084                   653
             43                    28                    98                    19                   110                    68
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

            499                   326                 1,071                   203                 1,194                   721
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$    10,444,631       $     6,948,890       $    23,726,174       $     4,496,951       $    26,760,650       $    16,621,437
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                          SALOMON
                                                                                                          BROTHERS
                                             EQUITY               EQUITY                                  VARIABLE
                                              INDEX               INDEX             FUNDAMENTAL          AGGRESSIVE
                                           PORTFOLIO -         PORTFOLIO -             VALUE           GROWTH FUND -
                                         CLASS I SHARES      CLASS II SHARES         PORTFOLIO         CLASS I SHARES
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $   875,520,501      $    24,422,120      $    45,113,719      $     1,344,178

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........              875,520,501           24,422,120           45,113,719            1,344,178
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                   30,880                  909                1,816                   52
    Administrative fees ......                    3,598                  100                  185                    6
    Equity protection fees ...                   38,149                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                   72,627                1,009                2,001                   58
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $   875,447,874      $    24,421,111      $    45,111,718      $     1,344,120
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

     SALOMON
    BROTHERS                                 GLOBAL LIFE              GLOBAL               MID CAP              WORLDWIDE
VARIABLE GROWTH &         BALANCED             SCIENCES             TECHNOLOGY              GROWTH                GROWTH
  INCOME FUND -         PORTFOLIO -          PORTFOLIO -            PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
 CLASS I SHARES        SERVICE SHARES       SERVICE SHARES        SERVICE SHARES        SERVICE SHARES        SERVICE SHARES
-----------------     ---------------       ---------------       ---------------       ---------------       ---------------
$       751,910       $     4,689,375       $     1,661,061       $     1,017,806       $     6,585,090       $     2,716,328


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

        751,910             4,689,375             1,661,061             1,017,806             6,585,090             2,716,328
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




             32                   174                    62                    37                   258                    99
              3                    19                     7                     4                    27                    11
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

             35                   193                    69                    41                   285                   110
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$       751,875       $     4,689,182       $     1,660,992       $     1,017,765       $     6,584,805       $     2,716,218
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             LAZARD                                                     OPPENHEIMER
                                           RETIREMENT           GROWTH AND            MID-CAP           MAIN STREET
                                            SMALL CAP             INCOME               VALUE             FUND/VA -
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO         SERVICE SHARES
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     3,932,028      $     7,265,326      $    11,900,320      $        99,146

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                3,932,028            7,265,326           11,900,320               99,146
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      163                  325                  518                    4
    Administrative fees ......                       16                   30                   49                   --
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      179                  355                  567                    4
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     3,931,849      $     7,264,971      $    11,899,753      $        99,142
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                               PUTNAM VT             PUTNAM VT             PUTNAM VT
   REAL RETURN          TOTAL RETURN           DISCOVERY           INTERNATIONAL           SMALL CAP
   PORTFOLIO -          PORTFOLIO -          GROWTH FUND -         EQUITY FUND -          VALUE FUND -            ALL CAP
 ADMINISTRATIVE        ADMINISTRATIVE           CLASS IB             CLASS IB               CLASS IB               FUND -
      CLASS                CLASS                 SHARES               SHARES                 SHARES               CLASS I
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$     7,180,012       $    51,747,041       $       335,435       $     4,547,105       $    11,997,909       $    25,193,140


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

      7,180,012            51,747,041               335,435             4,547,105            11,997,909            25,193,140
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




            307                 2,101                    13                   173                   467                   982
             29                   213                     1                    19                    49                   104
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

            336                 2,314                    14                   192                   516                 1,086
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$     7,179,676       $    51,744,727       $       335,421       $     4,546,913       $    11,997,393       $    25,192,054
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            INVESTORS           LARGE CAP            SMALL CAP           SMALL CAP
                                             FUND -           GROWTH FUND -        GROWTH FUND -        INDEX FUND -
                                             CLASS I             CLASS I              CLASS I          CLASS A SHARES
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $    13,841,776      $       948,651      $     7,815,225      $     6,646,679

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........               13,841,776              948,651            7,815,225            6,646,679
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      532                   36                  310                  249
    Administrative fees ......                       57                    4                   32                   27
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      589                   40                  342                  276
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $    13,841,187      $       948,611      $     7,814,883      $     6,646,403
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                     MULTIPLE
                       SMITH BARNEY              MULTIPLE           DISCIPLINE             MULTIPLE               MULTIPLE
                         PREMIER                DISCIPLINE          PORTFOLIO -           DISCIPLINE             DISCIPLINE
 SMITH BARNEY           SELECTIONS             PORTFOLIO -           BALANCED            PORTFOLIO -            PORTFOLIO -
   DIVIDEND              ALL CAP                 ALL CAP              ALL CAP             GLOBAL ALL             LARGE CAP
   STRATEGY               GROWTH                  GROWTH              GROWTH              CAP GROWTH               GROWTH
   PORTFOLIO            PORTFOLIO               AND VALUE            AND VALUE            AND VALUE              AND VALUE
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$     1,441,488       $     1,573,680       $    34,872,923       $    27,405,152       $     9,049,207       $     3,882,053


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

      1,441,488             1,573,680            34,872,923            27,405,152             9,049,207             3,882,053
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




             63                    65                 1,602                 1,251                   412                   168
              6                     6                   143                   113                    37                    16
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

             69                    71                 1,745                 1,364                   449                   184
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$     1,441,419       $     1,573,609       $    34,871,178       $    27,403,788       $     9,048,758       $     3,881,869
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           AIM CAPITAL         CONVERTIBLE          DISCIPLINED            EQUITY
                                          APPRECIATION          SECURITIES            MID CAP              INCOME
                                            PORTFOLIO           PORTFOLIO         STOCK PORTFOLIO        PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     1,982,847      $     3,470,860      $     3,032,714      $    25,129,502

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                1,982,847            3,470,860            3,032,714           25,129,502
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       83                  128                  116                  969
    Administrative fees ......                        8                   14                   12                  103
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       91                  142                  128                1,072
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     1,982,756      $     3,470,718      $     3,032,586      $    25,128,430
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                      MANAGED              MANAGED                MANAGED
                                                                    ALLOCATION            ALLOCATION             ALLOCATION
   FEDERATED              FEDERATED                                   SERIES:              SERIES:                SERIES:
  HIGH YIELD                STOCK              LARGE CAP            AGGRESSIVE           CONSERVATIVE             MODERATE
   PORTFOLIO              PORTFOLIO            PORTFOLIO             PORTFOLIO            PORTFOLIO              PORTFOLIO
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$     2,501,137       $     1,023,995       $     8,933,066       $       106,678       $       832,432       $     1,340,198


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

      2,501,137             1,023,995             8,933,066               106,678               832,432             1,340,198
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




             94                    39                   339                     5                    36                    57
             11                     4                    37                    --                     3                     5
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

            105                    43                   376                     5                    39                    62
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$     2,501,032       $     1,023,952       $     8,932,690       $       106,673       $       832,393       $     1,340,136
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             MANAGED
                                           ALLOCATION            MANAGED
                                             SERIES:            ALLOCATION                                  MFS
                                            MODERATE-            SERIES:              MERCURY             MID CAP
                                           AGGRESSIVE      MODERATE-CONSERVATIVE     LARGE CAP             GROWTH
                                            PORTFOLIO           PORTFOLIO          CORE PORTFOLIO        PORTFOLIO
                                        ---------------    ---------------------  ---------------      ---------------
ASSETS:
  Investments at market value:          $     2,280,672      $     1,125,031      $     7,503,932      $    11,328,684

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                2,280,672            1,125,031            7,503,932           11,328,684
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      103                   48                  294                  432
    Administrative fees ......                        9                    5                   31                   46
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      112                   53                  325                  478
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     2,280,560      $     1,124,978      $     7,503,607      $    11,328,206
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                MONDRIAN                                    PIONEER               PIONEER
       MFS                 MFS               INTERNATIONAL            PIONEER               MID CAP              STRATEGIC
  TOTAL RETURN            VALUE                  STOCK                  FUND                 VALUE                 INCOME
    PORTFOLIO           PORTFOLIO              PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$    77,644,102       $     2,806,097       $     6,404,031       $       645,964       $       104,718       $     5,370,541


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

     77,644,102             2,806,097             6,404,031               645,964               104,718             5,370,541
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




          3,118                   119                   265                    28                     4                   217
            319                    11                    26                     3                     1                    22
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

          3,437                   130                   291                    31                     5                   239
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$    77,640,665       $     2,805,967       $     6,403,740       $       645,933       $       104,713       $     5,370,302
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                               STYLE FOCUS          STYLE FOCUS
                                                                 SERIES:              SERIES:            TRAVELERS
                                            STRATEGIC           SMALL CAP            SMALL CAP            MANAGED
                                             EQUITY               GROWTH               VALUE               INCOME
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $    17,669,882      $        22,083      $        45,752      $    20,552,539

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........               17,669,882               22,083               45,752           20,552,539
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      674                    1                    2                  816
    Administrative fees ......                       73                   --                   --                   84
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      747                    1                    2                  900
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $    17,669,135      $        22,082      $        45,750      $    20,551,639
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                        SB
   TRAVELERS                                                        ADJUSTABLE            SMITH BARNEY          SMITH BARNEY
    QUALITY           U.S. GOVERNMENT         VAN KAMPEN            RATE INCOME            AGGRESSIVE               HIGH
     BOND                SECURITIES           ENTERPRISE            PORTFOLIO -              GROWTH                INCOME
   PORTFOLIO             PORTFOLIO            PORTFOLIO           CLASS I SHARES           PORTFOLIO             PORTFOLIO
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$     5,846,244       $        47,483       $     3,854,200       $     3,862,122       $    74,922,470       $    20,958,075


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

      5,846,244                47,483             3,854,200             3,862,122            74,922,470            20,958,075
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




            214                     2                   146                   172                 3,013                   866
             24                    --                    16                    16                   308                    86
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

            238                     2                   162                   188                 3,321                   952
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$     5,846,006       $        47,481       $     3,854,038       $     3,861,934       $    74,919,149       $    20,957,123
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                              SMITH
                                             BARNEY               SMITH             SMITH BARNEY
                                          INTERNATIONAL           BARNEY               LARGE
                                             ALL CAP            LARGE CAP          CAPITALIZATION       SMITH BARNEY
                                             GROWTH               VALUE                GROWTH           MID CAP CORE
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     5,465,083      $    17,016,705      $    38,466,981      $    19,691,063

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                5,465,083           17,016,705           38,466,981           19,691,063
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      203                  656                1,501                  774
    Administrative fees ......                       22                   70                  158                   81
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      225                  726                1,659                  855
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     5,464,858      $    17,015,979      $    38,465,322      $    19,690,208
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                          SMITH BARNEY
                                                EMERGING                                   SMALL CAP
  SMITH BARNEY            COMSTOCK               GROWTH             ENTERPRISE               GROWTH             CONTRAFUND(R)
  MONEY MARKET          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          OPPORTUNITIES          PORTFOLIO -
    PORTFOLIO         CLASS II SHARES        CLASS I SHARES       CLASS II SHARES          PORTFOLIO           SERVICE CLASS
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$    26,435,170       $     4,344,099       $    16,242,046       $       466,642       $     3,105,396       $    26,568,480


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

     26,435,170             4,344,099            16,242,046               466,642             3,105,396            26,568,480
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




          1,024                   174                   621                    20                   138                 1,061
            108                    18                    67                     2                    12                   109
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

          1,132                   192                   688                    22                   150                 1,170
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$    26,434,038       $     4,343,907       $    16,241,358       $       466,620       $     3,105,246       $    26,567,310
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                 DYNAMIC
                                                                 CAPITAL
                                          CONTRAFUND(R)        APPRECIATION           MID CAP
                                          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                        SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                        ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     8,239,330      $       301,106      $    16,969,543

  Receivables:
    Dividends ................                       --                   --                   --
                                        ---------------      ---------------      ---------------

      Total Assets ...........                8,239,330              301,106           16,969,543
                                        ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      310                   11                  700
    Administrative fees ......                       34                    1                   70
    Equity protection fees ...                       --                   --                   --
                                        ---------------      ---------------      ---------------

      Total Liabilities ......                      344                   12                  770
                                        ---------------      ---------------      ---------------

NET ASSETS:                             $     8,238,986      $       301,094      $    16,968,773
                                        ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           CAPITAL                                 MANAGED              MONEY
                                                        APPRECIATION         HIGH YIELD             ASSETS              MARKET
                                                            FUND             BOND TRUST             TRUST             PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $           19      $           13      $      337,206
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               100,872               4,250               1,009             156,505
  Administrative fees .........................                11,277                 461                 112              17,581
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               112,149               4,711               1,121             174,086
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............              (112,149)             (4,692)             (1,108)            163,120
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                 499                  --
    Realized gain (loss) on sale of investments               (15,540)                (52)                  7                  --
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               (15,540)                (52)                506                  --
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................             1,297,054               4,176               2,534                  --
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $    1,169,365      $         (568)     $        1,932      $      163,120
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                          ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                         AIM V.I.             GROWTH AND          LARGE-CAP            GLOBAL
                                                          PREMIER               INCOME              GROWTH             GROWTH
                                                       EQUITY FUND -         PORTFOLIO -         PORTFOLIO -           FUND -
                                                         SERIES I              CLASS B             CLASS B         CLASS 2 SHARES
                                                       --------------     -----------------   -----------------    --------------
INVESTMENT INCOME:
  Dividends ...................................        $       18,285      $       35,448      $           --      $      376,705
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                30,145              40,941             321,442             835,210
  Administrative fees .........................                 3,291               4,083              34,844              83,610
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                33,436              45,024             356,286             918,820
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (15,151)             (9,576)           (356,286)           (542,115)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                  --                  --
    Realized gain (loss) on sale of investments                 2,656              45,779          (2,375,278)            249,255
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                 2,656              45,779          (2,375,278)            249,255
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                96,543              49,061           5,471,276           7,064,419
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       84,048      $       85,264      $    2,739,712      $    6,771,559
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                           CREDIT SUISSE                                                  DREYFUS VIF -
                                               TRUST              DELAWARE           DREYFUS VIF -          DEVELOPING
                       GROWTH-INCOME          EMERGING            VIP REIT            APPRECIATION           LEADERS
  GROWTH FUND -            FUND -             MARKETS             SERIES -            PORTFOLIO -          PORTFOLIO -
 CLASS 2 SHARES        CLASS 2 SHARES        PORTFOLIO         STANDARD CLASS        INITIAL SHARES       INITIAL SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       871,563      $     1,642,048      $         5,927      $        95,435      $           316      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      1,798,788            1,822,921               11,522               73,659               24,012               69,874
        181,925              180,520                1,297                7,998                2,571                7,643
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,980,713            2,003,441               12,819               81,657               26,583               77,517
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     (1,109,150)            (361,393)              (6,892)              13,778              (26,267)             (77,517)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --              492,168                   --              289,220                   --                   --
         31,072              700,908               70,085              261,484               48,988               73,055
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         31,072            1,193,076               70,085              550,704               48,988               73,055
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


     18,124,996            4,259,932              150,078             (323,761)              24,492              202,432
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$    17,046,918      $     5,091,615      $       213,271      $       240,721      $        47,213      $       197,970
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                      FRANKLIN
                                                           MERCURY             MERCURY             FRANKLIN          SMALL-MID
                                                           GLOBAL               VALUE               INCOME           CAP GROWTH
                                                         ALLOCATION         OPPORTUNITIES         SECURITIES         SECURITIES
                                                         V.I. FUND -         V.I. FUND -            FUND -             FUND -
                                                          CLASS III           CLASS III        CLASS II SHARES     CLASS 2 SHARES
                                                       --------------      --------------      ---------------     --------------
INVESTMENT INCOME:
  Dividends ...................................        $       13,403      $        7,663      $          180      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                 5,874              12,817               8,950             145,855
  Administrative fees .........................                   563               1,230                 831              15,132
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                 6,437              14,047               9,781             160,987
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                 6,966              (6,384)             (9,601)           (160,987)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --             466,936                  16                  --
    Realized gain (loss) on sale of investments                 3,233             (12,625)               (145)           (130,092)
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                 3,233             454,311                (129)           (130,092)
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                27,982            (353,829)            (23,024)            592,601
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       38,181      $       94,098      $      (32,754)     $      301,522
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                       TEMPLETON
     MUTUAL            DEVELOPING           TEMPLETON              TEMPLETON
     SHARES             MARKETS              FOREIGN                GROWTH                                 DIVERSIFIED
   SECURITIES          SECURITIES           SECURITIES            SECURITIES                                STRATEGIC
     FUND -              FUND -               FUND -                FUND -           APPRECIATION             INCOME
 CLASS 2 SHARES      CLASS 2 SHARES       CLASS 2 SHARES        CLASS 2 SHARES         PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        78,347      $        59,496      $       234,491      $        37,093      $       226,179      $       927,418
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        137,927               73,136              300,624               49,172              396,948              253,333
         13,112                6,923               30,543                4,999               40,448               26,519
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        151,039               80,059              331,167               54,171              437,396              279,852
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (72,692)             (20,563)             (96,676)             (17,078)            (211,217)             647,566
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         29,348                   --                   --                   --                   --                   --
        139,615               91,724              229,790               56,296              334,253               (5,235)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        168,963               91,724              229,790               56,296              334,253               (5,235)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        690,081            1,077,568            1,663,740              246,806              578,158             (482,009)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       786,352      $     1,148,729      $     1,796,854      $       286,024      $       701,194      $       160,322
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                  SALOMON BROTHERS
                                                                                                                      VARIABLE
                                                        EQUITY INDEX         EQUITY INDEX        FUNDAMENTAL         AGGRESSIVE
                                                         PORTFOLIO -         PORTFOLIO -            VALUE          GROWTH FUND -
                                                       CLASS I SHARES      CLASS II SHARES        PORTFOLIO        CLASS I SHARES
                                                       --------------      ---------------     --------------     ----------------
INVESTMENT INCOME:
  Dividends ...................................        $   13,001,172      $      298,844      $      417,051      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................            11,209,320             345,517             676,600              17,599
  Administrative fees .........................             1,305,355              38,155              69,260               1,840
  Equity protection fees ......................            13,826,697                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................            26,341,372             383,672             745,860              19,439
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............           (13,340,200)            (84,828)           (328,809)            (19,439)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --           2,618,678                  --
    Realized gain (loss) on sale of investments             2,289,634             130,359             594,761              27,037
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................             2,289,634             130,359           3,213,439              27,037
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................            23,177,821             608,266          (1,574,246)             88,665
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $   12,127,255      $      653,797      $    1,310,384      $       96,263
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

SALOMON BROTHERS
    VARIABLE                               GLOBAL LIFE              GLOBAL              MID CAP             WORLDWIDE
    GROWTH &            BALANCED             SCIENCES             TECHNOLOGY             GROWTH               GROWTH
  INCOME FUND -       PORTFOLIO -          PORTFOLIO -            PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
 CLASS I SHARES      SERVICE SHARES       SERVICE SHARES        SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
----------------     ---------------      ---------------      ---------------      ---------------      ---------------
$         2,711      $       100,727      $            --      $            --      $            --      $        34,569
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         12,217               67,865               23,638               13,906               88,087               38,940
          1,171                7,536                2,620                1,591                9,329                4,430
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         13,388               75,401               26,258               15,497               97,416               43,370
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (10,677)              25,326              (26,258)             (15,497)             (97,416)              (8,801)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --                   --                   --
         30,179               79,577                9,956             (240,349)              90,145               23,728
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         30,179               79,577                9,956             (240,349)              90,145               23,728
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         (4,534)             177,883              188,244              354,189              622,389               88,473
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        14,968      $       282,786      $       171,942      $        98,343      $       615,118      $       103,400
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            LAZARD                                                  OPPENHEIMER
                                                          RETIREMENT         GROWTH AND            MID-CAP          MAIN STREET
                                                           SMALL CAP           INCOME               VALUE            FUND/VA -
                                                           PORTFOLIO         PORTFOLIO            PORTFOLIO        SERVICE SHARES
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $       69,496      $       50,969      $          409
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                50,527              99,088             158,955                 690
  Administrative fees .........................                 5,058               9,207              15,096                  76
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                55,585             108,295             174,051                 766
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (55,585)            (38,799)           (123,082)               (357)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               262,524             424,609             696,429                  --
    Realized gain (loss) on sale of investments                28,606              50,989             104,066                  21
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               291,130             475,598             800,495                  21
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................              (142,018)           (265,854)             24,909               2,832
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       93,527      $      170,945      $      702,322      $        2,496
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   REAL RETURN         TOTAL RETURN          PUTNAM VT            PUTNAM VT            PUTNAM VT
   PORTFOLIO -         PORTFOLIO -           DISCOVERY          INTERNATIONAL          SMALL CAP             ALL CAP
 ADMINISTRATIVE       ADMINISTRATIVE       GROWTH FUND -        EQUITY FUND -         VALUE FUND -            FUND -
      CLASS               CLASS           CLASS IB SHARES      CLASS IB SHARES      CLASS IB SHARES          CLASS I
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       184,344      $     1,777,080      $            --      $        63,457      $        20,243      $       215,442
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        100,504              767,617                4,436               59,609              160,638              363,297
          9,807               78,145                  479                6,453               17,067               38,354
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        110,311              845,762                4,915               66,062              177,705              401,651
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         74,033              931,318               (4,915)              (2,605)            (157,462)            (186,209)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         78,076              824,520                   --                   --              656,882               17,748
         24,560              141,783                2,954              239,345              810,484              432,108
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        102,636              966,303                2,954              239,345            1,467,366              449,856
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (152,326)          (1,509,090)              19,465              204,883             (677,894)             293,489
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        24,343      $       388,531      $        17,504      $       441,623      $       632,010      $       557,136
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                       EAFE(R)
                                                                             LARGE CAP            SMALL CAP            EQUITY
                                                         INVESTORS             GROWTH               GROWTH             INDEX
                                                          FUND -               FUND -               FUND -             FUND -
                                                          CLASS I             CLASS I              CLASS I         CLASS A SHARES
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $      161,718      $          159      $           --      $       64,515
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               193,723              12,990             109,272              21,381
  Administrative fees .........................                20,759               1,422              11,366               2,393
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               214,482              14,412             120,638              23,774
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (52,764)            (14,253)           (120,638)             40,741
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --             613,317                  --
    Realized gain (loss) on sale of investments               201,830              15,426             160,837            (151,828)
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               201,830              15,426             774,154            (151,828)
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................               484,400              41,920            (397,924)            124,259
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $      633,466      $       43,093      $      255,592      $       13,172
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                        MULTIPLE             MULTIPLE
                                                                  MULTIPLE             DISCIPLINE           DISCIPLINE
                                            SMITH BARNEY         DISCIPLINE           PORTFOLIO -          PORTFOLIO -
                       SMITH BARNEY           PREMIER            PORTFOLIO -            BALANCED              GLOBAL
    SMALL CAP            DIVIDEND            SELECTIONS            ALL CAP              ALL CAP              ALL CAP
  INDEX FUND -           STRATEGY             ALL CAP              GROWTH              GROWTH AND           GROWTH AND
 CLASS A SHARES         PORTFOLIO         GROWTH PORTFOLIO        AND VALUE             VALUE                VALUE
---------------      ---------------      ----------------     ---------------      ---------------      ---------------
$        45,202      $        28,318      $         1,894      $       123,276      $       322,263      $        62,151
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         96,609               21,498               23,084              558,588              434,192              122,182
         10,560                2,026                2,323               50,394               39,031               11,055
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        107,169               23,524               25,407              608,982              473,223              133,237
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (61,967)               4,794              (23,513)            (485,706)            (150,960)             (71,086)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



        193,866                   --                   --              691,477              239,729               92,887
        347,361                3,149               31,994              589,951              254,387               71,898
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        541,227                3,149               31,994            1,281,428              494,116              164,785
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (294,229)             (30,541)              59,250              364,813              344,177              344,412
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       185,031      $       (22,598)     $        67,731      $     1,160,535      $       687,333      $       438,111
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          MULTIPLE
                                                         DISCIPLINE
                                                         PORTFOLIO -                                                 DISCIPLINED
                                                          LARGE CAP          AIM CAPITAL         CONVERTIBLE           MID CAP
                                                         GROWTH AND          APPRECIATION         SECURITIES            STOCK
                                                            VALUE             PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $       24,314      $        4,163      $       90,447      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                57,709              27,095              52,300              39,277
  Administrative fees .........................                 5,479               2,699               5,845               4,228
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                63,188              29,794              58,145              43,505
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (38,874)            (25,631)             32,302             (43,505)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                52,063                  --              62,289              32,064
    Realized gain (loss) on sale of investments                26,339              21,796              66,912             108,801
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                78,402              21,796             129,201             140,865
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                32,738             130,147            (224,315)            193,954
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       72,266      $      126,312      $      (62,812)     $      291,314
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                        MANAGED              MANAGED
                                                                                       ALLOCATION           ALLOCATION
    EQUITY              FEDERATED            FEDERATED             LARGE                SERIES:              SERIES:
    INCOME              HIGH YIELD             STOCK                CAP                AGGRESSIVE          CONSERVATIVE
   PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $            --      $            --      $            --      $            --      $         4,666
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        350,676               37,138               14,404              125,025                  620                5,679
         37,579                4,070                1,592               13,557                   55                  549
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        388,255               41,208               15,996              138,582                  675                6,228
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (388,255)             (41,208)             (15,996)            (138,582)                (675)              (1,562)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



        354,963                   --                   --                   --                  117                1,537
        306,380               21,957               34,020             (337,646)                   9                   56
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        661,343               21,957               34,020             (337,646)                 126                1,593
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        419,291               38,605               19,268            1,040,842                3,837                9,905
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       692,379      $        19,354      $        37,292      $       564,614      $         3,288      $         9,936
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               MANAGED            MANAGED
                                                          MANAGED             ALLOCATION         ALLOCATION
                                                        ALLOCATION             SERIES:            SERIES:
                                                          SERIES:             MODERATE-          MODERATE-            MERCURY
                                                         MODERATE             AGGRESSIVE        CONSERVATIVE         LARGE CAP
                                                         PORTFOLIO            PORTFOLIO          PORTFOLIO         CORE PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $        6,422      $       10,618      $        5,038      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                 4,269               8,864               4,081             102,522
  Administrative fees .........................                   414                 768                 387              10,787
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                 4,683               9,632               4,468             113,309
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                 1,739                 986                 570            (113,309)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 1,036               1,161                 464                  --
    Realized gain (loss) on sale of investments                 1,878                 249                  37            (231,790)
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                 2,914               1,410                 501            (231,790)
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                28,188              55,276              25,023           1,048,802
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       32,841      $       57,672      $       26,094      $      703,703
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

      MFS                  MFS                                                          MONDRIAN
   EMERGING              MID CAP                MFS                  MFS             INTERNATIONAL           PIONEER
    GROWTH                GROWTH            TOTAL RETURN            VALUE                STOCK                 FUND
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $            --      $     1,675,905      $        29,182      $         3,362      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         22,119              143,047            1,153,006               31,950               90,651                9,060
          2,396               15,474              119,175                3,097                9,011                  845
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         24,515              158,521            1,272,181               35,047               99,662                9,905
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (24,515)            (158,521)             403,724               (5,865)             (96,300)              (9,905)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --            3,640,597              105,685                   --                   --
     (9,111,687)            (190,771)             609,595               14,309              105,940                4,389
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     (9,111,687)            (190,771)           4,250,192              119,994              105,940                4,389
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      8,812,072              844,933           (3,601,397)              (6,089)             454,734               32,195
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$      (324,130)     $       495,641      $     1,052,519      $       108,040      $       464,374      $        26,679
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                     STYLE FOCUS
                                                           PIONEER             PIONEER                                 SERIES:
                                                           MID CAP            STRATEGIC           STRATEGIC           SMALL CAP
                                                            VALUE               INCOME              EQUITY              GROWTH
                                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $          184      $      216,470      $      106,178      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                   444              57,495             253,863                 119
  Administrative fees .........................                    45               5,956              27,515                   9
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                   489              63,451             281,378                 128
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                  (305)            153,019            (175,200)               (128)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 1,421                  --                  --                 215
    Realized gain (loss) on sale of investments                   (42)             (3,385)         (1,465,682)                232
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                 1,379              (3,385)         (1,465,682)                447
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                   799             (70,998)          1,621,960                 616
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $        1,873      $       78,636      $      (18,922)     $          935
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   STYLE FOCUS                                                                                                 SB
     SERIES:             TRAVELERS            TRAVELERS                                                    ADJUSTABLE
    SMALL CAP             MANAGED              QUALITY          U.S. GOVERNMENT        VAN KAMPEN         RATE INCOME
      VALUE                INCOME                BOND             SECURITIES           ENTERPRISE         PORTFOLIO -
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO         CLASS I SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$           141      $       740,950      $            --      $            --      $         3,738      $       114,201
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


            290              304,184               86,375                  738               54,442               57,448
             27               31,693                9,721                   80                5,901                5,225
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            317              335,877               96,096                  818               60,343               62,673
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

           (176)             405,073              (96,096)                (818)             (56,605)              51,528
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



            375                   --                   --                   49                   --                   --
             14             (129,690)             (44,563)               2,294             (490,505)               1,163
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            389             (129,690)             (44,563)               2,343             (490,505)               1,163
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          1,522             (326,892)             146,156                  580              775,026              (33,763)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$         1,735      $       (51,509)     $         5,497      $         2,105      $       227,916      $        18,928
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                SMITH BARNEY
                                                        SMITH BARNEY                           INTERNATIONAL        SMITH BARNEY
                                                         AGGRESSIVE          SMITH BARNEY         ALL CAP            LARGE CAP
                                                           GROWTH            HIGH INCOME           GROWTH              VALUE
                                                          PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                       --------------      --------------      -------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $    1,671,674      $       72,308      $      268,582
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................             1,046,155             327,251              74,364             249,107
  Administrative fees .........................               107,251              32,811               8,213              26,549
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................             1,153,406             360,062              82,577             275,656
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............            (1,153,406)          1,311,612             (10,269)             (7,074)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 2,163                  --                  --                  --
    Realized gain (loss) on sale of investments               589,128             (60,242)            260,344            (143,871)
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               591,291             (60,242)            260,344            (143,871)
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................             7,267,441          (1,083,110)            263,921             923,548
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $    6,705,326      $      168,260      $      513,996      $      772,603
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

  SMITH BARNEY
      LARGE             SMITH BARNEY                                                   EMERGING
 CAPITALIZATION           MID CAP            SMITH BARNEY         COMSTOCK              GROWTH              ENTERPRISE
     GROWTH                 CORE             MONEY MARKET        PORTFOLIO -         PORTFOLIO -           PORTFOLIO -
    PORTFOLIO            PORTFOLIO            PORTFOLIO        CLASS II SHARES      CLASS I SHARES       CLASS II SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        50,565      $       118,321      $       780,500      $        41,402      $        43,683      $         2,408
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        545,115              282,499              401,716               63,099              229,005                7,189
         57,640               29,622               42,443                6,441               24,637                  709
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        602,755              312,121              444,159               69,540              253,642                7,898
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (552,190)            (193,800)             336,341              (28,138)            (209,959)              (5,490)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --            1,424,330                   --              143,362                   --                   --
       (148,148)             444,920                   --              111,178           (1,955,637)              11,652
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (148,148)           1,869,250                   --              254,540           (1,955,637)              11,652
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      1,969,742             (421,374)                  --             (122,050)           3,119,438               21,032
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$     1,269,404      $     1,254,076      $       336,341      $       104,352      $       953,842      $        27,194
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            SMITH
                                                           BARNEY                                                      DYNAMIC
                                                          SMALL CAP                                                    CAPITAL
                                                           GROWTH           CONTRAFUND(R)       CONTRAFUND(R)       APPRECIATION
                                                        OPPORTUNITIES       PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
                                                          PORTFOLIO        SERVICE CLASS       SERVICE CLASS 2     SERVICE CLASS 2
                                                       --------------      --------------      ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $       42,961      $        8,044      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                46,945             329,284              92,925               2,821
  Administrative fees .........................                 4,355              34,127              10,054                 291
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                51,300             363,411             102,979               3,112
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (51,300)           (320,450)            (94,935)             (3,112)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               295,415               3,906               1,149                  --
    Realized gain (loss) on sale of investments                46,642             239,657             162,866               2,457
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               342,057             243,563             164,015               2,457
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................              (194,897)          3,390,759             897,894              33,212
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       95,860      $    3,313,872      $      966,974      $       32,557
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

          MID CAP
        PORTFOLIO -
      SERVICE CLASS 2
      ---------------

       $          --
       -------------


             212,994
              21,274
                  --
       -------------

             234,268
       -------------

            (234,268)
       -------------



             214,054
             392,845
       -------------

             606,899
       -------------


           1,851,840
       -------------



       $   2,224,471
       =============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     CAPITAL                       HIGH YIELD                     MANAGED
                                                APPRECIATION FUND                  BOND TRUST                   ASSETS TRUST
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (112,149)   $   (98,502)   $    (4,692)   $     1,371    $    (1,108)   $       818
  Realized gain (loss) ..................       (15,540)      (223,025)           (52)             2            506            347
  Change in unrealized gain (loss)
    on investments ......................     1,297,054      1,425,546          4,176           (793)         2,534            214
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........     1,169,365      1,104,019           (568)           580          1,932          1,379
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       186,123         47,215          9,340             --             --          3,412
  Participant transfers from other
    funding options .....................       782,286        422,530        406,489         21,466         74,378         36,925
  Growth rate intra-fund transfers in ...            --          6,522             --             --             --             --
  Administrative charges ................        (4,679)        (4,713)           (50)            (4)           (29)           (10)
  Contract surrenders ...................      (786,848)      (355,316)        (1,118)           (94)            --             --
  Participant transfers to other
    funding options .....................      (312,836)      (392,168)       (91,050)            --             --             --
  Growth rate intra-fund transfers out ..            --         (6,522)            --             --             --             --
  Other receipts/(payments) .............       (33,008)       (41,854)            --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (168,962)      (324,306)       323,611         21,368         74,349         40,327
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     1,000,403        779,713        323,043         21,948         76,281         41,706


NET ASSETS:
    Beginning of year ...................     7,286,357      6,506,644         21,948             --         41,706             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 8,286,760    $ 7,286,357    $   344,991    $    21,948    $   117,987    $    41,706
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                           AIM V.I.                  ALLIANCEBERNSTEIN               ALLIANCEBERNSTEIN
                                           PREMIER                       GROWTH AND                      LARGE-CAP
            MONEY                       EQUITY FUND -                INCOME PORTFOLIO -              GROWTH PORTFOLIO -
       MARKET PORTFOLIO                    SERIES I                       CLASS B                         CLASS B
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    163,120    $    (64,201)   $    (15,151)   $    (24,710)   $     (9,576)   $    (17,940)   $   (356,286)   $   (392,551)
          --              --           2,656         (12,744)         45,779          29,401      (2,375,278)     (2,753,755)

          --              --          96,543         130,413          49,061         190,784       5,471,276       4,713,253
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     163,120         (64,201)         84,048          92,959          85,264         202,245       2,739,712       1,566,947
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     103,363         233,991          11,238          17,138         369,183          60,970         165,746         111,727

   9,355,015       6,203,156          17,849          33,803         387,939         296,663         272,392         499,244
          --          23,240              --              --              --              --              --              --
      (4,666)         (5,732)           (749)           (879)           (712)           (546)        (10,907)        (12,357)
  (3,656,232)     (2,131,446)        (74,197)        (37,857)       (125,297)        (34,529)     (1,580,518)     (1,150,649)

  (3,644,120)     (7,846,251)       (113,729)       (317,613)       (136,516)       (132,702)     (2,682,431)     (2,669,953)
          --         (23,240)             --              --              --              --              --              --
  (1,162,782)        (83,820)        (19,100)         (2,567)             --              --        (401,413)       (708,614)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     990,578      (3,630,102)       (178,688)       (307,975)        494,597         189,856      (4,237,131)     (3,930,602)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,153,698      (3,694,303)        (94,640)       (215,016)        579,861         392,101      (1,497,419)     (2,363,655)



  11,320,046      15,014,349       2,297,016       2,512,032       2,359,653       1,967,552      25,267,570      27,631,225
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 12,473,744    $ 11,320,046    $  2,202,376    $  2,297,016    $  2,939,514    $  2,359,653    $ 23,770,151    $ 25,267,570
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     GLOBAL                                                        GROWTH-
                                                 GROWTH FUND -                   GROWTH FUND -                  INCOME FUND -
                                                 CLASS 2 SHARES                  CLASS 2 SHARES                CLASS 2 SHARES
                                            -------------------------    ---------------------------    ---------------------------
                                                2005          2004            2005           2004            2005           2004
                                                ----          ----            ----           ----            ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (542,115)  $  (554,519)   $ (1,109,150)  $ (1,405,347)   $   (361,393)  $   (726,425)
  Realized gain (loss) ..................       249,255      (156,031)         31,072       (680,581)      1,193,076        296,406
  Change in unrealized gain (loss)
    on investments ......................     7,064,419     6,152,886      18,124,996     12,647,698       4,259,932      9,338,010
                                            -----------   -----------    ------------   ------------    ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     6,771,559     5,442,336      17,046,918     10,561,770       5,091,615      8,907,991
                                            -----------   -----------    ------------   ------------    ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,929,479     1,919,371       6,254,465      6,778,428       5,855,971      7,805,255
  Participant transfers from other
    funding options .....................     5,173,138     6,876,920      11,765,874     11,861,062      10,494,168     14,928,818
  Growth rate intra-fund transfers in ...        20,816       357,676          44,313        346,594          20,092        336,986
  Administrative charges ................        (9,885)       (8,382)        (24,418)       (21,303)        (25,600)       (22,491)
  Contract surrenders ...................    (2,896,283)     (755,452)     (5,173,377)    (2,323,394)     (4,618,751)    (2,775,888)
  Participant transfers to other
    funding options .....................    (1,598,946)   (2,332,236)     (4,350,977)    (4,852,638)     (3,878,449)    (3,488,040)
  Growth rate intra-fund transfers out ..       (20,817)     (357,676)        (44,314)      (346,594)        (20,093)      (336,986)
  Other receipts/(payments) .............      (572,633)     (230,318)       (867,152)      (686,924)     (1,167,054)      (418,458)
                                            -----------   -----------    ------------   ------------    ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,024,869     5,469,903       7,604,414     10,755,231       6,660,284     16,029,196
                                            -----------   -----------    ------------   ------------    ------------   ------------

    Net increase (decrease) in net assets     8,796,428    10,912,239      24,651,332     21,317,001      11,751,899     24,937,187


NET ASSETS:
    Beginning of year ...................    53,481,144    42,568,905     112,595,310     91,278,309     116,134,292     91,197,105
                                            -----------   -----------    ------------   ------------    ------------   ------------
    End of year .........................   $62,277,572   $53,481,144    $137,246,642   $112,595,310    $127,886,191   $116,134,292
                                            ===========   ===========    ============   ============    ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                      DREYFUS VIF -
        CREDIT SUISSE                     DELAWARE                    DREYFUS VIF -                     DEVELOPING
            TRUST                         VIP REIT                     APPRECIATION                      LEADERS
           EMERGING                       SERIES -                     PORTFOLIO -                     PORTFOLIO -
      MARKETS PORTFOLIO                STANDARD CLASS                 INITIAL SHARES                  INITIAL SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     (6,892)   $     (8,276)   $     13,778    $     26,648    $    (26,267)   $        968    $    (77,517)   $    (72,735)
      70,085          18,740         550,704         312,098          48,988          29,205          73,055          35,881

     150,078         142,539        (323,761)        725,473          24,492          29,258         202,432         584,096
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     213,271         153,003         240,721       1,064,219          47,213          59,431         197,970         547,242
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       2,929             377         281,233         138,781           3,499           4,886          36,313         106,635

     190,763         178,197       1,409,158       1,493,361          82,352          98,931          56,199         163,735
          --              --              --              --              --              --              --          14,567
        (371)           (362)         (2,344)         (2,119)           (783)           (919)         (2,640)         (3,136)
     (44,004)        (37,239)       (360,642)       (241,897)       (124,717)       (149,717)       (452,942)       (350,099)

    (192,501)        (25,559)     (1,020,762)     (1,195,706)       (195,438)       (179,696)       (338,485)       (829,657)
          --              --              --              --              --              --              --         (14,567)
          --              --         (19,336)       (197,499)        (77,868)        (26,750)        (37,991)       (215,577)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (43,184)        115,414         287,307          (5,079)       (312,955)       (253,265)       (739,546)     (1,128,099)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     170,087         268,417         528,028       1,059,140        (265,742)       (193,834)       (541,576)       (580,857)



     907,384         638,967       5,223,503       4,164,363       1,829,639       2,023,473       5,514,284       6,095,141
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,077,471    $    907,384    $  5,751,531    $  5,223,503    $  1,563,897    $  1,829,639    $  4,972,708    $  5,514,284
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     MERCURY
                                                      GLOBAL                     MERCURY VALUE
                                                    ALLOCATION                   OPPORTUNITIES                FRANKLIN INCOME
                                                   V.I. FUND -                    V.I. FUND -                SECURITIES FUND -
                                                    CLASS III                      CLASS III                  CLASS II SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     6,966    $     4,412    $    (6,384)   $    (4,021)   $    (9,601)   $        --
  Realized gain (loss) ..................         3,233             30        454,311        117,708           (129)            --
  Change in unrealized gain (loss)
    on investments ......................        27,982         11,499       (353,829)       (76,309)       (23,024)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        38,181         15,941         94,098         37,378        (32,754)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       108,138         48,579        166,900         98,524        806,123             --
  Participant transfers from other
    funding options .....................       335,563        131,274        660,822        315,299      1,229,652             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (187)           (60)          (217)          (164)          (109)            --
  Contract surrenders ...................       (27,852)           (61)       (67,122)        (4,158)        (8,315)            --
  Participant transfers to other
    funding options .....................       (26,131)            --        (81,773)       (38,341)            --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       389,531        179,732        678,610        371,160      2,027,351             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       427,712        195,673        772,708        408,538      1,994,597             --


NET ASSETS:
    Beginning of year ...................       195,673             --        443,311         34,773             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   623,385    $   195,673    $ 1,216,019    $   443,311    $ 1,994,597    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

           FRANKLIN
          SMALL-MID                                                     TEMPLETON                        TEMPLETON
          CAP GROWTH                   MUTUAL SHARES                DEVELOPING MARKETS                    FOREIGN
      SECURITIES FUND -              SECURITIES FUND -              SECURITIES FUND -                SECURITIES FUND -
        CLASS 2 SHARES                 CLASS 2 SHARES                 CLASS 2 SHARES                   CLASS 2 SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$   (160,987)   $   (156,645)   $    (72,692)   $    (53,997)   $    (20,563)   $      1,848    $    (96,676)   $    (79,441)
    (130,092)       (316,575)        168,963          29,945          91,724          38,127         229,790          80,940

     592,601       1,399,810         690,081         684,960       1,077,568         449,904       1,663,740       2,487,941
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     301,522         926,590         786,352         660,908       1,148,729         489,879       1,796,854       2,489,440
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     164,280         561,542         969,844         480,843         520,407         375,896       1,550,753         949,120

     484,810         771,275       2,190,235       2,167,404       2,933,041       1,723,538       4,374,284       2,476,514
          --          10,256          32,602          73,611           7,656          43,637           8,938          37,137
      (3,963)         (4,079)         (2,367)         (1,641)           (985)           (345)         (5,408)         (4,666)
    (359,865)       (410,262)       (244,069)       (141,631)       (229,307)        (50,701)       (947,506)       (600,087)

  (1,007,629)     (1,065,408)       (575,147)       (173,277)       (506,926)       (340,887)       (886,806)       (626,130)
          --         (10,256)        (32,602)        (73,611)         (7,657)        (43,637)         (8,938)        (37,137)
     (88,634)       (122,436)       (160,381)        (40,073)             --              --        (149,308)       (128,091)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (811,001)       (269,368)      2,178,115       2,291,625       2,716,229       1,707,501       3,936,009       2,066,660
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (509,479)        657,222       2,964,467       2,952,533       3,864,958       2,197,380       5,732,863       4,556,100



  10,642,459       9,985,237       7,480,164       4,527,631       3,083,932         886,552      17,993,311      13,437,211
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 10,132,980    $ 10,642,459    $ 10,444,631    $  7,480,164    $  6,948,890    $  3,083,932    $ 23,726,174    $ 17,993,311
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     TEMPLETON
                                                       GROWTH
                                                 SECURITIES FUND -              APPRECIATION               DIVERSIFIED STRATEGIC
                                                   CLASS 2 SHARES                 PORTFOLIO                  INCOME PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (17,078)   $    (6,503)   $  (211,217)   $  (111,980)   $   647,566    $   588,509
  Realized gain (loss) ..................        56,296         16,743        334,253        104,244         (5,235)       (63,608)
  Change in unrealized gain (loss)
    on investments ......................       246,806        196,570        578,158      1,770,428       (482,009)       339,010
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       286,024        206,810        701,194      1,762,692        160,322        863,911
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       747,026        199,995      1,594,928      1,249,226        155,622        817,231
  Participant transfers from other
    funding options .....................     2,048,222        558,268        872,025      1,507,421        384,930      1,146,305
  Growth rate intra-fund transfers in ...            --         16,992             --         72,846             --             --
  Administrative charges ................        (1,112)          (649)        (8,634)        (9,153)        (4,074)        (4,548)
  Contract surrenders ...................      (126,185)       (32,604)    (1,146,512)      (855,521)      (675,069)      (633,932)
  Participant transfers to other
    funding options .....................      (362,061)       (73,286)    (1,506,926)      (643,108)    (1,292,414)    (2,329,928)
  Growth rate intra-fund transfers out ..            --        (16,992)            --        (72,846)            --             --
  Other receipts/(payments) .............            39             --       (443,588)      (314,316)      (397,908)       (92,381)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,305,929        651,724       (638,707)       934,549     (1,828,913)    (1,097,253)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     2,591,953        858,534         62,487      2,697,241     (1,668,591)      (233,342)


NET ASSETS:
    Beginning of year ...................     1,904,998      1,046,464     26,698,163     24,000,922     18,290,028     18,523,370
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 4,496,951    $ 1,904,998    $26,760,650    $26,698,163    $16,621,437    $18,290,028
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                       SALOMON BROTHERS
        EQUITY INDEX                      EQUITY INDEX                                               VARIABLE AGGRESSIVE
         PORTFOLIO -                       PORTFOLIO -                    FUNDAMENTAL                   GROWTH FUND -
       CLASS I SHARES                    CLASS II SHARES                VALUE PORTFOLIO                 CLASS I SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$(13,340,200)   $(11,275,645)   $    (84,828)   $    (37,622)   $   (328,809)   $   (444,527)   $    (19,439)   $    (16,809)
   2,289,634        (656,787)        130,359         (96,821)      3,213,439       1,320,674          27,037          20,173

  23,177,821      71,412,525         608,266       2,251,632      (1,574,246)      2,109,203          88,665          68,572
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  12,127,255      59,480,093         653,797       2,117,189       1,310,384       2,985,350          96,263          71,936
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  34,433,495      89,832,703         800,081         330,921         879,517       1,937,810          27,103          76,702

     754,312         232,334         461,920       1,375,243         578,926       2,293,435         281,238         175,723
          --              --              --              --          26,666         273,577              --              --
    (274,594)       (251,891)         (7,014)         (8,098)        (15,838)        (17,277)           (431)           (514)
 (47,901,137)    (29,429,469)     (1,452,704)     (1,119,780)     (2,579,166)     (1,841,769)        (63,821)         (5,183)

  (4,440,650)       (620,547)     (2,380,656)     (1,587,713)     (3,744,719)     (2,296,710)       (120,364)       (146,406)
          --              --              --              --         (26,666)       (273,577)             --              --
  (8,155,715)    (14,992,796)       (162,961)        (79,561)       (523,348)       (187,304)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


 (25,584,289)     44,770,334      (2,741,334)     (1,088,988)     (5,404,628)       (111,815)        123,725         100,322
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 (13,457,034)    104,250,427      (2,087,537)      1,028,201      (4,094,244)      2,873,535         219,988         172,258



 888,904,908     784,654,481      26,508,648      25,480,447      49,205,962      46,332,427       1,124,132         951,874
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$875,447,874    $888,904,908    $ 24,421,111    $ 26,508,648    $ 45,111,718    $ 49,205,962    $  1,344,120    $  1,124,132
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 SALOMON BROTHERS
                                                VARIABLE GROWTH &                                                GLOBAL LIFE
                                                  INCOME FUND -               BALANCED PORTFOLIO -          SCIENCES PORTFOLIO -
                                                  CLASS I SHARES                 SERVICE SHARES                SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (10,677)   $    (6,948)   $    25,326    $    32,941    $   (26,258)   $   (27,841)
  Realized gain (loss) ..................        30,179         36,072         79,577          1,137          9,956        (32,257)
  Change in unrealized gain (loss)
    on investments ......................        (4,534)        12,986        177,883        297,812        188,244        269,000
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        14,968         42,110        282,786        331,890        171,942        208,902
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         8,058        203,565         37,917         48,645          7,088         24,110
  Participant transfers from other
    funding options .....................        42,807         53,130         93,637        221,984         10,947         49,943
  Growth rate intra-fund transfers in ...            --         36,597             --             --             --             --
  Administrative charges ................          (135)          (153)        (2,506)        (3,023)        (1,314)        (1,504)
  Contract surrenders ...................       (59,199)       (16,251)      (478,991)      (310,133)      (304,581)       (75,571)
  Participant transfers to other
    funding options .....................       (88,715)      (259,313)      (496,520)    (1,319,069)       (64,414)      (175,593)
  Growth rate intra-fund transfers out ..            --        (36,597)            --             --             --             --
  Other receipts/(payments) .............            --             --       (135,039)       (85,062)        (8,836)        (1,652)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (97,184)       (19,022)      (981,502)    (1,446,658)      (361,110)      (180,267)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       (82,216)        23,088       (698,716)    (1,114,768)      (189,168)        28,635


NET ASSETS:
    Beginning of year ...................       834,091        811,003      5,387,898      6,502,666      1,850,160      1,821,525
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   751,875    $   834,091    $ 4,689,182    $ 5,387,898    $ 1,660,992    $ 1,850,160
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

     GLOBAL TECHNOLOGY                      MID CAP                       WORLDWIDE                        LAZARD
        PORTFOLIO -                   GROWTH PORTFOLIO -             GROWTH PORTFOLIO -                  RETIREMENT
      SERVICE SHARES                    SERVICE SHARES                 SERVICE SHARES               SMALL CAP PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (15,497)   $    (18,892)   $    (97,416)   $    (87,636)   $     (8,801)   $    (20,546)   $    (55,585)   $    (29,491)
    (240,349)       (312,581)         90,145         (17,266)         23,728          19,855         291,130          22,030

     354,189         296,377         622,389       1,106,760          88,473          89,866        (142,018)        335,094
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      98,343         (35,096)        615,118       1,001,858         103,400          89,175          93,527         327,633
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       5,213          20,293          91,646          97,641           9,819          22,438         235,325         278,017

      70,568          76,357         252,252         216,325          35,192       1,004,520       1,099,495       1,447,211
          --              --              --              --              --              --              --          33,248
        (986)         (1,176)         (2,642)         (2,759)         (2,264)         (2,670)           (637)           (327)
    (258,915)        (75,353)       (426,358)       (299,163)       (421,679)       (278,423)        (49,897)        (35,380)

     (68,080)       (253,729)       (234,574)       (377,282)       (340,107)     (1,226,135)       (322,778)       (195,487)
          --              --              --              --              --              --              --         (33,248)
      (4,527)         (9,566)         22,707         (82,209)        (25,833)        (16,677)        (17,393)        (23,475)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (256,727)       (243,174)       (296,969)       (447,447)       (744,872)       (496,947)        944,115       1,470,559
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (158,384)       (278,270)        318,149         554,411        (641,472)       (407,772)      1,037,642       1,798,192



   1,176,149       1,454,419       6,266,656       5,712,245       3,357,690       3,765,462       2,894,207       1,096,015
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,017,765    $  1,176,149    $  6,584,805    $  6,266,656    $  2,716,218    $  3,357,690    $  3,931,849    $  2,894,207
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                OPPENHEIMER
                                                                                                                MAIN STREET
                                                    GROWTH AND                       MID-CAP                     FUND/VA -
                                                 INCOME PORTFOLIO                VALUE PORTFOLIO              SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (38,799)   $   (14,178)   $  (123,082)   $   (55,967)   $      (357)   $       (31)
  Realized gain (loss) ..................       475,598         53,625        800,495        114,550             21              1
  Change in unrealized gain (loss)
    on investments ......................      (265,854)       373,007         24,909      1,020,703          2,832            516
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       170,945        412,454        702,322      1,079,286          2,496            486
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       814,231      1,097,739      1,111,565      1,172,904            259             --
  Participant transfers from other
    funding options .....................     2,483,552      1,817,601      3,744,587      3,634,204         81,936         14,348
  Growth rate intra-fund transfers in ...            --             --           (322)        43,827             --             --
  Administrative charges ................        (1,561)          (754)        (2,410)          (927)           (26)            --
  Contract surrenders ...................      (194,468)       (42,597)      (348,338)      (133,307)          (357)            --
  Participant transfers to other
    funding options .....................      (471,613)      (212,151)      (981,310)      (255,542)            --             --
  Growth rate intra-fund transfers out ..            --             --            321        (43,827)            --             --
  Other receipts/(payments) .............      (131,005)       (65,296)       (41,569)       (45,959)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,499,136      2,594,542      3,482,524      4,371,373         81,812         14,348
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     2,670,081      3,006,996      4,184,846      5,450,659         84,308         14,834


NET ASSETS:
    Beginning of year ...................     4,594,890      1,587,894      7,714,907      2,264,248         14,834             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 7,264,971    $ 4,594,890    $11,899,753    $ 7,714,907    $    99,142    $    14,834
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                           PUTNAM VT                      PUTNAM VT
         REAL RETURN                      TOTAL RETURN                     DISCOVERY                    INTERNATIONAL
         PORTFOLIO -                       PORTFOLIO -                   GROWTH FUND -                  EQUITY FUND -
    ADMINISTRATIVE CLASS              ADMINISTRATIVE CLASS              CLASS IB SHARES                CLASS IB SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     74,033    $    (26,062)   $    931,318    $    147,738    $     (4,915)   $     (5,060)   $     (2,605)   $      3,894
     102,636         199,195         966,303         960,085           2,954           2,939         239,345         218,281

    (152,326)        150,038      (1,509,090)        506,997          19,465          20,456         204,883         307,910
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      24,343         323,171         388,531       1,614,820          17,504          18,335         441,623         530,085
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     782,115         705,061       1,102,265       2,621,594             764           1,604           4,064           5,661

   2,276,649       4,601,631       5,615,084       6,157,836           6,268          14,996         687,371         468,287
      13,541          35,075          21,260         297,070              --              --              --              --
      (1,845)         (1,432)        (17,243)        (17,835)           (146)           (159)           (988)         (1,033)
    (392,995)       (162,628)     (2,752,019)     (3,035,622)         (8,215)        (25,678)       (118,573)       (127,118)

  (1,166,572)     (1,341,084)     (3,789,248)     (7,913,673)        (12,967)        (31,706)       (869,839)     (1,422,729)
     (13,541)        (35,075)        (21,260)       (297,070)             --              --              --              --
     (82,621)       (102,180)       (874,322)       (399,900)             --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,414,731       3,699,368        (715,483)     (2,587,600)        (14,296)        (40,943)       (297,965)     (1,076,932)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,439,074       4,022,539        (326,952)       (972,780)          3,208         (22,608)        143,658        (546,847)



   5,740,602       1,718,063      52,071,679      53,044,459         332,213         354,821       4,403,255       4,950,102
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  7,179,676    $  5,740,602    $ 51,744,727    $ 52,071,679    $    335,421    $    332,213    $  4,546,913    $  4,403,255
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     PUTNAM VT
                                                     SMALL CAP
                                                    VALUE FUND -                 ALL CAP FUND -                  INVESTORS
                                                  CLASS IB SHARES                    CLASS I                  FUND - CLASS I
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (157,462)   $  (109,527)   $  (186,209)   $  (286,211)   $   (52,764)   $   (20,047)
  Realized gain (loss) ..................     1,467,366        428,579        449,856        295,505        201,830        173,661
  Change in unrealized gain (loss)
    on investments ......................      (677,894)     1,771,209        293,489      1,704,211        484,400      1,048,935
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       632,010      2,090,261        557,136      1,713,505        633,466      1,202,549
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       154,885        254,755        147,147        490,061        445,444        337,567
  Participant transfers from other
    funding options .....................     3,846,271      2,109,800        551,783      1,190,823        321,142        427,686
  Growth rate intra-fund transfers in ...            --         82,552             --         86,912             --         38,445
  Administrative charges ................        (3,395)        (2,924)        (8,219)        (9,312)        (4,082)        (4,661)
  Contract surrenders ...................      (459,613)      (329,470)    (1,204,073)      (973,126)      (588,445)      (964,093)
  Participant transfers to other
    funding options .....................    (3,033,980)    (1,597,375)    (1,778,345)    (2,392,429)    (1,274,255)      (855,648)
  Growth rate intra-fund transfers out ..            --        (82,552)            --        (86,912)            --        (38,445)
  Other receipts/(payments) .............      (160,962)      (193,831)      (460,528)      (519,416)      (194,413)      (982,413)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       343,206        240,955     (2,752,235)    (2,213,399)    (1,294,609)    (2,041,562)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       975,216      2,331,216     (2,195,099)      (499,894)      (661,143)      (839,013)


NET ASSETS:
    Beginning of year ...................    11,022,177      8,690,961     27,387,153     27,887,047     14,502,330     15,341,343
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $11,997,393    $11,022,177    $25,192,054    $27,387,153    $13,841,187    $14,502,330
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                         EAFE(R)
          LARGE CAP                       SMALL CAP                       EQUITY                        SMALL CAP
        GROWTH FUND -                   GROWTH FUND -                  INDEX FUND -                    INDEX FUND -
           CLASS I                         CLASS I                    CLASS A SHARES                  CLASS A SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (14,253)   $    (10,099)   $   (120,638)   $   (115,416)   $     40,741    $     23,588    $    (61,967)   $    (73,686)
      15,426          12,892         774,154         143,429        (151,828)        (65,589)        541,227          93,263

      41,920         (21,163)       (397,924)        857,050         124,259         463,602        (294,229)      1,014,441
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      43,093         (18,370)        255,592         885,063          13,172         421,601         185,031       1,034,018
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       9,038          84,543          66,087         480,958             (18)             --              --              --

     292,175         152,442         900,092       1,897,905          84,205         170,135         447,237         117,583
          --          29,611              --              --              --              --              --              --
        (153)           (169)         (2,780)         (2,752)            (10)           (718)         (1,189)         (1,334)
     (41,171)        (22,948)       (305,799)       (195,487)        (36,320)       (253,644)     (1,160,876)       (311,210)

     (80,278)       (134,626)       (822,005)     (2,453,055)     (2,877,905)        (19,849)       (203,424)        (82,708)
          --         (29,611)             --              --              --              --              --              --
         136              --         (89,474)        (48,813)             --         (30,540)         (5,555)        (44,402)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     179,747          79,242        (253,879)       (321,244)     (2,830,048)       (134,616)       (923,807)       (322,071)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     222,840          60,872           1,713         563,819      (2,816,876)        286,985        (738,776)        711,947



     725,771         664,899       7,813,170       7,249,351       2,816,876       2,529,891       7,385,179       6,673,232
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    948,611    $    725,771    $  7,814,883    $  7,813,170    $         --    $  2,816,876    $  6,646,403    $  7,385,179
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                  SMITH BARNEY                    MULTIPLE
                                                    SMITH BARNEY               PREMIER SELECTIONS          DISCIPLINE PORTFOLIO -
                                                      DIVIDEND                       ALL CAP                       ALL CAP
                                                 STRATEGY PORTFOLIO             GROWTH PORTFOLIO              GROWTH AND VALUE
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     4,794    $    (6,036)   $   (23,513)   $   (24,387)   $  (485,706)   $  (384,072)
  Realized gain (loss) ..................         3,149          2,455         31,994         21,173      1,281,428        289,572
  Change in unrealized gain (loss)
    on investments ......................       (30,541)        26,876         59,250         24,077        364,813      1,535,387
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       (22,598)        23,295         67,731         20,863      1,160,535      1,440,887
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       103,010        119,699         29,489        111,009      2,163,763      6,945,854
  Participant transfers from other
    funding options .....................       358,637        154,109        121,962        149,882      3,577,358      8,090,009
  Growth rate intra-fund transfers in ...            --             --             --             --         78,458        191,110
  Administrative charges ................          (379)          (279)          (360)          (367)        (8,893)        (5,758)
  Contract surrenders ...................       (29,800)       (12,212)      (125,820)       (53,724)    (2,125,846)      (655,904)
  Participant transfers to other
    funding options .....................       (95,883)       (31,962)      (134,877)      (210,335)    (3,523,068)    (1,967,127)
  Growth rate intra-fund transfers out ..            --             --             --             --        (78,458)      (191,109)
  Other receipts/(payments) .............            --            369            816             --        (48,383)         7,806
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       335,585        229,724       (108,790)        (3,535)        34,931     12,414,881
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       312,987        253,019        (41,059)        17,328      1,195,466     13,855,768


NET ASSETS:
    Beginning of year ...................     1,128,432        875,413      1,614,668      1,597,340     33,675,712     19,819,944
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 1,441,419    $ 1,128,432    $ 1,573,609    $ 1,614,668    $34,871,178    $33,675,712
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          MULTIPLE
   DISCIPLINE PORTFOLIO -                   MULTIPLE                       MULTIPLE
          BALANCED                   DISCIPLINE PORTFOLIO -         DISCIPLINE PORTFOLIO -               AIM CAPITAL
           ALL CAP                       GLOBAL ALL CAP                    LARGE CAP                     APPRECIATION
      GROWTH AND VALUE                  GROWTH AND VALUE               GROWTH AND VALUE                   PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$   (150,960)   $   (157,611)   $    (71,086)   $    (47,128)   $    (38,874)   $    (24,866)   $    (25,631)   $    (21,934)
     494,116         176,921         164,785          88,542          78,402          60,055          21,796          15,824

     344,177         687,745         344,412         359,308          32,738         114,953         130,147          81,713
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     687,333         707,055         438,111         400,722          72,266         150,142         126,312          75,603
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,880,053       4,829,610       1,410,058       1,745,439          39,376         526,750         205,014          70,927

   3,804,677       7,578,019       1,990,053       1,800,459         510,113       1,044,237         144,296         283,369
          --          20,790              --              --              --              --              --              --
      (6,053)         (3,812)         (1,764)           (656)         (1,345)           (753)           (599)           (563)
  (1,375,708)       (529,777)        (89,598)        (44,680)       (158,831)        (89,042)        (24,857)        (20,716)

  (1,390,531)     (1,578,811)       (420,639)       (444,310)       (135,750)       (310,832)       (148,592)       (198,704)
          --         (20,790)             --              --              --              --              --              --
    (471,669)        (39,074)          4,726              --             222              --          (5,657)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   2,440,769      10,256,155       2,892,836       3,056,252         253,785       1,170,360         169,605         134,313
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,128,102      10,963,210       3,330,947       3,456,974         326,051       1,320,502         295,917         209,916



  24,275,686      13,312,476       5,717,811       2,260,837       3,555,818       2,235,316       1,686,839       1,476,923
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 27,403,788    $ 24,275,686    $  9,048,758    $  5,717,811    $  3,881,869    $  3,555,818    $  1,982,756    $  1,686,839
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   CONVERTIBLE                   DISCIPLINED
                                                    SECURITIES                     MID CAP                     EQUITY INCOME
                                                    PORTFOLIO                  STOCK PORTFOLIO                   PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    32,302    $    26,045    $   (43,505)   $   (32,018)   $  (388,255)   $   (42,994)
  Realized gain (loss) ..................       129,201         60,974        140,865        116,783        661,343      1,323,818
  Change in unrealized gain (loss)
    on investments ......................      (224,315)       134,865        193,954        276,058        419,291        640,676
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       (62,812)       221,884        291,314        360,823        692,379      1,921,500
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        51,372         60,658          7,187         53,952        463,433        958,574
  Participant transfers from other
    funding options .....................       197,713        107,129        306,652        249,330      1,240,978      2,009,561
  Growth rate intra-fund transfers in ...            --             --             --         11,972         11,867         61,066
  Administrative charges ................        (1,581)        (2,198)        (1,322)        (1,416)        (7,501)        (7,814)
  Contract surrenders ...................      (300,230)      (262,124)      (166,636)      (151,682)    (1,051,905)    (1,069,507)
  Participant transfers to other
    funding options .....................      (954,368)      (726,041)      (233,234)      (109,009)    (1,541,295)    (1,180,952)
  Growth rate intra-fund transfers out ..            --             --             --        (11,972)       (11,867)       (61,066)
  Other receipts/(payments) .............       (16,153)       (25,177)       (15,555)            --       (336,121)       (55,660)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,023,247)      (847,753)      (102,908)        41,175     (1,232,411)       654,202
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets    (1,086,059)      (625,869)       188,406        401,998       (540,032)     2,575,702


NET ASSETS:
    Beginning of year ...................     4,556,777      5,182,646      2,844,180      2,442,182     25,668,462     23,092,760
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 3,470,718    $ 4,556,777    $ 3,032,586    $ 2,844,180    $25,128,430    $25,668,462
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          FEDERATED                                                                                       MANAGED
         HIGH YIELD                     FEDERATED STOCK                   LARGE CAP                  ALLOCATION SERIES:
          PORTFOLIO                        PORTFOLIO                      PORTFOLIO                 AGGRESSIVE PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (41,208)   $    173,391    $    (15,996)   $       (571)   $   (138,582)   $    (71,128)   $       (675)   $         --
      21,957          26,694          34,020          65,721        (337,646)       (337,012)            126              --

      38,605          51,996          19,268          34,431       1,040,842         870,572           3,837              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      19,354         252,081          37,292          99,581         564,614         462,432           3,288              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      33,227          25,751           7,427             440          91,989         103,865          65,367              --

     222,143         322,471          60,677         185,238         558,673         754,895          38,070              --
          --              --              --              --              --              --              --              --
        (802)           (970)           (439)           (513)         (4,104)         (4,620)            (52)             --
    (198,261)       (111,763)        (48,821)       (128,820)       (724,578)       (562,772)             --              --

    (659,102)       (530,598)       (162,186)       (141,958)     (1,198,739)       (902,862)             --              --
          --              --              --              --              --              --              --              --
       1,469          (1,982)             --        (272,783)       (134,126)       (171,897)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (601,326)       (297,091)       (143,342)       (358,396)     (1,410,885)       (783,391)        103,385              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (581,972)        (45,010)       (106,050)       (258,815)       (846,271)       (320,959)        106,673              --



   3,083,004       3,128,014       1,130,002       1,388,817       9,778,961      10,099,920              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,501,032    $  3,083,004    $  1,023,952    $  1,130,002    $  8,932,690    $  9,778,961    $    106,673    $         --
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                   MANAGED
                                                     MANAGED                         MANAGED                 ALLOCATION SERIES:
                                                ALLOCATION SERIES:             ALLOCATION SERIES:            MODERATE-AGGRESSIVE
                                              CONSERVATIVE PORTFOLIO           MODERATE PORTFOLIO                 PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (1,562)   $        --    $     1,739    $        --    $       986    $        --
  Realized gain (loss) ..................         1,593             --          2,914             --          1,410             --
  Change in unrealized gain (loss)
    on investments ......................         9,905             --         28,188             --         55,276             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         9,936             --         32,841             --         57,672             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         7,420             --        298,814             --        630,767             --
  Participant transfers from other
    funding options .....................       816,650             --      1,110,965             --      1,599,049             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (52)            --             (5)            --            (72)            --
  Contract surrenders ...................        (1,561)            --        (59,899)            --         (6,856)            --
  Participant transfers to other
    funding options .....................            --             --        (42,580)            --             --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       822,457             --      1,307,295             --      2,222,888             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       832,393             --      1,340,136             --      2,280,560             --


NET ASSETS:
    Beginning of year ...................            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   832,393    $        --    $ 1,340,136    $        --    $ 2,280,560    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

           MANAGED
     ALLOCATION SERIES:                     MERCURY                          MFS                            MFS
    MODERATE-CONSERVATIVE                  LARGE CAP                      EMERGING                        MID CAP
          PORTFOLIO                     CORE PORTFOLIO                GROWTH PORTFOLIO                GROWTH PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$        570    $         --    $   (113,309)   $    (71,144)   $    (24,515)   $   (163,164)   $   (158,521)   $    (40,420)
         501              --        (231,790)       (394,270)     (9,111,687)     (1,625,876)       (190,771)       (288,503)

      25,023              --       1,048,802       1,400,686       8,812,072       2,870,357         844,933         651,314
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      26,094              --         703,703         935,272        (324,130)      1,081,317         495,641         322,391
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     275,176              --         167,506          69,377           1,108          90,801          38,147          29,184

     829,708              --         354,593         155,681          28,268         274,451      10,511,029         137,138
          --              --              --              --              --              --              --              --
          --              --          (2,747)         (3,018)            (42)         (5,408)         (6,106)         (1,712)
      (6,000)             --        (352,565)       (181,429)       (116,964)       (456,928)     (1,217,363)       (184,955)

          --              --        (611,693)       (590,418)    (10,462,040)       (918,746)     (1,098,739)       (226,328)
          --              --              --              --              --              --              --              --
          --              --         (62,255)       (193,016)          1,685        (198,333)       (113,873)       (222,750)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,098,884              --        (507,161)       (742,823)    (10,547,985)     (1,214,163)      8,113,095        (469,423)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,124,978              --         196,542         192,449     (10,872,115)       (132,846)      8,608,736        (147,032)



          --              --       7,307,065       7,114,616      10,872,115      11,004,961       2,719,470       2,866,502
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,124,978    $         --    $  7,503,607    $  7,307,065    $         --    $ 10,872,115    $ 11,328,206    $  2,719,470
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                        MFS                                                      MONDRIAN
                                                    TOTAL RETURN                   MFS VALUE                   INTERNATIONAL
                                                     PORTFOLIO                     PORTFOLIO                  STOCK PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   403,724    $   904,398    $    (5,865)   $     6,380    $   (96,300)   $    18,912
  Realized gain (loss) ..................     4,250,192      2,252,950        119,994          6,892        105,940        136,459
  Change in unrealized gain (loss)
    on investments ......................    (3,601,397)     3,826,272         (6,089)        32,585        454,734        513,566
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........     1,052,519      6,983,620        108,040         45,857        464,374        668,937
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,989,578      2,313,623        388,361        110,639        548,152        966,472
  Participant transfers from other
    funding options .....................     6,843,003      9,142,424      1,830,188        664,581        754,189      3,868,558
  Growth rate intra-fund transfers in ...         8,318        236,427             --             --             --          7,084
  Administrative charges ................       (25,665)       (25,007)          (414)            --         (1,472)        (1,001)
  Contract surrenders ...................    (4,943,921)    (2,974,839)       (29,751)        (6,716)      (214,313)       (66,055)
  Participant transfers to other
    funding options .....................    (6,216,002)    (3,397,803)      (304,818)            --       (602,031)    (2,030,142)
  Growth rate intra-fund transfers out ..        (8,319)      (236,427)            --             --             --         (7,084)
  Other receipts/(payments) .............    (1,489,034)    (1,343,562)            --             --        (33,090)       (30,208)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (3,842,042)     3,714,836      1,883,566        768,504        451,435      2,707,624
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets    (2,789,523)    10,698,456      1,991,606        814,361        915,809      3,376,561


NET ASSETS:
    Beginning of year ...................    80,430,188     69,731,732        814,361             --      5,487,931      2,111,370
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $77,640,665    $80,430,188    $ 2,805,967    $   814,361    $ 6,403,740    $ 5,487,931
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          PIONEER                           PIONEER                        PIONEER                        STRATEGIC
           FUND                             MID CAP                       STRATEGIC                        EQUITY
         PORTFOLIO                      VALUE PORTFOLIO               INCOME PORTFOLIO                    PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     (9,905)   $       (349)   $       (305)   $         --    $    153,019    $    117,889    $   (175,200)   $    (29,120)
       4,389           2,316           1,379              --          (3,385)         (8,575)     (1,465,682)     (1,305,504)

      32,195          36,898             799              --         (70,998)         36,631       1,621,960       2,953,220
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      26,679          38,865           1,873              --          78,636         145,945         (18,922)      1,618,596
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     109,276         120,204          16,399              --         663,195         478,233         278,884         194,913

      65,327         191,443          90,585              --       2,961,552         447,117         164,953         209,936
          --              --              --              --              --              --              --         111,568
        (225)            (71)            (20)             --            (990)           (502)         (7,594)         (9,182)
     (22,216)        (20,304)         (3,208)             --        (194,091)        (51,609)     (1,133,507)       (916,199)

     (10,434)        (19,655)           (916)             --        (254,835)       (112,433)     (1,813,506)     (1,329,183)
          --              --              --              --              --              --              --        (111,568)
          --              --              --              --              --         (16,213)       (173,761)        (86,543)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     141,728         271,617         102,840              --       3,174,831         744,593      (2,684,531)     (1,936,258)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     168,407         310,482         104,713              --       3,253,467         890,538      (2,703,453)       (317,662)



     477,526         167,044              --              --       2,116,835       1,226,297      20,372,588      20,690,250
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    645,933    $    477,526    $    104,713    $         --    $  5,370,302    $  2,116,835    $ 17,669,135    $ 20,372,588
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      STYLE                           STYLE
                                                  FOCUS SERIES:                   FOCUS SERIES:                   TRAVELERS
                                                    SMALL CAP                       SMALL CAP                      MANAGED
                                                 GROWTH PORTFOLIO                VALUE PORTFOLIO              INCOME PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (128)   $        --    $      (176)   $        --    $   405,073    $   650,569
  Realized gain (loss) ..................           447             --            389             --       (129,690)      (103,704)
  Change in unrealized gain (loss)
    on investments ......................           616             --          1,522             --       (326,892)      (296,869)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........           935             --          1,735             --        (51,509)       249,996
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        20,231             --         27,606             --        761,037      1,061,922
  Participant transfers from other
    funding options .....................           920             --         16,422             --        727,358      1,380,654
  Growth rate intra-fund transfers in ...            --             --             --             --             --         32,802
  Administrative charges ................            (4)            --            (13)            --         (4,752)        (5,373)
  Contract surrenders ...................            --             --             --             --       (708,387)    (1,020,771)
  Participant transfers to other
    funding options .....................            --             --             --             --     (1,225,028)    (2,461,001)
  Growth rate intra-fund transfers out ..            --             --             --             --             --        (32,802)
  Other receipts/(payments) .............            --             --             --             --       (369,928)       (59,831)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        21,147             --         44,015             --       (819,700)    (1,104,400)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        22,082             --         45,750             --       (871,209)      (854,404)


NET ASSETS:
    Beginning of year ...................            --             --             --             --     21,422,848     22,277,252
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    22,082    $        --    $    45,750    $        --    $20,551,639    $21,422,848
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                         SB ADJUSTABLE
          TRAVELERS                   U.S. GOVERNMENT                     VAN KAMPEN                      RATE INCOME
           QUALITY                      SECURITIES                        ENTERPRISE                      PORTFOLIO -
       BOND PORTFOLIO                    PORTFOLIO                         PORTFOLIO                    CLASS I SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (96,096)   $    231,487    $       (818)   $        (41)   $    (56,605)   $    (42,623)   $     51,528    $      5,633
     (44,563)        (18,747)          2,343             351        (490,505)       (518,979)          1,163             793

     146,156         (74,066)            580              --         775,026         640,018         (33,763)        (14,494)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       5,497         138,674           2,105             310         227,916          78,416          18,928          (8,068)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      75,506          86,759              --              --           1,002           1,651         191,899       1,709,551

     119,178         395,796         199,890          16,368          60,107          96,379       1,249,952       2,351,665
          --          35,473              --              --              --              --              --              --
      (3,338)         (4,129)            (21)             (4)         (1,723)         (2,073)           (697)           (322)
    (547,980)       (668,845)        (71,476)             --        (313,254)       (186,781)        (67,651)        (22,189)

    (965,996)     (1,568,804)        (83,017)        (16,674)       (299,852)       (322,810)       (540,665)     (1,211,666)
          --         (35,473)             --              --              --              --              --              --
     (63,529)       (130,192)             --              --         (14,333)        (57,711)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (1,386,159)     (1,889,415)         45,376            (310)       (568,053)       (471,345)        832,838       2,827,039
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (1,380,662)     (1,750,741)         47,481              --        (340,137)       (392,929)        851,766       2,818,971



   7,226,668       8,977,409              --              --       4,194,175       4,587,104       3,010,168         191,197
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  5,846,006    $  7,226,668    $     47,481    $         --    $  3,854,038    $  4,194,175    $  3,861,934    $  3,010,168
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                               SMITH BARNEY
                                                   SMITH BARNEY                  SMITH BARNEY                  INTERNATIONAL
                                                    AGGRESSIVE                    HIGH INCOME                     ALL CAP
                                                 GROWTH PORTFOLIO                  PORTFOLIO                 GROWTH PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $(1,153,406)   $(1,119,055)   $ 1,311,612    $ 1,476,133    $   (10,269)   $   (38,055)
  Realized gain (loss) ..................       591,291        186,865        (60,242)       (40,074)       260,344        654,548
  Change in unrealized gain (loss)
    on investments ......................     7,267,441      6,506,379     (1,083,110)       278,396        263,921        258,272
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........     6,705,326      5,574,189        168,260      1,714,455        513,996        874,765
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,476,399      2,976,689        877,262      2,430,109           (259)        20,662
  Participant transfers from other
    funding options .....................     2,384,487      8,298,718      1,221,503      3,644,491         75,271      2,982,390
  Growth rate intra-fund transfers in ...        37,731        412,419          6,787             --             --             --
  Administrative charges ................       (29,749)       (30,403)        (5,169)        (5,222)        (2,309)        (2,499)
  Contract surrenders ...................    (3,585,593)    (2,536,073)    (1,066,938)      (830,836)      (458,127)      (266,952)
  Participant transfers to other
    funding options .....................    (5,516,432)    (8,174,437)    (2,631,499)    (3,892,932)      (408,100)    (3,934,016)
  Growth rate intra-fund transfers out ..       (37,731)      (412,426)        (6,787)            --             --             --
  Other receipts/(payments) .............      (958,675)      (489,165)      (348,946)      (572,620)      (122,458)      (339,104)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (6,229,563)        45,322     (1,953,787)       772,990       (915,982)    (1,539,519)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       475,763      5,619,511     (1,785,527)     2,487,445       (401,986)      (664,754)


NET ASSETS:
    Beginning of year ...................    74,443,386     68,823,875     22,742,650     20,255,205      5,866,844      6,531,598
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $74,919,149    $74,443,386    $20,957,123    $22,742,650    $ 5,464,858    $ 5,866,844
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                        SMITH BARNEY
        SMITH BARNEY                       LARGE                        SMITH BARNEY                    SMITH BARNEY
          LARGE CAP                    CAPITALIZATION                     MID CAP                          MONEY
       VALUE PORTFOLIO                GROWTH PORTFOLIO                 CORE PORTFOLIO                 MARKET PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     (7,074)   $     56,074    $   (552,190)   $   (494,447)   $   (193,800)   $   (307,481)   $    336,341    $   (218,868)
    (143,871)       (258,726)       (148,148)       (190,407)      1,869,250         108,566              --              --

     923,548       1,831,117       1,969,742          77,808        (421,374)      1,873,872              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     772,603       1,628,465       1,269,404        (607,046)      1,254,076       1,674,957         336,341        (218,868)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       5,002           6,042         619,030       1,007,245         104,807         342,041       2,156,297       1,274,011

     105,539         374,961       1,266,646       2,014,730         483,888       1,001,265       9,093,721      19,468,740
          --              --          27,150         245,311              --          26,443              --          17,805
      (4,568)         (5,509)        (14,020)        (15,550)         (7,068)         (7,688)         (8,255)         (9,548)
  (1,295,043)     (1,278,830)     (2,137,914)     (1,626,579)     (1,159,273)       (987,056)     (4,148,929)     (4,362,672)

  (1,642,356)       (729,521)     (2,853,677)     (2,742,772)     (1,567,422)     (1,302,902)    (10,274,017)    (20,151,989)
          --              --         (27,150)       (245,318)             --         (26,443)             --         (17,805)
    (383,686)       (198,277)       (580,694)       (422,206)       (168,397)       (200,261)       (352,651)       (511,315)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (3,215,112)     (1,831,134)     (3,700,629)     (1,785,139)     (2,313,465)     (1,154,601)     (3,533,834)     (4,292,773)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (2,442,509)       (202,669)     (2,431,225)     (2,392,185)     (1,059,389)        520,356      (3,197,493)     (4,511,641)



  19,458,488      19,661,157      40,896,547      43,288,732      20,749,597      20,229,241      29,631,531      34,143,172
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 17,015,979    $ 19,458,488    $ 38,465,322    $ 40,896,547    $ 19,690,208    $ 20,749,597    $ 26,434,038    $ 29,631,531
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     COMSTOCK                       EMERGING                    ENTERPRISE
                                                   PORTFOLIO -                 GROWTH PORTFOLIO -               PORTFOLIO -
                                                 CLASS II SHARES                 CLASS I SHARES               CLASS II SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (28,138)   $   (33,703)   $  (209,959)   $  (285,154)   $    (5,490)   $    (7,874)
  Realized gain (loss) ..................       254,540         92,645     (1,955,637)    (3,026,376)        11,652          1,855
  Change in unrealized gain (loss)
    on investments ......................      (122,050)       536,940      3,119,438      4,171,388         21,032         15,654
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       104,352        595,882        953,842        859,858         27,194          9,635
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         6,637         58,277         32,249         87,471             --            105
  Participant transfers from other
    funding options .....................       465,189        281,117        381,098        198,037         24,304          1,965
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................        (1,170)        (1,099)        (7,880)        (9,222)           (45)           (53)
  Contract surrenders ...................      (282,735)      (164,651)      (983,450)      (836,986)       (30,795)       (28,068)
  Participant transfers to other
    funding options .....................      (156,722)      (345,843)    (1,695,583)    (2,539,521)        (8,486)       (14,007)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............      (132,123)       (16,988)      (155,595)      (454,829)       (63,168)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (100,924)      (189,187)    (2,429,161)    (3,555,050)       (78,190)       (40,058)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets         3,428        406,695     (1,475,319)    (2,695,192)       (50,996)       (30,423)


NET ASSETS:
    Beginning of year ...................     4,340,479      3,933,784     17,716,677     20,411,869        517,616        548,039
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 4,343,907    $ 4,340,479    $16,241,358    $17,716,677    $   466,620    $   517,616
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        SMITH BARNEY
          SMALL CAP                                                                                    DYNAMIC CAPITAL
           GROWTH                        CONTRAFUND(R)                   CONTRAFUND(R)                   APPRECIATION
        OPPORTUNITIES                    PORTFOLIO -                     PORTFOLIO -                     PORTFOLIO -
          PORTFOLIO                     SERVICE CLASS                  SERVICE CLASS 2                 SERVICE CLASS 2
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (51,300)   $    (37,376)   $   (320,450)   $   (241,526)   $    (94,935)   $    (72,251)   $     (3,112)   $     (2,733)
     342,057         140,622         243,563          13,359         164,015         107,125           2,457             948

    (194,897)        225,629       3,390,759       2,634,480         897,894         688,591          33,212          (1,994)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      95,860         328,875       3,313,872       2,406,313         966,974         723,465          32,557          (3,779)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     190,339         404,732       1,146,045       1,219,964          21,768         112,423           1,860           5,650

     264,676         859,112       3,646,858       1,580,386       1,885,670         512,368         111,871          45,908
          --              --              --           9,323              --          41,956              --          29,324
        (656)           (503)         (7,001)         (6,392)         (2,900)         (2,947)           (144)           (140)
     (77,678)        (53,001)     (1,005,748)       (706,324)       (432,744)       (152,709)         (5,040)         (6,907)

    (160,284)       (449,048)       (997,034)       (959,436)       (239,257)       (218,406)        (10,169)         (1,745)
          --              --              --          (9,323)             --         (41,956)             --         (29,324)
      (4,694)       (278,737)       (228,173)       (234,346)        (35,943)       (458,841)         (4,915)        (13,550)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     211,703         482,555       2,554,947         893,852       1,196,594        (208,112)         93,463          29,216
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     307,563         811,430       5,868,819       3,300,165       2,163,568         515,353         126,020          25,437



   2,797,683       1,986,253      20,698,491      17,398,326       6,075,418       5,560,065         175,074         149,637
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  3,105,246    $  2,797,683    $ 26,567,310    $ 20,698,491    $  8,238,986    $  6,075,418    $    301,094    $    175,074
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 For the years ended December 31, 2005 and 2004

                                                       MID CAP
                                                     PORTFOLIO -
                                                   SERVICE CLASS 2
                                            ----------------------------
                                                 2005            2004
                                                 ----            ----
OPERATIONS:
  Net investment income (loss) ..........   $   (234,268)   $   (151,655)
  Realized gain (loss) ..................        606,899         122,667
  Change in unrealized gain (loss)
    on investments ......................      1,851,840       2,157,348
                                            ------------    ------------

    Net increase (decrease) in net assets
      resulting from operations .........      2,224,471       2,128,360
                                            ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        715,904       1,090,346
  Participant transfers from other
    funding options .....................      3,648,712       3,177,211
  Growth rate intra-fund transfers in ...         12,447              --
  Administrative charges ................         (3,886)         (2,425)
  Contract surrenders ...................       (793,435)       (480,550)
  Participant transfers to other
    funding options .....................     (1,049,444)       (580,268)
  Growth rate intra-fund transfers out ..        (12,447)             --
  Other receipts/(payments) .............        (88,256)         (2,713)
                                            ------------    ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      2,429,595       3,201,601
                                            ------------    ------------

    Net increase (decrease) in net assets      4,654,066       5,329,961


NET ASSETS:
    Beginning of year ...................     12,314,707       6,984,746
                                            ------------    ------------
    End of year .........................   $ 16,968,773    $ 12,314,707
                                            ============    ============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

The Travelers Fund BD IV for Variable Annuities ("Fund BD IV") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of MetLife, and is available for funding certain variable annuity contracts issued by The Company. Fund BD IV, established on March 27, 1997, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Fund BD IV are Travelers Index Annuity, Travelers Vintage XTRA Annuity, Travelers Life & Annuity Vintage (Series II), Travelers Protected Equity Portfolio and Travelers Portfolio Architect XTRA Annuity.

Participant purchase payments applied to Fund BD IV are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Fund BD IV were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF - Appreciation Portfolio - Initial Shares
         Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     FAM Variable Series Funds, Inc., Maryland business trust
         Mercury Global Allocation V.I. Fund - Class III (Formerly Merrill Lynch
           Global Allocation V.I. Fund - Class III)
         Mercury Value Opportunities V.I. Fund - Class III (Formerly Merrill
          Lynch Value Opportunities V.I. Fund - Class III)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Income Securities Fund - Class II Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
           (Formerly Franklin Small Cap Fund - Class 2 Shares)
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio

     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company (continued)
         Equity Index Portfolio - Class I Shares
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
     Scudder Investments VIT Funds, Massachusetts business trust
         Small Cap Index Fund - Class A Shares
     Smith Barney Investment Series, Massachusetts business trust
         Smith Barney Dividend Strategy Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Managed Allocation Series: Aggressive Portfolio
         Managed Allocation Series: Conservative Portfolio
         Managed Allocation Series: Moderate Portfolio
         Managed Allocation Series: Moderate-Aggressive Portfolio
         Managed Allocation Series: Moderate-Conservative Portfolio

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company (continued)
         Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap Core
           Portfolio)
         MFS Mid Cap Growth Portfolio
         MFS Total Return Portfolio
         MFS Value Portfolio
         Mondrian International Stock Portfolio (Formerly Lazard International
           Stock Portfolio)
         Pioneer Fund Portfolio
         Pioneer Mid Cap Value Portfolio
         Pioneer Strategic Income Portfolio
         Strategic Equity Portfolio
         Style Focus Series: Small Cap Growth Portfolio
         Style Focus Series: Small Cap Value Portfolio
         Travelers Managed Income Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
         Van Kampen Enterprise Portfolio
     Travelers Series Fund Inc., Maryland business trust
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Social Awareness Stock Portfolio *
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

     * No assets for the period

New Funds in 2005 included above:

Franklin Income Securities Fund - Class II Shares                     Franklin Templeton Variable Insurance       5/2/2005
                                                                        Products Trust
Managed Allocation Series: Aggressive Portfolio                       The Travelers Series Trust                  5/2/2005
Managed Allocation Series: Conservative Portfolio                     The Travelers Series Trust                  5/2/2005
Managed Allocation Series: Moderate Portfolio                         The Travelers Series Trust                  5/2/2005
Managed Allocation Series: Moderate-Aggressive Portfolio              The Travelers Series Trust                  5/2/2005
Managed Allocation Series: Moderate-Conservative Portfolio            The Travelers Series Trust                  5/2/2005
Pioneer Mid Cap Value Portfolio                                       The Travelers Series Trust                  5/2/2005
Style Focus Series: Small Cap Growth Portfolio                        The Travelers Series Trust                  5/2/2005
Style Focus Series: Small Cap Value Portfolio                         The Travelers Series Trust                  5/2/2005

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Fund BD IV or shares of Fund BD IV's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Fund BD IV product(s) offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Fund BD IV in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Fund BD IV form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Fund BD IV. Fund BD IV is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Fund BD IV adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            (ESP)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
      - Guaranteed Minimum Accumulations Benefit, if elected by the contract owner (GMAB)
      -     Principal Protection Fees, if elected by the contract owner (PP)

The table below displays separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S), Enhanced (E), Annual Step-Up (SU), and Roll-up (R) Death Benefit (Dth Ben) designations:

--------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD IV
--------------------------------------------------------------------------------



                                          Dth
      Separate Account Charge (1)         Ben  Product
--------------------------------------------------------------------------------
Separate Account Charge 1.40%              S   Index Annuity
                                           S   Portfolio Architect XTRA
                                           S   Vintage XTRA

Separate Account Charge 1.55%              S   Vintage XTRA (Series II)

Separate Account Charge 1.60% (A)          S   Portfolio Architect XTRA
                                           S   Vintage XTRA
Separate Account Charge 1.60% (B)          E   Index Annuity
                                           E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 1.65%             SU   Vintage XTRA (Series II)
                                           S   Portfolio Architect XTRA
                                           S   Vintage XTRA

Separate Account Charge 1.70%              S   Vintage XTRA (Series II)

Separate Account Charge 1.80% (A)          S   Portfolio Architect XTRA
                                           S   Vintage XTRA

Separate Account Charge 1.80% (B)          E   Portfolio Architect XTRA
                                           E   Vintage XTRA
                                           S   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)

Separate Account Charge 1.85%              R   Vintage XTRA (Series II)
                                           S   Portfolio Architect XTRA
                                           S   Vintage XTRA
                                           E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 1.90%             SU   Vintage XTRA (Series II)
                                           S   Portfolio Architect XTRA
                                           S   Vintage XTRA

Separate Account Charge 1.95%              S   Vintage XTRA (Series II)
                                           S   Vintage XTRA (Series II)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                          ------------------------------------------------------------------------------------------
                                                              Optional Features
                                                              ---------------------                                           Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB      PP (2)  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%             1.25%      0.15%                                                                     1.40%
                                          1.25%      0.15%                                                                     1.40%
                                          1.25%      0.15%                                                                     1.40%

Separate Account Charge 1.55%             1.40%      0.15%                                                                     1.55%

Separate Account Charge 1.60% (A)         1.25%      0.15%      0.20%                                                          1.60%
                                          1.25%      0.15%      0.20%                                                          1.60%
Separate Account Charge 1.60% (B)         1.45%      0.15%                                                                     1.60%
                                          1.45%      0.15%                                                                     1.60%
                                          1.45%      0.15%                                                                     1.60%

Separate Account Charge 1.65%             1.50%      0.15%                                                                     1.65%
                                          1.25%      0.15%                                      0.25%                          1.65%
                                          1.25%      0.15%                                      0.25%                          1.65%

Separate Account Charge 1.70%             1.40%      0.15%      0.15%                                                          1.70%

Separate Account Charge 1.80% (A)         1.25%      0.15%                 0.40%                                               1.80%
                                          1.25%      0.15%                 0.40%                                               1.80%

Separate Account Charge 1.80% (B)         1.45%      0.15%      0.20%                                                          1.80%
                                          1.45%      0.15%      0.20%                                                          1.80%
                                          1.40%      0.15%                                      0.25%                          1.80%
                                          1.50%      0.15%      0.15%                                                          1.80%

Separate Account Charge 1.85%             1.70%      0.15%                                                                     1.85%
                                          1.25%      0.15%      0.20%                           0.25%                          1.85%
                                          1.25%      0.15%      0.20%                           0.25%                          1.85%
                                          1.45%      0.15%                                      0.25%                          1.85%
                                          1.45%      0.15%                                      0.25%                          1.85%

Separate Account Charge 1.90%             1.50%      0.15%                                      0.25%                          1.90%
                                          1.25%      0.15%                           0.50%                                     1.90%
                                          1.25%      0.15%                           0.50%                                     1.90%

Separate Account Charge 1.95%             1.40%      0.15%                 0.40%                                               1.95%
                                          1.40%      0.15%      0.15%                           0.25%                          1.95%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD IV
--------------------------------------------------------------------------------



                                          Dth
      Separate Account Charge (1)         Ben  Product
--------------------------------------------------------------------------------
Separate Account Charge 2.00% (A)          S   Portfolio Architect XTRA
                                           S   Vintage XTRA
Separate Account Charge 2.00% (B)          E   Portfolio Architect XTRA
                                           E   Vintage XTRA
                                           R   Vintage XTRA (Series II)

Separate Account Charge 2.05%              S   Vintage XTRA (Series II)
                                           S   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
                                           E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 2.10%              S   Vintage XTRA (Series II)
                                           R   Vintage XTRA (Series II)
                                           S   Portfolio Architect XTRA
                                           S   Vintage XTRA
                                           E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 2.15% (B)         SU   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)

Separate Account Charge 2.20% (A)          S   Vintage XTRA (Series II)
                                           S   Index Annuity
                                           S   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
Separate Account Charge 2.20% (B)          E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 2.25% (A)          R   Vintage XTRA (Series II)
                                           S   Index Annuity
Separate Account Charge 2.25% (B)          R   Vintage XTRA (Series II)

Separate Account Charge 2.30% (B)          E   Portfolio Architect XTRA
                                           E   Vintage XTRA
                                          SU   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                          ------------------------------------------------------------------------------------------
                                                              Optional Features
                                                              ---------------------                                           Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB      PP (2)  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.00% (A)         1.25%      0.15%      0.20%      0.40%                                               2.00%
                                          1.25%      0.15%      0.20%      0.40%                                               2.00%
Separate Account Charge 2.00% (B)         1.45%      0.15%                 0.40%                                               2.00%
                                          1.45%      0.15%                 0.40%                                               2.00%
                                          1.70%      0.15%      0.15%                                                          2.00%

Separate Account Charge 2.05%             1.40%      0.15%                           0.50%                                     2.05%
                                          1.40%      0.15%                                                  0.50%              2.05%
                                          1.50%      0.15%                 0.40%                                               2.05%
                                          1.50%      0.15%      0.15%                           0.25%                          2.05%
                                          1.45%      0.15%      0.20%                           0.25%                          2.05%
                                          1.45%      0.15%      0.20%                           0.25%                          2.05%

Separate Account Charge 2.10%             1.40%      0.15%      0.15%      0.40%                                               2.10%
                                          1.70%      0.15%                                      0.25%                          2.10%
                                          1.25%      0.15%      0.20%                0.50%                                     2.10%
                                          1.25%      0.15%      0.20%                0.50%                                     2.10%
                                          1.45%      0.15%                           0.50%                                     2.10%
                                          1.45%      0.15%                           0.50%                                     2.10%

Separate Account Charge 2.15% (B)         1.50%      0.15%                           0.50%                                     2.15%
                                          1.50%      0.15%                                                  0.50%              2.15%

Separate Account Charge 2.20% (A)         1.40%      0.15%      0.15%                0.50%                                     2.20%
                                          1.25%      0.15%                                                             0.80%   2.20%
                                          1.40%      0.15%      0.15%                                       0.50%              2.20%
                                          1.50%      0.15%      0.15%      0.40%                                               2.20%
Separate Account Charge 2.20% (B)         1.45%      0.15%      0.20%      0.40%                                               2.20%
                                          1.45%      0.15%      0.20%      0.40%                                               2.20%

Separate Account Charge 2.25% (A)         1.70%      0.15%      0.15%                           0.25%                          2.25%
                                          1.25%      0.15%                                                             0.85%   2.25%
Separate Account Charge 2.25% (B)         1.70%      0.15%                 0.40%                                               2.25%

Separate Account Charge 2.30% (B)         1.45%      0.15%      0.20%                0.50%                                     2.30%
                                          1.45%      0.15%      0.20%                0.50%                                     2.30%
                                          1.50%      0.15%      0.15%                0.50%                                     2.30%
                                          1.50%      0.15%      0.15%                                       0.50%              2.30%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD IV
--------------------------------------------------------------------------------



                                          Dth
      Separate Account Charge (1)         Ben  Product
--------------------------------------------------------------------------------
Separate Account Charge 2.35% (A)          S   Index Annuity
                                               Protected Equity Portfolio

Separate Account Charge 2.35% (B)          R   Vintage XTRA (Series II)
                                           R   Vintage XTRA (Series II)

Separate Account Charge 2.40% (A)          S   Index Annuity
                                           R   Vintage XTRA (Series II)
Separate Account Charge 2.40% (C)          E   Index Annuity

Separate Account Charge 2.45%              E   Index Annuity

Separate Account Charge 2.50% (A)          R   Vintage XTRA (Series II)
                                           S   Index Annuity
Separate Account Charge 2.50% (B)          R   Vintage XTRA (Series II)

Separate Account Charge 2.55% (A)          E   Index Annuity
Separate Account Charge 2.55% (B)          S   Index Annuity

Separate Account Charge 2.60%              E   Index Annuity

Separate Account Charge 2.70%              E   Index Annuity

Separate Account Charge 2.75% (A)          E   Index Annuity
Separate Account Charge 2.75% (B)          S   Index Annuity

Separate Account Charge 2.85%              S   Index Annuity

Separate Account Charge 2.90%              S   Index Annuity
Separate Account Charge 2.90%                  Protected Equity Portfolio

Separate Account Charge 2.95%              E   Index Annuity

Separate Account Charge 3.05% (A)          E   Index Annuity
Separate Account Charge 3.05% (B)          S   Index Annuity

Separate Account Charge 3.10%              E   Index Annuity
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                          ------------------------------------------------------------------------------------------
                                                              Optional Features
                                                              ---------------------                                           Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB      PP (2)  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.35% (A)         1.25%      0.15%                                                             0.95%   2.35%
                                          1.25%      0.15%                                                             0.95%   2.35%

Separate Account Charge 2.35% (B)         1.70%      0.15%                                                  0.50%              2.35%
                                          1.70%      0.15%                           0.50%                                     2.35%

Separate Account Charge 2.40% (A)         1.25%      0.15%                                                             1.00%   2.40%
                                          1.70%      0.15%      0.15%      0.40%                                               2.40%
Separate Account Charge 2.40% (C)         1.45%      0.15%                                                             0.80%   2.40%

Separate Account Charge 2.45%             1.45%      0.15%                                                             0.85%   2.45%

Separate Account Charge 2.50% (A)         1.70%      0.15%      0.15%                0.50%                                     2.50%
                                          1.25%      0.15%                                                             1.10%   2.50%
Separate Account Charge 2.50% (B)         1.70%      0.15%      0.15%                                       0.50%              2.50%

Separate Account Charge 2.55% (A)         1.45%      0.15%                                                             0.95%   2.55%
Separate Account Charge 2.55% (B)         1.25%      0.15%                                                             1.15%   2.55%

Separate Account Charge 2.60%             1.45%      0.15%                                                             1.00%   2.60%

Separate Account Charge 2.70%             1.45%      0.15%                                                             1.10%   2.70%

Separate Account Charge 2.75% (A)         1.45%      0.15%                                                             1.15%   2.75%
Separate Account Charge 2.75% (B)         1.25%      0.15%                                                             1.35%   2.75%

Separate Account Charge 2.85%             1.25%      0.15%                                                             1.45%   2.85%

Separate Account Charge 2.90%             1.25%      0.15%                                                             1.50%   2.90%
Separate Account Charge 2.90%             1.25%      0.15%                                                             1.50%   2.90%

Separate Account Charge 2.95%             1.45%      0.15%                                                             1.35%   2.95%

Separate Account Charge 3.05% (A)         1.45%      0.15%                                                             1.45%   3.05%
Separate Account Charge 3.05% (B)         1.25%      0.15%                                                             1.65%   3.05%

Separate Account Charge 3.10%             1.45%      0.15%                                                             1.50%   3.10%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD IV
--------------------------------------------------------------------------------



                                          Dth
      Separate Account Charge (1)         Ben  Product
--------------------------------------------------------------------------------
Separate Account Charge 3.20%              S   Index Annuity

Separate Account Charge 3.25%              E   Index Annuity

Separate Account Charge 3.30%              S   Index Annuity

Separate Account Charge 3.40% (A)          S   Index Annuity
Separate Account Charge 3.40% (B)          E   Index Annuity

Separate Account Charge 3.50% (A)          E   Index Annuity
Separate Account Charge 3.50% (B)              Protected Equity Portfolio

Separate Account Charge 3.60%              E   Index Annuity
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                          ------------------------------------------------------------------------------------------
                                                              Optional Features
                                                              ---------------------                                           Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB      PP (2)  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 3.20%             1.25%      0.15%                                                             1.80%   3.20%

Separate Account Charge 3.25%             1.45%      0.15%                                                             1.65%   3.25%

Separate Account Charge 3.30%             1.25%      0.15%                                                             1.90%   3.30%

Separate Account Charge 3.40% (A)         1.25%      0.15%                                                             2.00%   3.40%
Separate Account Charge 3.40% (B)         1.45%      0.15%                                                             1.80%   3.40%

Separate Account Charge 3.50% (A)         1.45%      0.15%                                                             1.90%   3.50%
Separate Account Charge 3.50% (B)         1.25%      0.15%                                                             2.10%   3.50%

Separate Account Charge 3.60%             1.45%      0.15%                                                             2.00%   3.60%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.
(2) The Travelers Index Annuity product offers an optional feature, Principal Protection Guarantee, for an annual insurance charge of up to 2.00%. If this is selected, and money is withdrawn prior to the maturity date, there is no refund of the charge and The Company may deduct an additional Principal Protection Cancellation Charge of up to 4%.

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover contract administrative charges as follows:

--------------------------------------------------------------------------------
Product                               Administrative Charge
--------------------------------------------------------------------------------
Portfolio Architect XTRA              $40 for contract values less than $100,000
Vintage XTRA                          $40 for contract values less than $100,000
Vintage XTRA (Series II)              $40 for contract values less than $100,000
Index Annuity (Std DB)                $30 for contract values less than $50,000
Protected Equity Portfolio            $30 for contract values less than $50,000
--------------------------------------------------------------------------------

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments and any associated Purchase Payment Credits are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and are listed directly below:

--------------------------------------------------------------------------------
                                 Withdrawal/Surrender Charges (as a percentage
Product                          of the amount withdrawn)
--------------------------------------------------------------------------------
Portfolio Architect XTRA         Up to 8% decreasing to 0% in years 10 and later
Vintage XTRA                     Up to 8% decreasing to 0% in years 10 and later
Vintage XTRA (Series II)         Up to 8% decreasing to 0% in years 10 and later
Index Annuity (Std DB)           Up to 6% decreasing to 0% in years 9 and later
Protected Equity Portfolio       Up to 9% decreasing to 0% in years 10 and later
--------------------------------------------------------------------------------

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS AND/OR LIQUIDATIONS

Effective July 25, 2005, The Scudder Investment VIT Funds: EAFE Equity Index Fund - Class A Shares was liquidated.

Effective  February 25, 2005, The Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

5. STATEMENT OF INVESTMENTS                                                          FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET        COST OF        PROCEEDS
                                                                            SHARES          VALUE       PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (0.4%)
    Total (Cost $7,683,634)                                                   105,865   $  8,287,102   $    831,253   $  1,112,022
                                                                         ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $341,623)                                                      34,363        345,005        415,754         96,821
                                                                         ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $115,243)                                                       6,860        117,992         74,853          1,109
                                                                         ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (0.6%)
    Total (Cost $12,453,284)                                               12,453,284     12,453,284     11,205,628     10,062,407
                                                                         ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS (0.1%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $2,075,133)                                                    98,677      2,202,468         43,050        236,797
                                                                         ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.2%)
  AllianceBernstein Growth and Income Portfolio - Class B
    (Cost $2,382,027)                                                         119,256      2,939,650        747,158        262,000
  AllianceBernstein Large-Cap Growth Portfolio - Class B
    (Cost $30,529,961)                                                        895,673     23,771,150        456,222      5,048,640
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $32,911,988)                                                1,014,929     26,710,800      1,203,380      5,310,640
                                                                         ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (15.0%)
  Global Growth Fund - Class 2 Shares (Cost $53,337,429)                    3,190,594     62,280,400      5,435,105      3,949,524
  Growth Fund - Class 2 Shares (Cost $125,682,070)                          2,327,108    137,252,829     12,350,353      5,848,901
  Growth-Income Fund - Class 2 Shares (Cost $107,580,003)                   3,354,986    127,892,066     11,980,121      5,183,186
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $286,599,502)                                               8,872,688    327,425,295     29,765,579     14,981,611
                                                                         ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $679,512)                                                      64,062      1,077,515        188,097        238,128
                                                                         ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.3%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $4,514,145)                                                   306,435      5,751,777      1,841,602      1,251,052
                                                                         ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (0.3%)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    (Cost $1,359,649)                                                          42,144      1,563,964         78,871        418,026
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $4,341,088)                                                         113,124      4,972,916         81,266        898,120
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $5,700,737)                                                   155,268      6,536,880        160,137      1,316,146
                                                                         ------------   ------------   ------------   ------------

FAM VARIABLE SERIES FUNDS, INC. (0.1%)
  Mercury Global Allocation V.I. Fund - Class III (Cost $583,933)              50,073        623,415        457,043         60,517
  Mercury Value Opportunities V.I. Fund - Class III (Cost $1,645,837)         203,698      1,216,078      1,291,522        152,301
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $2,229,770)                                                   253,771      1,839,493      1,748,565        212,818
                                                                         ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (2.6%)
  Franklin Income Securities Fund - Class II Shares (Cost $2,017,718)         130,202      1,994,694      2,026,372          8,509
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
    (Cost $10,430,741)                                                        497,712     10,133,425        442,300      1,413,843
  Mutual Shares Securities Fund - Class 2 Shares (Cost $8,433,757)            574,856     10,445,130      2,978,579        843,308
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $5,298,349)                                                         637,543      6,949,216      3,205,480        509,488
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $18,881,412)     1,519,030     23,727,245      5,254,077      1,413,674
  Templeton Growth Securities Fund - Class 2 Shares (Cost $3,870,413)         325,645      4,497,154      2,736,173        447,120
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $48,932,390)                                                3,684,988     57,746,864     16,642,981      4,635,942
                                                                         ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                NO. OF          MARKET         COST OF        PROCEEDS
                                                                           SHARES          VALUE         PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
GREENWICH STREET SERIES FUND (45.4%)
  Appreciation Portfolio (Cost $23,317,907)                                 1,104,492   $ 26,761,844   $  2,112,740   $  2,961,470
  Diversified Strategic Income Portfolio (Cost $17,319,794)                 1,844,857     16,622,158      1,396,864      2,577,490
  Equity Index Portfolio - Class I Shares (Cost $824,932,897)              28,818,976    875,520,501     20,999,983     59,851,844
  Equity Index Portfolio - Class II Shares (Cost $23,165,392)                 803,359     24,422,120      1,720,373      4,545,525
  Fundamental Value Portfolio (Cost $42,393,348)                            2,186,802     45,113,719      3,959,095      7,071,851
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $1,062,676)                                                          57,616      1,344,178        310,291        205,946
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $605,869)                                                           148,306        751,910         52,901        160,727
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $932,797,883)                                              34,964,408    990,536,430     30,552,247     77,374,853
                                                                         ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (0.8%)
  Balanced Portfolio - Service Shares (Cost $4,216,224)                       176,160      4,689,375        201,703      1,157,686
  Global Life Sciences Portfolio - Service Shares (Cost $1,503,728)           187,903      1,661,061         22,590        409,889
  Global Technology Portfolio - Service Shares (Cost $1,571,290)              257,022      1,017,806         71,636        343,819
  Mid Cap Growth Portfolio - Service Shares (Cost $5,286,493)                 231,788      6,585,090        473,807        867,906
  Worldwide Growth Portfolio - Service Shares (Cost $2,533,014)                97,850      2,716,328         71,808        825,371
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $15,110,749)                                                  950,723     16,669,660        841,544      3,604,671
                                                                         ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.2%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $3,636,670)                                                   241,081      3,932,028      1,483,656        332,423
                                                                         ------------   ------------   ------------   ------------

LORD ABBETT SERIES FUND, INC. (0.9%)
  Growth and Income Portfolio (Cost $7,007,729)                               277,727      7,265,326      3,523,125        637,825
  Mid-Cap Value Portfolio (Cost $10,669,036)                                  564,264     11,900,320      4,833,661        777,223
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $17,676,765)                                                  841,991     19,165,646      8,356,786      1,415,048
                                                                         ------------   ------------   ------------   ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $95,798)                                                        4,584         99,146         82,557          1,098
                                                                         ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (2.7%)
  Real Return Portfolio - Administrative Class (Cost $7,175,529)              565,801      7,180,012      2,897,874      1,330,698
  Total Return Portfolio - Administrative Class (Cost $51,670,760)          5,053,422     51,747,041      6,886,169      5,843,499
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $58,846,289)                                                5,619,223     58,927,053      9,784,043      7,174,197
                                                                         ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (0.8%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $275,275)            62,933        335,435          6,802         25,998
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $3,217,230)                                                         279,650      4,547,105        747,658      1,048,035
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $9,080,282)          523,241     11,997,909      4,154,087      3,310,944
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $12,572,787)                                                  865,824     16,880,449      4,908,547      4,384,977
                                                                         ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.2%)
  All Cap Fund - Class I (Cost $21,338,344)                                 1,452,054     25,193,140        601,377      3,520,987
  Investors Fund - Class I (Cost $11,975,757)                                 951,979     13,841,776        810,915      2,157,699
  Large Cap Growth Fund - Class I (Cost $833,703)                              77,001        948,651        312,473        146,939
  Small Cap Growth Fund - Class I (Cost $7,010,933)                           572,964      7,815,225      1,440,206      1,201,065
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $41,158,737)                                                3,053,998     47,798,792      3,164,971      7,026,690
                                                                         ------------   ------------   ------------   ------------

SCUDDER INVESTMENTS VIT FUNDS (0.3%)
  EAFE(R) Equity Index Fund - Class A Shares (Cost $0)                             --             --        156,081      2,945,387
  Small Cap Index Fund - Class A Shares (Cost $5,013,585)                     461,575      6,646,679        667,616      1,459,247
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $5,013,585)                                                   461,575      6,646,679        823,697      4,404,634
                                                                         ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                             FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                  NO. OF          MARKET       COST OF        PROCEEDS
                                                                             SHARES          VALUE       PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Dividend Strategy Portfolio (Cost $1,406,337)                  165,879   $  1,441,488   $    483,551   $    143,103
  Smith Barney Premier Selections All Cap Growth Portfolio
    (Cost $1,329,980)                                                         122,180      1,573,680        186,176        318,407
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $2,736,317)                                                   288,059      3,015,168        669,727        461,510
                                                                         ------------   ------------   ------------   ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (3.4%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $30,540,378)                                                      2,288,250     34,872,923      5,369,849      5,127,402
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $25,094,598)                                                      2,037,558     27,405,152      5,700,640      3,169,739
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $7,965,525)                                                         559,629      9,049,207      3,520,523        605,437
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $3,552,625)                                                         265,349      3,882,053        602,828        335,670
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $67,153,126)                                                5,150,786     75,209,335     15,193,840      9,238,248
                                                                         ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (9.7%)
  AIM Capital Appreciation Portfolio (Cost $1,638,423)                        170,788      1,982,847        354,886        210,820
  Convertible Securities Portfolio (Cost $3,382,686)                          292,900      3,470,860        385,257      1,313,771
  Disciplined Mid Cap Stock Portfolio (Cost $2,269,596)                       138,102      3,032,714        355,584        469,804
  Equity Income Portfolio (Cost $21,707,119)                                1,421,352     25,129,502      1,571,750      2,836,381
  Federated High Yield Portfolio (Cost $2,389,591)                            282,934      2,501,137        242,695        885,123
  Federated Stock Portfolio (Cost $832,058)                                    58,715      1,023,995         57,724        217,019
  Large Cap Portfolio (Cost $9,393,404)                                       590,031      8,933,066        710,228      2,259,318
  Managed Allocation Series: Aggressive Portfolio (Cost $102,840)               9,491        106,678        103,512            680
  Managed Allocation Series: Conservative Portfolio (Cost $822,528)            80,506        832,432        830,256          7,784
  Managed Allocation Series: Moderate Portfolio (Cost $1,312,011)             124,092      1,340,198      1,373,407         63,274
  Managed Allocation Series: Moderate-Aggressive Portfolio
    (Cost $2,225,397)                                                         208,853      2,280,672      2,239,894         14,747
  Managed Allocation Series: Moderate-Conservative Portfolio
    (Cost $1,100,008)                                                         106,336      1,125,031      1,106,473          6,501
  Mercury Large Cap Core Portfolio (Cost $8,301,330)                          740,033      7,503,932        483,984      1,104,129
  MFS Emerging Growth Portfolio (Cost $0)                                          --             --         33,352     10,605,851
  MFS Mid Cap Growth Portfolio (Cost $11,355,463)                           1,400,332     11,328,684     10,501,044      2,545,992
  MFS Total Return Portfolio (Cost $77,157,928)                             4,722,877     77,644,102     10,476,877     10,271,162
  MFS Value Portfolio (Cost $2,779,601)                                       225,571      2,806,097      2,323,456        339,940
  Mondrian International Stock Portfolio (Cost $5,242,955)                    512,322      6,404,031      1,196,090        840,664
  Pioneer Fund Portfolio (Cost $562,056)                                       50,664        645,964        174,186         42,332
  Pioneer Mid Cap Value Portfolio (Cost $103,921)                               9,714        104,718        108,556          4,594
  Pioneer Strategic Income Portfolio (Cost $5,504,903)                        575,621      5,370,541      3,697,950        369,862
  Strategic Equity Portfolio (Cost $24,361,678)                               993,248     17,669,882        420,886      3,279,871
  Style Focus Series: Small Cap Growth Portfolio (Cost $21,468)                 1,951         22,083         24,021          2,785
  Style Focus Series: Small Cap Value Portfolio (Cost $44,229)                  4,089         45,752         44,520            305
  Travelers Managed Income Portfolio (Cost $21,978,874)                     1,863,331     20,552,539      2,448,186      2,861,913
  Travelers Quality Bond Portfolio (Cost $5,940,875)                          521,520      5,846,244        154,880      1,636,896
  U.S. Government Securities Portfolio (Cost $46,903)                           3,573         47,483        207,436        162,826
  Van Kampen Enterprise Portfolio (Cost $6,102,544)                           302,765      3,854,200         88,345        712,841
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $216,680,389)                                              15,411,711    211,605,384     41,715,435     43,067,185
                                                                         ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (9.4%)
  SB Adjustable Rate Income Portfolio - Class I Shares
    (Cost $3,910,697)                                                         388,543      3,862,122      1,442,296        557,742
  Smith Barney Aggressive Growth Portfolio (Cost $63,444,335)               5,038,498     74,922,470      1,739,383      9,116,867
  Smith Barney High Income Portfolio (Cost $22,443,986)                     2,939,421     20,958,075      3,423,782      4,065,005
  Smith Barney International All Cap Growth Portfolio
    (Cost $3,913,539)                                                         382,174      5,465,083        195,163      1,121,187
  Smith Barney Large Cap Value Portfolio (Cost $16,945,597)                   899,879     17,016,705        402,618      3,624,078
  Smith Barney Large Capitalization Growth Portfolio
    (Cost $37,157,468)                                                      2,547,482     38,466,981      1,208,801      5,459,961
  Smith Barney Mid Cap Core Portfolio (Cost $17,516,129)                    1,378,926     19,691,063      2,162,359      3,244,439
  Smith Barney Money Market Portfolio (Cost $26,435,170)                   26,435,170     26,435,170     10,127,905     13,301,233
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $191,766,921)                                              40,010,093    206,817,669     20,702,307     40,490,512
                                                                         ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                              FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF          MARKET        COST OF        PROCEEDS
                                                                            SHARES          VALUE        PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
VAN KAMPEN LIFE INVESTMENT TRUST (1.0%)
  Comstock Portfolio - Class II Shares (Cost $3,438,773)                      318,249   $  4,344,099   $    597,613   $    583,121
  Emerging Growth Portfolio - Class I Shares (Cost $24,414,203)               579,866     16,242,046        497,277      3,135,708
  Enterprise Portfolio - Class II Shares (Cost $400,930)                       31,962        466,642         26,537        110,195
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $28,253,906)                                                  930,077     21,052,787      1,121,427      3,829,024
                                                                         ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $2,783,513)                                                   286,476      3,105,396        756,093        300,125
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (2.4%)
  Contrafund(R) Portfolio - Service Class (Cost $20,821,930)                  858,987     26,568,480      3,809,906      1,570,333
  Contrafund(R) Portfolio - Service Class 2 (Cost $6,046,837)                 268,470      8,239,330      1,799,174        696,023
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $251,727)                                                            35,094        301,106        112,860         22,497
  Mid Cap Portfolio - Service Class 2 (Cost $11,459,124)                      489,459     16,969,543      3,775,711      1,365,560
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $38,579,618)                                                1,652,010     52,078,459      9,497,651      3,654,413
                                                                         ------------   ------------   ------------   ------------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                 2005     11,609   0.662 - 1.619      8,287            -    1.40 - 2.20       7.04 - 16.55
                                          2004     12,067   0.571 - 1.395      7,286            -    1.40 - 2.20      16.99 - 17.89
                                          2003     12,776   0.486 - 1.188      6,507         0.05    1.40 - 2.20      15.53 - 23.62
                                          2002     15,059   0.396 - 0.400      6,008         1.46    1.40 - 1.80  (26.39) - (26.06)
                                          2001     20,168   0.538 - 0.541     10,901         0.53    1.40 - 1.80  (27.26) - (13.18)

HIGH YIELD BOND TRUST                     2005        323   1.065 - 1.069        345         0.01    1.40 - 1.60    (0.65) - (0.28)
                                          2004         21           1.068         22        20.27           1.60               7.01

MANAGED ASSETS TRUST                      2005        107   1.097 - 1.104        118         0.02    1.40 - 1.80        2.05 - 2.41
                                          2004         39   1.075 - 1.078         42         6.79    1.40 - 1.80        2.67 - 6.84

MONEY MARKET PORTFOLIO                    2005     10,828   0.986 - 1.162     12,474         2.88    1.40 - 2.00        0.82 - 1.40
                                          2004      9,989   0.978 - 1.146     11,320         0.99    1.40 - 2.00    (0.91) - (0.35)
                                          2003     13,177   0.987 - 1.150     15,014         0.78    1.40 - 2.00    (1.00) - (0.61)
                                          2002     15,252   1.141 - 1.157     17,595         1.38    1.40 - 1.80    (0.44) - (0.09)
                                          2001     13,379   1.146 - 1.158     15,458         3.29    1.40 - 1.80        1.06 - 2.39
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Premier Equity Fund -
    Series I                              2005      2,702   0.801 - 1.276      2,202         0.83    1.40 - 2.20        3.36 - 4.21
                                          2004      2,929   0.772 - 1.229      2,297         0.45    1.40 - 2.20        3.48 - 4.26
                                          2003      3,335   0.743 - 1.183      2,512         0.31    1.40 - 2.20      21.32 - 31.96
                                          2002      3,223   0.605 - 0.609      1,958         0.42    1.40 - 1.80  (31.48) - (31.19)
                                          2001      1,725   0.883 - 0.885      1,525         0.23    1.40 - 1.80   (12.20) - (9.80)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                   2005      2,459   1.102 - 1.399      2,940         1.30    1.40 - 2.50        2.29 - 7.36
                                          2004      2,034   1.115 - 1.362      2,360         0.73    1.40 - 2.25       5.64 - 10.11
                                          2003      1,867   1.020 - 1.247      1,968         0.78    1.40 - 2.20       7.28 - 35.84
                                          2002        692   0.786 - 0.788        545         0.33    1.40 - 1.80  (19.96) - (19.59)
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                   2005     31,173   0.740 - 1.378     23,770            -    1.40 - 2.20      12.38 - 16.95
                                          2004     37,590   0.656 - 1.222     25,268            -    1.40 - 2.20       0.69 - 13.04
                                          2003     44,034   0.616 - 1.148     27,631            -    1.40 - 2.20       7.82 - 21.60
                                          2002     50,026   0.509 - 0.514     25,611            -    1.40 - 1.80  (32.04) - (31.74)
                                          2001     62,370   0.749 - 0.753     46,887            -    1.40 - 1.80  (18.74) - (10.26)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005     49,415   1.120 - 1.634     62,278         0.68    1.40 - 2.50       5.54 - 14.75
                                          2004     47,966   1.087 - 1.458     53,481         0.43    1.40 - 2.40       7.62 - 11.83
                                          2003     43,118   0.975 - 1.308     42,569         0.41    1.40 - 2.25       0.25 - 41.41
                                          2002     36,750   0.734 - 0.741     27,089         0.89    1.40 - 1.80  (16.11) - (15.80)
                                          2001     30,544   0.875 - 0.880     26,816         0.73    1.40 - 1.80  (15.59) - (11.75)

  Growth Fund - Class 2 Shares            2005    106,505   1.147 - 1.628    137,247         0.72    1.40 - 2.50     (1.12) - 19.73
                                          2004    100,571   1.078 - 1.426    112,595         0.18    1.40 - 2.40       9.76 - 10.92
                                          2003     91,488   0.975 - 1.291     91,278         0.12    1.40 - 2.40       1.68 - 41.56
                                          2002     78,514   0.726 - 0.733     57,306         0.03    1.40 - 1.80  (25.77) - (25.51)
                                          2001     67,040   0.978 - 0.984     65,791         0.48    1.40 - 1.80   (19.47) - (9.90)

  Growth-Income Fund - Class 2 Shares     2005     97,605   1.042 - 1.424    127,886         1.36    1.40 - 2.50      (0.90) - 9.66
                                          2004     91,850   1.234 - 1.370    116,134         0.93    1.40 - 2.40        7.77 - 8.91
                                          2003     78,303   1.145 - 1.263     91,197         1.14    1.40 - 2.40       3.34 - 36.62
                                          2002     62,908   0.885 - 0.894     55,955         1.06    1.40 - 1.80  (19.84) - (19.46)
                                          2001     47,461   1.104 - 1.110     52,546         1.91    1.40 - 1.80      (1.52) - 1.09

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                             2005        848   1.247 - 2.112      1,077         0.69    1.40 - 2.00      25.42 - 26.16
                                          2004        899   0.992 - 1.684        907         0.29    1.40 - 2.00      10.57 - 23.20
                                          2003        782   0.809 - 0.819        639            -    1.40 - 1.80      40.45 - 40.96
                                          2002        681   0.576 - 0.581        395         0.18    1.40 - 1.80   (19.47) - (12.89)
                                          2001      1,163   0.663 - 0.667        775            -    1.40 - 1.80    (11.11) - 21.21
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard
    Class                                 2005      2,686   1.087 - 2.347      5,752         1.79    1.40 - 2.50      (1.10) - 7.20
                                          2004      2,443   1.694 - 2.221      5,224         2.14    1.40 - 2.20      28.53 - 29.58
                                          2003      2,512   1.318 - 1.714      4,164         1.93    1.40 - 2.20      28.07 - 36.30
                                          2002      2,364   1.285 - 1.297      3,060         1.59    1.40 - 1.80        2.64 - 3.10
                                          2001        707   1.252 - 1.258        889         1.33    1.40 - 1.80     (2.34) - 10.37
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation Portfolio -
    Initial Shares                        2005      1,662   0.895 - 1.222      1,564         0.02    1.40 - 2.20        2.11 - 2.93
                                          2004      2,012   0.873 - 1.192      1,830         1.59    1.40 - 2.20        2.78 - 3.62
                                          2003      2,332   0.846 - 1.156      2,023         1.54    1.40 - 2.20      15.72 - 21.75
                                          2002      1,853   0.711 - 0.717      1,326         1.64    1.40 - 1.80  (18.18) - (17.87)
                                          2001      1,094   0.869 - 0.873        954         1.23    1.40 - 1.80   (10.77) - (3.34)
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares            2005      4,313   1.110 - 1.435      4,973            -    1.40 - 2.20        3.50 - 4.33
                                          2004      4,965   1.068 - 1.381      5,514         0.19    1.40 - 2.20        8.90 - 9.81
                                          2003      6,065   0.977 - 1.263      6,095         0.03    1.40 - 2.20      21.39 - 37.11
                                          2002      5,190   0.755 - 0.762      3,946         0.04    1.40 - 1.80  (20.53) - (20.21)
                                          2001      4,381   0.950 - 0.955      4,180         0.49    1.40 - 1.80      (7.57) - 1.06
FAM VARIABLE SERIES FUNDS, INC.
  Mercury Global Allocation V.I. Fund -
    Class III                             2005        480   1.206 - 1.315        623         3.56    1.40 - 2.40       1.49 - 11.00
                                          2004        162   1.201 - 1.210        196         5.22    1.40 - 2.05       7.80 - 11.41
  Mercury Value Opportunities V.I. Fund                                                                                     - 13.78
    - Class III                           2005        940   1.204 - 1.312      1,216         0.93    1.40 - 2.40              (1.87)
                                          2004        368   1.199 - 1.208        443            -    1.40 - 2.10       5.06 - 13.11
                                          2003         33   1.067 - 1.068         35         0.13    1.40 - 1.60       1.62 -  1.71
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Income Securities Fund -
    Class II Shares                       2005      1,900   1.046 - 1.052      1,995         0.02    1.40 - 2.35      (3.14) - 2.33
  Franklin Small-Mid Cap Growth
    Securities Fund - Class 2 Shares      2005     10,845   0.853 - 1.472     10,133            -    1.40 - 2.40       2.31 - 14.55
                                          2004     11,931   0.829 - 1.430     10,642            -    1.40 - 2.40       4.48 - 13.62
                                          2003     12,653   0.757 - 1.306      9,985            -    1.40 - 2.40     (0.83) - 42.11
                                          2002     12,521   0.562 - 0.567      7,074         0.25    1.40 - 1.80  (29.93) - (29.74)
                                          2001     13,776   0.802 - 0.807     11,082         0.38    1.40 - 1.80   (16.61) - (2.78)

  Mutual Shares Securities Fund -
    Class 2 Shares                        2005      8,024   1.083 - 1.468     10,445         0.90    1.40 - 2.40       7.99 - 10.31
                                          2004      6,210   1.146 - 1.352      7,480         0.75    1.40 - 2.40       9.67 - 11.03
                                          2003      4,170   1.036 - 1.222      4,528         1.01    1.40 - 2.40       1.36 - 29.06
                                          2002      1,236   0.842 - 0.845      1,043         0.25    1.40 - 1.80   (15.42) - (2.55)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CONTINUED)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2005      3,303   1.211 - 2.238      6,949         1.29    1.40 - 2.40       7.89 - 25.66
                                          2004      1,831   1.536 - 1.781      3,084         1.83    1.40 - 2.40      14.80 - 23.00
                                          2003        616   1.263 - 1.448        887         0.08    1.40 - 2.20       5.65 - 40.88
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005     19,192   1.075 - 1.618     23,726         1.15    1.40 - 2.40       3.23 - 11.51
                                          2004     16,124   1.063 - 1.495     17,993         1.05    1.40 - 2.40      10.18 - 16.85
                                          2003     14,316   0.913 - 1.284     13,437         1.73    1.40 - 2.40       3.61 - 51.06
                                          2002     13,620   0.703 - 0.710      9,638         2.05    1.40 - 1.80  (20.02) - (19.68)
                                          2001     14,039   0.879 - 0.884     12,388         2.82    1.40 - 1.80  (17.28) - (14.35)
  Templeton Growth Securities Fund -
    Class 2 Shares                        2005      3,432   1.191 - 1.544      4,497         1.11    1.40 - 2.40        1.75 - 8.55
                                          2004      1,549   1.168 - 1.444      1,905         1.05    1.40 - 2.25      10.83 - 15.26
                                          2003        981   1.025 - 1.267      1,046         1.62    1.40 - 2.20      19.85 - 37.80
                                          2002        227   0.790 - 0.792        179         0.26    1.40 - 1.80  (19.39) - (16.01)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                  2005     24,355   1.016 - 1.308     26,761         0.84    1.40 - 2.40        1.58 - 7.29
                                          2004     25,168   1.022 - 1.277     26,698         1.14    1.40 - 2.40        3.48 - 7.22
                                          2003     24,486   0.956 - 1.195     24,001         0.71    1.40 - 2.25       5.25 - 30.24
                                          2002     20,869   0.782 - 0.789     16,405         1.67    1.40 - 1.80  (18.96) - (18.74)
                                          2001     14,333   0.965 - 0.971     13,872         1.14    1.40 - 1.80    (5.57) - (4.25)

  Diversified Strategic Income
    Portfolio                             2005     13,581   1.075 - 1.249     16,621         5.25    1.40 - 2.40        0.18 - 1.42
                                          2004     15,046   1.100 - 1.235     18,290         4.81    1.40 - 2.40        3.67 - 5.26
                                          2003     15,907   1.057 - 1.174     18,523         6.38    1.40 - 2.20       0.76 - 10.23
                                          2002     13,854   1.055 - 1.065     14,703         9.59    1.40 - 1.80        3.03 - 3.40
                                          2001     13,583   1.024 - 1.030     13,958         9.06    1.40 - 1.80      (2.01) - 1.68

  Equity Index Portfolio - Class I
    Shares                                2005    802,906   0.809 - 1.381    875,448         1.49    1.40 - 3.60        0.77 - 3.08
                                          2004    827,617   0.796 - 1.368    888,905         1.66    1.40 - 3.60        6.60 - 8.99
                                          2003    790,182   0.740 - 1.282    784,654         1.44    1.40 - 3.60      23.60 - 28.20
                                          2002    681,113   0.594 - 0.942    516,234         2.38    1.40 - 3.60  (24.90) - (23.29)
                                          2001    563,953   0.784 - 1.228    576,285         0.93    1.40 - 3.60   (15.26) - (9.30)

  Equity Index Portfolio - Class II
    Shares                                2005     26,715   0.866 - 1.345     24,421         1.18    1.40 - 2.40        1.81 - 5.00
                                          2004     30,095   0.846 - 1.314     26,509         1.36    1.40 - 2.40        5.72 - 8.71
                                          2003     31,647   0.781 - 1.213     25,480         1.05    1.40 - 2.40       0.27 - 32.28
                                          2002     29,147   0.623 - 0.629     18,285         1.85    1.40 - 1.80  (23.75) - (23.48)
                                          2001     25,303   0.817 - 0.822     20,754         0.72    1.40 - 1.80   (13.80) - (7.68)

  Fundamental Value Portfolio             2005     33,539   1.042 - 1.439     45,112         0.90    1.40 - 2.40        1.76 - 6.47
                                          2004     37,666   1.233 - 1.398     49,206         0.66    1.40 - 2.40        0.90 - 7.09
                                          2003     37,720   1.168 - 1.315     46,332         0.64    1.40 - 2.25       1.83 - 45.30
                                          2002     36,320   0.894 - 0.903     32,630         1.14    1.40 - 1.80  (22.73) - (22.36)
                                          2001     25,758   1.157 - 1.163     29,873         0.77    1.40 - 1.80    (6.84) - (2.60)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares          2005      1,044   1.211 - 1.511      1,344            -    1.40 - 2.00        7.75 - 8.35
                                          2004        924   1.120 - 1.400      1,124            -    1.40 - 2.00        6.90 - 7.55
                                          2003        828   1.043 - 1.306        952            -    1.40 - 2.00       9.86 - 38.13
                                          2002         91   0.757 - 0.758         69            -    1.40 - 1.60      (4.41) - 2.30
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares          2005        628   1.105 - 1.340        752         0.35    1.40 - 2.20        1.38 - 2.19
                                          2004        707   1.086 - 1.316        834         0.86    1.40 - 2.20        6.09 - 6.91
                                          2003        756   1.020 - 1.237        811         0.46    1.40 - 2.20      10.70 - 32.69
                                          2002         46   0.798 - 0.800         37         0.13    1.40 - 1.80    (3.15) - (0.13)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares     2005      4,377   1.044 - 1.249      4,689         2.01    1.40 - 2.20        5.29 - 6.18
                                          2004      5,334   0.988 - 1.181      5,388         2.05    1.40 - 2.20        5.97 - 6.70
                                          2003      6,838   0.929 - 1.111      6,503         1.84    1.40 - 2.20       5.93 - 12.16
                                          2002      6,659   0.831 - 0.839      5,577         2.00    1.40 - 1.80    (8.38) - (7.90)
                                          2001      6,485   0.907 - 0.911      5,907         1.91    1.40 - 1.80    (6.49) - (2.26)
  Global Life Sciences Portfolio -
    Service Shares                        2005      1,622   0.984 - 1.516      1,661            -    1.40 - 2.20       9.90 - 10.69
                                          2004      2,002   0.892 - 1.374      1,850            -    1.40 - 2.20      11.72 - 12.67
                                          2003      2,232   0.795 - 1.225      1,822            -    1.40 - 2.20      10.76 - 27.00
                                          2002      2,449   0.641 - 0.647      1,581            -    1.40 - 1.80  (30.85) - (30.50)
                                          2001      2,725   0.927 - 0.931      2,534            -    1.40 - 1.80     (18.09) - 4.49

  Global Technology Portfolio -
    Service Shares                        2005      2,656   0.373 - 1.470      1,018            -    1.40 - 1.80       9.54 - 10.12
                                          2004      3,327   0.340 - 1.342      1,176            -    1.40 - 1.80    (1.45) - (0.86)
                                          2003      4,109   0.345 - 1.359      1,454            -    1.40 - 1.80      43.35 - 44.58
                                          2002      4,875   0.240 - 0.242      1,177            -    1.40 - 1.80  (42.03) - (41.69)
                                          2001      5,315   0.413 - 0.415      2,204         0.68    1.40 - 1.80    (38.30) - 11.29

  Mid Cap Growth Portfolio -
    Service Shares                        2005     12,037   0.486 - 1.694      6,585            -    1.40 - 2.40       5.50 - 10.47
                                          2004     13,113   0.442 - 1.540      6,267            -    1.40 - 2.40      14.81 - 18.78
                                          2003     14,579   0.373 - 1.301      5,712            -    1.40 - 2.20       1.73 - 36.80
                                          2002     16,046   0.282 - 0.284      4,550            -    1.40 - 1.80  (29.43) - (29.18)
                                          2001     22,206   0.399 - 0.401      8,895            -    1.40 - 1.80  (40.56) - (10.49)

  Worldwide Growth Portfolio -
    Service Shares                        2005      4,617   0.572 - 1.267      2,716         1.17    1.40 - 2.20        3.30 - 4.10
                                          2004      5,941   0.551 - 1.222      3,358         0.88    1.40 - 2.20        2.28 - 3.13
                                          2003      6,874   0.537 - 1.190      3,765         0.83    1.40 - 2.20      19.96 - 24.47
                                          2002      7,831   0.442 - 0.446      3,489         0.55    1.40 - 1.80  (27.06) - (26.77)
                                          2001     10,024   0.606 - 0.609      6,097         0.27    1.40 - 1.80  (23.84) - (11.24)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio   2005      2,635   1.145 - 1.552      3,932            -    1.40 - 2.40      (1.29) - 3.99
                                          2004      1,963   1.314 - 1.513      2,894            -    1.40 - 2.40       0.38 - 13.25
                                          2003        835   1.173 - 1.336      1,096            -    1.40 - 2.20       5.58 - 28.09
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio             2005      5,440   1.027 - 1.408      7,265         1.13    1.40 - 2.40      (0.98) - 7.54
                                          2004      3,429   1.253 - 1.382      4,595         1.25    1.40 - 2.40       7.28 - 11.09
                                          2003      1,289   1.141 - 1.244      1,588         1.19    1.40 - 2.20       2.24 - 22.07

  Mid-Cap Value Portfolio                 2005      7,589   1.076 - 1.644     11,900         0.51    1.40 - 2.50       4.53 - 13.03
                                          2004      5,149   1.398 - 1.541      7,715         0.45    1.40 - 2.40       0.86 - 22.30
                                          2003      1,811   1.155 - 1.260      2,264         1.07    1.40 - 2.25       0.26 - 23.99
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                        2005         89   1.112 - 1.120         99         0.81    1.40 - 1.80        3.83 - 4.48
                                          2004         14           1.071         15            -           1.80               3.38

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio -
    Administrative Class                  2005      6,401   0.993 - 1.133      7,180         2.82    1.40 - 2.50      (0.70) - 0.71
                                          2004      5,123   1.110 - 1.125      5,741         1.05    1.40 - 2.40      (0.18) - 7.35
                                          2003      1,642   1.042 - 1.048      1,718         0.48    1.40 - 2.25      (0.19) - 4.81

  Total Return Portfolio -
    Administrative Class                  2005     43,917   1.001 - 1.226     51,745         3.41    1.40 - 2.40        0.00 - 1.36
                                          2004     44,262   1.048 - 1.213     52,072         1.88    1.40 - 2.40        0.77 - 3.41
                                          2003     46,045   1.024 - 1.173     53,044         2.86    1.40 - 2.25        0.10 - 3.62
                                          2002     43,074   1.125 - 1.132     48,652         4.04    1.40 - 1.80        7.14 - 7.50
                                          2001      8,945   1.050 - 1.053      9,410         2.64    1.40 - 1.80        2.54 - 5.11
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2005        408   0.802 - 1.383        335            -    1.40 - 2.20        4.92 - 5.69
                                          2004        427   0.761 - 1.313        332            -    1.40 - 2.20        5.25 - 6.18
                                          2003        481   0.721 - 1.242        355            -    1.40 - 2.20       3.60 - 41.46
                                          2002        456   0.556 - 0.560        255            -    1.40 - 1.80  (30.85) - (30.52)
                                          2001        243   0.804 - 0.806        196            -    1.40 - 1.80  (22.22) - (17.59)
  Putnam VT International Equity Fund -
    Class IB Shares                       2005      3,917   1.098 - 1.579      4,547         1.48    1.40 - 2.20       9.78 - 10.58
                                          2004      4,207   0.996 - 1.433      4,403         1.61    1.40 - 2.20      13.68 - 14.63
                                          2003      5,465   0.873 - 1.255      4,950         0.79    1.40 - 2.20       4.41 - 36.91
                                          2002      5,325   0.691 - 0.696      3,700         0.34    1.40 - 1.80  (19.18) - (18.79)
                                          2001      1,089   0.855 - 0.857        932            -    1.40 - 1.80   (12.83) - (7.37)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                             2005      7,054   1.056 - 1.871     11,997         0.18    1.40 - 2.40       0.68 - 13.21
                                          2004      6,803   1.521 - 1.780     11,022         0.35    1.40 - 2.40      11.65 - 24.40
                                          2003      6,680   1.235 - 1.436      8,691         0.32    1.40 - 2.25       0.00 - 56.94
                                          2002      6,061   0.871 - 0.877      5,307         0.14    1.40 - 1.80  (19.80) - (19.39)
                                          2001      2,041   1.086 - 1.088      2,219            -    1.40 - 1.80       3.43 - 15.27
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2005     18,894   1.255 - 1.425     25,192         0.84    1.40 - 2.40        1.54 - 2.60
                                          2004     21,027   1.236 - 1.395     27,387         0.52    1.40 - 2.40        0.98 - 6.86
                                          2003     22,824   1.170 - 1.311     27,887         0.26    1.40 - 2.20       0.34 - 46.15
                                          2002     23,450   0.885 - 0.894     20,874         0.45    1.40 - 1.80  (26.43) - (26.05)
                                          2001     17,892   1.203 - 1.209     21,584         1.03    1.40 - 1.80      (3.91) - 0.42

  Investors Fund - Class I                2005     11,202   1.049 - 1.413     13,841         1.17    1.40 - 2.35        4.12 - 6.93
                                          2004     12,331   1.153 - 1.351     14,502         1.39    1.40 - 2.25        2.76 - 8.91
                                          2003     14,232   1.064 - 1.246     15,341         1.47    1.40 - 2.05       3.89 - 37.38
                                          2002     13,930   0.818 - 0.826     11,476         1.19    1.40 - 1.80  (24.47) - (24.15)
                                          2001     12,492   1.083 - 1.089     13,576         1.07    1.40 - 1.80    (7.28) - (3.81)

  Large Cap Growth Fund - Class I         2005        793   1.156 - 1.392        949         0.02    1.40 - 2.00        3.13 - 3.81
                                          2004        625   1.118 - 1.346        726         0.16    1.40 - 2.00    (1.47) - (0.88)
                                          2003        580   1.133 - 1.364        665         0.04    1.40 - 2.00      26.25 - 42.50
                                          2002         76   0.799 - 0.800         61            -    1.40 - 1.60      (3.15) - 0.13

  Small Cap Growth Fund - Class I         2005      5,485   1.388 - 1.652      7,815            -    1.40 - 2.40        2.38 - 3.50
                                          2004      5,666   1.347 - 1.604      7,813            -    1.40 - 2.40       5.84 - 13.49
                                          2003      5,986   1.191 - 1.418      7,249            -    1.40 - 2.40       2.15 - 60.05
                                          2002      5,027   0.815 - 0.823      4,119            -    1.40 - 1.80  (35.83) - (35.60)
                                          2001      4,475   1.270 - 1.278      5,704            -    1.40 - 1.80      (8.75) - 1.35

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
SCUDDER INVESTMENTS VIT FUNDS
  Small Cap Index Fund - Class A Shares   2005      4,825   1.368 - 1.391      6,646         0.64    1.40 - 1.60        2.63 - 2.81
                                          2004      5,508   1.333 - 1.353      7,385         0.43    1.40 - 1.60      15.81 - 16.14
                                          2003      5,770   1.151 - 1.165      6,673         0.94    1.40 - 1.60      44.24 - 44.36
                                          2002      6,300   0.798 - 0.807      5,054         0.64    1.40 - 1.60  (21.92) - (21.65)
                                          2001      6,994   1.022 - 1.030      7,167         0.59    1.40 - 1.60        0.49 - 0.59
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy
    Portfolio                             2005      1,621   0.782 - 1.163      1,441         2.10    1.40 - 2.40      (2.52) - 0.82
                                          2004      1,247   0.798 - 1.186      1,128         1.10    1.40 - 2.40      (0.98) - 8.43
                                          2003      1,033   0.786 - 1.168        875         0.63    1.40 - 2.25       3.19 - 28.92
                                          2002        791   0.648 - 0.652        513         0.75    1.40 - 1.80  (27.27) - (27.07)
                                          2001        292   0.891 - 0.894        261            -    1.40 - 1.80   (11.61) - (4.18)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                  2005      1,615   0.893 - 1.336      1,574         0.12    1.40 - 2.20        4.22 - 6.34
                                          2004      1,776   0.855 - 1.279      1,615            -    1.40 - 2.05      (1.85) - 9.83
                                          2003      1,830   0.846 - 1.266      1,597            -    1.40 - 2.00      15.13 - 33.12
                                          2002      2,068   0.641 - 0.646      1,332         0.06    1.40 - 1.80  (28.14) - (27.74)
                                          2001        961   0.892 - 0.894        858            -    1.40 - 1.80   (11.67) - (8.87)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                  2005     26,340   1.046 - 1.502     34,871         0.37    1.40 - 2.50       (1.29)- 8.18
                                          2004     25,718   1.174 - 1.447     33,676         0.37    1.40 - 2.40        3.30 - 5.16
                                          2003     15,221   1.127 - 1.376     19,820         0.11    1.40 - 2.40       2.08 - 34.70
                                          2002        755   1.060 - 1.061        801            -    1.40 - 1.80      (0.56) - 0.95
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value     2005     22,405   1.032 - 1.329     27,404         1.24    1.40 - 2.40        0.96 - 4.24
                                          2004     20,182   1.115 - 1.293     24,276         0.98    1.40 - 2.40        0.90 - 3.52
                                          2003     11,039   1.088 - 1.249     13,312         0.57    1.40 - 2.40       3.52 - 23.08
                                          2002        664   1.037 - 1.038        689            -    1.40 - 1.80      (2.08) - 0.48
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value              2005      6,570   1.056 - 1.592      9,049         0.84    1.40 - 2.50        4.00 - 8.98
                                          2004      4,207   1.226 - 1.515      5,718         0.59    1.40 - 2.40        4.03 - 9.24
                                          2003      1,708   1.139 - 1.394      2,261         0.26    1.40 - 2.40       1.61 - 39.46
                                          2002        281   1.073 - 1.074        302            -    1.40 - 1.80      (0.74) - 0.66
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                  2005      2,948   1.048 - 1.462      3,882         0.67    1.40 - 2.25        1.20 - 3.35
                                          2004      2,708   1.171 - 1.432      3,556         0.89    1.40 - 2.25      (0.68) - 8.28
                                          2003      1,724   1.122 - 1.360      2,235         0.76    1.40 - 2.25       2.19 - 33.99
                                          2002         13           1.069         14            -    1.40 - 1.60    (4.55) - (2.02)
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005      1,929   0.914 - 1.372      1,983         0.23    1.40 - 2.25        6.34 - 7.13
                                          2004      1,792   0.856 - 1.285      1,687         0.15    1.40 - 2.25       3.30 - 11.48
                                          2003      1,733   0.818 - 1.228      1,477            -    1.40 - 2.20       3.36 - 37.14
                                          2002      1,207   0.644 - 0.649        782            -    1.40 - 1.80  (25.29) - (24.88)
                                          2001      1,825   0.862 - 0.864      1,574            -    1.40 - 1.80  (11.68) - (10.93)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Convertible Securities Portfolio        2005      2,916   1.166 - 1.271      3,471         2.32    1.40 - 2.20    (1.80) - (1.08)
                                          2004      3,787   1.183 - 1.289      4,557         2.01    1.40 - 2.20        3.90 - 4.79
                                          2003      4,513   1.133 - 1.235      5,183         3.34    1.40 - 2.20       6.77 - 24.51
                                          2002      4,009   0.914 - 0.922      3,690         6.79    1.40 - 1.80    (8.60) - (8.26)
                                          2001      4,803   1.000 - 1.005      4,820         2.00    1.40 - 1.80    (3.74) - (2.24)

  Disciplined Mid Cap Stock Portfolio     2005      2,136   1.377 - 1.621      3,033            -    1.40 - 2.00      10.19 - 10.88
                                          2004      2,216   1.247 - 1.468      2,844         0.29    1.40 - 2.00      14.13 - 14.86
                                          2003      2,205   1.090 - 1.284      2,442         0.30    1.40 - 2.00      28.74 - 35.16
                                          2002      2,228   0.830 - 0.837      1,862         0.55    1.40 - 1.80  (15.82) - (15.54)
                                          2001      1,978   0.986 - 0.991      1,958         0.32    1.40 - 1.80    (5.92) - (1.88)

  Equity Income Portfolio                 2005     19,696   1.031 - 1.367     25,128            -    1.40 - 2.40        2.06 - 6.42
                                          2004     20,679   1.213 - 1.333     25,668         1.35    1.40 - 2.40        7.25 - 8.30
                                          2003     20,135   1.129 - 1.235     23,093         0.99    1.40 - 2.40       0.27 - 41.28
                                          2002     17,683   0.876 - 0.885     15,607         1.10    1.40 - 1.80  (15.53) - (15.15)
                                          2001     16,858   1.037 - 1.043     17,549         1.28    1.40 - 1.80    (8.14) - (2.71)

  Federated High Yield Portfolio          2005      1,960   1.251 - 1.317      2,501            -    1.40 - 2.20        0.39 - 1.19
                                          2004      2,441   1.242 - 1.308      3,083         7.16    1.40 - 2.20        7.99 - 8.79
                                          2003      2,696   1.146 - 1.206      3,128         8.45    1.40 - 2.20       6.38 - 20.69
                                          2002      2,856   0.953 - 0.962      2,740        22.14    1.40 - 1.80        1.82 - 2.34
                                          2001      1,484   0.936 - 0.940      1,394        14.75    1.40 - 1.80      (3.90) - 0.53

  Federated Stock Portfolio               2005        861   1.164 - 1.376      1,024            -    1.40 - 2.00        3.25 - 3.84
                                          2004        985   1.125 - 1.331      1,130         1.45    1.40 - 2.00        8.34 - 9.05
                                          2003      1,320   1.036 - 1.225      1,389         1.68    1.40 - 2.00      25.27 - 31.16
                                          2002        926   0.827 - 0.834        771         2.83    1.40 - 1.80  (20.79) - (20.50)
                                          2001        834   1.044 - 1.049        875         1.50    1.40 - 1.80      (5.09) - 7.06

  Large Cap Portfolio                     2005     10,837   0.798 - 1.322      8,933            -    1.40 - 2.40        6.08 - 7.30
                                          2004     12,722   0.747 - 1.238      9,779         0.79    1.40 - 2.40        2.98 - 5.11
                                          2003     13,840   0.714 - 1.184     10,100         0.41    1.40 - 2.40       2.09 - 32.59
                                          2002     13,022   0.583 - 0.589      7,648         0.47    1.40 - 1.80  (24.19) - (23.90)
                                          2001     14,596   0.769 - 0.774     11,273         0.53    1.40 - 1.80   (18.59) - (7.87)
  Managed Allocation Series:
    Aggressive Portfolio                  2005         99   1.072 - 1.077        107            -    1.65 - 2.50        2.09 - 6.45
  Managed Allocation Series:
    Conservative Portfolio                2005        808   1.027 - 1.032        832         0.84    1.40 - 2.15        0.49 - 3.20

  Managed Allocation Series: Moderate
    Portfolio                             2005      1,282   1.043 - 1.047      1,340         1.32    1.40 - 2.15        1.86 - 4.71
  Managed Allocation Series:
    Moderate-Aggressive Portfolio         2005      2,145   1.060 - 1.066      2,281         1.24    1.40 - 2.35        1.53 - 6.21
  Managed Allocation Series:
    Moderate-Conservative Portfolio       2005      1,085   1.034 - 1.037      1,125         1.06    1.60 - 2.15        0.39 - 3.08

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Mercury Large Cap Core Portfolio        2005      8,221   0.881 - 1.451      7,504            -    1.40 - 2.20       3.26 - 10.43
                                          2004      8,871   0.800 - 1.318      7,307         0.54    1.40 - 2.20      10.13 - 14.54
                                          2003      9,898   0.703 - 1.158      7,115         0.68    1.40 - 2.20       6.76 - 19.43
                                          2002     10,686   0.591 - 0.597      6,349         0.57    1.40 - 1.80  (26.40) - (26.11)
                                          2001     11,522   0.803 - 0.808      9,286         0.04    1.40 - 1.80  (23.70) - (12.00)

  MFS Mid Cap Growth Portfolio            2005     18,843   0.563 - 1.487     11,328            -    1.40 - 2.40       1.03 - 12.09
                                          2004      4,552   0.556 - 1.469      2,719            -    1.40 - 2.00      11.85 - 12.52
                                          2003      5,455   0.496 - 1.311      2,867            -    1.40 - 2.00      32.25 - 35.29
                                          2002      5,589   0.369 - 0.372      2,075            -    1.40 - 1.80  (49.73) - (49.53)
                                          2001      5,334   0.734 - 0.737      3,928            -    1.40 - 1.80   (24.85) - (9.05)

  MFS Total Return Portfolio              2005     58,535   1.011 - 1.362     77,641         2.11    1.40 - 2.50      (0.72) - 3.69
                                          2004     60,986   1.172 - 1.342     80,430         2.82    1.40 - 2.40        6.52 - 9.91
                                          2003     57,705   1.077 - 1.221     69,732         2.54    1.40 - 2.40       0.19 - 20.09
                                          2002     48,479   1.052 - 1.062     51,310         6.58    1.40 - 1.80    (6.98) - (6.60)
                                          2001     36,037   1.131 - 1.137     40,887         2.89    1.40 - 1.80    (2.08) - (1.39)

  MFS Value Portfolio                     2005      2,393   1.159 - 1.178      2,806         1.41    1.40 - 2.40        0.70 - 4.99
                                          2004        727   1.117 - 1.122        814         2.63    1.40 - 2.05       9.79 - 12.49

  Mondrian International Stock Portfolio  2005      6,045   0.902 - 1.547      6,404         0.06    1.40 - 2.40        6.88 - 8.51
                                          2004      5,701   0.838 - 1.438      5,488         2.14    1.40 - 2.40       9.82 - 14.19
                                          2003      2,651   0.737 - 1.265      2,111         2.59    1.40 - 2.20       2.29 - 33.40
                                          2002      1,756   0.584 - 0.589      1,032         1.76    1.40 - 1.80  (14.49) - (14.14)
                                          2001      1,497   0.683 - 0.686      1,026         0.19    1.40 - 1.80  (27.39) - (20.26)

  Pioneer Fund Portfolio                  2005        485   1.132 - 1.394        646            -    1.40 - 2.35        1.71 - 4.50
                                          2004        370   1.224 - 1.334        478         1.55    1.40 - 2.25       5.92 - 11.02
                                          2003        138   1.129 - 1.217        167         2.03    1.40 - 2.20       0.09 - 18.94

  Pioneer Mid Cap Value Portfolio         2005         99   1.059 - 1.063        105         0.38    1.40 - 2.15      (0.94) - 6.30

  Pioneer Strategic Income Portfolio      2005      4,072   1.009 - 1.404      5,370         5.44    1.40 - 2.40        0.63 - 2.50
                                          2004      1,609   1.167 - 1.373      2,117         9.56    1.40 - 2.40       0.43 - 11.85
                                          2003        978   1.239 - 1.255      1,226         8.67    1.40 - 1.80      17.44 - 17.84
                                          2002      1,110   1.055 - 1.065      1,181        20.67    1.40 - 1.80        3.94 - 4.41
                                          2001      1,316   1.015 - 1.020      1,341         9.69    1.40 - 1.80        0.89 - 2.82

  Strategic Equity Portfolio              2005     23,370   0.725 - 1.369     17,669         0.58    1.40 - 2.25      (0.15) - 4.44
                                          2004     27,286   0.724 - 1.366     20,373         1.38    1.40 - 2.20       5.88 - 11.34
                                          2003     30,309   0.668 - 1.262     20,690            -    1.40 - 2.20       6.07 - 33.97
                                          2002     31,794   0.513 - 0.519     16,433         0.55    1.40 - 1.80  (34.82) - (34.47)
                                          2001     39,843   0.787 - 0.792     31,474         0.20    1.40 - 1.80  (14.81) - (13.94)

  Style Focus Series: Small Cap Growth
    Portfolio                             2005         19   1.130 - 1.137         22            -    1.40 - 2.40      (0.61) - 9.69

  Style Focus Series: Small Cap Value
    Portfolio                             2005         41   1.103 - 1.110         46         0.51    1.40 - 2.40     (0.63) - 11.87

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Travelers Managed Income Portfolio      2005     17,541   1.021 - 1.220     20,552         3.51    1.40 - 2.40      (1.54) - 0.00
                                          2004     18,061   1.032 - 1.220     21,423         4.56    1.40 - 2.40        0.39 - 2.27
                                          2003     18,777   1.028 - 1.203     22,277         4.33    1.40 - 2.40      (0.10) - 6.93
                                          2002     16,233   1.114 - 1.125     18,202        12.18    1.40 - 1.80        0.36 - 0.81
                                          2001     12,090   1.110 - 1.116     13,466         4.10    1.40 - 1.80        1.00 - 5.18

  Travelers Quality Bond Portfolio        2005      4,761   1.073 - 1.245      5,846            -    1.40 - 2.00      (0.56) - 0.16
                                          2004      5,881   1.072 - 1.243      7,227         4.42    1.40 - 2.20        1.04 - 1.89
                                          2003      7,405   1.061 - 1.220      8,977         4.28    1.40 - 2.20        2.21 - 5.54
                                          2002      8,354   1.146 - 1.156      9,644         8.16    1.40 - 1.80        3.90 - 4.33
                                          2001      6,981   1.103 - 1.108      7,728         3.19    1.40 - 1.80        1.38 - 5.62

  U.S. Government Securities Portfolio    2005         44   1.076 - 1.083         47            -    1.40 - 1.80        0.00 - 2.96

  Van Kampen Enterprise Portfolio         2005      5,416   0.692 - 1.288      3,854         0.10    1.40 - 2.25        5.41 - 6.32
                                          2004      6,298   0.653 - 1.216      4,194         0.53    1.40 - 2.25       1.51 - 10.51
                                          2003      7,053   0.641 - 1.192      4,587         0.15    1.40 - 2.25       2.73 - 23.85
                                          2002      7,590   0.519 - 0.524      3,965         0.72    1.40 - 1.80  (30.61) - (30.41)
                                          2001      8,537   0.748 - 0.753      6,411            -    1.40 - 1.80   (22.54) - (6.35)
TRAVELERS SERIES FUND INC.
  SB Adjustable Rate Income Portfolio -
    Class I Shares                        2005      3,871   0.983 - 1.006      3,862         3.28    1.40 - 2.40      (0.10) - 0.90
                                          2004      3,037   0.984 - 0.997      3,010         2.24    1.40 - 2.40     (1.20) - (0.20)
                                          2003        192   0.996 - 0.999        191         0.85    1.40 - 2.40      (0.30) - 0.00

  Smith Barney Aggressive Growth
    Portfolio                             2005     54,850   1.111 - 1.488     74,919            -    1.40 - 2.40       4.42 - 18.92
                                          2004     59,849   1.218 - 1.357     74,443            -    1.40 - 2.40        1.42 - 8.43
                                          2003     59,945   1.135 - 1.256     68,824            -    1.40 - 2.25       5.58 - 37.35
                                          2002     56,265   0.859 - 0.867     48,577            -    1.40 - 1.80  (33.82) - (33.61)
                                          2001     57,985   1.298 - 1.306     75,490            -    1.40 - 1.80    (5.59) - (1.21)

  Smith Barney High Income Portfolio      2005     17,665   1.000 - 1.379     20,957         7.64    1.40 - 2.40      (0.91) - 2.06
                                          2004     19,445   1.121 - 1.369     22,743         8.71    1.40 - 2.40        7.44 - 9.51
                                          2003     18,911   1.033 - 1.262     20,255         9.13    1.40 - 2.25       0.27 - 25.81
                                          2002     12,664   0.825 - 0.833     10,515        25.94    1.40 - 1.80    (4.95) - (4.58)
                                          2001     11,100   0.868 - 0.873      9,673        12.15    1.40 - 1.80   (12.68) - (5.11)
  Smith Barney International All Cap
    Growth Portfolio                      2005      7,392   0.724 - 1.568      5,465         1.32    1.40 - 2.20       9.32 - 10.13
                                          2004      8,715   0.659 - 1.429      5,867         0.86    1.40 - 2.20      15.60 - 18.88
                                          2003     11,293   0.570 - 1.234      6,532         1.10    1.40 - 2.00      20.33 - 32.97
                                          2002     11,632   0.455 - 0.459      5,327         0.79    1.40 - 1.80  (26.97) - (26.76)
                                          2001     14,711   0.623 - 0.627      9,205            -    1.40 - 1.80  (32.32) - (15.97)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Large Cap Value Portfolio  2005     16,048   1.046 - 1.372     17,016         1.52    1.40 - 2.20        4.20 - 5.01
                                          2004     19,248   1.000 - 1.314     19,458         1.85    1.40 - 2.20        8.18 - 9.11
                                          2003     21,186   0.920 - 1.212     19,661         1.73    1.40 - 2.20      19.57 - 26.51
                                          2002     23,053   0.734 - 0.742     17,022         3.83    1.40 - 1.80  (26.75) - (26.39)
                                          2001     23,516   1.002 - 1.008     23,648         1.47    1.40 - 1.80    (9.63) - (7.95)
  Smith Barney Large Capitalization
    Growth Portfolio                      2005     39,492   0.936 - 1.397     38,465         0.13    1.40 - 2.40       0.20 - 11.99
                                          2004     43,792   0.905 - 1.352     40,897         0.35    1.40 - 2.40    (5.19) - (0.35)
                                          2003     46,327   0.918 - 1.371     43,289         0.02    1.40 - 2.25       3.17 - 47.74
                                          2002     45,057   0.634 - 0.640     28,730         0.34    1.40 - 1.80  (26.11) - (25.84)
                                          2001     47,413   0.858 - 0.863     40,802            -    1.40 - 1.80   (13.93) - (6.31)

  Smith Barney Mid Cap Core Portfolio     2005     13,957   1.072 - 1.436     19,690         0.60    1.40 - 2.40       2.58 - 12.72
                                          2004     15,651   1.247 - 1.350     20,750            -    1.40 - 2.40      (0.08) - 8.88
                                          2003     16,569   1.158 - 1.245     20,229            -    1.40 - 2.25       0.96 - 36.18
                                          2002     17,313   0.950 - 0.959     16,544         0.09    1.40 - 1.80  (20.57) - (20.28)
                                          2001     16,511   1.196 - 1.203     19,806            -    1.40 - 1.80   (11.39) - (0.74)

  Smith Barney Money Market Portfolio     2005     25,021   0.977 - 1.075     26,434         2.76    1.40 - 2.40        0.31 - 1.42
                                          2004     28,307   0.971 - 1.060     29,632         0.87    1.40 - 2.40    (1.51) - (0.56)
                                          2003     32,260   0.984 - 1.066     34,143         0.67    1.40 - 2.40    (1.40) - (0.10)
                                          2002     55,425   1.063 - 1.074     59,288         1.26    1.40 - 1.80    (0.56) - (0.09)
                                          2001     59,728   1.069 - 1.075     64,113         3.29    1.40 - 1.80        1.03 - 2.19
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares    2005      3,716   1.092 - 1.476      4,344         0.96    1.40 - 2.20        1.82 - 2.68
                                          2004      3,828   1.068 - 1.444      4,340         0.78    1.40 - 2.20      14.84 - 15.81
                                          2003      4,051   0.926 - 1.252      3,934         0.62    1.40 - 2.20      25.58 - 31.61
                                          2002      2,582   0.721 - 0.726      1,869         0.41    1.40 - 1.80   (20.86) - (9.85)
                                          2001      1,025   0.911 - 0.914        936            -    1.40 - 1.80   (10.77) - (7.03)

  Emerging Growth Portfolio - Class I
    Shares                                2005     20,659   0.766 - 1.338     16,241         0.27    1.40 - 2.40       5.41 - 13.65
                                          2004     24,100   0.722 - 1.262     17,717            -    1.40 - 2.40       1.56 - 10.17
                                          2003     29,344   0.687 - 1.200     20,412            -    1.40 - 2.40       2.58 - 27.12
                                          2002     33,251   0.549 - 0.555     18,375         0.37    1.40 - 1.80  (33.78) - (33.45)
                                          2001     37,956   0.829 - 0.834     31,551         0.11    1.40 - 1.80  (32.58) - (19.14)

  Enterprise Portfolio - Class II Shares  2005        521   0.835 - 1.288        467         0.51    1.40 - 2.20        5.56 - 6.38
                                          2004        616   0.788 - 1.216        518         0.14    1.40 - 2.20        1.52 - 2.30
                                          2003        665   0.773 - 1.193        548         0.22    1.40 - 2.20       9.05 - 23.93
                                          2002        453   0.626 - 0.631        285         0.13    1.40 - 1.80  (30.91) - (30.51)
                                          2001         44   0.906 - 0.908         40            -    1.40 - 1.80      (4.83) - 9.69
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio               2005      2,422   1.123 - 1.590      3,105            -    1.40 - 2.40       0.00 - 11.71
                                          2004      2,238   1.090 - 1.543      2,798         0.08    1.40 - 2.40     (0.14) - 17.67
                                          2003      1,932   0.960 - 1.359      1,986            -    1.40 - 2.25       2.07 - 54.61
                                          2002      1,494   0.688 - 0.693      1,033            -    1.40 - 1.80  (27.04) - (26.67)
                                          2001        418   0.943 - 0.945        395            -    1.40 - 1.80    (8.79) - (1.36)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND
  Contrafund(R) Portfolio - Service
    Class                                 2005     19,531   1.136 - 1.625     26,567         0.19    1.40 - 2.50       0.16 - 19.20
                                          2004     17,607   1.143 - 1.416     20,698         0.25    1.40 - 2.40      11.87 - 13.69
                                          2003     16,912   1.009 - 1.250     17,398         0.35    1.40 - 2.40       0.00 - 33.65
                                          2002     16,898   0.800 - 0.808     13,602         0.73    1.40 - 1.80  (11.11) - (10.72)
                                          2001     17,201   0.900 - 0.905     15,523         0.70    1.40 - 1.80   (13.78) - (5.84)

  Contrafund(R) Portfolio - Service
    Class 2                               2005      6,806   1.148 - 1.617      8,239         0.12    1.40 - 2.20      14.14 - 15.01
                                          2004      5,749   1.002 - 1.411      6,075         0.21    1.40 - 2.20      12.63 - 13.60
                                          2003      6,028   0.886 - 1.248      5,560         0.29    1.40 - 2.20      26.03 - 32.17
                                          2002      5,617   0.703 - 0.710      3,981         0.68    1.40 - 1.80  (11.24) - (10.80)
                                          2001      4,520   0.792 - 0.796      3,596         0.54    1.40 - 1.80   (13.90) - (2.69)
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                     2005        258   1.105 - 1.379        301            -    1.40 - 1.80      18.47 - 19.03
                                          2004        176   0.932 - 1.164        175            -    1.40 - 1.80    (0.53) - (0.11)
                                          2003        157   0.937 - 1.170        150            -    1.40 - 1.80      22.64 - 26.49
                                          2002        112   0.764 - 0.769         86         0.25    1.40 - 1.80    (9.35) - (8.78)
                                          2001         26   0.841 - 0.843         22            -    1.40 - 1.80      (3.33) - 2.69

  Mid Cap Portfolio - Service Class 2     2005      9,578   1.142 - 1.901     16,969            -    1.40 - 2.40     (0.28) - 17.96
                                          2004      8,013   1.456 - 1.640     12,315            -    1.40 - 2.40      18.86 - 22.91
                                          2003      5,541   1.196 - 1.339      6,985         0.16    1.40 - 2.40       2.66 - 46.33
                                          2002      2,080   0.906 - 0.912      1,892         0.22    1.40 - 1.80  (11.61) - (10.36)
                                          2001        191   1.025 - 1.028        196            -    1.40 - 1.80        3.32 - 3.96

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                        CAPITAL                     HIGH YIELD                     MANAGED
                                                  APPRECIATION FUND                 BOND TRUST                  ASSETS TRUST
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    12,066,615     12,776,042         20,544             --         38,732             --
Accumulation units purchased and
  transferred from other funding options .     1,337,308        865,628        389,832         20,637         68,289         38,742
Accumulation units redeemed and
  transferred to other funding options ...    (1,795,416)    (1,575,055)       (86,938)           (93)           (27)           (10)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    11,608,507     12,066,615        323,438         20,544        106,994         38,732
                                            ============   ============   ============   ============   ============   ============

                                                                                                              ALLIANCEBERNSTEIN
                                                                                    AIM V.I.                     GROWTH AND
                                                       MONEY                        PREMIER                  INCOME PORTFOLIO -
                                                 MARKET PORTFOLIO            EQUITY FUND - SERIES I                CLASS B
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     9,989,454     13,177,313      2,928,526      3,335,283      2,034,062      1,867,067
Accumulation units purchased and
  transferred from other funding options .     8,333,023      5,756,020         37,262         68,533        655,044        326,017
Accumulation units redeemed and
  transferred to other funding options ...    (7,494,318)    (8,943,879)      (263,924)      (475,290)      (229,814)      (159,022)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    10,828,159      9,989,454      2,701,864      2,928,526      2,459,292      2,034,062
                                            ============   ============   ============   ============   ============   ============

                                                 ALLIANCEBERNSTEIN
                                                    LARGE-CAP
                                                GROWTH PORTFOLIO -            GLOBAL GROWTH FUND -               GROWTH FUND -
                                                     CLASS B                     CLASS 2 SHARES                 CLASS 2 SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    37,589,799     44,033,996     47,966,375     43,118,473    100,571,392     91,487,612
Accumulation units purchased and
  transferred from other funding options .       533,658        796,294      5,908,076      8,501,802     14,933,003     17,270,003
Accumulation units redeemed and
  transferred to other funding options ...    (6,950,409)    (7,240,491)    (4,459,585)    (3,653,900)    (8,998,956)    (8,186,223)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    31,173,048     37,589,799     49,414,866     47,966,375    106,505,439    100,571,392
                                            ============   ============   ============   ============   ============   ============

                                                                                   CREDIT SUISSE                DELAWARE VIP
                                                 GROWTH-INCOME FUND -             TRUST EMERGING               REIT SERIES -
                                                    CLASS 2 SHARES              MARKETS PORTFOLIO             STANDARD CLASS
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    91,850,045     78,303,353        899,078        781,917      2,442,819      2,512,157
Accumulation units purchased and
  transferred from other funding options .    13,447,723     19,492,582        174,178        189,883        896,139        915,307
Accumulation units redeemed and
  transferred to other funding options ...    (7,692,721)    (5,945,890)      (225,450)       (72,722)      (652,776)      (984,645)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    97,605,047     91,850,045        847,806        899,078      2,686,182      2,442,819
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                  DREYFUS VIF -                 MERCURY GLOBAL
                                                   DREYFUS VIF -                   DEVELOPING                    ALLOCATION
                                             APPRECIATION PORTFOLIO -         LEADERS PORTFOLIO -                V.I. FUND -
                                                  INITIAL SHARES                 INITIAL SHARES                   CLASS III
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,012,153      2,331,856      4,965,067      6,065,273        162,270             --
Accumulation units purchased and
  transferred from other funding options .        92,849         95,190         84,354        252,186        361,959        162,376
Accumulation units redeemed and
  transferred to other funding options ...      (443,380)      (414,893)      (736,826)    (1,352,392)       (44,051)          (106)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     1,661,622      2,012,153      4,312,595      4,965,067        480,178        162,270
                                            ============   ============   ============   ============   ============   ============

                                                                                                                  FRANKLIN
                                                    MERCURY VALUE                                               SMALL-MID CAP
                                                   OPPORTUNITIES                  FRANKLIN INCOME                  GROWTH
                                                    V.I. FUND -                 SECURITIES FUND -             SECURITIES FUND -
                                                     CLASS III                   CLASS II SHARES               CLASS 2 SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       368,005         32,572             --             --     11,930,980     12,652,519
Accumulation units purchased and
  transferred from other funding options .       693,987        374,275      1,908,192             --        602,686      1,328,397
Accumulation units redeemed and
  transferred to other funding options ...      (121,820)       (38,842)        (7,997)            --     (1,688,681)    (2,049,936)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................       940,172        368,005      1,900,195             --     10,844,985     11,930,980
                                            ============   ============   ============   ============   ============   ============

                                                                                     TEMPLETON
                                                    MUTUAL SHARES               DEVELOPING MARKETS                TEMPLETON
                                                 SECURITIES FUND -              SECURITIES FUND -            FOREIGN SECURITIES
                                                   CLASS 2 SHARES                 CLASS 2 SHARES            FUND - CLASS 2 SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     6,210,127      4,169,872      1,831,096        615,606     16,123,965     14,316,226
Accumulation units purchased and
  transferred from other funding options .     2,645,134      2,435,628      1,874,871      1,502,587      4,886,279      3,248,518
Accumulation units redeemed and
  transferred to other funding options ...      (830,771)      (395,373)      (402,957)      (287,097)    (1,818,603)    (1,440,779)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     8,024,490      6,210,127      3,303,010      1,831,096     19,191,641     16,123,965
                                            ============   ============   ============   ============   ============   ============

                                                      TEMPLETON
                                                       GROWTH
                                                 SECURITIES FUND -               APPRECIATION               DIVERSIFIED STRATEGIC
                                                   CLASS 2 SHARES                 PORTFOLIO                   INCOME PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,548,915        981,248     25,167,949     24,486,421     15,045,743     15,907,124
Accumulation units purchased and
  transferred from other funding options .     2,272,109        682,469      2,144,263      2,592,027        472,043      1,765,513
Accumulation units redeemed and
  transferred to other funding options ...      (389,509)      (114,802)    (2,957,305)    (1,910,499)    (1,936,459)    (2,626,894)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     3,431,515      1,548,915     24,354,907     25,167,949     13,581,327     15,045,743
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                      EQUITY                         EQUITY
                                                INDEX PORTFOLIO -              INDEX PORTFOLIO -                  FUNDAMENTAL
                                                  CLASS I SHARES                CLASS II SHARES                 VALUE PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................   827,616,804    790,182,457     30,095,017     31,646,960     37,665,672     37,720,098
Accumulation units purchased and
  transferred from other funding options .    30,710,633     82,394,257      1,158,228      1,908,315      1,211,293      3,660,378
Accumulation units redeemed and
  transferred to other funding options ...   (55,420,978)   (44,959,910)    (4,538,064)    (3,460,258)    (5,337,829)    (3,714,804)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................   802,906,459    827,616,804     26,715,181     30,095,017     33,539,136     37,665,672
                                            ============   ============   ============   ============   ============   ============

                                                   SALOMON BROTHERS              SALOMON BROTHERS
                                                 VARIABLE AGGRESSIVE            VARIABLE GROWTH &
                                                    GROWTH FUND -                 INCOME FUND -              BALANCED PORTFOLIO -
                                                    CLASS I SHARES                CLASS I SHARES               SERVICE SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       923,577        827,766        706,787        756,089      5,333,987      6,837,947
Accumulation units purchased and
  transferred from other funding options .       270,257        222,683         45,613        255,790        129,823        279,320
Accumulation units redeemed and
  transferred to other funding options ...      (149,977)      (126,872)      (124,402)      (305,092)    (1,086,602)    (1,783,280)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     1,043,857        923,577        627,998        706,787      4,377,208      5,333,987
                                            ============   ============   ============   ============   ============   ============

                                                     GLOBAL LIFE               GLOBAL TECHNOLOGY                   MID CAP
                                                SCIENCES PORTFOLIO -             PORTFOLIO -                 GROWTH PORTFOLIO -
                                                   SERVICE SHARES               SERVICE SHARES                 SERVICE SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,001,657      2,232,376      3,326,779      4,108,647     13,112,737     14,579,112
Accumulation units purchased and
  transferred from other funding options .        17,851         75,639        222,108        259,099        325,935        465,359
Accumulation units redeemed and
  transferred to other funding options ...      (397,290)      (306,358)      (892,681)    (1,040,967)    (1,401,708)    (1,931,734)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     1,622,218      2,001,657      2,656,206      3,326,779     12,036,964     13,112,737
                                            ============   ============   ============   ============   ============   ============

                                                      WORLDWIDE
                                                 GROWTH PORTFOLIO -              LAZARD RETIREMENT               GROWTH AND
                                                   SERVICE SHARES              SMALL CAP PORTFOLIO           INCOME PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     5,941,161      6,874,032      1,962,635        834,919      3,428,871      1,288,565
Accumulation units purchased and
  transferred from other funding options .        80,897      1,822,945        941,951      1,338,567      2,606,238      2,394,310
Accumulation units redeemed and
  transferred to other funding options ...    (1,405,434)    (2,755,816)      (269,766)      (210,851)      (594,679)      (254,004)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     4,616,624      5,941,161      2,634,820      1,962,635      5,440,430      3,428,871
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                   OPPENHEIMER
                                                                                  MAIN STREET                     REAL RETURN
                                                      MID-CAP                      FUND/VA -                      PORTFOLIO -
                                                 VALUE PORTFOLIO                 SERVICE SHARES              ADMINISTRATIVE CLASS
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     5,149,031      1,810,636         13,851             --      5,123,276      1,642,405
Accumulation units purchased and
  transferred from other funding options .     3,335,702      3,698,843         75,132         13,851      2,754,536      5,012,856
Accumulation units redeemed and
  transferred to other funding options ...      (895,827)      (360,448)          (345)            --     (1,476,620)    (1,531,985)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     7,588,906      5,149,031         88,638         13,851      6,401,192      5,123,276
                                            ============   ============   ============   ============   ============   ============

                                                                                     PUTNAM VT                    PUTNAM VT
                                                    TOTAL RETURN                    DISCOVERY                   INTERNATIONAL
                                                    PORTFOLIO -                   GROWTH FUND -                 EQUITY FUND -
                                                ADMINISTRATIVE CLASS             CLASS IB SHARES               CLASS IB SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    44,261,560     46,044,507        427,366        480,557      4,207,130      5,465,409
Accumulation units purchased and
  transferred from other funding options .     5,898,957      8,215,038          9,152         23,680        686,601        519,032
Accumulation units redeemed and
  transferred to other funding options ...    (6,243,599)    (9,997,985)       (28,161)       (76,871)      (976,675)    (1,777,311)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    43,916,918     44,261,560        408,357        427,366      3,917,056      4,207,130
                                            ============   ============   ============   ============   ============   ============

                                                       PUTNAM VT
                                                      SMALL CAP
                                                     VALUE FUND -                    ALL CAP                       INVESTORS
                                                   CLASS IB SHARES               FUND - CLASS I                 FUND - CLASS I
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     6,802,619      6,679,534     21,027,045     22,823,757     12,330,506     14,231,587
Accumulation units purchased and
  transferred from other funding options .     2,509,814      1,744,017        560,209      1,428,294        635,061        683,110
Accumulation units redeemed and
  transferred to other funding options ...    (2,257,980)    (1,620,932)    (2,693,580)    (3,225,006)    (1,763,653)    (2,584,191)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     7,054,453      6,802,619     18,893,674     21,027,045     11,201,914     12,330,506
                                            ============   ============   ============   ============   ============   ============

                                                                                                                    EAFE(R)
                                                      LARGE CAP                     SMALL CAP                       EQUITY
                                                   GROWTH FUND -                 GROWTH FUND -                   INDEX FUND -
                                                      CLASS I                       CLASS I                     CLASS A SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       624,766        580,406      5,665,903      5,985,720      2,651,322      2,793,062
Accumulation units purchased and
  transferred from other funding options .       272,076        215,151        725,732      1,865,746         82,126        183,001
Accumulation units redeemed and
  transferred to other funding options ...      (103,470)      (170,791)      (907,063)    (2,185,563)    (2,733,448)      (324,741)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................       793,372        624,766      5,484,572      5,665,903             --      2,651,322
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                 SMITH BARNEY
                                                      SMALL CAP                   SMITH BARNEY               PREMIER SELECTIONS
                                                    INDEX FUND -                    DIVIDEND                       ALL CAP
                                                   CLASS A SHARES              STRATEGY PORTFOLIO             GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     5,507,684      5,770,410      1,247,230      1,033,418      1,775,670      1,830,197
Accumulation units purchased and
  transferred from other funding options .       329,341         97,284        531,291        265,657        137,425        264,780
Accumulation units redeemed and
  transferred to other funding options ...    (1,012,518)      (360,010)      (157,335)       (51,845)      (297,868)      (319,307)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     4,824,507      5,507,684      1,621,186      1,247,230      1,615,227      1,775,670
                                            ============   ============   ============   ============   ============   ============

                                                       MULTIPLE                     MULTIPLE                MULTIPLE DISCIPLINE
                                                DISCIPLINE PORTFOLIO -       DISCIPLINE PORTFOLIO -             PORTFOLIO -
                                                       ALL CAP                  BALANCED ALL CAP              GLOBAL ALL CAP
                                                   GROWTH AND VALUE             GROWTH AND VALUE             GROWTH AND VALUE
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    25,718,317     15,220,540     20,181,681     11,039,121      4,206,505      1,707,936
Accumulation units purchased and
  transferred from other funding options .     5,065,852     12,619,238      5,006,705     10,915,840      2,751,402      2,848,505
Accumulation units redeemed and
  transferred to other funding options ...    (4,444,035)    (2,121,461)    (2,783,632)    (1,773,280)      (387,958)      (349,936)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    26,340,134     25,718,317     22,404,754     20,181,681      6,569,949      4,206,505
                                            ============   ============   ============   ============   ============   ============

                                                MULTIPLE DISCIPLINE
                                                   PORTFOLIO -                    AIM CAPITAL
                                                    LARGE CAP                    APPRECIATION                    CONVERTIBLE
                                                 GROWTH AND VALUE                 PORTFOLIO                 SECURITIES PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,708,243      1,723,705      1,792,321      1,732,704      3,786,690      4,513,380
Accumulation units purchased and
  transferred from other funding options .       459,556      1,298,040        310,738        331,807        214,800        142,142
Accumulation units redeemed and
  transferred to other funding options ...      (219,820)      (313,502)      (174,080)      (272,190)    (1,085,848)      (868,832)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     2,947,979      2,708,243      1,928,979      1,792,321      2,915,642      3,786,690
                                            ============   ============   ============   ============   ============   ============

                                                    DISCIPLINED                                                   FEDERATED
                                                     MID CAP                      EQUITY INCOME                  HIGH YIELD
                                                 STOCK PORTFOLIO                   PORTFOLIO                      PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,216,241      2,205,172     20,678,992     20,134,652      2,441,378      2,696,178
Accumulation units purchased and
  transferred from other funding options .       232,636        249,752      1,410,639      2,613,910        201,398        286,875
Accumulation units redeemed and
  transferred to other funding options ...      (312,970)      (238,683)    (2,393,335)    (2,069,570)      (682,623)      (541,675)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     2,135,907      2,216,241     19,696,296     20,678,992      1,960,153      2,441,378
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                    MANAGED
                                                        FEDERATED                  LARGE CAP                 ALLOCATION SERIES:
                                                    STOCK PORTFOLIO                PORTFOLIO                AGGRESSIVE PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       984,580      1,319,505     12,721,965     13,840,126             --             --
Accumulation units purchased and
  transferred from other funding options .        59,566        170,800        801,631      1,116,490         99,210             --
Accumulation units redeemed and
  transferred to other funding options ...      (183,637)      (505,725)    (2,686,703)    (2,234,651)           (51)            --
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................       860,509        984,580     10,836,893     12,721,965         99,159             --
                                            ============   ============   ============   ============   ============   ============

                                                                                                                   MANAGED
                                                        MANAGED                       MANAGED                ALLOCATION SERIES:
                                                  ALLOCATION SERIES:            ALLOCATION SERIES:           MODERATE-AGGRESSIVE
                                                CONSERVATIVE PORTFOLIO          MODERATE PORTFOLIO                PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .       809,842             --      1,380,925             --      2,151,262             --
Accumulation units redeemed and
  transferred to other funding options ...        (1,580)            --        (98,840)            --         (6,653)            --
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................       808,262             --      1,282,085             --      2,144,609             --
                                            ============   ============   ============   ============   ============   ============

                                                        MANAGED
                                                  ALLOCATION SERIES:                MERCURY
                                                MODERATE-CONSERVATIVE             LARGE CAP                      MFS EMERGING
                                                      PORTFOLIO                 CORE PORTFOLIO                GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --      8,871,230      9,898,225     16,212,064     18,399,732
Accumulation units purchased and
  transferred from other funding options .     1,091,151             --        567,909        255,815         46,600        465,917
Accumulation units redeemed and
  transferred to other funding options ...        (5,874)            --     (1,217,977)    (1,282,810)   (16,258,664)    (2,653,585)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     1,085,277             --      8,221,162      8,871,230             --     16,212,064
                                            ============   ============   ============   ============   ============   ============

                                                         MFS                           MFS
                                                      MID CAP                     TOTAL RETURN                     MFS VALUE
                                                  GROWTH PORTFOLIO                 PORTFOLIO                       PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     4,552,107      5,454,938     60,985,822     57,705,436        726,588             --
Accumulation units purchased and
  transferred from other funding options .    18,639,426        270,138      7,102,627      9,704,269      1,958,132        732,716
Accumulation units redeemed and
  transferred to other funding options ...    (4,348,427)    (1,172,969)    (9,532,713)    (6,402,507)      (291,478)        (6,128)
Annuity units ............................            --             --        (20,814)       (21,376)            --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    18,843,106      4,552,107     58,534,922     60,985,822      2,393,242        726,588
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                      MONDRIAN                                                    PIONEER
                                                   INTERNATIONAL                      PIONEER                     MID CAP
                                                  STOCK PORTFOLIO                 FUND PORTFOLIO              VALUE PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     5,701,421      2,651,457        369,884        138,278             --             --
Accumulation units purchased and
  transferred from other funding options .     1,269,712      5,808,806        140,649        264,855        102,670             --
Accumulation units redeemed and
  transferred to other funding options ...      (925,928)    (2,758,842)       (25,116)       (33,249)        (4,029)            --
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     6,045,205      5,701,421        485,417        369,884         98,641             --
                                            ============   ============   ============   ============   ============   ============

                                                                                                                     STYLE
                                                      PIONEER                                                    FOCUS SERIES:
                                                    STRATEGIC                       STRATEGIC                      SMALL CAP
                                                 INCOME PORTFOLIO               EQUITY PORTFOLIO               GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,609,269        977,785     27,286,167     30,308,556             --             --
Accumulation units purchased and
  transferred from other funding options .     2,792,636        773,169        449,897        504,973         19,477             --
Accumulation units redeemed and
  transferred to other funding options ...      (330,263)      (141,685)    (4,366,070)    (3,527,362)            (3)            --
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     4,071,642      1,609,269     23,369,994     27,286,167         19,474             --
                                            ============   ============   ============   ============   ============   ============

                                                        STYLE
                                                   FOCUS SERIES:                    TRAVELERS                    TRAVELERS
                                                     SMALL CAP                      MANAGED                    QUALITY BOND
                                                  VALUE PORTFOLIO               INCOME PORTFOLIO                 PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --     18,060,928     18,777,243      5,881,467      7,404,513
Accumulation units purchased and
  transferred from other funding options .        41,324             --      1,420,712      2,309,657        159,744        442,851
Accumulation units redeemed and
  transferred to other funding options ...           (12)            --     (1,940,516)    (3,025,972)    (1,280,180)    (1,965,897)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................        41,312             --     17,541,124     18,060,928      4,761,031      5,881,467
                                            ============   ============   ============   ============   ============   ============

                                                                                                                 SB ADJUSTABLE
                                                   U.S. GOVERNMENT                  VAN KAMPEN                    RATE INCOME
                                                     SECURITIES                     ENTERPRISE                    PORTFOLIO -
                                                     PORTFOLIO                      PORTFOLIO                   CLASS I SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --      6,298,490      7,052,820      3,036,755        191,579
Accumulation units purchased and
  transferred from other funding options .       185,949         16,074         62,441        151,140      1,449,473      4,081,453
Accumulation units redeemed and
  transferred to other funding options ...      (141,981)       (16,074)      (944,965)      (905,470)      (615,576)    (1,236,277)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................        43,968             --      5,415,966      6,298,490      3,870,652      3,036,755
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                SMITH BARNEY
                                                     SMITH BARNEY                  SMITH BARNEY                INTERNATIONAL
                                                      AGGRESSIVE                   HIGH INCOME                    ALL CAP
                                                   GROWTH PORTFOLIO                 PORTFOLIO                GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    59,849,267     59,944,643     19,445,263     18,911,266      8,715,100     11,293,282
Accumulation units purchased and
  transferred from other funding options .     3,182,426      9,904,585      1,791,078      5,387,671        117,669      5,111,227
Accumulation units redeemed and
  transferred to other funding options ...    (8,181,321)    (9,999,961)    (3,571,551)    (4,853,674)    (1,441,240)    (7,689,409)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    54,850,372     59,849,267     17,664,790     19,445,263      7,391,529      8,715,100
                                            ============   ============   ============   ============   ============   ============

                                                                                   SMITH BARNEY
                                                     SMITH BARNEY                     LARGE                      SMITH BARNEY
                                                      LARGE CAP                   CAPITALIZATION                   MID CAP
                                                   VALUE PORTFOLIO               GROWTH PORTFOLIO              CORE PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    19,248,007     21,185,694     43,791,858     46,326,549     15,650,757     16,568,591
Accumulation units purchased and
  transferred from other funding options .       108,823        400,476      1,869,762      3,097,338        475,237      1,142,848
Accumulation units redeemed and
  transferred to other funding options ...    (3,308,794)    (2,338,163)    (6,169,881)    (5,632,029)    (2,169,270)    (2,060,682)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    16,048,036     19,248,007     39,491,739     43,791,858     13,956,724     15,650,757
                                            ============   ============   ============   ============   ============   ============

                                                   SMITH BARNEY                     COMSTOCK                        EMERGING
                                                      MONEY                       PORTFOLIO -                 GROWTH PORTFOLIO -
                                                 MARKET PORTFOLIO               CLASS II SHARES                 CLASS I SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    28,307,237     32,259,661      3,828,102      4,050,955     24,099,952     29,343,749
Accumulation units purchased and
  transferred from other funding options .    10,847,220     19,863,667        406,147        305,519        396,463        358,906
Accumulation units redeemed and
  transferred to other funding options ...   (14,133,224)   (23,816,091)      (518,466)      (528,372)    (3,837,701)    (5,602,703)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    25,021,233     28,307,237      3,715,783      3,828,102     20,658,714     24,099,952
                                            ============   ============   ============   ============   ============   ============

                                                                                   SMITH BARNEY                  CONTRAFUND(R)
                                               ENTERPRISE PORTFOLIO -            SMALL CAP GROWTH                PORTFOLIO -
                                                  CLASS II SHARES            OPPORTUNITIES PORTFOLIO            SERVICE CLASS
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       615,857        665,124      2,237,985      1,932,395     17,606,806     16,912,329
Accumulation units purchased and
  transferred from other funding options .        28,425          2,763        375,704      1,084,200      3,765,410      2,531,713
Accumulation units redeemed and
  transferred to other funding options ...      (123,390)       (52,030)      (192,163)      (778,610)    (1,840,998)    (1,837,236)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................       520,892        615,857      2,421,526      2,237,985     19,531,218     17,606,806
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                DYNAMIC CAPITAL
                                                    CONTRAFUND(R)                APPRECIATION                      MID CAP
                                                    PORTFOLIO -                  PORTFOLIO -                     PORTFOLIO -
                                                  SERVICE CLASS 2              SERVICE CLASS 2                 SERVICE CLASS 2
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     5,749,495      6,027,923        175,517        156,639      8,013,276      5,540,585
Accumulation units purchased and
  transferred from other funding options .     1,710,629        667,200        102,538         77,009      2,780,281      3,272,052
Accumulation units redeemed and
  transferred to other funding options ...      (653,981)      (945,628)       (19,939)       (58,131)    (1,215,600)      (799,361)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     6,806,143      5,749,495        258,116        175,517      9,577,957      8,013,276
                                            ============   ============   ============   ============   ============   ============

                              INDEPENDENT AUDITORS
                              --------------------

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

BDIV (Annual) (12-05) Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-8
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-57
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-58
  Schedule IV -- Consolidated Reinsurance...................  F-60

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Life and Annuity Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Life and Annuity Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Life and Annuity Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
---------------------------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     We have audited the accompanying balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     Under date of March 28, 2005, we reported on the balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR       PREDECESSOR
                                                              ------------   ---------------
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2005            2004
                                                              ------------   ---------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $6,158 and $5,929, respectively)......    $ 6,055          $ 6,261
  Equity securities available-for-sale, at fair value (cost:
     $4 and $23, respectively)..............................          4               26
  Mortgage loans on real estate.............................        258              212
  Policy loans..............................................         37               32
  Other limited partnership interests.......................         73              219
  Short-term investments....................................         57              420
  Other invested assets.....................................        333              159
                                                                -------          -------
     Total investments......................................      6,817            7,329
Cash and cash equivalents...................................        233                1
Accrued investment income...................................         69               84
Premiums and other receivables..............................        201              242
Deferred policy acquisition costs and value of business
  acquired..................................................      1,777            1,533
Goodwill....................................................        243               --
Current income tax recoverable..............................         20               --
Deferred income tax assets..................................         90               --
Other assets................................................         22                5
Separate account assets.....................................     12,179           11,631
                                                                -------          -------
     Total assets...........................................    $21,651          $20,825
                                                                =======          =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $ 1,740          $ 1,073
  Policyholder account balances.............................      5,688            5,227
  Other policyholder funds..................................         68                6
  Current income tax payable................................         --              265
  Deferred income tax liability.............................         --              180
  Payables for collateral under securities loaned and other
     transactions...........................................        108              208
  Other liabilities.........................................        132              274
  Separate account liabilities..............................     12,179           11,631
                                                                -------          -------
     Total liabilities......................................     19,915           18,864
                                                                -------          -------
Stockholder's Equity:
Common stock, par value $100 per share; 100,000 shares
  authorized, 30,000 shares issued and outstanding..........          3                3
Additional paid-in capital..................................      1,725              817
Retained earnings...........................................         50              922
Accumulated other comprehensive (loss) income...............        (42)             219
                                                                -------          -------
     Total stockholder's equity.............................      1,736            1,961
                                                                -------          -------
     Total liabilities and stockholder's equity.............    $21,651          $20,825
                                                                =======          =======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
REVENUES
Premiums.......................................        $ 17               $ 20         $ 40    $ 41
Universal life and investment-type product
  policy fees..................................         233                221          371     237
Net investment income..........................         167                223          389     356
Other revenues.................................          11                 12           19      19
Net investment gains (losses)..................         (35)                (6)          17      (7)
                                                       ----               ----         ----    ----
  Total revenues...............................         393                470          836     646
                                                       ----               ----         ----    ----
EXPENSES
Policyholder benefits and claims...............          90                 49           85      90
Interest credited to policyholder account
  balances.....................................          76                126          241     217
Other expenses.................................         165                184          303     185
                                                       ----               ----         ----    ----
  Total expenses...............................         331                359          629     492
                                                       ----               ----         ----    ----
Income before provision for income taxes.......          62                111          207     154
Provision for income taxes.....................          12                 35           49      35
                                                       ----               ----         ----    ----
Net income.....................................        $ 50               $ 76         $158    $119
                                                       ====               ====         ====    ====

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                         ACCUMULATED OTHER
                                                                                           COMPREHENSIVE
                                                                                           INCOME (LOSS)
                                                                                         -----------------
                                                                 ADDITIONAL               NET UNREALIZED
                                                        COMMON    PAID-IN     RETAINED   INVESTMENT GAINS
                                                        STOCK     CAPITAL     EARNINGS       (LOSSES)        TOTAL
                                                        ------   ----------   --------   -----------------   ------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)..............  $   3      $  417     $   645          $  95         $1,160
Comprehensive income (loss):
  Net income..........................................                            119                           119
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (3)            (3)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           123            123
                                                                                                             ------
    Other comprehensive income (loss).................                                                          120
                                                                                                             ------
  Comprehensive income (loss).........................                                                          239
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)............      3         417         764            215          1,399
Capital contributed by The Travelers Insurance
  Company.............................................                400                                       400
Comprehensive income (loss):
  Net income..........................................                            158                           158
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (5)            (5)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                             9              9
                                                                                                             ------
    Other comprehensive income (loss).................                                                            4
                                                                                                             ------
  Comprehensive income (loss).........................                                                          162
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)............      3         817         922            219          1,961
Comprehensive income (loss):
  Net income..........................................                             76                            76
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (2)            (2)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                            (5)            (5)
                                                                                                             ------
    Other comprehensive income (loss).................                                                           (7)
                                                                                                             ------
  Comprehensive income (loss).........................                                                           69
Assumption of liabilities by The Travelers Insurance
  Company.............................................                  4                                         4
                                                        -----      ------     -------          -----         ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)................      3         821         998            212          2,034
Effect of push down accounting of MetLife,
  Inc.'s purchase price on The Travelers Life and
    Annuity
  Company's net assets acquired (See Note 1)..........              1,112        (998)          (212)           (98)
                                                        -----      ------     -------          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)...................      3       1,933          --             --          1,936
Revisions of purchase price pushed down to The
  Travelers Life and Annuity Company's net assets
  acquired (See Note 1)...............................               (208)                                     (208)
Comprehensive income (loss):
  Net income..........................................                             50                            50
  Other comprehensive income (loss):
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           (42)           (42)
                                                                                                             ------
    Other comprehensive income (loss).................                                                          (42)
                                                                                                             ------
  Comprehensive income (loss).........................                                                            8
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)..............  $   3      $1,725     $    50          $ (42)        $1,736
                                                        =====      ======     =======          =====         ======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                     PREDECESSOR
                                                         ----------------    --------------------------------------
                                                         SIX MONTHS ENDED    SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,          JUNE 30,           DECEMBER 31,
                                                         ----------------    ----------------    ------------------
                                                               2005                2005           2004       2003
                                                         ----------------    ----------------    -------    -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................................      $    50              $  76          $   158    $   119
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................           12                 (8)             (18)       (13)
    Losses (gains) from sales of investments, net......           35                  6              (17)         7
    Interest credited to other policyholder account
      balances.........................................           76                126              241        217
    Universal life and investment-type product policy
      fees.............................................         (233)              (221)            (371)      (237)
    Change in accrued investment income................           11                 (4)              (7)       (37)
    Change in premiums and other receivables...........          (81)                 2               --          3
    Change in DAC and VOBA, net........................          (56)               (90)            (243)      (215)
    Change in insurance-related liabilities............           49                (15)             (49)       (16)
    Change in current income taxes payable.............          (25)              (242)             227       (101)
    Change in other assets.............................           90                 49               72       (128)
    Change in other liabilities........................           54                (75)             (17)        53
    Other, net.........................................           (1)                34              (21)        33
                                                             -------              -----          -------    -------
NET CASH (USED IN) OPERATING ACTIVITIES................          (19)              (362)             (45)      (315)
                                                             -------              -----          -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................        3,483                521            1,305      2,111
    Equity securities..................................           30                  8               19          8
    Mortgage loans on real estate......................           37                 18               59         23
    Real estate and real estate joint ventures.........           --                 17                9         16
    Other limited partnership interests................           17                 18               23         16
  Purchases of:
    Fixed maturities...................................       (3,557)              (448)          (2,156)    (2,854)
    Equity securities..................................           --                 (1)             (30)        (4)
    Mortgage loans on real estate......................          (20)               (75)            (136)       (28)
    Other limited partnership interests................          (11)               (41)             (89)       (75)
  Policy loans.........................................           (2)                (4)              (5)         1
  Net change in short-term investments.................          131                135             (225)       280
  Net change in other invested assets..................           21                 16               43         76
  Other, net...........................................           --                  2               (1)        10
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES....          129                166           (1,184)      (420)
                                                             -------              -----          -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...........................................          343                476            1,023        914
    Withdrawals........................................         (290)              (181)            (178)      (268)
  Net change in payables for collateral under
    securities loaned and other transactions...........           (2)               (98)             (16)        75
  Financing element of certain derivative
    instruments........................................          (13)                --               --         --
  Capital contribution from parent.....................           --                 --              400         --
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY FINANCING ACTIVITIES..............           38                197            1,229        721
                                                             -------              -----          -------    -------
Change in cash and cash equivalents....................          148                  1               --        (14)
Cash and cash equivalents, beginning of period.........           85                  1                1         15
                                                             -------              -----          -------    -------
CASH AND CASH EQUIVALENTS, END OF PERIOD...............      $   233              $   2          $     1    $     1
                                                             =======              =====          =======    =======
Supplemental disclosures of cash flow information:
    Net cash paid (received) during the period for
      income taxes.....................................      $    37              $ 277          $  (179)   $   135
    Assumption of liabilities by The Travelers
      Insurance Company................................      $    --              $   4          $    --    $    --
                                                             =======              =====          =======    =======

    See Note 1 for purchase accounting adjustment.

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS LIFE AND ANNUITY COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Life and Annuity Company ("TLAC," together with its subsidiaries, the "Company") and other affiliated entities, including the Company's parent, The Travelers Insurance Company ("TIC"), and substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $314 million, net of the related deferred tax assets of $110 million, for a net change of $204 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $23 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $227 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

price attributed to the Company was decreased by $208 million resulting in an increase in goodwill of $19 million.

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                   SUCCESSOR
                                                                   ---------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                 (IN MILLIONS)
TOTAL PURCHASE PRICE:.......................................             $11,966
  Purchase price attributed to other affiliates.............              10,238
                                                                         -------
  Purchase price attributed to the Company..................               1,728
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS...............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturities available-for-sale.......................       (4)
  Mortgage loans on real estate.............................        7
  Real estate and real estate joint ventures
     held-for-investment....................................       (1)
  Other limited partnership interests.......................        3
  Other invested assets.....................................      (10)
  Premiums and other receivables............................      (47)
  Elimination of historical deferred policy acquisition
     costs..................................................   (1,622)
  Value of business acquired................................    1,676
  Value of distribution agreements acquired.................        8
  Net deferred income tax asset.............................      261
  Other assets..............................................        5
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits....................................     (292)
  Policyholder account balances.............................     (464)
  Other liabilities.........................................      (69)
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED...               1,485
                                                                         -------
GOODWILL RESULTING FROM THE ACQUISITION.....................             $   243
                                                                         =======

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................        $ 6,135
Equity securities available-for-sale........................             35
Mortgage loans on real estate...............................            277
Policy loans................................................             36
Other limited partnership interests.........................             80
Short-term investments......................................            188
Other invested assets.......................................            332
                                                                    -------
  Total investments.........................................          7,083
Cash and cash equivalents...................................             85
Accrued investment income...................................             80
Premiums and other receivables..............................            175
Value of business acquired..................................          1,676
Goodwill....................................................            243
Other intangible assets.....................................              8
Deferred tax asset..........................................            100
Other assets................................................              6
Separate account assets.....................................         11,617
                                                                    -------
  Total assets acquired.....................................         21,073
                                                                    -------

LIABILITIES:
Future policy benefits......................................          1,728
Policyholder account balances...............................          5,684
Other policyholder funds....................................             15
Current income taxes payable................................             37
Other liabilities...........................................            264
Separate account liabilities................................         11,617
                                                                    -------
  Total liabilities assumed.................................         19,345
                                                                    -------
  Net assets acquired.......................................        $ 1,728
                                                                    =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired and distribution agreements acquired are as follows:

                                                            SUCCESSOR
                                                          -------------    WEIGHTED AVERAGE
                                                          JULY 1, 2005    AMORTIZATION PERIOD
                                                          -------------   -------------------
                                                          (IN MILLIONS)
Value of business acquired.............................      $1,676            16 years
Value of distribution agreements acquired..............           8            16 years
                                                             ------
  Total value of intangible assets acquired, excluding
     goodwill..........................................      $1,684            16 years
                                                             ======

     The estimated future amortization of the value of business acquired and distribution agreements from 2006 to 2010 is as follows:

                                                               (IN MILLIONS)
2006........................................................       $180
2007........................................................       $171
2008........................................................       $159
2009........................................................       $148
2010........................................................       $133

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TLAC is a Connecticut corporation incorporated in 1973. As described more fully in Note 1, TLAC is a wholly-owned subsidiary of TIC. On July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers annuities and life insurance to individuals and small businesses.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of the Company and partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) securities partnerships that were previously reported in other invested assets are now reported in other limited partnership interests; (iii) reinsurance recoverables are now reported in premiums and other receivables; (iv) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (v) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (vi) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (vii) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawal benefits were reclassified from cash flows from financing activities to cash flows from operating activities.

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, mortgage loans on real estate and other limited partnerships, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in " -- Summary of Critical Accounting Estimates -- Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments.

     Prior to the Acquisition, the Company used the equity method of accounting for all other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company has the ability to enter into income generation and replication derivatives as permitted by its Derivatives Use Plan approved by the Connecticut Insurance Department (the "Department"). Freestanding derivatives are carried on the Company's consolidated balance sheet either as

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $83 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                   SUCCESSOR
                                                               -----------------
                                                               DECEMBER 31, 2005
                                                               -----------------
                                                                 (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................         $ --
Effect of push down accounting of MetLife's purchase price
  on TLAC's net assets acquired (See Note 1)................          243
                                                                     ----
BALANCE, BEGINNING OF PERIOD................................          243
Dispositions and other......................................           --
                                                                     ----
BALANCE, BEGINNING AND END OF PERIOD........................         $243
                                                                     ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at December 31, 2005. The interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 8% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  PRODUCT LIABILITY CLASSIFICATION CHANGES RESULTING FROM THE ACQUISITION

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

  GUARANTEES

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include surrender penalties collected at the time of a contract surrender and other miscellaneous charges related to annuity and universal life contracts recognized when received.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosure.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of less than $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46 Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a variable interest entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                               SUCCESSOR
                                              --------------------------------------------
                                                           DECEMBER 31, 2005
                                              --------------------------------------------
                                                             GROSS
                                               COST OR    UNREALIZED
                                              AMORTIZED   -----------   ESTIMATED    % OF
                                                COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                              ---------   ----   ----   ----------   -----
                                                         (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $2,808     $ 6    $ 70     $2,744      45.3%
Residential mortgage-backed securities......    1,021       1      17      1,005      16.6
Foreign corporate securities................      562       4      16        550       9.1
U.S. Treasury/agency securities.............      793       4       6        791      13.1
Commercial mortgage-backed securities.......      665       3       9        659      10.9
Asset-backed securities.....................      147      --       2        145       2.4
State and political subdivision
  securities................................       84      --       3         81       1.3
Foreign government securities...............       75       3       1         77       1.3
                                               ------     ---    ----     ------     -----
  Total bonds...............................    6,155      21     124      6,052     100.0
Redeemable preferred stocks.................        3      --      --          3        --
                                               ------     ---    ----     ------     -----
  Total fixed maturities....................   $6,158     $21    $124     $6,055     100.0%
                                               ======     ===    ====     ======     =====
Common stocks...............................   $    1     $ 1    $  1     $    1      25.0%
Non-redeemable preferred stocks.............        3      --      --          3      75.0
                                               ------     ---    ----     ------     -----
  Total equity securities...................   $    4     $ 1    $  1     $    4     100.0%
                                               ======     ===    ====     ======     =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               PREDECESSOR
                                              ---------------------------------------------
                                                            DECEMBER 31, 2004
                                              ---------------------------------------------
                                                             GROSS
                                               COST OR     UNREALIZED
                                              AMORTIZED   ------------   ESTIMATED    % OF
                                                COST      GAIN   LOSS    FAIR VALUE   TOTAL
                                              ---------   ----   -----   ----------   -----
                                                          (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $3,373     $218   $  4      $3,587      57.3%
Residential mortgage-backed securities......      618       13     --         631      10.1
Foreign corporate securities................    1,180       71      2       1,249      19.9
U.S. Treasury/agency securities.............      154        9     --         163       2.6
Commercial mortgage-backed securities.......      288       11      1         298       4.8
Asset-backed securities.....................      192        1     --         193       3.1
State and political subdivision
  securities................................       57        8     --          65       1.0
Foreign government securities...............       63        6     --          69       1.1
                                               ------     ----   -----     ------     -----
  Total bonds...............................    5,925      337      7       6,255      99.9
Redeemable preferred stocks.................        4        2     --           6       0.1
                                               ------     ----   -----     ------     -----
  Total fixed maturities....................   $5,929     $339   $  7      $6,261     100.0%
                                               ======     ====   =====     ======     =====
Common stocks...............................   $   19     $  3   $ --      $   22      84.6%
Non-redeemable preferred stocks.............        4       --     --           4      15.4
                                               ------     ----   -----     ------     -----
  Total equity securities...................   $   23     $  3   $ --      $   26     100.0%
                                               ======     ====   =====     ======     =====

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................        $411                $629
Banking..............................................        $341                $457
Electric Utilities...................................        $278                $427
Capital Goods(2).....................................        $213                $329
Real Estate Investment Trust.........................        $207                $394
Finance Companies....................................        $203                $519
Basic Industry(3)....................................        $187                $243
Insurance............................................        $155                $291

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $395 million and $501 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($10) million and $42 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimated fair values of $2 million and $5 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($3) million and $1 million at December 31, 2005 and 2004, respectively.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $  347       $  346      $  263       $  269
Due after one year through five years.......    1,192        1,171       1,576        1,658
Due after five years through ten years......    1,577        1,534       2,335        2,482
Due after ten years.........................    1,206        1,192         653          724
                                               ------       ------      ------       ------
  Subtotal..................................    4,322        4,243       4,827        5,133
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    1,833        1,809       1,098        1,122
                                               ------       ------      ------       ------
  Subtotal..................................    6,155        6,052       5,925        6,255
Redeemable preferred stocks.................        3            3           4            6
                                               ------       ------      ------       ------
     Total fixed maturities.................   $6,158       $6,055      $5,929       $6,261
                                               ======       ======      ======       ======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $644 million and $235 million, respectively. Approximately 79% and 78% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $361 million and $396 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   ----   ------
                                                          (IN MILLIONS)
Proceeds.............................       $3,351              $212         $820   $1,665
Gross investment gains...............       $    3              $  9         $ 25   $   50
Gross investment losses..............       $  (54)             $(12)        $(25)  $  (52)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005 and June 30, 2005. Gross investment losses exclude writedowns recorded during the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $7 million and $11 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                      SUCCESSOR
                              ------------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2005
                              ------------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                  LESS THAN 12 MONTHS               THAN 12 MONTHS                     TOTAL
                              ----------------------------   ----------------------------   ----------------------------
                              ESTIMATED         GROSS        ESTIMATED         GROSS        ESTIMATED         GROSS
                              FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                              ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                                (DOLLARS IN MILLIONS)
U.S. corporate securities...    $2,307          $ 70           $  --           $  --          $2,307          $ 70
Residential mortgage-backed
  securities................       932            17              --              --             932            17
Foreign corporate
  securities................       422            16              --              --             422            16
U.S. Treasury/agency
  securities................       515             6              --              --             515             6
Commercial mortgage-backed
  securities................       352             9              --              --             352             9
Asset-backed securities.....        99             2              --              --              99             2
State and political
  subdivision securities....        74             3              --              --              74             3
Foreign government
  securities................        27             1              --              --              27             1
                                ------          ----           -----           -----          ------          ----
  Total bonds...............     4,728           124              --              --           4,728           124
Redeemable preferred
  stocks....................         1            --              --              --               1            --
                                ------          ----           -----           -----          ------          ----
  Total fixed maturities....    $4,729          $124           $  --           $  --          $4,729          $124
                                ======          ====           =====           =====          ======          ====
Equity securities...........    $    3          $  1           $  --           $  --          $    3          $  1
                                ======          ====           =====           =====          ======          ====
Total number of securities
  in an unrealized loss
  position..................     1,504                            --                           1,504
                                ======                         =====                          ======

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                         ---------------------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004
                         ---------------------------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                              LESS THAN 12 MONTHS               THAN 12 MONTHS                       TOTAL
                         -----------------------------   -----------------------------   -----------------------------
                         ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED
                         FAIR VALUE         LOSS         FAIR VALUE         LOSS         FAIR VALUE         LOSS
                         ----------   ----------------   ----------   ----------------   ----------   ----------------
                                                             (DOLLARS IN MILLIONS)
U.S. corporate
  securities...........     $343           $   4            $10            $  --            $353            $ 4
Residential mortgage-
  backed securities....       52              --             --               --              52             --
Foreign corporate
  securities...........      141               1             24                1             165              2
U.S. Treasury/agency
  securities...........        5              --             --               --               5             --
Commercial mortgage-
  backed securities....       51               1             --               --              51              1
Asset-backed
  securities...........       65              --              5               --              70             --
Foreign government
  securities...........        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total bonds..........      658               6             39                1             697              7
Redeemable preferred
  stocks...............        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total fixed
     maturities........     $659           $   6            $39            $   1            $698            $ 7
                            ====           =====            ===            =====            ====            ===
Equity securities......     $  1           $  --            $ 3            $  --            $  4            $--
                            ====           =====            ===            =====            ====            ===
Total number of
  securities in an
  unrealized loss
  position.............      242                             27                              269
                            ====                            ===                             ====

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more for:

                                                                 SUCCESSOR
                         ------------------------------------------------------------------------------------------
                                                             DECEMBER 31, 2005
                         ------------------------------------------------------------------------------------------
                           COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ------------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%    20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   --------------
                                                           (DOLLARS IN MILLIONS)
Less than six months...     $4,843           $14           $ 119           $6            1,480             24
                            ------           ---           -----           --            -----             --
  Total................     $4,843           $14           $ 119           $6            1,480             24
                            ======           ===           =====           ==            =====             ==

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                PREDECESSOR
                                        ------------------------------------------------------------
                                                             DECEMBER 31, 2004
                                        ------------------------------------------------------------
                                        COST OR AMORTIZED     GROSS UNREALIZED        NUMBER OF
                                               COST                LOSSES             SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                           (DOLLARS IN MILLIONS)
Less than six months..................    $506       $ --      $   3      $ --       182        --
Six months or greater but less than
  nine months.........................     134         --          2        --        47        --
Nine months or greater but less than
  twelve months.......................      26         --          1        --        13        --
Twelve months or greater..............      43         --          1        --        27        --
                                          ----       ----      -----      ----       ---       ---
  Total...............................    $709       $ --      $   7      $ --       269        --
                                          ====       ====      =====      ====       ===       ===

     As of December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $7 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. There were no securities on loan under the program at December 31, 2005. Securities with a cost or amortized cost of $105 million and an estimated fair value of $109 million were on loan under the program at December 31, 2004. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was not liable for any cash collateral under its control at December 31, 2005. The Company was liable for cash collateral under its control of $114 million at December 31, 2004. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

no security collateral on deposit from customers at December 31, 2005 in connection with securities lending transactions. In connection with securities lending transactions, there was security collateral of $24 million on deposit from customers at December 31, 2004. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $5 million both at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005 and 2004.

  MORTGAGE LOANS ON REAL ESTATE

     At December 31, 2005 and 2004, the Company's mortgage loans on real estate consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage loans on real estate...............        $258                $209
Underperforming mortgage loans on real estate.......          --                   3
                                                            ----                ----
  Total mortgage loans on real estate...............        $258                $212
                                                            ====                ====

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 27%, 16%, and 16% of the properties were located in California, New York and Maryland, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities.......................        $155               $185         $341    $310
Equity securities......................          --                 --            2       8
Mortgage loans on real estate..........           8                  9           18      11
Policy loans...........................          --                  1            1       1
Other limited partnership interests....           2                 27           28      24
Cash, cash equivalents and short-term
  investments..........................           5                  4            5       7
Other..................................          --                 --           --       1
                                               ----               ----         ----    ----
  Total................................        $170               $226         $395    $362
Less: Investment expenses..............           3                  3            6       6
                                               ----               ----         ----    ----
  Net investment income................        $167               $223         $389    $356
                                               ====               ====         ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities(1)....................        $(51)              $(5)          $(6)   $(14)
Equity securities......................          --                 2            (1)      1
Mortgage loans on real estate..........          (1)               --            --      (1)
Derivatives............................          18                (3)           21       8
Other..................................          (1)               --             3      (1)
                                               ----               ---           ---    ----
  Net investment gains (losses)........        $(35)              $(6)          $17    $ (7)
                                               ====               ===           ===    ====

---------------

(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                              SUCCESSOR                 PREDECESSOR
                                           ----------------   --------------------------------
                                           SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                             DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                           ----------------   ----------------   -------------
                                                 2005               2005         2004    2003
                                           ----------------   ----------------   -----   -----
                                                              (IN MILLIONS)
Fixed maturities.........................       $(103)             $ 319         $ 332   $ 323
Equity securities........................          --                  3             3      --
Derivatives..............................          --                 --             2      10
Other....................................          (6)                 4            --      (2)
                                                -----              -----         -----   -----
  Total..................................        (109)               326           337     331
Amounts allocated from DAC and VOBA......          45                 --            --      --
Deferred income taxes....................          22               (114)         (118)   (116)
                                                -----              -----         -----   -----
     Net unrealized investment gains
       (losses)..........................       $ (42)             $ 212         $ 219   $ 215
                                                =====              =====         =====   =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) were as follows:

                                                SUCCESSOR                 PREDECESSOR
                                             ----------------   --------------------------------
                                             SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                               DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                             ----------------   ----------------   -------------
                                                   2005               2005         2004    2003
                                             ----------------   ----------------   -----   -----
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD............       $ 212               $219         $215    $ 95
Effect of purchase accounting push down
  (See Note 1).............................        (212)                --           --      --
                                                  -----               ----         ----    ----
BALANCE, BEGINNING OF PERIOD...............          --                219          215      95
Unrealized investment gains (losses) during
  the period...............................        (109)               (10)           6     184
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA.............................          45                 --           --      --
  Deferred income taxes....................          22                  3           (2)    (64)
                                                  -----               ----         ----    ----
BALANCE, END OF PERIOD.....................       $ (42)              $212         $219    $215
                                                  =====               ====         ====    ====

Net change in unrealized investment gains
  (losses).................................       $ (42)              $ (7)        $  4    $120
                                                  =====               ====         ====    ====

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              -----------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              -----------------------
                                                                            MAXIMUM
                                                                TOTAL     EXPOSURE TO
                                                              ASSETS(1)     LOSS(2)
                                                              ---------   -----------
                                                                   (IN MILLIONS)
Other limited partnerships(3)...............................    $347          $6
                                                                ----          --
  Total.....................................................    $347          $6
                                                                ====          ==

---------------

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $1,069     $202        $ 2         $200      $  4        $ 1
Financial futures...............       64        1          1          168        --         --
Foreign currency swaps..........       31       --          7           29        --         10
Foreign currency forwards.......        8       --         --            3        --         --
Options.........................       --      115          3           --       135         --
Financial forwards..............       --       --          2           --        --          2
Credit default swaps............        4       --         --            9        --         --
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 413 and 164 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 36,500 and 72,900 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,058,300 and 881,350 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                           SUCCESSOR
                               -----------------------------------------------------------------
                                                        REMAINING LIFE
                               -----------------------------------------------------------------
                                          AFTER ONE YEAR   AFTER FIVE YEARS
                               ONE YEAR      THROUGH           THROUGH          AFTER
                               OR LESS      FIVE YEARS        TEN YEARS       TEN YEARS   TOTAL
                               --------   --------------   ----------------   ---------   ------
                                                         (IN MILLIONS)
Interest rate swaps..........    $ 33          $286              $750           $  --     $1,069
Financial futures............      64            --                --              --         64
Foreign currency swaps.......      --             9                22              --         31
Foreign currency forwards....       8            --                --              --          8
Credit default swaps.........      --             2                 2              --          4
                                 ----          ----              ----           -----     ------
  Total......................    $105          $297              $774           $  --     $1,176
                                 ====          ====              ====           =====     ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $   --     $ --        $--         $129      $ --        $--
Cash flow.......................       --       --         --          126         3         10
Non-qualifying..................    1,176      318         15          154       136          3
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   --------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   -------------
                                                2005               2005         2004    2003
                                          ----------------   ----------------   -----   -----
                                                             (IN MILLIONS)
Changes in the fair value of
  derivatives...........................       $  --               $--           $(3)    $--
Changes in the fair value of the items
  hedged................................          --                (1)           (1)     (3)
                                               -----               ---           ---     ---
Net ineffectiveness of fair value
  hedging activities....................       $  --               $(1)          $(4)    $(3)
                                               =====               ===           ===     ===

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($1) million, ($4) million, and ($3) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD................       $  --               $ 2          $ 10    $ 13
Effect of purchase accounting push down (See
  Note 1)......................................          --                --            --      --
                                                      -----               ---          ----    ----
BALANCE, BEGINNING OF PERIOD...................          --                 2            10      13
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges.............................          --                (3)          (14)    (11)
Amounts reclassified to net investment
  income.......................................          --                 1             6       8
                                                      -----               ---          ----    ----
BALANCE, END OF PERIOD.........................       $  --               $--          $  2    $ 10
                                                      =====               ===          ====    ====

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; and (iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of $9 million, $9 million, ($20) million and ($64) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $22 million and $72 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2004 were gains (losses) of $23 million, ($2) million, and $19 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $108 million and $94 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $22 million and $8 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                              DAC      VOBA    TOTAL
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)...................  $1,064   $   13   $1,077
  Capitalization...........................................     351       --      351
  Less: amortization.......................................     136        1      137
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR).................   1,279       12    1,291
  Capitalization...........................................     469       --      469
  Less: amortization.......................................     226        1      227
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR).................   1,522       11    1,533
  Capitalization...........................................     222       --      222
  Less: amortization.......................................     132        1      133
                                                             ------   ------   ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR).....................   1,612       10    1,622
  Effect of purchase accounting push down (See Note 1).....  (1,612)   1,666       54
                                                             ------   ------   ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)........................      --    1,676    1,676
                                                             ------   ------   ------
Capitalization.............................................     164       --      164
                                                             ------   ------   ------
Less: amortization related to:
  Net investment gains (losses)............................      (3)      (7)     (10)
  Unrealized investment gains (losses).....................     (17)     (28)     (45)
  Other expenses...........................................      12      106      118
                                                             ------   ------   ------
     Total amortization....................................      (8)      71       63
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)...................  $  172   $1,605   $1,777
                                                             ======   ======   ======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $179 million in 2006, $170 million in 2007, $158 million in 2008, $147 million in 2009 and $132 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS

     Changes in value of distribution agreements ("VODA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                               (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................        $--
Effect of purchase accounting push down (See Note 1)........          8
Amortization................................................         --
                                                                    ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................          8
Capitalization..............................................         --
Amortization................................................         --
                                                                    ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................        $ 8
                                                                    ===

     The estimated future amortization expense of the VODA is $1 million per year for each of the years from 2006 to 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 36               $25              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (36)               --               --
                                                ----               ---              ---
BALANCE, BEGINNING OF PERIOD............          --                25               --
Capitalization..........................           8                12               25
Amortization............................          --                (1)              --
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $  8               $36              $25
                                                ====               ===              ===

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                             SUCCESSOR                       PREDECESSOR
                                   ------------------------------   ------------------------------
                                         DECEMBER 31, 2005                DECEMBER 31, 2004
                                   ------------------------------   ------------------------------
                                       IN THE            AT             IN THE            AT
                                   EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                   --------------   -------------   --------------   -------------
                                                        (DOLLARS IN MILLIONS)

ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Account value (general and
     separate account)...........      $14,507           N/A           $14,293            N/A
  Net amount at risk.............      $   569(1)        N/A(2)        $   727(1)         N/A(2)
  Average attained age of
     contractholders.............     63 years           N/A          63 years            N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                   SUCCESSOR                PREDECESSOR
                                            -----------------------   -----------------------
                                               DECEMBER 31, 2005         DECEMBER 31, 2004
                                            -----------------------   -----------------------
                                            SECONDARY     PAID UP     SECONDARY     PAID UP
                                            GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                            ----------   ----------   ----------   ----------
                                                          (DOLLARS IN MILLIONS)
Account value (general and separate
  account)................................    $ 1,694       N/A         $ 1,088       N/A
Net amount at risk........................    $21,719(1)    N/A(1)      $12,823(1)    N/A(1)
Average attained age of policyholders.....   57 years       N/A        58 years       N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for each of the years ended December 31, 2004 and 2003.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Mutual Fund Groupings
  Equity............................................       $ 9,055             $ 8,282
  Bond..............................................         1,055                 989
  Balanced..........................................         1,261               1,509
  Money Market......................................           286                 319
  Specialty.........................................           218                 254
                                                           -------             -------
     TOTAL..........................................       $11,875             $11,353
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12,179 million and $11,631 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk. There are no separate accounts for which the Company contractually guarantees either a minimum return or account value at December 31, 2005 and 2004.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $115 million, $95 million, $200 million and $127 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $48.6 billion and $44.3 billion at December 31, 2005 and 2004, respectively. The Company evaluates its

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed as a pure captive insurer in order to permit TLAC and TIC to cede 100% of their risk associated with the secondary death benefit guarantee rider on certain universal life contracts. As part of the Acquisition TLARC became a direct subsidiary of MetLife. See Note 13.

     Total variable annuity account balances with GMDB riders were $14.5 billion, of which $4.7 billion, or 33%, was reinsured, and $11.1 billion, of which $4.8 billion, or 43%, is reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totals $569 million, of which $525 million, or 92%, is reinsured and $727 million, of which $670 million, or 90%, is reinsured at December 31, 2005 and 2004, respectively.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Direct premiums earned.................        $ 41               $ 39         $ 74    $ 66
Reinsurance assumed....................          --                 --           --      --
Reinsurance ceded......................         (24)               (19)         (34)    (25)
                                               ----               ----         ----    ----
Net premiums earned....................        $ 17               $ 20         $ 40    $ 41
                                               ====               ====         ====    ====
Reinsurance recoverables netted against
  policyholder benefits................        $ 42               $ 61         $ 95    $ 75
                                               ====               ====         ====    ====

Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $77 million and $44 million at December 31, 2005 and 2004, respectively. Reinsurance premiums and ceded commissions payable included in other liabilities, were $12 million and $9 million at December 31, 2005 and 2004, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $(20)              $ 50         $ 96    $ 73
  Foreign..............................          --                 --           --       1
                                               ----               ----         ----    ----
                                                (20)                50           96      74
                                               ----               ----         ----    ----
Deferred:
  Federal..............................          32                (15)         (47)    (39)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 12               $ 35         $ 49    $ 35
                                               ====               ====         ====    ====

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $ 22               $39          $ 72    $ 54
Tax effect of:
  Tax exempt investment income.........         (10)               (4)          (15)    (11)
  Tax reserve release..................          --                --            (8)     (8)
                                               ----               ---          ----    ----
Provision for income taxes.............        $ 12               $35          $ 49    $ 35
                                               ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................        $ 580               $ 372
  Net unrealized investment losses..................           22                  --
  Capital loss carryforward.........................           17                  --
  Other.............................................            8                   7
                                                            -----               -----
  Total.............................................          627                 379
                                                            -----               -----
Deferred income tax liabilities:
  DAC and VOBA......................................         (525)               (426)
  Net unrealized investment gains...................           --                (118)
  Investments, net..................................          (12)                (13)
  Other.............................................           --                  (2)
                                                            -----               -----
  Total.............................................         (537)               (559)
                                                            -----               -----
Net deferred income tax asset (liability)...........        $  90               $(180)
                                                            =====               =====

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax assets will be realized.

     Capital loss carryforwards amount to $50 million at December 31, 2005 and will expire in 2010.

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its parent, TIC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company files a consolidated federal income tax return with Citigroup, and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement.") Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TLAC had $265 million payable to TIC at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $2 million. If the entire

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of less than $1 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. The Company and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present is not aware of any systemic problems with respect to such matters that have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $1 million at December 31, 2005 and December 31, 2004, respectively, and a related asset for premium tax offsets of $1 million at December 31, 2005, respectively, for future assessments in respect of currently impaired, insolvent or failed insurers. The related asset for premium tax offsets was insignificant at December 31, 2004 for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $15 million and $20 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $20 million and $26 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

GUARANTEES

     In the normal course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits.

     These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to contractual limitation, while in other cases such limitations are not specified or applicable. Therefore, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was insignificant for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TLAC is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TLAC will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TLAC through June 30, 2007 require prior approval of the Commissioner. TLAC did not pay dividends in 2005 or 2004.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, TIC.

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant asset not admitted by TLAC is the net deferred tax asset resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income (loss) of the TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
Holding (losses) gains on investments arising
  during the period............................        $(89)              $(5)         $ 18    $183
Income tax effect of holding (losses) gains....          31                 1            (6)    (64)
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.......................         (32)                3             6      14
  Amortization of premiums and accretion of
     discounts associated with investments.....          12                (8)          (18)    (13)
  Income tax effect of reclassification
     adjustments...............................           7                 2             4      --
                                                       ----               ---          ----    ----
     Total reclassification adjustments........         (13)               (3)           (8)      1
Allocation of holding loss on investments
  relating to other policyholder amounts.......          45                --            --      --
Income tax effect of allocation of holding
  loss.........................................         (16)               --            --      --
                                                       ----               ---          ----    ----
     Other comprehensive income (losses).......        $(42)              $(7)         $  4    $120
                                                       ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                                                              YEARS ENDED
                                       SIX MONTHS ENDED   SIX MONTHS ENDED   DECEMBER 31,
                                         DECEMBER 31,         JUNE 30,       -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  27              $  19         $  45   $  34
Commissions..........................         156                180           373     298
Amortization of DAC and VOBA.........         108                133           227     137
Capitalization of DAC................        (164)              (222)         (469)   (351)
Rent, net of sublease income.........           2                  1             4       3
Other................................          36                 73           123      64
                                            -----              -----         -----   -----
     Total other expenses............       $ 165              $ 184         $ 303   $ 185
                                            =====              =====         =====   =====

12.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturities..........................................              $6,055      $6,055
  Equity securities.........................................              $    4      $    4
  Mortgage loans on real estate.............................              $  258      $  258
  Policy loans..............................................              $   37      $   37
  Short-term investments....................................              $   57      $   57
  Cash and cash equivalents.................................              $  233      $  233
  Mortgage loan commitments.................................    $20       $   --      $   --
  Commitments to fund partnership investments...............    $15       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,195      $2,982
  Payables for collateral under securities loaned and other
     transactions...........................................              $  108      $  108

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2004
Assets:
  Fixed maturities..........................................              $6,261      $6,261
  Equity securities.........................................              $   26      $   26
  Mortgage loans on real estate.............................              $  212      $  221
  Policy loans..............................................              $   32      $   32
  Short-term investments....................................              $  420      $  420
  Cash and cash equivalents.................................              $    1      $    1
  Mortgage loan commitments.................................    $26       $   --      $   --
  Commitments to fund partnership investments...............    $20       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,458      $3,519
  Payables for collateral under securities loaned and other
     transactions...........................................              $  208      $  208

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

13.  RELATED PARTY TRANSACTIONS

     TIC, TLAC's parent, handles all banking functions including payment of expenses for TLAC.

     In December 2004, TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $40 million. Fees associated with this contract, included within other expenses, were $12 million and $22 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate, subsequent to the Acquisition Date. Reinsurance recoverables under these agreements with RGA were $33 million and $17 million at December 31, 2005 and 2004, respectively. Ceded premiums, universal life fees and benefits were $2 million, $19 million and $36 million, respectively, for the six months ended December 31, 2005 and $3 million, $7 million and $5 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, TLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of $(1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, TLAC sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets Inc., in the amount of $38 million at December 31, 2004.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid TIC an insignificant amount for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003 for these services.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004, the pool totaled approximately $4.1 billion of which the Company's share amounted to $384 million and is included in short-term investments on the balance sheet.

     In the ordinary course of business, the Company distributes fixed and variable annuity products through its affiliate Smith Barney ("SB"). Premiums and deposits related to these products were $506 million and $707 million in 2004 and 2003, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $108 million and $88 million in 2004 and 2003, respectively. Commissions and fees paid to SB were $50 million and $57 million in 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also distributes deferred annuity products through its affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries,"CitiStreet") and Citibank, N.A. ("Citibank").

     Deposits received from PFS were $636 million and $628 million in 2004 and 2003, respectively. Commissions and fees paid to PFS were $48 million and $52 million, in 2004 and 2003, respectively.

     Deposits received from CitiStreet were $116 million and $82 million in 2004 and 2003, respectively. Related commissions and fees paid to CitiStreet were $3 million and $2 million in 2004 and 2003, respectively.

     Deposits received from Citibank were $112 million and $162 million in 2004 and 2003, respectively. Commissions and fees paid to Citibank were $13 million and $12 million in 2004 and 2003, respectively.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004 and 2003.

14.  SUBSEQUENT EVENT

     On February 14, 2006, TLAC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Life and Annuity Company (the "Charter Amendment"). The Charter Amendment changes the name of TLAC to "MetLife Life and Annuity Company of Connecticut" and is effective on May 1, 2006.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005
                                 (IN MILLIONS)

                                                                SUCCESSOR
                                             ------------------------------------------------
                                                  COST OR                        AMOUNT AT
                                                 AMORTIZED        ESTIMATED    WHICH SHOWN ON
                                                  COST(1)         FAIR VALUE   BALANCE SHEET
                                                 ---------        ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities.......        $  793           $  791         $  791
     State and political subdivision
       securities..........................            84               81             81
     Foreign government securities.........            75               77             77
     Public utilities......................           199              197            197
     All other corporate bonds.............         3,171            3,097          3,097
  Residential and commercial
     mortgage-backed, and other
     asset-backed securities...............         1,833            1,809          1,809
  Redeemable preferred stock...............             3                3              3
                                                   ------           ------         ------
     Total fixed maturities................         6,158           $6,055          6,055
                                                   ------           ======         ------
Equity Securities:
  Common stocks:
     Industrial, miscellaneous and all
       other...............................             1           $    1              1
  Non-redeemable preferred stocks..........             3                3              3
                                                   ------           ------         ------
     Total equity securities...............             4           $    4              4
                                                   ------           ======         ------
Mortgage loans on real estate..............           258                             258
Policy loans...............................            37                              37
Other limited partnership interests........            73                              73
Short-term investments.....................            57                              57
Other invested assets......................           333                             333
                                                   ------                          ------
     Total investments.....................        $6,920                          $6,817
                                                   ======                          ======

---------------

(1) Cost for fixed maturities and mortgage loans on real estate represent original cost reduced by repayments, net valuation allowances and write-downs from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by write-downs from other-than-temporary declines in value; and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND
                        DECEMBER 31, 2004 (PREDECESSOR)
                                 (IN MILLIONS)

                                                                       FUTURE
                                                                       POLICY
                                                                    BENEFITS AND
                                                            DAC        OTHER       POLICYHOLDER
                                                            AND     POLICYHOLDER     ACCOUNT       UNEARNED
                                                            VOBA       FUNDS         BALANCES     REVENUE(1)
                                                            -----   ------------   ------------   ----------
As of December 31, 2005 (SUCCESSOR)......................  $1,777      $1,808         $5,688         $18
                                                           ======      ======         ======         ===
As of December 31, 2004 (PREDECESSOR)....................  $1,533      $1,079         $5,227         $42
                                                           ======      ======         ======         ===

---------------

(1) Amounts are included in the other policyholder funds column for successor and included in other liabilities for predecessor.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                          SCHEDULE III -- (CONTINUED)

           FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR) AND
                        JUNE 30, 2005 (PREDECESSOR) AND
          FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)
                                 (IN MILLIONS)

                                       PREMIUM                  POLICYHOLDER
                                       REVENUES                   BENEFITS     AMORTIZATION OF                PREMIUMS
                                         AND          NET           AND         DAC AND VOBA       OTHER      WRITTEN
                                        POLICY    INVESTMENT      INTEREST       CHARGED TO      OPERATING   (EXCLUDING
                                         FEES       INCOME        CREDITED     OTHER EXPENSES    EXPENSES      LIFE)
                                         ------   -----------   ------------   ---------------   ---------   ----------
For the six months ended December 31,
  2005 (SUCCESSOR)...................    $250        $167           $166            $108            $57        $  --
                                         ====        ====           ====            ====            ===        =====
For the six months ended June 30,
  2005 (PREDECESSOR).................    $241        $223           $175            $133            $51        $   4
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2004
  (PREDECESSOR)......................    $411        $389           $326            $227            $76        $   6
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2003
  (PREDECESSOR)......................    $278        $356           $307            $137            $48        $   4
                                         ====        ====           ====            ====            ===        =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
        AND JUNE 30, 2005 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                                 (IN MILLIONS)

                                                                                                      % AMOUNT
                                                               GROSS                          NET     ASSUMED
                                                              AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                              -------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
  (SUCCESSOR)
Life insurance in-force.....................................  $63,023   $48,618    $ --     $14,405       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    41   $    24    $ --     $    17       --%
                                                              =======   =======    ====     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (PREDECESSOR)
Life insurance premium......................................  $    39   $    19    $ --     $    20       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2004 (PREDECESSOR)
Life insurance in-force.....................................  $54,886   $44,286    $ --     $10,600       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    74   $    34    $ --     $    40       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2003 (PREDECESSOR)
Life insurance in-force.....................................  $43,671   $34,973    $ --     $ 8,698       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    66   $    25    $ --     $    41       --%
                                                              =======   =======    ====     =======

                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA


                       STATEMENT OF ADDITIONAL INFORMATION


                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



MLAC-BOOK-05-09-86                                                      May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


            (1)   Statement of Assets and Liabilities as of December 31, 2005



            (2)   Statement of Operations for the year ended December 31, 2005



            (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004



            (4)   Statement of Investments as of December 31, 2005



            (5)   Notes to Financial Statements


      The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

            (1) Statements of Income for the years ended December 31, 2005, 2004 and 2003

            (2)   Balance Sheets as of December 31, 2005 and 2004

            (3) Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003

            (4) Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

            (5)   Notes to Financial Statements

            (6)   Financial Statement Schedules

(b)   EXHIBITS


EXHIBIT
 NUMBER     DESCRIPTION
 ------     -----------
   1.       Resolution of The Travelers Life and Annuity Company Board of
            Directors authorizing the establishment of the Registrant.
            (Incorporated herein by reference to Exhibit 1 to the Registration
            Statement on Form N-4, filed May 23, 1997.)

   2.       Not Applicable.

   3(a).    Distribution and Principal Underwriting Agreement among the
            Registrant, The Travelers Insurance Company and Travelers
            Distribution LLC (Incorporated herein by reference to Exhibit 3(a) the Registration Statement on Form S-2, File No. 333-58809 filed
            February 26, 2001.)

   3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers
            Fund ABD for Variable Annuities to the Registration Statement on
            Form N-4, File No. 033-65343 filed April 6, 2006.)

   4(a).    Variable Annuity Contract. (Incorporated herein by reference to
            Exhibit 4 to the Registration Statement on Form N-4, File No.
            333-70659, filed January 15, 1999.)

   4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
            Registration Statement on Form N-4, file No. 333-101778, filed
            November 19, 2004.)

   4(c).    Company Name Change Endorsement The Travelers Life and Annuity
            Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers
            Fund ABD II for Variable Annuities Registration Statement on Form
            N-4, File No. 033-65339 filed on April 7, 2006.)

   5(a). Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 2 to the Registration Statement on Form
            N-4, File No. 333-70659, filed September 29, 1999.)

   5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-

            Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities to the Registration Statement on Form N-4, File No.
            033-65343 filed April 6, 2006.)

   6(a).    Charter of The Travelers Life and Annuity Company, as amended on
            April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to
            Registration Statement on Form N-4, File No. 333-40191, filed
            November 13, 1998.)

   6(b).    By-Laws of The Travelers Life and Annuity Company, as amended on
            October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed
            November 13, 1998.)

   6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Life and Annuity Company effective May 1, 2006.
            (Incorporated herein by reference to Exhibit 6(c) to Post-Effective
            Amendment No. 14 to The Travelers Fund ABD II for Variable Annuities
            Registration Statement on Form N-4, File No. 033-65339 filed April
            7, 2006.)

   7.       Specimen Reinsurance Contract. (Incorporated herein by reference to
            Exhibit 7 to Post-Effective Amendment No. 2 the Registration
            Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

   8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
            Statement on Form N-4, File No. 333-101778 filed April 21, 2005.)

   8(b).    Participation Agreement Among Metropolitan Series Fund, Inc.,
            MetLife Advisers, LLC, Metropolitan Life Insurance Company, The
            Travelers Insurance Company and The Travelers Life and Annuity
            Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities Registration Statement on
            Form N-4, File No. 033-65343 filed April 6, 2006.)

   8(c).    Participation Agreement Among Met Investors Series Trust, Met
            Investors Advisory, LLC, MetLife Investors Distribution Company, The
            Travelers Insurance Company and The Travelers Life and Annuity
            Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities Registration Statement on
            Form N-4, File No. 033-65343 filed April 6, 2006.)

   9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-70659, filed
            January 15, 1999.)

   10(a)    Consent of KPMG LLP, Independent Registered Public Accounting Firm.
            Filed herewith.

   10(b)    Consent of Deloitte & Touche LLP, Independent Registered Public
            Accounting Firm. Filed herewith.

   11.      Not applicable.

   12.      Not applicable.

   15.      Power of Attorney authorizing Michele H. Abate, Thomas S. Clark,
            John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C.
            Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for
            C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley
            J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable
            Annuity Separate Account 2002 Registration Statement on Form N-4,
            File No.333-100434, filed September 19, 2005.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:
      The Travelers Life and Annuity Company
      One Cityplace
      Hartford, CT  06103-3415



NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
------------------                 ----------------------
C. Robert Henrikson                Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Leland C. Launer, Jr.              Director
501 Route 22
Bridgewater, NJ 08807
Lisa M. Weber                      Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Steven A. Kandarian                Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962
James L. Lipscomb                  Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Gwenn L. Carr                      Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Michael K. Farrell                 Senior Vice President
10 Park Avenue
Morristown, NJ 07962
Hugh C. McHaffie                   Senior Vice President
501 Boylston Street
Boston, MA 02116
Joseph J. Prochaska, Jr.           Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Stanley J. Talbi                   Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Anthony J. Williamson              Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Roberto Baron                      Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North

Long Island City, New York
11101
Steven J. Brash                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
William D. Cammarata               Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Vincent Cirulli                    Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Dingler                   Vice President
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                Vice President
260 Madison Ave
New York, NY 10016
Judith A. Gulotta                  Vice President
10 Park Avenue
Morristown, NJ 07962
C. Scott Inglis                    Vice President
10 Park Avenue
Morristown, NJ 07962
Daniel D. Jordan                   Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116
Bennett Kleinberg                  Vice President and Actuary
185 Asylum Street
Hartford, CT 06103
Paul L. LeClair                    Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Gene L. Lunman                     Vice President
185 Asylum Street
Hartford, CT 06103
Joseph J. Massimo                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Daniel A. O'Neill                  Vice President
10 Park Avenue
Morristown, NJ 07962
Mark S. Reilly                     Vice President
185 Asylum Street
Hartford, CT 06103
Mark J. Remington                  Vice President
185 Asylum Street
Hartford, CT 06103
Jonathan L. Rosenthal              Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962
Ragai A. Roushdy                   Vice President
10 Park Avenue
Morristown, NJ 07962
Erik V. Savi                       Vice President
10 Park Avenue
Morristown, NJ 07962
Kevin M. Thorwarth                 Vice President
10 Park Avenue

Morristown, NJ 07962
Mark. H. Wilsmann                  Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Life and Annuity Company under Connecticut insurance law. The Depositor is an indirectly wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 3,611 qualified contracts and 5,583 non-qualified contracts of Vintage Xtra Annuity; there were 1,444 qualified contracts and 906 non-qualified contracts of Portfolio Architect Xtra; and there were 657 qualified contracts and 834 non-qualified contracts of Vintage Xtra-Series II offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.




Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06199


Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, The Travelers Fund ABD for Variable Annuities, Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.



NAME AND PRINCIPAL                    POSITIONS AND OFFICES
BUSINESS ADDRESS                      WITH UNDERWRITER
-------------------                   ---------------------
Leslie Sutherland                     President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Steven J. Brash                       Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Debora L. Buffington                  Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
Charles M. Deuth                      Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Anthony J. Dufault                    Vice President

5 Park Plaza
Suite 1900
Irvine, CA 92614
James R. Fitzpatrick                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Elizabeth M. Forget                   Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016
Helayne F. Klier                      Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Paul M. Kos                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul A. LaPiana                       Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson                    Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614
Robert H. Petersen                    Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830
Deron J. Richens                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul A. Smith                         Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Cathy Sturdivant                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros                      Vice President
260 Madison Avenue
New York, NY 10016
Edward C. Wilson                      Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614
Anthony J. Williamson                 Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Michael K. Farrell                    Manager
10 Park Avenue
Morristown, NJ 07962
Craig W. Markham                      Manager

13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                    Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



             (1)                     (2)               (3)             (4)          (5)
                               Net Underwriting
                                 Discounts and   Compensation On   Brokerage       Other
Name of Principal Underwriter     Commissions      Redemption     Commissions   Compensation
-----------------------------  ----------------  ---------------  -----------   ------------
Travelers Distribution LLC       $ 94,264,724         $ 0             $ 0           $ 0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Life and Annuity Company
      One Cityplace
      Hartford, Connecticut  06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 7th day of April, 2006.

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)

                                     By: /s/ HUGH C. MCHAFFIE
                                         ---------------------------------------
                                         Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 7th day of April, 2006.

*C. ROBERT HENRIKSON          Director, Chairman, President and Chief
--------------------------    Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI             Senior Vice President and Chief Financial Officer
--------------------------
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.     Senior Vice President and Chief Accounting Officer
--------------------------
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.        Director
--------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                Director
--------------------------
(Lisa M. Weber)

By: /s/ Michele H. Abate
    -----------------------------
    Michele H. Abate, Attorney-in-Fact

* The Travelers Life and Annuity Company. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable Annuity Separate Account 2002 Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005.

                                  EXHIBIT INDEX

10(a)       Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b)       Consent of Deloitte & Touche LLP, Independent Registered Public
            Accounting Firm.